Registration No. 333-05593
                                                      Registration No. 811-07659
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 31                                   [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 117                                                 [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   DODIE KENT
                          VICE PRESIDENT AND COUNSEL
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                             PETER E. PANARITES, ESQ
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON, D.C. 20007

         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X]    On May 1, 2004 pursuant to paragraph (b) of Rule 485.

  [ ]    After filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Equitable Accumulator(R)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2004

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS THE EQUITABLE ACCUMULATOR(R)?

Equitable Accumulator(R) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or fixed maturity options ("investment options"). This contract is offered in Oregon only.



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Alliance Small Cap Growth
o AXA Conservative Allocation(1)         o EQ/Bernstein Diversified Value
o AXA Conservative-Plus Allocation(1)    o EQ/Calvert Socially Responsible
o AXA Moderate Allocation(1)             o EQ/Capital Guardian International
o AXA Moderate-Plus Allocation(1)        o EQ/Capital Guardian Research
o AXA Premier VIP Aggressive Equity      o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Core Bond              o EQ/Emerging Markets Equity
o AXA Premier VIP Health Care            o EQ/Equity 500 Index
o AXA Premier VIP High Yield             o EQ/Evergreen Omega
o AXA Premier VIP International Equity   o EQ/FI Mid Cap
o AXA Premier VIP Large Cap Core         o EQ/FI Small/Mid Cap Value
  Equity                                 o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Large Cap Growth       o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Value        o EQ/Lazard Small Cap Value
o AXA Premier VIP Small/Mid Cap          o EQ/Marsico Focus
  Growth                                 o EQ/Mercury Basic Value Equity
o AXA Premier VIP Small/Mid Cap Value    o EQ/Mercury International Value
o AXA Premier VIP Technology             o EQ/MFS Emerging Growth Companies
o EQ/Alliance Common Stock               o EQ/MFS Investors Trust
o EQ/Alliance Growth and Income          o EQ/Money Market
o EQ/Alliance Intermediate Government    o EQ/Putnam Growth & Income Value
  Securities                             o EQ/Putnam Voyager
o EQ/Alliance International              o EQ/Small Company Index
o EQ/Alliance Premier Growth             o EQ/Technology(2)
o EQ/Alliance Quality Bond
--------------------------------------------------------------------------------




(1)  The "AXA Allocation" portfolio.

(2) Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.




You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.


TYPES OF CONTRACTS. We offer the contracts for use as:

o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.

We offer "Rollover IRA" and "Roth Conversion IRA."

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2004, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This Prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.




The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X00685

                                                                     Oregon only

Contents of this Prospectus
--------------------------------------------------------------------------------


EQUITABLE ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator(R) at a glance -- key features                         8

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     14

Condensed financial Information                                             17




--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           18
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        18
Owner and annuitant requirements                                            21
How you can make your contributions                                         21
What are your investment options under the contract?                        21
Allocating your contributions                                               25
Your benefit base                                                           26
Annuity purchase factors                                                    27
Our baseBUILDER option                                                      27
Guaranteed minimum death benefit                                            28
Your right to cancel within a certain number of days                        29



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        30
--------------------------------------------------------------------------------
Your account value and cash value                                           30
Your contract's value in the variable investment options                    30
Your contract's value in the fixed maturity options                         30

Termination of your contract                                                30


----------------------

"We," "our," and "us" refer to Equitable Life.


When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG
     INVESTMENT OPTIONS                                                     31
--------------------------------------------------------------------------------
Transferring your account value                                             31
Disruptive transfer activity                                                31
Rebalancing your account value                                              31



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     33
--------------------------------------------------------------------------------
Withdrawing your account value                                              33
How withdrawals are taken from your account value                           34
How withdrawals affect your guaranteed minimum income benefit
     and guaranteed minimum death benefit                                   34
Loans under Rollover TSA contracts                                          34
Surrendering your contract to receive its cash value                        35
When to expect payments                                                     35
Your annuity payout options                                                 35



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     38
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         38
Charges that the Trusts deduct                                              39
Group or sponsored arrangements                                             39
Other distribution arrangements                                             40



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 41
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     41
How death benefit payment is made                                           41
Beneficiary continuation option                                             42



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          43
--------------------------------------------------------------------------------
Overview                                                                    43
Buying a contract to fund a retirement arrangement                          43
Transfers among investment options                                          43
Taxation of nonqualified annuities                                          43
Individual retirement arrangements (IRAs)                                   45
Special rules for contracts funding qualified plans                         46
Tax-Sheltered Annuity contracts (TSAs)                                      46
Federal and state income tax withholding and
     information reporting                                                  47
Impact of taxes to Equitable Life                                           48

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         49
--------------------------------------------------------------------------------
About Separate Account No. 45 and Separate Account No. 49                   49
About the Trusts                                                            49
About our fixed maturity options                                            49
About the general account                                                   50
About other methods of payment                                              50
Dates and prices at which contract events occur                             51
About your voting rights                                                    51
About legal proceedings                                                     52

About our independent auditors                                              52

Financial statements                                                        52
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          52

Distribution of the contracts                                               52




--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           54
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------

I   -- Condensed financial information                                     A-1
II  -- Purchase considerations for QP contracts                            B-1
III -- Market value adjustment example                                     C-1
IV  -- Guaranteed minimum death benefit example                            D-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------


This index should help you locate more information on the terms used in this Prospectus.




                                                             Page
   12 month dollar cost averaging                             26
   account value                                              30
   administrative charge                                      38
   annual ratchet death benefit                               28
   annuitant                                                  18
   annuity maturity date                                      37
   annuity payout options                                     35
   annuity purchase factors                                   27
   automatic investment program                               51
   baseBUILDER                                                27
   baseBUILDER Benefit charge                                 39
   beneficiary                                                41
   Beneficiary Continuation Option ("BCO")                    42
   benefit base                                               26
   business day                                               51
   cash value                                                 30
   charges for state premium and other applicable taxes       39
   contract date                                               9
   contract date anniversary                                   9
   contract year                                               9
   contributions to Roth IRAs                                 45
      regular contributions                                   46
      rollover and direct transfers                           46
      conversion contributions                                46
   contributions to traditional IRAs                          45
      regular contributions                                   45
      rollovers and transfers                                 45
   disability, terminal illness or confinement
      to nursing home                                         39
   disruptive transfer activity                               31
   dollar cost averaging                                      26
   EQAccess                                                    6
   ERISA                                                      34
   fixed maturity options                                     25
   free look                                                  29
   free withdrawal amount                                     38
   general account                                            50
   guaranteed minimum death benefit                           28
   guaranteed minimum income benefit                          27
   IRA                                                     cover
   IRS                                                        43


                                                            Page
   investment options                                      cover
   lifetime required minimum distribution withdrawals         34
   loan reserve account                                       35
   loans under Rollover TSA contracts                         34
   lump sum withdrawals                                       33
   market adjusted amount                                     25
   market value adjustment                                    25
   market timing                                              31
   maturity dates                                             25
   maturity value                                             25
   Mortality and expense risks charge                         38
   NQ                                                      cover
   participant                                                21
   portfolio                                               cover
   Principal assurance allocation                             25
   processing office                                           6
   Protection Plus                                            29
   Protection Plus charge                                     39
   QP                                                      cover
   rate to maturity                                           25
   Rebalancing                                                31
   Rollover IRA                                            cover
   Rollover TSA                                            cover
   roll-up death benefit                                      28
   Roth Conversion IRA                                     cover
   Roth IRA                                                   45
   SAI                                                     cover
   SEC                                                     cover
   self-directed allocation                                   25
   Separate Account No. 45 and Separate Account No. 49        45
   substantially equal withdrawals                            33
   Successor owner and annuitant                              41
   systematic withdrawals                                     33
   TOPS                                                        6
   TSA                                                     cover
   traditional IRA                                            45
   Trusts                                                  cover
   unit                                                       30
   variable investment options                                21
   wire transmittals and electronic applications              50
   withdrawal charge                                          38



To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.




  ---------------------------------------------------------------------------
  Prospectus                    Contract or Supplemental Materials
  ---------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  baseBUILDER                   Guaranteed Minimum Income Benefit
  ---------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014



--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094



--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547



--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o    written confirmation of financial transactions;


o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o    change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our web site at http://www.axaonline.com and clicking on EQAccess. All other clients may access EQAccess by visiting our other web site at http://www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2)  conversion of a traditional IRA to a Roth Conversion IRA;

(3)  election of the automatic investment program;

6  Who is Equitable Life?

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  requests for withdrawals or surrenders from Rollover TSA contracts;

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;


(11) certain section 1035 exchanges;

(12) direct transfers; and

(13) exercise of the Guaranteed minimum income benefit.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between investment options;

(4)  contract surrender and withdrawal requests;

(5)  death claims;

(6)  general dollar cost averaging; and

(7)  12 month dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  general dollar cost averaging;

(3)  rebalancing;

(4)  12 month dollar cost averaging;

(5)  substantially equal withdrawals;

(6)  systematic withdrawals and;

(7)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

Equitable Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Professional investment     Equitable Accumulator(R)'s variable investment options invest in different portfolios managed by
management                  professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options      o 10 fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years
                              (subject to availability).

                            o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            --------------------------------------------------------------------------------------------------------

                            If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages              o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                              contract                  payments.

                            o On transfers inside the   No tax on transfers among investment options.
                              contract
                            --------------------------------------------------------------------------------------------------------
                            If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), Tax Sheltered
                            Annuity (TSA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal
                            Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this Prospectus and in the SAI.)
------------------------------------------------------------------------------------------------------------------------------------
baseBUILDER(R) protection   baseBUILDER combines a guaranteed minimum income benefit with a guaranteed minimum death benefit provided under the contract. The guaranteed minimum income benefit provides income protection for you while the annuitant lives once the owner elects to annuitize the contract. The guaranteed minimum death benefit provides a death benefit for the beneficiary should the annuitant die.
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts        o Initial minimum:          $5,000

                            o Additional minimum:       $1,000 (NQ, QP and Rollover TSA contracts)
                                                        $100 monthly and $300 quarterly under our automatic investment program
                                                        (NQ contracts)
                                                        $50 (IRA contracts)

                            Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million.
------------------------------------------------------------------------------------------------------------------------------------



8 Equitable Accumulator(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Lump sum withdrawals

                       o Several withdrawal options on a periodic basis

                       o Loans under Rollover TSA contracts

                       o Contract surrender

                       You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------------
Payout alternative     o Fixed annuity payout options

                       o Variable Immediate Annuity payout options

                       o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features    o Guaranteed minimum death benefit even if you do not elect baseBuilder

                       o Dollar cost averaging

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semiannually and annually)

                       o Free transfers

                       o Waiver of withdrawal charge for disability, terminal illness or confinement to a nursing home

                       o Protection Plus, an optional death benefit available under certain contracts (subject to state availability)
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges       o Daily charges on amounts invested in variable investment options for mortality and expense risks at a current annual rate of 1.35%.

                       o Annual 0.30% benefit base charge for the optional baseBUILDER benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The annual benefit base charge is 0.15% if the 5% roll up to age
                         70, if available, is elected. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus. If you do not elect baseBUILDER, you still receive a guaranteed minimum death benefit under your contract at no additional charge.

                       o Annual 0.20% Protection Plus charge for this optional death benefit.

                       o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value at the beginning of each contract year to calculate the 15% amount available. The charge begins at 7% in the first contract year following a contribution. It declines by 1%
                         each year to 1% in the seventh contract year. There is no withdrawal charge in the eighth and later contract years following a contribution.

                         -----------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                         -----------------------------------------------------------------------------------------------------------

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct a $350 annuity administrative fee from amounts applied to purchase the Variable Immediate Annuity payout options.

                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.10% to 1.20% annually,
                         12b-1 fees of 0.25% annually and other expenses.

------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages   NQ: 0-83
                       Rollover IRA, Roth Conversion
                       IRA, and Rollover TSA: 20-83
                       QP: 20-75
------------------------------------------------------------------------------------------------------------------------------------


                         Equitable Accumulator(R) at a glance -- key features 9

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES, RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.



For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.



10 Equitable Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
----------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract, make certain
withdrawals or apply your cash value to certain payout options).(1)                        7.00%

Charge if you elect a Variable Immediate Annuity payout option                             $350
----------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

----------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------------
Mortality and expense risks                                                                1.10%
Administrative                                                                             0.25%
                                                                                           ----
Total annual expenses                                                                      1.35%

----------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect the optional benefit
----------------------------------------------------------------------------------------------------------
baseBUILDER benefit charge(2) (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date
anniversary for which the benefit is in effect)                                            0.30%
----------------------------------------------------------------------------------------------------------
Protection Plus benefit charge (calculated as a percentage of the account value. Deducted annually on each contract date anniversary
for which the benefit is in effect)                                                        0.20%
----------------------------------------------------------------------------------------------------------

                                                                   Fee table 11

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.



----------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2003 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ----       -----
other expenses)(3)                                                                 0.56%      10.23%

This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.




-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Under-   Total Annual
                                                                           lying     Expenses      Fee Waivers       Net Total
                                                                         Portfolio    (Before    and/or Expense  Annual Expenses
                                        Manage-     12b-1     Other       Fees and    Expense      Reimburse-     After Expense
Portfolio Name                        ment Fees(4) Fees(5) Expenses (6) Expenses(7) Limitation)     ments(8)       Limitations
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation               0.10%        0.25%   5.91%          1.08%        7.34%        (5.98)%          1.36%
AXA Conservative Allocation             0.10%        0.25%   9.04%          0.84%       10.23%        (9.13)%          1.10%
AXA Conservative-Plus Allocation        0.10%        0.25%   4.13%          0.88%        5.36%        (4.21)%          1.15%
AXA Moderate Allocation                 0.10%        0.25%   0.39%          0.86%        1.60%        (0.43)%          1.17%
AXA Moderate-Plus Allocation            0.10%        0.25%   1.77%          1.13%        3.25%        (1.87)%          1.38%
AXA Premier VIP Aggressive Equity       0.62%        0.25%   0.15%            --         1.02%           --            1.02%
AXA Premier VIP Core Bond               0.60%        0.25%   0.26%            --         1.11%        (0.16)%          0.95%
AXA Premier VIP Health Care             1.20%        0.25%   0.48%            --         1.93%        (0.08)%          1.85%
AXA Premier VIP High Yield              0.59%        0.25%   0.16%            --         1.00%           --            1.00%
AXA Premier VIP International Equity    1.05%        0.25%   0.73%            --         2.03%        (0.23)%          1.80%
AXA Premier VIP Large Cap Core Equity   0.90%        0.25%   0.52%            --         1.67%        (0.32)%          1.35%
AXA Premier VIP Large Cap Growth        0.90%        0.25%   0.43%            --         1.58%        (0.23)%          1.35%
AXA Premier VIP Large Cap Value         0.90%        0.25%   0.43%            --         1.58%        (0.23)%          1.35%
AXA Premier VIP Small/Mid Cap Growth    1.10%        0.25%   0.35%            --         1.70%        (0.10)%          1.60%
AXA Premier VIP Small/Mid Cap Value     1.10%        0.25%   0.31%            --         1.66%        (0.06)%          1.60%
AXA Premier VIP Technology              1.20%        0.25%   0.83%            --         2.28%        (0.43)%          1.85%
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                0.48%        0.25%   0.06%            --         0.79%           --            0.79%
EQ/Alliance Growth and Income           0.57%        0.25%   0.06%            --         0.88%           --            0.88%
EQ/Alliance Intermediate Government
 Securities                             0.49%        0.25%   0.08%            --         0.82%           --            0.82%
EQ/Alliance International               0.74%        0.25%   0.13%            --         1.12%        (0.02)%          1.10%
EQ/Alliance Premier Growth              0.90%        0.25%   0.05%            --         1.20%        (0.04)%          1.16%
EQ/Alliance Quality Bond                0.52%        0.25%   0.06%            --         0.83%           --            0.83%
EQ/Alliance Small Cap Growth            0.75%        0.25%   0.07%            --         1.07%           --            1.07%
EQ/Bernstein Diversified Value          0.64%        0.25%   0.06%            --         0.95%         0.00%           0.95%
EQ/Calvert Socially Responsible         0.65%        0.25%   0.55%            --         1.45%        (0.40)%          1.05%
EQ/Capital Guardian International       0.85%        0.25%   0.21%            --         1.31%        (0.11)%          1.20%
EQ/Capital Guardian Research            0.65%        0.25%   0.07%            --         0.97%        (0.02)%          0.95%
EQ/Capital Guardian U.S. Equity         0.65%        0.25%   0.07%            --         0.97%        (0.02)%          0.95%
EQ/Emerging Markets Equity              1.15%        0.25%   0.40%            --         1.80%         0.00%           1.80%
EQ/Equity 500 Index                     0.25%        0.25%   0.06%            --         0.56%           --            0.56%
EQ/Evergreen Omega                      0.65%        0.25%   0.25%            --         1.15%        (0.20)%          0.95%
EQ/FI Mid Cap                           0.70%        0.25%   0.08%            --         1.03%        (0.03)%          1.00%
EQ/FI Small/Mid Cap Value               0.75%        0.25%   0.10%            --         1.10%         0.00%           1.10%
EQ/Janus Large Cap Growth               0.90%        0.25%   0.09%            --         1.24%        (0.09)%          1.15%
EQ/J.P. Morgan Core Bond                0.44%        0.25%   0.08%            --         0.77%         0.00%           0.77%
EQ/Lazard Small Cap Value               0.75%        0.25%   0.10%            --         1.10%         0.00%           1.10%
EQ/Marsico Focus                        0.90%        0.25%   0.07%            --         1.22%        (0.07)%          1.15%
EQ/Mercury Basic Value Equity           0.60%        0.25%   0.07%            --         0.92%         0.00%           0.92%
EQ/Mercury International Value          0.85%        0.25%   0.16%            --         1.26%        (0.01)%          1.25%
EQ/MFS Emerging Growth Companies        0.65%        0.25%   0.07%            --         0.97%           --            0.97%
EQ/MFS Investors Trust                  0.60%        0.25%   0.11%            --         0.96%        (0.01)%          0.95%
EQ/Money Market                         0.33%        0.25%   0.06%            --         0.64%           --            0.64%
-----------------------------------------------------------------------------------------------------------------------------------


12 Fee table

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Under-   Total Annual
                                                                           lying     Expenses      Fee Waivers       Net Total
                                                                         Portfolio    (Before    and/or Expense  Annual Expenses
                                        Manage-     12b-1     Other       Fees and    Expense      Reimburse-     After Expense
Portfolio Name                        ment Fees(4) Fees(5) Expenses (6) Expenses(7) Limitation)     ments(8)       Limitations
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income               0.60%        0.25%   0.10%          --          0.95%          0.00%           0.95%
EQ/Putnam Voyager                       0.65%        0.25%   0.13%          --          1.03%         (0.08)%          0.95%
EQ/Small Company Index                  0.25%        0.25%   0.35%          --          0.85%          0.00%           0.85%
EQ/Technology                           0.90%        0.25%   0.09%          --          1.24%         (0.09)%          1.15%
-----------------------------------------------------------------------------------------------------------------------------------

Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is determined by the contract year in which    Contract
     you make the withdrawal or surrender your contract. For each contribution, we con-     Year
     sider the contract year in which we receive that contribution to be "contract year 1") 1.................. 7.00%
                                                                                            2.................. 6.00%
                                                                                            3.................. 5.00%
                                                                                            4.................. 4.00%
                                                                                            5.................. 3.00%
                                                                                            6.................. 2.00%
                                                                                            7.................. 1.00%
                                                                                            8+................. 0.00%

(2) The baseBUILDER benefit charge is 0.15% if the 5% roll up to age 70 is elected.


(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(4) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.

(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(6) Other expenses shown are those incurred in 2003. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement information.

(7) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocation as of 12/31/03. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equitable Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust Portfolio and AXA Premier VIP Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:




     --------------------------------------------------------------------------
     Portfolio Name
     --------------------------------------------------------------------------
     AXA Aggressive Allocation               0.95%
     --------------------------------------------------------------------------
     AXA Conservative Allocation             0.73%
     --------------------------------------------------------------------------
     AXA Conservative-Plus Allocation        0.78%
     --------------------------------------------------------------------------
     AXA Moderate Allocation                 0.79%
     --------------------------------------------------------------------------
     AXA Moderate-Plus Allocation            0.99%
     --------------------------------------------------------------------------
     AXA Premier VIP Aggressive Equity       0.95%
     --------------------------------------------------------------------------
     AXA Premier VIP Health Care             1.84%
     --------------------------------------------------------------------------
     AXA Premier VIP International Equity    1.73%
     --------------------------------------------------------------------------
     AXA Premier VIP Large Cap Core Equity   1.32%
     --------------------------------------------------------------------------
     AXA Premier VIP Large Cap Growth        1.32%
     --------------------------------------------------------------------------
     AXA Premier VIP Large Cap Value         1.28%
     --------------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap Growth    1.46%
     --------------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap Value     1.52%
     --------------------------------------------------------------------------
     AXA Premier VIP Technology              1.70%
     --------------------------------------------------------------------------
     EQ/Alliance Common Stock                0.77%
     --------------------------------------------------------------------------
     EQ/Alliance Growth and Income           0.85%
     --------------------------------------------------------------------------
     EQ/Alliance Premier Growth              1.15%
     --------------------------------------------------------------------------
     EQ/Alliance Small Cap Growth            1.03%
     --------------------------------------------------------------------------
     EQ/Calvert Socially Responsible         1.00%
     --------------------------------------------------------------------------
     EQ/Capital Guardian International       1.18%
     --------------------------------------------------------------------------
     EQ/Capital Guardian Research            0.93%
     --------------------------------------------------------------------------
     EQ/Capital Guardian U.S. Equity         0.93%
     --------------------------------------------------------------------------
     EQ/Emerging Markets Equity              1.78%
     --------------------------------------------------------------------------
     EQ/Evergreen Omega                      0.84%
     --------------------------------------------------------------------------


                                                                    Fee table 13

     --------------------------------------------------------------------------
     Portfolio Name
     --------------------------------------------------------------------------
     EQ/FI Mid Cap                           0.88%
     --------------------------------------------------------------------------
     EQ/FI Small/Mid Cap Value               1.04%
     --------------------------------------------------------------------------
     EQ/Lazard Small Cap Value               1.00%
     --------------------------------------------------------------------------
     EQ/Marsico Focus                        1.10%
     --------------------------------------------------------------------------
     EQ/Mercury Basic Value Equity           0.91%
     --------------------------------------------------------------------------
     EQ/Mercury International Value          1.18%
     --------------------------------------------------------------------------
     EQ/MFS Emerging Growth Companies        0.96%
     --------------------------------------------------------------------------
     EQ/MFS Investors Trust                  0.94%
     --------------------------------------------------------------------------
     EQ/Putnam Growth & Income Value         0.93%
     --------------------------------------------------------------------------
     EQ/Putnam Voyager                       0.93%
     --------------------------------------------------------------------------
     EQ/Technology                           1.01%
     --------------------------------------------------------------------------


EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner, who has elected baseBUILDER and Protection Plus would pay in the situations illustrated. Since the Protection Plus feature only applies under certain contracts, expenses would be lower for contracts that do not have Protection Plus.


The fixed maturity options and the 12 month dollar cost averaging program are not covered by the example. However, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



14 Fee table

-----------------------------------------------------------------------------------------------------------
                                                      If you surrender your contract at the end of the
                                                                   applicable time period
-----------------------------------------------------------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,665.31     $ 3,272.13     $ 4,725.58     $ 7,970.97
AXA Conservative Allocation                      $ 1,968.33     $ 4,031.52     $ 5,773.48     $ 9,206.50
AXA Conservative-Plus Allocation                 $ 1,457.15     $ 2,720.59     $ 3,918.72     $ 6,847.17
AXA Moderate Allocation                          $ 1,062.63     $ 1,606.38     $ 2,175.45     $ 3,914.69
AXA Moderate-Plus Allocation                     $ 1,235.79     $ 2,106.68     $ 2,976.65     $ 5,347.57
AXA Premier VIP Aggressive Equity                $ 1,001.35     $ 1,425.02     $ 1,877.72     $ 3,345.55
AXA Premier VIP Core Bond                        $ 1,010.80     $ 1,453.13     $ 1,924.12     $ 3,435.56
AXA Premier VIP Health Care                      $ 1,096.90     $ 1,706.80     $ 2,338.65     $ 4,218.24
AXA Premier VIP High Yield                       $   999.25     $ 1,418.76     $ 1,867.38     $ 3,325.43
AXA Premier VIP International Equity             $ 1,107.40     $ 1,737.43     $ 2,388.19     $ 4,309.21
AXA Premier VIP Large Cap Core Equity            $ 1,069.60     $ 1,626.85     $ 2,208.81     $ 3,977.23
AXA Premier VIP Large Cap Growth                 $ 1,060.15     $ 1,599.07     $ 2,163.53     $ 3,892.28
AXA Premier VIP Large Cap Value                  $ 1,060.15     $ 1,599.07     $ 2,163.53     $ 3,892.28
AXA Premier VIP Small/Mid Cap Growth             $ 1,072.75     $ 1,636.10     $ 2,223.87     $ 4,005.38
AXA Premier VIP Small/Mid Cap Value              $ 1,068.55     $ 1,623.76     $ 2,203.79     $ 3,967.83
AXA Premier VIP Technology                       $ 1,133.65     $ 1,813.72     $ 2,511.10     $ 4,532.52
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   977.20     $ 1,352.93     $ 1,758.31     $ 3,111.71
EQ/Alliance Growth and Income                    $   986.65     $ 1,381.18     $ 1,805.18     $ 3,203.87
EQ/Alliance Intermediate Government Securities   $   980.35     $ 1,362.35     $ 1,773.95     $ 3,142.53
EQ/Alliance International                        $ 1,011.85     $ 1,456.25     $ 1,929.27     $ 3,445.51
EQ/Alliance Premier Growth                       $ 1,020.25     $ 1,481.19     $ 1,970.35     $ 3,524.74
EQ/Alliance Quality Bond                         $   981.40     $ 1,365.49     $ 1,779.16     $ 3,152.78
EQ/Alliance Small Cap Growth                     $ 1,006.60     $ 1,440.64     $ 1,903.52     $ 3,395.66
EQ/Bernstein Diversified Value                   $   994.00     $ 1,403.11     $ 1,841.50     $ 3,274.96
EQ/Calvert Socially Responsible                  $ 1,046.50     $ 1,558.85     $ 2,097.80     $ 3,768.16
EQ/Capital Guardian International                $ 1,031.80     $ 1,515.41     $ 2,026.60     $ 3,632.62
EQ/Capital Guardian Research                     $   996.10     $ 1,409.37     $ 1,851.86     $ 3,295.18
EQ/Capital Guardian U.S. Equity                  $   996.10     $ 1,409.37     $ 1,851.86     $ 3,295.18
EQ/Emerging Markets Equity                       $ 1,083.25     $ 1,666.88     $ 2,273.92     $ 4,098.55
EQ/Equity 500 Index                              $   953.05     $ 1,280.48     $ 1,637.70     $ 2,872.31
EQ/Evergreen Omega                               $ 1,015.00     $ 1,465.61     $ 1,944.69     $ 3,475.30
EQ/FI Mid Cap                                    $ 1,002.40     $ 1,428.14     $ 1,882.89     $ 3,355.59
EQ/FI Small/Mid Cap Value                        $ 1,009.75     $ 1,450.01     $ 1,918.98     $ 3,425.60
EQ/J.P. Morgan Core Bond                         $   975.10     $ 1,346.64     $ 1,747.87     $ 3,091.12
EQ/Janus Large Cap Growth                        $ 1,024.45     $ 1,493.64     $ 1,990.83     $ 3,564.11
EQ/Lazard Small Cap Value                        $ 1,009.75     $ 1,450.01     $ 1,918.98     $ 3,425.60
EQ/Marsico Focus                                 $ 1,022.35     $ 1,487.42     $ 1,980.59     $ 3,544.44
EQ/Mercury Basic Value Equity                    $   990.85     $ 1,393.72     $ 1,825.95     $ 3,244.56
EQ/Mercury International Value                   $ 1,026.55     $ 1,499.87     $ 2,001.06     $ 3,583.73
EQ/MFS Emerging Growth Companies                 $   996.10     $ 1,409.37     $ 1,851.86     $ 3,295.18
EQ/MFS Investors Trust                           $   995.05     $ 1,406.24     $ 1,846.68     $ 3,285.08
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                             If you annuitize at the end of the
                                                                   applicable time period
-----------------------------------------------------------------------------------------------------------
                                                      1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,315.31     $ 3,122.13     $ 4,775.58     $ 8,320.97
AXA Conservative Allocation                      $ 1,618.33     $ 3,881.52     $ 5,823.48     $ 9,556.50
AXA Conservative-Plus Allocation                 $ 1,107.15     $ 2,570.59     $ 3,968.72     $ 7,197.17
AXA Moderate Allocation                          $   712.63     $ 1,456.38     $ 2,225.45     $ 4,264.69
AXA Moderate-Plus Allocation                     $   885.79     $ 1,956.68     $ 3,026.65     $ 5,697.57
AXA Premier VIP Aggressive Equity                $   651.35     $ 1,275.02     $ 1,927.72     $ 3,695.55
AXA Premier VIP Core Bond                        $   660.80     $ 1,303.13     $ 1,974.12     $ 3,785.56
AXA Premier VIP Health Care                      $   746.90     $ 1,556.80     $ 2,388.65     $ 4,568.24
AXA Premier VIP High Yield                       $   649.25     $ 1,268.76     $ 1,917.38     $ 3,675.43
AXA Premier VIP International Equity             $   757.40     $ 1,587.43     $ 2,438.19     $ 4,659.21
AXA Premier VIP Large Cap Core Equity            $   719.60     $ 1,476.85     $ 2,258.81     $ 4,327.23
AXA Premier VIP Large Cap Growth                 $   710.15     $ 1,449.07     $ 2,213.53     $ 4,242.28
AXA Premier VIP Large Cap Value                  $   710.15     $ 1,449.07     $ 2,213.53     $ 4,242.28
AXA Premier VIP Small/Mid Cap Growth             $   722.75     $ 1,486.10     $ 2,273.87     $ 4,355.38
AXA Premier VIP Small/Mid Cap Value              $   718.55     $ 1,473.76     $ 2,253.79     $ 4,317.83
AXA Premier VIP Technology                       $   783.65     $ 1,663.72     $ 2,561.10     $ 4,882.52
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   627.20     $ 1,202.93     $ 1,808.31     $ 3,461.71
EQ/Alliance Growth and Income                    $   636.65     $ 1,231.18     $ 1,855.18     $ 3,553.87
EQ/Alliance Intermediate Government Securities   $   630.35     $ 1,212.35     $ 1,823.95     $ 3,492.53
EQ/Alliance International                        $   661.85     $ 1,306.25     $ 1,979.27     $ 3,795.51
EQ/Alliance Premier Growth                       $   670.25     $ 1,331.19     $ 2,020.35     $ 3,874.74
EQ/Alliance Quality Bond                         $   631.40     $ 1,215.49     $ 1,829.16     $ 3,502.78
EQ/Alliance Small Cap Growth                     $   656.60     $ 1,290.64     $ 1,953.52     $ 3,745.66
EQ/Bernstein Diversified Value                   $   644.00     $ 1,253.11     $ 1,891.50     $ 3,624.96
EQ/Calvert Socially Responsible                  $   696.50     $ 1,408.85     $ 2,147.80     $ 4,118.16
EQ/Capital Guardian International                $   681.80     $ 1,365.41     $ 2,076.60     $ 3,982.62
EQ/Capital Guardian Research                     $   646.10     $ 1,259.37     $ 1,901.86     $ 3,645.18
EQ/Capital Guardian U.S. Equity                  $   646.10     $ 1,259.37     $ 1,901.86     $ 3,645.18
EQ/Emerging Markets Equity                       $   733.25     $ 1,516.88     $ 2,323.92     $ 4,448.55
EQ/Equity 500 Index                              $   603.05     $ 1,130.48     $ 1,687.70     $ 3,222.31
EQ/Evergreen Omega                               $   665.00     $ 1,315.61     $ 1,994.69     $ 3,825.30
EQ/FI Mid Cap                                    $   652.40     $ 1,278.14     $ 1,932.89     $ 3,705.59
EQ/FI Small/Mid Cap Value                        $   659.75     $ 1,300.01     $ 1,968.98     $ 3,775.60
EQ/J.P. Morgan Core Bond                         $   625.10     $ 1,196.64     $ 1,797.87     $ 3,441.12
EQ/Janus Large Cap Growth                        $   674.45     $ 1,343.64     $ 2,040.83     $ 3,914.11
EQ/Lazard Small Cap Value                        $   659.75     $ 1,300.01     $ 1,968.98     $ 3,775.60
EQ/Marsico Focus                                 $   672.35     $ 1,337.42     $ 2,030.59     $ 3,894.44
EQ/Mercury Basic Value Equity                    $   640.85     $ 1,243.72     $ 1,875.95     $ 3,594.56
EQ/Mercury International Value                   $   676.55     $ 1,349.87     $ 2,051.06     $ 3,933.73
EQ/MFS Emerging Growth Companies                 $   646.10     $ 1,259.37     $ 1,901.86     $ 3,645.18
EQ/MFS Investors Trust                           $   645.05     $ 1,256.24     $ 1,896.68     $ 3,635.08
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                        If you do not surrender your contract at the
                                                             end of the applicable time period
-----------------------------------------------------------------------------------------------------------
                                                     1 year      3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   965.31     $ 2,772.13     $ 4,425.58     $ 7,970.97
AXA Conservative Allocation                      $ 1,268.33     $ 3,531.52     $ 5,473.48     $ 9,206.50
AXA Conservative-Plus Allocation                 $   757.15     $ 2,220.59     $ 3,618.72     $ 6,847.17
AXA Moderate Allocation                          $   362.63     $ 1,106.38     $ 1,875.45     $ 3,914.69
AXA Moderate-Plus Allocation                     $   535.79     $ 1,606.68     $ 2,676.65     $ 5,347.57
AXA Premier VIP Aggressive Equity                $   301.35     $   925.02     $ 1,577.72     $ 3,345.55
AXA Premier VIP Core Bond                        $   310.80     $   953.13     $ 1,624.12     $ 3,435.56
AXA Premier VIP Health Care                      $   396.90     $ 1,206.80     $ 2,038.65     $ 4,218.24
AXA Premier VIP High Yield                       $   299.25     $   918.76     $ 1,567.38     $ 3,325.43
AXA Premier VIP International Equity             $   407.40     $ 1,237.43     $ 2,088.19     $ 4,309.21
AXA Premier VIP Large Cap Core Equity            $   369.60     $ 1,126.85     $ 1,908.81     $ 3,977.23
AXA Premier VIP Large Cap Growth                 $   360.15     $ 1,099.07     $ 1,863.53     $ 3,892.28
AXA Premier VIP Large Cap Value                  $   360.15     $ 1,099.07     $ 1,863.53     $ 3,892.28
AXA Premier VIP Small/Mid Cap Growth             $   372.75     $ 1,136.10     $ 1,923.87     $ 4,005.38
AXA Premier VIP Small/Mid Cap Value              $   368.55     $ 1,123.76     $ 1,903.79     $ 3,967.83
AXA Premier VIP Technology                       $   433.65     $ 1,313.72     $ 2,211.10     $ 4,532.52
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   277.20     $   852.93     $ 1,458.31     $ 3,111.71
EQ/Alliance Growth and Income                    $   286.65     $   881.18     $ 1,505.18     $ 3,203.87
EQ/Alliance Intermediate Government Securities   $   280.35     $   862.35     $ 1,473.95     $ 3,142.53
EQ/Alliance International                        $   311.85     $   956.25     $ 1,629.27     $ 3,445.51
EQ/Alliance Premier Growth                       $   320.25     $   981.19     $ 1,670.35     $ 3,524.74
EQ/Alliance Quality Bond                         $   281.40     $   865.49     $ 1,479.16     $ 3,152.78
EQ/Alliance Small Cap Growth                     $   306.60     $   940.64     $ 1,603.52     $ 3,395.66
EQ/Bernstein Diversified Value                   $   294.00     $   903.11     $ 1,541.50     $ 3,274.96
EQ/Calvert Socially Responsible                  $   346.50     $ 1,058.85     $ 1,797.80     $ 3,768.16
EQ/Capital Guardian International                $   331.80     $ 1,015.41     $ 1,726.60     $ 3,632.62
EQ/Capital Guardian Research                     $   296.10     $   909.37     $ 1,551.86     $ 3,295.18
EQ/Capital Guardian U.S. Equity                  $   296.10     $   909.37     $ 1,551.86     $ 3,295.18
EQ/Emerging Markets Equity                       $   383.25     $ 1,166.88     $ 1,973.92     $ 4,098.55
EQ/Equity 500 Index                              $   253.05     $   780.48     $ 1,337.70     $ 2,872.31
EQ/Evergreen Omega                               $   315.00     $   965.61     $ 1,644.69     $ 3,475.30
EQ/FI Mid Cap                                    $   302.40     $   928.14     $ 1,582.89     $ 3,355.59
EQ/FI Small/Mid Cap Value                        $   309.75     $   950.01     $ 1,618.98     $ 3,425.60
EQ/J.P. Morgan Core Bond                         $   275.10     $   846.64     $ 1,447.87     $ 3,091.12
EQ/Janus Large Cap Growth                        $   324.45     $   993.64     $ 1,690.83     $ 3,564.11
EQ/Lazard Small Cap Value                        $   309.75     $   950.01     $ 1,618.98     $ 3,425.60
EQ/Marsico Focus                                 $   322.35     $   987.42     $ 1,680.59     $ 3,544.44
EQ/Mercury Basic Value Equity                    $   290.85     $   893.72     $ 1,525.95     $ 3,244.56
EQ/Mercury International Value                   $   326.55     $   999.87     $ 1,701.06     $ 3,583.73
EQ/MFS Emerging Growth Companies                 $   296.10     $   909.37     $ 1,551.86     $ 3,295.18
EQ/MFS Investors Trust                           $   295.05     $   906.24     $ 1,546.68     $ 3,285.08
-----------------------------------------------------------------------------------------------------------


                                                                    Fee table 15

-----------------------------------------------------------------------------------------------------------
                                                      If you surrender your contract at the end of the
                                                                   applicable time period
-----------------------------------------------------------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Money Market                                  $   961.45     $ 1,305.72     $ 1,679.79     $ 2,956.22
EQ/Putnam Growth & Income Value                  $   994.00     $ 1,403.11     $ 1,841.50     $ 3,274.96
EQ/Putnam Voyager                                $ 1,002.40     $ 1,428.14     $ 1,882.89     $ 3,355.59
EQ/Small Company Index                           $   983.50     $ 1,371.77     $ 1,789.57     $ 3,173.25
EQ/Technology                                    $ 1,024.45     $ 1,493.64     $ 1,990.83     $ 3,564.11
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                             If you annuitize at the end of the
                                                                   applicable time period
-----------------------------------------------------------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Money Market                                    $ 611.45     $ 1,155.72     $ 1,729.79     $ 3,306.22
EQ/Putnam Growth & Income Value                    $ 644.00     $ 1,253.11     $ 1,891.50     $ 3,624.96
EQ/Putnam Voyager                                  $ 652.40     $ 1,278.14     $ 1,932.89     $ 3,705.59
EQ/Small Company Index                             $ 633.50     $ 1,221.77     $ 1,839.57     $ 3,523.25
EQ/Technology                                      $ 674.45     $ 1,343.64     $ 2,040.83     $ 3,914.11
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                        If you do not surrender your contract at the
                                                             end of the applicable time period
-----------------------------------------------------------------------------------------------------------
                                                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Money Market                                    $ 261.45       $ 805.72     $ 1,379.79     $ 2,956.22
EQ/Putnam Growth & Income Value                    $ 294.00       $ 903.11     $ 1,541.50     $ 3,274.96
EQ/Putnam Voyager                                  $ 302.40       $ 928.14     $ 1,582.89     $ 3,355.59
EQ/Small Company Index                             $ 283.50       $ 871.77     $ 1,489.57     $ 3,173.25
EQ/Technology                                      $ 324.45       $ 993.64     $ 1,690.83     $ 3,564.11
-----------------------------------------------------------------------------------------------------------




16 Fee table

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2003.



                                                                    Fee table 17

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT
You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.


We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator(R) series contracts with the same annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages      contributions            Source of contributions         Limitations on contributions
----------------------------------------------------------------------------------------------------------------------------
NQ               0 through 83    o $5,000 (initial)       o After-tax money.              o No additional contributions
                                                                                            may be made after attain-
                                 o $1,000 (additional)    o Paid to us by check or          ment of age 84, or, if later,
                                                            transfer of contract value in   the first contract anniversary.
                                                            a tax-deferred exchange
                                                            under Section 1035 of the
                                                            Internal Revenue Code.
----------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 83   o $5,000 (initial)       o Eligible rollover distribu-   o No additional contributions
                                                            tions from TSA contracts or     may be made after attain-
                                 o $5,000 (initial)         other 403(b) arrangements,      ment of age 84, or, if later,
                                                            qualified plans, and govern-    the first contract anniversary.
                                                            mental employer 457(b)
                                                            plans.                        o Contributions after age 70-1/2
                                                                                            must be net of required
                                                          o Rollovers from another          minimum distributions.
                                                            traditional individual retire-
                                                            ment arrangement.             o Although we accept regular
                                                                                            IRA contributions (limited to
                                                          o Direct custodian-to-            $3,000 for 2004 and
                                                            custodian transfers from        $4,000 for 2005) under
                                                            another traditional indi-       rollover IRA contracts, we
                                                            vidual retirement               intend that this contract be
                                                            arrangement.                    used primarily for rollover
                                                                                            and direct transfer
                                                          o Regular IRA contributions.      contributions.

                                                          o Additional "catch-up"         o Additional catch-up contri-
                                                            contributions.                  butions of up to $500 can
                                                                                            be made for the calendar
                                                                                            years 2004 or 2005 where
                                                                                            the owner is at least age 50
                                                                                            but under age 70-1/2 at any
                                                                                            time during the calendar
                                                                                            year for which the contribu-
                                                                                            tion is made.
----------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages      contributions            Source of contributions         Limitations on contributions
----------------------------------------------------------------------------------------------------------------------------
Roth Conversion  20 through 83   o $5,000 (initial)       o Rollovers from another        o No additional contributions
IRA                                                         Roth IRA.                       may be made after attain-
                                 o $50 (additional)                                         ment of age 84, or, if later,
                                                          o Conversion rollovers from a     the first contract anniversary.
                                                            traditional IRA.
                                                                                          o Conversion rollovers after
                                                          o Direct transfers from           age 70-1/2 must be net of
                                                            another Roth IRA.               required minimum distribu-
                                                                                            tions for the traditional IRA
                                                          o Regular Roth IRA                you are rolling over.
                                                            contributions.
                                                                                          o You cannot roll over funds
                                                          o Additional catch-up contri-     from a traditional IRA if your
                                                            butions.                        adjusted gross income is
                                                                                            $100,000 or more.

                                                                                          o Although we accept regular
                                                                                            Roth IRA contributions (lim-
                                                                                            ited to $3,000 for 2004 and
                                                                                            $4,000 for 2005) under
                                                                                            Roth IRA contracts, we
                                                                                            intend that this contract be
                                                                                            used primarily for rollover
                                                                                            and direct transfer
                                                                                            contributions.

                                                                                          o Additional catch-up contri-
                                                                                            butions of up to $500 can
                                                                                            be made for the calendar
                                                                                            year 2004 or 2005 where
                                                                                            the owner is at least age 50
                                                                                            at any time during the calen-
                                                                                            dar year for which the
                                                                                            contribution is made.
----------------------------------------------------------------------------------------------------------------------------
Rollover TSA     20 through 83   o $5,000 (initial)       o Direct transfers of pre-tax   o No additional contributions
                                                            funds from another contract     may be made after attain-
                                 o $1,000 (additional)      or arrangement under Sec-       ment of age 84, or, if later,
                                                            tion 403(b) of the Internal     the first contract anniversary.
                                                            Revenue Code, complying
                                                            with IRS Revenue Ruling       o Rollover or direct transfer
                                                            90-24.                          contributions after age 70-1/2
                                                                                            must be net of any required
                                                          o Eligible rollover distribu-     minimum distributions.
                                                            tions of pre-tax funds from
                                                            other 403(b) plans, quali-    o We do not accept employer-
                                                            fied plans. Subsequent          remitted contributions.
                                                            contributions may also be
                                                            rollovers from, governmen-
                                                            tal employer 457(b) plans
                                                            and Traditional IRAs.
----------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 19

----------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages      contributions            Source of contributions         Limitations on contributions
----------------------------------------------------------------------------------------------------------------------------
QP               20 through 75   o $5,000 (initial)       o Only transfer contributions   o We do not accept regular
                                 o $1,000 (additional)      from an existing defined        ongoing payroll
                                                            contribution qualified plan     contributions.
                                                            trust.
                                                                                          o Only one additional transfer
                                                          o The plan must be qualified      contribution may be made
                                                            under Section 401(a) of the     during a contract year.
                                                            Internal Revenue Code.
                                                                                          o No additional transfer con-
                                                          o For 401(k) plans, trans-        tributions may be made after
                                                            ferred contributions may        attainment of age 76, or, if
                                                            only include employee pre-      later, the first contract
                                                            tax contributions.              anniversary.

                                                                                          o Contributions after age 70-1/2
                                                                                            must be net of any required
                                                                                            minimum distributions.

                                                                                          o A separate QP contract must
                                                                                            be established for each plan
                                                                                            participant.

                                                                                          o We do not accept employer
                                                                                            remitted contributions.

                                                                                          o We do not accept contribu-
                                                                                            tions from defined benefit
                                                                                            plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
----------------------------------------------------------------------------------------------------------------------------



See "Tax information" later in this Prospectus and in the SAI for a more detailed discussion of sources of contributions and certain contribution limitations.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


20 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------

Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options and the fixed maturity options.
--------------------------------------------------------------------------------


                                              Contract features and benefits  21

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o Equitable Life
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o Equitable Life
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                         o Alliance Capital Management L.P.
 EQUITY
                                                                                         o MFS Investment Management

                                                                                         o Marsico Capital Management, LLC

                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital         o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                         o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                         o A I M Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current   o Alliance Capital Management L.P.
                              income and capital appreciation.
                                                                                         o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                         o Alliance Capital Management L.P.,
 INTERNATIONAL EQUITY                                                                      through its Bernstein Investment
                                                                                           Research and Management Unit

                                                                                         o Bank of Ireland Asset Management
                                                                                           (U.S.) Limited

                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                         o Alliance Capital Management L.P.,
 CORE EQUITY                                                                               through its Bernstein Investment
                                                                                           Research and Management Unit

                                                                                         o Janus Capital Management LLC

                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

22 Contract features and benefits

Portfolios of the Trusts (contined)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 GROWTH
                                                                                        o RCM Capital Management LLC

                                                                                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 VALUE
                                                                                        o Institutional Capital Corporation

                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 CAP GROWTH
                                                                                        o Franklin Advisers, Inc.

                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o AXA Rosenberg Investment Management LLC
 CAP VALUE
                                                                                        o TCW Investment Management Company

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                     o Firsthand Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                  o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                            o Alliance Capital Management L.P.,
                                                                                          through its Bernstein Investment Research
                                                                                          and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 23

Portfolios of the Trusts (contined)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name             Objective                                                     Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY Seeks long-term capital appreciation.                         o Morgan Stanley Investment Management,
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Seeks a total return before expenses that approximates        o Alliance Capital Management L.P.
                           the total return performance of the S&P 500 Index,
                           including reinvestment of dividends, at a risk level consis-
                           tent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA         Seeks long-term capital growth.                               o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP              Seeks long-term growth of capital.                            o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE  Seeks long-term capital appreciation.                         o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND   Seeks to provide a high total return consistent with mod-     o J.P. Morgan Investment Management Inc.
                           erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH  Seeks long-term growth of capital.                            o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE  Seeks capital appreciation.                                   o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS           Seeks long-term growth of capital.                            o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE     Seeks capital appreciation and secondarily, income.           o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL   Seeks capital appreciation.                                   o Merrill Lynch Investment Managers
 VALUE                                                                                     International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH     Seeks to provide long-term capital growth.                    o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST     Seeks long-term growth of capital with secondary objec-       o MFS Investment Management
                           tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Seeks to obtain a high level of current income, preserve      o Alliance Capital Management L.P.
                           its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME  Seeks capital growth. Current income is a secondary           o Putnam Investment Management, LLC
 VALUE                     objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER          Seeks long-term growth of capital and any increased           o Putnam Investment Management, LLC
                           income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Seeks to replicate as closely as possible (before the         o Alliance Capital Management L.P.
                           deduction of portfolio expenses) the total return of the
                           Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY              Seeks to achieve long-term growth of capital.                 o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.



24 Contract features and benefits

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied: (i) the fixed maturity option's maturity date is within the current calendar year; or (ii) the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. These amounts become part of a non-unitized Separate Account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on February 15th for each of the maturity years 2005 through 2014. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.

YOUR CHOICES AT THE MATURITY DATE. We will notify you on or before December 31st of the year before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option or into any of the variable investment options; or

(b)  withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option with the earliest maturity date. As of February 13, 2004 the next available maturity date was February 15, 2010.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance or dollar cost averaging.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the February 15th immediately following the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation.


                                              Contract features and benefits  25

Principal assurance will not be available if none of those maturity dates is available. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on February 13, 2004 you chose the fixed maturity option with a maturity date of February 15, 2014, since the rate to maturity was 4.15% on February 13, 2004, we would have allocated $6,655 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you anticipate taking required minimum distributions, you should consider whether your values in the variable investment options are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus and in the SAI.

You may not elect principal assurance if the 12 month dollar cost averaging program is in effect.


DOLLAR COST AVERAGING

We offer two dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------


12 MONTH DOLLAR COST AVERAGING PROGRAM. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described in Section 1 of this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the EQ/Money Market option if you are selecting the 12 month dollar cost averaging program at application to purchase an Accumulator(R) contract; thereafter initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.


Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

                      ----------------------------------

You may not elect general dollar cost averaging or 12 month dollar cost averaging if you are participating in the rebalancing program. See "Transfers among investment options" later in this Prospectus. You may not elect the 12 month dollar cost averaging program if the principal assurance program is in effect.


YOUR BENEFIT BASE

The benefit base is used to calculate both the guaranteed minimum income benefit and the 5% roll up to age 80 guaranteed minimum death benefit. Your benefit base is not an account value or a cash value. See "Our baseBUILDER option" and "Guaranteed minimum death benefit" below. The benefit base is equal to:


26  Contract features and benefits

o    your initial contribution and any additional contributions to the contract;
     plus

o    daily interest; less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus); less

o a deduction for any withdrawal charge remaining when you exercise your guaranteed minimum income benefit.

The effective annual interest rate credited to the benefit base is:

o 5% for the benefit base with respect to the variable investment options (other than the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market and EQ/Alliance Quality Bond options) and the 12-Month dollar cost averaging; and

o 3% for the benefit base with respect to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market and EQ/Alliance Quality Bond options, the fixed maturity options and the loan reserve account under Rollover TSA (if applicable).

No interest is credited to the benefit base after the contract date anniversary following the annuitant's 80th birthday.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our baseBUILDER option" and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR BASEBUILDER OPTION

The baseBUILDER option offers you a guaranteed minimum income benefit combined with the guaranteed minimum death benefit available under the contract. For Rollover IRA and Rollover TSA contracts where the annuitant is between ages 20 and 60 at contract issue, and where you elect the baseBUILDER option, we may offer an additional guaranteed minimum death benefit of a 5% roll up to age 70. The baseBUILDER benefit is available if the annuitant is between the ages of 20 and 75 at the time the contract is issued. There is an additional charge for the baseBUILDER benefit which is described under "baseBUILDER benefit charge" in "Charges and expenses" later in this Prospectus. If you are purchasing this contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit is generally not available. Subject to our rules, the baseBUILDER option may be available for certain split-funded Charitable Remainder Trusts.

The guaranteed minimum income benefit component of the baseBUILDER option is described below. Whether you elect the baseBUILDER option or not, the guaranteed minimum death benefit is provided under the contract. The guaranteed minimum death benefit is described under "Guaranteed minimum death benefit" below in this section.

The guaranteed minimum income benefit guarantees you a minimum amount of lifetime income under our Income Manager contract. Only a life with a period certain Income Manager payout annuity contract is available. You choose whether you want the option to be paid on a single or joint life basis at the time you exercise the option. The maximum period certain available under the Income Manager payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:



--------------------------------------------------------------------------------
                              Level Payments
--------------------------------------------------------------------------------
                                        Period certain years
--------------------------------------------------------------------------------
            Annuitant's
          Age at exercise               IRAs            NQ
--------------------------------------------------------------------------------
              60 to 75                  10              10
                 76                      9              10
                 77                      8              10
                 78                      7              10
                 79                      7              10
                 80                      7              10
                 81                      7               9
                 82                      7               8
                 83                      7               7
--------------------------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your benefit base less any outstanding loan plus accrued interest (applies to Rollover TSA only) at guaranteed annuity purchase factors or (ii) the income provided by applying your actual account value at our then current annuity purchase factors. The benefit base is applied only to the baseBUILDER guaranteed purchase annuity factors in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.

Before you elect baseBUILDER, you should consider the fact that the guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity pur-


                                              Contract features and benefits  27
chase factors we use to determine your Income Manager benefit under baseBUILDER are more conservative than the guaranteed annuity purchase factors we use for the Income Manager payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the baseBUILDER Income Manager will be smaller than each periodic payment under the Income Manager payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. The table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market or EQ/Alliance Quality Bond options, or the fixed maturity options.



--------------------------------------------------------------------------------
                                          Guaranteed minimum
                                     income benefit -- annual
              Contract Date        income payable for life with
         Anniversary at exercise      10 year period certain
--------------------------------------------------------------------------------
                   7                         $ 8,315
                  10                         $10,341
                  15                         $14,924
--------------------------------------------------------------------------------


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us along with any required information in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.


You will be eligible to exercise the guaranteed minimum income benefit as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 53 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 54 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 7th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 83rd birthday;

(ii) if the annuitant was older than age 63 at the time an IRA, QP or Rollover TSA contract was issued, the baseBUILDER may not be an appropriate feature because the minimum distributions required by tax law must begin before the guaranteed minimum income benefit can be exercised;

(iii) For QP and Rollover TSA contracts, if you are eligible to exercise your guaranteed minimum income benefit, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract; and

(iv) For a successor owner/annuitant the earliest exercise date will be based on the original contract date and the age of the successor owner/annuitant as of the Processing Date successor owner/ annuitant takes effect.

Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing you money" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

A guaranteed minimum death benefit is provided as part of the baseBUILDER benefit. A guaranteed minimum death benefit is also provided under your contract even if you do not elect baseBUILDER. In this case, the baseBUILDER benefit charge does not apply.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 79 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

You must elect either: the "5% roll up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you apply for a contract. Once you have made your election, you may not change it.

5% ROLL UP TO AGE 80. This guaranteed minimum death benefit is equal to the benefit base described earlier in "Your benefit base."

ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equals your initial contribution. Then, on each contract date anniversary, we will determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death


28  Contract features and benefits
benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down. If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 80 THROUGH 83 AT ISSUE OF NQ, ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS.

On the contract date, your guaranteed minimum death benefit equals your initial contribution. Thereafter, it will be increased by the dollar amount of any additional contributions. We will reduce your guaranteed minimum death benefit if you take any withdrawals.

                      ----------------------------------

Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for information on these guaranteed benefits.

See Appendix IV at the end of this Prospectus for an example of how we calculate the guaranteed minimum death benefit.

PROTECTION PLUS

Protection Plus provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential consequences of electing to purchase the Protection Plus feature in an NQ or IRA contract.

If the annuitant is 69 or younger when we issue your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant, the death benefit will be:

the greater of:

o    the account value or

o    any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o    the total net contributions or

o    the death benefit less total net contributions

For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is age 70 through 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:

the greater of:

o    the account value or

o    any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

o    the total net contributions (as described above) or

o    the death benefit (as described above) less total net contributions

Protection Plus must be elected when the contract is first issued: neither the owner nor the successor owner/annuitant can add it subsequently.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund of the full amount of your contribution. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus and in the SAI for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              Contract features and benefits  29

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE
Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) market adjusted amounts in the fixed maturity options; and (iii) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or


(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, when we deduct the baseBUILDER and/or Protection Plus benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS


Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.



TERMINATION OF YOUR CONTRACT

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose any applicable guaranteed benefits.


30  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer to a fixed maturity option that matures in the current calendar year or that has a rate to maturity of 3% or less.

o You may not transfer any amount to the 12-month dollar cost averaging program.

o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Also, the maturity dates may be no later than the February 15th immediately following the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency, or dollar amount of transfers.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Accumulator(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.



REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and


                            Transferring your money among investment options  31

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect we will process the transfer as requested; your rebalancing allocations will not be changed and the rebalancing program will remain in effect unless you request that it be canceled in writing. The rebalancing program will remain in effect unless you request that it be canceled in writing.

You may not elect the rebalancing program if you are participating in the general dollar cost averaging or 12 month dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.


32  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                                   Method of withdrawal
--------------------------------------------------------------------------------
                                                                Lifetime
                                                               required
                                             Substantially     minimum
 Contract          Lump sum    Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                   Yes          Yes             No              No
--------------------------------------------------------------------------------
Rollover IRA         Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                 Yes          Yes             Yes             No
--------------------------------------------------------------------------------
QP                   Yes           No             No             Yes
--------------------------------------------------------------------------------
Rollover TSA*        Yes          Yes             No             Yes
--------------------------------------------------------------------------------

* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus and in the SAI.


LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA and all IRA contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.



SUBSTANTIALLY EQUAL WITHDRAWALS
(All IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus and in the SAI. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.



                                                        Accessing your money  33

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.


Substantially equal withdrawals are not subject to a withdrawal charge.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus and in the SAI.)


We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus and in the SAI for your specific type of retirement arrangement.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our "automatic required minimum distribution
(RMD) service" except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

INCOME BENEFIT AND DEATH BENEFIT

5% roll up to age 80 -- If you elect the 5% roll up to age 80 guaranteed minimum death benefit, your benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the benefit base on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the benefit base on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your benefit base on a pro rata basis.

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

Annual ratchet to age 80 -- If you elect the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will reduce your benefits on a pro rata basis.

Annuitant issue ages 80 through 83 -- If your contract was issued when the annuitant was between ages 80 and 83, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.

                      ----------------------------------

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus and in the SAI for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the


34  Accessing your money
federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus and in the SAI.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if your are exercising your guaranteed minimum income benefit under baseBUILDER, your choice of payout options are those that are available under the baseBUILDER (see "Our baseBUILDER option" in "Contracts features and benefits" earlier in this Prospectus).




--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager payout options         Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a differ-


                                                        Accessing your money  35
     ent payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate annuities may be funded through your choice of available variable investment options investing in portfolios of EQ/Advisors Trust and AXA Premier VIP Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.



INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Income Manager NQ and IRA payout options provide guaranteed level payments. The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager payout option without life contingencies unless withdrawal charges are no longer in effect under your Equitable Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner.


You may choose to apply your account value of your Equitable Accumulator(R) contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.


Depending upon your circumstances, an Income Manager contract may be purchased on a tax-free basis. Please consult your tax adviser. The Income Manager payout options are not available in all states.

If you purchase an Income Manager contract in connection with the exercise of the baseBUILDER benefit option, different payout options may apply, as well as other various differences. See "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager Prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager life contingent payout options, no withdrawal charge is imposed under the Equitable Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. The year in which your account value is applied to the payout option will be "contract year 1."


36  Accessing your money

SELECTING AN ANNUITY PAYOUT OPTION


When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Equitable Accumulator(R) contract date. Except with respect to the Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday.

Before the last day by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager annuity payout option is chosen.


                                                        Accessing your money  37

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o    A charge for baseBUILDER, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o    A charge for Protection Plus, if you elect this optional benefit.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this Prospectus.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingency payout option.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                                 Contract year
--------------------------------------------------------------------------------
                        1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution        7%    6%    5%    4%    3%    2%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus and in the SAI.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.


15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the beginning of each contract year, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law.


For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.


38  Charges and expenses

DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) and
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

BASEBUILDER BENEFIT CHARGE

If you elect the baseBUILDER, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The charge is equal to 0.30% of the benefit base in effect on the contract date anniversary for the 5% roll up to age 80. The annual benefit base charge is 0.15% if the 5% roll up to age 70 is available and elected.

We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge first, from the fixed maturity options, in order of the earliest maturity date(s) first. A market value adjustment may apply.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.

PROTECTION PLUS

If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o    Management fees ranging from 0.10% to 1.20%.


o    12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit and the guaranteed minimum death benefit or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements


                                                        Charges and expenses  39
that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


40  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned by a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the annuitant. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the guaranteed minimum death benefit. The guaranteed minimum death benefit is part of your contract, whether you select the baseBUILDER benefit or not. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals (and any associated withdrawal charges). Under Rollover TSA contracts we will deduct the amount of any outstanding loan plus accrued interest from the amount of the death benefit.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts.

For individually owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When the owner is not the annuitant under an NQ contract and the owner dies before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required


                                                    Payment of death benefit  41
instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. This feature permits a designated individual, upon the contract owner's death, to maintain the contract in the deceased contract owner's name and receive distributions under the contract instead of receiving the death benefit in a lump sum. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Protection Plus feature and adjusted for any subsequent withdrawals. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in the Statement of Additional Information, the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o    The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or Protection Plus feature under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


42  Payment of death benefit

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when or how these rules could change. Any change could affect contracts purchased before the change.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became to be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001, will apply again. In general, EGTRRA liberalizes contributions which can be made to all types of tax-favored retirement plans. In addition to increasing amounts which can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. More information on IRAs and TSAs is provided in the SAI. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits and baseBUILDER guaranteed minimum income benefit, 12 month Dollar Cost Averaging, selection of investment funds and fixed maturity options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. Although certain provisions of the Temporary Regulations on required minimum distributions concerning the actuarial value of additional contract benefits, which could have increased the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs have currently been suspended, these or similar provisions may apply in future years. You may want to discuss with your tax adviser the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust or other non-natural person).


                                                             Tax information  43

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS FEATURE


In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. In such a case the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable and, for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).



CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator(R) NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers and provision of cost basis information may be required to process this type of an exchange.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.



INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.



44  Tax information

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.



SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and


o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).


Equitable Life designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRA we offer is the Rollover IRA. The Roth IRA contract available is the Roth Conversion IRA. The SAI contains the information that the IRS requires you to have before you purchase an IRA. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We have received an opinion letter from the IRS approving the respective forms of the Equitable Accumulator(R) traditional and Roth IRA contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator (R) traditional and Roth IRA contracts.



PROTECTION PLUS(SM) FEATURE


The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with the optional Protection Plus feature.



CONTRIBUTIONS

Individuals may make three different types of contributions to an IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other IRAs of the same type ("direct transfers").

In addition, an individual may make a taxable rollover contribution from a traditional IRA to a Roth IRA ("conversion" contributions).

Contributions to all types of IRAs are compensation-based. They are either made from your current compensation or have a connection with past compensation (for example, rollover contributions from an eligible retirement plan that you had with an employer relate to past compensation). Under certain circumstances, your nonworking spouse, former spouse or surviving spouse may contribute to an IRA. You can make regular contributions for any year to a traditional IRA within fed-


                                                             Tax information  45
eral tax law limits up until the calendar year you reach the age 70-1/2. Regular contributions for any year to a Roth IRA can be made at any time during your life, subject to federal tax law limits.


The amount of contributions you may make to an IRA for any year and whether such contributions are eligible for special tax treatment (for example, deductibility from income or a special credit) may vary, depending on your income, age and whether you participate in an employer-sponsored retirement plan. Roth IRA contributions are not tax deductible. The maximum regular contribution that can be made to all of your IRAs (whether traditional or Roth) for the taxable year for which the contribution is made is $3,000 for 2004 and $4,000 for 2005. The maximum regular contribution is increased to $3,500 for 2004 and $4,500 for 2005 if you are at least age 50 at any time during the taxable year for which the contribution is made..

Rollover and transfer contributions are not subject to dollar limits. Rollover contributions may be made to a traditional IRA from "eligible retirement plans" which include other traditional IRAs, qualified plans, TSAs and governmental employer 457(b) plans. For Roth IRAs, rollover contributions may be made from other Roth IRAs and traditional IRAs. The conversion of a traditional IRA to a Roth IRA is taxable. Direct transfer contributions may only be made directly from one traditional IRA to another or from one Roth IRA to another.


Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002 after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.


A more complete discussion of contributions to traditional IRAs and Roth IRAs is contained in the SAI.


WITHDRAWALS AND DISTRIBUTIONS

You can withdraw any or all of your funds from an IRA at any time; you do not need to wait for a special event like retirement. Earnings in IRAs are not subject to federal income tax until amounts are paid to you or your beneficiary. Withdrawals from an IRA, surrender of an IRA, death benefits from an IRA and annuity payments from an IRA may be fully or partially taxable. Withdrawals and distributions from IRAs are taxable as ordinary income (not capital gain).

Payments from traditional IRAs and Roth IRAs are taxed differently. Payments from traditional IRAs are generally fully taxable unless you have made nondeductible regular contributions or rolled over after-tax contributions. In any event, the issuer of the traditional IRA is entitled to report the distribution as fully taxable and it is your responsibility to calculate the taxable and tax-free portions of any traditional IRA payments on your own tax returns.

Distributions from Roth IRAs generally receive return of contribution treatment first under federal income tax calculation rules before any income is taxable. Certain distributions from Roth IRAs may qualify for fully tax-free treatment. These are distributions after you reach age 59-1/2, die, become disabled or meet a qualified first-time homebuyer tax rule. You also have to meet a five-year aging period.

A distribution from a traditional IRA will not be taxable if it is rolled over to an eligible retirement plan. A distribution from a Roth IRA will not be taxable if it is rolled over to another Roth IRA.

Taxable withdrawals or distributions from IRAs may be subject to an additional 10% penalty tax if you are under age 59-1/2, unless an exception applies.

Traditional IRAs are subject to required minimum distribution rules which require that amounts begin to be distributed in a prescribed manner from the IRA after the owner reaches age 70-1/2. These rules also require distributions after the owner's death. No distributions are required to be made from Roth IRAs until after the Roth IRA owner's death, but then the required minimum distribution rules apply.

A more complete discussion of the tax aspects of withdrawals and distributions from traditional IRAs and Roth IRAs is contained in the SAI.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II at the end of this Prospectus.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the prospectus covers some of the special tax rules that apply to annuity contracts under Section 403(b) of the Internal Revenue Code (TSAs).

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator(R) Rollover TSA contract:

o    a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You must establish your TSA with funds that are directly transferred from another 403(b) arrangement or rolled over from another 403(b) arrangement. You may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer



46  Tax information

457(b) plans, and traditional IRAs as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.


A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization.

Contributions to TSAs are discussed in greater detail in the SAI.


DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

You may also need spousal consent for certain transactions and payments.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer which provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

The amount of funds subject to the withdrawal restrictions may depend on the source of the funds used to establish the Accumulator(R) TSA.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2 unless an exception applies.

Distributions from TSAs are discussed in greater detail in the SAI.


LOANS FROM TSAS

Loans are generally not treated as a taxable distribution. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans from TSAs are discussed in greater detail in the SAI.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS


You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan (a qualified plan, a governmental employer 457(b) plan (separate accounting required), another TSA or a traditional IRA) which agrees to accept the rollover.


A spousal beneficiary may also roll over death benefits or certain divorce-related payments.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Rollovers from TSAs are discussed in greater detail in the SAI.


REQUIRED MINIMUM DISTRIBUTIONS

TSAs are subject to required minimum distribution rules beginning at age 70-1/2 or separation from service, if later. These rules are discussed in greater detail in the SAI.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


                                                             Tax information  47

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,280 in periodic annuity payments in 2004, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 45 and Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


48  Tax information

8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 45 and in Separate Account No. 49. We established Separate Account No. 45 in 1994 and Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Accounts' operations are accounted for without regard to Equitable Life's other operations.

Each Separate Account is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or the Separate Accounts.

Each subaccount (variable investment option) within the Separate Accounts invests solely in Class IB/B shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appear in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 13, 2004, and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
   Fixed Maturity
    Options with
    February 15th         Rate to Maturity                   Price
   Maturity Date of           as of                       Per $100 of
    Maturity Year         February 13, 2004              Maturity Value
--------------------------------------------------------------------------------
       2005                    3.00%*                       $ 97.06
       2006                    3.00%*                       $ 94.24
       2007                    3.00%*                       $ 91.49
       2008                    3.00%*                       $ 88.83
       2009                    3.00%*                       $ 86.23
       2010                    3.07%                        $ 83.38
       2011                    3.43%                        $ 78.94
       2012                    3.72%                        $ 74.63
       2013                    3.95%                        $ 70.53
       2014                    4.15%                        $ 66.55
--------------------------------------------------------------------------------


*Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.


                                                            More information  49

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.



50  More information

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR


We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.



CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees;

o    the formal approval of independent auditors selected for each Trust; or


                                                            More information  51

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Accounts require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW


The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 45 or Separate Account No. 49, our ability to meet our obligations under the contracts or the distribution of the contracts.


ABOUT OUR INDEPENDENT AUDITORS

The consolidated financial statements of Equitable Life at December 31, 2003 and 2002, and for the three years ended December 31, 2003, incorporated in this Prospectus by reference to the 2003 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. 45 and Separate Account No. 49, as well as the consolidated financial statements of Equitable Life, are in the applicable SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus and in the SAI.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC and AXA Distributors, LLC. For this purpose, AXA Advisors, LLC serves as the principal underwriter of Separate Account No. 45, and AXA Distributors, LLC serves as the principal underwriter of Separate Account No. 49. The offering of the contracts is intended to be continuous.


DISTRIBUTION OF THE CONTRACTS BY AXA ADVISORS, LLC

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, has responsibility for sales and marketing functions for the contracts funded through Separate Account No. 45. AXA Advisors also act as distributor for other


52  More information

Equitable Life annuity products with different features, expenses and fees. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, New York 10104.

These contracts will be sold by financial professionals who are financial professionals of AXA Advisors and its affiliates, who are also our licensed insurance agents.


DISTRIBUTION OF THE CONTRACTS BY AXA DISTRIBUTORS, LLC

AXA Distributors, LLC (AXA Distributors), an indirect, wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the contracts funded through Separate Account No. 49. AXA Distributors also acts as distributor for other Equitable Life annuity products with different features, expenses, and fees. AXA Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Distributors' principal business address is 1290 Avenue of the Americas, New York, New York 10104.

AXA Distributors is the successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. Like AXA Distributors, Equitable Distributors, Inc. was owned by Equitable Holdings, LLC.


These contracts are sold by financial professionals of AXA Distributors as well as by affiliated and unaffiliated broker-dealers who have entered into selling agreements with AXA Distributors.

We pay broker-dealer sales compensation that will generally not exceed 7.0% of the total contributions made under the contracts. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial representatives as commissions related to the sales of the contracts. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life, as well as payments from portfolio advisers for sales meetings and/or seminar sponsorships.

Equitable and/or AXA Distributors and/or AXA Advisors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts. These services may include sales personnel training, prospectus review, marketing and related services as well as support services that benefit contract owners.

Similarly, in an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or more compensation for the sale of an Equitable variable product than it would for the sale of another product. Such practice is known as providing differential compensation. Other forms of compensation financial professionals may receive include health and retirement benefits, credits towards stock options awards and rewards for sales incentive campaigns. In addition, managerial personnel may receive expense reimbursements, marketing allowances and so called "overrides." In part for tax reasons, AXA Advisors financial professionals and managerial personnel qualify for health and retirement benefits based on their sales of our variable products.

These payments and differential compensation (together, "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the recipient to show preference in recommending the purchase or sale of our products. However, under applicable rules of the National Association of Securities Dealers, Inc., AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. Although Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, payments made will not result in any separate charge to you under your contract.



                                                            More information  53

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


Equitable Life's Annual Report on Form 10-K for the year ended December 31, 2003 is considered to be a part of this Prospectus because it is incorporated by reference.

After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.


We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).



54  Incorporation of certain documents by reference

Appendix I: Condensed financial information


--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.



----------------------------------------------------------------------------------------------
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003.
                                                            ----------------------------------
                                                                2003        2002        2001
----------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 41.25     $ 35.10     $ 40.77
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,674       3,926       2,511
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         732         407         289
----------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.73     $ 35.92     $ 51.19
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         375         404         513
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         812         899       1,101
----------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.92     $ 10.67          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,242       1,119          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,187       1,217          --
----------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98     $  7.90          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         378         205          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         383         235          --
----------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.48     $ 22.73     $ 23.74
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,384       1,316       1,516
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,959       3,827       4,307
----------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.34     $  7.81          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         377         183          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         494         118          --
----------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------
  Unit value                                                  $  9.66     $  7.64          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         230         166          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         248         169          --
----------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------
  Unit value                                                  $  8.74     $  6.79          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         410         275          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         802         305          --
----------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.23     $  7.91          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         429         344          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         698         384          --
----------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------
  Unit value                                                  $  8.58     $  6.20          --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         761         429          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,104         369          --
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 69.35     $ 81.12     $ 69.37     $ 70.28
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         595         553         293          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,253       1,163         939         380
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.90     $ 26.59     $ 27.96     $ 29.96
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,616       1,539         801          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,697       5,048       4,521       1,256
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

----------------------------------------------------------------------------------------------
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003.
                                                            ----------------------------------
                                                                2003        2002        2001
----------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $  10.22   $   7.37           --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         765        486           --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         820        388           --
----------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------
  Unit value                                                 $   8.81   $   5.66           --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         278         44           --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         571        264           --
----------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 211.19   $ 143.14     $ 217.65
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,145      1,240        1,555
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,588      1,770        2,160
----------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------
  Unit value                                                 $  25.51   $  19.83     $  25.52
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       5,870      6,485        7,830
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         776        383           --
----------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------
  Unit value                                                 $  18.54   $  18.40     $  17.18
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,993      4,099        3,288
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,651      1,739           --
----------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------
  Unit value                                                 $  11.40   $   8.55     $   9.64
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,111      3,907          737
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,639        208           --
----------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
----------------------------------------------------------------------------------------------
  Unit value                                                 $   5.88   $   4.84     $   7.12
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,382      8,409       10,884
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,777     12,339       15,780
----------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------
  Unit value                                                 $  15.53   $  15.20           --
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         434        430           --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         631        552           --
----------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------
  Unit value                                                 $  13.66   $   9.83     $  14.28
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,001      2,020        2,115
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,324      6,943        8,170
----------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $  12.88   $  10.14     $  11.90
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,362      3,350        2,847
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,036     10,473       10,569
----------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------
  Unit value                                                 $   7.94   $   6.29     $   8.67
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39         29           10
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         189         89            6
----------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------
  Unit value                                                 $   9.53   $   7.29     $   8.69
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         279        133           --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,761      3,093        3,210
----------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------
  Unit value                                                 $  10.33   $   7.97     $  10.72
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,037      3,265          231
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      17,536     18,971        2,208
----------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                 2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 247.21     $ 292.20     $ 237.18     $ 186.29
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,775        1,434          550           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        2,453        2,344        1,542          434
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  26.28     $  24.51     $  20.99           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        7,903        5,956        1,853           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.14     $  15.03     $  15.25           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,333        2,057          929           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  12.74     $  16.81     $  12.40           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          839          591          166           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.49     $  11.79           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       12,132        6,304           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       17,298        8,614           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.68     $  14.88     $  11.82     $  12.54
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,156        1,264          775           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        9,189        6,912        6,101        2,521
---------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.70     $  12.10     $  11.84           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       10,105        9,428        5,696           --
---------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.14     $  13.96           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3,230        1,477           --           --
---------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.09     $  10.61           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          174           72           --           --
---------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        2,064          982           --           --
---------------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

----------------------------------------------------------------------------------------------
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003.
                                                            ----------------------------------
                                                                2003        2002        2001
----------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------
  Unit value                                                 $  10.29    $  7.65    $  10.15
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,043        812         376
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,120      5,353       5,372
----------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
----------------------------------------------------------------------------------------------
  Unit value                                                 $   8.72    $  5.67    $   6.11
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,871      1,807       1,765
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,287      3,992       4,501
----------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------
  Unit value                                                 $  23.57    $ 18.69    $  24.41
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,443      3,683       4,413
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,779     11,356      12,941
----------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------
  Unit value                                                 $   7.89    $  5.79    $   7.72
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286        184         161
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         552        243         140
----------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------
  Unit value                                                 $   9.73    $  6.87    $   8.54
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,435        951         493
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,874      2,717       2,307
----------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $  12.39    $  9.42    $  11.20
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,709      2,863       2,091
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,639      3,169       2,256
----------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
----------------------------------------------------------------------------------------------
  Unit value                                                 $  13.48    $ 13.22    $  12.23
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         985        903          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      12,484     14,961      14,916
----------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------
  Unit value                                                 $   5.44    $  4.39    $   6.38
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         566        552         575
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,266      1,590       1,490
----------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $  14.39    $ 10.62    $  12.50
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         840        665          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,289      7,825       7,755
----------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------
  Unit value                                                 $  12.80    $  9.89    $  11.34
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,522        767          14
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,058      1,041         155
----------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------
  Unit value                                                 $  18.30    $ 14.14    $  17.20
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,348      3,538       3,681
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,955      5,160       5,603
----------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $  14.08    $ 11.14    $  13.55
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,181      1,196          --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,329     12,054      14,032
----------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------
  Unit value                                                 $  11.88    $  9.31    $  14.37
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       5,082      5,638       7,229
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9,491     10,806      13,726
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                2000        1999        1998       1997
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.50    $  10.28         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         298         126         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,745       2,907         --          --
----------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.53    $  11.04    $  5.72          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,063       1,267        177          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,990       3,859      1,805          --
----------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.18    $  31.67    $ 26.73     $ 21.21
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,923          16          2          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,537          --         --          --
----------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.43    $  10.82         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         164         139         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         136          91         --          --
----------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.00          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          82          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         638          --         --          --
----------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.92    $  10.53    $ 10.48          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,080         972        560          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         223          --         --          --
----------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.48    $  10.44    $ 10.76          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,606      12,838      8,661          --
----------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.39          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         258          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         745          --         --          --
----------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.76    $   9.20    $  9.17          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,215       6,774      4,733          --
----------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --         --          --
----------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.52    $  14.98    $ 12.76     $ 11.60
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,305       2,567      1,009          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,888       5,766      4,389       1,182
----------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.50    $  20.23    $ 12.80     $ 10.86
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      15,833      13,783     10,607       4,609
----------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  22.09    $  27.59    $ 16.10     $ 12.13
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       8,254       6,114      1,942          --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      16,073      13,671      9,117       3,327
----------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

----------------------------------------------------------------------------------------------
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003.
                                                            ----------------------------------
                                                                2003        2002        2001
----------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------
  Unit value                                                 $  8.17    $  6.79    $  8.71
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        715        776        948
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      6,684      6,910      8,228
----------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.34    $ 28.57    $ 28.61
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,537      2,299      2,501
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,834      5,633      6,273
----------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.07    $  9.64    $ 12.08
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,530      1,663      1,936
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     18,895     21,846     25,574
----------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.46    $  9.38    $ 12.90
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         20         13         --
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     11,360     13,307     16,512
----------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.36    $  8.59    $ 11.01
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,030        859        899
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,320      2,817      3,131
----------------------------------------------------------------------------------------------
 EQ/Technology
----------------------------------------------------------------------------------------------
  Unit value                                                 $  4.08    $  2.88    $  4.93
----------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,070      2,020      2,346
----------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,731      2,742      3,522
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                2000        1999        1998         1997
----------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.51    $  10.72          --           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,014         550          --           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,940       6,033          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.00    $  26.78    $  25.92      $ 25.00
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,860       2,900       1,566           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,065       7,278       5,158        1,153
----------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.14    $  12.47    $  12.82      $ 11.52
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,045       2,057         867           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      28,008      29,522      24,343        8,113
----------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.32    $  21.35    $  16.61      $ 12.35
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      19,069      17,154      10,072        2,581
----------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.94    $  11.48    $   9.64           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         989         756         284           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,340       2,922       1,610           --
----------------------------------------------------------------------------------------------------------
 EQ/Technology
----------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.61          --          --           --
----------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,852          --          --           --
----------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,814          --          --           --
----------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Equitable Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.


We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.

Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;


o although certain provisions of the Temporary Regulations on required minimum distributions which would have required that the actuarial value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions have currently been suspended, these or similar provisions may apply in future years, and could increase the amounts required to be distributed from the contract; and


o the guaranteed minimum income benefit under baseBUILDER may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 13, 2004 to a fixed maturity option with a maturity date of February 13, 2013 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,846 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 13, 2009.





-----------------------------------------------------------------------------------------------
                                                                        Hypothetical Assumed
                                                                         rate to maturity on
                                                                          February 13, 2009
                                                                      -------------------------
                                                                          5.00%        9.00%
-----------------------------------------------------------------------------------------------
 As of February 13, 2009 (before withdrawal)
-----------------------------------------------------------------------------------------------
(1) Market adjusted amount                                             $144,048     $ 119,487
-----------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                              $131,080     $ 131,080
-----------------------------------------------------------------------------------------------
(3) Market value adjustment:
  (1) - (2)                                                            $ 12,968     $ (11,593)
-----------------------------------------------------------------------------------------------
 On February 13, 2009 (after withdrawal)
-----------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                                  $  4,501     $  (4,851)
-----------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]                $ 45,499     $  54,851
-----------------------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                                   $ 85,581     $  76,229
-----------------------------------------------------------------------------------------------
(7) Maturity value                                                     $120,032     $ 106,915
-----------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                      $ 94,048     $  69,487
-----------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.


C-1 Appendix III: Market value adjustment example

Appendix IV: Guaranteed minimum death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.
The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Money Market or EQ/Alliance Quality Bond options or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:



---------------------------------------------------------------------------------------
   End of                           5% roll up to age 80      Annual ratchet to age 80
 contract                          guaranteed minimum          guaranteed minimum
   year         Account value       death benefit(1)              death benefit
---------------------------------------------------------------------------------------
     1           $105,000             $  105,000(1)               $  105,000(3)
---------------------------------------------------------------------------------------
     2           $115,500             $  110,250(2)               $  115,500(3)
---------------------------------------------------------------------------------------
     3           $129,360             $  115,763(2)               $  129,360(3)
---------------------------------------------------------------------------------------
     4           $103,488             $  121,551(1)               $  129,360(4)
---------------------------------------------------------------------------------------
     5           $113,837             $  127,628(1)               $  129,360(4)
---------------------------------------------------------------------------------------
     6           $127,497             $  134,010(1)               $  129,360(4)
---------------------------------------------------------------------------------------
     7           $127,497             $  140,710(1)               $  129,360(4)
---------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


5% ROLL UP TO AGE 80*

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the guaranteed minimum death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

----------

                       Appendix IV: Guaranteed minimum death benefit example D-1

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          Page

Tax Information                                                             2
Unit Values                                                                15

Equitable Life's Pending Name Change                                       15
Custodian and Independent Auditors                                         15
Distribution of the Contracts                                              16
Financial Statements                                                       16



How to Obtain an Equitable Accumulator(R) Statement of Additional Information for Separate Account No. 45 and Separate Account No. 49

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a combined Equitable Accumulator(R) SAI for Separate Account No. 45 and Separate Account No. 49 dated May 1, 2004.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip






(SAI 13AMLF(5/03))

Equitable Accumulator(R)
A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2004

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.



--------------------------------------------------------------------------------

WHAT IS THE EQUITABLE ACCUMULATOR(R)?


Equitable Accumulator(R) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts or in all states.




--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Bernstein Diversified Value
o AXA Conservative Allocation (1)        o EQ/Calvert Socially Responsible
o AXA Conservative-Plus Allocation(1)    o EQ/Capital Guardian International
o AXA Moderate Allocation(1)             o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation(1)        o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Aggressive Equity      o EQ/Emerging Markets Equity
o AXA Premier VIP Core Bond              o EQ/Equity 500 Index
o AXA Premier VIP Health Care            o EQ/Evergreen Omega
o AXA Premier VIP High Yield             o EQ/FI Mid Cap
o AXA Premier VIP International Equity   o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Core         o EQ/J.P. Morgan Core Bond
  Equity                                 o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Growth       o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Marsico Focus
o AXA Premier VIP Small/Mid Cap          o EQ/Mercury Basic Value Equity
  Growth                                 o EQ/Mercury International Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/MFS Emerging Growth Companies
o AXA Premier VIP Technology             o EQ/MFS Investors Trust
o EQ/Alliance Common Stock               o EQ/Money Market
o EQ/Alliance Growth and Income          o EQ/Putnam Growth & Income Value
o EQ/Alliance Intermediate Government    o EQ/Putnam Voyager
  Securities                             o EQ/Small Company Index
o EQ/Alliance International              o EQ/Technology(2)
o EQ/Alliance Premier Growth             o Laudus Rosenberg VIT Value
o EQ/Alliance Quality Bond                 Long/Short Equity(3)
o EQ/Alliance Small Cap Growth           o U.S. Real Estate -- Class II
--------------------------------------------------------------------------------



(1)  The "AXA Allocation" portfolio.

(2) Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.

(3)  Formerly named "AXA Rosenberg VIT Value Long/Short Equity."

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc. or Barr Rosenberg Variable Insurance Trust (The "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. This account pays fixed interest at guaranteed rates.

TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

  We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA").

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $2,000 to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2004, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                          X00682/Core '02 Series

                                                                        (R-4/15)

Contents of this Prospectus
--------------------------------------------------------------------------------


EQUITABLE ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator(R) at a glance -- key features                         8



--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------

Example                                                                     14
Condensed financial information                                             17




--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           18
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        18
Owner and annuitant requirements                                            24
How you can make your contributions                                         24
What are your investment options under the contract?                        24
Allocating your contributions                                               30
Your benefit base                                                           32
Annuity purchase factors                                                    32
Our Living Benefit option                                                   32
Guaranteed minimum death benefit                                            34

Inherited IRA beneficiary continuation contract                             35

Your right to cancel within a certain number of days                        36


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        37
--------------------------------------------------------------------------------
Your account value and cash value                                           37
Your contract's value in the variable investment options                    37
Your contract's value in the guaranteed interest option                     37
Your contract's value in the fixed maturity options                         37
Your contract's value in the account for special dollar
     cost averaging                                                         37

Termination of your contract                                                37



----------------------
"We," "our," and "us" refer to Equitable Life.


When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.











2  Contents of this Prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         38
--------------------------------------------------------------------------------
Transferring your account value                                             38
Disruptive transfer activity                                                38

Rebalancing your account value                                              39




--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     40
--------------------------------------------------------------------------------
Withdrawing your account value                                              40

How withdrawals are taken from your account value                           41
How withdrawals affect your guaranteed minimum income benefit
     and guaranteed minimum death benefit                                   41
Loans under Rollover TSA contracts                                          41
Surrendering your contract to receive its cash value                        42
When to expect payments                                                     42
Your annuity payout options                                                 42



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     45
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         45
Charges that the Trusts deduct                                              48
Group or sponsored arrangements                                             48
Other distribution arrangements                                             48



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 49
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     49
How death benefit payment is made                                           49
Beneficiary continuation option                                             50



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          52
--------------------------------------------------------------------------------
Overview                                                                    52
Buying a contract to fund a retirement arrangement                          52
Transfers among investment options                                          52
Taxation of nonqualified annuities                                          52
Individual retirement arrangements (IRAs)                                   54
Special rules for contracts funding qualified plans                         56
Tax-Sheltered Annuity contracts (TSAs)                                      56
Federal and state income tax withholding and
     information reporting                                                  57
Impact of taxes to Equitable Life                                           58

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         59
--------------------------------------------------------------------------------
About Separate Account No. 49                                               59
About the Trusts                                                            59
About our fixed maturity options                                            59
About the general account                                                   60
About other methods of payment                                              60
Dates and prices at which contract events occur                             61
About your voting rights                                                    62
About legal proceedings                                                     62

About our independent auditors                                              62

Financial statements                                                        62
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          62

Distribution of the contracts                                               63



--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           64

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I    -- Condensed financial information                                     A-1
II   -- Purchase considerations for QP contracts                            B-1
III  -- Market value adjustment example                                     C-1
IV   -- Enhanced death benefit example                                      D-1
V    -- Hypothetical illustrations                                          E-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------


This index should help you locate more information on the terms used in this Prospectus.







   account for special dollar cost averaging                      30
   account value                                                  37
   administrative charge                                          45
   Annual administrative charge                                   45
   Annual ratchet death benefit                                   32
   annuitant                                                      18
   annuity maturity date                                          44
   annuity payout options                                         42
   annuity purchase factors                                       32
   automatic investment program                                   61
   beneficiary                                                    49
   Beneficiary Continuation Option ("BCO")                        50
   benefit base                                                   32
   business day                                                   61
   cash value                                                     37
   charges for state premium and other applicable taxes           47
   contract date                                                   9
   contract date anniversary                                       9
   contract year                                                   9
   contributions to traditional IRAs                              55
      regular contributions                                       55
      rollovers and transfers                                     55
   disability, terminal illness or confinement to nursing home    46
   disruptive transfer activity                                   38
   Distribution charge                                            45
   EQAccess                                                        6
   ERISA                                                          41
   Fixed-dollar option                                            31
   fixed maturity options                                         29
   Flexible Premium IRA                                        cover
   Flexible Premium Roth IRA                                   cover
   free look                                                      36
   free withdrawal amount                                         46
   general account                                                60
   General dollar cost averaging                                  31
   guaranteed interest option                                     29
   guaranteed minimum death benefit                               34
   guaranteed minimum income benefit                              32
   IRA                                                         cover
   IRS                                                            52
   Inherited IRA                                               cover
   Investment Simplifier                                          31
   investment options                                          cover
   lifetime required minimum distribution withdrawals             41



                                                                Page

   Living Benefit option                                          32
   Living Benefit charge                                          47
   loan reserve account                                           42
   loans under Rollover TSAs                                      41
   lump sum withdrawals                                           40
   market adjusted amount                                         29
   market value adjustment                                        29
   market timing                                                  38
   maturity dates                                                 29
   maturity value                                                 29
   Mortality and expense risks charge                             45
   NQ                                                          cover
   participant                                                    24
   portfolio                                                   cover
   principal assurance allocation                                 30
   processing office                                               6
   Protection Plus                                                34
   Protection Plus charge                                         47
   QP                                                          cover
   rate to maturity                                               29
   Rebalancing                                                    39
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   roll-up death benefit                                          32
   Roth Conversion IRA                                         cover
   Roth IRA                                                       54
   SAI                                                         cover
   SEC                                                         cover
   self-directed allocation                                       30
   Separate Account 49                                            59
   special dollar cost averaging                                  30
   standard death benefit                                         32
   substantially equal withdrawals                                40
   Successor owner and annuitant                                  49
   systematic withdrawals                                         40
   TOPS                                                            6
   TSA                                                         cover
   traditional IRA                                                54
   Trusts                                                      cover
   unit                                                           37
   variable investment options                                    24
   wire transmittals and electronic applications                  60
   withdrawal charge                                              45




To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



--------------------------------------------------------------------------------
Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  Living Benefit                Guaranteed Minimum Income Benefit
  Guaranteed Interest Option    Guaranteed Interest Account
--------------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------


Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094



--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094




--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions;


o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.



--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our web site at http://www.axaonline.com and clicking on EQAccess. All other clients may access EQAccess by visiting our other web site at http://www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).




--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flexible Premium Roth IRA contract;


6  Who is Equitable Life?

(3) election of the automatic investment program;

(4) election of the rebalancing program;

(5) requests for loans under Rollover TSA contracts;

(6) spousal consent for loans under Rollover TSA contracts;

(7) requests for withdrawals or surrenders from Rollover TSA contracts;

(8) tax withholding elections;

(9) election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;


(11) certain section 1035 exchanges;

(12) direct transfers; and

(13) exercise of the Guaranteed minimum income benefit.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options;

(4) contract surrender and withdrawal requests;

(5) death claims;

(6) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(7) special dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3) rebalancing;

(4) special dollar cost averaging;

(5) substantially equal withdrawals;

(6) systematic withdrawals; and

(7) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

Equitable Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
Professional investment      Equitable Accumulator's(R) variable investment options invest in different portfolios managed by
management                   professional investment advisers.
-----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             ------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
-----------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
-----------------------------------------------------------------------------------------------------------------------------------
Tax advantages               o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                               contract                  payments.

                             o On transfers inside the   No tax on transfers among investment options.
                               contract
                             ------------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax
                             Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this Prospectus and in the
                             SAI.)
-----------------------------------------------------------------------------------------------------------------------------------
Living Benefit protection    The Living Benefit provides a guaranteed minimum income benefit. The guaranteed minimum income benefit provides income protection for you during the annuitant's life once the owner elects to annuitize the contract.
-----------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                             o Initial minimum:        $5,000
                             o Additional minimum:     $500 (NQ, QP and Rollover TSA contracts)
                                                       $100 monthly and $300 quarterly under our automatic investment program
                                                       (NQ contracts)
                                                       $50 (IRA contracts)
                                                       $1000 (Inherited IRA contracts)
                             ------------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                             o Initial minimum:        $2,000
                             o Additional minimum:     $   50
                             ------------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million.
-----------------------------------------------------------------------------------------------------------------------------------
Access to your money         o Lump sum withdrawals
                             o Several withdrawal options on a periodic basis
                             o Loans under Rollover TSA contracts
                             o Contract surrender
                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
-----------------------------------------------------------------------------------------------------------------------------------


8 Equitable Accumulator(R) at a glance -- key features

Payout options         o Fixed annuity payout options
                       o Variable Immediate Annuity payout options
                       o Income Manager(R) payout options
-----------------------------------------------------------------------------------------------------------------------------------
Additional features    o Guaranteed minimum death benefit options
                       o Dollar cost averaging
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually, and annually)
                       o Free transfers
                       o Waiver of withdrawal charge for disability, terminal illness, or confinement to a nursing home
                       o Protection Plus, an optional death benefit available under certain contracts
                        (subject to state availability)
-----------------------------------------------------------------------------------------------------------------------------------
Fees and charges       o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.20%.
                       o The charges for the guaranteed minimum death benefits range from 0.0% to  0.60%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.
                       o Annual 0.60% of the applicable benefit base charge for the optional Living Benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first.
                       o If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value, on the contract date anniversary, is
                         $50,000 or more, we will not deduct the charge.
                       o Annual 0.35% Protection Plus charge for this optional death benefit.
                       o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value at the beginning of each contract year to calculate the 15% amount available. There is no withdrawal charge in the eighth and later contract years following a contribution. Certain other exemptions apply.
                       ------------------------------------------------------------------------------------------------------------
                       The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                       ------------------------------------------------------------------------------------------------------------
                       o    We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o    We deduct a $350 annuity administrative fee from amounts applied to purchase the Variable
                            Immediate Annuity payout options.

                       o    Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.10% to 1.50% annually, 12b-1 fees of either 0.25% or 0.35% annually and other expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages   NQ: 0-85
                       Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-85
                       Flexible Premium IRA: 20-70
                       Inherited IRA: 0-70
                       QP: 20-75
-----------------------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.



                          Equitable Accumulator(R) at a glance -- key features 9

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.



10 Equitable Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
-----------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)                        7.00%



Charge if you elect a Variable Immediate Annuity payout option                             $350
-----------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risks                                                                0.75%
Administrative                                                                             0.25%
Distribution                                                                               0.20%
                                                                                           ----
Total annual expenses                                                                      1.20%


-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
-----------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge

   If your account value on a contract date anniversary is less than
   $50,000(2)                                                                              $ 30
   If your account value on a contract date anniversary is $50,000
   or more                                                                                 $  0

-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect the optional benefit
-----------------------------------------------------------------------------------------------------------------------------------

Guaranteed minimum death benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary for which the benefit is in effect).
   Standard death benefit                                           0.00%
   Annual Ratchet to age 85                                         0.30% of the Annual Ratchet to age 85 benefit base
   6% Roll-up to age 85                                             0.45% of the 6% roll-up to age 85 benefit base
   Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85      0.60% of the greater of the 6% roll-up to age 85 benefit base or the Annual Ratchet to age 85 benefit base, as applicable
-----------------------------------------------------------------------------------------------------------------------------------
Living Benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary for
which the benefit is in effect)                                                            0.60%
-----------------------------------------------------------------------------------------------------------------------------------
Protection Plus benefit charge (calculated as a percentage of the account value. Deducted annually on each contract date anniversary
for which the benefit is in effect)                                                        0.35%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Fee table 11

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.




-----------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------
                                                                                        Lowest     Highest
                                                                                        ------     -------
Total Annual Portfolio Operating Expenses for 2003 (expenses that are deducted          0.56%      10.23%
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(3)



This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.

--------------------------------------------------------------------------------
                                     Management                        Other
Portfolio Name                         Fees(4)    12b-1 Fees(5)      Expenses(6)
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation               0.10%         0.25%            5.91%
AXA Conservative Allocation             0.10%         0.25%            9.04%
AXA Conservative-Plus Allocation        0.10%         0.25%            4.13%
AXA Moderate Allocation                 0.10%         0.25%            0.39%
AXA Moderate-Plus Allocation            0.10%         0.25%            1.77%
AXA Premier VIP Aggressive Equity       0.62%         0.25%            0.15%
AXA Premier VIP Core Bond               0.60%         0.25%            0.26%
AXA Premier VIP Health Care             1.20%         0.25%            0.48%
AXA Premier VIP High Yield              0.59%         0.25%            0.16%
AXA Premier VIP International Equity    1.05%         0.25%            0.73%
AXA Premier VIP Large Cap Core Equity   0.90%         0.25%            0.52%
AXA Premier VIP Large Cap Growth        0.90%         0.25%            0.43%
AXA Premier VIP Large Cap Value         0.90%         0.25%            0.43%
AXA Premier VIP Small/Mid Cap Growth    1.10%         0.25%            0.35%
AXA Premier VIP Small/Mid Cap Value     1.10%         0.25%            0.31%
AXA Premier VIP Technology              1.20%         0.25%            0.83%
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Common Stock                0.48%         0.25%            0.06%
EQ/Alliance Growth and Income           0.57%         0.25%            0.06%
EQ/Alliance Intermediate
 Government Securities                  0.49%         0.25%            0.08%
EQ/Alliance International               0.74%         0.25%            0.13%
EQ/Alliance Premier Growth              0.90%         0.25%            0.05%
EQ/Alliance Quality Bond                0.52%         0.25%            0.06%
EQ/Alliance Small Cap Growth            0.75%         0.25%            0.07%
EQ/Bernstein Diversified Value          0.64%         0.25%            0.06%
EQ/Calvert Socially Responsible         0.65%         0.25%            0.55%
EQ/Capital Guardian International       0.85%         0.25%            0.21%
EQ/Capital Guardian Research            0.65%         0.25%            0.07%
EQ/Capital Guardian U.S. Equity         0.65%         0.25%            0.07%
EQ/Emerging Markets Equity              1.15%         0.25%            0.40%
EQ/Equity 500 Index                     0.25%         0.25%            0.06%
EQ/Evergreen Omega                      0.65%         0.25%            0.25%
EQ/FI Mid Cap                           0.70%         0.25%            0.08%
EQ/FI Small/Mid Cap Value               0.75%         0.25%            0.10%
EQ/Janus Large Cap Growth               0.90%         0.25%            0.09%
EQ/J.P. Morgan Core Bond                0.44%         0.25%            0.08%
EQ/Lazard Small Cap Value               0.75%         0.25%            0.10%
EQ/Marsico Focus                        0.90%         0.25%            0.07%
EQ/Mercury Basic Value Equity           0.60%         0.25%            0.07%
EQ/Mercury International Value          0.85%         0.25%            0.16%
EQ/MFS Emerging Growth Companies        0.65%         0.25%            0.07%
EQ/MFS Investors Trust                  0.60%         0.25%            0.11%
--------------------------------------------------------------------------------



This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.

                                                        Total Annual    Fee Waivers     Net Total
                                          Underlying      Expenses        and/or         Annual
                                          Portfolio        Before         Expense       Expenses
                                           Fees and       Expense       Reimburse-    After Expense
Portfolio Name                           Expenses(7)     Limitation      ments(8)      Limitations
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------

AXA Aggressive Allocation               1.08%          7.34%          (5.98)%        1.36%
AXA Conservative Allocation             0.84%         10.23%          (9.13)%        1.10%
AXA Conservative-Plus Allocation        0.88%          5.36%          (4.21)%        1.15%
AXA Moderate Allocation                 0.86%          1.60%          (0.43)%        1.17%
AXA Moderate-Plus Allocation            1.13%          3.25%          (1.87)%        1.38%
AXA Premier VIP Aggressive Equity         --           1.02%             --          1.02%
AXA Premier VIP Core Bond                 --           1.11%          (0.16)%        0.95%
AXA Premier VIP Health Care               --           1.93%          (0.08)%        1.85%
AXA Premier VIP High Yield                --           1.00%             --          1.00%
AXA Premier VIP International Equity      --           2.03%          (0.23)%        1.80%
AXA Premier VIP Large Cap Core Equity     --           1.67%          (0.32)%        1.35%
AXA Premier VIP Large Cap Growth          --           1.58%          (0.23)%        1.35%
AXA Premier VIP Large Cap Value           --           1.58%          (0.23)%        1.35%
AXA Premier VIP Small/Mid Cap Growth      --           1.70%          (0.10)%        1.60%
AXA Premier VIP Small/Mid Cap Value       --           1.66%          (0.06)%        1.60%
AXA Premier VIP Technology                --           2.28%          (0.43)%        1.85%
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                  --           0.79%             --          0.79%
EQ/Alliance Growth and Income             --           0.88%             --          0.88%
EQ/Alliance Intermediate
 Government Securities                    --           0.82%             --          0.82%
EQ/Alliance International                 --           1.12%          (0.02)%        1.10%
EQ/Alliance Premier Growth                --           1.20%          (0.04)%        1.16%
EQ/Alliance Quality Bond                  --           0.83%             --          0.83%
EQ/Alliance Small Cap Growth              --           1.07%             --          1.07%
EQ/Bernstein Diversified Value            --           0.95%           0.00%         0.95%
EQ/Calvert Socially Responsible           --           1.45%          (0.40)%        1.05%
EQ/Capital Guardian International         --           1.31%          (0.11)%        1.20%
EQ/Capital Guardian Research              --           0.97%          (0.02)%        0.95%
EQ/Capital Guardian U.S. Equity           --           0.97%          (0.02)%        0.95%
EQ/Emerging Markets Equity                --           1.80%           0.00%         1.80%
EQ/Equity 500 Index                       --           0.56%             --          0.56%
EQ/Evergreen Omega                        --           1.15%          (0.20)%        0.95%
EQ/FI Mid Cap                             --           1.03%          (0.03)%        1.00%
EQ/FI Small/Mid Cap Value                 --           1.10%           0.00%         1.10%
EQ/Janus Large Cap Growth                 --           1.24%          (0.09)%        1.15%
EQ/J.P. Morgan Core Bond                  --           0.77%           0.00%         0.77%
EQ/Lazard Small Cap Value                 --           1.10%           0.00%         1.10%
EQ/Marsico Focus                          --           1.22%          (0.07)%        1.15%
EQ/Mercury Basic Value Equity             --           0.92%           0.00%         0.92%
EQ/Mercury International Value            --           1.26%          (0.01)%        1.25%
EQ/MFS Emerging Growth Companies          --           0.97%             --          0.97%
EQ/MFS Investors Trust                    --           0.96%          (0.01)%        0.95%
-----------------------------------------------------------------------------------------------------------


12 Fee table

-------------------------------------------------------------------------------
                                 Management                      Other
Portfolio Name                     Fees(4)    12b-1 Fees(5)   Expenses(6)
-------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------
EQ/Money Market                   0.33%         0.25%            0.06%
EQ/Putnam Growth & Income Value   0.60%         0.25%            0.10%
EQ/Putnam Voyager                 0.65%         0.25%            0.13%
EQ/Small Company Index            0.25%         0.25%            0.35%
EQ/Technology                     0.90%         0.25%            0.09%
-------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------
Laudus Rosenberg VIT Value
 Long/Short Equity                1.50%         0.25%            5.80%
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------
U.S. Real Estate - Class II       0.80%         0.35%            0.31%
-------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                                  Total Annual    Fee Waivers     Net Total
                                    Underlying      Expenses        and/or         Annual
                                    Portfolio        Before         Expense       Expenses
                                     Fees and       Expense       Reimburse-    After Expense
 Portfolio Name                    Expenses(7)     Limitation      ments(8)      Limitations
----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/Money Market                        --           0.64%               --         0.64%
EQ/Putnam Growth & Income Value        --           0.95%             0.00%        0.95%
EQ/Putnam Voyager                      --           1.03%            (0.08)%       0.95%
EQ/Small Company Index                 --           0.85%             0.00%        0.85%
EQ/Technology                          --           1.24%            (0.09)%       1.15%
----------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value
 Long/Short Equity                     --           7.55%            (4.57)%       2.98%
----------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------
U.S. Real Estate - Class II            --           1.46%            (0.11)%       1.35%
----------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is determined by the contract year in         Contract
     which you make the withdrawal or surrender your contract. For each contribution,      Year
     we consider the contract year in which we receive that contribution to be "contract   1 ........................  7.00%
     year 1")                                                                              2 ........................  7.00%
                                                                                           3 ........................  6.00%
                                                                                           4 ........................  6.00%
                                                                                           5 ........................  5.00%
                                                                                           6 ........................  3.00%
                                                                                           7 ........................  1.00%
                                                                                           8+ .......................  0.00%

(2) During the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge is $30 for each contract year.


(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(4) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.


(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.


(6) Other expenses shown are those incurred in 2003. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreements information.

(7) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A"-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equitable Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of the Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of EQ Advisors Trust Portfolio and AXA Premier VIP Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



----------------------------------------------
Portfolio Name
----------------------------------------------

   AXA Aggressive Allocation           0.95%
-------------------------------------------------
   AXA Conservative Allocation         0.73%
-------------------------------------------------
   AXA Conservative-Plus Allocation    0.78%
-------------------------------------------------
   AXA Moderate Allocation             0.79%
-------------------------------------------------
   AXA Moderate-Plus Allocation        0.99%
-------------------------------------------------
   AXA Premier VIP Aggressive Equity   0.95%
-------------------------------------------------
   AXA Premier VIP Health Care         1.84%
-------------------------------------------------

                                                                    Fee table 13

-------------------------------------------------
Portfolio Name
-------------------------------------------------
   AXA Premier VIP International Equity    1.73%
-------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
-------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.32%
-------------------------------------------------
   AXA Premier VIP Large Cap Value         1.28%
-------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.46%
-------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.52%
-------------------------------------------------
   AXA Premier VIP Technology              1.70%
-------------------------------------------------
   EQ/Alliance Common Stock                0.77%
-------------------------------------------------
   EQ/Alliance Growth and Income           0.85%
-------------------------------------------------
   EQ/Alliance Premier Growth              1.15%
-------------------------------------------------
   EQ/Alliance Small Cap Growth            1.03%
-------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
-------------------------------------------------
   EQ/Capital Guardian International       1.18%
-------------------------------------------------
   EQ/Capital Guardian Research            0.93%
-------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
-------------------------------------------------
   EQ/Emerging Markets Equity              1.78%
-------------------------------------------------
   EQ/Evergreen Omega                      0.84%
-------------------------------------------------
   EQ/FI Mid Cap                           0.88%
-------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.04%
-------------------------------------------------
   EQ/Lazard Small Cap Value               1.00%
-------------------------------------------------
   EQ/Marsico Focus                        1.10%
-------------------------------------------------
   EQ/Mercury Basic Value Equity           0.91%
-------------------------------------------------
   EQ/Mercury International Value          1.18%
-------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.96%
-------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
-------------------------------------------------
   EQ/Putnam Growth & Income Value         0.93%
-------------------------------------------------
   EQ/Putnam Voyager                       0.93%
-------------------------------------------------
   EQ/Technology                           1.01%
-------------------------------------------------


EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the Living Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $2.10 per $10,000.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the examples. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



14 Fee table

----------------------------------------------------------------------------------------------------------
                                                      If you surrender your contract at the end of the
                                                                   applicable time period
----------------------------------------------------------------------------------------------------------
 Portfolio Name                                       1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,763.02     $ 3,655.94     $ 5,384.53     $ 8,830.72
AXA Conservative Allocation                      $ 2,065.98     $ 4,406.44     $ 6,405.15     $ 9,963.54
AXA Conservative-Plus Allocation                 $ 1,554.91     $ 3,110.62     $ 4,597.45     $ 7,787.89
AXA Moderate Allocation                          $ 1,160.47     $ 2,008.48     $ 2,894.14     $ 5,036.35
AXA Moderate-Plus Allocation                     $ 1,333.59     $ 2,503.44     $ 3,677.40     $ 6,385.03
AXA Premier VIP Aggressive Equity                $ 1,099.20     $ 1,829.03     $ 2,602.92     $ 4,498.95
AXA Premier VIP Core Bond                        $ 1,108.65     $ 1,856.85     $ 2,648.31     $ 4,583.99
AXA Premier VIP Health Care                      $ 1,194.73     $ 2,107.84     $ 3,053.73     $ 5,322.60
AXA Premier VIP High Yield                       $ 1,097.10     $ 1,822.84     $ 2,592.80     $ 4,479.94
AXA Premier VIP International Equity             $ 1,205.23     $ 2,138.15     $ 3,102.18     $ 5,408.33
AXA Premier VIP Large Cap Core Equity            $ 1,167.43     $ 2,028.74     $ 2,926.77     $ 5,095.35
AXA Premier VIP Large Cap Growth                 $ 1,157.99     $ 2,001.25     $ 2,882.48     $ 5,015.20
AXA Premier VIP Large Cap Value                  $ 1,157.99     $ 2,001.25     $ 2,882.48     $ 5,015.20
AXA Premier VIP Small/Mid Cap Growth             $ 1,170.58     $ 2,037.89     $ 2,941.49     $ 5,121.89
AXA Premier VIP Small/Mid Cap Value              $ 1,166.38     $ 2,025.69     $ 2,921.86     $ 5,086.48
AXA Premier VIP Technology                       $ 1,231.47     $ 2,213.63     $ 3,222.35     $ 5,618.68
-----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,075.05     $ 1,757.69     $ 2,486.09     $ 4,277.91
EQ/Alliance Growth and Income                    $ 1,084.50     $ 1,785.65     $ 2,531.95     $ 4,365.04
EQ/Alliance Intermediate Government Securities   $ 1,078.20     $ 1,767.02     $ 2,501.40     $ 4,307.05
EQ/Alliance International                        $ 1,109.70     $ 1,859.94     $ 2,653.34     $ 4,593.39
EQ/Alliance Premier Growth                       $ 1,118.09     $ 1,884.61     $ 2,693.53     $ 4,668.23
EQ/Alliance Quality Bond                         $ 1,079.25     $ 1,770.12     $ 2,506.49     $ 4,316.74
EQ/Alliance Small Cap Growth                     $ 1,104.45     $ 1,844.49     $ 2,628.16     $ 4,546.29
EQ/Bernstein Diversified Value                   $ 1,091.85     $ 1,807.36     $ 2,567.49     $ 4,432.24
EQ/Calvert Socially Responsible                  $ 1,144.34     $ 1,961.46     $ 2,818.19     $ 4,898.07
EQ/Capital Guardian International                $ 1,129.64     $ 1,918.47     $ 2,748.55     $ 4,770.11
EQ/Capital Guardian Research                     $ 1,093.95     $ 1,813.55     $ 2,577.62     $ 4,451.35
EQ/Capital Guardian U.S. Equity                  $ 1,093.95     $ 1,813.55     $ 2,577.62     $ 4,451.35
EQ/Emerging Markets Equity                       $ 1,181.08     $ 2,068.35     $ 2,990.43     $ 5,209.76
EQ/Equity 500 Index                              $ 1,050.91     $ 1,686.01     $ 2,368.08     $ 4,051.48
EQ/Evergreen Omega                               $ 1,112.85     $ 1,869.19     $ 2,668.43     $ 4,621.53
EQ/FI Mid Cap                                    $ 1,100.25     $ 1,832.12     $ 2,607.97     $ 4,508.44
EQ/FI Small/Mid Cap Value                        $ 1,107.60     $ 1,853.76     $ 2,643.28     $ 4,574.58
EQ/J.P. Morgan Core Bond                         $ 1,072.95     $ 1,751.47     $ 2,475.88     $ 4,258.44
EQ/Janus Large Cap Growth                        $ 1,122.29     $ 1,896.94     $ 2,713.57     $ 4,705.42
EQ/Lazard Small Cap Value                        $ 1,107.60     $ 1,853.76     $ 2,643.28     $ 4,574.58
EQ/Marsico Focus                                 $ 1,120.19     $ 1,890.78     $ 2,703.55     $ 4,686.85
EQ/Mercury Basic Value Equity                    $ 1,088.70     $ 1,798.06     $ 2,552.27     $ 4,403.50
EQ/Mercury International Value                   $ 1,124.39     $ 1,903.09     $ 2,723.57     $ 4,723.95
EQ/MFS Emerging Growth Companies                 $ 1,093.95     $ 1,813.55     $ 2,577.62     $ 4,451.35
EQ/MFS Investors Trust                           $ 1,092.90     $ 1,810.45     $ 2,572.55     $ 4,441.80
----------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                             If you annuitize at the end of the
                                                                   applicable time period
-------------------------------------------------------------------------------------------------------------
Portfolio Name                                        1 year        3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,413.02     $ 3,405.94     $ 5,234.53     $  9,180.72
AXA Conservative Allocation                      $ 1,715.98     $ 4,156.44     $ 6,255.15     $ 10,313.54
AXA Conservative-Plus Allocation                 $ 1,204.91     $ 2,860.62     $ 4,447.45     $  8,137.89
AXA Moderate Allocation                          $   810.47     $ 1,758.48     $ 2,744.14     $  5,386.35
AXA Moderate-Plus Allocation                     $   983.59     $ 2,253.44     $ 3,527.40     $  6,735.03
AXA Premier VIP Aggressive Equity                $   749.20     $ 1,579.03     $ 2,452.92     $  4,848.95
AXA Premier VIP Core Bond                        $   758.65     $ 1,606.85     $ 2,498.31     $  4,933.99
AXA Premier VIP Health Care                      $   844.73     $ 1,857.84     $ 2,903.73     $  5,672.60
AXA Premier VIP High Yield                       $   747.10     $ 1,572.84     $ 2,442.80     $  4,829.94
AXA Premier VIP International Equity             $   855.23     $ 1,888.15     $ 2,952.18     $  5,758.33
AXA Premier VIP Large Cap Core Equity            $   817.43     $ 1,778.74     $ 2,776.77     $  5,445.35
AXA Premier VIP Large Cap Growth                 $   807.99     $ 1,751.25     $ 2,732.48     $  5,365.20
AXA Premier VIP Large Cap Value                  $   807.99     $ 1,751.25     $ 2,732.48     $  5,365.20
AXA Premier VIP Small/Mid Cap Growth             $   820.58     $ 1,787.89     $ 2,791.49     $  5,471.89
AXA Premier VIP Small/Mid Cap Value              $   816.38     $ 1,775.69     $ 2,771.86     $  5,436.48
AXA Premier VIP Technology                       $   881.47     $ 1,963.63     $ 3,072.35     $  5,968.68
-------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   725.05     $ 1,507.69     $ 2,336.09     $  4,627.91
EQ/Alliance Growth and Income                    $   734.50     $ 1,535.65     $ 2,381.95     $  4,715.04
EQ/Alliance Intermediate Government Securities   $   728.20     $ 1,517.02     $ 2,351.40     $  4,657.05
EQ/Alliance International                        $   759.70     $ 1,609.94     $ 2,503.34     $  4,943.39
EQ/Alliance Premier Growth                       $   768.09     $ 1,634.61     $ 2,543.53     $  5,018.23
EQ/Alliance Quality Bond                         $   729.25     $ 1,520.12     $ 2,356.49     $  4,666.74
EQ/Alliance Small Cap Growth                     $   754.45     $ 1,594.49     $ 2,478.16     $  4,896.29
EQ/Bernstein Diversified Value                   $   741.85     $ 1,557.36     $ 2,417.49     $  4,782.24
EQ/Calvert Socially Responsible                  $   794.34     $ 1,711.46     $ 2,668.19     $  5,248.07
EQ/Capital Guardian International                $   779.64     $ 1,668.47     $ 2,598.55     $  5,120.11
EQ/Capital Guardian Research                     $   743.95     $ 1,563.55     $ 2,427.62     $  4,801.35
EQ/Capital Guardian U.S. Equity                  $   743.95     $ 1,563.55     $ 2,427.62     $  4,801.35
EQ/Emerging Markets Equity                       $   831.08     $ 1,818.35     $ 2,840.43     $  5,559.76
EQ/Equity 500 Index                              $   700.91     $ 1,436.01     $ 2,218.08     $  4,401.48
EQ/Evergreen Omega                               $   762.85     $ 1,619.19     $ 2,518.43     $  4,971.53
EQ/FI Mid Cap                                    $   750.25     $ 1,582.12     $ 2,457.97     $  4,858.44
EQ/FI Small/Mid Cap Value                        $   757.60     $ 1,603.76     $ 2,493.28     $  4,924.58
EQ/J.P. Morgan Core Bond                         $   722.95     $ 1,501.47     $ 2,325.88     $  4,608.44
EQ/Janus Large Cap Growth                        $   772.29     $ 1,646.94     $ 2,563.57     $  5,055.42
EQ/Lazard Small Cap Value                        $   757.60     $ 1,603.76     $ 2,493.28     $  4,924.58
EQ/Marsico Focus                                 $   770.19     $ 1,640.78     $ 2,553.55     $  5,036.85
EQ/Mercury Basic Value Equity                    $   738.70     $ 1,548.06     $ 2,402.27     $  4,753.50
EQ/Mercury International Value                   $   774.39     $ 1,653.09     $ 2,573.57     $  5,073.95
EQ/MFS Emerging Growth Companies                 $   743.95     $ 1,563.55     $ 2,427.62     $  4,801.35
EQ/MFS Investors Trust                           $   742.90     $ 1,560.45     $ 2,422.55     $  4,791.80
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                If you do not surrender your contract at the end of the
                                                                   applicable time period
-------------------------------------------------------------------------------------------------------------
 Portfolio Name                                    1 year        3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      $ 1,063.02    $ 3,055.94     $ 4,884.53     $ 8,830.72
AXA Conservative Allocation                    $ 1,365.98    $ 3,806.44     $ 5,905.15     $ 9,963.54
AXA Conservative-Plus Allocation               $   854.91    $ 2,510.62     $ 4,097.45     $ 7,787.89
AXA Moderate Allocation                        $   460.47    $ 1,408.48     $ 2,394.14     $ 5,036.35
AXA Moderate-Plus Allocation                   $   633.59    $ 1,903.44     $ 3,177.40     $ 6,385.03
AXA Premier VIP Aggressive Equity              $   399.20    $ 1,229.03     $ 2,102.92     $ 4,498.95
AXA Premier VIP Core Bond                      $   408.65    $ 1,256.85     $ 2,148.31     $ 4,583.99
AXA Premier VIP Health Care                    $   494.73    $ 1,507.84     $ 2,553.73     $ 5,322.60
AXA Premier VIP High Yield                     $   397.10    $ 1,222.84     $ 2,092.80     $ 4,479.94
AXA Premier VIP International Equity           $   505.23    $ 1,538.15     $ 2,602.18     $ 5,408.33
AXA Premier VIP Large Cap Core Equity          $   467.43    $ 1,428.74     $ 2,426.77     $ 5,095.35
AXA Premier VIP Large Cap Growth               $   457.99    $ 1,401.25     $ 2,382.48     $ 5,015.20
AXA Premier VIP Large Cap Value                $   457.99    $ 1,401.25     $ 2,382.48     $ 5,015.20
AXA Premier VIP Small/Mid Cap Growth           $   470.58    $ 1,437.89     $ 2,441.49     $ 5,121.89
AXA Premier VIP Small/Mid Cap Value            $   466.38    $ 1,425.69     $ 2,421.86     $ 5,086.48
AXA Premier VIP Technology                     $   531.47    $ 1,613.63     $ 2,722.35     $ 5,618.68
-------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                       $   375.05    $ 1,157.69     $ 1,986.09     $ 4,277.91
EQ/Alliance Growth and Income                  $   384.50    $ 1,185.65     $ 2,031.95     $ 4,365.04
EQ/Alliance Intermediate Government Securities $   378.20    $ 1,167.02     $ 2,001.40     $ 4,307.05
EQ/Alliance International                      $   409.70    $ 1,259.94     $ 2,153.34     $ 4,593.39
EQ/Alliance Premier Growth                     $   418.09    $ 1,284.61     $ 2,193.53     $ 4,668.23
EQ/Alliance Quality Bond                       $   379.25    $ 1,170.12     $ 2,006.49     $ 4,316.74
EQ/Alliance Small Cap Growth                   $   404.45    $ 1,244.49     $ 2,128.16     $ 4,546.29
EQ/Bernstein Diversified Value                 $   391.85    $ 1,207.36     $ 2,067.49     $ 4,432.24
EQ/Calvert Socially Responsible                $   444.34    $ 1,361.46     $ 2,318.19     $ 4,898.07
EQ/Capital Guardian International              $   429.64    $ 1,318.47     $ 2,248.55     $ 4,770.11
EQ/Capital Guardian Research                   $   393.95    $ 1,213.55     $ 2,077.62     $ 4,451.35
EQ/Capital Guardian U.S. Equity                $   393.95    $ 1,213.55     $ 2,077.62     $ 4,451.35
EQ/Emerging Markets Equity                     $   481.08    $ 1,468.35     $ 2,490.43     $ 5,209.76
EQ/Equity 500 Index                            $   350.91    $ 1,086.01     $ 1,868.08     $ 4,051.48
EQ/Evergreen Omega                             $   412.85    $ 1,269.19     $ 2,168.43     $ 4,621.53
EQ/FI Mid Cap                                  $   400.25    $ 1,232.12     $ 2,107.97     $ 4,508.44
EQ/FI Small/Mid Cap Value                      $   407.60    $ 1,253.76     $ 2,143.28     $ 4,574.58
EQ/J.P. Morgan Core Bond                       $   372.95    $ 1,151.47     $ 1,975.88     $ 4,258.44
EQ/Janus Large Cap Growth                      $   422.29    $ 1,296.94     $ 2,213.57     $ 4,705.42
EQ/Lazard Small Cap Value                      $   407.60    $ 1,253.76     $ 2,143.28     $ 4,574.58
EQ/Marsico Focus                               $   420.19    $ 1,290.78     $ 2,203.55     $ 4,686.85
EQ/Mercury Basic Value Equity                  $   388.70    $ 1,198.06     $ 2,052.27     $ 4,403.50
EQ/Mercury International Value                 $   424.39    $ 1,303.09     $ 2,223.57     $ 4,723.95
EQ/MFS Emerging Growth Companies               $   393.95    $ 1,213.55     $ 2,077.62     $ 4,451.35
EQ/MFS Investors Trust                         $   392.90    $ 1,210.45     $ 2,072.55     $ 4,441.80
-------------------------------------------------------------------------------------------------------------

                                                                    Fee table 15

-----------------------------------------------------------------------------------------------------------
                                                    If you surrender your contract at the end of the
                                                                 applicable time period
-----------------------------------------------------------------------------------------------------------
Portfolio Name                                   1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Money Market                                $ 1,059.31     $ 1,710.98     $ 2,409.26     $ 4,130.86
EQ/Putnam Growth & Income Value                $ 1,091.85     $ 1,807.36     $ 2,567.49     $ 4,432.24
EQ/Putnam Voyager                              $ 1,100.25     $ 1,832.12     $ 2,607.97     $ 4,508.44
EQ/Small Company Index                         $ 1,081.35     $ 1,776.34     $ 2,516.68     $ 4,336.09
EQ/Technology                                  $ 1,122.29     $ 1,896.94     $ 2,713.57     $ 4,705.42
-----------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,784.70     $ 3,711.34     $ 5,462.37     $ 8,925.91
-----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $ 1,145.39     $ 1,964.52     $ 2,823.15     $ 4,907.14
-----------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                          If you annuitize at the end of the
                                                                applicable time period
 Portfolio Name                                    1 year       3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Money Market                                $   709.31   $ 1,460.98     $ 2,259.26     $ 4,480.86
EQ/Putnam Growth & Income Value                $   741.85   $ 1,557.36     $ 2,417.49     $ 4,782.24
EQ/Putnam Voyager                              $   750.25   $ 1,582.12     $ 2,457.97     $ 4,858.44
EQ/Small Company Index                         $   731.35   $ 1,526.34     $ 2,366.68     $ 4,686.09
EQ/Technology                                  $   772.29   $ 1,646.94     $ 2,563.57     $ 5,055.42
---------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,434.70   $ 3,461.34     $ 5,312.37     $ 9,275.91
---------------------------------------------- ----------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $   795.39   $ 1,714.52     $ 2,673.15     $ 5,257.14
---------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                If you do not surrender your contract at the end of the
                                                                 applicable time period
----------------------------------------------------------------------------------------------------------
Portfolio Name                                   1 year          3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Money Market                                 $   359.31      $ 1,110.98     $ 1,909.26     $ 4,130.86
EQ/Putnam Growth & Income Value                 $   391.85      $ 1,207.36     $ 2,067.49     $ 4,432.24
EQ/Putnam Voyager                               $   400.25      $ 1,232.12     $ 2,107.97     $ 4,508.44
EQ/Small Company Index                          $   381.35      $ 1,176.34     $ 2,016.68     $ 4,336.09
EQ/Technology                                   $   422.29      $ 1,296.94     $ 2,213.57     $ 4,705.42
----------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    $ 1,084.70      $ 3,111.34     $ 4,962.37     $ 8,925.91
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                    $   445.39      $ 1,364.52     $ 2,323.15     $ 4,907.14
----------------------------------------------------------------------------------------------------------



16 Fee table

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2003.



                                                                    Fee table 17

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.


We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator(R) series contracts with the same annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
 Contract type   issue ages      contributions                       Source of contributions        Limitations on contributions
-----------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85          o $5,000 (initial)           o After-tax money.             o For annuitants up to age 83
                                                                                                     at contract issue, no addi-
                                       o $500 (additional)          o Paid to us by check or         tional contributions may be
                                                                      transfer of contract value in  made after attainment of
                                                                      a tax-deferred exchange        age 84 or, if later, the first
                                                                      under Section 1035 of the      contract anniversary.
                                                                      Internal Revenue Code.
                                                                                                   o For annuitants age 84 and
                                                                                                     older at contract issue,
                                                                                                     additional contributions may
                                                                                                     be made up to one year
                                                                                                     from contract issue.
------------------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
Contract type    issue ages      contributions          Source of contributions          Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85   o  $5,000 (initial)   o Eligible rollover distribu-    o For annuitants up to age 83
                                                         tions from TSA contracts or      at contract issue, no addi-
                                 o  $50 (additional)     other 403(b) arrangements,       tional contributions may be
                                                         qualified plans, and govern-     made after attainment of
                                                         mental employer 457(b)           age 84 or, if later, the first
                                                         plans.                           contract anniversary.

                                                       o Rollovers from another         o For annuitants age 84 and
                                                         traditional individual retire-   older at contract issue, addi-
                                                         ment arrangement.                tional contributions may be
                                                                                          made up to one year from
                                                       o Direct custodian-to-             contract issue.
                                                         custodian transfers from
                                                         another traditional indi-      o Contributions after age 70-1/2
                                                         vidual retirement                must be net of required
                                                         arrangement.                     minimum distributions.

                                                       o Regular IRA contributions.     o Although we accept regular
                                                                                          IRA contributions (limited to
                                                       o Additional "catch-up" con-       $3,000 for 2004 and
                                                         tributions.                      $4,000 for 2005) under
                                                                                          rollover IRA contracts, we
                                                                                          intend that this contract be
                                                                                          used primarily for rollover
                                                                                          and direct transfer
                                                                                          contributions.

                                                                                         o Additional catch-up contri-
                                                                                           butions of up to $500 can
                                                                                           be made for the calendar
                                                                                           year 2004 or 2005 where
                                                                                           the owner is at least age 50
                                                                                           but under age 70-1/2 at any
                                                                                           time during the calendar
                                                                                           year for which the contribu-
                                                                                           tion is made.
-----------------------------------------------------------------------------------------------------------------------------------


                                              Contract features and benefits 19

-----------------------------------------------------------------------------------------------------------
                   Available
                  for annuitant    Minimum
Contract type    issue ages      contributions
------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 85   o $5,000 (initial)
IRA
                                  o $50 (additional)


-----------------------------------------------------------------------------------------------------------


Contract type     Source of contributions        Limitations on contributions
-----------------------------------------------------------------------------------------------------------
Roth Conversion   o Rollovers from another       o For annuitants up to age 83
IRA                 Roth IRA.                      at contract issue, no addi-
                                                   tional contributions may be
                  o Conversion rollovers from a    made after attainment of
                    traditional IRA.               age 84, or, if later, the first
                                                   contract anniversary.
                  o Direct transfers from
                    another Roth IRA.            o For annuitants age 84 and
                                                   older at contract issue, addi-
                  o Regular Roth IRA               tional contributions may be
                    contributions.                 made up to one year from
                                                   contract issue.
                  o Additional catch-up contri-
                    butions.                     o Conversion rollovers after
                                                   age 70-1/2 must be net of
                                                   required minimum distribu-
                                                   tions for the traditional IRA
                                                   you are rolling over.

                                                 o You cannot roll over funds
                                                   from a traditional IRA if your
                                                   adjusted gross income is
                                                   $100,000 or more.

                                                 o Although we accept regular
                                                   Roth IRA contributions (lim-
                                                   ited to $3,000 for 2004 and
                                                   $4,000 for 2005) under
                                                   Roth IRA contracts, we
                                                   intend that this contract be
                                                   used primarily for rollover
                                                   and direct transfer
                                                   contributions.

                                                 o Additional catch-up contri-
                                                   butions of up to $500 can
                                                   be made for the calendar
                                                   year 2004 or 2005 where
                                                   the owner is at least age 50
                                                   at any time during the calen-
                                                   dar year for which the
                                                   contribution is made.
 ----------------------------------------------------------------------------------------------------------


20 Contract features and benefits

--------------------------------------------------------------------------------------------------
                  Available
                 for annuitant    Minimum
Contract type     issue ages      contributions
--------------------------------------------------------------------------------------------------
Rollover TSA     20 through 85   o $5,000 (initial)


                                 o $500 (additional)





---------------------------------------------------------------------------------------------------
QP               20 through 75   o $5,000 (initial)

                                 o $500 (additional)



See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Contract type    Source of contributions         Limitations on contributions
---------------------------------------------------------------------------------------------------
Rollover TSA     o Direct transfers of pre-tax   o For annuitants up to age 83
                   funds from another contract     at contract issue, no addi-
                   or arrangement under Sec-       tional contributions may be
                   tion 403(b) of the Internal     made after attainment of
                   Revenue Code, complying         age 84, or, if later, the first
                   with IRS Revenue Ruling         contract anniversary.
                   90-24.
                                                 o For annuitants age 84 and
                 o Eligible rollover distribu-     older at contract issue, addi-
                   tions of pre-tax funds from     tional contributions may be
                   other 403(b) plans. Subse-      made up to one year from
                   quent contributions may         contract issue.
                   also be rollovers from quali-
                   fied plans, governmental      o Rollover or direct transfer
                   employer 457(b) plans and       contributions after age 70-1/2
                   traditional IRAs.               must be net of any required
                                                   minimum distributions.

                                                 o We do not accept employer-
                                                   remitted contributions.
---------------------------------------------------------------------------------------------------
QP               o Only transfer contributions   o We do not accept regular
                   from an existing defined        ongoing payroll
                   contribution qualified plan     contributions.
                   trust.
                                                 o Only one additional transfer
                 o The plan must be qualified      contribution may be made
                   under Section 401(a) of the     during a contract year.
                   Internal Revenue Code.
                                                 o No additional transfer con-
                 o For 401(k) plans, trans-        tributions after the
                   ferred contributions may        attainment of age 76 or, if
                   only include employee pre-      later, the first contract
                   tax contributions.              anniversary.

                                                 o Contributions after age 70-1/2
                                                   must be net of any required
                                                   minimum distributions.

                                                 o A separate QP contract must
                                                   be established for each plan
                                                   participant.

                                                 o We do not accept employer-
                                                   remitted contributions.

                                                 o We do not accept contribu-
                                                   tions from defined benefit
                                                   plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
---------------------------------------------------------------------------------------------------


                                              Contract features and benefits 21

----------------------------------------------------------------------------------------------------
                    Available
                   for annuitant    Minimum
Contract type       issue ages      contributions
----------------------------------------------------------------------------------------------------
Flexible Premium   20 through 70    o $2,000 (initial)
IRA
                                    o $50 (additional)



----------------------------------------------------------------------------------------------------


 Contract type      Source of contributions          Limitations on contributions
----------------------------------------------------------------------------------------------------
Flexible Premium   o Regular traditional IRA        o No regular IRA contributions
IRA                  contributions.                   in the calendar year you turn
                                                      age 70-1/2 and thereafter.
                   o Additional catch-up
                     contributions.                 o Rollover and direct transfer
                                                      contributions may be made
                   o Eligible rollover distribu-      up to the attainment of age
                     tions from TSA contracts or      84.
                     other 403(b) arrangements,
                     qualified plans, and govern-   o Regular contributions may
                     mental employer 457(b)           not exceed $3,000 for 2004
                     plans.                           or $4,000 for 2005.

                   o Rollovers from another         o Rollover and direct transfer
                     traditional individual retire-   contributions after age 70-1/2
                     ment arrangement.                must be net of required
                                                      minimum distributions.
                   o Direct custodian-
                     to-custodian transfers from    o Although we accept rollover
                     another traditional indi-        and direct transfer contribu-
                     vidual retirement                tions under the Flexible
                     arrangement.                     Premium IRA contract, we
                                                      intend that this contract be
                                                      used for ongoing regular
                                                      contributions.

                                                    o Additional catch-up contri-
                                                      butions of up to $500 can
                                                      be made for the calendar
                                                      year 2004 or 2005 where
                                                      the owner is at least age 50
                                                      but under age 70-1/2 at any
                                                      time during the calendar
                                                      year for which the contribu-
                                                      tion is made.
----------------------------------------------------------------------------------------------------


22 Contract features and benefits

------------------------------------------------------------------------------------------------------------

                    Available
                   for annuitant    Minimum
Contract type       issue ages      contributions
------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 85    o $2,000 (initial)
Roth IRA
                                    o $50 (additional)
------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70             o $5,000 (initial)
Beneficiary Con-                    o $1,000 (additional)
tinuation
Contract (tradi-
tional IRA or
Roth IRA)
----------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
Contract type      Source of contributions         Limitations on contributions
------------------------------------------------------------------------------------------------------------
Flexible Premium   o Regular after-tax             o For annuitants up to age 83
Roth IRA             contributions.                  at contract issue, no addi-
                                                     tional contributions may be
                   o Additional catch-up             made after the attainment
                     contributions.                  of age 84, or, if later, the first
                                                     contract anniversary.

                   o Rollovers from another        o For annuitants age 84 and
                     Roth IRA.                       older at contract issue addi-
                                                     tional contributions may be
                                                     made up to one year from
                   o Conversion rollovers from a     contract issue.
                     traditional IRA.
                                                   o Regular Roth IRA contribu-
                   o Direct transfers from           tions may not exceed
                     another Roth IRA.               $3,000 for 2004 or $4,000
                                                     for 2005.

                                                   o Contributions are subject to
                                                     income limits and other tax
                                                     rules.

                                                   o Although we accept rollover
                                                     and direct transfer contribu-
                                                     tions under the Flexible
                                                     Premium Roth IRA contract,
                                                     we intend that this contract
                                                     be used for ongoing regular
                                                     Roth IRA contributions.

                                                   o Additional catch-up contri-
                                                     butions of up to $500 can
                                                     be made for the calendar
                                                     year 2004 or 2005 where
                                                     the owner is at least age 50
                                                     at any time during the calen-
                                                     dar year for which the
                                                     contribution is made.
-----------------------------------------------------------------------------------------------------------
Inherited IRA      o (If contract is traditional   o Any additional contributions
Beneficiary Con-      IRA) Direct custodian-to-      must be from same type of
tinuation             custodian transfers of your    IRA of same deceased
Contract (tradi-      interest as death beneficiary  owner.
tional IRA or         of the deceased owner's
Roth IRA)             traditional individual retire-
                      ment arrangement.

                   o (If contract is Roth IRA)
                      Direct custodian-to-
                      custodian transfers of your
                      interest as death beneficiary
                      of the deceased owner's
                      Roth IRA.
------------------------------------------------------------------------------------------------------------


See "Tax information" later in this Prospectus and in the SAI for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


                                               Contract features and benefits 23

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------
HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.
--------------------------------------------------------------------------------

24  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.

-----------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective
-----------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
-----------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
-----------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.
 EQUITY
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital
                              appreciation, consistent with a prudent level of risk.
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current
                              income and capital appreciation.
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.
 INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.
 CORE EQUITY
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Portfolio Name                 Adviser(s)
-----------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o Equitable Life
-----------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o Equitable Life
-----------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o Equitable Life
 ALLOCATION
-----------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o Equitable Life
-----------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o Equitable Life
 ALLOCATION
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    o Alliance Capital Management L.P.
 EQUITY                       o MFS Investment Management
                              o Marsico Capital Management, LLC
                              o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     o BlackRock Advisors, Inc.
                              o Pacific Investment Management Company
                                LLC
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   o A I M Capital Management, Inc.
                              o RCM Capital Management LLC
                              o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    o Alliance Capital Management L.P.
                              o Pacific Investment Management Company
                                LLC
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP               o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY           Bernstein Investment Research and Manage-
                                ment Unit
                              o Bank of Ireland Asset Management
                                (U.S.) Limited
                              o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     o Alliance Capital Management L.P., through its
 CORE EQUITY                    Bernstein Investment Research and Manage-
                                ment Unit
                              o Janus Capital Management LLC
                              o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------

                                              Contract features and benefits 25

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                              Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 GROWTH                                                                                 o RCM Capital Management LLC
                                                                                        o TCW Investment Management Company
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 VALUE                                                                                  o Institutional Capital Corporation
                                                                                        o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 CAP GROWTH                                                                             o Franklin Advisers, Inc.
                                                                                        o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                              o TCW Investment Management Company
                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                     o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                  o Alliance Capital Management L.P.
 INCOME
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
                                 moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                            o Alliance Capital Management L.P.,
                                                                                          through its Bernstein Investment Research
                                                                                          and Management Unit
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              and Brown Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                o Capital Guardian Trust Company
 INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------


26 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                Objective
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY   Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks a total return before expenses that approximates
                             the total return performance of the S&P 500 Index,
                             including reinvestment of dividends, at a risk level consis-
                             tent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE    Seeks long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND     Seeks to provide a high total return consistent with mod-
                             erate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH    Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE    Seeks capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             Seeks long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE       Seeks capital appreciation and secondarily, income.
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL     Seeks capital appreciation.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH       Seeks to provide long-term capital growth.
 COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST       Seeks long-term growth of capital with secondary objec-
                             tive to seek reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve
                             its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME    Seeks capital growth. Current income is a secondary
 VALUE                       objective.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER            Seeks long-term growth of capital and any increased
                             income that results from this growth.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the
                             deduction of portfolio expenses) the total return of the
                             Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                Seeks to achieve long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                Objective
-----------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE   Seeks to increase the value of your investment in bull
 LONG/SHORT EQUITY           markets and bear markets through strategies that are
                             designed to have limited exposure to general equity
                             market risk.
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY   o Morgan Stanley Investment Management,
                               Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           o Evergreen Investment Management
                               Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE    o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND     o J.P. Morgan Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH    o Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE    o Lazard Asset Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE       o Mercury Advisors
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL     o Merrill Lynch Investment Managers Interna-
 VALUE                         tional Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH       o MFS Investment Management
 COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST       o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME    o Putnam Investment Management, LLC
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER            o Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                o Firsthand Capital Management, Inc.
                             o RCM Capital Management LLC
                             o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                Investment Manager/Adviser
-----------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE   o Charles Schwab Investment Management,
 LONG/SHORT EQUITY             Inc.
                             o AXA Rosenberg Investment Management LLC
-----------------------------------------------------------------------------------------------------------------------------------

                                              Contract features and benefits 27

-----------------------------------------------------------------------------------------------------------------------------------

The Universal Institutional
Funds, Inc.
Portfolio Name                     Objective                                                   Investment Manager
-----------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class II(1)   Seeks to provide above average current income and long-     o Van Kampen(2)
                                  term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry,
                                  including real estate investment trusts.
-----------------------------------------------------------------------------------------------------------------------------------


(1)   "Class II" shares are defined in the current underlying Trust prospectus.



(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.



28 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.


We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges (if permitted in your state) or any withdrawal charges.

The minimum yearly guaranteed interest rate is 3% for 2004. The yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. Current interest rates will never be less than the yearly guaranteed interest rate.

See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the Guaranteed Interest Option.



FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time, there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers, from one fixed maturity option to another.


YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 13, 2004, the next available maturity date was February 13, 2012. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time


                                              Contract features and benefits  29
remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING


The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.


We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than 3%. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance, or dollar cost averaging.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION


Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation. Principal assurance will not be available if none of those maturity dates is currently available. You allocate the rest of your contribution to the variable investment options and the guaranteed interest option however you choose.

For example, if your initial contribution is $10,000, and on February 13, 2004 you chose the fixed maturity option with a maturity date of February 13, 2014, since the rate to maturity was 3.73% on February 13, 2004, we would have allocated $6,931 to that fixed maturity option and the balance to your choice of variable investment options and the guaranteed interest option. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation is only available for annuitants ages 80 or younger when the contract is issued. If the annuitant is age 76-80, your principal assurance allocation is limited to the seven year fixed maturity option only. If you anticipate taking required minimum distributions, you should consider whether your values in the variable investment options and guaranteed interest option are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus and in the SAI.

Please check with your financial professional to see if the principal assurance allocation feature is available in your state. Also, you may not elect principal assurance if the special dollar cost averaging program is in effect.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
SPECIAL DOLLAR COST AVERAGING PROGRAM. Subject to state availability, under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over


30  Contract features and benefits
an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only amounts that should be transferred from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options and the guaranteed interest option. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.


INVESTMENT SIMPLIFIER

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the



                                              Contract features and benefits  31
last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the rebalancing program. See "Transferring your money among investment options" later in this Prospectus. You may not elect the special dollar cost averaging program if the principal assurance program is in effect.



YOUR BENEFIT BASE

A benefit base is used to calculate the guaranteed minimum income benefit and any death benefit, as described in this section. Your benefit base is not an account value or a cash value. See also "Our Living Benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

6% ROLL UP TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  plus

o daily interest; less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The effective annual interest rate credited to this benefit base is:

o 6% (4% in Washington for the enhanced death benefit only) with respect to the variable investment options (other than EQ/Alliance Intermediate
  Government Securities and EQ/Money Market) and the account for special dollar cost averaging; and

o 3% with respect to the EQ/Alliance Intermediate Government Securities and EQ/Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

No interest is credited to the benefit base after the contract anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to the greater of:

o your initial contribution to the contract (plus any additional contributions),
                                       or


o your highest account value on any contract anniversary up to the contract anniversary following the annuitant's 85th birthday plus any contribution made since the most recent contract anniversary,

                                   each less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

GREATER OF 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll up to age 85 or the benefit base computed for Annual ratchet to age 85, as described immediately above, on each contract anniversary. For the guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our Living Benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR LIVING BENEFIT OPTION


The Living Benefit option offers you a guaranteed minimum income benefit. The Living Benefit is available if the annuitant is age 20 through 75 at the time the contract is issued. There is an additional charge for the Living Benefit which is described under "Living Benefit charge" in "Charges and expenses" later in this Prospectus. Please ask your financial professional if the Living Benefit is available in your state. If you are purchasing this contract as an Inherited IRA, the guaranteed minimum income benefit is not available. If you are purchasing this contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit is generally not available. Subject to our rules, the Living Benefit may be available for certain split-funded Charitable Remainder Trusts.

The guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or an Income Manager level payment life with a period certain payout option subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your guaranteed minimum income benefit. The maximum period certain available under the Income Manager payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:



32  Contract features and benefits

----------------------------------------------
               Level payments
----------------------------------------------
                       Period  certain  years
     Annuitant's     -------------------------
  age at excise       IRAs            NQ
----------------------------------------------
      60-75           10              10
        76             9              10
        77             8              10
        78             7              10
        79             7              10
        80             7              10
        81             7               9
        82             7               8
        83             7               7
        84             6               6
        85             5               5
----------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------


When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your guaranteed minimum income benefit base less any outstanding loan plus accrued interest (applies to Rollover TSA only), at guaranteed annuity purchase factors, or (ii) the income provided by applying your actual account value at our then current annuity purchase factors. The benefit base is applied only to the Living Benefit guaranteed annuity purchase factors in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.

Before you elect the Living Benefit, you should consider the fact that the guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your Income Manager benefit under the Living Benefit are more conservative than the guaranteed annuity purchase factors we use for the Income Manager payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Living Benefit Income Manager will be smaller than each periodic payment under the Income Manager payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll up to age 85 benefit base, the table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.


------------------------------------------------------
                              guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
------------------------------------------------------
            10            $11,891
            15            $18,597
------------------------------------------------------


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us along with any required information in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).


You will be eligible to exercise the guaranteed minimum income benefit as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 85th birthday;


                                              Contract features and benefits  33

(ii) if the annuitant was age 75 when the contract was issued, the only time you may exercise the guaranteed minimum income benefit is within 30 days following the first contract date anniversary that it becomes available;

(iii) if the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Living Benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the guaranteed minimum income benefit can be exercised;

(iv) For QP and Rollover TSA contracts, if you are eligible to exercise your guaranteed minimum income benefit, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract; and

(v) For a successor owner/annuitant, the earliest exercise date will be based on the original contract issue date and the age of successor owner/annuitant as of the Processing Date successor owner/ annuitant takes effect.

Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment OR the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment OR your elected enhanced death benefit on the date of the annuitant's death, adjusted for withdrawals (and associated withdrawal charges) and taxes that apply, whichever provides the highest amount.

OPTIONAL ENHANCED DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 84 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 84 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0-70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

Subject to state availability, you may elect one of the following enhanced death benefits:

6% ROLL UP TO AGE 85.

ANNUAL RATCHET TO AGE 85.


THE GREATER OF THE 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Your benefit base." Once you have made your enhanced death benefit election, you may not change it. In New York, only the standard death benefit and the Annual ratchet to age 85 enhanced death benefit are available.


The standard death benefit is the only death benefit available for annuitants who are age 85 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA contracts.

                      ----------------------------------

Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on these guaranteed benefits.

See Appendix IV at the end of this Prospectus for an example of how we calculate an enhanced death benefit.


PROTECTION PLUS

Subject to state and contract availability, if you are purchasing a contract under which the Protection Plus feature is available, you may elect the Protection Plus death benefit at the time you purchase your contract. Protection Plus provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Protection Plus feature in an NQ, IRA or Rollover TSA contract.

If the annuitant is 70 or younger when we issue your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:


o such death benefit less total net contributions, multiplied by 40%


For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the


34  Contract features and benefits
account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is age 71 through 79 when we issue your contract (or if the successor owner/annuitant is between the ages of 71 and 79 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:


o such death benefit (as described above) less total net contributions, multiplied by 25%


The value of the Protection Plus death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Protection Plus must be elected when the contract is first issued: neither the owner nor the successor owner/annuitant can add it subsequently. Ask your financial professional if this feature is available in your state.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. This contract may not be available in all states. Please speak with your financial professional for further information.


The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.


The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.


Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than Equitable, where the deceased owner is the same as under the original IRA contract.

o   You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges, will apply as described in "Charges and expenses" later in this Prospectus.

o The Living benefit, successor owner/annuitant feature, special dollar cost averaging program, automatic investment program and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The minimum guaranteed death benefit will also no longer be in effect.


                                              Contract features and benefits  35

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus and in the SAI for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


36  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect additional contributions;

(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or


(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, when we deduct the enhanced death benefit, Living Benefit and/or Protection Plus benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS


Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.



YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


TERMINATION OF YOUR CONTRACT

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose any applicable guaranteed benefits.


                                           Determining your contract's value  37

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.

o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. As of February 13, 2004, maturities of less than eight years were not available. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency, or dollar amount of transfers.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the Accumulator(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict



38 Transferring your money among investment options access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.



REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------
You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; your rebalancing allocations will not be changed; and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

You may not elect the rebalancing program if you are participating in any dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or fixed maturity options.


                            Transferring your money among investment options  39

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                                    Method of withdrawal
                   -------------------------------------------------------------
                                                                 Lifetime
                                                                 required
                                              Substantially      minimum
 Contract           Lump sum    Systematic        equal        distribution
--------------------------------------------------------------------------------
NQ                    Yes          Yes             No             No
--------------------------------------------------------------------------------
Rollover IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                  Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA             Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Inherited IRA         Yes           No             No             **
--------------------------------------------------------------------------------
QP                    Yes           No             No             Yes
--------------------------------------------------------------------------------
Rollover TSA*         Yes          Yes             No             Yes
--------------------------------------------------------------------------------

 * For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus and in the SAI.



** This contract pays out post-death required minimum distributions. See
   "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.




LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


We offer our "substantially equal withdrawals" option to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus and in the SAI. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal with-



40  Accessing your money
drawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.


Substantially equal withdrawals are not subject to a withdrawal charge.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus and in the SAI)


We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus and in the SAI for your specific type of retirement arrangement.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our "automatic required minimum distribution
(RMD) service" except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:


INCOME BENEFIT AND DEATH BENEFIT

Your applicable benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 6% or less of the applicable benefit base on the most recent contract date anniversary. Any portion of a withdrawal that causes the sum of your withdrawals in a contract year to exceed 6% of the applicable benefit base on the most recent contract date anniversary and any subsequent withdrawals in that same contract year will reduce your applicable benefit base on a pro rata basis.

The timing of your withdrawals and whether they exceed the 6% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). This pro rata example assumes that the annual 6% threshold described above has already been exceeded.


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts sub-


                                                        Accessing your money  41
ject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus and in the SAI for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If these amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If FMO amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus and in the SAI.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if you are exercising your guaranteed minimum income benefit under the Living Benefit, your choice of payout options are those that are available under the Living Benefit (see "Our Living Benefit option" in "Contract features and benefits" earlier in this Prospectus).



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity (not available in
   payout options                     New York)
                                      Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager payout options         Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment


42  Accessing your money
   before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust and AXA Premier VIP Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager payout options provide guaranteed level payments. The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager payout option without life contingencies unless withdrawal charges are no longer in effect under your Equitable Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner.


You may choose to apply your account value of your Equitable Accumulator(R) contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.


Depending upon your circumstances, an Income Manager contract may be purchased on a tax-free basis. Please consult your tax advisor. The Income Manager payout options are not available in all states.

If you purchase an Income Manager contract in connection with the exercise of the Living Benefit option, different payout options may apply, as well as other various differences. See "Our Living Benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager Prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator(R) is imposed if you select a period


                                                        Accessing your money  43
certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager life contingent payout options, no withdrawal charge is imposed under the Equitable Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION


When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Equitable Accumulator(R) contract date. Except with respect to the Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below:

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday.

For contracts issued in Pennsylvania and New York, the maturity date is related to the contract issue date, as follows:




--------------------------------------------------------------------------------
           New York                    Pennsylvania
--------------------------------------------------------------------------------
                     Maximum                       Maximum
                annuitization                  annuitization
    Issue age        age           Issue age        age
--------------------------------------------------------------------------------
     0-80            90            0-75             85
      81             91             76              86
      82             92             77              87
      83             93            78-80            88
      84             94            81-85            90
      85             95
--------------------------------------------------------------------------------


This may also be different in other states.

Before the last day by which annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager annuity payout option is chosen.


44  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge if you elect a death benefit (other than the Standard death benefit).

o On each contract date anniversary -- a charge for the Living Benefit, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o On each contract date anniversary -- a charge for Protection Plus, if you elect this optional benefit.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of .75% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (if permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If you surrender your contract during the contract year, we will deduct a pro rata portion of the charge.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each


                                                        Charges and expenses  45
contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                         Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------

   Percentage of
    contribution  7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus and in the SAI.

Please note that you may incur a withdrawal charge if your contract was issued in New York and your annuitant was age 84 or 85 at issue because you must accept distribution of your cash value beginning with the contract anniversary following the annuitant's 90th birthday.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania, the withdrawal charge will be computed in the same manner as for other contracts, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to 0% in the sixth and later contract years.


The withdrawal charge does not apply in the circumstances described below.

15% free withdrawal amount. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the beginning of each contract year, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law.


For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.

Disability, terminal illness or confinement to nursing home.
The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


FOR CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying the New York Alternate Scale I shown below. If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.

The New York withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 7 years and therefore would have no withdrawal charge, no withdrawal charge will apply. Use of a New York Alternate Scale can only result in a lower charge. We will compare the result of applying Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.


46  Charges and expenses

-----------------------------------------------
     NY Alternate         NY Alternate
       Scale I              Scale II
-----------------------------------------------
                        Year of transfer
  Year of investment      within fixed
  in fixed maturity         maturity
       option*               option*
-----------------------------------------------
  Within year 1   7%   Within year 1   5%
-----------------------------------------------
        2         6%         2         4%
-----------------------------------------------
        3         5%         3         3%
-----------------------------------------------
        4         4%         4         2%
-----------------------------------------------
        5         3%         5         1%
-----------------------------------------------
        6         2%    After year 5   0%
-----------------------------------------------
        7         1%
-----------------------------------------------
   After year 7   0%   Not to exceed 1%
                       times the number of
                       years remaining in
                       the fixed maturity
                       option, rounded to
                       the higher number of
                       years. In other
                       words, if 4.3 years
                       remain,
                       it would be a 5%
                       charge.
-----------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer

If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

We will deduct the annual administrative charge and the withdrawal charge from the variable investment options and the guaranteed interest option as discussed above. If the amounts in those options are insufficient to cover the charges, we reserve the right to deduct the charges from the fixed maturity options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

Annual ratchet to age 85. If you elect the Annual ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.30% of the Annual ratchet to age 85 benefit base.

6% Roll up to age 85. If you elect the 6% Roll up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll up to age 85 benefit base.

Greater of 6% Roll up to age 85 or Annual ratchet to age 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll up to age 85 or the Annual ratchet to age 85 benefit base for which it is in effect.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro-rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.

There is no additional charge for the Standard death benefit.


LIVING BENEFIT CHARGE

If you elect the Living Benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.60% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.



PROTECTION PLUS CHARGE


If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If the FMO amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-


                                                        Charges and expenses  47
out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.10% to 1.50%.

o 12b-1 fees of either 0.25% or 0.35%.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit or the guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


48  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned by a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the annuitant. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the applicable guaranteed minimum death benefit will be such guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. The death benefit will be less a deduction for any outstanding loan plus accrued interest on the date that the death benefit payment is made (applies to Rollover TSA only).


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts (other than Inherited IRAs).

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When the owner is not the annuitant under an NQ contract and the owner dies before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.


                                                    Payment of death benefit  49

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your elected guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, adjusted for any subsequent withdrawals. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in the Statement of Additional Information, the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o   The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or an optional enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ


50  Payment of death benefit
contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o   The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or an optional enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.


o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.


o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:


o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, adjusted for any subsequent withdrawals.


o No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o   The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.


                                                    Payment of death benefit  51

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. More information on IRAs and TSAs is provided in the SAI. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits and the Living Benefit guaranteed minimum income benefit, Special Dollar Cost Averaging, selection of investment funds, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. Although certain provisions of the Temporary Regulations on required minimum distributions concerning the actuarial value of additional contract benefits, which could have increased the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs have currently been suspended these or similar provisions may apply in future years. You may want to discuss with your tax adviser the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).


52  Tax information

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS FEATURE


In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. In such a case the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).



CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator(R) NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH


For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.



BENEFICIARY CONTINUATION OPTION


We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:


o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.



The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the



                                                             Tax information  53
tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.



SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and


o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).


Equitable Life designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post death required minimum distributions in traditional IRA and Roth IRA. The SAI contains the information that the IRS requires you to have before you purchase an IRA. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We have received an opinion letter from the IRS approving the respective forms of the Equitable Accumulator(R) traditional and Roth IRA



54  Tax information
contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts.


The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.



PROTECTION PLUS(SM) FEATURE

The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with the optional Protection Plus feature.



CONTRIBUTIONS

Individuals may make three different types of contributions to an IRA:

o regular contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other IRAs of the same type ("direct transfers").

In addition, an individual may make a taxable rollover contribution from a traditional IRA to a Roth IRA ("conversion" contributions).

Contributions to all types of IRAs are compensation-based. They are either made from your current compensation or have a connection with past compensation (for example, rollover contributions from an eligible retirement plan that you had with an employer related to past compensation). Under certain circumstances, your nonworking spouse, former spouse or surviving spouse may contribute to an IRA. You can make regular contributions for any year to a traditional IRA within federal tax limits up until the calendar year you reach age 70-1/2. Regular contributions for any year to a Roth IRA can be made at any time during your life, subject to federal tax law limits.


The amount of contributions you may make to an IRA for any year and whether such contributions are eligible for special tax treatment (for example, deductibility from income or a special credit) may vary, depending on your income, age and whether you participate in an employer-sponsored retirement plan. Roth IRA contributions are not tax deductible. The maximum regular contribution that can be made to all of your IRAs (whether traditional or Roth) for the taxable year for which the contribution is made is $3,000 for 2004 and $4,000 for 2005. The maximum regular contribution is increased to $3,500 for 2004 and $4,500 for 2005 if you are at least age 50 at any time during the taxable year for which the contribution is made.

Rollover and transfer contributions are not subject to dollar limits. Rollover contributions may be made to a traditional IRA from "eligible retirement plans" which include other traditional IRAs, qualified plans, TSAs and governmental employer 457(b) plans. For Roth IRAs, rollover contributions may be made from other Roth IRAs and traditional IRAs. The conversion of a traditional IRA to a Roth IRA is taxable. Direct transfer contributions may only be made directly from one traditional IRA to another or from one Roth IRA to another.


Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002 after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.


A more complete discussion of contributions to traditional IRAs and Roth IRAs is contained in the SAI.


WITHDRAWALS AND DISTRIBUTIONS

You can withdraw any or all of your funds from an IRA at any time; you do not need to wait for a special event like retirement. Earnings in IRAs are not subject to federal income tax until amounts are paid to you or your beneficiary. Withdrawals from an IRA, surrender of an IRA, death benefits from an IRA and annuity payments from an IRA may be fully or partially taxable. Withdrawals and distributions from IRAs are taxable as ordinary income (not capital gain).

Payments from traditional IRAs and Roth IRAs are taxed differently. Payments from traditional IRAs are generally fully taxable unless you have made nondeductible regular contributions or rolled over after-tax contributions. In any event, the issuer of the traditional IRA is entitled to report the distribution as fully taxable and it is your responsibility to calculate the taxable and tax-free portions of any traditional IRA payments on your own tax returns.

Distributions from Roth IRAs generally receive return of contribution treatment first under federal income tax calculation rules before any income is taxable. Certain distributions from Roth IRAs may qualify for fully tax-free treatment. These are distributions after you reach age 59-1/2, die, become disabled or meet a qualified first-time homebuyer tax rule. You also have to meet a five-year aging period.

A distribution from a traditional IRA will not be taxable if it is rolled over to an eligible retirement plan. A distribution from a Roth IRA will not be taxable if it is rolled over to another Roth IRA.

Taxable withdrawals or distributions from IRAs may be subject to an additional 10% penalty tax if you are under age 59-1/2, unless an exception applies.


                                                             Tax information  55

Traditional IRAs are subject to required minimum distribution rules which require that amounts begin to be distributed in a prescribed manner from the IRA after the owner reaches age 70-1/2. These rules also require distributions after the owner's death. No distributions are required to be made from Roth IRAs until after the Roth IRA owner's death, but then the required minimum distribution rules apply.

A more complete discussion of the tax aspects of withdrawals and distributions for traditional IRAs and Roth IRAs is contained in the SAI.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II at the end of this Prospectus.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the prospectus covers some of the special tax rules that apply to annuity contracts under Section 403(b) of the Internal Revenue Code (TSAs).

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


PROTECTION PLUS FEATURE


The Protection Plus feature is offered for Rollover TSA contracts, subject to state and contract availability. There is no assurance that the contract with the Protection Plus feature meets the qualification requirements for TSAs. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus benefit is not part of the contract, in such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Rollover TSA contract with the optional Protection Plus feature.




CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator(R) Rollover TSA contract:

o a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You must establish your TSA with funds that are directly transferred from another 403(b) arrangement or rolled over from another 403(b) arrangement. You may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans, and traditional IRAs as well as other TSAs and 403(b) arrangements . All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.


A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization.

Contributions to TSAs are discussed in greater detail in the SAI.


DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

You may also need spousal consent for certain transactions and payments.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer which provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o you take a hardship withdrawal (special federal income tax definition).


56  Tax information

The amount of funds subject to withdrawal restrictions may depend on the source of the funds used to establish the Accumulator(R) TSA.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from TSAs before you reach age 59-1/2 unless an exception applies.


Distributions from TSAs are discussed in greater detail in the SAI.


LOANS FROM TSAS

Loans are generally not treated as a taxable distribution. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans from TSAs are discussed in greater detail in the SAI.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS


You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan (a qualified plan, a governmental employer 457(b) plan (separate accounting required), another TSA or a traditional IRA) which agrees to accept the rollover.


A spousal beneficiary may also roll over death benefits or certain divorce-related payments.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Rollovers and transfers from TSAs are discussed in greater detail in the SAI.


REQUIRED MINIMUM DISTRIBUTIONS

TSAs are subject to required minimum distribution rules beginning at age 70-1/2 or separation from service, if later. These rules are discussed in greater detail in the SAI.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional
  IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,280 in periodic



                                                             Tax information  57
annuity payments in 2004, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or


o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


58  Tax information

8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to Equitable Life's other operations.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or the Separate Account No. 49.

Each subaccount (variable investment option) within the Separate Accounts invests solely in class IB shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Accounts; and


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


For example, the rates to maturity for new allocations as of February 13, 2004 and the related price per $100 of maturity value were as shown below:





------------------------------------------------------------
    Fixed Maturity
   Options with
   February 13th       Rate to Maturity       Price
  Maturity Date of          as of           Per $100 of
   Maturity Year     February 13, 2004    Maturity Value
------------------------------------------------------------
        2005              3.00%*                $ 97.08
        2006              3.00%*                $ 94.25
        2007              3.00%*                $ 91.51
        2008              3.00%*                $ 88.84
        2009              3.00%*                $ 86.25
        2010              3.00%*                $ 83.73
        2011              3.00%*                $ 81.30
        2012              3.30%                 $ 77.11
        2013              3.53%                 $ 73.16
        2014              3.73%                 $ 69.31
------------------------------------------------------------


* Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

  (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.


                                                            More information  59

  (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

  (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.

  (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT OTHER METHODS OF PAYMENT



WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by the information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we



60  More information
have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR


We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.



CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.


o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.



                                                            More information  61

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.


o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.



ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Its shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW


The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.



ABOUT OUR INDEPENDENT AUDITORS

The consolidated financial statements of Equitable Life at December 31, 2003 and 2002, and for the three years ended December 31, 2003 incorporated in this Prospectus by reference to the 2003 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.



62  More information

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Both AXA Advisors and AXA Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of Equitable Life, and AXA Distributors, an indirect wholly owned subsidiary of Equitable Life, are registered with the SEC as broker dealers and are members of the National Association of Securities Dealers, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker dealers act as distributors for other Equitable Life annuity products.

AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.


The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of AXA Distributors, as well as by affiliated and unaffiliated broker dealers who have entered into selling agreements with AXA Distributors.

We pay broker-dealer sales compensation that will generally not exceed 6.5% of the total contributions made under the contracts. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial representatives as commissions related to the sales of the contracts. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life, as well as payments from portfolio advisers for sales meetings and/or seminar sponsorships.

Equitable and/or AXA Distributors and/or AXA Advisors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts. These services may include sales personnel training, prospectus review, marketing and related services as well as support services that benefit contract owners.

Similarly, in an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or more compensation for the sale of an Equitable variable product than it would for the sale of another product. Such practice is known as providing differential compensation. Other forms of compensation financial professionals may receive include health and retirement benefits, credits towards stock options awards and rewards for sales incentive campaigns. In addition, managerial personnel may receive expense reimbursements, marketing allowances and so called "overrides." In part for tax reasons, AXA Advisors financial professionals and managerial personnel qualify for health and retirement benefits based on their sales of our variable products.

These payments and differential compensation (together, "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the recipient to show preference in recommending the purchase or sale of our products. However, under applicable rules of the National Association of Securities Dealers, Inc., AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. Although Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, payments made will not result in any separate charge to you under your contract.



                                                            More information  63

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


Equitable Life's Annual Report on Form 10-K for the year ended December 31, 2003 is considered to be a part of this Prospectus because it is incorporated by reference.

After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.


We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).



64  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.20%.





UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  42.39    $  36.01
  Number of units outstanding (000's)                                                          4,208       1,221
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  50.07    $  36.85
  Number of units outstanding (000's)                                                            265         161
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.96    $  10.69
  Number of units outstanding (000's)                                                         12,153       4,285
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01    $   7.91
  Number of units outstanding (000's)                                                          3,394         929
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  28.20    $  23.29
  Number of units outstanding (000's)                                                          4,511         903
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.38    $   7.82
  Number of units outstanding (000's)                                                          3,008         923
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.69    $   7.65
  Number of units outstanding (000's)                                                          2,952       1,004
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.77    $   6.80
  Number of units outstanding (000's)                                                          5,953       2,130
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.26    $   7.92
  Number of units outstanding (000's)                                                          5,210       1,722
AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.60    $   6.21
  Number of units outstanding (000's)                                                          7,657       2,602
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.25    $   7.38
  Number of units outstanding (000's)                                                          5,443       1,889
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.83    $   5.67
  Number of units outstanding (000's)                                                          1,530         306
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 220.33    $ 149.11
  Number of units outstanding (000's)                                                            548         222
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  52.44    $  70.94    $  82.86
  Number of units outstanding (000's)                                                            153         185         213
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  24.29    $  24.42    $  27.13
  Number of units outstanding (000's)                                                            221         260         329
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 226.39    $ 256.74    $ 303.01
  Number of units outstanding (000's)                                                            154         188         205
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  70.74    $  71.57    $  65.53
  Number of units outstanding (000's)                                                            266         279           9
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  28.48    $  30.46    $  26.09
  Number of units outstanding (000's)                                                            422         439          24
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 245.58    $ 192.60    $ 151.23
  Number of units outstanding (000's)                                                            230         240           8
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            2003          2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  25.91     $ 20.11
  Number of units outstanding (000's)                                                          5,046       1,615
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
  Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.91     $ 18.73
  Number of units outstanding (000's)                                                          4,619       1,850
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.55     $  8.65
  Number of units outstanding (000's)                                                          5,125       1,285
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.92     $  4.86
  Number of units outstanding (000's)                                                          5,986       2,292
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.77     $ 15.42
  Number of units outstanding (000's)                                                          4,326       1,432
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.80     $  9.91
  Number of units outstanding (000's)                                                          4,091       1,279
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.99     $ 10.22
  Number of units outstanding (000's)                                                         14,531       4,578
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.00     $  6.33
  Number of units outstanding (000's)                                                            744         182
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.60     $  7.33
  Number of units outstanding (000's)                                                          6,516       1,628
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.41     $  8.01
  Number of units outstanding (000's)                                                          7,741       2,252
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.36     $  7.69
  Number of units outstanding (000's)                                                         13,433       2,981
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.81     $  5.72
  Number of units outstanding (000's)                                                          2,700         737
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  23.92     $ 18.94
  Number of units outstanding (000's)                                                          8,439       2,393
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.95     $  5.82
  Number of units outstanding (000's)                                                          2,600         551
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.78     $  6.89
  Number of units outstanding (000's)                                                         12,491       2,799
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
 Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.15    $  9.52     $ 11.80
  Number of units outstanding (000's)                                                            89        114          79
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.38    $ 16.78     $ 14.94
  Number of units outstanding (000's)                                                           105        191          50
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.97    $ 11.75     $ 12.13
  Number of units outstanding (000's)                                                           114         54          46
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
  Unit value                                                                                $  8.70         --          --
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.73    $ 11.17     $ 13.97
  Number of units outstanding (000's)                                                            26         23          15
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.76    $ 11.12     $ 10.62
  Number of units outstanding (000's)                                                            17         10           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.20    $ 10.53     $ 10.29
  Number of units outstanding (000's)                                                            59          8           7
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.15    $  6.56     $ 11.08
  Number of units outstanding (000's)                                                            43         55          52
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 24.71    $ 28.47          --
  Number of units outstanding (000's)                                                            71         78          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --         --          --
  Number of units outstanding (000's)                                                            --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.56    $ 10.00          --
  Number of units outstanding (000's)                                                            19          7          --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998        1997      1996
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
 Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
  Unit value                                                                                 $ 11.85     $ 12.55      --
  Number of units outstanding (000's)                                                            102          89      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.86          --      --
  Number of units outstanding (000's)                                                             22          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.73          --      --
  Number of units outstanding (000's)                                                             16          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI /Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --      --
  Number of units outstanding (000's)                                                             --          --      --
------------------------------------------------------------------------------------------------------------------------------------



A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              2003       2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51    $  9.51
  Number of units outstanding (000's)                                                          8,508      3,161
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.60    $ 13.32
  Number of units outstanding (000's)                                                         11,974      3,674
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.47    $  4.40
  Number of units outstanding (000's)                                                          5,658      2,123
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.55    $ 10.70
  Number of units outstanding (000's)                                                          8,124      2,322
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.84    $  9.91
  Number of units outstanding (000's)                                                         13,403      2,875
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.49    $ 14.26
  Number of units outstanding (000's)                                                          5,670      1,591
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.22    $ 11.24
  Number of units outstanding (000's)                                                          4,396      1,445
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.00    $  9.39
  Number of units outstanding (000's)                                                          1,506        496
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.23    $  6.83
  Number of units outstanding (000's)                                                          4,026        993
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.33    $ 29.52
  Number of units outstanding (000's)                                                          1,972      1,554
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.19    $  9.73
  Number of units outstanding (000's)                                                          3,680      1,342
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.58    $  9.46
  Number of units outstanding (000's)                                                          2,153        710
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.48    $  8.66
  Number of units outstanding (000's)                                                          3,847      1,053
------------------------------------------------------------------------------------------------------------------------------------
EQ/Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.10    $  2.89
  Number of units outstanding (000's)                                                          3,485        925
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.28     $ 10.98          --
  Number of units outstanding (000's)                                                             37           9          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.30     $ 11.54     $ 10.47
  Number of units outstanding (000's)                                                            280         141         139
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.39     $  8.40          --
  Number of units outstanding (000's)                                                             20          29          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.57     $ 10.81     $  9.23
  Number of units outstanding (000's)                                                            111          41          20
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.35          --          --
  Number of units outstanding (000's)                                                              2          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.65     $ 17.60     $ 20.32
  Number of units outstanding (000's)                                                            154         182         199
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.47     $ 22.21     $ 27.70
  Number of units outstanding (000's)                                                            147         214         227
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.75     $ 10.54     $ 10.74
  Number of units outstanding (000's)                                                             77          42          31
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.51     $ 28.84     $ 27.54
  Number of units outstanding (000's)                                                            256         266         360
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.16     $ 13.21     $ 12.52
  Number of units outstanding (000's)                                                            324         341         423
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.00     $ 17.41     $ 21.43
  Number of units outstanding (000's)                                                            193         235         245
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.07     $ 10.99     $ 11.51
  Number of units outstanding (000's)                                                             23          18          18
------------------------------------------------------------------------------------------------------------------------------------
EQ/Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.94     $  6.62          --
  Number of units outstanding (000's)                                                             51          66          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.77          --          --
  Number of units outstanding (000's)                                                             98          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.18          --          --
  Number of units outstanding (000's)                                                             26          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.83     $ 10.87          --
  Number of units outstanding (000's)                                                            190         187          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.14     $ 12.14          --
  Number of units outstanding (000's)                                                            176         149          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.62     $ 25.64     $ 24.68
  Number of units outstanding (000's)                                                            329         359         127
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.85     $ 11.53          --
  Number of units outstanding (000's)                                                            506         383          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.65     $ 12.37          --
  Number of units outstanding (000's)                                                            160         124          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.65          --          --
  Number of units outstanding (000's)                                                             18          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-3

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Equitable Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.


We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs or amounts attributable to an excess contribution must be withdrawn, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.

Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;


o although certain provisions of the Temporary Regulations on required minimum distributions which would have required that the actuarial value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions have currently been suspended, these or similar provisions may apply in future years, and could increase the amounts required to be distributed from the contract; and



o the guaranteed minimum income benefit under the Living Benefit may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 13, 2004 to a fixed maturity option with a maturity date of February 13, 2013 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,914 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 13, 2009.





-------------------------------------------------------------------------------------
                                                            Hypothetical Assumed
                                                             rate to maturity on
                                                              February 13, 2009
-------------------------------------------------------------------------------------
                                                               5.00%        9.00%
-------------------------------------------------------------------------------------
As of February 13, 2009 (before withdrawal)
-------------------------------------------------------------------------------------
(1) Market adjusted amount                                 $144,082     $ 119,503
-------------------------------------------------------------------------------------
(2) Fixed maturity amount                                  $131,104     $ 131,104
-------------------------------------------------------------------------------------
(3) Market value adjustment:
  (1) - (2)                                                $ 12,978     $ (11,601)
-------------------------------------------------------------------------------------
On February 13, 2009 (after withdrawal)
-------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                      $  4,504     $  (4,854)
-------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]    $ 45,496     $  54,854
-------------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                       $ 85,608     $  76,250
-------------------------------------------------------------------------------------
(7) Maturity value                                         $120,091     $ 106,965
-------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                          $ 94,082     $  69,503
-------------------------------------------------------------------------------------


You should note that under this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized. The market value adjustment is computed differently if you withdraw amounts on a date other than the anniversary of the establishment of the fixed maturity option.


                               Appendix III: Market value adjustment example C-1

Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.
The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:




-------------------------------------------------------------------------------------
   End of                           6% roll up to age 85      Annual ratchet to age 85
 contract                               enhanced                    enhanced
   year         Account value       death benefit(1)              death benefit
-------------------------------------------------------------------------------------
     1           $105,000             $  106,000(1)               $  105,000(3)
-------------------------------------------------------------------------------------
     2           $115,500             $  112,360(2)               $  115,500(3)
-------------------------------------------------------------------------------------
     3           $129,360             $  119,102(2)               $  129,360(3)
-------------------------------------------------------------------------------------
     4           $103,488             $  126,248(1)               $  129,360(4)
-------------------------------------------------------------------------------------
     5           $113,837             $  133,823(1)               $  129,360(4)
-------------------------------------------------------------------------------------
     6           $127,497             $  141,852(1)               $  129,360(4)
-------------------------------------------------------------------------------------
     7           $127,497             $  150,363(1)               $  129,360(4)
-------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


6% ROLL-UP TO AGE 85

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current enhanced death benefit.


ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(4) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.



GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85


The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% roll-up to age 85 or the Annual ratchet to age 85.


D-1 Appendix IV: Enhanced death benefit example

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus benefit and the guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.88)% and 3.12% for the Accumulator Contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the guaranteed minimum death benefit, Protection Plus benefit, and the Living Benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Living Benefit" reflect the lifetime income that would be guaranteed if the Living Benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the Death Benefit and/or "Lifetime Annual Living Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.85% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                      Appendix V: Hypothetical illustrations E-1

Variable Deferred Annuity
Accumulator
$100,000 Single Contribution and No Withdrawals
Male, Issue Age 60
Benefits:
  Greater of 6% Roll-Up or the Annual Ratchet to Age 85 Guaranteed Minimum Death Benefit
  Protection Plus


                       Guaranteed Minimum Income Benefit

                                                            Greater of 6% Roll
                                                                    up
                                                             to age 85 or the
                                                                  Annual
                                                             Ratchet to age 85
                                                                Guaranteed
                                                               Minimum Death
                        Account Value        Cash Value           Benefit
                     ------------------- ------------------ -------------------
       Contract Year     0%        6%       0%        6%        0%        6%
 Age  -------------- --------- --------- -------- --------- --------- ---------
 60          1        100,000  100,000    93,000    93,000   100,000  100,000
 61          2         95,408  101,387    88,408    94,387   106,000  106,000
 62          3         90,893  102,735    84,893    96,735   112,360  112,360
 63          4         86,446  104,038    80,446    98,038   119,102  119,102
 64          5         82,062  105,290    77,062   100,290   126,248  126,248
 65          6         77,732  106,485    74,732   103,485   133,823  133,823
 66          7         73,449  107,614    72,449   106,614   141,852  141,852
 67          8         69,207  108,672    69,207   108,672   150,363  150,363
 68          9         64,997  109,649    64,997   109,649   159,385  159,385
 69         10         60,812  110,538    60,812   110,538   168,948  168,948
 74         15         39,927  113,302    39,927   113,302   226,090  226,090
 79         20         18,355  112,146    18,355   112,146   302,560  302,560
 84         25              0  105,063         0   105,063         0  404,893
 89         30              0  103,357         0   103,357         0  429,187
 94         35              0  104,273         0   104,273         0  429,187
 95         36              0  104,471         0   104,471         0  429,187



                                    Lifetime Annual
                           Guaranteed Minimum Income Benefit
      Total Death Benefit ------------------------------------
        with Protection       Guaranteed       Hypothetical
              Plus              Income            Income
      ------------------- ------------------ -----------------
          0%        6%        0%       6%        0%       6%
 Age  --------- --------- --------- -------- --------- -------
 60    100,000  100,000      N/A      N/A       N/A      N/A
 61    108,400  108,400      N/A      N/A       N/A      N/A
 62    117,304  117,304      N/A      N/A       N/A      N/A
 63    126,742  126,742      N/A      N/A       N/A      N/A
 64    136,747  136,747      N/A      N/A       N/A      N/A
 65    147,352  147,352      N/A      N/A       N/A      N/A
 66    158,593  158,593      N/A      N/A       N/A      N/A
 67    170,508  170,508      N/A      N/A       N/A      N/A
 68    183,139  183,139      N/A      N/A       N/A      N/A
 69    196,527  196,527      N/A      N/A       N/A      N/A
 74    276,527  276,527    14,266   14,266    14,266   14,266
 79    383,584  383,584    20,393   20,393    20,393   20,393
 84          0  493,179         0   34,821         0   34,821
 89          0  517,472      N/A      N/A       N/A      N/A
 94          0  517,472      N/A      N/A       N/A      N/A
 95          0  517,472      N/A      N/A       N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-2 Appendix V: Hypothetical illustrations

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Tax Information                                                              2
Unit Values                                                                 15

Equitable Life's Pending Name Change                                        15
Custodian and Independent Auditors                                          15
Distribution of the Contracts                                               15
Financial Statements                                                        16



How to Obtain an Equitable Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------

Please send me an Equitable Accumulator(R) SAI for Separate Account No. 49 dated May 1, 2004.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip






(SAI 13AMLF(5/03))


                                                          X00682/Core '02 Series

Equitable Accumulator(R)


A combination variable and fixed deferred annuity contract
STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2004


The Equitable Life Assurance Society
of the United States
1290 Avenue of the Americas
New York, New York 10104
--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Prospectus, dated May 1, 2004. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.



A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Tax Information                                                              2

Unit Values                                                                 15

Equitable Life's Pending Name Change                                        15

Custodian and Independent Auditors                                          15

Distribution of the Contracts                                               15


Financial Statements                                                        16

   Copyright 2004 The Equitable Life Assurance Society of the United States. All rights reserved. Accumulator(R) is a registered service mark of The
            Equitable Life Assurance Society of the United States.

SAI 13A                                            Accumulator(R) '02 & Oregon

                                                                          x00686

TAX INFORMATION

Individual retirement arrangements (IRAs)



This section of the SAI contains the information that the IRS requires you to have before you purchase an IRA. This section of the SAI covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.



Your right to cancel within a certain number of days



If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.



The address of the processing office is as follows:

By regular mail:

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

By express delivery:

Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

General

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:



o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and



o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).



Equitable Life designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA (not available in all contracts).

We have received an opinion letter from the IRS approving the respective forms of the Equitable Accumulator(R) traditional and Roth IRA contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts.

The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.



Protection Plus feature



The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with the optional Protection Plus feature.



Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs



Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for the taxable year 2004. For 2005 the maximum increases to $4,000. When your earnings are below $3,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch-up contribution" of up to $500 to your traditional IRA. This amount is the same for both taxable years 2004 and 2005.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for 2004 to any combination of traditional IRAs and Roth IRAs. (This amount increases to $8,000 for 2005.) Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.



Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.



If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for the taxable year 2004, your fully deductible contribution can be up to $3,000, or if less, your earned income. The dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions. (For 2005, these limits are $4,000 and $4,500, respectively.)



If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.



If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $45,000 and $55,000 in 2004 and AGI between $50,000 and $60,000 in 2005.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $65,000 and $75,000 in 2004 and AGI between $70,000 and $80,000 in 2005. This range will increase every year until 2007 when the deduction will phase out for AGI between $80,000 and $100,000.



Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000.



To determine the deductible amount of the contribution for 2004, for example, you determine AGI and subtract $45,000 if you are single, or $65,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

 ($10,000-excess AGI)     times    the maximum       Equals   the adjusted
 --------------------       x        regular           =       deductible
 divided by $10,000                contribution               contribution
                                   for the year                  limit



Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($3,000 for 2004; $4,000 for 2005). The dollar limit is $3,500 in 2004 and $4,500 in 2005 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.



If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;


o    governmental employer 457(b) plans;


o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:

     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.



All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or



o   hardship withdrawals; or


o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or


o    death benefit payments to a beneficiary who is not your surviving spouse;
     or



o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs



Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.



Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from or directly transfer funds from an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.



Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:


o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or


o    regular contributions to a traditional IRA made after you reach age 70-1/2;
     or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)



The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer

457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Required minimum distributions



Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally apply beginning in January 2003, The 2002 final Regulations include Temporary Regulations applicable to annuity contracts. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts currently have been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your tax adviser concerning applicability of these complex rules to your situation.



Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.



When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.



How you can calculate required minimum distributions. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."



ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.



Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.



What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that -you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substan-tially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the SAI covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Equitable Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs



Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for taxable year 2004. For 2005 the maximum increases to $4,000. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $500 can be made for the taxable year. This amount is the same for both taxable years 2004 and 2005.



With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions? You may make rollover contributions to a Roth IRA from only two sources:

o    another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under Section 401(a) of the Internal Revenue Code, a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.



You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Beginning in 2005, modified adjusted gross income for this purpose will also exclude any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.



Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.



The following distributions from Roth IRAs are free of income tax:

o    Rollovers from a Roth IRA to another Roth IRA;

o    Direct transfers from a Roth IRA to another Roth IRA;

o    Qualified distributions from a Roth IRA; and

o    Return of excess contributions or amounts recharacterized to a traditional
     IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2; or older or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2004 and the conversion contribution is made in 2005, the conversion contribution is treated as contributed prior to other conversion contributions made in 2005.



Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax


Same as traditional IRA.


Tax-sheltered annuity contracts (TSAs)

General

This section of the SAI covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Protection plus feature

The Protection Plus feature is offered for Rollover TSA contracts, subject to state and contract availability. There is no assurance that the contract with the Protection Plus feature meets the qualification requirements for TSAs. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus benefit is not part of the contract, in such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Rollover TSA contract with the optional Protection Plus feature.

Contributions to TSAs

There are two ways you can make contributions to establish this Equitable Accumulator(R) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o    a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax funds in the Rollover TSA.

Employer-remitted contributions. The Equitable Accumulator(R) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.



Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.



Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.



You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.



A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Equitable Accumulator(R) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o    you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Equitable Accumulator(R) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o    direct rollover from another TSA or eligible retirement plan; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

This paragraph applies only to participants in a Texas Optional retirement program. Texas Law permits withdrawals only after one of the following distributable events occur:

(1) the requirements for minimum distribution (discussed under "Required minimum distributions" later in this section) are met; or

(2)  death; or

(3)  retirement; or

(4) termination of employment in all Texas public institutions of higher education.

For you to make a withdrawal, we must receive a properly completed written acknowledgment from the employer. If a distributable event occurs before you are vested, we will refund to the employer any amounts provided by an employer's first-year matching contribution. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law. Loans are not permitted under Texas Optional Retirement Programs.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity Payments. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return deter-mined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

     (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

     (2) $50,000 reduced by the excess (if any) of the highest out standing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Equitable Accumulator(R) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.



You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.



The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Equitable Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Equitable Accumulator(R) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your Equitable Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o    if you are separated from service, any form of payout after you are age 55;
     or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.



Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,280 in periodic annuity payments in 2004, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator(R).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:


                                    (a/b) - c


where:



(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as defined in your Prospectus), as applicable.



(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.55%. Your contract charges may be less.


EQUITABLE LIFE'S PENDING NAME CHANGE

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."

CUSTODIAN AND INDEPENDENT AUDITORS


Equitable Life is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.



The financial statements of each Separate Account as of December 31, 2003 and for the periods ended December 31, 2003 and 2002, and the consolidated financial statements of Equitable Life as of December 31, 2003 and 2002 and for each of the three years ended December 31, 2003 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.



DISTRIBUTION OF CONTRACTS



Under a distribution agreement between AXA Distributors, LLC, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid AXA Distributors, LLC, distribution fees of $429,871,011 for 2003, $228,077,343 for 2002 and $219,355,297 for 2001, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $84,547,116, $59,543,803 and $91,443,554, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account Nos. 45 and 49, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2003, 2002 and 2001. Equitable Life paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account Nos. 45 and 49, $562,696,578 in 2003, $536,113,253 in
2002 and $543,488,990 in 2001. Of these amounts, AXA Advisors retained $287,344,634, $283,213,274 and $277,057,837, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
INDEX TO FINANCIAL STATEMENTS

Report of Independent Auditors...........................................   FS-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003...............   FS-3
   Statements of Operations for the Year Ended December 31, 2003.........  FS-15
   Statements of Changes in Net Assets for the Years Ended
        December 31, 2003 and 2002........................................ FS-21
   Notes to Financial Statements.......................................... FS-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors.............................................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002.................  F-2
Consolidated Statements of Earnings, Years Ended December 31, 2003,
        2002 and 2001......................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
        Years Ended December 31, 2003, 2002 and 2001.......................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2003,
        2002 and 2001......................................................  F-5
   Notes to Consolidated Financial Statements..............................  F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                    AXA Moderate    AXA Premier VIP    AXA Premier VIP
                                                     Allocation    Aggressive Equity      Core Bond
                                                   -------------- ------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $413,717,540      $61,667,654        $52,865,629
Receivable for The Trusts shares sold ............        62,107           10,603                 --
Receivable for policy-related transactions .......            --               --             67,339
                                                    ------------      -----------        -----------
  Total assets ...................................   413,779,647       61,678,257         52,932,968
                                                    ------------      -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --               --             67,339
Payable for policy-related transactions ..........        60,547           10,603                 --
                                                    ------------      -----------        -----------
Total liabilities ................................        60,547           10,603             67,339
Net assets .......................................  $413,719,100      $61,667,654        $52,865,629
                                                    ============      ===========        ===========
Net Assets:

Accumulation Units ...............................  $411,416,773      $61,617,867        $52,844,408
Retained by Equitable Life in Separate Account
 No. 45 ..........................................     2,302,327           49,787             21,221
                                                    ------------      -----------        -----------
Total net assets .................................  $413,719,100      $61,667,654        $52,865,629
                                                    ============      ===========        ===========
Investments in shares of The Trusts, at cost .....  $376,566,193      $89,441,402        $52,358,614
The Trusts shares held
 Class A .........................................     2,855,126          885,006                 --
 Class B .........................................    25,563,523        1,880,903          5,079,779


                                                                                                               AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP     Large Cap Core
                                                      Health Care        High Yield     International Equity       Equity
                                                   ----------------- ----------------- ---------------------- ----------------
Assets:

Investment in shares of The Trusts, at fair value     $13,110,577       $106,181,511         $14,701,886         $9,923,936
Receivable for The Trusts shares sold ............            978             90,315                  --                272
Receivable for policy-related transactions .......             --                 --              19,045                 --
                                                      -----------       ------------         -----------         ----------
  Total assets ...................................     13,111,555        106,271,826          14,720,931          9,924,208
                                                      -----------       ------------         -----------         ----------
Liabilities:
Payable for The Trusts shares purchased ..........             --                 --              19,045                 --
Payable for policy-related transactions ..........            978             90,315                  --                272
                                                      -----------       ------------         -----------         ----------
Total liabilities ................................            978             90,315              19,045                272
Net assets .......................................    $13,110,577       $106,181,511         $14,701,886         $9,923,936
                                                      ===========       ============         ===========         ==========
Net Assets:

Accumulation Units ...............................    $13,030,036       $106,068,628         $14,628,875         $9,823,406
Retained by Equitable Life in Separate Account
 No. 45 ..........................................         80,541            112,883              73,011            100,530
                                                      -----------       ------------         -----------         ----------
Total net assets .................................    $13,110,577       $106,181,511         $14,701,886         $9,923,936
                                                      ===========       ============         ===========         ==========
Investments in shares of The Trusts, at cost .....    $11,447,620       $120,105,179         $12,606,760         $8,888,456
The Trusts shares held
 Class A .........................................             --            703,594                  --                 --
 Class B .........................................      1,289,715         18,270,318           1,389,652          1,003,134

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                          AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                         Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                        ------------------ ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....     $15,563,281       $16,013,568          $23,986,645
Receivable for The Trusts shares sold .................           6,510               540                1,221
Receivable for policy-related transactions ............              --                --                   --
                                                            -----------       -----------          -----------
  Total assets ........................................      15,569,791        16,014,108           23,987,866
                                                            -----------       -----------          -----------
Liabilities:
Payable for The Trusts shares purchased ...............              --                --                   --
Payable for policy-related transactions ...............           6,510               540                1,221
                                                            -----------       -----------          -----------
  Total liabilities ...................................           6,510               540                1,221
Net assets ............................................     $15,563,281       $16,013,568          $23,986,645
                                                            ===========       ===========          ===========
Net Assets:

Accumulation Units ....................................     $15,490,773       $15,952,270          $23,919,909
Retained by Equitable Life in Separate Account
 No. 45 ...............................................          72,508            61,298               66,736
                                                            -----------       -----------          -----------
Total net assets ......................................     $15,563,281       $16,013,568          $23,986,645
                                                            ===========       ===========          ===========
Investments in shares of The Trusts, at cost ..........     $13,687,010       $14,401,571          $20,796,183
The Trusts shares held
 Class A ..............................................              --                --                   --
 Class B ..............................................       1,731,975         1,558,032            2,755,602

                                                           AXA Premier VIP     AXA Premier VIP    EQ/Alliance      EQ/Alliance
                                                         Small/Mid Cap Value      Technology     Common Stock   Growth and Income
                                                        --------------------- ----------------- -------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value .....      $25,452,935          $9,421,473     $657,659,080     $462,973,352
Receivable for The Trusts shares sold .................            4,894                  --          141,831           98,071
Receivable for policy-related transactions ............               --               9,989               --               --
                                                             -----------          ----------     ------------     ------------
  Total assets ........................................       25,457,829           9,431,462      657,800,911      463,071,423
                                                             -----------          ----------     ------------     ------------
Liabilities:

Payable for The Trusts shares purchased ...............               --               9,989               --               --
Payable for policy-related transactions ...............            4,894                  --          151,603           98,070
                                                             -----------          ----------     ------------     ------------
  Total liabilities ...................................            4,894               9,989          151,603           98,070
Net assets ............................................      $25,452,935          $9,421,473     $657,649,308     $462,973,353
                                                             ===========          ==========     ============     ============
Net Assets:

Accumulation Units ....................................      $25,413,313          $9,351,821     $657,149,404     $462,833,933
Retained by Equitable Life in Separate Account
 No. 45 ...............................................           39,622              69,652          499,904          139,420
                                                             -----------          ----------     ------------     ------------
Total net assets ......................................      $25,452,935          $9,421,473     $657,649,308     $462,973,353
                                                             ===========          ==========     ============     ============
Investments in shares of The Trusts, at cost ..........      $21,491,445          $8,434,584     $893,010,556     $468,394,186
The Trusts shares held

 Class A ..............................................               --                  --        7,345,009        3,249,787
 Class B ..............................................        2,436,353           1,068,136       35,378,690       24,749,189

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                     EQ/Alliance
                                                     Intermediate
                                                      Government     EQ/Alliance      EQ/Alliance
                                                      Securities    International   Premier Growth
                                                   --------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value   $217,762,567    $155,814,012     $113,442,208
Receivable for The Trusts shares sold ............        87,388         178,947            3,654
Receivable for policy-related transactions .......            --              --               --
                                                    ------------    ------------     ------------
  Total assets ...................................   217,849,955     155,992,959      113,445,862
                                                    ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --               --
Payable for policy-related transactions ..........        87,388         178,325            3,654
                                                    ------------    ------------     ------------
  Total liabilities ..............................        87,388         178,325            3,654
Net assets .......................................  $217,762,567    $155,814,634     $113,442,208
                                                    ============    ============     ============
Net Assets:

Accumulation Units ...............................  $217,688,421    $155,612,921     $112,705,082
Retained by Equitable Life in Separate Account
 No. 45 ..........................................        74,146         201,713          737,126
                                                    ------------    ------------     ------------
Total net assets .................................  $217,762,567    $155,814,634     $113,442,208
                                                    ============    ============     ============
Investments in shares of The Trusts, at cost .....  $216,821,661    $124,344,423     $171,289,132
The Trusts shares held
 Class A .........................................       879,212       2,262,253               --
 Class B .........................................    20,778,395      14,113,209       18,293,214



                                                     EQ/Alliance      EQ/Alliance        EQ/Bernstein          EQ/Calvert
                                                    Quality Bond   Small Cap Growth   Diversified Value   Socially Responsible
                                                   -------------- ------------------ ------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value   $23,487,547      $117,734,997        $147,543,836           $918,429
Receivable for The Trusts shares sold ............       95,436                --             188,304                 --
Receivable for policy-related transactions .......           --           261,107                  --                211
                                                    -----------      ------------        ------------           --------
  Total assets ...................................   23,582,983       117,996,104         147,732,140            918,640
                                                    -----------      ------------        ------------           --------
Liabilities:

Payable for The Trusts shares purchased ..........           --           261,107                  --                210
Payable for policy-related transactions ..........       95,413                --             188,304                 --
                                                    -----------      ------------        ------------           --------
  Total liabilities ..............................       95,413           261,107             188,304                210
Net assets .......................................  $23,487,570      $117,734,997        $147,543,836           $918,430
                                                    ===========      ============        ============           ========
Net Assets:

Accumulation Units ...............................  $23,460,602      $117,677,856        $147,388,546           $896,995
Retained by Equitable Life in Separate Account
 No. 45 ..........................................       26,968            57,141             155,290             21,435
                                                    -----------      ------------        ------------           --------
Total net assets .................................  $23,487,570      $117,734,997        $147,543,836           $918,430
                                                    ===========      ============        ============           ========
Investments in shares of The Trusts, at cost .....  $23,513,965      $123,335,136        $135,661,782           $775,406
The Trusts shares held
 Class A .........................................           --           450,725                  --                 --
 Class B .........................................    2,304,705         8,932,182          11,564,493            122,079

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                               EQ/Capital             EQ/Capital           EQ/Capital
                                                         Guardian International   Guardian Research   Guardian U.S. Equity
                                                        ------------------------ ------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....        $7,762,737            $75,120,115           $38,693,144
Receivable for The Trusts shares sold .................                --                 75,974                    --
Receivable for policy-related transactions ............            36,021                     --                20,791
                                                               ----------            -----------           -----------
  Total assets ........................................         7,798,758             75,196,089            38,713,935
                                                               ----------            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............            36,021                     --                20,791
Payable for policy-related transactions ...............                --                 75,974                    --
                                                               ----------            -----------           -----------
  Total liabilities ...................................            36,021                 75,974                20,791
Net assets ............................................        $7,762,737            $75,120,115           $38,693,144
                                                               ==========            ===========           ===========
Net Assets:

Accumulation Units ....................................        $7,655,831            $74,734,640           $38,585,314
Retained by Equitable Life in Separate Account
 No. 45 ...............................................           106,906                385,475               107,830
                                                               ----------            -----------           -----------
Total net assets ......................................        $7,762,737            $75,120,115           $38,693,144
                                                               ==========            ===========           ===========
Investments in shares of The Trusts, at cost ..........        $6,546,200            $61,634,386           $30,971,927
The Trusts shares held
 Class A ..............................................                --                     --                    --
 Class B ..............................................           805,007              6,979,967             3,660,056


                                                          EQ/Emerging
                                                         Markets Equity   EQ/Equity 500 Index   EQ/Evergreen Omega   EQ/FI Mid Cap
                                                        ---------------- --------------------- -------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....    $43,900,179        $166,538,434          $9,382,783       $73,655,432
Receivable for The Trusts shares sold .................         86,453             158,776                  25                --
Receivable for policy-related transactions ............             --                  --                 376           158,139
                                                           -----------        ------------          ----------       -----------
  Total assets ........................................     43,986,632         166,697,210           9,383,184        73,813,571
                                                           -----------        ------------          ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...............             --                  --                  --           158,626
Payable for policy-related transactions ...............         86,453             158,782                  --                --
                                                           -----------        ------------          ----------       -----------
  Total liabilities ...................................         86,453             158,782                  --           158,626
Net assets ............................................    $43,900,179        $166,538,428          $9,383,184       $73,654,945
                                                           ===========        ============          ==========       ===========
Net Assets:

Accumulation Units ....................................    $43,647,000        $166,206,400          $9,300,339       $73,326,021
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        253,179             332,028              82,845           328,924
                                                           -----------        ------------          ----------       -----------
Total net assets ......................................    $43,900,179        $166,538,428          $9,383,184       $73,654,945
                                                           ===========        ============          ==========       ===========
Investments in shares of The Trusts, at cost ..........    $34,794,119        $189,934,908          $8,610,692       $59,512,530
The Trusts shares held
 Class A ..............................................             --                  --                  --                --
 Class B ..............................................      5,362,112           7,826,968           1,118,617         7,258,263

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                          EQ/FI Small/Mid  EQ/J.P. Morgan  EQ/Janus Large      EQ/Lazard
                                                              Cap Value     Core Bond       Cap Growth      Small Cap Value
                                                        --------------------------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....   $150,616,470      $48,379,224      $23,012,558      $35,012,578
Receivable for The Trusts shares sold .................         61,216               --           12,067          397,857
Receivable for policy-related transactions ............             --              985               --               --
                                                          ------------      -----------      -----------      -----------
  Total assets ........................................    150,677,686       48,380,209       23,024,625       35,410,435
                                                          ------------      -----------      -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ...............             --            1,236               --               --
Payable for policy-related transactions ...............         61,216               --           12,067          398,078
                                                          ------------      -----------      -----------      -----------
  Total liabilities ...................................         61,216            1,236           12,067          398,078
Net assets ............................................   $150,616,470      $48,378,973      $23,012,558      $35,012,357
                                                          ============      ===========      ===========      ===========
Net Assets:

Accumulation Units ....................................   $150,514,764      $48,362,513      $22,936,719      $34,938,470
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        101,706           16,460           75,839           73,887
                                                          ------------      -----------      -----------      -----------
Total net assets ......................................   $150,616,470      $48,378,973      $23,012,558      $35,012,357
                                                          ============      ===========      ===========      ===========
Investments in shares of The Trusts, at cost ..........   $131,232,886      $49,333,437      $24,341,724      $28,822,730
The Trusts shares held
 Class A ..............................................             --               --               --               --
 Class B ..............................................     11,518,044        4,326,231        4,044,590        2,632,648



                                                                                 EQ/Mercury            EQ/Mercury
                                                          EQ/Marsico Focus   Basic Value Equity    International Value
                                                         ------------------ --------------------  --------------------
Assets:
Investment in shares of The Trusts, at fair value .....      $58,086,725        $176,608,433           $50,956,959
Receivable for The Trusts shares sold .................           14,625              31,009                    --
Receivable for policy-related transactions ............               --                  --                81,536
                                                             -----------        ------------           -----------
  Total assets ........................................       58,101,350         176,639,442            51,038,495
                                                             -----------        ------------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............               --                  --                81,536
Payable for policy-related transactions ...............           14,625              31,009                    --
                                                             -----------        ------------           -----------
  Total liabilities ...................................           14,625              31,009                81,536
Net assets ............................................      $58,086,725        $176,608,433           $50,956,959
                                                             ===========        ============           ===========
Net Assets:

Accumulation Units ....................................      $55,413,393        $176,209,497           $50,907,339
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        2,673,332             398,936                49,620
                                                             -----------        ------------           -----------
Total net assets ......................................      $58,086,725        $176,608,433           $50,956,959
                                                             ===========        ============           ===========
Investments in shares of The Trusts, at cost ..........      $48,691,880        $159,507,832           $48,476,273
The Trusts shares held
 Class A ..............................................               --                  --                    --
 Class B ..............................................        4,400,401          11,983,873             4,690,370

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                     EQ/MFS Emerging        EQ/MFS
                                                    Growth Companies   Investors Trust   EQ/Money Market
                                                   ------------------ ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $121,860,795       $16,064,192       $174,458,463
Receivable for The Trusts shares sold ............          13,693             2,288                 --
Receivable for policy-related transactions .......              --                --             81,543
                                                      ------------       -----------       ------------
  Total assets ...................................     121,874,488        16,066,480        174,540,006
                                                      ------------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                --             81,543
Payable for policy-related transactions ..........          13,699             2,289                 --
                                                      ------------       -----------       ------------
  Total liabilities ..............................          13,699             2,289             81,543
Net assets .......................................    $121,860,789       $16,064,191       $174,458,463
                                                      ============       ===========       ============
Net Assets:

Accumulation Units ...............................    $121,716,839       $15,935,800       $174,352,983
Retained by Equitable Life in Separate Account
 No. 45 ..........................................         143,950           128,391            105,480
                                                      ------------       -----------       ------------
Total net assets .................................    $121,860,789       $16,064,191       $174,458,463
                                                      ============       ===========       ============
Investments in shares of The Trusts, at cost .....    $212,360,044       $17,647,186       $175,711,419
The Trusts shares held
 Class A .........................................              --                --          1,287,729
 Class B .........................................      10,472,031         1,879,226         15,624,126

                                                          EQ/Putnam          EQ/Putnam       EQ/Small
                                                    Growth & Income Value     Voyager     Company Index   EQ/Technology
                                                   ----------------------- ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value        $43,568,525        $1,354,129     $32,345,230    $44,476,643
Receivable for The Trusts shares sold ............           133,480                --              --         66,283
Receivable for policy-related transactions .......                --               412          19,544             --
                                                         -----------        ----------     -----------    -----------
  Total assets ...................................        43,702,005         1,354,541      32,364,774     44,542,926
                                                         -----------        ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........                --                --          19,545             --
Payable for policy-related transactions ..........           126,149                --              --         66,283
                                                         -----------        ----------     -----------    -----------
  Total liabilities ..............................           126,149                --          19,545         66,283
Net assets .......................................       $43,575,856        $1,354,541     $32,345,229    $44,476,643
                                                         ===========        ==========     ===========    ===========
Net Assets:

Accumulation Units ...............................       $43,575,856        $1,334,877     $32,225,986    $44,034,174
Retained by Equitable Life in Separate Account
 No. 45 ..........................................                --            19,664         119,243        442,469
                                                         -----------        ----------     -----------    -----------
Total net assets .................................       $43,575,856        $1,354,541     $32,345,229    $44,476,643
                                                         ===========        ==========     ===========    ===========
Investments in shares of The Trusts, at cost .....       $44,342,489        $1,188,530     $28,512,581    $46,424,409
The Trusts shares held
 Class A .........................................                --                --              --            542
 Class B .........................................         3,870,450           114,118       3,090,551     10,377,447

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                    Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                   ------------------   -----------------   --------------------------
AXA Moderate Allocation ........................     Class A 1.15%           $ 44.75                     909
AXA Moderate Allocation ........................     Class B 0.50%           $ 48.11                       1
AXA Moderate Allocation ........................     Class B 1.15%           $ 42.78                   1,263
AXA Moderate Allocation ........................     Class B 1.35%           $ 41.25                   3,674
AXA Moderate Allocation ........................     Class B 1.55%           $ 39.77                   2,668
AXA Moderate Allocation ........................     Class B 1.60%           $ 39.41                   1,489
AXA Moderate Allocation ........................     Class B 1.70%           $ 38.70                       9

AXA Premier VIP Aggressive Equity ..............     Class A 1.15%           $ 51.45                     387
AXA Premier VIP Aggressive Equity ..............     Class B 0.50%           $ 56.83                      --
AXA Premier VIP Aggressive Equity ..............     Class B 1.15%           $ 50.53                     297
AXA Premier VIP Aggressive Equity ..............     Class B 1.35%           $ 48.73                     375
AXA Premier VIP Aggressive Equity ..............     Class B 1.55%           $ 46.99                      99
AXA Premier VIP Aggressive Equity ..............     Class B 1.60%           $ 46.56                      79
AXA Premier VIP Aggressive Equity ..............     Class B 1.70%           $ 45.72                       2

AXA Premier VIP Core Bond ......................     Class B 0.50%           $ 11.11                       1
AXA Premier VIP Core Bond ......................     Class B 1.15%           $ 10.97                     570
AXA Premier VIP Core Bond ......................     Class B 1.35%           $ 10.92                   1,242
AXA Premier VIP Core Bond ......................     Class B 1.55%           $ 10.88                   1,778
AXA Premier VIP Core Bond ......................     Class B 1.60%           $ 10.87                   1,240
AXA Premier VIP Core Bond ......................     Class B 1.70%           $ 10.84                      19

AXA Premier VIP Health Care ....................     Class B 0.50%           $ 10.16                      --
AXA Premier VIP Health Care ....................     Class B 1.15%           $ 10.02                     234
AXA Premier VIP Health Care ....................     Class B 1.35%           $  9.98                     378
AXA Premier VIP Health Care ....................     Class B 1.55%           $  9.94                     420
AXA Premier VIP Health Care ....................     Class B 1.60%           $  9.93                     265
AXA Premier VIP Health Care ....................     Class B 1.70%           $  9.91                      11

AXA Premier VIP High Yield .....................     Class A 1.15%           $ 28.97                     131
AXA Premier VIP High Yield .....................     Class B 0.50%           $ 31.80                       2
AXA Premier VIP High Yield .....................     Class B 1.15%           $ 28.44                     583
AXA Premier VIP High Yield .....................     Class B 1.35%           $ 27.48                   1,384
AXA Premier VIP High Yield .....................     Class B 1.55%           $ 26.55                   1,144
AXA Premier VIP High Yield .....................     Class B 1.60%           $ 26.32                     634
AXA Premier VIP High Yield .....................     Class B 1.70%           $ 25.87                      20

AXA Premier VIP International Equity ...........     Class B 0.50%           $ 10.52                      --
AXA Premier VIP International Equity ...........     Class B 1.15%           $ 10.39                     212
AXA Premier VIP International Equity ...........     Class B 1.35%           $ 10.34                     377
AXA Premier VIP International Equity ...........     Class B 1.55%           $ 10.30                     456
AXA Premier VIP International Equity ...........     Class B 1.60%           $ 10.29                     371
AXA Premier VIP International Equity ...........     Class B 1.70%           $ 10.27                       1

AXA Premier VIP Large Cap Core Equity ..........     Class B 0.50%           $  9.83                       1
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.15%           $  9.70                     133
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.35%           $  9.66                     230
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.55%           $  9.62                     403
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.60%           $  9.61                     249
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.70%           $  9.59                       3

AXA Premier VIP Large Cap Growth ...............     Class B 0.50%           $  8.90                       2
AXA Premier VIP Large Cap Growth ...............     Class B 1.15%           $  8.78                     251
AXA Premier VIP Large Cap Growth ...............     Class B 1.35%           $  8.74                     410
AXA Premier VIP Large Cap Growth ...............     Class B 1.55%           $  8.71                     701
AXA Premier VIP Large Cap Growth ...............     Class B 1.60%           $  8.70                     385
AXA Premier VIP Large Cap Growth ...............     Class B 1.70%           $  8.68                      27

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Value ........................     Class B 0.50%          $  10.40                      --
AXA Premier VIP Large Cap Value ........................     Class B 1.15%          $  10.27                     232
AXA Premier VIP Large Cap Value ........................     Class B 1.35%          $  10.23                     429
AXA Premier VIP Large Cap Value ........................     Class B 1.55%          $  10.18                     560
AXA Premier VIP Large Cap Value ........................     Class B 1.60%          $  10.17                     297
AXA Premier VIP Large Cap Value ........................     Class B 1.70%          $  10.15                      45

AXA Premier VIP Small/Mid Cap Growth ...................     Class B 0.50%          $   8.72                       1
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.15%          $   8.61                     384
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.35%          $   8.58                     761
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.55%          $   8.54                   1,103
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.60%          $   8.53                     538
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.70%          $   8.52                       8

AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.50%          $  10.40                      --
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.15%          $  10.26                     402
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.35%          $  10.22                     765
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.55%          $  10.18                     827
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.60%          $  10.17                     467
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.70%          $  10.15                      30

AXA Premier VIP Technology .............................     Class B 0.50%          $   8.96                      --
AXA Premier VIP Technology .............................     Class B 1.15%          $   8.84                     207
AXA Premier VIP Technology .............................     Class B 1.35%          $   8.81                     278
AXA Premier VIP Technology .............................     Class B 1.55%          $   8.77                     284
AXA Premier VIP Technology .............................     Class B 1.60%          $   8.76                     281
AXA Premier VIP Technology .............................     Class B 1.70%          $   8.74                      14

EQ/Alliance Common Stock ...............................     Class A 1.15%          $ 227.59                     498
EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 268.33                       7
EQ/Alliance Common Stock ...............................     Class B 1.15%          $ 223.47                     639
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 211.19                   1,145
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 199.56                     489
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 196.75                     301
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 191.26                       4

EQ/Alliance Growth and Income ..........................     Class A 1.15%          $  26.48                   2,039
EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  27.85                       6
EQ/Alliance Growth and Income ..........................     Class B 1.15%          $  26.04                   2,666
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  25.51                   5,870
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  24.98                   5,025
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  24.85                   2,534
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  24.60                      39

EQ/Alliance Intermediate Government Securities .........     Class A 1.15%          $  19.35                     460
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.69                       4
EQ/Alliance Intermediate Government Securities .........     Class B 1.15%          $  19.03                     998
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.54                   2,993
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%          $  18.07                   4,546
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%          $  17.95                   2,818
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%          $  17.72                      84

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance International .................     Class A 1.15%           $ 11.82                   1,843
EQ/Alliance International .................     Class B 0.50%           $ 12.29                       5
EQ/Alliance International .................     Class B 1.15%           $ 11.61                   1,568
EQ/Alliance International .................     Class B 1.35%           $ 11.40                   4,111
EQ/Alliance International .................     Class B 1.55%           $ 11.20                   4,195
EQ/Alliance International .................     Class B 1.60%           $ 11.15                   1,928
EQ/Alliance International .................     Class B 1.70%           $ 11.05                      20

EQ/Alliance Premier Growth ................     Class B 0.50%           $  6.12                       1
EQ/Alliance Premier Growth ................     Class B 1.15%           $  5.93                   1,663
EQ/Alliance Premier Growth ................     Class B 1.35%           $  5.88                   7,382
EQ/Alliance Premier Growth ................     Class B 1.55%           $  5.82                   6,234
EQ/Alliance Premier Growth ................     Class B 1.60%           $  5.81                   3,962
EQ/Alliance Premier Growth ................     Class B 1.70%           $  5.78                      24

EQ/Alliance Quality Bond ..................     Class B 0.50%           $ 16.96                       6
EQ/Alliance Quality Bond ..................     Class B 1.15%           $ 15.86                     292
EQ/Alliance Quality Bond ..................     Class B 1.35%           $ 15.53                     434
EQ/Alliance Quality Bond ..................     Class B 1.55%           $ 15.21                     495
EQ/Alliance Quality Bond ..................     Class B 1.60%           $ 15.13                     282
EQ/Alliance Quality Bond ..................     Class B 1.70%           $ 14.97                      14

EQ/Alliance Small Cap Growth ..............     Class A 1.15%           $ 14.06                     402
EQ/Alliance Small Cap Growth ..............     Class B 0.50%           $ 14.47                       4
EQ/Alliance Small Cap Growth ..............     Class B 1.15%           $ 13.85                   1,510
EQ/Alliance Small Cap Growth ..............     Class B 1.35%           $ 13.66                   2,001
EQ/Alliance Small Cap Growth ..............     Class B 1.55%           $ 13.48                   3,346
EQ/Alliance Small Cap Growth ..............     Class B 1.60%           $ 13.43                   1,362
EQ/Alliance Small Cap Growth ..............     Class B 1.70%           $ 13.34                      25

EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 13.56                       6
EQ/Bernstein Diversified Value ............     Class B 1.15%           $ 13.03                   2,775
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 12.88                   3,362
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 12.72                   3,447
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 12.68                   1,839
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 12.60                      54

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.25                      --
EQ/Calvert Socially Responsible ...........     Class B 1.15%           $  8.01                      10
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  7.94                      39
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  7.87                      38
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  7.86                      25
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.82                       1

EQ/Capital Guardian International .........     Class B 0.50%           $  9.92                      --
EQ/Capital Guardian International .........     Class B 1.15%           $  9.62                     144
EQ/Capital Guardian International .........     Class B 1.35%           $  9.53                     279
EQ/Capital Guardian International .........     Class B 1.55%           $  9.44                     238
EQ/Capital Guardian International .........     Class B 1.60%           $  9.42                     146
EQ/Capital Guardian International .........     Class B 1.70%           $  9.38                      --

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 10.76                      --
EQ/Capital Guardian Research ..............     Class B 1.15%           $ 10.43                   1,625
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 10.33                   3,037
EQ/Capital Guardian Research ..............     Class B 1.55%           $ 10.23                   1,685
EQ/Capital Guardian Research ..............     Class B 1.60%           $ 10.21                     896
EQ/Capital Guardian Research ..............     Class B 1.70%           $ 10.16                      --

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 10.71                      17
EQ/Capital Guardian U.S. Equity .........     Class B 1.15%           $ 10.39                     562
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 10.29                   1,043
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.19                   1,359
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.17                     770
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.12                      16

EQ/Emerging Markets Equity ..............     Class B 0.50%           $  9.21                      11
EQ/Emerging Markets Equity ..............     Class B 1.15%           $  8.84                     859
EQ/Emerging Markets Equity ..............     Class B 1.35%           $  8.72                   1,871
EQ/Emerging Markets Equity ..............     Class B 1.55%           $  8.61                   1,439
EQ/Emerging Markets Equity ..............     Class B 1.60%           $  8.58                     837
EQ/Emerging Markets Equity ..............     Class B 1.70%           $  8.53                       6

EQ/Equity 500 Index .....................     Class B 0.50%           $ 25.65                      62
EQ/Equity 500 Index .....................     Class B 1.15%           $ 24.04                     994
EQ/Equity 500 Index .....................     Class B 1.35%           $ 23.57                   3,443
EQ/Equity 500 Index .....................     Class B 1.55%           $ 23.10                   1,538
EQ/Equity 500 Index .....................     Class B 1.60%           $ 22.99                   1,030
EQ/Equity 500 Index .....................     Class B 1.70%           $ 22.76                      16

EQ/Evergreen Omega ......................     Class B 0.50%           $  8.23                      --
EQ/Evergreen Omega ......................     Class B 1.15%           $  7.97                     198
EQ/Evergreen Omega ......................     Class B 1.35%           $  7.89                     286
EQ/Evergreen Omega ......................     Class B 1.55%           $  7.81                     514
EQ/Evergreen Omega ......................     Class B 1.60%           $  7.79                     184
EQ/Evergreen Omega ......................     Class B 1.70%           $  7.75                       2

EQ/FI Mid Cap ...........................     Class B 0.50%           $ 10.01                     576
EQ/FI Mid Cap ...........................     Class B 1.15%           $  9.80                     677
EQ/FI Mid Cap ...........................     Class B 1.35%           $  9.73                   1,435
EQ/FI Mid Cap ...........................     Class B 1.55%           $  9.67                   3,156
EQ/FI Mid Cap ...........................     Class B 1.60%           $  9.65                   1,665
EQ/FI Mid Cap ...........................     Class B 1.70%           $  9.62                      41

EQ/FI Small/Mid Cap Value ...............     Class B 0.50%           $ 13.12                     407
EQ/FI Small/Mid Cap Value ...............     Class B 1.15%           $ 12.56                   2,302
EQ/FI Small/Mid Cap Value ...............     Class B 1.35%           $ 12.39                   2,709
EQ/FI Small/Mid Cap Value ...............     Class B 1.55%           $ 12.22                   4,738
EQ/FI Small/Mid Cap Value ...............     Class B 1.60%           $ 12.18                   2,005
EQ/FI Small/Mid Cap Value ...............     Class B 1.70%           $ 12.10                      31

EQ/J.P. Morgan Core Bond ................     Class B 0.50%           $ 14.19                       1
EQ/J.P. Morgan Core Bond ................     Class B 1.15%           $ 13.64                     618
EQ/J.P. Morgan Core Bond ................     Class B 1.35%           $ 13.48                     985
EQ/J.P. Morgan Core Bond ................     Class B 1.55%           $ 13.32                   1,191
EQ/J.P. Morgan Core Bond ................     Class B 1.60%           $ 13.28                     804
EQ/J.P. Morgan Core Bond ................     Class B 1.70%           $ 13.20                       7

EQ/Janus Large Cap Growth ...............     Class B 0.50%           $  5.60                      11
EQ/Janus Large Cap Growth ...............     Class B 1.15%           $  5.48                     187
EQ/Janus Large Cap Growth ...............     Class B 1.35%           $  5.44                     566
EQ/Janus Large Cap Growth ...............     Class B 1.55%           $  5.41                   2,241
EQ/Janus Large Cap Growth ...............     Class B 1.60%           $  5.40                   1,206
EQ/Janus Large Cap Growth ...............     Class B 1.70%           $  5.38                      27

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Lazard Small Cap Value ................     Class B 0.50%           $ 15.15                      16
EQ/Lazard Small Cap Value ................     Class B 1.15%           $ 14.57                     495
EQ/Lazard Small Cap Value ................     Class B 1.35%           $ 14.39                     840
EQ/Lazard Small Cap Value ................     Class B 1.55%           $ 14.22                     707
EQ/Lazard Small Cap Value ................     Class B 1.60%           $ 14.17                     370
EQ/Lazard Small Cap Value ................     Class B 1.70%           $ 14.09                       7

EQ/Marsico Focus .........................     Class B 0.50%           $ 13.06                       3
EQ/Marsico Focus .........................     Class B 1.15%           $ 12.86                     778
EQ/Marsico Focus .........................     Class B 1.35%           $ 12.80                   1,522
EQ/Marsico Focus .........................     Class B 1.55%           $ 12.74                   1,331
EQ/Marsico Focus .........................     Class B 1.60%           $ 12.72                     685
EQ/Marsico Focus .........................     Class B 1.70%           $ 12.69                      16

EQ/Mercury Basic Value Equity ............     Class B 0.50%           $ 19.38                     187
EQ/Mercury Basic Value Equity ............     Class B 1.15%           $ 18.55                   2,009
EQ/Mercury Basic Value Equity ............     Class B 1.35%           $ 18.30                   3,348
EQ/Mercury Basic Value Equity ............     Class B 1.55%           $ 18.05                   2,784
EQ/Mercury Basic Value Equity ............     Class B 1.60%           $ 17.99                   1,296
EQ/Mercury Basic Value Equity ............     Class B 1.70%           $ 17.87                      25

EQ/Mercury International Value ...........     Class B 0.50%           $ 14.90                      --
EQ/Mercury International Value ...........     Class B 1.15%           $ 14.27                     839
EQ/Mercury International Value ...........     Class B 1.35%           $ 14.08                   1,181
EQ/Mercury International Value ...........     Class B 1.55%           $ 13.89                   1,114
EQ/Mercury International Value ...........     Class B 1.60%           $ 13.84                     487
EQ/Mercury International Value ...........     Class B 1.70%           $ 13.75                       6

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 12.58                      --
EQ/MFS Emerging Growth Companies .........     Class B 1.15%           $ 12.04                   1,952
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 11.88                   5,082
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 11.72                   1,886
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 11.68                   1,345
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 11.60                       5

EQ/MFS Investors Trust ...................     Class B 0.50%           $  8.53                      21
EQ/MFS Investors Trust ...................     Class B 1.15%           $  8.25                     107
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.17                     715
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.09                     642
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.07                     474
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.03                      --

EQ/Money Market ..........................     Class A 1.15%           $ 30.12                     444
EQ/Money Market ..........................     Class B 0.00%           $ 38.46                      40
EQ/Money Market ..........................     Class B 0.50%           $ 34.36                       2
EQ/Money Market ..........................     Class B 1.15%           $ 29.66                     711
EQ/Money Market ..........................     Class B 1.35%           $ 28.34                   1,537
EQ/Money Market ..........................     Class B 1.55%           $ 27.08                   1,572
EQ/Money Market ..........................     Class B 1.60%           $ 26.78                   1,911
EQ/Money Market ..........................     Class B 1.70%           $ 26.17                      37

EQ/Putnam Growth & Income Value ..........     Class B 0.50%           $ 12.78                      --
EQ/Putnam Growth & Income Value ..........     Class B 1.15%           $ 12.23                   1,120
EQ/Putnam Growth & Income Value ..........     Class B 1.35%           $ 12.07                   1,530
EQ/Putnam Growth & Income Value ..........     Class B 1.55%           $ 11.90                     568
EQ/Putnam Growth & Income Value ..........     Class B 1.60%           $ 11.86                     377
EQ/Putnam Growth & Income Value ..........     Class B 1.70%           $ 11.78                      16

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003

                                    Contract charges     Unit Fair Value     Units Outstanding (000's)
                                   ------------------   -----------------   --------------------------
EQ/Putnam Voyager ..............     Class B 0.50%           $ 12.14                       1
EQ/Putnam Voyager ..............     Class B 1.15%           $ 11.62                      14
EQ/Putnam Voyager ..............     Class B 1.35%           $ 11.46                      20
EQ/Putnam Voyager ..............     Class B 1.55%           $ 11.31                      43
EQ/Putnam Voyager ..............     Class B 1.60%           $ 11.27                      39
EQ/Putnam Voyager ..............     Class B 1.70%           $ 11.20                      --

EQ/Small Company Index .........     Class B 0.50%           $ 13.02                       1
EQ/Small Company Index .........     Class B 1.15%           $ 12.51                     427
EQ/Small Company Index .........     Class B 1.35%           $ 12.36                   1,030
EQ/Small Company Index .........     Class B 1.55%           $ 12.21                     789
EQ/Small Company Index .........     Class B 1.60%           $ 12.18                     358
EQ/Small Company Index .........     Class B 1.70%           $ 12.10                      10

EQ/Technology ..................     Class B 0.50%           $  4.21                      29
EQ/Technology ..................     Class B 1.15%           $  4.11                   1,125
EQ/Technology ..................     Class B 1.35%           $  4.08                   2,070
EQ/Technology ..................     Class B 1.55%           $  4.05                   4,927
EQ/Technology ..................     Class B 1.60%           $  4.04                   2,698
EQ/Technology ..................     Class B 1.70%           $  4.02                       3

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         AXA
                                                       Moderate      AXA Premier VIP    AXA Premier VIP   AXA Premier VIP
                                                      Allocation    Aggressive Equity      Core Bond        Health Care
                                                   --------------- ------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  8,494,183                --        $1,717,269        $  115,142
 Expenses:
  Asset-based charges ............................     4,929,461           673,015           769,955           138,849
                                                    ------------           -------        ----------        ----------
Net Investment Income (Loss) .....................     3,564,723          (673,015)          947,314           (23,707)
                                                    ------------          --------        ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,539,054)       (6,856,968)          531,631          (191,156)
  Realized gain distribution from The Trusts .....            --                --               171               634
                                                    ------------        ----------        ----------        ----------
 Net realized gain (loss) ........................    (3,539,054)       (6,856,968)          531,802          (190,522)
                                                    ------------        ----------        ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    62,875,295        24,214,471          (384,059)        2,545,216
                                                    ------------        ----------        ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    59,336,241        17,357,503           147,743         2,354,694
                                                    ------------        ----------        ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 62,900,964      $ 16,684,488        $1,095,057        $2,330,987
                                                    ============      ============        ==========        ==========


                                                                                             AXA Premier VIP   AXA Premier VIP
                                                    AXA Premier VIP      AXA Premier VIP        Large Cap         Large Cap
                                                       High Yield     International Equity     Core Equity          Growth
                                                   ----------------- ---------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  5,037,802          $   66,871          $   11,137                --
 Expenses:
  Asset-based charges ............................      1,343,339             132,909              87,559           177,559
                                                     ------------          ----------          ----------           -------
Net Investment Income (Loss) .....................      3,694,463             (66,038)            (76,422)         (177,559)
                                                     ------------          ----------          ----------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (5,058,598)           (369,443)           (202,654)         (536,175)
  Realized gain distribution from The Trusts .....             --                  --                  --                --
                                                     ------------          ----------          ----------          --------
 Net realized gain (loss) ........................     (5,058,598)           (369,443)           (202,654)         (536,175)
                                                     ------------          ----------          ----------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     18,923,711           3,266,174           2,103,276         3,791,620
                                                     ------------          ----------          ----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     13,865,113           2,896,731           1,900,622         3,255,445
                                                     ------------          ----------          ----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 17,559,576          $2,830,693          $1,824,200        $3,077,886
                                                     ============          ==========          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                   AXA Premier    AXA Premier VIP   AXA Premier VIP
                                                  VIP Large Cap      Small/Mid         Small/Mid         AXA Premier VIP
                                                      Value          Cap Growth        Cap Value            Technology
                                                 --------------- ----------------- -----------------    -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................   $  271,127       $  251,158        $   61,239           $  229,747
 Expenses:
  Asset-based charges ..........................      191,011          237,177           256,952               66,416
                                                   ----------       ----------        ----------           ----------
Net Investment Income (Loss) ...................       80,116           13,981          (195,713)             163,331
                                                   ----------       ----------        ----------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........     (266,509)        (809,535)         (646,989)             (79,744)
  Realized gain distribution from The Trusts ...           --           33,380            71,889                   --
                                                   ----------       ----------        ----------           ----------
 Net realized gain (loss) ......................     (266,509)        (776,155)         (575,100)             (79,744)
                                                   ----------       ----------        ----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ................    3,684,822        6,143,992         6,903,314            1,564,938
                                                   ----------       ----------        ----------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    3,418,313        5,367,837         6,328,214            1,485,194
                                                   ----------       ----------        ----------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................   $3,498,429       $5,381,818        $6,132,501           $1,648,525
                                                   ==========       ==========        ==========           ==========



                                                                                          EQ/Alliance
                                                                                         Intermediate
                                                    EQ/Alliance    EQ/Alliance Growth     Government     EQ/Alliance
                                                   Common Stock        and Income         Securities    International
                                                 ---------------- -------------------- ---------------  --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................  $   7,341,596      $   4,515,071      $   8,620,773     $ 2,290,175
 Expenses:
  Asset-based charges ..........................      7,281,560          5,787,115          3,902,088       1,790,931
                                                  -------------      -------------      -------------     -----------
Net Investment Income (Loss) ...................         60,036         (1,272,044)         4,718,685         499,244
                                                  -------------      -------------      -------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........    (58,774,426)       (13,830,446)         2,945,524         (63,384)
  Realized gain distribution from The Trusts ...             --                 --             79,652              --
                                                  -------------      -------------      -------------     -----------
 Net realized gain (loss) ......................    (58,774,426)       (13,830,446)         3,025,176         (63,384)
                                                  -------------      -------------      -------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ................    274,101,044        121,093,065         (6,046,909)     38,486,473
                                                  -------------      -------------      -------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    215,326,618        107,262,619         (3,021,733)     38,423,089
                                                  -------------      -------------      -------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................  $ 215,386,654      $ 105,990,575      $   1,696,952     $38,922,333
                                                  =============      =============      =============     ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                    Premier Growth   Quality Bond   Small Cap Growth
                                                   ---------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................              --   $   612,016                --
 Expenses:
  Asset-based charges ............................       1,557,888       357,726         1,416,956
                                                         ---------   -----------         ---------
Net Investment Income (Loss) .....................      (1,557,888)      254,290        (1,416,956)
                                                        ----------   -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (17,223,943)      402,537        (3,983,201)
  Realized gain distribution from The Trusts .....              --        72,148                --
                                                       -----------   -----------        ----------
 Net realized gain (loss) ........................     (17,223,943)      474,685        (3,983,201)
                                                       -----------   -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      39,846,388      (261,941)       38,632,255
                                                       -----------   -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      22,622,445       212,744        34,649,054
                                                       -----------   -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   21,064,557   $   467,034      $ 33,232,098
                                                    ==============   ===========      ============


                                                                         EQ/Calvert     EQ/Capital     EQ/Capital
                                                       EQ/Bernstein       Socially       Guardian       Guardian
                                                    Diversified Value   Responsible   International     Research
                                                   ------------------- ------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  1,698,586              --      $   69,959    $   282,375
 Expenses:
  Asset-based charges ............................       1,785,806          10,460          59,931        926,893
                                                      ------------          ------      ----------    -----------
Net Investment Income (Loss) .....................         (87,220)        (10,460)         10,029       (644,518)
                                                      ------------         -------      ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,003,337)        (76,649)          6,621       (456,283)
  Realized gain distribution from The Trusts .....              --              --              --             --
                                                      ------------         -------      ----------    -----------
 Net realized gain (loss) ........................      (1,003,337)        (76,649)          6,621       (456,283)
                                                      ------------         -------      ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      32,364,193         250,391       1,358,126     18,614,165
                                                      ------------         -------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      31,360,856         173,742       1,364,747     18,157,882
                                                      ------------         -------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 31,273,636       $ 163,282      $1,374,776    $17,513,364
                                                      ============       =========      ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003



                                                    EQ/Capital Guardian    EQ/Emerging      EQ/Equity     EQ/Evergreen
                                                        U.S. Equity      Markets Equity     500 Index         Omega
                                                   -------------------- ---------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   93,202        $    264,615    $  1,850,215             --
 Expenses:
  Asset-based charges ............................         423,582             459,946       2,042,083         89,644
                                                        ----------        ------------    ------------         ------
Net Investment Income (Loss) .....................        (330,380)           (195,331)       (191,868)       (89,644)
                                                        ----------        ------------    ------------        -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (209,100)         (1,003,760)     (7,517,147)      (294,646)
  Realized gain distribution from The Trusts .....              --                  --              --             --
                                                        ----------        ------------    ------------       --------
 Net realized gain (loss) ........................        (209,100)         (1,003,760)     (7,517,147)      (294,646)
                                                        ----------        ------------    ------------       --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       9,321,553          16,009,260      42,306,361      2,284,943
                                                        ----------        ------------    ------------      ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       9,112,453          15,005,500      34,789,214      1,990,297
                                                        ----------        ------------    ------------      ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $8,782,073        $ 14,810,170    $ 34,597,346     $1,900,653
                                                        ==========        ============    ============     ==========



                                                                     EQ/FI Small/Mid   EQ/J.P. Morgan    EQ/Janus Large
                                                     EQ/FI Mid Cap      Cap Value         Core Bond        Cap Growth
                                                    --------------- ----------------- ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................             --     $    484,125       $1,656,321                 --
 Expenses:
  Asset-based charges ............................        770,648        1,831,867          795,605            329,919
                                                          -------     ------------       ----------            -------
Net Investment Income (Loss) .....................       (770,648)      (1,347,742)         860,716           (329,919)
                                                         --------     ------------       ----------           --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (949,693)        (858,325)         443,947         (2,411,018)
  Realized gain distribution from The Trusts .....             --               --               --                 --
                                                         --------     ------------       ----------         ----------
 Net realized gain (loss) ........................       (949,693)        (858,325)         443,947         (2,411,018)
                                                         --------     ------------       ----------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     21,936,773       39,030,860         (555,970)         7,394,159
                                                       ----------     ------------       ----------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     20,987,080       38,172,535         (112,023)         4,983,141
                                                       ----------     ------------       ----------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $20,216,432     $ 36,824,793       $  748,693      $   4,653,222
                                                      ===========     ============       ==========      =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                             EQ/Mercury
                                                    EQ/Lazard Small                      EQ/Mercury Basic   International
                                                       Cap Value      EQ/Marsico Focus     Value Equity         Value
                                                   ----------------- ------------------ ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  256,135                 --        $    795,372      $ 1,013,932
 Expenses:
  Asset-based charges ............................       350,634            548,973           2,118,027          629,093
                                                      ----------            -------        ------------      -----------
Net Investment Income (Loss) .....................       (94,499)          (548,973)         (1,322,655)         384,839
                                                      ----------           --------        ------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (558,830)           (16,369)         (3,721,875)        (495,377)
  Realized gain distribution from The Trusts .....        66,260                 --                  --               --
                                                      ----------           --------        ------------      -----------
 Net realized gain (loss) ........................      (492,570)           (16,369)         (3,721,875)        (495,377)
                                                      ----------           --------        ------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     9,046,887         11,012,954          45,620,616       11,078,962
                                                      ----------         ----------        ------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,554,317         10,996,585          41,898,741       10,583,585
                                                      ----------         ----------        ------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $8,459,818        $10,447,612        $ 40,576,086      $10,968,424
                                                      ==========        ===========        ============      ===========



                                                     EQ/MFS Emerging   EQ/MFS Investors      EQ/Money     EQ/Putnam Growth
                                                    Growth Companies         Trust            Market       & Income Value
                                                   ------------------ ------------------ --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................               --     $      87,200     $  1,208,354     $     527,847
 Expenses:
  Asset-based charges ............................        1,555,197           209,009        3,219,262           569,492
                                                          ---------     -------------     ------------     -------------
Net Investment Income (Loss) .....................       (1,555,197)         (121,809)      (2,010,908)          (41,645)
                                                         ----------     -------------     ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (16,102,976)       (1,159,995)      (1,442,515)       (1,980,936)
  Realized gain distribution from The Trusts .....               --                --               --                --
                                                        -----------     -------------     ------------     -------------
 Net realized gain (loss) ........................      (16,102,976)       (1,159,995)      (1,442,515)       (1,980,936)
                                                        -----------     -------------     ------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       45,115,972         3,967,510        1,588,295        11,110,041
                                                        -----------     -------------     ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       29,012,996         2,807,515          145,780         9,129,105
                                                        -----------     -------------     ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   27,457,799     $   2,685,706     $ (1,865,128)    $   9,087,460
                                                     ==============     =============     ============     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003



                                                            EQ/Putnam     EQ/Small
                                                             Voyager    Company Index  EQ/Technology
                                                           ---------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ............................   $   1,573     $   69,006             --
 Expenses:
  Asset-based charges ..................................      14,362        315,255        569,974
                                                           ---------     ----------        -------
Net Investment Income (Loss) ...........................     (12,789)      (246,249)      (569,974)
                                                           ---------     ----------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................      21,292       (556,494)    (7,970,428)
  Realized gain distribution from The Trusts ...........          --             --             --
                                                           ---------     ----------     ----------
 Net realized gain (loss) ..............................      21,292       (556,494)    (7,970,428)
                                                           ---------     ----------     ----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     199,491      9,051,175     21,910,582
                                                           ---------     ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     220,783      8,494,681     13,940,154
                                                           ---------     ----------     ----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................   $ 207,994     $8,248,432   $ 13,370,180
                                                           =========     ==========   ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Moderate
                                                                                    Allocation (g)
                                                                           ---------------------------------
                                                                                 2003             2002
                                                                           ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................   $  3,564,723     $  1,048,315
 Net realized gain (loss) on investments .................................     (3,539,054)     (32,165,923)
 Change in unrealized appreciation (depreciation) of investments .........     62,875,295       (8,921,169)
                                                                            -------------    -------------
 Net increase (decrease) in net assets from operations ...................     62,900,964      (40,038,777)
                                                                            -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................      4,206,405        9,432,169
  Transfers between funds including guaranteed interest
    account, net .........................................................      3,715,983      182,387,603
  Transfers for contract benefits and terminations .......................    (32,545,227)     (21,843,916)
  Contract maintenance charges ...........................................     (1,244,569)        (668,737)
                                                                            -------------    -------------
Net increase (decrease) in net assets from contractowners transactions ...    (25,867,408)     169,307,119
                                                                            -------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................          6,260        1,322,609
                                                                            -------------    -------------
Increase (Decrease) in Net Assets ........................................     37,039,815      130,590,951
Net Assets -- Beginning of Period ........................................    376,679,285      246,088,334
                                                                            -------------    -------------
Net Assets -- End of Period ..............................................   $413,719,000     $376,679,285
                                                                            =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................             79              756
 Redeemed ................................................................           (183)            (130)
                                                                            -------------    -------------
 Net Increase (Decrease) .................................................           (104)             626
                                                                            =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................            952            5,675
 Redeemed ................................................................         (1,556)          (1,645)
                                                                            -------------    -------------
 Net Increase (Decrease) .................................................           (605)           4,030
                                                                            =============    =============


                                                                                   AXA Premier VIP          AXA Premier VIP
                                                                                  Aggressive Equity          Core Bond (a)
                                                                           -------------------------------- ---------------
                                                                                 2003            2002             2003
                                                                           --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $   (673,015)   $     (841,470)  $    947,314
 Net realized gain (loss) on investments .................................    (6,856,968)      (14,289,985)       531,802
 Change in unrealized appreciation (depreciation) of investments .........    24,214,471        (8,935,073)      (384,059)
                                                                            ------------    --------------   ------------
 Net increase (decrease) in net assets from operations ...................    16,684,488       (24,066,528)     1,095,057
                                                                            ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................       729,300         1,733,549      1,160,323
  Transfers between funds including guaranteed interest
    account, net .........................................................    (1,147,348)       (9,253,205)     9,146,872
  Transfers for contract benefits and terminations .......................    (3,943,042)       (6,137,165)    (4,850,874)
  Contract maintenance charges ...........................................      (299,602)         (350,869)      (124,791)
                                                                            ------------    --------------   ------------
Net increase (decrease) in net assets from contractowners transactions ...    (4,660,692)      (14,007,690)     5,331,530
                                                                            ------------    --------------   ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         1,080             1,210         10,216
                                                                            ------------    --------------   ------------
Increase (Decrease) in Net Assets ........................................    12,024,876       (38,073,008)     6,436,803
Net Assets -- Beginning of Period ........................................    49,642,778        87,715,786     46,428,826
                                                                            ------------    --------------   ------------
Net Assets -- End of Period ..............................................  $ 61,667,654    $   49,642,778   $ 52,865,629
                                                                            ============    ==============   ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            10                21             --
 Redeemed ................................................................           (76)             (144)            --
                                                                            ------------    --------------   ------------
 Net Increase (Decrease) .................................................           (66)             (123)            --
                                                                            ============    ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................            93               450          2,529
 Redeemed ................................................................          (142)             (653)        (2,033)
                                                                            ------------    --------------   ------------
 Net Increase (Decrease) .................................................           (49)             (203)           496
                                                                            ============    ==============   ============

                                                                           AXA Premier VIP          AXA Premier VIP
                                                                            Core Bond (a)           Health Care (a)
                                                                           --------------- -------------------------------
                                                                                 2002            2003            2002
                                                                           --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $  1,073,046     $   (23,707)   $     (78,858)
 Net realized gain (loss) on investments .................................        67,621        (190,522)        (425,671)
 Change in unrealized appreciation (depreciation) of investments .........       891,073       2,545,216         (882,260)
                                                                            ------------     -----------    -------------
 Net increase (decrease) in net assets from operations ...................     2,031,740       2,330,987       (1,386,789)
                                                                            ------------     -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................    10,084,050         274,811        2,196,339
  Transfers between funds including guaranteed interest
    account, net .........................................................    36,671,531       3,896,339        6,623,110
  Transfers for contract benefits and terminations .......................    (2,326,719)       (591,412)        (257,833)
  Contract maintenance charges ...........................................       (43,650)        (30,949)         (12,734)
                                                                            ------------     -----------    -------------
Net increase (decrease) in net assets from contractowners transactions ...    44,385,212       3,548,789        8,548,882
                                                                            ------------     -----------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................        11,874          33,883           34,825
                                                                            ------------     -----------    -------------
Increase (Decrease) in Net Assets ........................................    46,428,826       5,913,659        7,196,918
Net Assets -- Beginning of Period ........................................            --       7,196,918               --
                                                                            ------------     -----------    -------------
Net Assets -- End of Period ..............................................  $ 46,428,826     $13,110,557    $   7,196,918
                                                                            ============     ===========    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --               --
 Redeemed ................................................................            --              --               --
                                                                            ------------     -----------    -------------
 Net Increase (Decrease) .................................................            --              --               --
                                                                            ============     ===========    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         5,439             754            1,354
 Redeemed ................................................................        (1,085)           (355)            (446)
                                                                            ------------     -----------    -------------
 Net Increase (Decrease) .................................................         4,354             399              908
                                                                            ============     ===========    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Premier VIP
                                                                                        High Yield
                                                                             --------------------------------
                                                                                   2003             2002
                                                                             ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $  3,694,463    $  6,175,602
 Net realized gain (loss) on investments ...................................     (5,058,598)     (8,061,124)
 Change in unrealized appreciation (depreciation) of investments ...........     18,923,711      (2,366,278)
                                                                               ------------    ------------
 Net increase (decrease) in net assets from operations .....................     17,559,576      (4,251,800)
                                                                               ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,458,097       5,128,201
  Transfers between funds including guaranteed interest
    account, net ...........................................................     14,883,763       2,516,348
  Transfers for contract benefits and terminations .........................     (7,491,625)     (6,863,479)
  Contract maintenance charges .............................................       (289,415)       (247,377)
                                                                               ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....      8,560,820         533,693
                                                                               ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         23,894          22,541
                                                                               ------------    ------------
Increase (Decrease) in Net Assets ..........................................     26,144,290      (3,695,566)
Net Assets -- Beginning of Period ..........................................     80,037,221      83,732,787
                                                                               ------------    ------------
Net Assets -- End of Period ................................................   $106,181,511    $ 80,037,221
                                                                               ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             85              25
 Redeemed ..................................................................            (47)            (36)
                                                                               ------------    ------------
 Net Increase (Decrease) ...................................................             38             (11)
                                                                               ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,651           1,192
 Redeemed ..................................................................         (1,339)         (1,172)
                                                                               ------------    ------------
 Net Increase (Decrease) ...................................................            312              20
                                                                               ============    ============

                                                                                                              AXA Premier
                                                                                                                  VIP
                                                                                     AXA Premier VIP         Large Cap Core
                                                                                International Equity (a)       Equity (a)
                                                                             ------------------------------- --------------
                                                                                   2003            2002           2003
                                                                             --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   (66,038)   $     (77,081)   $  (76,422)
 Net realized gain (loss) on investments ...................................      (369,443)        (128,124)     (202,654)
 Change in unrealized appreciation (depreciation) of investments ...........     3,266,174       (1,171,047)    2,103,276
                                                                               -----------    -------------    ----------
 Net increase (decrease) in net assets from operations .....................     2,830,693       (1,376,252)    1,824,200
                                                                               -----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       250,072        2,691,610        86,359
  Transfers between funds including guaranteed interest
    account, net ...........................................................     4,605,853        6,215,294     2,185,074
  Transfers for contract benefits and terminations .........................      (384,377)        (154,801)     (391,065)
  Contract maintenance charges .............................................       (25,605)          (9,349)      (17,252)
                                                                               -----------    -------------    ----------
Net increase (decrease) in net assets from contractowners transactions .....     4,445,943        8,742,754     1,863,116
                                                                               -----------    -------------    ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        26,504           32,244        24,591
                                                                               -----------    -------------    ----------
Increase (Decrease) in Net Assets ..........................................     7,303,140        7,398,746     3,711,907
Net Assets -- Beginning of Period ..........................................     7,398,746               --     6,212,029
                                                                               -----------    -------------    ----------
Net Assets -- End of Period ................................................   $14,701,886    $   7,398,746    $9,923,936
                                                                               ===========    =============    ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --               --            --
 Redeemed ..................................................................            --               --            --
                                                                               -----------    -------------    ----------
 Net Increase (Decrease) ...................................................            --               --            --
                                                                               ===========    =============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           802            1,492           401
 Redeemed ..................................................................          (330)            (547)         (192)
                                                                               -----------    -------------    ----------
 Net Increase (Decrease) ...................................................           472              945           209
                                                                               ===========    =============    ==========


                                                                             AXA Premier VIP
                                                                             Large Cap Core       AXA Premier VIP
                                                                                Equity (a)       Large Cap Growth(a)
                                                                             --------------- -------------------------------
                                                                                   2002            2003            2002
                                                                             --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $     (39,591)   $  (177,559)   $     (97,142)
 Net realized gain (loss) on investments ...................................       (174,804)      (536,175)        (359,309)
 Change in unrealized appreciation (depreciation) of investments ...........     (1,067,795)     3,791,620       (1,915,349)
                                                                              -------------    -----------    -------------
 Net increase (decrease) in net assets from operations .....................     (1,282,190)     3,077,886       (2,371,800)
                                                                              -------------    -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,997,280        228,003        3,616,683
  Transfers between funds including guaranteed interest
    account, net ...........................................................      5,663,431      3,913,426        8,071,966
  Transfers for contract benefits and terminations .........................       (186,031)      (609,433)        (380,655)
  Contract maintenance charges .............................................         (6,776)       (32,600)         (11,937)
                                                                              -------------    -----------    -------------
Net increase (decrease) in net assets from contractowners transactions .....      7,467,904      3,499,396       11,296,057
                                                                              -------------    -----------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         26,315         29,261           32,481
                                                                              -------------    -----------    -------------
Increase (Decrease) in Net Assets ..........................................      6,212,029      6,606,543        8,956,738
Net Assets -- Beginning of Period ..........................................             --      8,956,738               --
                                                                              -------------    -----------    -------------
Net Assets -- End of Period ................................................  $   6,212,029    $15,563,281    $   8,956,738
                                                                              =============    ===========    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --             --               --
 Redeemed ..................................................................             --             --               --
                                                                              -------------    -----------    -------------
 Net Increase (Decrease) ...................................................             --             --               --
                                                                              =============    ===========    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................            981            946            1,613
 Redeemed ..................................................................           (171)          (488)            (296)
                                                                              -------------    -----------    -------------
 Net Increase (Decrease) ...................................................            810            458            1,317
                                                                              =============    ===========    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Premier VIP
                                                                                   Large Cap Value (a)
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $    80,116     $   (76,293)
 Net realized gain (loss) on investments ...................................      (266,509)       (237,454)
 Change in unrealized appreciation (depreciation) of investments ...........     3,684,822      (2,072,825)
                                                                               -----------    ------------
 Net increase (decrease) in net assets from operations .....................     3,498,429      (2,386,572)
                                                                               -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       215,770       3,217,533
  Transfers between funds including guaranteed interest
    account, net ...........................................................     1,818,665      11,133,356
  Transfers for contract benefits and terminations .........................      (932,517)       (551,031)
  Contract maintenance charges .............................................       (35,701)        (15,796)
                                                                               -----------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     1,066,217      13,784,062
                                                                               -----------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        25,630          25,802
                                                                               -----------    ------------
Increase (Decrease) in Net Assets ..........................................     4,590,276      11,423,292
Net Assets -- Beginning of Period ..........................................    11,423,292              --
                                                                               -----------    ------------
Net Assets -- End of Period ................................................   $16,013,568     $11,423,292
                                                                               ===========    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                               -----------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                               ===========    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           427           2,101
 Redeemed Net Increase (Decrease) ..........................................          (306)           (659)
                                                                               -----------    ------------
 Net Increase (Decrease) ...................................................           121           1,442
                                                                               ===========    ============

                                                                                                             AXA Premier VIP
                                                                                     AXA Premier VIP          Small/Mid Cap
                                                                                Small/Mid Cap Growth (a)        Value (a)
                                                                             ------------------------------- ---------------
                                                                                   2003            2002            2003
                                                                             --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $    13,981     $  (112,914)    $  (195,713)
 Net realized gain (loss) on investments ...................................      (776,155)       (562,788)       (575,100)
 Change in unrealized appreciation (depreciation) of investments ...........     6,143,992      (2,953,530)      6,903,314
                                                                               -----------    ------------     -----------
 Net increase (decrease) in net assets from operations .....................     5,381,818      (3,629,232)      6,132,501
                                                                               -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       529,665       3,558,634         303,589
  Transfers between funds including guaranteed interest
    account, net ...........................................................     8,040,266      11,280,720       6,462,530
  Transfers for contract benefits and terminations .........................      (903,872)       (264,504)       (812,045)
  Contract maintenance charges .............................................       (46,472)        (14,856)        (52,130)
                                                                               -----------    ------------     -----------
Net increase (decrease) in net assets from contractowners transactions .....     7,619,587      14,559,994       5,901,944
                                                                               -----------    ------------     -----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        21,075          33,403          15,759
                                                                               -----------    ------------     -----------
Increase (Decrease) in Net Assets ..........................................    13,022,480      10,964,165      12,050,204
Net Assets -- Beginning of Period ..........................................    10,964,165              --      13,402,731
                                                                               -----------    ------------     -----------
Net Assets -- End of Period ................................................   $23,986,645     $10,964,165     $25,452,935
                                                                               ===========    ============     ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --              --
 Redeemed ..................................................................            --              --              --
                                                                               -----------    ------------     -----------
 Net Increase (Decrease) ...................................................            --              --              --
                                                                               ===========    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         1,554           2,392           1,352
 Redeemed Net Increase (Decrease) ..........................................          (526)           (626)           (680)
                                                                               -----------    ------------     -----------
 Net Increase (Decrease) ...................................................          1.029          1,766             672
                                                                               ============   ============     ===========



                                                                             AXA Premier VIP
                                                                              Small/Mid Cap          AXA Premier VIP
                                                                                Value (a)               Technology(a)
                                                                             --------------- ----------------------------
                                                                                   2002           2003           2002
                                                                             --------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $  (141,453)    $  163,331    $  (20,947)
 Net realized gain (loss) on investments ...................................      (304,094)       (79,744)     (158,797)
 Change in unrealized appreciation (depreciation) of investments ...........    (2,941,825)     1,564,938      (578,049)
                                                                              ------------     ----------    ----------
 Net increase (decrease) in net assets from operations .....................    (3,387,372)     1,648,525      (757,793)
                                                                              ------------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     3,371,346        166,943       888,002
  Transfers between funds including guaranteed interest
    account, net ...........................................................    13,919,121      5,828,508     1,860,280
  Transfers for contract benefits and terminations .........................      (497,607)      (203,835)      (49,599)
  Contract maintenance charges .............................................       (19,901)       (12,086)       (2,659)
                                                                              ------------     ----------    ----------
Net increase (decrease) in net assets from contractowners transactions .....    16,772,959      5,779,530     2,696,024
                                                                              ------------     ----------    ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        17,144         36,045        19,142
                                                                              ------------     ----------    ----------
Increase (Decrease) in Net Assets ..........................................    13,402,731      7,464,100     1,957,373
Net Assets -- Beginning of Period ..........................................            --      1,957,373            --
                                                                              ------------     ----------    ----------
Net Assets -- End of Period ................................................   $13,402,731     $9,421,473    $1,957,373
                                                                              ============     ==========    ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --             --            --
 Redeemed ..................................................................            --             --            --
                                                                              ------------     ----------    ----------
 Net Increase (Decrease) ...................................................            --             --            --
                                                                              ============     ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         2,197            979           435
 Redeemed Net Increase (Decrease) ..........................................          (378)          (259)          (91)
                                                                              ------------     ----------    ----------
 Net Increase (Decrease) ...................................................         1,819            720           344
                                                                              ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                        EQ/Alliance
                                                                                        Common Stock
                                                                             ----------------------------------
                                                                                   2003              2002
                                                                             ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $      60,036      $  (8,056,567)
 Net realized gain (loss) on investments ...................................    (58,774,426)      (143,368,868)
 Change in unrealized appreciation (depreciation) of investments ...........    274,101,044       (141,918,124)
                                                                              -------------    ---------------
 Net increase (decrease) in net assets from operations .....................    215,386,654       (293,343,559)
                                                                              -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      6,185,745         16,600,038
  Transfers between funds including guaranteed interest
    account, net ...........................................................     (3,276,365)       (70,930,907)
  Transfers for contract benefits and terminations .........................    (40,512,856)       (55,842,279)
  Contract maintenance charges .............................................     (2,420,209)        (2,614,514)
                                                                              -------------    ---------------
Net increase (decrease) in net assets from contractowners transactions .....    (40,023,685)      (112,787,662)
                                                                              -------------    ---------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          6,259            389,362
                                                                              -------------    ---------------
Increase (Decrease) in Net Assets ..........................................    175,369,228       (405,741,859)
Net Assets -- Beginning of Period ..........................................    482,280,080        888,021,939
                                                                              -------------    ---------------
Net Assets -- End of Period ................................................  $ 657,649,308      $ 482,280,080
                                                                              =============    ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             38                 17
 Redeemed ..................................................................           (100)              (205)
                                                                              -------------    ---------------
 Net Increase (Decrease) ...................................................            (62)              (188)
                                                                              =============    ===============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................            250                381
 Redeemed ..................................................................           (441)              (888)
                                                                              -------------    ---------------
 Net Increase (Decrease) ...................................................           (191)              (507)
                                                                              =============    ===============



                                                                                                                  EQ/Alliance
                                                                                                                  Intermediate
                                                                                        EQ/Alliance                Government
                                                                                     Growth and Income             Securities
                                                                             ---------------------------------- ----------------
                                                                                   2003              2002             2003
                                                                             ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,272,044)     $  (1,085,219)  $   4,718,685
 Net realized gain (loss) on investments ...................................    (13,830,446)       (21,050,556)      3,025,176
 Change in unrealized appreciation (depreciation) of investments ...........    121,093,065       (105,224,004)     (6,046,909)
                                                                              -------------    ---------------   -------------
 Net increase (decrease) in net assets from operations .....................    105,990,575       (127,359,779)      1,696,952
                                                                              -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      4,024,469         21,476,404       2,782,890
  Transfers between funds including guaranteed interest
    account, net ...........................................................    (12,103,930)        (5,197,334)    (53,171,065)
  Transfers for contract benefits and terminations .........................    (34,297,347)       (43,267,527)    (32,366,105)
  Contract maintenance charges .............................................     (1,457,607)        (1,572,008)       (607,460)
                                                                              -------------    ---------------   -------------
Net increase (decrease) in net assets from contractowners transactions .....    (43,834,415)       (28,560,465)    (83,361,740)
                                                                              -------------    ---------------   -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         11,608              9,364          13,608
                                                                              -------------    ---------------   -------------
Increase (Decrease) in Net Assets ..........................................     62,167,768       (155,910,880)    (81,651,180)
Net Assets -- Beginning of Period ..........................................    400,805,585        556,716,465     299,413,747
                                                                              -------------    ---------------   -------------
Net Assets -- End of Period ................................................  $ 462,973,353      $ 400,805,585   $ 217,762,567
                                                                              =============    ===============   =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            141                214             155
 Redeemed ..................................................................           (463)              (775)           (738)
                                                                              -------------    ---------------   -------------
 Net Increase (Decrease) ...................................................           (322)              (561)           (583)
                                                                              =============    ===============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,556              4,257           3,161
 Redeemed ..................................................................         (3,299)            (5,250)         (7,129)
                                                                              -------------    ---------------   -------------
 Net Increase (Decrease) ...................................................         (1,743)              (993)         (3,969)
                                                                              =============    ===============   =============

                                                                               EQ/Alliance
                                                                               Intermediate
                                                                                Government                EQ/Alliance
                                                                                Securities               International
                                                                             ---------------- ---------------------------------
                                                                                   2002             2003             2002
                                                                             ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   8,242,464     $    499,244     $   (520,882)
 Net realized gain (loss) on investments ...................................      1,377,613          (63,384)      (3,170,933)
 Change in unrealized appreciation (depreciation) of investments ...........      7,023,962       38,486,473       (2,432,899)
                                                                              -------------     ------------     ------------
 Net increase (decrease) in net assets from operations .....................     16,644,039       38,922,333       (6,124,714)
                                                                              -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     20,578,334        1,710,247          972,253
  Transfers between funds including guaranteed interest
    account, net ...........................................................    108,849,048        9,170,694       92,267,113
  Transfers for contract benefits and terminations .........................    (26,173,297)      (7,715,247)      (2,307,630)
  Contract maintenance charges .............................................       (537,755)        (490,138)        (157,920)
                                                                              -------------     ------------     ------------
Net increase (decrease) in net assets from contractowners transactions .....    102,716,330        2,675,556       90,773,816
                                                                              -------------     ------------     ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          1,605              191            9,147
                                                                              -------------     ------------     ------------
Increase (Decrease) in Net Assets ..........................................    119,361,974       41,598,080       84,658,249
Net Assets -- Beginning of Period ..........................................    180,051,773      114,216,554       29,558,305
                                                                              -------------     ------------     ------------
Net Assets -- End of Period ................................................  $ 299,413,747     $155,814,634     $114,216,554
                                                                              =============     ============     ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            854              197            1,461
 Redeemed ..................................................................           (452)            (332)            (299)
                                                                              -------------     ------------     ------------
 Net Increase (Decrease) ...................................................            402             (135)           1,162
                                                                              =============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         10,480            2,733           11,401
 Redeemed ..................................................................         (4,995)          (2,286)          (2,257)
                                                                              -------------     ------------     ------------
 Net Increase (Decrease) ...................................................          5,485              447            9,144
                                                                              =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                        EQ/Alliance
                                                                                      Premier Growth
                                                                             ---------------------------------
                                                                                   2003             2002
                                                                             ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,557,888)   $  (2,033,035)
 Net realized gain (loss) on investments ...................................    (17,223,943)     (26,302,676)
 Change in unrealized appreciation (depreciation) of investments ...........     39,846,388      (29,300,491)
                                                                              -------------    -------------
 Net increase (decrease) in net assets from operations .....................     21,064,557      (57,636,202)
                                                                              -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,188,537        4,312,020
  Transfers between funds including guaranteed interest
    account, net ...........................................................     (8,486,211)     (17,966,790)
  Transfers for contract benefits and terminations .........................     (5,937,637)      (9,532,240)
  Contract maintenance charges .............................................       (362,403)        (422,239)
                                                                              -------------    -------------
Net increase (decrease) in net assets from contractowners transactions .....    (13,597,714)     (23,609,249)
                                                                              -------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................            100             (415)
                                                                              -------------    -------------
Increase (Decrease) in Net Assets ..........................................      7,466,943      (81,245,866)
Net Assets -- Beginning of Period ..........................................    105,975,265      187,221,131
                                                                              -------------    -------------
Net Assets -- End of Period ................................................  $ 113,442,208    $ 105,975,265
                                                                              =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --               --
 Redeemed ..................................................................             --               --
                                                                              -------------    -------------
 Net Increase (Decrease) ...................................................             --               --
                                                                              =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,417            4,051
 Redeemed ..................................................................         (4,023)          (8,415)
                                                                              -------------    -------------
 Net Increase (Decrease) ...................................................         (2,606)          (4,364)
                                                                              =============    =============

                                                                                                               EQ/Alliance
                                                                                       EQ/Alliance              Small Cap
                                                                                    Quality Bond (a)            Growth (d)
                                                                             ------------------------------- ----------------
                                                                                   2003            2002            2003
                                                                             --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $    254,290    $    608,280     $ (1,416,956)
 Net realized gain (loss) on investments ...................................       474,685         132,419       (3,983,201)
 Change in unrealized appreciation (depreciation) of investments ...........      (261,941)        235,524       38,632,255
                                                                              ------------    ------------     ------------
 Net increase (decrease) in net assets from operations .....................       467,034         976,223       33,232,098
                                                                              ------------    ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       515,344       3,107,932        1,068,239
  Transfers between funds including guaranteed interest
    account, net ...........................................................     3,018,182      19,291,947        1,706,064
  Transfers for contract benefits and terminations .........................    (2,622,933)     (1,197,625)      (5,530,017)
  Contract maintenance charges .............................................       (71,873)        (22,335)        (351,679)
                                                                              ------------    ------------     ------------
Net increase (decrease) in net assets from contractowners transactions .....       838,720      21,179,919       (3,107,393)
                                                                              ------------    ------------     ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         4,370          21,304            5,561
                                                                              ------------    ------------     ------------
Increase (Decrease) in Net Assets ..........................................     1,310,124      22,177,446       30,130,266
Net Assets -- Beginning of Period ..........................................    22,177,446              --       87,604,731
                                                                              ------------    ------------     ------------
Net Assets -- End of Period ................................................  $ 23,487,570    $ 22,177,446     $117,734,997
                                                                              ============    ============     ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --               55
 Redeemed ..................................................................            --              --              (81)
                                                                              ------------    ------------     ------------
 Net Increase (Decrease) ...................................................            --              --              (26)
                                                                              ============    ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         1,002           1,847            1,242
 Redeemed ..................................................................          (949)           (378)          (1,509)
                                                                              ------------    ------------     ------------
 Net Increase (Decrease) ...................................................            53           1,469             (267)
                                                                              ============    ============     ============

                                                                               EQ/Alliance              EQ/Berstein
                                                                                Small Cap               Diversified
                                                                                Growth (d)                 Value
                                                                             ---------------- --------------------------------
                                                                                   2002             2003             2002
                                                                             ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,480,368)    $    (87,220)   $      (9,080)
 Net realized gain (loss) on investments ...................................     (9,671,484)      (1,003,337)      (1,755,404)
 Change in unrealized appreciation (depreciation) of investments ...........    (28,784,431)      32,364,193      (17,585,770)
                                                                              -------------     ------------    -------------
 Net increase (decrease) in net assets from operations .....................    (39,936,283)      31,273,636      (19,350,254)
                                                                              -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      5,738,185        1,685,179        9,431,894
  Transfers between funds including guaranteed interest
    account, net ...........................................................      8,393,151        8,537,097       34,409,192
  Transfers for contract benefits and terminations .........................     (5,940,735)      (7,884,172)      (9,036,642)
  Contract maintenance charges .............................................       (347,606)        (419,115)        (342,604)
                                                                              -------------     ------------    -------------
Net increase (decrease) in net assets from contractowners transactions .....      7,842,995        1,918,989       34,461,840
                                                                              -------------     ------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          5,446           10,132           10,000
                                                                              -------------     ------------    -------------
Increase (Decrease) in Net Assets ..........................................    (32,087,842)      33,202,757       15,121,586
Net Assets -- Beginning of Period ..........................................    119,692,573      114,341,079       99,219,493
                                                                              -------------     ------------    -------------
Net Assets -- End of Period ................................................  $  87,604,731     $147,543,836    $ 114,341,079
                                                                              =============     ============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            159               --               --
 Redeemed ..................................................................           (228)              --               --
                                                                              -------------     ------------    -------------
 Net Increase (Decrease) ...................................................            (69)              --               --
                                                                              =============     ============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          2,665            2,208            5,797
 Redeemed ..................................................................         (2,047)          (2,019)          (2,831)
                                                                              -------------     ------------    -------------
 Net Increase (Decrease) ...................................................            618              189            2,966
                                                                              =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     EQ/Calvert
                                                                                      Socially
                                                                                     Responsible
                                                                             ---------------------------
                                                                                  2003          2002
                                                                             ------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $ (10,460)   $    (7,279)
 Net realized gain (loss) on investments ...................................     (76,649)       (50,388)
 Change in unrealized appreciation (depreciation) of investments ...........     250,391       (109,468)
                                                                               ---------    -----------
 Net increase (decrease) in net assets from operations .....................     163,282       (167,135)
                                                                               ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       5,071        243,622
  Transfers between funds including guaranteed interest
    account, net ...........................................................     130,122        439,930
  Transfers for contract benefits and terminations .........................     (50,536)       (26,972)
  Contract maintenance charges .............................................      (1,867)          (649)
                                                                               ---------    -----------
Net increase (decrease) in net assets from contractowners transactions .....      82,790        655,931
                                                                               ---------    -----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................      10,461          7,279
                                                                               ---------    -----------
Increase (Decrease) in Net Assets ..........................................     256,533        496,075
Net Assets -- Beginning of Period ..........................................     661,897        165,822
                                                                               ---------    -----------
Net Assets -- End of Period ................................................   $ 918,430    $   661,897
                                                                               =========    ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................          --             --
 Redeemed ..................................................................          --             --
                                                                               ---------    -----------
 Net Increase (Decrease) ...................................................          --             --
                                                                               =========    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          89            131
 Redeemed ..................................................................         (81)           (45)
                                                                               ---------    -----------
 Net Increase (Decrease) ...................................................           9             86
                                                                               =========    ===========


                                                                                      EQ/Capital             EQ/Capital
                                                                                       Guardian               Guardian
                                                                                   International (a)        Research (e)
                                                                             ----------------------------- ---------------
                                                                                  2003           2002            2003
                                                                             -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   10,029     $   11,908    $   (644,518)
 Net realized gain (loss) on investments ...................................        6,621        (63,231)       (456,283)
 Change in unrealized appreciation (depreciation) of investments ...........    1,358,126       (136,253)     18,614,165
                                                                               ----------     ----------    ------------
 Net increase (decrease) in net assets from operations .....................    1,374,776       (187,576)     17,513,364
                                                                               ----------     ----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      107,813        168,122         651,180
  Transfers between funds including guaranteed interest
    account, net ...........................................................    4,070,095      2,561,030        (304,476)
  Transfers for contract benefits and terminations .........................     (386,667)       (19,838)     (3,955,239)
  Contract maintenance charges .............................................      (12,128)        (3,288)       (241,392)
                                                                               ----------     ----------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    3,779,113      2,706,026      (3,849,927)
                                                                               ----------     ----------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................       38,002         14,526             359
                                                                               ----------     ----------    ------------
Increase (Decrease) in Net Assets ..........................................    5,191,890      2,532,976      13,663,796
Net Assets -- Beginning of Period ..........................................    2,570,847         37,871      61,456,319
                                                                               ----------     ----------    ------------
Net Assets -- End of Period ................................................   $7,762,737     $2,570,847    $ 75,120,115
                                                                               ==========     ==========    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................           --             --              --
 Redeemed ..................................................................           --             --              --
                                                                               ----------     ----------    ------------
 Net Increase (Decrease) ...................................................           --             --              --
                                                                               ==========     ==========    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          683          1,368             651
 Redeemed ..................................................................         (224)        (1,020)         (1,094)
                                                                               ----------     ----------    ------------
 Net Increase (Decrease) ...................................................          458            348            (443)
                                                                               ==========     ==========    ============

                                                                               EQ/Capital            EQ/Capital
                                                                                Guardian              Guardian
                                                                              Research (e)         U.S. Equity (c)
                                                                             --------------- ------------------------------
                                                                                   2002            2003           2002
                                                                             --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $    (79,561)   $   (330,380)   $   (169,404)
 Net realized gain (loss) on investments ...................................      (736,818)       (209,100)     (2,642,529)
 Change in unrealized appreciation (depreciation) of investments ...........    (5,126,214)      9,321,553      (1,651,906)
                                                                              ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .....................    (5,942,593)      8,782,073      (4,463,839)
                                                                              ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       671,452         415,856       1,929,452
  Transfers between funds including guaranteed interest
    account, net ...........................................................    59,435,542       9,079,114      13,773,817
  Transfers for contract benefits and terminations .........................      (884,641)     (1,532,902)       (930,060)
  Contract maintenance charges .............................................       (53,072)        (81,614)        (43,519)
                                                                              ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    59,169,281       7,880,454      14,729,690
                                                                              ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        37,147           7,405          33,355
                                                                              ------------    ------------    ------------
Increase (Decrease) in Net Assets ..........................................    53,263,835      16,669,932      10,299,206
Net Assets -- Beginning of Period ..........................................     8,192,484      22,023,212      11,724,006
                                                                              ------------    ------------    ------------
Net Assets -- End of Period ................................................  $ 61,456,319    $ 38,693,144    $ 22,023,212
                                                                              ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --              --
 Redeemed ..................................................................            --              --              --
                                                                              ------------    ------------    ------------
 Net Increase (Decrease) ...................................................            --              --              --
                                                                              ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         7,359           1,603           2,210
 Redeemed ..................................................................          (433)           (718)           (480)
                                                                              ------------    ------------    ------------
 Net Increase (Decrease) ...................................................         6,926             885           1,730
                                                                              ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                      EQ/Emerging
                                                                                        Markets
                                                                                        Equity
                                                                            -------------------------------
                                                                                  2003            2002
                                                                            --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................  $   (195,331)   $   (430,158)
 Net realized gain (loss) on investments ..................................    (1,003,760)     (2,080,679)
 Change in unrealized appreciation (depreciation) of investments ..........    16,009,260        (149,420)
                                                                             ------------    ------------
 Net increase (decrease) in net assets from operations ....................    14,810,170      (2,660,257)
                                                                             ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................       495,186         954,567
  Transfers between funds including guaranteed interest
    account, net ..........................................................     2,141,903       4,962,668
  Transfers for contract benefits and terminations ........................    (1,947,185)     (1,698,910)
  Contract maintenance charges ............................................      (116,655)       (103,882)
                                                                             ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ....       573,249       4,114,443
                                                                             ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................         1,358             706
                                                                             ------------    ------------
Increase (Decrease) in Net Assets .........................................    15,384,776       1,454,892
Net Assets -- Beginning of Period .........................................    28,515,403      27,060,511
                                                                             ------------    ------------
Net Assets -- End of Period ...............................................  $ 43,900,179    $ 28,515,403
                                                                             ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................            --              --
 Redeemed .................................................................            --              --
                                                                             ------------    ------------
 Net Increase (Decrease) ..................................................            --              --
                                                                             ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................         2,404           5,830
 Redeemed .................................................................        (2,398)         (5,228)
                                                                             ------------    ------------
 Net Increase (Decrease) ..................................................             6             602
                                                                             ============    ============

                                                                                        EQ/Equity              EQ/Evergreen
                                                                                        500 Index                 Omega
                                                                            --------------------------------- --------------
                                                                                  2003             2002            2003
                                                                            ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................   $   (191,868)   $    (775,661)    $  (89,644)
 Net realized gain (loss) on investments ..................................     (7,517,147)     (13,299,816)      (294,646)
 Change in unrealized appreciation (depreciation) of investments ..........     42,306,361      (30,693,360)     2,284,943
                                                                              ------------    -------------     ----------
 Net increase (decrease) in net assets from operations ....................     34,597,346      (44,768,837)     1,900,653
                                                                              ------------    -------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................      2,202,234        7,640,504         92,659
  Transfers between funds including guaranteed interest
    account, net ..........................................................      1,901,477           81,785      2,966,624
  Transfers for contract benefits and terminations ........................     (8,854,473)     (11,282,582)      (419,592)
  Contract maintenance charges ............................................       (502,381)        (524,197)       (19,635)
                                                                              ------------    -------------     ----------
Net increase (decrease) in net assets from contractowners transactions ....     (5,253,143)      (4,084,490)     2,620,056
                                                                              ------------    -------------     ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................          4,916          223,548         28,684
                                                                              ------------    -------------     ----------
Increase (Decrease) in Net Assets .........................................     29,349,119      (48,629,779)     4,549,393
Net Assets -- Beginning of Period .........................................    137,189,309      185,819,088      4,833,791
                                                                              ------------    -------------     ----------
Net Assets -- End of Period ...............................................   $166,538,428    $ 137,189,309     $9,383,184
                                                                              ============    =============     ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................             --               --             --
 Redeemed .................................................................             --               --             --
                                                                              ------------    -------------     ----------
 Net Increase (Decrease) ..................................................             --               --             --
                                                                              ============    =============     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................          1,145            2,677            507
 Redeemed .................................................................         (1,417)          (2,401)          (156)
                                                                              ------------    -------------     ----------
 Net Increase (Decrease) ..................................................           (272)             276            351
                                                                              ============    =============     ==========


                                                                             EQ/Evergreen                EQ/FI
                                                                                 Omega                  Mid Cap
                                                                            --------------- --------------------------------
                                                                                  2002            2003            2002
                                                                            --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................  $     (71,946)  $   (770,648)   $     (570,445)
 Net realized gain (loss) on investments ..................................       (427,780)      (949,693)       (1,125,936)
 Change in unrealized appreciation (depreciation) of investments ..........       (945,749)    21,936,773        (7,719,556)
                                                                             -------------   ------------    --------------
 Net increase (decrease) in net assets from operations ....................     (1,445,475)    20,216,432       (94,156,937)
                                                                             -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................        694,056        973,695        10,655,394
  Transfers between funds including guaranteed interest
    account, net ..........................................................      1,716,091     11,433,186        15,941,165
  Transfers for contract benefits and terminations ........................       (283,599)    (2,525,616)       (1,911,853)
  Contract maintenance charges ............................................        (14,655)      (124,803)          (78,928)
                                                                             -------------   ------------    --------------
Net increase (decrease) in net assets from contractowners transactions ....      2,111,893      9,756,462        24,605,778
                                                                             -------------   ------------    --------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................         26,632         22,672            30,687
                                                                             -------------   ------------    --------------
Increase (Decrease) in Net Assets .........................................        693,050     29,995,566        15,220,528
Net Assets -- Beginning of Period .........................................      4,140,741     43,659,379        28,438,851
                                                                             -------------   ------------    --------------
Net Assets -- End of Period ...............................................  $   4,833,791   $ 73,654,945    $   43,659,379
                                                                             =============   ============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................             --             --                --
 Redeemed .................................................................             --             --                --
                                                                             -------------   ------------    --------------
 Net Increase (Decrease) ..................................................             --             --                --
                                                                             =============   ============    ==============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................            454          2,757             4,199
 Redeemed .................................................................           (157)        (1,541)           (1,174)
                                                                             -------------   ------------    --------------
 Net Increase (Decrease) ..................................................            297          1,215             3,025
                                                                             =============   ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                         EQ/FI
                                                                                       Small/Mid
                                                                                       Cap Value
                                                                           ---------------------------------
                                                                                 2003             2002
                                                                           ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................   $ (1,347,742)   $  (1,065,316)
 Net realized gain (loss) on investments .................................       (858,325)        (200,175)
 Change in unrealized appreciation (depreciation) of investments .........     39,030,860      (22,769,362)
                                                                             ------------    -------------
 Net increase (decrease) in net assets from operations ...................     36,824,793      (24,034,853)
                                                                             ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................      1,409,844       17,175,645
  Transfers between funds including guaranteed interest
    account, net .........................................................     (2,286,499)      45,163,001
  Transfers for contract benefits and terminations .......................     (7,141,510)      (9,435,480)
  Contract maintenance charges ...........................................       (403,425)        (346,306)
                                                                             ------------    -------------
Net increase (decrease) in net assets from contractowners transactions ...     (8,421,590)      52,556,860
                                                                             ------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         18,460           15,700
                                                                             ------------    -------------
Increase (Decrease) in Net Assets ........................................     28,421,663       28,537,707
Net Assets -- Beginning of Period ........................................    122,194,807       93,657,100
                                                                             ------------    -------------
Net Assets -- End of Period ..............................................   $150,616,470    $ 122,194,807
                                                                             ============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................             --               --
 Redeemed ................................................................             --               --
                                                                             ------------    -------------
 Net Increase (Decrease) .................................................             --               --
                                                                             ============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................          1,551            7,808
 Redeemed ................................................................            744           (3,185)
                                                                             ------------    -------------
 Net Increase (Decrease) .................................................           (807)           4,623
                                                                             ============    =============

                                                                                                              EQ/Janus
                                                                                     EQ/J.P. Morgan           Large Cap
                                                                                     Core Bond(a)              Growth
                                                                           -----------------------------------------------
                                                                                 2003            2002            2003
                                                                           --------------- --------------  ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $    860,716    $  1,622,802    $   (329,919)
 Net realized gain (loss) on investments .................................       443,947         399,966      (2,411,018)
 Change in unrealized appreciation (depreciation) of investments .........      (555,970)       (398,244)      7,394,159
                                                                            ------------    ------------    ------------
 Net increase (decrease) in net assets from operations ...................       748,693       1,624,524       4,653,222
                                                                            ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................     1,148,935       3,466,823         221,438
  Transfers between funds including guaranteed interest
    account, net .........................................................     5,560,391      42,620,843      (1,126,912)
  Transfers for contract benefits and terminations .......................    (4,607,487)     (2,003,500)     (1,210,556)
  Contract maintenance charges ...........................................      (154,052)        (43,208)        (48,601)
                                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ...     1,947,787      44,040,958      (2,164,631)
                                                                            ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         2,117          14,894          17,917
                                                                            ------------    ------------    ------------
Increase (Decrease) in Net Assets ........................................     2,698,597      45,680,376       2,506,508
Net Assets -- Beginning of Period ........................................    45,680,376              --      20,506,050
                                                                            ------------    ------------    ------------
Net Assets -- End of Period ..............................................  $ 48,378,973    $ 45,680,376    $ 23,012,558
                                                                            ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --              --
 Redeemed ................................................................            --              --              --
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................            --              --              --
                                                                            ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         2,845           4,249             727
 Redeemed ................................................................        (2,708)           (779)         (1,174)
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................           137           3,470            (447)
                                                                            ============    ============    ============

                                                                              EQ/Janus               EQ/Lazard
                                                                              Large Cap              Small Cap
                                                                               Growth                 Value(a)
                                                                           --------------- -------------------------------
                                                                                 2002            2003            2002
                                                                           --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $   (352,536)   $    (94,499)   $    (13,968)
 Net realized gain (loss) on investments .................................    (3,248,427)       (492,570)       (404,615)
 Change in unrealized appreciation (depreciation) of investments .........    (5,540,473)      9,046,887      (2,857,040)
                                                                            ------------    ------------    ------------
 Net increase (decrease) in net assets from operations ...................    (9,141,436)      8,459,818      (3,275,623)
                                                                            ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................     3,459,878         710,918       1,980,200
  Transfers between funds including guaranteed interest
    account, net .........................................................     3,783,696       8,204,385      21,273,838
  Transfers for contract benefits and terminations .......................    (1,312,224)     (1,615,552)       (618,895)
  Contract maintenance charges ...........................................       (48,327)        (83,785)        (34,967)
                                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ...     5,883,023       7,215,966      22,600,176
                                                                            ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................        20,758           2,192           9,828
                                                                            ------------    ------------    ------------
Increase (Decrease) in Net Assets ........................................    (3,237,655)     15,677,976      19,334,381
Net Assets -- Beginning of Period ........................................    23,743,705      19,334,381              --
                                                                            ------------    ------------    ------------
Net Assets -- End of Period ..............................................  $ 20,506,050    $ 35,012,357    $ 19,334,381
                                                                            ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --              --
 Redeemed ................................................................            --              --              --
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................            --              --              --
                                                                            ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         2,461           1,253           2,392
 Redeemed ................................................................        (1,503)           (639)           (571)
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................           958             614           1,821
                                                                            ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                       EQ/Marsico
                                                                                          Focus
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (548,973)   $   (141,850)
 Net realized gain (loss) on investments ...................................       (16,369)       (475,323)
 Change in unrealized appreciation (depreciation) of investments ...........    11,012,954      (1,926,600)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................    10,447,612      (2,543,773)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       967,470       1,938,695
  Transfers between funds including guaranteed interest
    account, net ...........................................................    24,814,535      22,149,363
  Transfers for contract benefits and terminations .........................    (2,389,701)       (596,539)
  Contract maintenance charges .............................................      (120,167)        (30,722)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    23,272,137      23,460,797
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         3,092          23,132
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................    33,722,841      20,940,156
Net Assets -- Beginning of Period ..........................................    24,363,884       3,423,728
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 58,086,725    $ 24,363,884
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         3,011           2,915
 Redeemed ..................................................................          (934)           (756)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................         2,077           2,159
                                                                              ============    ============

                                                                                        EQ/Mercury               EQ/Mercury
                                                                                        Basic Value             International
                                                                                          Equity                Value (a)(b)
                                                                             --------------------------------- ---------------
                                                                                   2003             2002             2003
                                                                             --------------------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,322,655)   $    (455,791)   $    384,839
 Net realized gain (loss) on investments ...................................     (3,721,875)      (1,919,509)       (495,377)
 Change in unrealized appreciation (depreciation) of investments ...........     45,620,616      (30,438,761)     11,078,962
                                                                              -------------    -------------    ------------
 Net increase (decrease) in net assets from operations .....................     40,576,086      (32,814,061)     10,968,424
                                                                              -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,893,988       11,933,934         650,126
  Transfers between funds including guaranteed interest
    account, net ...........................................................      1,563,881       21,985,068        (105,341)
  Transfers for contract benefits and terminations .........................    (11,197,986)     (11,603,499)     (2,508,969)
  Contract maintenance charges .............................................       (509,501)        (475,123)       (157,201)
                                                                              -------------    -------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     (8,249,618)      21,840,380      (2,121,385)
                                                                              -------------    -------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         16,674           14,066           1,694
                                                                              -------------    -------------    ------------
Increase (Decrease) in Net Assets ..........................................     32,343,142      (10,959,615)      8,848,733
Net Assets -- Beginning of Period ..........................................    144,265,291      155,224,906      42,108,226
                                                                              -------------    -------------    ------------
Net Assets -- End of Period ................................................  $ 176,608,433    $ 144,265,291    $ 50,956,959
                                                                              =============    =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --               --              --
 Redeemed ..................................................................             --               --              --
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................             --               --              --
                                                                              =============    =============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,628            3,970             680
 Redeemed ..................................................................         (2,180)          (2,785)           (835)
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................           (553)           1,185            (154)
                                                                              =============    =============    ============


                                                                               EQ/Mercury                   EQ/MFS
                                                                              International             Emerging Growth
                                                                               Value (a)(b)                Companies
                                                                             --------------- ----------------------------------
                                                                                   2002            2003              2002
                                                                             --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (131,583)   $  (1,555,197)   $    (2,037,258)
 Net realized gain (loss) on investments ...................................      (734,983)     (16,102,976)       (32,942,921)
 Change in unrealized appreciation (depreciation) of investments ...........    (8,598,277)      45,115,972        (33,685,618)
                                                                              ------------    -------------    ---------------
 Net increase (decrease) in net assets from operations .....................    (9,464,843)      27,457,799        (68,665,797)
                                                                              ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     1,273,868        1,135,794          3,055,904
  Transfers between funds including guaranteed interest
    account, net ...........................................................    52,319,182       (7,202,605)       (24,936,488)
  Transfers for contract benefits and terminations .........................    (1,949,091)      (6,244,227)       (10,877,487)
  Contract maintenance charges .............................................      (116,404)        (449,646)          (535,347)
                                                                              ------------    -------------    ---------------
Net increase (decrease) in net assets from contractowners transactions .....    51,527,555      (12,760,684)       (33,293,418)
                                                                              ------------    -------------    ---------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        45,514            2,189                330
                                                                              ------------    -------------    ---------------
Increase (Decrease) in Net Assets ..........................................    42,108,226       14,699,304       (101,958,885)
Net Assets -- Beginning of Period ..........................................            --      107,161,485        209,120,370
                                                                              ------------    -------------    ---------------
Net Assets -- End of Period ................................................  $ 42,108,226    $ 121,860,789    $   107,161,485
                                                                              ============    =============    ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --               --                 --
 Redeemed ..................................................................            --               --                 --
                                                                              ------------    -------------    ---------------
 Net Increase (Decrease) ...................................................            --               --                 --
                                                                              ============    =============    ===============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         6,744              743              1,427
 Redeemed ..................................................................        (2,961)          (1,992)            (4,469)
                                                                              ------------    -------------    ---------------
 Net Increase (Decrease) ...................................................         3,783           (1,249)            (3,042)
                                                                              ============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                         EQ/MFS
                                                                                     Investors Trust
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (121,809)   $   (153,028)
 Net realized gain (loss) on investments ...................................    (1,159,995)     (1,291,915)
 Change in unrealized appreciation (depreciation) of investments ...........     3,967,510      (2,783,562)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................     2,685,706      (4,228,505)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       114,957         626,615
  Transfers between funds including guaranteed interest
    account, net ...........................................................       143,281         (19,622)
  Transfers for contract benefits and terminations .........................      (924,485)     (1,140,781)
  Contract maintenance charges .............................................       (36,277)        (39,270)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....      (702,524)       (573,058)
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         8,977           7,244
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................     1,992,159      (4,794,319)
Net Assets -- Beginning of Period ..........................................    14,072,032      18,866,351
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 16,064,191    $ 14,072,032
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           306             710
 Redeemed ..................................................................          (413)           (617)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................          (107)            (93)
                                                                              ============    ============

                                                                                                                  EQ/Putnam
                                                                                                                  Growth &
                                                                                      EQ/Money Market           Income Value
                                                                             --------------------------------- ---------------
                                                                                   2003             2002             2003
                                                                             ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (2,010,908)   $    (868,023)   $    (41,645)
 Net realized gain (loss) on investments ...................................     (1,442,515)      (2,151,261)     (1,980,936)
 Change in unrealized appreciation (depreciation) of investments ...........      1,588,295        2,494,614      11,110,041
                                                                              -------------    -------------    ------------
 Net increase (decrease) in net assets from operations .....................     (1,865,128)        (524,670)      9,087,460
                                                                              -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     10,439,979       46,634,198         556,696
  Transfers between funds including guaranteed interest
    account, net ...........................................................    (45,862,432)       2,043,552      (1,133,043)
  Transfers for contract benefits and terminations .........................    (52,591,091)     (81,002,521)     (2,799,807)
  Contract maintenance charges .............................................       (525,357)        (576,498)       (154,332)
                                                                              -------------    -------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    (88,538,901)     (32,901,269)     (3,530,486)
                                                                              -------------    -------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         11,369            9,715          10,275
                                                                              -------------    -------------    ------------
Increase (Decrease) in Net Assets ..........................................    (90,392,660)     (33,416,224)      5,567,249
Net Assets -- Beginning of Period ..........................................    264,851,123      298,267,347      38,008,607
                                                                              -------------    -------------    ------------
Net Assets -- End of Period ................................................  $ 174,458,463    $ 264,851,123    $ 43,575,856
                                                                              =============    =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            468              927              --
 Redeemed ..................................................................           (887)          (1,019)             --
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................           (419)             (92)             --
                                                                              =============    =============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          5,257           12,680             409
 Redeemed ..................................................................         (7,988)         (13,784)           (733)
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................         (2,731)          (1,104)           (325)
                                                                              =============    =============    ============


                                                                                EQ/Putnam
                                                                                 Growth &
                                                                               Income Value        EQ/Putnam Voyager
                                                                             ---------------- ---------------------------
                                                                                   2002            2003          2002
                                                                             ---------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $      (46,922)   $  (12,789)     ($2,344)
 Net realized gain (loss) on investments ...................................      (2,166,667)       21,292      (21,989)
 Change in unrealized appreciation (depreciation) of investments ...........      (7,994,345)      199,491      (33,892)
                                                                              --------------    ----------      -------
 Net increase (decrease) in net assets from operations .....................     (10,207,934)      207,994      (58,225)
                                                                              --------------    ----------      -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       2,060,903        16,290       30,710
  Transfers between funds including guaranteed interest
    account, net ...........................................................         (16,755)      690,308      527,838
  Transfers for contract benefits and terminations .........................      (4,231,501)      (62,559)     (11,407)
  Contract maintenance charges .............................................        (159,692)       (3,588)        (130)
                                                                              --------------    ----------      -------
Net increase (decrease) in net assets from contractowners transactions .....      (2,347,045)      640,451      547,011
                                                                              --------------    ----------      -------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................           2,047        14,363        2,947
                                                                              --------------    ----------      -------
Increase (Decrease) in Net Assets ..........................................     (12,552,932)      862,808      491,733
Net Assets -- Beginning of Period ..........................................      50,561,539       491,733
                                                                              --------------    ----------      -------
Net Assets -- End of Period ................................................  $   38,008,607    $1,354,541    $ 491,733
                                                                              ==============    ==========    =========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................              --            --           --
 Redeemed ..................................................................              --            --           --
                                                                              --------------    ----------    ---------
 Net Increase (Decrease) ...................................................              --            --           --
                                                                              ==============    ==========    =========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................             846           118           92
 Redeemed ..................................................................          (1,083)          (53)         (40)
                                                                              --------------    ----------    ---------
 Net Increase (Decrease) ...................................................            (237)           65           52
                                                                              ==============    ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                        EQ/Small
                                                                                         Company
                                                                                          Index
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (246,249)   $   (168,823)
 Net realized gain (loss) on investments ...................................      (556,494)     (1,011,858)
 Change in unrealized appreciation (depreciation) of investments ...........     9,051,175      (3,743,133)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................     8,248,432      (4,923,814)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       424,883       1,108,746
  Transfers between funds including guaranteed interest
    account, net ...........................................................     7,237,620       2,505,517
  Transfers for contract benefits and terminations .........................    (1,257,032)       (974,242)
  Contract maintenance charges .............................................       (76,123)        (62,003)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     6,329,348       2,578,018
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        17,072          18,102
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................    14,594,853      (2,327,694)
Net Assets -- Beginning of Period ..........................................    17,750,376      20,078,070
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 32,345,229    $ 17,750,376
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           986             777
                                                                              ------------    ------------
 Redeemed ..................................................................          (434)           (532)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................           552             245
                                                                              ============    ============



                                                                                      EQ/Technology
                                                                             --------------------------------
                                                                                   2003            2002
                                                                             --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (569,974)   $     (619,948)
 Net realized gain (loss) on investments ...................................    (7,970,428)      (14,355,372)
 Change in unrealized appreciation (depreciation) of investments ...........    21,910,582        (8,974,003)
                                                                              ------------    --------------
 Net increase (decrease) in net assets from operations .....................    13,370,180       (23,949,323)
                                                                              ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       481,399         3,026,451
  Transfers between funds including guaranteed interest
    account, net ...........................................................       678,656           456,741
  Transfers for contract benefits and terminations .........................    (2,118,303)       (2,619,615)
  Contract maintenance charges .............................................      (115,813)         (107,497)
                                                                              ------------    --------------
Net increase (decrease) in net assets from contractowners transactions .....    (1,074,061)          756,080
                                                                              ------------    --------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         1,025             5,565
                                                                              ------------    --------------
Increase (Decrease) in Net Assets ..........................................    12,297,144       (23,187,678)
Net Assets -- Beginning of Period ..........................................    32,179,499        55,367,177
                                                                              ------------    --------------
Net Assets -- End of Period ................................................  $ 44,476,643    $   32,179,499
                                                                              ============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --                --
 Redeemed ..................................................................            --                --
                                                                              ------------    --------------
 Net Increase (Decrease) ...................................................            --                --
                                                                              ============    ==============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         4,532             5,119
                                                                              ------------    --------------
 Redeemed ..................................................................        (4,789)           (5,079)
                                                                              ------------    --------------
 Net Increase (Decrease) ...................................................          (257)               40
                                                                              ============    ==============

-------
(a) Commenced operations on January 14, 2002.

(b) A substitution of EQ/T. Rowe International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).

(c) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(e) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(f) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(g) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).

(h)  A   substitution   of   EQ/International   Equity  Index  for   EQ/Alliance
International occurred on May 2, 2003 (See Note 5).

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2003

1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 42 variable investment options(1):


o AXA Moderate Allocation Portfolio(2)                  o EQ/Capital Guardian International
o AXA Premier VIP Aggressive Equity(3)                  o EQ/Capital Guardian Research
o AXA Premier VIP Core Bond                             o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Health Care                           o EQ/Emerging Markets Equity
o AXA Premier VIP High Yield(4)                         o EQ/Equity 500 Index
o AXA Premier VIP International Equity                  o EQ/Evergreen Omega
o AXA Premier VIP Large Cap Core Equity                 o EQ/FI Mid Cap
o AXA Premier VIP Large Cap Growth                      o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Value                       o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Small/Mid Cap Growth                  o EQ/Janus Large Cap Growth
o AXA Premier VIP Small/Mid Cap Value                   o EQ/Lazard Small Cap Value
o AXA Premier VIP Technology                            o EQ/Marsico Focus
o EQ/Alliance Common Stock                              o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income                         o EQ/Mercury International Value(8)
o EQ/Alliance Intermediate Government Securities        o EQ/MFS Emerging Growth Companies
o EQ/Alliance International                             o EQ/MFS Investors Trust
o EQ/Alliance Premier Growth                            o EQ/Money Market(5)
o EQ/Alliance Quality Bond                              o EQ/Putnam Growth & Income Value
o EQ/Alliance Small Cap Growth                          o EQ/Putnam Voyager(6)
o EQ/Bernstein Diversified Value                        o EQ/Small Company Index
o EQ/Calvert Socially Responsible                       o EQ/Technology(7)

----------
(1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.
(2) Formerly known as EQ/Balanced.
(3) Formerly known as EQ/Aggressive Stock.
(4) Formerly known as EQ/High Yield.
(5) Formerly known as EQ/Alliance Money  Market.
(6) Formerly known as EQ/Putnam Investors Growth.
(7) Formerly known as EQ/Alliance Technology.
(8) Formerly known as EQ/Putnam International Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, Select, Elite, and Equitable Accumulator Select issued after August 13, 2001, deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager, Equitable Accumulator, Equitable Accumulators Select, Elite, Plus, and Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Income Manager Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator Select, Elite, Plus, Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Equitable Accumulator Advisor

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

1. Organization (Concluded)

and Equitable Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate Accounts:
An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, and Equitable Accumulator Elite Contracts. Included in Contract maintenance charges are administrative charges, if applicable, which are deducted annually under Equitable Accumulator issued after March 1, 2000 and Equitable Accumulator Elite Contracts.

The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:


                                                            Purchases      Sales

                                                       -------------- --------------
AXA Moderate Allocation ............................    $56,970,083    $ 79,268,066
AXA Premier VIP Aggressive Equity ..................      2,928,838       8,261,618
AXA Premier VIP Core Bond ..........................     21,667,025      15,377,794
AXA Premier VIP Health Care ........................      5,934,011       2,374,412
AXA Prenier High Yield .............................     36,090,885      23,811,715
AXA Premier VIP International Equity ...............      6,783,620       2,377,211
AXA Premier VIP Large Cap Core Equity ..............      3,275,881       1,464,596
AXA Premier VIP Large Cap Growth ...................      6,348,839       2,997,741
AXA Premier VIP Large Cap Value ....................      3,502,916       2,330,908
AXA Premier VIP Small/Mid Cap Growth ...............     10,148,599       2,460,571
AXA Premier VIP Small/Mid Cap Value ................     10,078,952       4,285,073
AXA Premier VIP Technology .........................      7,402,930       1,424,023
EQ/Alliance Common Stock ...........................     28,714,138      68,662,210
EQ/Alliance Growth and Income ......................     18,406,400      63,498,606
EQ/Alliance Intermediate Government Securities .....     31,431,937     109,981,733
EQ/Alliance International ..........................     42,031,984      38,849,889
EQ/Alliance Premier Growth .........................      3,603,025      18,758,336
EQ/Alliance Quality Bond ...........................     12,529,921      11,360,416
EQ/Alliance Small Cap Growth .......................      9,760,009      14,278,794
EQ/Bernstein Diversified Value .....................     16,395,274      14,553,373
EQ/Calvert Socially Responsible ....................        573,048         490,258
EQ/Capital Guardian International ..................      5,202,781       1,375,222
EQ/Capital Guardian Research .......................      3,886,338       8,380,511
EQ/Capital Guardian U.S. Equity ....................     14,527,926       6,970,446
EQ/Emerging Markets Equity .........................     13,436,087      13,056,811
EQ/Equity 500 Index ................................     15,127,545      20,567,633
EQ/Evergreen Omega .................................      3,479,520         920,723
EQ/FI MidCap .......................................     16,935,183       7,926,561
EQ/FI Small/Mid Cap Value ..........................      7,725,526      17,476,178
EQ/JP Morgan Core Bond .............................     27,544,218      24,733,347
EQ/Janus Large Cap Growth ..........................      2,426,299       4,902,844
EQ/Lazard Small Cap Value ..........................     11,961,885       4,771,748
EQ/Marsico Focus ...................................     28,718,436       5,992,180
EQ/Mercury Basic Value Equity ......................     13,848,858      23,404,857
EQ/Mercury International Value .....................     31,533,369      33,268,207
EQ/MFS Emerging Growth Companies ...................      3,065,055      17,378,711
EQ/MFS Investors Trust .............................      1,740,499       2,555,855
EQ/Money Market ....................................     75,277,347     165,815,788
EQ/Putnam Growth and Income Value ..................      3,320,461       6,889,648
EQ/Putnam Voyager ..................................      1,145,567         503,955
EQ/Small Company Index .............................      9,036,613       2,936,441
EQ/Technology ......................................     12,829,898      14,472,906

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

4. Expenses and Related Party Transactions (Concluded)

in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

Equitable Life serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Small/Mid Cap Growth. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (affiliates). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.

5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 2, 2003          Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/International            EQ/Alliance
                     Equity Index Portfolio      International Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       1,832,374                   1,759,898
Value -- Class B     $ 12,975,048                $ 12,975,048
Net Assets before    $ 12,975,048                $ 94,141,424
Net Assets after                                 $107,116,472
--------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/MFS Research             EQ/Capital Guardian
                     Portfolio                   Research Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       6,388,240                   6,422,590
Value -- Class B     $ 56,173,510                $ 56,173,510
Net Assets before    $ 56,173,510                $  9,882,395
Net Assets after                                 $ 66,055,905
--------------------------------------------------------------------------------
                     EQ/Alliance Growth          AXA Moderate
                     Investors Portfolio         Allocation Portfolio
--------------------------------------------------------------------------------
Shares -- Class A       1,940,395                   2,089,295
Shares -- Class B      11,383,869                  12,303,746
Value -- Class A     $ 27,211,317                $ 27,211,317
Value -- Class B     $159,130,161                $159,130,161
Net Assets before    $186,341,478                $206,347,210
Net Assets after                                 $392,688,688
--------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------
 May 2, 2003                Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/Alliance Global          EQ/Alliance International
                           Portfolio                   Portfolio
--------------------------------------------------------------------------------
Shares -- Class A            1,084,954                    1,703,949
Shares -- Class B            6,806,901                   10,907,216
Value -- Class A           $12,888,903                 $ 12,888,903
Value -- Class B           $80,088,505                 $ 80,088,505
Net Assets before merger   $92,977,408                 $ 26,638,494
Net Assets after                                       $119,615,902
--------------------------------------------------------------------------------
 July 12, 2002              Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/AXP New Dimensions       EQ/Capital Guardian U.S.
                           Portfolio                   Equity Portfolio
--------------------------------------------------------------------------------
Shares -- Class B              850,111                      613,092
Value -- Class B           $ 4,918,318                 $  4,918,318
Net Assets before          $ 4,918,318                 $ 20,005,927
Net Assets after                                       $ 24,924,245
--------------------------------------------------------------------------------
                           EQ/AXP Strategy             EQ/Alliance Small
                           Aggressive Portfolio        Cap Growth Portfolio
--------------------------------------------------------------------------------
Shares -- Class B            1,251,476                      390,410
Value -- Class B           $ 3,729,678                 $  3,729,678
Net Assets before          $ 3,729,678                 $ 92,405,796
Net Assets after                                       $ 96,135,474
--------------------------------------------------------------------------------
 April 26, 2002             Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/T. Rowe Price EQ/Mercury International
                           International Portfolio Value Portfolio
--------------------------------------------------------------------------------
Shares -- Class B            5,867,332                    4,709,377
Value -- Class B           $49,833,344                 $ 49,833,344
Net Assets before          $49,833,344                 Not held before the merger
Net Assets after                                       $ 49,833,344
--------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:


                                                                            Asset-based                    Current     Maximum
                                                          Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                          Expense Risks       Charge          Charge        Charge     Charge
                                                         --------------- ---------------- -------------- ----------- ----------
Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Income Manager .......................................   0.90%           0.25%            --             1.15%       1.15%
Equitable Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Equitable Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
Equitable Accumulator Select issued after
  August 13, 2001 .............................. .....   1.10%           0.35%            0.25%          1.70%       1.70%

The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.

                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction
BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.

Protection Plus                       Annually on each contract date
                                      anniversary.

Charges                                                   Amount deducted                         How deducted
------------------------------------- ------------------------------------------------------ ----------------------
Charges for state premium and other   Varies by state.                                       Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Vary by portfolio                                      Unit value

Annual Administrative charge          Depending on account value a charge of $30 or          Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value      account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     Low -- During the first seven contract years a         Unit liquidation from
                                      charge is deducted from amounts withdrawn
                                      that exceed 15% of account
                                      value. The charge begins at 7% and
                                      declines by 1% each year.

                                      High -- During the first nine contract
                                      years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8%and declines by 1% beginning in the third contract year.

BaseBuilder benefit charge            Low 0.15%                                              Unit liquidation from
                                      High 0.45%                                             account value

Protection Plus                          0.20%                                               Unit liquidation from
                                                                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        -----------  -------------------- ------------ ---------------- ------------
AXA Moderate Allocation(g)(p)
-----------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 44.75             909           $ 40,667          2.21%        18.03%
    2002   1.15% Class A                                  $ 37.91           1,013           $ 38,398          1.51%      (13.51)%
    2001   1.15% Class A                                  $ 43.83             387           $ 16,962          3.81%      ( 5.51)%

AXA Moderate Allocation(g)(p)
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 48.11              --                 --            --        18.54%
           Highest contract charges 1.70% Class B (i)     $ 38.70              --                 --            --        17.10%
           All contract charges                                --           9,104           $370,750          2.21%          --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 40.59              --                 --            --       (13.16)%
           Highest contract charges 1.70% Class B (i)     $ 33.05              --                 --            --       (14.21)%
           All contract charges                                --           9,708           $336,760          1.51%          --
    2001   Lowest contract charges 0.50% Class B (f)      $ 46.74              --                 --            --        (5.28)%
           Highest contract charges 1.70% Class B (i)     $ 38.52              --                 --            --        (1.04)%
           All contract charges                                --           5,678           $229,005          3.81%          --

AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 51.45             387           $ 19,896            --        36.30 %
    2002   1.15% Class A                                  $ 37.75             453           $ 17,100          0.01%      (29.52)%
    2001   1.15% Class A                                  $ 53.56             576           $ 30,851          0.35%      (25.85)%
    2000   1.15% Class A                                  $ 72.23             705           $ 50,922          0.23%      (14.12)%
    1999   1.15% Class A                                  $ 84.11             854           $ 71,830          0.21%       17.47%

AXA Premier VIP Aggressive Equity
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 56.83              --                 --            --        36.82%
           Highest contract charges 1.70% Class B (i)     $ 45.72              --                 --            --        35.19%
           All contract charges                                --             852           $ 41,722            --           --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 41.54              --                 --            --       (29.22)%
           Highest contract charges 1.70% Class B (i)     $ 33.82              --                 --            --       (30.09)%
           All contract charges                                               901           $ 32,521          0.01%          --
    2001   Lowest contract charges 0.50% Class B (f)      $ 58.69              --                 --            --       (21.78)%
           Highest contract charges 1.70% Class B (i)     $ 48.37              --                 --            --        (3.53)%
           All contract charges                                --           1,104           $ 56,840          0.35%          --
    2000   Lowest contact charges 1.15% Class B           $ 71.48              --                 --            --       (14.33)%
           Highest contract charges 1.60% Class B (a)     $ 66.77              --                 --            --       (14.73)%
           All contract charges                                --           1,174           $ 82,192          0.23%          --
    1999   Lowest contact charges 1.15% Class B           $ 83.44              --                 --            --        17.17%
           Highest contact charges 1.60% Class B (a)      $ 78.30              --                 --            --        16.65%
           All contract charges                                --           1,130           $ 92,922          0.21%          --

AXA Premier VIP Core Bond
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 11.11                --                 --            --         3.26%
           Highest contract charge 1.70% Class B (k)      $ 10.84                --                 --            --         1.98%
           All contract charges                                --             4,850           $ 52,844          3.33%          --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.76                --                 --            --         5.39%
           Highest contract charge 1.70% Class B (k)      $ 10.63                --                 --            --         4.22%
           All contract charges                                --             4,354           $ 46,418          5.86%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
AXA Premier VIP Health Care
---------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.16            --                 --            --           27.48%
           Highest contract charge 1.70% Class B (k)      $  9.91            --                 --            --           25.92%
           All contract charges                                --         1,308           $ 13,030          1.19%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.97            --                 --            --          (19.41)%
           Highest contract charge 1.70% Class B (k)      $  7.87            --                 --            --          (20.42)%
           All contract charges                                --           908           $  7,164            --              --


AXA Premier VIP High Yield
--------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 28.97           131           $  3,797          5.32%          21.47%
    2002   1.15% Class A                                  $ 23.85            93           $  2,218          8.92%          (3.84)%
    2001   1.15% Class A                                  $ 24.80           104           $  2,579         10.45%          (0.20)%
    2000   1.15% Class A                                  $ 24.85            71           $  1,764         10.90%          (9.70)%
    1999   1.15% Class A                                  $ 27.52            99           $  2,724         11.84%          (4.48)%

AXA Premier VIP High Yield
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 31.80            --                 --            --           21.93%
           Highest contract charges 1.70% Class B (i)     $ 25.87            --                 --            --           20.45%
           All contract charges                                --         3,767           $102,272          5.32%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 26.08            --                 --            --           (3.41)%
           Highest contract charges 1.70% Class B (i)     $ 21.48            --                 --            --           (4.58)%
           All contract charges                                --         3,455           $ 77,749          8.92%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 27.00            --                 --            --           (0.04)%
           Highest contract charges 1.70% Class B (i)     $ 22.51            --                 --            --           (1.24)%
           All contract charges                                --         3,435           $ 81,118         10.45%             --
    2000   Lowest contact charges 1.15% Class B           $ 24.59            --                 --            --           (9.93)%
           Highest contract charges 1.60% Class B (a)     $ 23.07            --                 --            --          (10.34)%
           All contract charges                                --         2,776           $ 66,616         10.90%             --
    1999   Lowest contact charges 1.15% Class B           $ 27.30            --                 --            --           (4.71)%
           Highest contact charges 1.60% Class B (a)      $ 25.73            --                 --            --           (5.13)%
           All contract charges                                --         2,638           $ 70,870         11.84%             --

AXA Premier VIP International Equity
------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.52            --                 --            --           33.72%
           Highest contract charge 1.70% Class B (k)      $ 10.27            --                 --            --           32.02%
           All contract charges                                --         1,417           $ 14,629          0.72%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.87            --                 --            --          (18.61)%
           Highest contract charge 1.70% Class B (k)      $  7.78            --                 --            --          (19.54)%
           All contract charges                                --           945           $  7,369            --              --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  9.83            --                 --            --           27.50%
           Highest contract charge 1.70% Class B (k)      $  9.59            --                 --            --           26.04%
           All contract charges                                --         1,019           $  9,823          0.15%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.71            --                 --            --          (22.59)%
           Highest contract charge 1.70% Class B (k)      $  7.61            --                 --            --          (23.59)%
           All contract charges                                --           810           $  6,177          0.36%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
AXA Premier VIP Large Cap Growth
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.90            --                 --            --           30.12%
           Highest contract charge 1.70% Class B (k)    $   8.68            --                 --            --           28.40%
           All contract charges                               --         1,776           $ 15,491            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   6.84            --                 --            --          (30.13)
           Highest contract charge 1.70% Class B (k)    $   6.76            --                 --            --          (30.88)%
           All contract charges                               --         1,317           $  8,928            --              -- %

AXA Premier VIP Large Cap Value
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $ 10.40            --                 --            --           30.33%
           Highest contract charge 1.70% Class B (k)    $ 10.15            --                 --            --           28.81%
           All contract charges                               --        1,563           $ 15,952          2.07%             --

    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   7.98           --                 --            --          (18.82)%
           Highest contract charge 1.70% Class B (k)    $   7.88           --                 --            --          (19.84)%
           All contract charges                               --        1,442           $ 11,400          0.69%             --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.72           --                 --            --           39.52%
           Highest contract charge 1.70% Class B (k)    $   8.52           --                 --            --           37.86%
           All contract charges                               --        2,795           $ 23,920          1.76%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   6.25           --                 --            --          (36.61)%
           Highest contract charge 1.70% Class B (k)    $   6.18           --                 --            --          (37.26)%
           All contract charges                               --        1,766           $ 10,935            --              --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $ 10.40             --                 --            --           39.95%
           Highest contract charge 1.70% Class B (k)    $ 10.15             --                 --            --           38.27%
           All contract charges                               --         2,491           $ 25,413          0.75%             --

    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   7.43            --                 --            --          (23.64)%
           Highest contract charge 1.70% Class B (k)    $   7.34            --                 --            --          (24.49)%
           All contract charges                               --         1,819           $ 13,389            --              --

AXA Premier VIP Technology
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.96            --                 --            --           56.92%
           Highest contract charge 1.70% Class B (k)    $   8.74            --                 --            --           54.96%
           All contract charges                               --         1,064           $  9,352          4.93%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   5.71            --                 --            --          (44.02)%
           Highest contract charge 1.70% Class B (k)    $   5.64            --                 --            --          (44.65)%
           All contract charges                               --           344           $  1,941            --              --

EQ/Alliance Common Stock
------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                $ 227.59           498           $113,310          1.34%          48.21%
    2002   1.15% Class A                                $ 153.56           560           $ 85,993          0.05%         (33.94)%
    2001   1.15% Class A                                $ 232.44           748           $173,865          2.20%         (11.55)%
    2000   1.15% Class A                                $ 262.80           893           $234,680          0.49%         (15.01)%
    1999   1.15% Class A                                $ 309.23           993           $307,065          0.57%          23.75%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Common Stock
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 268.33           --                --            --           48.81%
           Highest contract charges 1.70% Class B (i)     $ 191.26           --                --            --           47.02%
           All contract charges                                 --        2,585          $543,840          1.34%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 180.32           --                --            --          (33.67)%
           Highest contract charges 1.70% Class B (i)     $ 130.09           --                --            --          (34.48)%
           All contract charges                                 --        2,775          $395,966          0.05%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 271.84           --                --            --           (9.43)%
           Highest contract charges 1.70% Class B (i)     $ 198.52           --                --            --           (5.22)%
           All contract charges                                 --        3,282          $714,043          2.20%             --
    2000   Lowest contact charges 1.15% Class B           $ 260.00           --                --            --          (15.40)%
           Highest contract charges 1.60% Class B (a)     $ 232.08           --                --            --          (15.61)%
           All contract charges                                 --        3,290          $818,625          0.49%             --
    1999   Lowest contact charges 1.15% Class B           $ 306.70           --                --            --           23.45%
           Highest contact charges 1.60% Class B (a)      $ 275.01           --                --            --           22.89%
           All contract charges                                 --        2,566          $469,676          0.57%             --

EQ/Alliance Growth and Income
------------------------------
           Unit Value 1.15%*

    2003   1.15% Class A                                  $  26.48           2,039          $ 54,010          1.08%          29.23%
    2002   1.15% Class A                                  $  20.49           2,361          $ 48,377          1.16%         (21.98)%
    2001   1.15% Class A                                  $  26.26           2,922          $ 76,732          0.84%          (2.45)%
    2000   1.15% Class A                                  $  26.92           3,126          $ 84,152          0.80%           7.72%
    1999   1.15% Class A                                  $  24.99           3,318          $ 82,917          0.21%          17.32%

EQ/Alliance Growth and Income
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  27.85              --                --            --           29.80%
           Highest contract charges 1.70% Class B (i)     $  24.60              --                --            --           28.18%
           All contract charges                                 --          16,140          $408,824          1.08%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  21.46              --                --            --          (21.68)%
           Highest contract charges 1.70% Class B (i)     $  19.19              --                --            --          (22.60)%
           All contract charges                                 --          17,883          $352,335          1.16%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  27.40              --                --            --            0.51%
           Highest contract charges 1.70% Class B (i)     $  24.79              --                --            --           (4.17)%
           All contract charges                                 --          18,876          $479,870          0.84%             --
    2000   Lowest contact charges 1.15% Class B           $  26.67              --                --            --            7.45%
           Highest contract charges 1.60% Class B (a)     $  25.80              --                --            --            6.92%
           All contract charges                                 --          14,497          $381,166          0.80%             --
    1999   Lowest contact charges 1.15% Class B           $  24.82              --                --            --           16.97%
           Highest contact charges 1.60% Class B (a)      $  24.13              --                --            --           16.48%
           All contract charges                                 --          10,155          $249,965          0.21%             --

EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $  19.35             460          $  8,893          3.27%           1.20%
    2002   1.15% Class A                                  $  19.12           1,043          $ 19,942          5.01%           7.66%
    2001   1.15% Class A                                  $  17.76             641          $ 11,384          5.10%           6.86%
    2000   1.15% Class A                                  $  16.62             360          $  5,983          6.25%           7.92%
    1999   1.15% Class A                                  $  15.40             451          $  6,945          5.59%          (0.96)%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  20.69              --                --            --            1.61%
           Highest contract charges 1.70% Class B (i)     $  17.72              --                --            --            0.41%
           All contract charges                                 --          11,443          $208,796          3.27%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 20.36         --                --            --           8.06%
           Highest contract charges 1.70% Class B (i)     $ 17.65         --                --            --           6.71%
           All contract charges                                --     15,412          $279,403          5.01%            --
    2001   Lowest contract charges 0.50% Class B (f)      $ 18.84         --                --            --           6.58%
           Highest contract charges 1.70% Class B (i)     $ 16.54         --                --            --           1.56%
           All contract charges                                --      9,927          $168,636          5.10%            --
    2000   Lowest contact charges 1.15% Class B           $ 16.46         --                --            --           7.58%
           Highest contract charges 1.60% Class B (a)     $ 15.75         --                --            --           7.14%
           All contract charges                                --      3,823          $ 61,666          6.25%            --
    1999   Lowest contact charges 1.15% Class B           $ 15.30         --                --            --          (1.23)%
           Highest contact charges 1.60% Class B (a)      $ 14.70         --                --            --          (1.71)%
           All contract charges                                --      2,987          $ 45,110          5.59%            --

EQ/Alliance International (o) (r)
---------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 11.82      1,843          $ 21,775          1.80%         33.86%
    2002   1.15% Class A                                  $  8.83      1,978          $ 17,465            --         (10.90)%
    2001   1.15% Class A                                  $  9.91        816          $  8,087          1.65%        (23.76)%
    2000   1.15% Class A                                  $ 13.00        941          $ 12,233          0.44%        (23.89)%
    1999   1.15% Class A                                  $ 17.08        855          $ 14,603            --          36.20%

EQ/Alliance International (o) (r)
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 12.29         --                --            --          34.47%
           Highest contract charges 1.70% Class B (i)     $ 11.05         --                --            --          32.81%
           All contract charges                                --     11,827          $133,838          1.80%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.14         --                --            --         (10.57)%
           Highest contract charges 1.70% Class B (i)     $  8.32         --                --            --         (11.59)%
           All contract charges                                --     11,380          $ 96,673            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.22         --                --            --         (22.79)%
           Highest contract charges 1.70% Class B (i)     $  9.41         --                --            --          (4.18)%
           All contract charges                                --      2,236          $ 21,452          1.65%            --
    2000   Lowest contact charges 1.15% Class B           $ 12.89         --                --            --         (24.04)%
           Highest contract charges 1.60% Class B (a)     $ 12.56         --                --            --         (24.38)%
           All contract charges                                --      1,968          $ 25,029          0.44%            --
    1999   Lowest contact charges 1.15% Class B           $ 16.97         --                --            --          35.87%
           Highest contact charges 1.60% Class B (a)      $ 16.61         --                --            --          35.25%
           All contract charges                                --      1,043          $ 17,592            --             --

EQ/Alliance Premier Growth
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  6.12          --               --            --          22.65%
           Highest contract charges 1.70% Class B (i)     $  5.78          --               --            --          21.19%
           All contract charges                                --      19,266         $112,705            --             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  4.99          --               --            --         (31.55)%
           Highest contract charges 1.70% Class B (i)     $  4.77          --               --            --         (32.35)%
           All contract charges                                --      21,871         $105,934            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  7.29          --               --            --         (20.70)%
           Highest contract charges 1.70% Class B (i)     $  7.05          --               --            --          (7.60)%
           All contract charges                                --      26,235         $186,351          0.01%            --
    2000   Lowest contact charges 1.15% Class B           $  9.53          --               --            --         (19.31)%
           Highest contract charges 1.60% Class B (a)     $  9.45          --               --            --         (19.71)%
           All contract charges                                --      23,442         $222,289          0.78%            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Premier Growth
--------------------------
    1999   Lowest contact charges 1.15% Class B           $ 11.81              --                --            --           18.08%
           Highest contact charges 1.60% Class B (a)      $ 11.77              --                --            --           17.72%
           All contract charges                                --           9,208          $108,576          0.71%             --

EQ/Alliance Quality Bond
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 16.96              --                --            --            3.03%
           Highest contract charges 1.70% Class B (k)     $ 14.97              --                --            --            1.77%
           All contract charges                                --           1,523          $ 23,461          2.77%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 16.46              --                --            --            5.92%
           Highest contract charges 1.70% Class B (k)     $ 14.71              --                --            --            4.70%
           All contract charges                                --           1,469          $ 22,156          7.12%             --

EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 14.06             402          $  5,658            --           39.62%
    2002   1.15% Class A                                  $ 10.07             428          $  4,310          0.00%         (30.88)%
    2001   1.15% Class A                                  $ 14.57             497          $  7,241          1.13%         (14.04)%
    2000   1.15% Class A                                  $ 16.95             487          $  8,255            --           12.70%
    1999   1.15% Class A                                  $ 15.04             192          $  2,888            --           26.39%

EQ/Alliance Small Cap Growth (n)
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 14.47              --                --            --           40.21%
           Highest contract charges 1.70% Class B (i)     $ 13.34              --                --            --           38.54%
           All contract charges                                --           8,248          $112,020            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.32              --                --            --          (30.55)%
           Highest contract charges 1.70% Class B (i)     $  9.63              --                --            --          (31.42)%
           All contract charges                                --           8,515          $ 83,261            --              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 14.86              --                --            --           (6.61)%
           Highest contract charges 1.70% Class B (i)     $ 14.04              --                --            --           (1.81)%
           All contract charges                                --           7,897          $112,407          1.13%             --
    2000   Lowest contact charges 1.15% Class B           $ 16.81              --                --            --           12.37%
           Highest contract charges 1.60% Class B (a)     $ 16.53              --                --            --           11.84%
           All contract charges                                --           5,684          $ 94,861            --              --
    1999   Lowest contact charges 1.15% Class B           $ 14.96              --                --            --           26.14%
           Highest contact charges 1.60% Class B (a)      $ 14.78              --                --            --           25.58%
           All contract charges                                --           3,056          $ 45,611            --              --

EQ/Bernstein Diversified Value (h)
----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.56              --                --            --           28.17%
           Highest contract charges 1.70% Class B (i)     $ 12.60              --                --            --           26.51%
           All contract charges                                --          11,483          $147,389          1.34%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.58              --                --            --          (14.05)%
           Highest contract charges 1.70% Class B (i)     $  9.96              --                --            --          (15.09)%
           All contract charges                                --          11,295          $114,230          1.40%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 12.31              --                --            --           (1.89)%
           Highest contract charges 1.70% Class B (i)     $ 11.73              --                --            --           (1.18)%
           All contract charges                                --
                                                                            8,329          $ 99,123          1.45%             --

EQ/Calvert Socially Responsible
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $  8.25              --                --            --           27.31%
           Highest contract charges 1.70% Class B (j)     $  7.82              --                --            --           25.72%
           All contract charges                                --             113          $    897            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Calvert Socially Responsible
-------------------------------
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $  6.48             --                 --            --           (26.78)%
           Highest contract charges 1.70% Class B (j)     $  6.22             --                 --            --           (27.68)%
           All contract charges                                --            105            $   655            --               --
    2001   Lowest contract charges 0.50% Class B (j)      $  8.85             --                 --            --             2.89%
           Highest contract charges 1.70% Class B (j)     $  8.60             --                 --            --             2.48%
           All contract charges                                --             19            $   165            --               --

EQ/Capital Guardian International
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  9.92             --                 --            --            31.91%
           Highest contract charges 1.70% Class B (k)     $  9.38             --                 --            --            30.46%
           All contract charges                                --            807            $ 7,656          1.58%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  7.52             --                 --            --           (14.55)%
           Highest contract charges 1.70% Class B (k)     $  7.19             --                 --            --           (15.61)%
           All contract charges                                --            348            $ 2,524          2.20%              --

EQ/Capital Guardian Research (q)
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.76              --                 --            --           30.90%
           Highest contract charges 1.70% Class B (i)     $ 10.16              --                 --            --           29.26%
           All contract charges                                --           7,243            $74,735          0.42%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.22              --                 --            --          (25.07)%
           Highest contract charges 1.70% Class B (i)     $  7.86              --                 --            --          (25.99)%
           All contract charges                                --           7,687            $61,160          0.50%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.97              --                 --            --            0.28%
           Highest contract charges 1.70% Class B (i)     $ 10.62              --                 --            --           (0.52)%
           All contract charges                                --             761            $ 8,134          0.24%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.13              --                 --            --            4.70%
           Highest contract charges 1.60% Class B (a)     $ 11.04              --                 --            --            4.15%
           All contract charges                                --             453            $ 5,016          1.01%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.63              --                 --            --            6.28%
           Highest contact charges 1.60% Class B (a)      $ 10.60              --                 --            --            5.95%
           All contract charges                                --             105            $ 1,115          0.29%             --

EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.71              --                 --            --           35.73%
           Highest contract charges 1.70% Class B (i)     $ 10.12              --                 --            --           34.02%
           All contract charges                                --           3,767            $38,585          0.32%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.89              --                 --            --          (24.06)%
           Highest contract charges 1.70% Class B (i)     $  7.55              --                 --            --          (24.96)%
           All contract charges                                --           2,882            $21,951          0.51%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.39              --                 --            --            0.29%
           Highest contract charges 1.70% Class B (i)     $ 10.06              --                 --            --           (1.08)%
           All contract charges                                --           1,152            $11,661          0.36%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.54              --                 --            --            2.43%
           Highest contract charges 1.60% Class B (a)     $ 10.46              --                 --            --            1.95%
           All contract charges                                --             602            $ 6,313          1.89%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.29              --                 --            --            2.93%
           Highest contact charges 1.60% Class B (a)      $ 10.26              --                 --            --            2.62%
           All contract charges                                --           165            $ 1,695          0.97%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Emerging Markets Equity
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.21           --                 --            --          55.05%
           Highest contract charges 1.70% Class B (i)     $  8.53           --                 --            --          53.42%
           All contract charges                                --        5,023           $ 43,647          0.80%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.94           --                 --            --          (6.31)%
           Highest contract charges 1.70% Class B (i)     $  5.56           --                 --            --          (7.65)%
           All contract charges                                --        5,016           $ 28,360            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  6.34           --                 --            --          (4.62)%
           Highest contract charges 1.70% Class B (i)     $  6.02           --                 --            --          (6.50)%
           All contract charges                                --        4,414           $ 26,903            --             --
    2000   Lowest contact charges 1.15% Class B           $  6.57           --                 --            --         (40.76)%
           Highest contract charges 1.60% Class B (a)     $  6.47           --                 --            --         (41.02)%
           All contract charges                                --        4,227           $ 27,574          8.29%            --
    1999   Lowest contact charges 1.15% Class B           $ 11.09           --                 --            --          93.54%
           Highest contact charges 1.60% Class B (a)      $ 10.97           --                 --            --          92.62%
           All contract charges                                --        2,188           $ 24,187          1.84%            --

EQ/Equity 500 Index (e)
-----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 25.65             --                 --            --          27.21%
           Highest contract charges 1.70% Class B (i)     $ 22.76             --                 --            --          25.68%
           All contract charges                                --          7,083           $166,206          1.27%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 20.16             --                 --            --         (22.79)%
           Highest contract charges 1.70% Class B (i)     $ 18.11             --                 --            --         (23.72)%
           All contract charges                                --          7,353           $136,951          0.91%            --
    2001   Lowest contract charges 0.50% Class B (f)      $ 26.11             --                 --            --         (10.08)%
           Highest contract charges 1.70% Class B (i)     $ 23.74             --                 --            --          (3.86)%
           All contract charges                                --          7,629           $185,741          0.83%            --
    2000   Lowest contact charges 1.15% Class B           $ 28.57             --                 --            --         (10.83)%
           Highest contract charges 1.60% Class B (a)     $ 27.69             --                 --            --         (11.24)%
           All contract charges                                --          7,284           $205,209          1.93%            --
    1999   Lowest contact charges 1.15% Class B           $ 32.04             --                 --            --          18.71%
           Highest contact charges 1.35% Class B (a)      $ 31.67             --                 --            --          18.48%
           All contract charges                                --             27           $    859          1.11%            --

EQ/Evergreen Omega
------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.23           --                 --            --          37.40%
           Highest contract charges 1.70% Class B (i)     $  7.75           --                 --            --          35.94%
           All contract charges                                --        1,184           $  9,300            --             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.99           --                 --            --         (24.37)%
           Highest contract charges 1.70% Class B (i)     $  5.70           --                 --            --         (25.40)%
           All contract charges                                --          834           $  4,799            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  7.92           --                 --            --         (14.95)%
           Highest contract charges 1.70% Class B (i)     $  7.64           --                 --            --          (3.10)%
           All contract charges                                --          537           $  4,131          0.01%            --
    2000   Lowest contact charges 1.15% Class B           $  9.47           --                 --            --         (12.64)%
           Highest contract charges 1.60% Class B (a)     $  9.38           --                 --            --         (13.15)%
           All contract charges                                --          279           $  2,631          0.28%            --
    1999   Lowest contact charges 1.15% Class B           $ 10.84           --                 --            --           8.46%
           Highest contact charges 1.60% Class B (a)      $ 10.80           --                 --            --           7.97%
           All contract charges                                --          191           $  2,067          0.57%            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/FI Mid Cap
-------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.01            --                --            --           42.80%
           Highest contract charges 1.70% Class B (i)     $  9.62            --                --            --           41.26%
           All contract charges                                --         7,550          $ 73,326            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.01            --                --            --          (18.87)%
           Highest contract charges 1.70% Class B (i)     $  6.81            --                --            --          (19.89)%
           All contract charges                                --         6,335          $ 43,450          0.02%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  8.64            --                --            --          (10.50)%
           Highest contract charges 1.70% Class B (i)     $  8.50            --                --            --           (3.69)%
           All contract charges                                --         3,310          $ 28,214          0.19%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.00            --                --            --            0.05%
           Highest contract charges 1.60% Class B (d)     $  9.99            --                --            --           (0.10)%
           All contract charges                                --           309          $  3,088          0.45%             --

EQ/FI Small/Mid Cap Value
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.12            --                --            --           32.65%
           Highest contract charges 1.70% Class B (i)     $ 12.10            --                --            --           30.94%
           All contract charges                                --        12,192          $150,515          0.37%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.89            --                --            --          (15.18)%
           Highest contract charges 1.70% Class B (i)     $  9.24            --                --            --          (16.15)%
           All contract charges                                --        12,999          $122,134          0.57%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 11.66            --                --            --            6.89%
           Highest contract charges 1.70% Class B (i)     $ 11.02            --                --            --           (2.28)%
           All contract charges                                --         8,376          $ 93,606          0.80%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.00            --                --            --            3.97%
           Highest contract charges 1.60% Class B (a)     $ 10.82            --                --            --            3.52%
           All contract charges                                --         2,995          $ 32,832          0.95%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.58            --                --            --            0.57%
           Highest contact charges 1.60% Class B (a)      $ 10.45            --                --            --            0.17%
           All contract charges                                --         3,249          $ 34,323          0.18%             --

EQ/J.P. Morgan Core Bond
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 14.19            --                --            --            2.84%
           Highest contract charges 1.70% Class B (k)     $ 13.20            --                --            --            1.62%
           All contract charges                                --         3,606          $ 48,363          3.08%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 13.80            --                --            --            7.56%
           Highest contract charges 1.70% Class B (k)     $ 12.99            --                --            --            6.30%
           All contract charges                                --         3,470          $ 45,666          9.56%             --

EQ/Janus Large Cap Growth
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.60
           Highest contract charges 1.70% Class B (i)     $  5.38            --                --            --           25.28%
           All contract charges                                --            --                --            --           23.70%
    2002   Unit Value 0.50% to 1.70%*                                     4,238          $ 22,937            --              --
           Lowest contract charges 0.50% Class B (f)      $  4.47
           Highest contract charges 1.70% Class B (i)     $  4.35            --                --            --          (30.70)%
           All contract charges                                --            --                --            --          (31.50)%
    2001   Lowest contract charges 0.50% Class B (f)      $  6.45         4,684          $ 20,463            --              --
           Highest contract charges 1.70% Class B (i)     $  6.35            --                --            --          (20.01)%
           All contract charges                                --            --                --            --           (5.45)%
                                                                          3,726          $ 23,722          0.01%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Janus Large Cap Growth
-------------------------
    2000   Lowest contact charges 1.15% Class B (d)       $  8.40            --                --            --           (16.00)%
           Highest contract charges 1.60% Class B (d)     $  8.39            --                --            --           (16.13)%
           All contract charges                                --           813          $  6,822          0.29%              --

EQ/Lazard Small Cap Value
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 15.15            --                --            --            36.75%
           Highest contract charges 1.70% Class B (k)     $ 14.09            --                --            --            35.07%
           All contract charges                                --         2,435          $ 34,939          1.25%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 11.08            --                --            --           (14.04)%
           Highest contract charges 1.70% Class B (k)     $ 10.43            --                --            --           (15.00)%
           All contract charges                                --         1,821          $ 19,297          0.98%              --

EQ/Marsico Focus
----------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $ 13.06             --                --            --            30.45%
           Highest contract charges 1.70% Class B (j)     $ 12.69             --                --            --            28.83%
           All contract charges                                --          4,335          $ 55,413            --               --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $ 10.01             --                --            --           (11.96)%
           Highest contract charges 1.70% Class B (j)     $  9.85             --                --            --           (13.06)%
           All contract charges                                --          2,259          $ 22,327          0.07%              --
    2001   Lowest contract charges 0.50% Class B (j)      $ 11.37             --                --            --            13.37%
           Highest contract charges 1.70% Class B (j)     $ 11.33             --                --            --            12.98%
           All contract charges                                --            100          $  1,134            --               --

EQ/Mercury Basic Value Equity
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 19.38            --                --            --            30.58%
           Highest contract charges 1.70% Class B (i)     $ 17.87            --                --            --            28.95%
           All contract charges                                --         9,649          $176,210          0.52%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 14.84            --                --            --           (17.09)%
           Highest contract charges 1.70% Class B (i)     $ 13.86            --                --            --           (18.08)%
           All contract charges                                --        10,203          $143,976          1.11%              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 17.90            --                --            --             6.06%
           Highest contract charges 1.70% Class B (i)     $ 16.92            --                --            --             1.74%
           All contract charges                                --         9,018          $154,914          3.75%              --
    2000   Lowest contact charges 1.15% Class B           $ 16.64            --                --            --            10.49%
           Highest contract charges 1.60% Class B (a)     $ 16.37            --                --            --            10.01%
           All contract charges                                --         5,957          $ 98,545          5.49%              --
    1999   Lowest contact charges 1.15% Class B           $ 15.06            --                --            --            17.56%
           Highest contact charges 1.60% Class B (a)      $ 14.88            --                --            --            17.04%
           All contract charges                                --         4,892          $ 73,439          7.79%              --

EQ/Mercury International Value (I)
----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 14.90            --                --            --            27.35%
           Highest contract charges 1.70% Class B (k)     $ 13.75            --                --            --            25.92%
           All contract charges                                --         3,627          $ 50,907          2.27%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 11.70            --                --            --           (15.83)%
           Highest contract charges 1.70% Class B (k)     $ 10.92            --                --            --           (16.83)%
           All contract charges                                --         3,783          $ 42,071          0.97%              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/MFS Emerging Growth Companies
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 12.58             --                --            --           28.76%
           Highest contract charges 1.70% Class B (i)     $ 11.60             --                --            --           27.17%
           All contract charges                                --         10,270          $121,717            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.77             --                --            --          (34.70)%
           Highest contract charges 1.70% Class B (i)     $  9.12             --                --            --          (35.46)%
           All contract charges                                --         11,520          $107,073            --              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 14.96             --                --            --          (31.09)%
           Highest contract charges 1.70% Class B (i)     $ 14.13             --                --            --          ( 4.17)%
           All contract charges                                --         14,562          $209,039          0.02%             --
    2000   Lowest contact charges 1.15% Class B           $ 22.25             --                --            --          (19.79)%
           Highest contract charges 1.60% Class B (a)     $ 21.88             --                --            --          (20.15)%
           All contract charges                                --         15,137          $334,370          2.00%             --
    1999   Lowest contact charges 1.15% Class B           $ 27.74             --                --            --           71.66%
           Highest contact charges 1.60% Class B (a)      $ 27.40             --                --            --           70.90%
           All contract charges                                --          9,927          $274,327          2.88%             --

EQ/MFS Investors Trust
----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.53             --                --            --           21.51%
           Highest contract charges 1.70% Class B (i)     $  8.03             --                --            --           20.03%
           All contract charges                                --          1,959          $ 15,936          0.61%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.02             --                --            --          (21.48)%
           Highest contract charges 1.70% Class B (i)     $  6.69             --                --            --          (22.39)%
           All contract charges                                --          2,068          $ 13,976          0.52%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  8.94             --                --            --          (14.02)%
           Highest contract charges 1.70% Class B (i)     $  8.62             --                --            --           (3.66)%
           All contract charges                                --          2,161          $ 18,760          0.42%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.55             --                --            --           (1.86)%
           Highest contract charges 1.60% Class B (a)     $ 10.45             --                --            --           (2.34)%
           All contract charges                                --          1,746          $ 18,320          0.45%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.75             --                --            --            7.74%
           Highest contact charges 1.60% Class B (a)      $ 10.70             --                --            --            6.98%
           All contract charges                                --            726          $  7,783          0.72%             --

EQ/Money Market
---------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 30.12            444          $ 13,368          0.56%          (0.34)%
    2002   1.15% Class A                                  $ 30.22            863          $ 26,080          1.15%           0.33%
    2001   1.15% Class A                                  $ 30.12            954          $ 28,734          3.96%           2.66%
    2000   1.15% Class A                                  $ 29.34            817          $ 23,971          5.16%           5.01%
    1999   1.15% Class A                                  $ 27.94          1,201          $ 33,556          4.65%           3.79%

EQ/Money Market
---------------
    2003   Unit Value 0.00% to 1.70%*
           Lowest contract charges 0.00% Class B (f)      $ 38.46               --                --            --            0.56%
           Highest contract charges 1.70% Class B (i)     $ 26.17               --                --            --          ( 1.14)%
           All contract charges                                --            5,810          $160,985          0.56%             --
    2002   Unit Value 0.00% to 1.70%*
           Lowest contract charges 0.00% Class B (f)      $ 38.24               --                --            --            1.24%
           Highest contract charges 1.70% Class B (i)     $ 26.47               --                --            --          ( 0.48)%
           All contract charges                                --            8,542          $238,649          1.15%             --
    2001   Lowest contract charges 0.00% Class B (f)      $ 37.77               --                --            --            3.56%
           Highest contract charges 1.70% Class B (i)     $ 26.60               --                --            --            0.21%
           All contract charges                                --            9,646          $269,409          3.96%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Money Market
---------------
    2000   Lowest contact charges 0.00% Class B           $ 36.47              --                 --            --            5.99%
           Highest contract charges 1.60% Class B (a)     $ 26.65              --                 --            --            4.31%
           All contract charges                                --           5,287           $146,877          5.16%             --
    1999   Lowest contact charges 0.00% Class B           $ 34.41              --                 --            --            4.72%
           Highest contact charges 1.60% Class B (a)      $ 25.55              --                 --            --            3.05%
           All contract charges                                --           5,343           $146,629          4.65%             --

EQ/Putnam Growth & Income Value
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 12.78              --                 --            --           26.16%
           Highest contract charges 1.70% Class B (k)     $ 11.78              --                 --            --           24.66%
           All contract charges                                --           3,611           $ 43,576          1.33%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.13              --                 --            --          (19.41)%
           Highest contract charges 1.70% Class B (i)     $  9.45              --                 --            --          (20.46)%
           All contract charges                                --           3,936           $ 37,988          1.31%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 12.57              --                 --            --           (5.97)%
           Highest contract charges 1.70% Class B (i)     $ 11.88              --                 --            --           (4.52)%
           All contract charges                                --           4,173           $ 50,494          0.93%             --
    2000   Lowest contact charges 1.15% Class B           $ 13.24              --                 --            --            5.58%
           Highest contract charges 1.60% Class B (a)     $ 13.02              --                 --            --            5.08%
           All contract charges                                --           3,941           $ 51,930          0.96%             --
    1999   Lowest contact charges 1.15% Class B           $ 12.54              --                 --            --           (2.49)%
           Highest contact charges 1.60% Class B (a)      $ 12.39              --                 --            --           (2.94)%
           All contract charges                                --           4,267           $ 53,363          7.95%             --

EQ/Putnam Voyager
-----------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 12.14              --                 --            --           23.38%
           Highest contract charges 1.70% Class B (k)     $ 11.20              --                 --            --           21.87%
           All contract charges                                --             117           $  1,335          0.16%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  9.84              --                 --            --          (25.85)%
           Highest contract charges 1.70% Class B (k)     $  9.19              --                 --            --          (26.66)%
           All contract charges                                --              52           $    489          0.28%             --

EQ/Small Company Index
----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.02              --                 --            --           45.15%
           Highest contract charges 1.70% Class B (i)     $ 12.10              --                 --            --           43.36%
           All contract charges                                --              --           $ 32,226          0.31%             --
    2002   Unit Value 0.50% to 1.70%*                                       2,615
           Lowest contract charges 0.50% Class B (f)      $  8.97              --                 --            --          (21.32)%
           Highest contract charges 1.70% Class B (i)     $  8.44              --                 --            --          (22.29)%
           All contract charges                                --           2,065           $ 17,685          0.55%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 11.40              --                 --            --            6.23%
           Highest contract charges 1.70% Class B (i)     $ 10.86              --                 --            --            1.92%
           All contract charges                                --           1,820           $ 20,008          0.62%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.01              --                 --            --           (4.43)%
           Highest contract charges 1.60% Class B (a)     $ 10.86              --                 --            --           (4.94)%
           All contract charges                                --           1,511           $ 16,535          7.39%             --
    1999   Lowest contact charges 1.15% Class B           $ 11.52              --                 --            --           19.25%
           Highest contact charges 1.60% Class B (a)      $ 11.42              --                 --            --           18.80%
           All contract charges                                --           1,113           $ 12,790          7.54%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2003

7. Accumulation Unit Values

        (Concluded)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Technology
-------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)       $ 4.21           --                --            --           42.71%
           Highest contract charges 1.70% Class B (i)      $ 4.02           --                --            --           41.05%
           All contract charges                                --       10,852           $44,034            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)       $ 2.95           --                --            --          (41.00)%
           Highest contract charges 1.70% Class B (i)      $ 2.85           --                --            --          (41.84)%
           All contract charges                                --       11,109           $31,875            --              --
    2001   Lowest contract charges 0.50% Class B (f)       $ 5.00           --                --            --          (18.87)%
           Highest contract charges 1.70% Class B (i)      $ 4.90           --                --            --           (3.10)%
           All contract charges                                --       11,149           $54,838          0.01%             --
    2000   Lowest contact charges 1.15% Class B            $ 6.62           --                --            --          (33.77)%
           Highest contract charges 1.60% Class B (c)      $ 6.60           --                --            --          (33.97)%
           All contract charges                                --        6,316           $41,744            --              --

(a) Units were made available for sale on May 1, 1999.
(b) Units were made available for sale on March 1, 2000.
(c) Units were made available for sale on May 2, 2000.
(d) Units were made available for sale on September 5, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000.
(f) Units were made available for sale on January 2, 2001.
(g) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001 (See Note 5).
(h) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
(i) Units were made available for sale on August 13, 2001.
(j) Units were made available for sale on September 4, 2001.
(k) Units were made available on January 14, 2002.
(l) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See
    Note 5).
(m) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(n) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(o) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(p) A substitution of EQ/Alliance Growth Investors Portfolios for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(q) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (see Note 5).
(r) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Auditors............................................   A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003................   A-3
   Statements of Operations for the Year Ended December 31, 2003..........  A-22
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2003 and 2002..........................................  A-29
   Notes to Financial Statements..........................................  A-41


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors............................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002................   F-2
   Consolidated Statements of Earnings, Years Ended
      December 31, 2003, 2002 and 2001....................................   F-3
   Consolidated Statements of Shareholder's Equity and
      Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001.. F-4 Consolidated Statements of Cash Flows, Years Ended
      December 31, 2003, 2002 and 2001....................................   F-5
   Notes to Consolidated Financial Statements.............................   F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                   --------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value     $6,783,109       $5,098,515            $8,668,349
Receivable for The Trusts shares sold ............            --               --                    --
Receivable for policy-related transactions .......       410,052          854,076               745,349
                                                      ----------       ----------            ----------
  Total assets ...................................     7,193,161        5,952,591             9,413,698
                                                      ----------       ----------            ----------
Liabilities:
Payable for The Trusts shares purchased ..........       410,052          854,076               745,349
Payable for policy-related transactions ..........            --               --                    --
                                                      ----------       ----------            ----------
  Total liabilities ..............................       410,052          854,076               745,349
                                                      ----------       ----------            ----------
Net Assets .......................................    $6,783,109       $5,098,515            $8,668,349
                                                      ==========       ==========            ==========
Accumulation Units ...............................    $6,664,336       $4,988,569            $8,551,723
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       118,773          109,946               116,626
                                                      ----------       ----------            ----------
Total net assets .................................    $6,783,109       $5,098,515            $8,668,349
                                                      ==========       ==========            ==========
Investments in shares of The Trusts, at cost .....    $6,597,930       $5,092,426            $8,584,867
The Trusts shares held
 Class A .........................................         5,021            5,066                 5,067
 Class B .........................................       597,220          482,631               808,299



                                                     AXA Moderate   AXA Moderate-Plus    AXA Premier VIP
                                                      Allocation        Allocation      Aggressive Equity
                                                    -------------- ------------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value    $653,911,297      $25,886,716        $101,412,272
Receivable for The Trusts shares sold ............             --               --              35,688
Receivable for policy-related transactions .......      1,044,373          234,527                  --
                                                     ------------      -----------        ------------
  Total assets ...................................    654,955,670       26,121,243         101,447,960
                                                     ------------      -----------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........      1,044,369          234,551                  --
Payable for policy-related transactions ..........             --               --              35,690
                                                     ------------      -----------        ------------
  Total liabilities ..............................      1,044,369          234,551              35,690
                                                     ------------      -----------        ------------
Net Assets .......................................   $653,911,301      $25,886,692        $101,412,270
                                                     ============      ===========        ============
Accumulation Units ...............................   $653,816,654      $25,767,676        $101,343,937
Retained by Equitable Life in Separate Account
 No. 49 ..........................................         94,647          119,016              68,333
                                                     ------------      -----------        ------------
Total net assets .................................   $653,911,301      $25,886,692        $101,412,270
                                                     ============      ===========        ============
Investments in shares of The Trusts, at cost .....   $605,205,348      $25,179,675        $121,689,809
The Trusts shares held
 Class A .........................................             --            5,041                  --
 Class B .........................................     44,943,111        2,311,712           4,563,128

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         AXA Premier VIP  AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                            Core Bond       Health Care        High Yield     International Equity
                                                        ---------------- ----------------- ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $516,199,383      $113,832,852      $673,254,459        $117,674,984
Receivable for The Trusts shares sold .................             --                --                --                  --
Receivable for policy-related transactions ............        916,395           122,918         1,134,143             509,655
                                                          ------------      ------------      ------------        ------------
  Total assets ........................................    517,115,778       113,955,770       674,388,602         118,184,639
                                                          ------------      ------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............        916,487           122,765         1,134,149             509,656
Payable for policy-related transactions ...............             --                --                --                  --
                                                          ------------      ------------      ------------        ------------
  Total liabilities ...................................        916,487           122,765         1,134,149             509,656
                                                          ------------      ------------      ------------        ------------
Net Assets ............................................   $516,199,291      $113,833,005      $673,254,453        $117,674,983
                                                          ============      ============      ============        ============
Accumulation Units ....................................   $516,125,121      $113,738,863      $673,177,570        $117,578,529
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         74,170            94,142            76,883              96,454
                                                          ------------      ------------      ------------        ------------
Total net assets ......................................   $516,199,291      $113,833,005      $673,254,453        $117,674,983
                                                          ============      ============      ============        ============
Investments in shares of The Trusts, at cost ..........   $517,108,861      $ 99,213,532      $698,021,748        $ 98,948,658
The Trusts shares held
 Class A ..............................................             --                --                --                  --
 Class B ..............................................     49,600,829        11,197,981       120,334,192          11,122,879



                                                            AXA Premier VIP       AXA Premier VIP   AXA Premier VIP
                                                         Large Cap Core Equity   Large Cap Growth   Large Cap Value
                                                        ----------------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value .....       $102,252,414         $197,135,642       $207,077,110
Receivable for The Trusts shares sold .................                 --                   --                 --
Receivable for policy-related transactions ............            119,671              739,846            461,409
                                                              ------------         ------------       ------------
  Total assets ........................................        102,372,085          197,875,488        207,538,519
                                                              ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............            119,671              739,996            461,259
Payable for policy-related transactions ...............                 --                   --                 --
                                                              ------------         ------------       ------------
  Total liabilities ...................................            119,671              739,996            461,259
                                                              ------------         ------------       ------------
Net Assets ............................................       $102,252,414         $197,135,492       $207,077,260
                                                              ============         ============       ============
Accumulation Units ....................................       $102,131,046         $197,049,588       $206,969,237
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            121,368               85,904            108,023
                                                              ------------         ------------       ------------
Total net assets ......................................       $102,252,414         $197,135,492       $207,077,260
                                                              ============         ============       ============
Investments in shares of The Trusts, at cost ..........       $ 87,086,586         $169,970,248       $176,625,574
The Trusts shares held
 Class A ..............................................                 --                   --                 --
 Class B ..............................................         10,335,909           21,938,431         20,147,469

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            AXA Premier VIP       AXA Premier VIP     AXA Premier VIP
                                                         Small/Mid Cap Growth   Small/Mid Cap Value      Technology
                                                        ---------------------- --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....      $246,795,946           $218,475,603        $67,252,330
Receivable for The Trusts shares sold .................                --                     --                 --
Receivable for policy-related transactions ............           626,662                623,823            409,516
                                                             ------------           ------------        -----------
  Total assets ........................................       247,422,608            219,099,426         67,661,846
                                                             ------------           ------------        -----------
Liabilities:
Payable for The Trusts shares purchased ...............           626,667                623,821            409,582
Payable for policy-related transactions ...............                --                     --                 --
                                                             ------------           ------------        -----------
  Total liabilities ...................................           626,667                623,821            409,582
                                                             ------------           ------------        -----------
Net Assets ............................................      $246,795,941           $218,475,605        $67,252,264
                                                             ============           ============        ===========
Accumulation Units ....................................      $246,717,419           $218,393,392        $67,140,542
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            78,522                 82,213            111,722
                                                             ------------           ------------        -----------
Total net assets ......................................      $246,795,941           $218,475,605        $67,252,264
                                                             ============           ============        ===========
Investments in shares of The Trusts, at cost ..........      $205,137,370           $176,368,336        $58,871,070
The Trusts shares held
 Class A ..............................................                --                     --                 --
 Class B ..............................................        28,352,086             20,912,470          7,624,564



                                                            AXA Rosenberg VIT        EQ/Alliance        EQ/Alliance
                                                         Value Long/Short Equity     Common Stock    Growth and Income
                                                        ------------------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value .....          $967,526          $  878,110,740       $427,836,097
Receivable for The Trusts shares sold .................                --                      --                 --
Receivable for policy-related transactions ............             4,448               1,071,128          1,068,502
                                                                 --------          --------------       ------------
  Total assets ........................................           971,974             879,181,868        428,904,599
                                                                 --------          --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............             4,448               1,072,737          1,068,482
Payable for policy-related transactions ...............                --                      --                 --
                                                                 --------          --------------       ------------
  Total liabilities ...................................             4,448               1,072,737          1,068,482
                                                                 --------          --------------       ------------
Net Assets ............................................          $967,526          $  878,109,131       $427,836,117
                                                                 ========          ==============       ============
Accumulation Units ....................................          $966,172          $  877,988,129       $427,792,817
Retained by Equitable Life in Separate Account
 No. 49 ...............................................             1,354                 121,002             43,300
                                                                 --------          --------------       ------------
Total net assets ......................................          $967,526          $  878,109,131       $427,836,117
                                                                 ========          ==============       ============
Investments in shares of The Trusts, at cost ..........          $977,068          $1,047,562,138       $365,577,418
The Trusts shares held
 Class A ..............................................                --                      --                 --
 Class B ..............................................           100,366              57,101,839         25,891,604



                                                          EQ/Alliance
                                                          Intermediate
                                                           Government
                                                           Securities
                                                        ---------------
Assets:
Investment in shares of The Trusts, at fair value .....  $328,235,850
Receivable for The Trusts shares sold .................            --
Receivable for policy-related transactions ............       471,784
                                                         ------------
  Total assets ........................................   328,707,634
                                                         ------------
Liabilities:
Payable for The Trusts shares purchased ...............       471,216
Payable for policy-related transactions ...............            --
                                                         ------------
  Total liabilities ...................................       471,216
                                                         ------------
Net Assets ............................................  $328,236,418
                                                         ============
Accumulation Units ....................................  $328,020,256
Retained by Equitable Life in Separate Account
 No. 49 ...............................................       216,162
                                                         ------------
Total net assets ......................................  $328,236,418
                                                         ============
Investments in shares of The Trusts, at cost ..........  $337,761,786
The Trusts shares held
 Class A ..............................................            --
 Class B ..............................................    32,653,032

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                     EQ/Alliance      EQ/Alliance     EQ/Alliance       EQ/Alliance
                                                    International   Premier Growth   Quality Bond    Small Cap Growth
                                                   --------------- ---------------- --------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value   $233,194,563     $327,944,418    $258,111,099      $334,210,852
Receivable for The Trusts shares sold ............            --               --              --                --
Receivable for policy-related transactions .......       197,117          194,303         215,660           267,821
                                                    ------------     ------------    ------------      ------------
  Total assets ...................................   233,391,680      328,138,721     258,326,759       334,478,673
                                                    ------------     ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       197,118            5,187         215,739           267,818
Payable for policy-related transactions ..........            --               --              --                --
                                                    ------------     ------------    ------------      ------------
  Total liabilities ..............................       197,118            5,187         215,739           267,818
                                                    ------------     ------------    ------------      ------------
Net Assets .......................................  $233,194,562     $328,133,534    $258,111,020      $334,210,855
                                                    ============     ============    ============      ============
Accumulation Units ...............................  $232,934,543     $326,648,781    $258,082,930      $333,931,132
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       260,019        1,484,753          28,090           279,723
                                                    ------------     ------------    ------------      ------------
Total net assets .................................  $233,194,562     $328,133,534    $258,111,020      $334,210,855
                                                    ============     ============    ============      ============
Investments in shares of The Trusts, at cost .....  $195,238,394     $420,813,017    $259,731,520      $325,912,850
The Trusts shares held
 Class A .........................................            --               --              --                --
 Class B .........................................    24,552,862       52,882,939      25,327,032        26,656,256


                                                                         EQ/Calvert    EQ/Capital
                                                       EQ/Bernstein       Socially      Guardian
                                                    Diversified Value   Responsible   International
                                                   ------------------- ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value      $907,923,024     $22,034,408   $324,214,099
Receivable for The Trusts shares sold ............               --              --             --
Receivable for policy-related transactions .......        1,105,326          79,868        453,123
                                                       ------------     -----------   ------------
  Total assets ...................................      909,028,350      22,114,276    324,667,222
                                                       ------------     -----------   ------------
Liabilities:
Payable for The Trusts shares purchased ..........        1,105,355          79,868        453,142
Payable for policy-related transactions ..........               --              --             --
                                                       ------------     -----------   ------------
  Total liabilities ..............................        1,105,355          79,868        453,142
                                                       ------------     -----------   ------------
Net Assets .......................................     $907,922,995     $22,034,408   $324,214,080
                                                       ============     ===========   ============
Accumulation Units ...............................     $907,822,648     $21,924,306   $323,808,568
Retained by Equitable Life in Separate Account
 No. 49 ..........................................          100,347         110,102        405,512
                                                       ------------     -----------   ------------
Total net assets .................................     $907,922,995     $22,034,408   $324,214,080
                                                       ============     ===========   ============
Investments in shares of The Trusts, at cost .....     $791,778,983     $19,165,579   $284,978,988
The Trusts shares held
 Class A .........................................               --              --             --
 Class B .........................................       71,163,053       2,928,844     33,621,447

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                             EQ/Capital           EQ/Capital         EQ/Emerginig
                                                         Guardian Research   Guardian U.S. Equity   Markets Equity
                                                        ------------------- ---------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....     $562,889,087         $583,374,265        $164,200,906
Receivable for The Trusts shares sold .................               --                   --                  --
Receivable for policy-related transactions ............          173,306              844,706              32,492
                                                            ------------         ------------        ------------
  Total assets ........................................      563,062,393          584,218,971         164,233,398
                                                            ------------         ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............          173,393              844,674              32,492
Payable for policy-related transactions ...............               --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities ...................................          173,393              844,674              32,492
                                                            ------------         ------------        ------------
Net Assets ............................................     $562,889,000         $583,374,297        $164,200,906
                                                            ============         ============        ============
Accumulation Units ....................................     $562,487,993         $583,096,182        $164,082,195
Retained by Equitable Life in Separate Account
 No. 49 ...............................................          401,007              278,115             118,711
                                                            ------------         ------------        ------------
Total net assets ......................................     $562,889,000         $583,374,297        $164,200,906
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost ..........     $472,626,856         $503,377,877        $127,001,669
The Trusts shares held
 Class A ..............................................               --                   --                  --
 Class B ..............................................       52,302,202           55,182,452          20,056,037


                                                         EQ/Equity 500 Index   EQ/Evergreen Omega   EQ/FI Mid Cap
                                                        --------------------- -------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value .....     $1,166,582,700         $79,159,610      $483,405,782
Receivable for The Trusts shares sold .................                 --                  --                --
Receivable for policy-related transactions ............          1,341,922             232,520           984,776
                                                            --------------         -----------      ------------
  Total assets ........................................      1,167,924,622          79,392,130       484,390,558
                                                            --------------         -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............          1,347,634             227,208           984,768
Payable for policy-related transactions ...............                 --                  --                --
                                                            --------------         -----------      ------------
  Total liabilities ...................................          1,347,634             227,208           984,768
                                                            --------------         -----------      ------------
Net Assets ............................................     $1,166,576,988         $79,164,922      $483,405,790
                                                            ==============         ===========      ============
Accumulation Units ....................................     $1,166,468,149         $78,211,652      $483,002,193
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            108,839             953,270           403,597
                                                            --------------         -----------      ------------
Total net assets ......................................     $1,166,576,988         $79,164,922      $483,405,790
                                                            ==============         ===========      ============
Investments in shares of The Trusts, at cost ..........     $1,156,844,121         $68,715,827      $389,885,634
The Trusts shares held
 Class A ..............................................                 --                  --                --
 Class B ..............................................         54,827,018           9,437,424        47,636,488


                                                         EQ/FI Small/Mid
                                                            Cap Value
                                                        -----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $441,657,454
Receivable for The Trusts shares sold .................              --
Receivable for policy-related transactions ............         526,614
                                                           ------------
  Total assets ........................................     442,184,068
                                                           ------------
Liabilities:
Payable for The Trusts shares purchased ...............         528,072
Payable for policy-related transactions ...............              --
                                                           ------------
  Total liabilities ...................................         528,072
                                                           ------------
Net Assets ............................................    $441,655,996
                                                           ============
Accumulation Units ....................................    $441,408,486
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         247,510
                                                           ------------
Total net assets ......................................    $441,655,996
                                                           ============
Investments in shares of The Trusts, at cost ..........    $366,680,581
The Trusts shares held
 Class A ..............................................              --
 Class B ..............................................      33,774,725

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                    EQ/J.P. Morgan  EQ/Janus Large   EQ/Lazard Small
                                                      Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                                   --------------- ---------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $963,639,969     $156,736,700      $550,184,677      $646,044,296
Receivable for The Trusts shares sold ............            --               --                --                --
Receivable for policy-related transactions .......       496,530          207,219           904,376         1,283,198
                                                    ------------     ------------      ------------      ------------
  Total assets ...................................   964,136,499      156,943,919       551,089,053       647,327,494
                                                    ------------     ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       496,255          207,219           903,883         1,286,607
Payable for policy-related transactions ..........            --               --                --                --
                                                    ------------     ------------      ------------      ------------
  Total liabilities ..............................       496,255          207,219           903,883         1,286,607
                                                    ------------     ------------      ------------      ------------
Net Assets .......................................  $963,640,244     $156,736,700      $550,185,170      $646,040,887
                                                    ============     ============      ============      ============
Accumulation Units ...............................  $963,307,954     $156,360,524      $549,902,102      $646,010,274
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       332,290          376,176           283,068            30,613
                                                    ------------     ------------      ------------      ------------
Total net assets .................................  $963,640,244     $156,736,700      $550,185,170      $646,040,887
                                                    ============     ============      ============      ============
Investments in shares of The Trusts, at cost .....  $965,731,497     $152,610,137      $452,049,336      $558,622,759
The Trusts shares held
 Class A .........................................            --               --                --                --
 Class B .........................................    86,171,890       27,547,383        41,369,212        48,941,548


                                                    EQ/Mercury Basic        EQ/Mercury       EQ/MFS Emerging
                                                      Value Equity     International Value   Growth Companies
                                                   ------------------ --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $466,887,838         $416,239,158        $252,327,426
Receivable for The Trusts shares sold ............              --               23,198             103,355
Receivable for policy-related transactions .......         830,316                   --                  --
                                                      ------------         ------------        ------------
  Total assets ...................................     467,718,154          416,262,356         252,430,781
                                                      ------------         ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........         831,031                   --                  --
Payable for policy-related transactions ..........              --               23,198              99,250
                                                      ------------         ------------        ------------
  Total liabilities ..............................         831,031               23,198              99,250
                                                      ------------         ------------        ------------
Net Assets .......................................    $466,887,123         $416,239,158        $252,331,531
                                                      ============         ============        ============
Accumulation Units ...............................    $466,738,637         $415,925,188        $252,025,167
Retained by Equitable Life in Separate Account
 No. 49 ..........................................         148,486              313,970             306,364
                                                      ------------         ------------        ------------
Total net assets .................................    $466,887,123         $416,239,158        $252,331,531
                                                      ============         ============        ============
Investments in shares of The Trusts, at cost .....    $397,148,052         $419,946,715        $311,557,293
The Trusts shares held
 Class A .........................................              --                   --                  --
 Class B .........................................      31,680,959           38,313,031          21,683,600

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         EQ/MFS                               EQ/Putnam           EQ/Putnam
                                                    Investors Trust   EQ/Money Market   Growth & Income Value      Voyager
                                                   ----------------- ----------------- ----------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $267,108,265      $588,112,551         $472,150,957       $255,042,767
Receivable for The Trusts shares sold ............              --                --                   --            116,704
Receivable for policy-related transactions .......         227,226         1,405,864               26,251                 --
                                                      ------------      ------------         ------------       ------------
  Total assets ...................................     267,335,491       589,518,415          472,177,208        255,159,471
                                                      ------------      ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..........         255,668         1,578,570               26,252                 --
Payable for policy-related transactions ..........              --                --                   --            116,704
                                                      ------------      ------------         ------------       ------------
  Total liabilities ..............................         255,668         1,578,570               26,252            116,704
                                                      ------------      ------------         ------------       ------------
Net Assets .......................................    $267,079,823      $587,939,845         $472,150,956       $255,042,767
                                                      ============      ============         ============       ============
Accumulation Units ...............................    $266,997,571      $587,929,052         $471,766,228       $254,403,865
Retained by Equitable Life in Separate Account
 No. 49 ..........................................          82,252            10,793              384,728            638,902
                                                      ------------      ------------         ------------       ------------
Total net assets .................................    $267,079,823      $587,939,845         $472,150,956       $255,042,767
                                                      ============      ============         ============       ============
Investments in shares of The Trusts, at cost .....    $281,262,145      $591,877,761         $469,952,920       $301,739,752
The Trusts shares held
 Class A .........................................              --                --                   --                 --
 Class B .........................................      31,246,937        57,034,215           41,943,963         21,493,543


                                                       EQ/Small
                                                    Company Index   EQ/Technology   U.S. Real Estate
                                                   --------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $240,254,902    $120,848,794       $2,060,885
Receivable for The Trusts shares sold ............            --              --               --
Receivable for policy-related transactions .......       462,864         233,835          172,535
                                                    ------------    ------------       ----------
  Total assets ...................................   240,717,766     121,082,629        2,233,420
                                                    ------------    ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ..........       462,864         233,835          172,535
Payable for policy-related transactions ..........            --              --               --
                                                    ------------    ------------       ----------
  Total liabilities ..............................       462,864         233,835          172,535
                                                    ------------    ------------       ----------
Net Assets .......................................  $240,254,902    $120,848,794       $2,060,885
                                                    ============    ============       ==========
Accumulation Units ...............................  $239,728,244    $120,700,351       $2,058,301
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       526,658         148,443            2,584
                                                    ------------    ------------       ----------
Total net assets .................................  $240,254,902    $120,848,794       $2,060,885
                                                    ============    ============       ==========
Investments in shares of The Trusts, at cost .....  $199,420,576    $113,561,100       $2,010,330
The Trusts shares held
 Class A .........................................            --             461          132,618
 Class B .........................................    22,956,093      28,197,887               --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class B 1.25%           $ 10.68                     186
AXA Aggressive Allocation ..................     Class B 1.50%           $ 10.67                     212
AXA Aggressive Allocation ..................     Class B 1.65%           $ 10.66                     195
AXA Aggressive Allocation ..................     Class B 1.70%           $ 10.66                      32

AXA Conservative Allocation ................     Class B 1.25%           $ 10.32                     153
AXA Conservative Allocation ................     Class B 1.50%           $ 10.31                     213
AXA Conservative Allocation ................     Class B 1.65%           $ 10.31                     116
AXA Conservative Allocation ................     Class B 1.70%           $ 10.30                       1

AXA Conservative-Plus Allocation ...........     Class B 1.25%           $ 10.42                      78
AXA Conservative-Plus Allocation ...........     Class B 1.50%           $ 10.41                     444
AXA Conservative-Plus Allocation ...........     Class B 1.65%           $ 10.41                     215
AXA Conservative-Plus Allocation ...........     Class B 1.70%           $ 10.41                      84

AXA Moderate Allocation ....................     Class B 0.50%           $ 48.11                      --
AXA Moderate Allocation ....................     Class B 0.95%           $ 44.36                       3
AXA Moderate Allocation ....................     Class B 1.20%           $ 42.39                   4,208
AXA Moderate Allocation ....................     Class B 1.25%           $ 10.52                   1,082
AXA Moderate Allocation ....................     Class B 1.35%           $ 41.25                     732
AXA Moderate Allocation ....................     Class B 1.40%           $ 40.88                   6,360
AXA Moderate Allocation ....................     Class B 1.50%           $ 10.51                   2,029
AXA Moderate Allocation ....................     Class B 1.55%           $ 39.77                     461
AXA Moderate Allocation ....................     Class B 1.60%           $ 39.41                   2,733
AXA Moderate Allocation ....................     Class B 1.65%           $ 10.51                     970
AXA Moderate Allocation ....................     Class B 1.70%           $ 38.70                     383
AXA Moderate Allocation ....................     Class B 1.80%           $ 38.00                      25
AXA Moderate Allocation ....................     Class B 1.90%           $ 37.31                      11

AXA Moderate-Plus Allocation ...............     Class B 1.25%           $ 10.68                     815
AXA Moderate-Plus Allocation ...............     Class B 1.50%           $ 10.67                     994
AXA Moderate-Plus Allocation ...............     Class B 1.65%           $ 10.67                     560
AXA Moderate-Plus Allocation ...............     Class B 1.70%           $ 10.66                      46

AXA Premier VIP Aggressive Equity ..........     Class B 0.50%           $ 56.83                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.95%           $ 52.40                       1
AXA Premier VIP Aggressive Equity ..........     Class B 1.20%           $ 50.07                     265
AXA Premier VIP Aggressive Equity ..........     Class B 1.25%           $ 10.68                      14
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%           $ 48.73                     812
AXA Premier VIP Aggressive Equity ..........     Class B 1.40%           $ 48.29                     352
AXA Premier VIP Aggressive Equity ..........     Class B 1.50%           $ 10.67                      70
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%           $ 46.99                     211
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%           $ 46.56                     429
AXA Premier VIP Aggressive Equity ..........     Class B 1.65%           $ 10.66                      15
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%           $ 45.72                      10
AXA Premier VIP Aggressive Equity ..........     Class B 1.80%           $ 44.89                       1
AXA Premier VIP Aggressive Equity ..........     Class B 1.90%           $ 44.08                      --

AXA Premier VIP Core Bond ..................     Class B 0.50%           $ 11.11                      --
AXA Premier VIP Core Bond ..................     Class B 0.95%           $ 11.01                      --
AXA Premier VIP Core Bond ..................     Class B 1.20%           $ 10.96                  12,153
AXA Premier VIP Core Bond ..................     Class B 1.25%           $ 10.18                     202
AXA Premier VIP Core Bond ..................     Class B 1.35%           $ 10.92                   1,187
AXA Premier VIP Core Bond ..................     Class B 1.40%           $ 10.91                  21,868
AXA Premier VIP Core Bond ..................     Class B 1.50%           $ 10.17                     446
AXA Premier VIP Core Bond ..................     Class B 1.55%           $ 10.88                   1,625
AXA Premier VIP Core Bond ..................     Class B 1.60%           $ 10.87                   8,217

   The accompanying notes are an integral part of these financial statements.
                                      A-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Core Bond .....................     Class B 1.65%           $ 10.16                     301
AXA Premier VIP Core Bond .....................     Class B 1.70%           $ 10.84                   1,202
AXA Premier VIP Core Bond .....................     Class B 1.80%           $ 10.82                     146
AXA Premier VIP Core Bond .....................     Class B 1.90%           $ 10.80                      18

AXA Premier VIP Health Care ...................     Class B 0.50%           $ 10.16                      --
AXA Premier VIP Health Care ...................     Class B 0.95%           $ 10.06                      --
AXA Premier VIP Health Care ...................     Class B 1.20%           $ 10.01                   3,394
AXA Premier VIP Health Care ...................     Class B 1.25%           $ 10.60                      79
AXA Premier VIP Health Care ...................     Class B 1.35%           $  9.98                     383
AXA Premier VIP Health Care ...................     Class B 1.40%           $  9.97                   5,004
AXA Premier VIP Health Care ...................     Class B 1.50%           $ 10.59                     124
AXA Premier VIP Health Care ...................     Class B 1.55%           $  9.94                     375
AXA Premier VIP Health Care ...................     Class B 1.60%           $  9.93                   1,758
AXA Premier VIP Health Care ...................     Class B 1.65%           $ 10.59                      86
AXA Premier VIP Health Care ...................     Class B 1.70%           $  9.91                     143
AXA Premier VIP Health Care ...................     Class B 1.80%           $  9.89                      32
AXA Premier VIP Health Care ...................     Class B 1.90%           $  9.87                       3

AXA Premier VIP High Yield ....................     Class B 0.50%           $ 31.80                      --
AXA Premier VIP High Yield ....................     Class B 0.95%           $ 29.44                      11
AXA Premier VIP High Yield ....................     Class B 1.20%           $ 28.20                   4,511
AXA Premier VIP High Yield ....................     Class B 1.25%           $ 10.60                     371
AXA Premier VIP High Yield ....................     Class B 1.35%           $ 27.48                   3,959
AXA Premier VIP High Yield ....................     Class B 1.40%           $ 27.25                   7,467
AXA Premier VIP High Yield ....................     Class B 1.50%           $ 10.59                     712
AXA Premier VIP High Yield ....................     Class B 1.55%           $ 26.55                   2,218
AXA Premier VIP High Yield ....................     Class B 1.60%           $ 26.32                   5,467
AXA Premier VIP High Yield ....................     Class B 1.65%           $ 10.59                     281
AXA Premier VIP High Yield ....................     Class B 1.70%           $ 25.87                     557
AXA Premier VIP High Yield ....................     Class B 1.80%           $ 25.43                      57
AXA Premier VIP High Yield ....................     Class B 1.90%           $ 24.99                      11

AXA Premier VIP International Equity ..........     Class B 0.50%           $ 10.52                      --
AXA Premier VIP International Equity ..........     Class B 0.95%           $ 10.43                       3
AXA Premier VIP International Equity ..........     Class B 1.20%           $ 10.38                   3,008
AXA Premier VIP International Equity ..........     Class B 1.25%           $ 11.25                      68
AXA Premier VIP International Equity ..........     Class B 1.35%           $ 10.34                     494
AXA Premier VIP International Equity ..........     Class B 1.40%           $ 10.33                   5,137
AXA Premier VIP International Equity ..........     Class B 1.50%           $ 11.24                     191
AXA Premier VIP International Equity ..........     Class B 1.55%           $ 10.30                     323
AXA Premier VIP International Equity ..........     Class B 1.60%           $ 10.29                   1,684
AXA Premier VIP International Equity ..........     Class B 1.65%           $ 11.23                      65
AXA Premier VIP International Equity ..........     Class B 1.70%           $ 10.27                     360
AXA Premier VIP International Equity ..........     Class B 1.80%           $ 10.25                       7
AXA Premier VIP International Equity ..........     Class B 1.90%           $ 10.23                       6

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%           $  9.83                      --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%           $  9.74                       9
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%           $  9.69                   2,952
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%           $ 10.59                      26
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%           $  9.66                     248
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%           $  9.65                   4,778
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%           $ 10.58                     108
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%           $  9.62                     296
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%           $  9.61                   1,850

   The accompanying notes are an integral part of these financial statements.
                                      A-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%           $ 10.58                      19
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%           $  9.59                     238
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%           $  9.57                      28
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%           $  9.55                      15

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%           $  8.90                      --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%           $  8.82                      --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%           $  8.77                   5,953
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%           $ 10.47                     113
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%           $  8.74                     802
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%           $  8.74                   9,505
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%           $ 10.46                     136
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%           $  8.71                     759
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%           $  8.70                   4,258
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%           $ 10.45                      59
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%           $  8.68                     792
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%           $  8.67                      83
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%           $  8.65                      36

AXA Premier VIP Large Cap Value ...............     Class B 0.50%           $ 10.40                      --
AXA Premier VIP Large Cap Value ...............     Class B 0.95%           $ 10.31                       1
AXA Premier VIP Large Cap Value ...............     Class B 1.20%           $ 10.26                   5,210
AXA Premier VIP Large Cap Value ...............     Class B 1.25%           $ 11.08                     106
AXA Premier VIP Large Cap Value ...............     Class B 1.35%           $ 10.23                     698
AXA Premier VIP Large Cap Value ...............     Class B 1.40%           $ 10.22                   8,731
AXA Premier VIP Large Cap Value ...............     Class B 1.50%           $ 11.07                     116
AXA Premier VIP Large Cap Value ...............     Class B 1.55%           $ 10.18                     635
AXA Premier VIP Large Cap Value ...............     Class B 1.60%           $ 10.17                   3,848
AXA Premier VIP Large Cap Value ...............     Class B 1.65%           $ 11.07                      59
AXA Premier VIP Large Cap Value ...............     Class B 1.70%           $ 10.15                     726
AXA Premier VIP Large Cap Value ...............     Class B 1.80%           $ 10.13                      81
AXA Premier VIP Large Cap Value ...............     Class B 1.90%           $ 10.11                      28

AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.50%           $  8.72                      --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.95%           $  8.65                       3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.20%           $  8.60                   7,657
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.25%           $ 10.54                     142
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.35%           $  8.58                   1,104
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.40%           $  8.57                  12,264
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.50%           $ 10.53                     274
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.55%           $  8.54                     720
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.60%           $  8.53                   5,628
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.65%           $ 10.53                      97
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.70%           $  8.52                     731
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.80%           $  8.50                      28
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.90%           $  8.48                      30

AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.50%           $ 10.40                      --
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.95%           $ 10.30                       5
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.20%           $ 10.25                   5,443
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.25%           $ 11.01                     126
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.35%           $ 10.22                     820
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.40%           $ 10.21                   9,465
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.50%           $ 11.00                     288
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.55%           $ 10.18                     545
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.60%           $ 10.17                   3,927

   The accompanying notes are an integral part of these financial statements.
                                      A-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.65%          $  10.99                     103
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.70%          $  10.15                     560
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.80%          $  10.13                      42
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.90%          $  10.11                      23

AXA Premier VIP Technology .............................     Class B 0.50%          $   8.96                      --
AXA Premier VIP Technology .............................     Class B 0.95%          $   8.88                      --
AXA Premier VIP Technology .............................     Class B 1.20%          $   8.83                   1,530
AXA Premier VIP Technology .............................     Class B 1.25%          $  10.32                      57
AXA Premier VIP Technology .............................     Class B 1.35%          $   8.81                     571
AXA Premier VIP Technology .............................     Class B 1.40%          $   8.80                   3,799
AXA Premier VIP Technology .............................     Class B 1.50%          $  10.31                     103
AXA Premier VIP Technology .............................     Class B 1.55%          $   8.77                     278
AXA Premier VIP Technology .............................     Class B 1.60%          $   8.76                   1,117
AXA Premier VIP Technology .............................     Class B 1.65%          $  10.31                      35
AXA Premier VIP Technology .............................     Class B 1.70%          $   8.74                      98
AXA Premier VIP Technology .............................     Class B 1.80%          $   8.73                       5
AXA Premier VIP Technology .............................     Class B 1.90%          $   8.71                       4

AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.25%          $  10.17                      19
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.50%          $  10.16                      32
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.65%          $  10.16                      43
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.70%          $  10.16                       1

EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 268.33                      --
EQ/Alliance Common Stock ...............................     Class B 0.95%          $ 236.45                       2
EQ/Alliance Common Stock ...............................     Class B 1.20%          $ 220.33                     548
EQ/Alliance Common Stock ...............................     Class B 1.25%          $  10.94                     307
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 211.19                   1,588
EQ/Alliance Common Stock ...............................     Class B 1.40%          $ 208.22                     814
EQ/Alliance Common Stock ...............................     Class B 1.50%          $  10.93                     698
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 199.56                     484
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 196.75                     689
EQ/Alliance Common Stock ...............................     Class B 1.65%          $  10.92                     158
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 191.26                      29
EQ/Alliance Common Stock ...............................     Class B 1.80%          $ 185.90                       5
EQ/Alliance Common Stock ...............................     Class B 1.90%          $ 180.69                       3

EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  27.85                      --
EQ/Alliance Growth and Income ..........................     Class B 0.95%          $  26.59                       2
EQ/Alliance Growth and Income ..........................     Class B 1.20%          $  25.91                   5,046
EQ/Alliance Growth and Income ..........................     Class B 1.25%          $  10.93                     209
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  25.51                     776
EQ/Alliance Growth and Income ..........................     Class B 1.40%          $  25.38                   6,681
EQ/Alliance Growth and Income ..........................     Class B 1.50%          $  10.93                     451
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  24.98                     535
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  24.85                   3,014
EQ/Alliance Growth and Income ..........................     Class B 1.65%          $  10.92                     127
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  24.60                     371
EQ/Alliance Growth and Income ..........................     Class B 1.80%          $  24.34                      57
EQ/Alliance Growth and Income ..........................     Class B 1.90%          $  24.09                      11

EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.69                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%          $  19.53                       7
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%          $  18.91                   4,619
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%          $  10.10                     119
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.54                   1,651

   The accompanying notes are an integral part of these financial statements.
                                      A-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%           $ 18.42                   6,022
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%           $ 10.10                     216
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%           $ 18.07                   1,357
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%           $ 17.95                   3,448
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%           $ 10.09                      69
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%           $ 17.72                     458
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%           $ 17.49                      18
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%           $ 17.27                       3

EQ/Alliance International ..............................     Class B 0.50%           $ 12.29                      --
EQ/Alliance International ..............................     Class B 0.95%           $ 11.81                       8
EQ/Alliance International ..............................     Class B 1.20%           $ 11.55                   5,125
EQ/Alliance International ..............................     Class B 1.25%           $ 11.20                      93
EQ/Alliance International ..............................     Class B 1.35%           $ 11.40                   2,639
EQ/Alliance International ..............................     Class B 1.40%           $ 11.35                   6,792
EQ/Alliance International ..............................     Class B 1.50%           $ 11.19                     147
EQ/Alliance International ..............................     Class B 1.55%           $ 11.20                   1,052
EQ/Alliance International ..............................     Class B 1.60%           $ 11.15                   4,026
EQ/Alliance International ..............................     Class B 1.65%           $ 11.19                      66
EQ/Alliance International ..............................     Class B 1.70%           $ 11.05                     530
EQ/Alliance International ..............................     Class B 1.80%           $ 10.95                      30
EQ/Alliance International ..............................     Class B 1.90%           $ 10.86                      14

EQ/Alliance Premier Growth .............................     Class B 0.50%           $  6.12                      --
EQ/Alliance Premier Growth .............................     Class B 0.95%           $  5.99                      93
EQ/Alliance Premier Growth .............................     Class B 1.20%           $  5.92                   5,986
EQ/Alliance Premier Growth .............................     Class B 1.25%           $ 10.36                      60
EQ/Alliance Premier Growth .............................     Class B 1.35%           $  5.88                  10,777
EQ/Alliance Premier Growth .............................     Class B 1.40%           $  5.86                   8,430
EQ/Alliance Premier Growth .............................     Class B 1.50%           $ 10.35                      80
EQ/Alliance Premier Growth .............................     Class B 1.55%           $  5.82                  11,828
EQ/Alliance Premier Growth .............................     Class B 1.60%           $  5.81                  17,115
EQ/Alliance Premier Growth .............................     Class B 1.65%           $ 10.34                      44
EQ/Alliance Premier Growth .............................     Class B 1.70%           $  5.78                     856
EQ/Alliance Premier Growth .............................     Class B 1.80%           $  5.75                     370
EQ/Alliance Premier Growth .............................     Class B 1.90%           $  5.73                     111

EQ/Alliance Quality Bond ...............................     Class B 0.50%           $ 16.96                      --
EQ/Alliance Quality Bond ...............................     Class B 0.95%           $ 16.19                       3
EQ/Alliance Quality Bond ...............................     Class B 1.20%           $ 15.77                   4,326
EQ/Alliance Quality Bond ...............................     Class B 1.25%           $ 10.21                      84
EQ/Alliance Quality Bond ...............................     Class B 1.35%           $ 15.53                     631
EQ/Alliance Quality Bond ...............................     Class B 1.40%           $ 15.45                   7,296
EQ/Alliance Quality Bond ...............................     Class B 1.50%           $ 10.20                     207
EQ/Alliance Quality Bond ...............................     Class B 1.55%           $ 15.21                     519
EQ/Alliance Quality Bond ...............................     Class B 1.60%           $ 15.13                   3,122
EQ/Alliance Quality Bond ...............................     Class B 1.65%           $ 10.20                      95
EQ/Alliance Quality Bond ...............................     Class B 1.70%           $ 14.97                     512
EQ/Alliance Quality Bond ...............................     Class B 1.80%           $ 14.82                      12
EQ/Alliance Quality Bond ...............................     Class B 1.90%           $ 14.67                      25

EQ/Alliance Small Cap Growth ...........................     Class B 0.50%           $ 14.47                      --
EQ/Alliance Small Cap Growth ...........................     Class B 0.95%           $ 14.04                      30
EQ/Alliance Small Cap Growth ...........................     Class B 1.20%           $ 13.80                   4,091
EQ/Alliance Small Cap Growth ...........................     Class B 1.25%           $ 10.77                     109
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%           $ 13.66                   6,324

   The accompanying notes are an integral part of these financial statements.
                                      A-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance Small Cap Growth ..............     Class B 1.40%           $ 13.61                   5,936
EQ/Alliance Small Cap Growth ..............     Class B 1.50%           $ 10.76                     157
EQ/Alliance Small Cap Growth ..............     Class B 1.55%           $ 13.48                   2,809
EQ/Alliance Small Cap Growth ..............     Class B 1.60%           $ 13.43                   4,534
EQ/Alliance Small Cap Growth ..............     Class B 1.65%           $ 10.75                      81
EQ/Alliance Small Cap Growth ..............     Class B 1.70%           $ 13.34                     478
EQ/Alliance Small Cap Growth ..............     Class B 1.80%           $ 13.25                      48
EQ/Alliance Small Cap Growth ..............     Class B 1.90%           $ 13.16                      25

EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 13.56                      --
EQ/Bernstein Diversified Value ............     Class B 0.95%           $ 13.19                      38
EQ/Bernstein Diversified Value ............     Class B 1.20%           $ 12.99                  14,531
EQ/Bernstein Diversified Value ............     Class B 1.25%           $ 10.95                     329
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 12.88                  10,036
EQ/Bernstein Diversified Value ............     Class B 1.40%           $ 12.84                  21,328
EQ/Bernstein Diversified Value ............     Class B 1.50%           $ 10.94                     544
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 12.72                   6,106
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 12.68                  15,959
EQ/Bernstein Diversified Value ............     Class B 1.65%           $ 10.93                     310
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 12.60                   1,481
EQ/Bernstein Diversified Value ............     Class B 1.80%           $ 12.53                     245
EQ/Bernstein Diversified Value ............     Class B 1.90%           $ 12.45                      66

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.25                      --
EQ/Calvert Socially Responsible ...........     Class B 0.95%           $  8.09                      --
EQ/Calvert Socially Responsible ...........     Class B 1.20%           $  8.00                     744
EQ/Calvert Socially Responsible ...........     Class B 1.25%           $ 10.50                      17
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  7.94                     189
EQ/Calvert Socially Responsible ...........     Class B 1.40%           $  7.93                     964
EQ/Calvert Socially Responsible ...........     Class B 1.50%           $ 10.49                       6
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  7.87                     101
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  7.86                     478
EQ/Calvert Socially Responsible ...........     Class B 1.65%           $ 10.49                       5
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.82                     249
EQ/Calvert Socially Responsible ...........     Class B 1.80%           $  7.79                       3
EQ/Calvert Socially Responsible ...........     Class B 1.90%           $  7.75                      --

EQ/Capital Guardian International .........     Class B 0.50%           $  9.92                      --
EQ/Capital Guardian International .........     Class B 0.95%           $  9.71                      39
EQ/Capital Guardian International .........     Class B 1.20%           $  9.60                   6,516
EQ/Capital Guardian International .........     Class B 1.25%           $ 11.19                     150
EQ/Capital Guardian International .........     Class B 1.35%           $  9.53                   3,761
EQ/Capital Guardian International .........     Class B 1.40%           $  9.51                   8,648
EQ/Capital Guardian International .........     Class B 1.50%           $ 11.18                     181
EQ/Capital Guardian International .........     Class B 1.55%           $  9.44                   2,832
EQ/Capital Guardian International .........     Class B 1.60%           $  9.42                  10,611
EQ/Capital Guardian International .........     Class B 1.65%           $ 11.17                     178
EQ/Capital Guardian International .........     Class B 1.70%           $  9.38                   1,026
EQ/Capital Guardian International .........     Class B 1.80%           $  9.33                      47
EQ/Capital Guardian International .........     Class B 1.90%           $  9.29                      36

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 10.76                      --
EQ/Capital Guardian Research ..............     Class B 0.95%           $ 10.53                      66
EQ/Capital Guardian Research ..............     Class B 1.20%           $ 10.41                   7,741
EQ/Capital Guardian Research ..............     Class B 1.25%           $ 10.73                     154
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 10.33                  17,536

   The accompanying notes are an integral part of these financial statements.
                                      A-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian Research ............     Class B 1.40%           $ 10.30                   8,367
EQ/Capital Guardian Research ............     Class B 1.50%           $ 10.72                     143
EQ/Capital Guardian Research ............     Class B 1.55%           $ 10.23                   6,957
EQ/Capital Guardian Research ............     Class B 1.60%           $ 10.21                  12,682
EQ/Capital Guardian Research ............     Class B 1.65%           $ 10.72                      86
EQ/Capital Guardian Research ............     Class B 1.70%           $ 10.16                     776
EQ/Capital Guardian Research ............     Class B 1.80%           $ 10.11                      79
EQ/Capital Guardian Research ............     Class B 1.90%           $ 10.07                      35

EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 10.71                      --
EQ/Capital Guardian U.S. Equity .........     Class B 0.95%           $ 10.48                      34
EQ/Capital Guardian U.S. Equity .........     Class B 1.20%           $ 10.36                  13,433
EQ/Capital Guardian U.S. Equity .........     Class B 1.25%           $ 10.80                     338
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 10.29                   6,120
EQ/Capital Guardian U.S. Equity .........     Class B 1.40%           $ 10.26                  15,286
EQ/Capital Guardian U.S. Equity .........     Class B 1.50%           $ 10.79                     368
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.19                   4,616
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.17                  14,963
EQ/Capital Guardian U.S. Equity .........     Class B 1.65%           $ 10.79                     275
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.12                   1,222
EQ/Capital Guardian U.S. Equity .........     Class B 1.80%           $ 10.07                     120
EQ/Capital Guardian U.S. Equity .........     Class B 1.90%           $ 10.02                      38

EQ/Emerging Markets Equity ..............     Class B 0.50%           $  9.21                      --
EQ/Emerging Markets Equity ..............     Class B 0.95%           $  8.95                      12
EQ/Emerging Markets Equity ..............     Class B 1.20%           $  8.81                   2,700
EQ/Emerging Markets Equity ..............     Class B 1.25%           $ 11.50                      64
EQ/Emerging Markets Equity ..............     Class B 1.35%           $  8.72                   4,287
EQ/Emerging Markets Equity ..............     Class B 1.40%           $  8.69                   5,307
EQ/Emerging Markets Equity ..............     Class B 1.50%           $ 11.49                     209
EQ/Emerging Markets Equity ..............     Class B 1.55%           $  8.61                   1,462
EQ/Emerging Markets Equity ..............     Class B 1.60%           $  8.58                   4,232
EQ/Emerging Markets Equity ..............     Class B 1.65%           $ 11.48                      46
EQ/Emerging Markets Equity ..............     Class B 1.70%           $  8.53                     457
EQ/Emerging Markets Equity ..............     Class B 1.80%           $  8.47                      20
EQ/Emerging Markets Equity ..............     Class B 1.90%           $  8.42                      --

EQ/Equity 500 Index .....................     Class B 0.50%           $ 25.65                      --
EQ/Equity 500 Index .....................     Class B 0.95%           $ 24.53                      10
EQ/Equity 500 Index .....................     Class B 1.20%           $ 23.92                   8,439
EQ/Equity 500 Index .....................     Class B 1.25%           $ 10.77                     374
EQ/Equity 500 Index .....................     Class B 1.35%           $ 23.57                  10,779
EQ/Equity 500 Index .....................     Class B 1.40%           $ 23.45                  12,430
EQ/Equity 500 Index .....................     Class B 1.50%           $ 10.77                     620
EQ/Equity 500 Index .....................     Class B 1.55%           $ 23.10                   4,750
EQ/Equity 500 Index .....................     Class B 1.60%           $ 22.99                  11,512
EQ/Equity 500 Index .....................     Class B 1.65%           $ 10.76                     204
EQ/Equity 500 Index .....................     Class B 1.70%           $ 22.76                   1,074
EQ/Equity 500 Index .....................     Class B 1.80%           $ 22.53                     285
EQ/Equity 500 Index .....................     Class B 1.90%           $ 22.31                      28

EQ/Evergreen Omega ......................     Class B 0.50%           $  8.23                      --
EQ/Evergreen Omega ......................     Class B 0.95%           $  8.05                      --
EQ/Evergreen Omega ......................     Class B 1.20%           $  7.95                   2,600
EQ/Evergreen Omega ......................     Class B 1.25%           $ 10.70                      85
EQ/Evergreen Omega ......................     Class B 1.35%           $  7.89                     552

   The accompanying notes are an integral part of these financial statements.
                                      A-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
EQ/Evergreen Omega ................     Class B 1.40%          $  7.87                    3,589
EQ/Evergreen Omega ................     Class B 1.50%          $ 10.69                      120
EQ/Evergreen Omega ................     Class B 1.55%          $  7.81                      500
EQ/Evergreen Omega ................     Class B 1.60%          $  7.79                    2,016
EQ/Evergreen Omega ................     Class B 1.65%          $ 10.69                      126
EQ/Evergreen Omega ................     Class B 1.70%          $  7.75                      218
EQ/Evergreen Omega ................     Class B 1.80%          $  7.71                        9
EQ/Evergreen Omega ................     Class B 1.90%          $  7.67                        7

EQ/FI Mid Cap .....................     Class B 0.50%          $ 10.01                       --
EQ/FI Mid Cap .....................     Class B 0.95%          $  9.86                       34
EQ/FI Mid Cap .....................     Class B 1.20%          $  9.78                   12,491
EQ/FI Mid Cap .....................     Class B 1.25%          $ 11.35                      306
EQ/FI Mid Cap .....................     Class B 1.35%          $  9.73                    2,874
EQ/FI Mid Cap .....................     Class B 1.40%          $  9.71                   16,253
EQ/FI Mid Cap .....................     Class B 1.50%          $ 11.34                      415
EQ/FI Mid Cap .....................     Class B 1.55%          $  9.67                    5,343
EQ/FI Mid Cap .....................     Class B 1.60%          $  9.65                   10,509
EQ/FI Mid Cap .....................     Class B 1.65%          $ 11.33                      291
EQ/FI Mid Cap .....................     Class B 1.70%          $  9.62                      883
EQ/FI Mid Cap .....................     Class B 1.80%          $  9.58                      146
EQ/FI Mid Cap .....................     Class B 1.90%          $  9.55                       22

EQ/FI Small/Mid Cap Value .........     Class B 0.50%          $ 13.12                       --
EQ/FI Small/Mid Cap Value .........     Class B 0.95%          $ 12.73                       20
EQ/FI Small/Mid Cap Value .........     Class B 1.20%          $ 12.52                    8,508
EQ/FI Small/Mid Cap Value .........     Class B 1.25%          $ 11.06                      148
EQ/FI Small/Mid Cap Value .........     Class B 1.35%          $ 12.39                    2,639
EQ/FI Small/Mid Cap Value .........     Class B 1.40%          $ 12.35                   12,257
EQ/FI Small/Mid Cap Value .........     Class B 1.50%          $ 11.05                      314
EQ/FI Small/Mid Cap Value .........     Class B 1.55%          $ 12.22                    3,783
EQ/FI Small/Mid Cap Value .........     Class B 1.60%          $ 12.18                    7,229
EQ/FI Small/Mid Cap Value .........     Class B 1.65%          $ 11.04                      148
EQ/FI Small/Mid Cap Value .........     Class B 1.70%          $ 12.10                      636
EQ/FI Small/Mid Cap Value .........     Class B 1.80%          $ 12.02                      120
EQ/FI Small/Mid Cap Value .........     Class B 1.90%          $ 11.94                       39

EQ/J.P. Morgan Core Bond ..........     Class B 0.50%          $ 14.19                       --
EQ/J.P. Morgan Core Bond ..........     Class B 0.95%          $ 13.81                       36
EQ/J.P. Morgan Core Bond ..........     Class B 1.20%          $ 13.60                   11,974
EQ/J.P. Morgan Core Bond ..........     Class B 1.25%          $ 10.21                      252
EQ/J.P. Morgan Core Bond ..........     Class B 1.35%          $ 13.48                   12,484
EQ/J.P. Morgan Core Bond ..........     Class B 1.40%          $ 13.44                   18,211
EQ/J.P. Morgan Core Bond ..........     Class B 1.50%          $ 10.20                      460
EQ/J.P. Morgan Core Bond ..........     Class B 1.55%          $ 13.32                   10,672
EQ/J.P. Morgan Core Bond ..........     Class B 1.60%          $ 13.28                   16,175
EQ/J.P. Morgan Core Bond ..........     Class B 1.65%          $ 10.20                      284
EQ/J.P. Morgan Core Bond ..........     Class B 1.70%          $ 13.20                    1,175
EQ/J.P. Morgan Core Bond ..........     Class B 1.80%          $ 13.12                      276
EQ/J.P. Morgan Core Bond ..........     Class B 1.90%          $ 13.04                       60

EQ/Janus Large Cap Growth .........     Class B 0.50%          $  5.60                       --
EQ/Janus Large Cap Growth .........     Class B 0.95%          $  5.52                       28
EQ/Janus Large Cap Growth .........     Class B 1.20%          $  5.47                    5,658
EQ/Janus Large Cap Growth .........     Class B 1.25%          $ 10.48                       55
EQ/Janus Large Cap Growth .........     Class B 1.35%          $  5.44                    1,266

   The accompanying notes are an integral part of these financial statements.
                                      A-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                           ------------------   -----------------   --------------------------
EQ/Janus Large Cap Growth ..............     Class B 1.40%          $  5.44                    7,279
EQ/Janus Large Cap Growth ..............     Class B 1.50%          $ 10.47                       54
EQ/Janus Large Cap Growth ..............     Class B 1.55%          $  5.41                    6,804
EQ/Janus Large Cap Growth ..............     Class B 1.60%          $  5.40                    6,805
EQ/Janus Large Cap Growth ..............     Class B 1.65%          $ 10.46                       46
EQ/Janus Large Cap Growth ..............     Class B 1.70%          $  5.38                      561
EQ/Janus Large Cap Growth ..............     Class B 1.80%          $  5.36                       75
EQ/Janus Large Cap Growth ..............     Class B 1.90%          $  5.34                       38

EQ/Lazard Small Cap Value ..............     Class B 0.50%          $ 15.15                       --
EQ/Lazard Small Cap Value ..............     Class B 0.95%          $ 14.75                       17
EQ/Lazard Small Cap Value ..............     Class B 1.20%          $ 14.52                    8,124
EQ/Lazard Small Cap Value ..............     Class B 1.25%          $ 10.94                      232
EQ/Lazard Small Cap Value ..............     Class B 1.35%          $ 14.39                    7,289
EQ/Lazard Small Cap Value ..............     Class B 1.40%          $ 14.35                   10,965
EQ/Lazard Small Cap Value ..............     Class B 1.50%          $ 10.94                      337
EQ/Lazard Small Cap Value ..............     Class B 1.55%          $ 14.22                    3,182
EQ/Lazard Small Cap Value ..............     Class B 1.60%          $ 14.17                    7,354
EQ/Lazard Small Cap Value ..............     Class B 1.65%          $ 10.93                      191
EQ/Lazard Small Cap Value ..............     Class B 1.70%          $ 14.09                      641
EQ/Lazard Small Cap Value ..............     Class B 1.80%          $ 14.00                      144
EQ/Lazard Small Cap Value ..............     Class B 1.90%          $ 13.92                       44

EQ/Marsico Focus .......................     Class B 0.50%          $ 13.06                       --
EQ/Marsico Focus .......................     Class B 0.95%          $ 12.92                        3
EQ/Marsico Focus .......................     Class B 1.20%          $ 12.84                   13,403
EQ/Marsico Focus .......................     Class B 1.25%          $ 10.59                      348
EQ/Marsico Focus .......................     Class B 1.35%          $ 12.80                    2,058
EQ/Marsico Focus .......................     Class B 1.40%          $ 12.78                   20,675
EQ/Marsico Focus .......................     Class B 1.50%          $ 10.58                      642
EQ/Marsico Focus .......................     Class B 1.55%          $ 12.74                    1,338
EQ/Marsico Focus .......................     Class B 1.60%          $ 12.72                   10,296
EQ/Marsico Focus .......................     Class B 1.65%          $ 10.57                      435
EQ/Marsico Focus .......................     Class B 1.70%          $ 12.69                    1,510
EQ/Marsico Focus .......................     Class B 1.80%          $ 12.66                       55
EQ/Marsico Focus .......................     Class B 1.90%          $ 12.63                       14

EQ/Mercury Basic Value Equity ..........     Class B 0.50%          $ 19.38                       --
EQ/Mercury Basic Value Equity ..........     Class B 0.95%          $ 18.80                        1
EQ/Mercury Basic Value Equity ..........     Class B 1.20%          $ 18.49                    5,670
EQ/Mercury Basic Value Equity ..........     Class B 1.25%          $ 10.93                      189
EQ/Mercury Basic Value Equity ..........     Class B 1.35%          $ 18.30                    4,955
EQ/Mercury Basic Value Equity ..........     Class B 1.40%          $ 18.24                    8,213
EQ/Mercury Basic Value Equity ..........     Class B 1.50%          $ 10.92                      371
EQ/Mercury Basic Value Equity ..........     Class B 1.55%          $ 18.05                    1,339
EQ/Mercury Basic Value Equity ..........     Class B 1.60%          $ 17.99                    4,335
EQ/Mercury Basic Value Equity ..........     Class B 1.65%          $ 10.92                      210
EQ/Mercury Basic Value Equity ..........     Class B 1.70%          $ 17.87                      502
EQ/Mercury Basic Value Equity ..........     Class B 1.80%          $ 17.75                       66
EQ/Mercury Basic Value Equity ..........     Class B 1.90%          $ 17.63                       39

EQ/Mercury International Value .........     Class B 0.50%          $ 14.90                       --
EQ/Mercury International Value .........     Class B 0.95%          $ 14.46                       51
EQ/Mercury International Value .........     Class B 1.20%          $ 14.22                    4,396
EQ/Mercury International Value .........     Class B 1.25%          $ 11.11                       73
EQ/Mercury International Value .........     Class B 1.35%          $ 14.08                   10,329

   The accompanying notes are an integral part of these financial statements.
                                      A-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Mercury International Value ...........     Class B 1.40%           $ 14.03                   5,257
EQ/Mercury International Value ...........     Class B 1.50%           $ 11.10                      55
EQ/Mercury International Value ...........     Class B 1.55%           $ 13.89                   3,673
EQ/Mercury International Value ...........     Class B 1.60%           $ 13.84                   5,316
EQ/Mercury International Value ...........     Class B 1.65%           $ 11.09                      30
EQ/Mercury International Value ...........     Class B 1.70%           $ 13.75                     441
EQ/Mercury International Value ...........     Class B 1.80%           $ 13.65                      63
EQ/Mercury International Value ...........     Class B 1.90%           $ 13.56                      21

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 12.58                      --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%           $ 12.20                      42
EQ/MFS Emerging Growth Companies .........     Class B 1.20%           $ 12.00                   1,506
EQ/MFS Emerging Growth Companies .........     Class B 1.25%           $ 10.25                      22
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 11.88                   9,491
EQ/MFS Emerging Growth Companies .........     Class B 1.40%           $ 11.84                   2,043
EQ/MFS Emerging Growth Companies .........     Class B 1.50%           $ 10.24                      48
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 11.72                   3,344
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 11.68                   4,710
EQ/MFS Emerging Growth Companies .........     Class B 1.65%           $ 10.24                      29
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 11.60                      93
EQ/MFS Emerging Growth Companies .........     Class B 1.80%           $ 11.52                      20
EQ/MFS Emerging Growth Companies .........     Class B 1.90%           $ 11.44                       3

EQ/MFS Investors Trust ...................     Class B 0.50%           $  8.53                      --
EQ/MFS Investors Trust ...................     Class B 0.95%           $  8.34                       6
EQ/MFS Investors Trust ...................     Class B 1.20%           $  8.23                   4,026
EQ/MFS Investors Trust ...................     Class B 1.25%           $ 10.58                      51
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.17                   6,684
EQ/MFS Investors Trust ...................     Class B 1.40%           $  8.15                   4,865
EQ/MFS Investors Trust ...................     Class B 1.50%           $ 10.57                      69
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.09                   6,613
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.07                   9,707
EQ/MFS Investors Trust ...................     Class B 1.65%           $ 10.57                      69
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.03                     598
EQ/MFS Investors Trust ...................     Class B 1.80%           $  7.99                     111
EQ/MFS Investors Trust ...................     Class B 1.90%           $  7.94                      12

EQ/Money Market ..........................     Class B 0.00%           $ 38.46                     149
EQ/Money Market ..........................     Class B 0.50%           $ 34.36                      --
EQ/Money Market ..........................     Class B 0.95%           $ 31.04                       2
EQ/Money Market ..........................     Class B 1.20%           $ 29.33                   1,972
EQ/Money Market ..........................     Class B 1.25%           $  9.98                     252
EQ/Money Market ..........................     Class B 1.35%           $ 28.34                   3,834
EQ/Money Market ..........................     Class B 1.40%           $ 28.02                   4,639
EQ/Money Market ..........................     Class B 1.50%           $  9.97                   1,312
EQ/Money Market ..........................     Class B 1.55%           $ 27.08                   3,186
EQ/Money Market ..........................     Class B 1.60%           $ 26.78                   6,370
EQ/Money Market ..........................     Class B 1.65%           $  9.96                      42
EQ/Money Market ..........................     Class B 1.70%           $ 26.17                     434
EQ/Money Market ..........................     Class B 1.80%           $ 25.58                      36
EQ/Money Market ..........................     Class B 1.90%           $ 25.00                      21

EQ/Putnam Growth & Income Value ..........     Class B 0.50%           $ 12.78                      --
EQ/Putnam Growth & Income Value ..........     Class B 0.95%           $ 12.40                      18
EQ/Putnam Growth & Income Value ..........     Class B 1.20%           $ 12.19                   3,680
EQ/Putnam Growth & Income Value ..........     Class B 1.25%           $ 10.98                      63

   The accompanying notes are an integral part of these financial statements.
                                      A-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Putnam Growth & Income Value .........     Class B 1.35%           $ 12.07                  18,895
EQ/Putnam Growth & Income Value .........     Class B 1.40%           $ 12.02                   4,353
EQ/Putnam Growth & Income Value .........     Class B 1.50%           $ 10.97                      68
EQ/Putnam Growth & Income Value .........     Class B 1.55%           $ 11.90                   6,009
EQ/Putnam Growth & Income Value .........     Class B 1.60%           $ 11.86                   5,701
EQ/Putnam Growth & Income Value .........     Class B 1.65%           $ 10.97                      42
EQ/Putnam Growth & Income Value .........     Class B 1.70%           $ 11.78                     307
EQ/Putnam Growth & Income Value .........     Class B 1.80%           $ 11.70                     120
EQ/Putnam Growth & Income Value .........     Class B 1.90%           $ 11.62                      25

EQ/Putnam Voyager .......................     Class B 0.50%           $ 12.14                      --
EQ/Putnam Voyager .......................     Class B 0.95%           $ 11.78                       5
EQ/Putnam Voyager .......................     Class B 1.20%           $ 11.58                   2,153
EQ/Putnam Voyager .......................     Class B 1.25%           $ 10.42                      34
EQ/Putnam Voyager .......................     Class B 1.35%           $ 11.46                  11,360
EQ/Putnam Voyager .......................     Class B 1.40%           $ 11.43                   2,284
EQ/Putnam Voyager .......................     Class B 1.50%           $ 10.41                      83
EQ/Putnam Voyager .......................     Class B 1.55%           $ 11.31                   3,197
EQ/Putnam Voyager .......................     Class B 1.60%           $ 11.27                   2,971
EQ/Putnam Voyager .......................     Class B 1.65%           $ 10.41                      15
EQ/Putnam Voyager .......................     Class B 1.70%           $ 11.20                     164
EQ/Putnam Voyager .......................     Class B 1.80%           $ 11.12                      16
EQ/Putnam Voyager .......................     Class B 1.90%           $ 11.05                       3

EQ/Small Company Index ..................     Class B 0.50%           $ 13.02                      --
EQ/Small Company Index ..................     Class B 0.95%           $ 12.67                      15
EQ/Small Company Index ..................     Class B 1.20%           $ 12.48                   3,847
EQ/Small Company Index ..................     Class B 1.25%           $ 10.73                     121
EQ/Small Company Index ..................     Class B 1.35%           $ 12.36                   3,320
EQ/Small Company Index ..................     Class B 1.40%           $ 12.32                   6,188
EQ/Small Company Index ..................     Class B 1.50%           $ 10.72                     207
EQ/Small Company Index ..................     Class B 1.55%           $ 12.21                   1,152
EQ/Small Company Index ..................     Class B 1.60%           $ 12.18                   4,084
EQ/Small Company Index ..................     Class B 1.65%           $ 10.71                      79
EQ/Small Company Index ..................     Class B 1.70%           $ 12.10                     449
EQ/Small Company Index ..................     Class B 1.80%           $ 12.03                      41
EQ/Small Company Index ..................     Class B 1.90%           $ 11.95                      13

EQ/Technology ...........................     Class B 0.50%           $  4.21                      --
EQ/Technology ...........................     Class B 0.95%           $  4.14                      55
EQ/Technology ...........................     Class B 1.20%           $  4.10                   3,485
EQ/Technology ...........................     Class B 1.25%           $ 10.25                      26
EQ/Technology ...........................     Class B 1.35%           $  4.08                   2,731
EQ/Technology ...........................     Class B 1.40%           $  4.07                   6,772
EQ/Technology ...........................     Class B 1.50%           $ 10.24                      69
EQ/Technology ...........................     Class B 1.55%           $  4.05                   7,749
EQ/Technology ...........................     Class B 1.60%           $  4.04                   8,291
EQ/Technology ...........................     Class B 1.65%           $ 10.23                      29
EQ/Technology ...........................     Class B 1.70%           $  4.02                     258
EQ/Technology ...........................     Class B 1.80%           $  4.01                      66
EQ/Technology ...........................     Class B 1.90%           $  3.99                      15

U.S. Real Estate ........................     Class B 0.50%                --                      --
U.S. Real Estate ........................     Class B 0.95%                --                      --
U.S. Real Estate ........................     Class B 1.20%                --                      --
U.S. Real Estate ........................     Class B 1.25%           $ 11.00                      37

   The accompanying notes are an integral part of these financial statements.
                                      A-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003

                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                             ------------------   -----------------   --------------------------
U.S. Real Estate .........     Class B 1.35%                --                     --
U.S. Real Estate .........     Class B 1.40%                --                     --
U.S. Real Estate .........     Class B 1.50%           $ 11.00                    109
U.S. Real Estate .........     Class B 1.55%                --                     --
U.S. Real Estate .........     Class B 1.60%                --                     --
U.S. Real Estate .........     Class B 1.65%           $ 10.99                     41
U.S. Real Estate .........     Class B 1.70%           $ 10.99                      1
U.S. Real Estate .........     Class B 1.80%                --                     --
U.S. Real Estate .........     Class B 1.90%                --                     --


   The accompanying notes are an integral part of these financial statements.
                                      A-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                    Allocation (a)    Allocation (a)        Allocation (a)
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 16,628           $39,253              $ 84,959
 Expenses:
  Asset-based charges ............................        8,046             4,698                12,664
                                                       --------           -------              --------
Net Investment Income (Loss) .....................        8,582            34,555                72,295
                                                       --------           -------              --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          166             1,588                 6,184
  Realized gain distribution from The Trusts .....           --                --                    --
                                                       --------           -------              --------
 Net realized gain (loss) ........................          166             1,588                 6,184
                                                       --------           -------              --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      185,179             6,089                83,482
                                                       --------           -------              --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      185,345             7,677                89,666
                                                       --------           -------              --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $193,927           $42,232              $161,961
                                                       ========           =======              ========


                                                    AXA Moderate   AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation      Allocation (a)    Aggressive Equity      Core Bond
                                                   -------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $12,821,194         $141,942         $         --       $ 14,080,683
 Expenses:
  Asset-based charges ............................    4,858,620           31,773            1,087,687          5,491,011
                                                    -----------         --------         ------------       ------------
Net Investment Income (Loss) .....................    7,962,574          110,169           (1,087,687)         8,589,672
                                                    -----------         --------         ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      335,685            9,579           (6,159,584)         1,417,213
  Realized gain distribution from The Trusts .....           --               --                   --              1,210
                                                    -----------         --------         ------------       ------------
 Net realized gain (loss) ........................      335,685            9,579           (6,159,584)         1,418,423
                                                    -----------         --------         ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   54,136,993          707,041           30,769,957         (2,615,602)
                                                    -----------         --------         ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   54,472,678          716,620           24,610,373         (1,197,179)
                                                    -----------         --------         ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $62,435,252         $826,789         $ 23,522,686       $  7,392,493
                                                    ===========         ========         ============       ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Premier VIP  AXA Premier VIP      AXA Premier VIP        AXA Premier VIP
                                                      Health Care       High Yield     International Equity   Large Cap Core Equity
                                                   ---------------- ----------------- ---------------------- -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   983,567     $ 31,050,761         $   519,607             $   114,981
 Expenses:
  Asset-based charges ............................        877,380        6,325,042             830,866                 866,746
                                                      -----------     ------------         -----------             -----------
Net Investment Income (Loss) .....................        106,187       24,725,720            (311,259)               (751,765)
                                                      -----------     ------------         -----------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        484,521       (7,573,108)          1,355,338                (381,630)
  Realized gain distribution from The Trusts .....          5,416               --                  --                      --
                                                      -----------     ------------         -----------             -----------
 Net realized gain (loss) ........................        489,937       (7,573,108)          1,355,338                (381,630)
                                                      -----------     ------------         -----------             -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     15,397,189       59,507,578          19,882,062              16,593,880
                                                      -----------     ------------         -----------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     15,887,126       51,934,470          21,237,400              16,212,250
                                                      -----------     ------------         -----------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $15,993,313     $ 76,660,190         $20,926,141             $15,460,485
                                                      ===========     ============         ===========             ===========


                                                     AXA Premier VIP   AXA Premier VIP     AXA Premier VIP
                                                    Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                   ------------------ ----------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $         --       $ 3,449,687         $ 2,558,521
 Expenses:
  Asset-based charges ............................       1,617,545         1,662,501           1,884,654
                                                      ------------       -----------         -----------
Net Investment Income (Loss) .....................      (1,617,545)        1,787,186             673,867
                                                      ------------       -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (240,941)         (692,054)           (577,437)
  Realized gain distribution from The Trusts .....              --                --             340,039
                                                      ------------       -----------         -----------
 Net realized gain (loss) ........................        (240,941)         (692,054)           (237,398)
                                                      ------------       -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      30,535,004        33,896,291          45,055,182
                                                      ------------       -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      30,294,063        33,204,237          44,817,784
                                                      ------------       -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 28,676,518       $34,991,423         $45,491,651
                                                      ============       ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      AXA Premier VIP     AXA Premier VIP        AXA Rosenberg VIT
                                                    Small/Mid Cap Value      Technology     Value Long/Short Equity (a)
                                                   --------------------- ----------------- -----------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $    514,711         $ 1,597,479              $      --
 Expenses:
  Asset-based charges ............................        1,653,957             458,952                  1,406
                                                       ------------         -----------              ---------
Net Investment Income (Loss) .....................       (1,139,246)          1,138,527                 (1,406)
                                                       ------------         -----------              ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (635,991)          1,810,194                     21
  Realized gain distribution from The Trusts .....          604,226                  --                     --
                                                       ------------         -----------              ---------
 Net realized gain (loss) ........................          (31,765)          1,810,194                     21
                                                       ------------         -----------              ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       44,495,404           9,350,905                 (9,541)
                                                       ------------         -----------              ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       44,463,639          11,161,099                 (9,520)
                                                       ------------         -----------              ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 43,324,393         $12,299,626               ($10,926)
                                                       ============         ===========              =========


                                                                                          EQ/Alliance
                                                                                          Intermediate
                                                      EQ/Alliance       EQ/Alliance        Government     EQ/Alliance
                                                     Common Stock    Growth and Income     Securities    International
                                                   ---------------- ------------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   8,104,708      $  3,954,318      $ 12,606,515    $ 3,099,989
 Expenses:
  Asset-based charges ............................      8,701,992         3,357,534         4,008,040      1,806,455
                                                    -------------      ------------      ------------    -----------
Net Investment Income (Loss) .....................       (597,284)          596,784         8,598,475      1,293,534
                                                    -------------      ------------      ------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (48,027,100)       (1,634,832)         (799,566)     7,472,860
  Realized gain distribution from The Trusts .....             --                --           119,572             --
                                                    -------------      ------------      ------------    -----------
 Net realized gain (loss) ........................    (48,027,100)       (1,634,832)         (679,994)     7,472,860
                                                    -------------      ------------      ------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    289,268,698        69,597,093        (6,139,392)    38,418,067
                                                    -------------      ------------      ------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    241,241,598        67,962,261        (6,819,386)    45,890,927
                                                    -------------      ------------      ------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 240,644,314      $ 68,559,045      $  1,779,089    $47,184,461
                                                    =============      ============      ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     EQ/Alliance     EQ/Alliance       EQ/Alliance        EQ/Bernstein
                                                   Premier Growth    Quality Bond   Small Cap Growth   Diversified Value
                                                  ---------------- --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................  $           --   $   6,017,396     $         --       $ 10,283,251
 Expenses:
  Asset-based charges ...........................       4,101,000       2,638,417        3,389,052          8,676,956
                                                   --------------   -------------     ------------       ------------
Net Investment Income (Loss) ....................      (4,101,000)      3,378,979       (3,389,052)         1,606,295
                                                   --------------   -------------     ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........     (34,752,480)        610,485       (4,773,748)        (1,296,532)
  Realized gain distribution from The Trusts ....              --         597,037               --                 --
                                                   --------------   -------------     ------------       ------------
 Net realized gain (loss) .......................     (34,752,480)      1,207,522       (4,773,748)        (1,296,532)
                                                   --------------   -------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments .................      93,606,976      (1,284,049)      89,563,205        161,693,823
                                                   --------------   -------------     ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      58,854,496          76,527       84,789,457        160,397,291
                                                   --------------   -------------     ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $   54,753,496   $   3,302,452     $ 81,400,405       $162,003,586
                                                   ==============   =============     ============       ============


                                                        EQ/Calvert              EQ/Capital            EQ/Capital
                                                   Socially Responsible   Guardian International   Guardian Research
                                                  ---------------------- ------------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................       $       --              $ 3,010,745          $  2,032,160
 Expenses:
  Asset-based charges ...........................          164,879                2,824,941             6,122,432
                                                        ----------              -----------          ------------
Net Investment Income (Loss) ....................         (164,879)                 185,804            (4,090,272)
                                                        ----------              -----------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........           19,245                  726,008            (5,274,563)
  Realized gain distribution from The Trusts ....               --                       --                    --
                                                        ----------              -----------          ------------
 Net realized gain (loss) .......................           19,245                  726,008            (5,274,563)
                                                        ----------              -----------          ------------
 Change in unrealized appreciation
  (depreciation) of investments .................        3,166,642               62,294,993           123,305,047
                                                        ----------              -----------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        3,185,887               63,021,001           118,030,484
                                                        ----------              -----------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................       $3,021,008              $63,206,805          $113,940,212
                                                        ==========              ===========          ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         EQ/Capital          EQ/Emerging                          EQ/Evergreen
                                                    Guardian U.S. Equity   Markets Equity   EQ/Equity 500 Index       Omega
                                                   ---------------------- ---------------- --------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  1,384,137        $   959,643        $  12,469,389      $        --
 Expenses:
  Asset-based charges ............................         5,075,910          1,291,754           11,858,583          509,282
                                                        ------------        -----------        -------------      -----------
Net Investment Income (Loss) .....................        (3,691,773)          (332,111)             610,806         (509,282)
                                                        ------------        -----------        -------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (3,171,987)          (441,399)         (16,045,906)        (143,849)
  Realized gain distribution from The Trusts .....                --                 --                   --               --
                                                        ------------        -----------        -------------      -----------
 Net realized gain (loss) ........................        (3,171,987)          (441,399)         (16,045,906)        (143,849)
                                                        ------------        -----------        -------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       116,863,155         43,470,993          220,736,897       12,192,305
                                                        ------------        -----------        -------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       113,691,168         43,029,594          204,690,991       12,048,456
                                                        ------------        -----------        -------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $109,999,395        $42,697,483        $ 205,301,797      $11,539,174
                                                        ============        ===========        =============      ===========


                                                                    EQ/FI Small/Mid   EQ/J.P. Morgan
                                                    EQ/FI Mid Cap      Cap Value         Core Bond
                                                   --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $  1,392,623     $   32,260,719
 Expenses:
  Asset-based charges ............................     3,816,135        4,098,047         12,686,492
                                                    ------------     ------------     --------------
Net Investment Income (Loss) .....................    (3,816,135)      (2,705,424)        19,574,227
                                                    ------------     ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,863,134)      (1,600,306)         6,836,665
  Realized gain distribution from The Trusts .....            --               --                 --
                                                    ------------     ------------     --------------
 Net realized gain (loss) ........................    (1,863,134)      (1,600,306)         6,836,665
                                                    ------------     ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   110,251,128       95,424,357        (12,608,630)
                                                    ------------     ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   108,387,994       93,824,051         (5,771,965)
                                                    ------------     ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $104,571,859     $ 91,118,627     $   13,802,262
                                                    ============     ============     ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    EQ/Janus Large  EQ/Lazard Small     EQ/Marsico        EQ/Mercury
                                                      Cap Growth       Cap Value          Focus       Basic Value Equity
                                                   --------------- ----------------- --------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $  3,962,312     $         --       $  2,063,798
 Expenses:
  Asset-based charges ............................     1,740,020        5,167,235        4,967,673          4,261,516
                                                    ------------     ------------     ------------       ------------
Net Investment Income (Loss) .....................    (1,740,020)      (1,204,923)      (4,967,673)        (2,197,718)
                                                    ------------     ------------     ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (7,048,500)       1,513,974           10,404           (976,301)
  Realized gain distribution from The Trusts .....            --        1,025,015               --                 --
                                                    ------------     ------------     ------------       ------------
 Net realized gain (loss) ........................    (7,048,500)       2,538,989           10,404           (976,301)
                                                    ------------     ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    35,099,859      119,510,601       95,220,685         93,359,178
                                                    ------------     ------------     ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    28,051,359      122,049,590       95,231,089         92,382,877
                                                    ------------     ------------     ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 26,311,339     $120,844,667     $ 90,263,416       $ 90,185,159
                                                    ============     ============     ============       ============


                                                         EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                    International Value   Growth Companies   Investors Trust
                                                   --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $    8,248,164       $           --     $  1,436,890
 Expenses:
  Asset-based charges ............................         4,747,349            3,151,704        3,078,206
                                                      --------------       --------------     ------------
Net Investment Income (Loss) .....................         3,500,815           (3,151,704)      (1,641,316)
                                                      --------------       --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (10,579,192)         (22,176,729)      (7,187,750)
  Realized gain distribution from The Trusts .....                --                   --               --
                                                      --------------       --------------     ------------
 Net realized gain (loss) ........................       (10,579,192)         (22,176,729)      (7,187,750)
                                                      --------------       --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        93,663,942           77,639,425       49,526,331
                                                      --------------       --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        83,084,750           55,462,696       42,338,581
                                                      --------------       --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   86,585,565       $   52,310,992     $ 40,697,265
                                                      ==============       ==============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            EQ/Putnam            EQ/Putnam        EQ/Small
                                                    EQ/Money Market   Growth & Income Value       Voyager      Company Index
                                                   ----------------- ----------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  3,953,963        $    5,689,291       $      288,031   $    512,758
 Expenses:
  Asset-based charges ............................     10,299,704             5,698,645            3,188,021      1,954,804
                                                     ------------        --------------       --------------   ------------
Net Investment Income (Loss) .....................     (6,345,741)               (9,354)          (2,899,990)    (1,442,046)
                                                     ------------        --------------       --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (4,616,816)          (11,899,008)         (20,913,527)      (568,509)
  Realized gain distribution from The Trusts .....             --                    --                   --             --
                                                     ------------        --------------       --------------   ------------
 Net realized gain (loss) ........................     (4,616,816)          (11,899,008)         (20,913,527)      (568,509)
                                                     ------------        --------------       --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,701,099           105,393,333           69,278,542     54,420,650
                                                     ------------        --------------       --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         84,283            93,494,325           48,365,015     53,852,141
                                                     ------------        --------------       --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    ($6,261,458)       $   93,484,971       $   45,465,025   $ 52,410,095
                                                     ============        ==============       ==============   ============


                                                     EQ/Technology   U.S. Real Estate (a)
                                                   ---------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --        $     --
 Expenses:
  Asset-based charges ............................       1,285,045           2,617
                                                    --------------        --------
Net Investment Income (Loss) .....................      (1,285,045)         (2,617)
                                                    --------------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (11,109,408)            703
  Realized gain distribution from The Trusts .....              --              --
                                                    --------------        --------
 Net realized gain (loss) ........................     (11,109,408)            703
                                                    --------------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      41,419,879          50,555
                                                    --------------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      30,310,471          51,258
                                                    --------------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   29,025,426        $ 48,641
                                                    ==============        ========

-------
(a) Commenced operations on September 22, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                   AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                   Allocation (h)    Allocation (h)        Allocation (h)
                                                  ---------------- ------------------ -----------------------
                                                        2003              2003                  2003
                                                  ---------------- ------------------ -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   8,582         $  34,555            $   72,295
 Net realized gain (loss) on investments ........          166             1,588                 6,184
 Change in unrealized appreciation
  (depreciation) of investments .................      185,179             6,089                83,482
                                                     ---------         ---------            ----------
 Net increase (decrease) in net assets from
  operations ....................................      193,927            42,232               161,961
                                                     ---------         ---------            ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    6,467,036         4,548,852             8,428,207
  Transfers between funds including
   guaranteed interest account, net .............       17,395           417,888                (7,167)
  Transfers for contract benefits and
   terminations .................................       (1,046)          (14,689)              (23,535)
  Contract maintenance charges ..................           --                --                    --
                                                     ---------         ---------            ----------
 Net increase (decrease) in net assets from
  contractowners transactions ...................    6,483,385         4,952,051             8,397,505
                                                     ---------         ---------            ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....      105,797           104,232               108,883
                                                     ---------         ---------            ----------
Increase (Decrease) in Net Assets ...............    6,783,109         5,098,515             8,668,349
Net Assets -- Beginning of Period ...............           --                --                    --
                                                     ---------         ---------            ----------
Net Assets -- End of Period .....................    $6,783,109        $5,098,515           $8,668,349
                                                     ==========        ==========           ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................          626               490                   853
 Units Redeemed .................................           (1)               (7)                  (32)
                                                     ------------      ------------         ----------
 Net Increase (Decrease) ........................          625               483                   821
                                                     ===========       ===========          ==========


                                                            AXA Moderate             AXA Moderate-Plus
                                                           Allocation (f)              Allocation (h)
                                                  --------------------------------- -------------------
                                                        2003             2002               2003
                                                  ---------------- ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   7,962,574     $    719,637       $   110,169
 Net realized gain (loss) on investments ........        335,685       (1,878,780)            9,579
 Change in unrealized appreciation
  (depreciation) of investments .................     54,136,993       (4,176,011)          707,041
                                                   -------------     ------------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     62,435,252       (5,335,154)          826,789
                                                   -------------     ------------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    327,309,596       71,776,956        24,347,565
  Transfers between funds including
   guaranteed interest account, net .............    141,888,694       53,599,082           891,591
  Transfers for contract benefits and
   terminations .................................    (13,874,768)      (3,016,821)         (286,396)
  Contract maintenance charges ..................     (1,166,793)         (58,505)               --
                                                   -------------     ------------       -----------
 Net increase (decrease) in net assets from
  contractowners transactions ...................    454,156,729      122,300,712        24,952,760
                                                   -------------     ------------       -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....         35,525           28,786           107,143
                                                   -------------     ------------       -----------
Increase (Decrease) in Net Assets ...............    516,627,506      116,994,344        25,886,692
Net Assets -- Beginning of Period ...............    137,283,795       20,289,451                --
                                                   -------------     ------------       -----------
Net Assets -- End of Period .....................  $ 653,911,301     $137,283,795       $25,886,692
                                                   =============     ============       ===========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................         16,569            3,834             2,450
 Units Redeemed .................................         (1,501)            (412)              (35)
                                                   -------------     ------------       -----------
 Net Increase (Decrease) ........................         15,068            3,422             2,415
                                                   =============     ============       ===========


                                                           AXA Premier VIP
                                                          Aggressive Equity
                                                  ----------------------------------
                                                        2003              2002
                                                  ----------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $ (1,087,687)    $  (1,089,235)
 Net realized gain (loss) on investments ........     (6,159,584)      (15,199,912)
 Change in unrealized appreciation
  (depreciation) of investments .................     30,769,957       (11,328,835)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  operations ....................................     23,522,686       (27,617,982)
                                                    ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     18,360,852         6,358,969
  Transfers between funds including
   guaranteed interest account, net .............      4,020,784        (8,033,452)
  Transfers for contract benefits and
   terminations .................................     (5,100,506)       (6,277,107)
  Contract maintenance charges ..................       (245,716)         (221,060)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions ...................     17,035,414        (8,172,650)
                                                    ------------     -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....         27,140             9,834
                                                    ------------     -------------
Increase (Decrease) in Net Assets ...............     40,585,240       (35,780,798)
Net Assets -- Beginning of Period ...............     60,827,030        96,607,828
                                                    ------------     -------------
Net Assets -- End of Period .....................   $101,412,270     $  60,827,030
                                                    ============     =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................            849               433
 Units Redeemed .................................           (380)             (629)
                                                    ------------     -------------
 Net Increase (Decrease) ........................            469              (196)
                                                    ============     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     AXA Premier VIP Core Bond (a)   AXA Premier VIP Health Care (a)
                                                   --------------------------------- --------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,589,672     $  3,640,064     $    106,187    $   (126,616)
 Net realized gain (loss) on investments .........      1,418,423          144,954          489,937        (509,514)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,615,602)       1,706,124     $ 15,397,189        (777,868)
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      7,392,493        5,491,142       15,993,313      (1,413,998)
                                                    -------------     ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    270,391,237      132,509,854       52,732,039      18,130,150
  Transfers between funds including
   guaranteed interest account, net ..............     54,821,760       73,371,847       22,089,039       8,901,954
  Transfers for contract benefits and
   terminations ..................................    (19,811,144)      (6,596,361)      (2,066,728)       (400,411)
  Contract maintenance charges ...................     (1,457,974)         (30,388)        (224,556)         (6,145)
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    303,943,879      199,254,952       72,529,794      26,625,548
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         86,574           30,251           45,539          52,809
                                                    -------------     ------------     ------------    ------------
Increase (Decrease) in Net Assets ................    311,422,946      204,776,345       88,568,646      25,264,359
Net Assets -- Beginning of Period ................    204,776,345               --       25,264,359              --
                                                    -------------     ------------     ------------    ------------
Net Assets -- End of Period ......................  $ 516,199,291     $204,776,345     $113,833,005    $ 25,264,359
                                                    =============     ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         42,612           22,023            9,800           3,773
 Units Redeemed ..................................        (14,448)          (2,822)          (1,613)           (578)
                                                    -------------     ------------     ------------    ------------
 Net Increase (Decrease) .........................         28,164           19,201            8,187           3,195
                                                    =============     ============     ============    ============


                                                                                      AXA Premier VIP International
                                                      AXA Premier VIP High Yield               Equity (a)
                                                   --------------------------------- -------------------------------
                                                         2003             2002             2003            2002
                                                   ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  24,725,720    $  17,349,833     $   (311,259)   $   (118,017)
 Net realized gain (loss) on investments .........     (7,573,108)     (18,178,072)       1,355,338        (413,926)
 Change in unrealized appreciation
  (depreciation) of investments ..................  $  59,507,578       (6,706,792)      19,882,062      (1,155,737)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     76,660,190       (7,535,031)      20,926,141      (1,687,680)
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    258,400,960       46,510,134       48,557,182      20,271,964
  Transfers between funds including
   guaranteed interest account, net ..............    138,042,541       18,499,123       25,030,459       6,990,938
  Transfers for contract benefits and
   terminations ..................................    (27,444,387)     (16,262,108)      (1,737,289)       (526,027)
  Contract maintenance charges ...................     (1,143,945)        (408,210)        (250,052)         (1,778)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    367,855,169       48,338,939       71,600,300      26,735,097
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         43,802           32,871           53,139          47,986
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    444,559,161       40,836,779       92,579,580      25,095,403
Net Assets -- Beginning of Period ................    228,695,292      187,858,513       25,095,403              --
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 673,254,453    $ 228,695,292     $117,674,983    $ 25,095,403
                                                    =============    =============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         21,637            4,970           14,974           3,839
 Units Redeemed ..................................         (6,220)          (2,773)          (6,840)           (627)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................         15,417            2,197            8,134           3,212
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                  AXA Premier VIP
                                                      Large Cap Core Equity (a)           Large Cap Growth (a)
                                                   -------------------------------- --------------------------------
                                                         2003             2002            2003             2002
                                                   ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (751,765)   $    (81,481)    $ (1,617,545)   $   (259,690)
 Net realized gain (loss) on investments .........       (381,630)       (427,268)        (240,941)       (651,307)
 Change in unrealized appreciation
  (depreciation) of investments ..................     16,593,880      (1,428,052)      30,535,004      (3,369,610)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     15,460,485      (1,936,801)      28,676,518      (4,280,607)
                                                     ------------    ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     42,401,814      20,213,235       81,013,224      37,073,294
  Transfers between funds including
   guaranteed interest account, net ..............     18,516,595      10,372,580       43,176,732      17,380,734
  Transfers for contract benefits and
   terminations ..................................     (2,171,301)       (468,229)      (4,561,757)       (955,374)
  Contract maintenance charges ...................       (251,955)         (5,983)        (483,706)         (5,650)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     58,495,153      30,111,603      119,144,493      53,493,004
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         66,907          55,067           51,670          50,414
                                                     ------------    ------------     ------------    ------------
Increase (Decrease) in Net Assets ................     74,022,545      28,229,869      147,872,681      49,262,811
Net Assets -- Beginning of Period ................     28,229,869              --       49,262,811              --
                                                     ------------    ------------     ------------    ------------
Net Assets -- End of Period ......................   $102,252,414    $ 28,229,869     $197,135,492    $ 49,262,811
                                                     ============    ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,370           4,092           17,780           7,981
 Units Redeemed ..................................         (1,492)           (403)          (2,542)           (723)
                                                     ------------    ------------     ------------    ------------
 Net Increase (Decrease) .........................          6,878           3,689           15,238           7,258
                                                     ============    ============     ============    ============


                                                           AXA Premier VIP                  AXA Premier VIP
                                                         Large Cap Value (a)           Small/Mid Cap Growth (a)
                                                   -------------------------------- -------------------------------
                                                         2003             2002            2003            2002
                                                   ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,787,186    $    (30,335)    $    673,867    $   (229,349)
 Net realized gain (loss) on investments .........       (692,054)       (518,242)        (237,398)       (775,177)
 Change in unrealized appreciation
  (depreciation) of investments ..................     33,896,291      (3,444,755)      45,055,182      (3,396,605)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     34,991,423      (3,993,332)      45,491,651      (4,401,131)
                                                     ------------    ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     80,654,504      40,525,555      100,358,681      39,422,437
  Transfers between funds including
   guaranteed interest account, net ..............     40,672,785      19,228,612       55,224,071      17,246,483
  Transfers for contract benefits and
   terminations ..................................     (3,962,869)       (628,066)      (5,394,208)       (705,288)
  Contract maintenance charges ...................       (493,715)         (7,738)        (545,306)         (5,309)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    116,870,705      59,118,363      149,643,238      55,958,323
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         45,640          44,461           55,036          48,824
                                                     ------------    ------------     ------------    ------------
Increase (Decrease) in Net Assets ................    151,907,768      55,169,492      195,189,925      51,606,016
Net Assets -- Beginning of Period ................     55,169,492              --       51,606,016              --
                                                     ------------    ------------     ------------    ------------
Net Assets -- End of Period ......................   $207,077,260    $ 55,169,492     $246,795,941    $ 51,606,016
                                                     ============    ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,207           7,633           24,245           9,328
 Units Redeemed ..................................         (1,942)           (659)          (3,889)         (1,006)
                                                     ------------    ------------     ------------    ------------
 Net Increase (Decrease) .........................         13,265           6,974           20,356           8,322
                                                     ============    ============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                  AXA Premier VIP
                                                       Small/Mid Cap Value (a)              Technology (a)
                                                   -------------------------------- -------------------------------
                                                         2003             2002            2003            2002
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,139,246)   $   (235,232)    $ 1,138,527    $    (55,602)
 Net realized gain (loss) on investments .........        (31,765)       (892,944)      1,810,194        (519,397)
 Change in unrealized appreciation
  (depreciation) of investments ..................     44,495,404      (2,388,138)      9,350,905        (969,645)
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     43,324,393      (3,516,314)     12,299,626      (1,544,644)
                                                     ------------    ------------     -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     90,244,709      35,301,201      27,193,006       8,238,680
  Transfers between funds including
   guaranteed interest account, net ..............     41,875,316      17,065,893      15,628,585       6,530,199
  Transfers for contract benefits and
   terminations ..................................     (4,753,240)       (683,154)       (911,573)       (153,872)
  Contract maintenance charges ...................       (472,272)         (7,214)       (115,867)         (1,527)
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    126,894,513      51,676,726      41,794,151      14,613,480
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         47,417          48,870          60,382          29,269
                                                     ------------    ------------     -----------    ------------
Increase (Decrease) in Net Assets ................    170,266,323      48,209,282      54,154,159      13,098,105
Net Assets -- Beginning of Period ................     48,209,282              --      13,098,105              --
                                                     ------------    ------------     -----------    ------------
Net Assets -- End of Period ......................   $218,475,605    $ 48,209,282     $67,252,264    $ 13,098,105
                                                     ============    ============     ===========    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,412           7,445           8,989           3,459
 Units Redeemed ..................................         (2,605)           (905)         (3,703)         (1,148)
                                                     ------------    ------------     -----------    ------------
 Net Increase (Decrease) .........................         14,807           6,540           5,286           2,311
                                                     ============    ============     ===========    ============


                                                         AXA Rosenberg VIT
                                                    Value Long/Short Equity (h)       EQ/Alliance Common Stock
                                                   ----------------------------- ----------------------------------
                                                                2003                   2003              2002
                                                   ----------------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................           $  (1,406)           $    (597,284)   $    (7,532,883)
 Net realized gain (loss) on investments .........                  21              (48,027,100)      (102,974,134)
 Change in unrealized appreciation
  (depreciation) of investments ..................              (9,541)             289,268,698       (139,215,060)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................             (10,926)             240,644,314       (249,722,077)
                                                             ---------            -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........             970,070              175,143,336         44,452,181
  Transfers between funds including
   guaranteed interest account, net ..............              10,559               48,082,355        (41,271,400)
  Transfers for contract benefits and
   terminations ..................................              (3,582)             (36,984,535)       (42,130,567)
  Contract maintenance charges ...................                  --               (1,946,091)        (1,554,816)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................             977,047              184,295,065        (40,504,602)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......               1,405                   48,998           (450,403)
                                                             ---------            -------------    ---------------
Increase (Decrease) in Net Assets ................             967,526              424,988,377       (290,677,082)
Net Assets -- Beginning of Period ................                  --              453,120,754        743,797,836
                                                             ---------            -------------    ---------------
Net Assets -- End of Period ......................           $ 967,526            $ 878,109,131    $   453,120,754
                                                             =========            =============    ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................                  95                    2,761                692
 Units Redeemed ..................................                  --                     (662)              (944)
                                                             ---------            -------------    ---------------
 Net Increase (Decrease) .........................                  95                    2,099               (252)
                                                             =========            =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Alliance
                                                              EQ/Alliance                 Intermediate Government
                                                         Growth and Income (a)                Securities (a)
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    596,784     $    758,126    $   8,598,475     $  6,117,290
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,634,832)        (560,255)        (679,994)         872,462
 Change in unrealized appreciation
  (depreciation) of investments ..................     69,597,093       (7,338,414)      (6,139,392)      (3,386,543)
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     68,559,045       (7,140,543)       1,779,089        3,603,209
                                                     ------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    182,212,911       72,378,981      148,583,950       78,100,095
  Transfers between funds including
   guaranteed interest account, net ..............     82,777,186       41,098,887       20,952,666      108,825,556
  Transfers for contract benefits and
   terminations ..................................     (9,083,814)      (2,086,088)     (25,759,248)      (6,969,476)
  Contract maintenance charges ...................       (933,537)         (21,806)        (884,569)         (70,345)
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    254,972,746      111,369,974      142,892,799      179,885,830
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,913           34,982           49,733           25,758
                                                     ------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets ................    323,571,704      104,264,413      144,721,621      183,514,797
Net Assets -- Beginning of Period ................    104,264,413               --      183,514,797               --
                                                     ------------     ------------    -------------     ------------
Net Assets -- End of Period ......................   $427,836,117     $104,264,413    $ 328,236,418     $183,514,797
                                                     ============     ============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         14,463            5,758           19,572           12,691
 Units Redeemed ..................................         (2,463)            (478)         (11,646)          (2,630)
                                                     ------------     ------------    -------------     ------------
 Net Increase (Decrease) .........................         12,000            5,280            7,926           10,061
                                                     ============     ============    =============     ============


                                                             EQ/Alliance                       EQ/Alliance
                                                         International (e)(g)                 Premier Growth
                                                   -------------------------------- ----------------------------------
                                                         2003             2002            2003              2002
                                                   ---------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,293,534    $    (91,784)   $  (4,101,000)   $    (4,155,074)
 Change in unrealized appreciation
  (depreciation) of investments ..................      7,472,860        (479,213)     (34,752,480)       (56,489,970)
 Change in unrealized appreciation
  (depreciation) of investments ..................     38,418,067        (461,899)      93,606,976        (51,691,292)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................     47,184,461      (1,032,896)      54,753,496       (112,336,336)
                                                     ------------    ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     62,435,264       9,540,392       59,559,210         37,732,818
  Transfers between funds including
   guaranteed interest account, net ..............    101,034,718      20,950,568       (1,589,373)       (19,838,087)
  Transfers for contract benefits and
   terminations ..................................     (6,141,321)       (356,392)     (16,915,100)       (19,832,697)
  Contract maintenance charges ...................       (481,757)         (4,127)        (736,254)          (482,332)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    156,846,904      30,130,441       40,318,483         (2,420,298)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         25,376          40,276           30,574             50,873
                                                     ------------    ------------    -------------    ---------------
Increase (Decrease) in Net Assets ................    204,056,741      29,137,821       95,102,553       (114,705,761)
Net Assets -- Beginning of Period ................     29,137,821              --      233,030,981        347,736,742
                                                     ------------    ------------    -------------    ---------------
Net Assets -- End of Period ......................   $233,194,562    $ 29,137,821    $ 328,133,534    $   233,030,981
                                                     ============    ============    =============    ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         48,871           7,670           19,558             15,184
 Units Redeemed ..................................        (31,755)         (4,264)         (12,045)           (16,532)
                                                     ------------    ------------    -------------    ---------------
 Net Increase (Decrease) .........................         17,116           3,406            7,513             (1,348)
                                                     ============    ============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Alliance Quality Bond (a)   EQ/Alliance Small Cap Growth (c)
                                                   -------------------------------- ---------------------------------
                                                         2003             2002            2003             2002
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   3,378,979    $  2,500,219    $  (3,389,052)   $  (2,571,098)
 Net realized gain (loss) on investments .........      1,207,522         452,620       (4,773,748)     (28,284,520)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,284,049)       (336,373)      89,563,205      (34,779,393)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      3,302,452       2,616,466       81,400,405      (65,635,011)
                                                    -------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    138,174,936      55,235,373       79,803,131       32,317,960
  Transfers between funds including
   guaranteed interest account, net ..............     38,499,682      35,343,706       24,528,284       (2,282,233)
  Transfers for contract benefits and
   terminations ..................................    (11,010,410)     (3,503,090)     (11,908,755)     (12,151,523)
  Contract maintenance charges ...................       (605,600)        (19,878)        (751,079)        (390,018)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    165,058,608      87,056,111       91,671,581       17,494,186
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         42,140          35,243           41,093           45,213
                                                    -------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    168,403,200      89,707,820      173,113,079      (48,095,612)
Net Assets -- Beginning of Period ................     89,707,820              --      161,097,776      209,193,388
                                                    -------------    ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 258,111,020    $ 89,707,820    $ 334,210,855    $ 161,097,776
                                                    =============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,222           7,077           39,271           52,384
 Units Redeemed ..................................         (4,320)         (1,147)         (31,106)         (50,641)
                                                    -------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         10,902           5,930            8,165            1,743
                                                    =============    ============    =============    =============


                                                                                          EQ/Calvert Socially
                                                    EQ/Bernstein Diversified Value            Responsible
                                                   --------------------------------- -----------------------------
                                                         2003             2002             2003           2002
                                                   ---------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,606,295    $     562,852     $  (164,879)   $  (28,483)
 Net realized gain (loss) on investments .........     (1,296,532)      (2,410,772)         19,245      (183,689)
 Change in unrealized appreciation
  (depreciation) of investments ..................    161,693,823      (45,363,880)      3,166,642      (303,263)
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  operations .....................................    162,003,586      (47,211,800)      3,021,008      (515,435)
                                                    -------------    -------------     -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    296,265,597      121,122,467      11,341,756     3,314,285
  Transfers between funds including
   guaranteed interest account, net ..............    106,366,797       63,362,933       3,598,504     1,682,612
  Transfers for contract benefits and
   terminations ..................................    (28,132,698)     (19,627,428)       (566,919)     (238,162)
  Contract maintenance charges ...................     (2,036,155)        (577,945)        (32,156)         (941)
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    372,463,541      164,280,027      14,341,185     4,757,794
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         43,996           31,107          65,543        28,171
                                                    -------------    -------------     -----------    ----------
Increase (Decrease) in Net Assets ................    534,511,123      117,099,334      17,427,736     4,270,530
Net Assets -- Beginning of Period ................    373,411,872      256,312,538       4,606,672       336,142
                                                    -------------    -------------     -----------    ----------
Net Assets -- End of Period ......................  $ 907,922,995    $ 373,411,872     $22,034,408    $4,606,672
                                                    =============    =============     ===========    ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         42,136           23,010           2,457           848
 Units Redeemed ..................................         (8,159)          (7,644)           (432)         (155)
                                                    -------------    -------------     -----------    ----------
 Net Increase (Decrease) .........................         33,977           15,366           2,025           693
                                                    =============    =============     ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Capital Guardian International EQ/Capital Guardian Research (d)
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     185,804    $     (28,370)   $  (4,090,272)   $    (851,878)
 Net realized gain (loss) on investments .........        726,008      (10,899,756)      (5,274,563)      (2,955,402)
 Change in unrealized appreciation
  (depreciation) of investments ..................     62,294,993       (6,070,835)     123,305,047      (33,501,903)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     63,206,805      (16,998,961)     113,940,212      (37,309,183)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    103,612,293       32,548,607      115,443,470       34,261,661
  Transfers between funds including
   guaranteed interest account, net ..............     53,327,805        6,451,992       33,336,578      254,397,668
  Transfers for contract benefits and
   terminations ..................................    (10,566,998)      (6,977,578)     (22,822,408)      (6,864,899)
  Contract maintenance charges ...................       (570,198)        (157,880)      (1,341,709)        (216,013)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    145,802,902       31,865,141      124,615,931      281,578,417
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         30,731           37,450            7,434           69,364
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    209,040,438       14,903,630      238,563,577      244,338,598
Net Assets -- Beginning of Period ................    115,173,642      100,270,012      324,325,423       79,986,825
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 324,214,080    $ 115,173,642    $ 562,889,000    $ 324,325,423
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         37,305           16,857           21,389           36,416
 Units Redeemed ..................................        (19,123)         (12,562)          (7,585)          (3,083)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         18,182            4,295           13,804           33,333
                                                    =============    =============    =============    =============


                                                    EQ/Capital Guardian U.S. Equity
                                                                  (b)                   EQ/Emerging Markets Equity
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,691,773)   $  (1,662,284)    $   (332,111)   $     (877,203)
 Net realized gain (loss) on investments .........     (3,171,987)      (5,513,094)        (441,399)      (10,866,328)
 Change in unrealized appreciation
  (depreciation) of investments ..................    116,863,155      (36,422,233)      43,470,993         7,049,484
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................    109,999,395      (43,597,611)      42,697,483        (4,694,047)
                                                    -------------    -------------     ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    204,829,544       58,633,350       37,927,558        11,299,112
  Transfers between funds including
   guaranteed interest account, net ..............     94,094,623       20,167,833       29,826,443           833,653
  Transfers for contract benefits and
   terminations ..................................    (14,049,723)      (9,236,208)      (4,579,071)       (3,971,064)
  Contract maintenance charges ...................     (1,044,692)        (247,456)        (290,752)         (128,539)
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    283,829,752       69,317,519       62,884,178         8,033,162
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         34,690           41,637           23,338            30,673
                                                    -------------    -------------     ------------    --------------
Increase (Decrease) in Net Assets ................    393,863,837       25,761,545      105,604,999         3,369,788
Net Assets -- Beginning of Period ................    189,510,460      163,748,915       58,595,907        55,226,119
                                                    -------------    -------------     ------------    --------------
Net Assets -- End of Period ......................  $ 583,374,297    $ 189,510,460     $164,200,906    $   58,595,907
                                                    =============    =============     ============    ==============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         37,349           13,601           20,842            21,982
 Units Redeemed ..................................         (5,404)          (4,903)         (12,421)          (20,686)
                                                    -------------    -------------     ------------    --------------
 Net Increase (Decrease) .........................         31,945            8,698            8,421             1,296
                                                    =============    =============     ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Equity 500 Index                EQ/Evergreen Omega
                                                   ------------------------------------ -------------------------------
                                                          2003               2002             2003            2002
                                                   ------------------ ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $      610,806    $    (2,094,725)  $   (509,282)   $    (87,007)
 Net realized gain (loss) on investments .........      (16,045,906)       (31,102,083)      (143,849)       (669,832)
 Change in unrealized appreciation
  (depreciation) of investments ..................      220,736,897       (112,402,812)    12,192,305      (1,002,395)
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      205,301,797       (145,599,620)    11,539,174      (1,759,234)
                                                     --------------    ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      345,658,049        147,227,196     33,289,881       7,561,160
  Transfers between funds including
   guaranteed interest account, net ..............       98,028,779         10,763,686     22,079,383       3,869,198
  Transfers for contract benefits and
   terminations ..................................      (41,942,572)       (36,136,589)    (1,357,968)       (378,925)
  Contract maintenance charges ...................       (2,616,271)        (1,182,549)      (124,516)         (6,513)
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      399,127,985        120,671,744     53,886,780      11,044,920
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           31,240             21,143         50,041          50,246
                                                     --------------    ---------------   ------------    ------------
Increase (Decrease) in Net Assets ................      604,461,022        (24,906,733)    65,475,995       9,335,932
Net Assets -- Beginning of Period ................      562,115,966        587,022,699     13,688,927       4,352,995
                                                     --------------    ---------------   ------------    ------------
Net Assets -- End of Period ......................   $1,166,576,988    $   562,115,966   $ 79,164,922    $ 13,688,927
                                                     ==============    ===============   ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           29,226             13,432          8,602           2,117
 Units Redeemed ..................................           (9,045)            (7,334)        (1,042)           (319)
                                                     --------------    ---------------   ------------    ------------
 Net Increase (Decrease) .........................           20,181              6,098          7,560           1,798
                                                     ==============    ===============   ============    ============


                                                             EQ/FI Mid Cap               EQ/FI Small/Mid Cap Value
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,816,135)   $  (1,437,918)   $  (2,705,424)   $    (947,516)
 Net realized gain (loss) on investments .........     (1,863,134)      (3,639,341)      (1,600,306)      (1,187,033)
 Change in unrealized appreciation
  (depreciation) of investments ..................    110,251,128      (15,186,215)      95,424,357      (22,930,054)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    104,571,859      (20,263,474)      91,118,627      (25,064,603)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    184,194,346       48,533,850      141,711,337       74,289,618
  Transfers between funds including
   guaranteed interest account, net ..............     76,648,420       27,014,782       48,566,357       50,536,203
  Transfers for contract benefits and
   terminations ..................................    (10,612,699)      (6,568,178)     (12,658,043)      (8,678,442)
  Contract maintenance charges ...................       (833,547)        (173,983)      (1,089,532)        (217,462)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    249,396,520       68,806,471      176,530,119      115,929,917
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         40,741           36,186           43,753           39,558
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    354,009,120       48,579,183      267,692,499       90,904,872
Net Assets -- Beginning of Period ................    129,396,670       80,817,487      173,963,497       83,058,625
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 483,405,790    $ 129,396,670    $ 441,655,996    $ 173,963,497
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         36,589           13,317           22,526           16,320
 Units Redeemed ..................................         (5,866)          (3,920)          (5,221)          (5,238)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         30,723            9,397           17,305           11,082
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/J.P. Morgan Core Bond          EQ/Janus Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  19,574,227    $  20,954,809     $ (1,740,020)   $  (1,189,407)
 Net realized gain (loss) on investments .........      6,836,665        6,579,757       (7,048,500)     (10,171,324)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (12,608,630)      13,382,163       35,099,859      (18,110,980)
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     13,802,262       40,916,729       26,311,339      (29,471,711)
                                                    -------------    -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    324,982,541      135,999,901       45,309,515       25,558,312
  Transfers between funds including
   guaranteed interest account, net ..............     13,098,656      126,166,096        7,085,103       13,756,649
  Transfers for contract benefits and
   terminations ..................................    (63,323,380)     (48,903,432)      (6,244,518)      (5,903,712)
  Contract maintenance charges ...................     (2,263,132)        (893,865)        (359,825)        (123,829)
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    272,494,685      212,368,700       45,790,275       33,287,420
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         53,435           31,578           25,884           37,176
                                                    -------------    -------------     ------------    -------------
Increase (Decrease) in Net Assets ................    286,350,382      253,317,007       72,127,498        3,852,885
Net Assets -- Beginning of Period ................    677,289,862      423,972,855       84,609,202       80,756,317
                                                    -------------    -------------     ------------    -------------
Net Assets -- End of Period ......................  $ 963,640,244    $ 677,289,862     $156,736,700    $  84,609,202
                                                    =============    =============     ============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         44,362           30,983           15,381           12,053
 Units Redeemed ..................................        (23,815)         (14,302)          (6,009)          (5,392)
                                                    -------------    -------------     ------------    -------------
 Net Increase (Decrease) .........................         20,547           16,681            9,372            6,661
                                                    =============    =============     ============    =============


                                                       EQ/Lazard Small Cap Value             EQ/Marsico Focus
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,204,923)   $  (1,330,658)   $  (4,967,673)    $   (544,667)
 Net realized gain (loss) on investments .........      2,538,989        3,970,249           10,404         (412,884)
 Change in unrealized appreciation
  (depreciation) of investments ..................    119,510,601      (38,636,586)      95,220,685       (7,855,670)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................    120,844,667      (35,996,995)      90,263,416       (8,813,221)
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    164,051,714       67,703,323      309,566,912       82,598,315
  Transfers between funds including
   guaranteed interest account, net ..............     49,402,438       44,765,963      143,130,631       41,584,213
  Transfers for contract benefits and
   terminations ..................................    (17,130,018)     (11,923,925)     (12,742,847)      (2,070,396)
  Contract maintenance charges ...................     (1,236,421)        (436,138)      (1,222,513)         (40,492)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    195,087,713      100,109,223      438,732,183      122,071,640
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         55,746           45,973           26,058           29,592
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................    315,988,126       64,158,201      529,021,657      113,288,011
Net Assets -- Beginning of Period ................    234,197,044      170,038,843      117,019,230        3,731,219
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 550,185,170    $ 234,197,044    $ 646,040,887     $117,019,230
                                                    =============    =============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,826           14,653           43,185           12,939
 Units Redeemed ..................................         (6,429)          (6,173)          (4,242)          (1,433)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................         16,397            8,480           38,943           11,506
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Mercury Basic Value Equity    EQ/Mercury International Value
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,197,718)   $    (263,958)   $   3,500,815    $  (2,112,343)
 Net realized gain (loss) on investments .........       (976,301)      (1,210,021)     (10,579,192)     (35,922,448)
 Change in unrealized appreciation
  (depreciation) of investments ..................     93,359,178      (26,018,785)      93,663,942      (14,030,184)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     90,185,159      (27,492,764)      86,585,565      (52,064,975)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    145,830,527       59,306,786       92,221,483       41,826,129
  Transfers between funds including
   guaranteed interest account, net ..............     62,178,557       18,291,927       (2,157,452)      (5,432,489)
  Transfers for contract benefits and
   terminations ..................................    (13,629,472)      (8,192,079)     (18,189,312)     (17,675,488)
  Contract maintenance charges ...................     (1,054,846)        (330,059)      (1,097,049)        (712,399)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    193,324,766       69,076,575       70,777,670       18,005,753
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         44,426           39,019           39,757           47,126
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    283,554,351       41,622,830      157,402,992      (34,012,096)
Net Assets -- Beginning of Period ................    183,332,772      141,709,942      258,836,166      292,848,262
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 466,887,123    $ 183,332,772    $ 416,239,158    $ 258,836,166
                                                    =============    =============    =============    =============
 Changes in Units: ...............................
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,221            7,070           26,693           43,442
 Units Redeemed ..................................         (3,335)          (2,328)         (20,291)         (41,811)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         12,886            4,742            6,402            1,631
                                                    =============    =============    =============    =============


                                                    EQ/MFS Emerging Growth Companies       EQ/MFS Investors Trust
                                                   ---------------------------------- ---------------------------------
                                                         2003              2002             2003             2002
                                                   ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,151,704)   $    (3,634,209)  $  (1,641,316)   $  (1,772,527)
 Net realized gain (loss) on investments .........    (22,176,729)       (75,535,498)     (7,187,750)     (12,204,635)
 Change in unrealized appreciation
  (depreciation) of investments ..................     77,639,425        (35,630,856)     49,526,331      (33,916,677)
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     52,310,992       (114,800,563)     40,697,265      (47,893,839)
                                                    -------------    ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     29,079,191         14,293,403      49,574,151       23,558,787
  Transfers between funds including
   guaranteed interest account, net ..............     (3,233,324)       (34,742,074)     21,168,142         (868,448)
  Transfers for contract benefits and
   terminations ..................................    (14,311,383)       (18,305,645)    (12,973,774)     (14,947,180)
  Contract maintenance charges ...................       (655,279)          (627,281)       (514,480)        (315,006)
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     10,879,205        (39,381,597)     57,254,039        7,428,153
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         37,307             34,274          34,055           47,668
                                                    -------------    ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     63,227,504       (154,147,886)     97,985,359      (40,418,018)
Net Assets -- Beginning of Period ................    189,104,027        343,251,913     169,094,464      209,512,482
                                                    -------------    ---------------   -------------    -------------
Net Assets -- End of Period ......................  $ 252,331,531    $   189,104,027   $ 267,079,823    $ 169,094,464
                                                    =============    ===============   =============    =============
 Changes in Units: ...............................
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,859             13,197          12,458            7,481
 Units Redeemed ..................................         (6,907)           (16,767)         (4,706)          (6,587)
                                                    -------------    ---------------   -------------    -------------
 Net Increase (Decrease) .........................            952             (3,570)          7,752              894
                                                    =============    ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Money Market            EQ/Putnam Growth & Income Value
                                                   ----------------------------------- ---------------------------------
                                                          2003              2002             2003             2002
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (6,345,741)  $    (1,090,994)  $      (9,354)   $    (226,261)
 Net realized gain (loss) on investments .........       (4,616,816)       (7,247,892)    (11,899,008)     (14,227,809)
 Change in unrealized appreciation
  (depreciation) of investments ..................        4,701,099         6,434,155     105,393,333      (76,308,492)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       (6,261,458)       (1,904,731)     93,484,971      (90,762,562)
                                                    ---------------   ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      501,932,442       370,679,931      64,167,189       35,773,017
  Transfers between funds including
   guaranteed interest account, net ..............     (485,896,258)      (57,533,259)     (9,847,338)       1,743,531
  Transfers for contract benefits and
   terminations ..................................     (172,298,848)     (248,787,451)    (26,172,237)     (30,903,681)
  Contract maintenance charges ...................       (1,373,126)         (779,510)     (1,242,963)      (1,007,376)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (157,635,790)       63,579,711      26,904,651        5,605,491
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           50,937            17,551          42,964           39,055
                                                    ---------------   ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     (163,846,311)       61,692,531     120,432,586      (85,118,016)
Net Assets -- Beginning of Period ................      751,786,156       690,093,625     351,718,370      436,836,386
                                                    ---------------   ---------------   -------------    -------------
Net Assets -- End of Period ......................  $   587,939,845   $   751,786,156   $ 472,150,956    $ 351,718,370
                                                    ===============   ===============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           68,003            84,388          10,810            9,492
 Units Redeemed ..................................          (72,741)          (82,349)         (8,115)          (9,152)
                                                    ---------------   ---------------   -------------    -------------
 Net Increase (Decrease) .........................           (4,738)            2,039           2,695              340
                                                    ===============   ===============   =============    =============


                                                           EQ/Putnam Voyager               EQ/Small Company Index
                                                   ---------------------------------- ---------------------------------
                                                         2003              2002             2003             2002
                                                   ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,899,990)   $    (3,132,075)   $ (1,442,046)   $     (485,553)
 Net realized gain (loss) on investments .........    (20,913,527)       (29,844,308)       (568,509)       (1,654,768)
 Change in unrealized appreciation
  (depreciation) of investments ..................     69,278,542        (45,740,981)     54,420,650       (12,383,948)
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     45,465,025        (78,717,364)     52,410,095       (14,524,269)
                                                    -------------    ---------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     36,307,515         17,509,993      77,910,036        24,794,118
  Transfers between funds including
   guaranteed interest account, net ..............     (6,323,694)       (21,478,033)     44,078,993         4,733,629
  Transfers for contract benefits and
   terminations ..................................    (14,644,139)       (18,311,605)     (5,785,341)       (4,001,647)
  Contract maintenance charges ...................       (799,156)          (724,930)       (478,317)         (132,359)
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,540,526        (23,004,575)    115,725,371        25,393,741
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,129             27,155          34,116            31,641
                                                    -------------    ---------------    ------------    --------------
Increase (Decrease) in Net Assets ................     60,044,680       (101,694,784)    168,169,582        10,901,113
Net Assets -- Beginning of Period ................    194,998,087        296,692,871      72,085,320        61,184,207
                                                    -------------    ---------------    ------------    --------------
Net Assets -- End of Period ......................  $ 255,042,767    $   194,998,087    $240,254,902    $   72,085,320
                                                    =============    ===============    ============    ==============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,046              4,370          13,765             4,784
 Units Redeemed ..................................         (5,580)            (6,558)         (2,633)           (1,942)
                                                    -------------    ---------------    ------------    --------------
 Net Increase (Decrease) .........................          1,466             (2,188)         11,132             2,842
                                                    =============    ===============    ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/Technology               U.S. Real Estate (h)
                                                     -----------------------------------   ----------------------
                                                           2003               2002                  2003
                                                     ----------------   ----------------   ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  (1,285,045)     $  (1,163,405)          $   (2,617)
 Net realized gain (loss) on investments .........      (11,109,408)       (37,340,499)                 703
 Change in unrealized appreciation
  (depreciation) of investments ..................       41,419,879         (5,130,798)              50,555
                                                      -------------      -------------           ----------
 Net increase (decrease) in net assets from
  operations .....................................       29,025,426        (43,634,702)              48,641
                                                      -------------      -------------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       30,194,363          9,718,942            1,928,600
  Transfers between funds including
   guaranteed interest account, net ..............        6,289,664         (3,670,731)              81,369
  Transfers for contract benefits and
   terminations ..................................       (4,742,466)        (4,852,300)                (342)
  Contract maintenance charges ...................         (224,650)          (130,403)                  --
                                                      -------------      -------------           ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       31,516,911          1,065,508            2,009,627
                                                      -------------      -------------           ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           34,083             26,739                2,617
                                                      -------------      -------------           ----------
Increase (Decrease) in Net Assets ................       60,576,420        (42,542,455)           2,060,885
Net Assets -- Beginning of Period ................       60,272,374        102,814,829                   --
                                                      -------------      -------------           ----------
Net Assets -- End of Period ......................      120,848,794      $  60,272,374           $2,060,885
                                                      =============      =============           ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           20,720             15,360                  188
 Units Redeemed ..................................          (12,170)           (15,247)                  --
                                                      -------------      -------------           ----------
 Net Increase (Decrease) .........................            8,550                113                  188
                                                      =============      =============           ==========

-------
(a) Commenced operations on January 14, 2002.
(b) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(c) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(d) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(e) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(f) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(g) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(h) Commenced operations on September 22, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2003

1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Barr Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 48 variable investment options(1):
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation(2)
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity(3)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(4)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o AXA Rosenberg VIT Value Long/Short Equity
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(6)
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/J.P. Morgan Core Bond
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value(8)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market(5)
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager(6)
o EQ/Small Company Index
o EQ/Technology(7)
o U.S. Real Estate

----------
 (1) Effective May 18, 2001 the names of the EQAT investment options include
     EQ/.
 (2) Formerly known as EQ/Balanced.
 (3) Formerly known as EQ/Aggressive Stock.
 (4) Formerly known as EQ/High Yield.
 (5) Formerly known as EQ/Alliance Money Market.
 (6) Formerly known as EQ/Putnam Investors Growth.
 (7) Formerly known as EQ/Alliance Technology.
 (8) Formerly known as EQ/Putnam International Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Equitable Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Equitable Accumulator issued after April 1, 2002, Equitable Accumulator issued after May 1, 1997, Equitable Accumulator issued after March 1, 2000, Equitable Accumulators Elite, Plus and Select, Equitable Accumulator Elite II, Equitable Accumulator Select II deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. Equitable Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003,

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

1. Organization (Concluded)

   Equitable Accumulator Select, Equitable Accumulator Select II, Equitable Accumulator Plus, and Equitable Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Express is offered with the same variable investment options for use as an NQ or IRA. Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Equitable Accumulator Select issued after September 15, 2003 is offered with the same variable investment options for use as an NQ, IRA or TSA. The Equitable Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003 IRA, NQ, QP and TSA, the Equitable Accumulator Select, Equitable Accumulator Elite and Elite II IRA, NQ, QP and TSA, the Equitable Accumulator Select NQ, IRA and TSA, and the Equitable Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various Equitable Life variable annuity products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's statement of position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from the Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003


2. Significant Accounting Policies (Concluded)

   amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Elite, and Equitable Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Select, and Equitable Accumulator Elite.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                       Purchases        Sales
                                                    -------------- -------------
AXA Aggressive Allocation .......................    $  6,600,480   $      2,715
AXA Conservative Allocation .....................       5,314,459        223,622
AXA Conservative-Plus Allocation ................       8,840,493        261,811
AXA Moderate Allocation .........................      25,534,304     16,094,594
AXA Moderate-Plus Allocation ....................      25,534,094        364,208
AXA Premier VIP Aggressive Equity ...............      27,087,577     11,112,660
AXA Premier VIP Core Bond .......................     362,471,894     49,852,520
AXA Premier VIP Health Care .....................      79,887,893      7,199,059
AXA Premier High Yield ..........................     458,831,421     66,206,731
AXA Premier VIP International Equity ............     119,639,674     48,297,493
AXA Premier VIP Large Cap Core Equity ...........      63,286,538      5,476,243
AXA Premier VIP Large Cap Growth ................     125,207,367      7,628,599
AXA Premier VIP Large Cap Value .................     124,681,861      5,978,480
AXA Premier VIP Small/Mid Cap Growth ............     160,883,277     10,171,093
AXA Premier VIP Small/Mid Cap Value .............     133,048,705      6,641,798
AXA Premier VIP Technology ......................      61,352,846     18,359,720
AXA Rosenberg VIT Value Long/Short Equity .......         980,571          3,525
EQ/Alliance Common Stock ........................     244,763,345     61,014,937
EQ/Alliance Growth and Income ...................     273,530,529     17,920,368
EQ/Alliance Immediate Government Securities .....     288,106,205    136,446,193
EQ/Alliance International .......................     445,585,126    287,419,313
EQ/Alliance Premier Growth ......................      76,822,597     40,763,534
EQ/Alliance Quality Bond ........................     193,247,017     24,169,291
EQ/Alliance Small Cap Growth ....................     387,848,261    299,523,795
EQ/Bernstein Diversified Value ..................     405,217,623     31,103,765
EQ/Calvert Socially Responsible .................      16,275,036      2,033,187
EQ/Capital Guardian International ...............     265,540,712    119,521,303
EQ/Capital Guardian Research ....................     156,583,187     36,022,194
EQ/Capital Guardian U.S. Equity .................     297,625,040     17,452,534
EQ/Emerging Markets Equity ......................     123,743,294     61,167,888
EQ/Equity 500 Index .............................     600,217,426    200,442,014
EQ/Evergreen Omega ..............................      56,790,500      3,377,405
EQ/FI MidCap ....................................     261,113,585     15,483,578
EQ/FI Small/Mid Cap Value .......................     193,061,223     19,174,194
EQ/JP Morgan Core Bond ..........................     428,669,395    136,546,905
EQ/Janus Large Cap Growth .......................      60,684,023     16,624,623
EQ/Lazard Small Cap Value .......................     228,652,825     33,595,297
EQ/Marsico Focus ................................     443,721,017      9,929,449
EQ/Mercury Basic Value Equity ...................     209,010,954     17,850,586

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

3. Purchases and Sales of Investments (Concluded)

                                                  Purchases          Sales
                                              ---------------- ----------------
EQ/Mercury International Value ............      267,712,034      193,394,070
EQ/MFS Emerging Growth Companies ..........       64,713,104       56,960,871
EQ/MFS Investors Trust ....................       75,178,507       19,531,280
EQ/Money Market ...........................    1,184,509,865    1,348,268,025
EQ/Putnam Growth and Income Value .........       88,745,489       61,807,230
EQ/Putnam Voyager .........................       59,214,703       47,535,037
EQ/Small Company Index ....................      124,914,965       10,597,523
EQ/Technology .............................       60,356,945       30,090,995
U.S Real Estate ...........................        2,029,640           20,013

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% to 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP. AXA Rosenberg Investment Management LLC serves as investment manager for the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------------
 May 2, 2003         Removed Portfolio                          Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                     EQ/International Equity Index Portfolio    EQ/Alliance International Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B      10,628,740                                10,208,338
Value -- Class B     $ 75,262,126                              $ 75,262,126
Net Assets before    $ 75,262,126                              $ 44,189,284
Net Assets after                                               $119,451,410
-----------------------------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio                        Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                      EQ/MFS Research Portfolio                EQ/Capital Guardian Research Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B      28,166,798                                28,318,252
Value -- Class B     $247,678,229                              $247,678,229
Net Assets before    $247,678,229                              $ 89,132,261
Net Assets after                                               $336,810,490
-----------------------------------------------------------------------------------------------------
                     EQ/Alliance Growth Investors Portfolio    EQ/Balanced Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B       1,893,178                                 2,046,157
Value -- Class B     $ 26,463,915                              $ 26,463,915
Net Assets before    $ 26,463,915                              $ 86,658,237
Net Assets after                                               $113,122,152
-----------------------------------------------------------------------------------------------------
                     EQ/Alliance Global Portfolio              EQ/Alliance International Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B       1,327,647                                 2,127,390
Value -- Class B     $ 15,620,807                              $ 15,620,807
Net Assets before    $ 15,620,807                              $ 12,598,522
Net Assets after                                               $ 28,219,329
-----------------------------------------------------------------------------------------------------
 July 12, 2002       Removed Portfolio                         Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                     EQ/AXP New Dimensions                     EQ/Capital Guardian U.S.
                     Portfolio                                 Equity Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B         199,156                               143,629,467
Value -- Class B     $  1,152,217                              $  1,152,217
Net Assets before    $  1,152,217                              $139,282,381
Net Assets after                                               $140,434,598
-----------------------------------------------------------------------------------------------------
                     EQ/AXP Strategy                           EQ/Alliance Small
                     Aggressive Portfolio                      Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B         110,236                                    34,389
Value -- Class B     $    328,529                              $    328,529
Net Assets before    $    328,529                              $157,608,140
Net Assets after                                               $157,936,669
-----------------------------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected select from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged in the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:

                                                                            Asset-based                    Current     Maximum
                                                          Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                          Expense Risks       Charge          Charge        Charge     Charge
                                                         --------------- ---------------- -------------- ----------- ----------
Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Equitable Accumulator Express ........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ........................................   0.90%           0.30%            --             1.20%       1.20%
Equitable Accumulator issued after April 1, 2002 .....   0.75%           0.25%            0.20%          1.20%       1.20%
Equitable Accumulator issued after
  September 15, 2003 .................................   0.75%           0.30%            0.20%          1.25%       1.25%
Equitable Accumulator issued after May 1, 1997 .......   1.10%           0.25%            --             1.35%       1.35%
Equitable Accumulator Plus ...........................   0.90%           0.25%            0.25%          1.40%       1.40%
Equitable Accumulator Plus issued after
  September 15, 2003 .................................   0.90%           0.35%            0.25%          1.50%       1.50%
Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Equitable Accumulator Elite, Plus, Select ............   1.10%           0.25%            0.25%          1.60%       1.60%
Equitable Accumulator Elite issued after
  September 15, 2003 .................................   1.10%           0.30%            0.25%          1.65%       1.65%
Equitable Accumulator Select issued after
  September 15, 2003 .................................   1.10%           0.25%            0.35%          1.70%       1.70%
Equitable Accumulator Elite II .......................   1.10%           0.25%            0.45%          1.80%       1.80%
Equitable Accumulator Select II ......................   1.10%           0.35%            0.45%          1.90%       1.90%

The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                          When charge
Charges                                   is deducted                    Amount deducted                    How deducted
-------------------------------  -------------------------------  -------------------------------  -------------------------------
Charges for state premium        At time of transaction           Varies by state                  Applied to an annuity payout
and other applicable taxes                                                                         option

Charge for Trust expenses        Daily                            Varies by portfolio              Unit value

Annual Administrative charge     Annually on each contract        Depending on account value,      Unit liquidation from
                                 date anniversary.                in Years 1 to 2 lesser of $30    account value
                                                                  or 2% of account value,
                                                                  thereafter $30

Variable Immediate Annuity       At time of transaction           $350 annuity administrative      Unit liquidation from
payout option administrative                                      fee                              account value
fee

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges (Concluded)

                                          When charge
Charges                                   is deducted                    Amount deducted                    How deducted
-------------------------------  -------------------------------  -------------------------------  -------------------------------
Withdrawal charge                At time of transaction           Low - During the first seven     Unit liquidation from account
                                                                  contract years following a       value
                                                                  contribution, a 7% charge is
                                                                  deducted from amounts withdrawn
                                                                  that exceed 10% of your account
                                                                  value.

                                                                  High - During the first eight
                                                                  contract years following a
                                                                  contribution, a charge will be
                                                                  deducted from amounts
                                                                  withdrawn that exceed 10% of
                                                                  your account value. The charge
                                                                  is 8% in the first two
                                                                  contract years following a
                                                                  contribution; the charge is 7%
                                                                  in the third and fourth
                                                                  contract years following a
                                                                  contribution; thereafter it
                                                                  declines by 1% each year in
                                                                  the fifth to eighth contract
                                                                  year

BaseBuilder benefit charge       Annually on each contract        0.30%                            Unit liquidation from account
                                 date anniversary.                                                 value

Protection Plus                  Annually on each contract        Low - 0.20%                      Unit liquidation from account
                                 date anniversary.                                                 value
                                                                  High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85       Annually on each contract        Low - 0.20% of the Annual        Unit liquidation from account
                                 date anniversary.                rachet to age 85 benefit base    value

                                                                  High - 0.30% of the Annual
                                                                  rachet to age 85 benefit base

  Greater of 5% rollup to age    Annually on each contract        0.50% of the greater of 5%       Unit liquidation from account
  85 or annual rachet to age 85  date anniversary.                roll-up to age 85 or annual      value
                                                                  rachet to age 85 benefit base

  6% rollup to age 85            Annually on each contract        Low - 0.35% of the 6%            Unit liquidation from account
                                 date anniversary.                roll-up to age 85 benefit base   value

                                                                  High - 0.45% of the 6%
                                                                  roll-up to age 85 benefit base

  Greater of 6% rollup to age    Annually on each contract        Low - 0.45% of the 6%            Unit liquidation from account
  85 or annual rachet to age     date anniversary.                roll-up to age 85 benefit base   value
  85                                                              or the Annual ratchet to age
                                                                  85 benefit base, as applicable

                                                                  High - 0.60% of the 6%
                                                                  roll-up to age 85 benefit base
                                                                  or the Annual ratchet to age
                                                                  85 benefit base, as applicable

Guaranteed Minimum Income        Annually on each contract        Low - 0.45%                      Unit liquidation from account
Benefit                          date anniversary.                                                 value
                                                                  High - 0.60%

Guaranteed Principal Benefit     Annually on first 10 contract    0.05%                            Unit liquidation from account
charge                           date anniversaries                                                value

Net Loan Interest charge for     At time of transaction           2.00%                            Unit liquidation from account
Rollover TSA contracts only.                                                                       value

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
-------------------------
  2003   Unit Value 1.25% to 1.70%
         Lowest contract charge 1.25% Class B (t)       $ 10.68               --                --            --            6.80%
         Highest contract charge 1.70% Class B (t)      $ 10.66               --                --            --            6.62%
         All contract charges                                --              625          $  6,664          1.20%             --
AXA Conservative Allocation
---------------------------
  2003   Unit Value 1.25% to 1.70%                           --               --                --            --              --
         Lowest contract charge 1.25% Class B (t)       $ 10.32               --                --            --            3.76%
         Highest contract charge 1.70% Class B (t)      $ 10.30               --                --            --            3.00%
         All contract charges                                --              483          $  4,989          3.76%             --
AXA Conservative-Plus Allocation
--------------------------------
  2003   Unit Value 1.25% to 1.70%                           --               --                --            --              --
         Lowest contract charge 1.25% Class B (t)       $ 10.42               --                --            --            4.83%
         Highest contract charge 1.70% Class B (t)      $ 10.41               --                --            --            4.10%
         All contract charges                                --              821          $  8,552          4.83%             --
AXA Moderate Allocation (r)(j)
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --               --                --            --              --
         Lowest contract charges 0.50% Class B (m)      $ 48.11               --                --            --           18.54%
         Highest contract charges 1.90% Class B (a)     $ 37.31               --                --            --           16.86%
         All contract charges                                --           18,997          $653,817          3.59%             --
  2002   Lowest contract charges 0.50% Class B (m)      $ 40.59               --                --            --          (11.86)%
         Highest contract charges 1.90% Class B (a)     $ 31.93               --                --            --          (14.37)%
         All contract charges                                --            3,929          $137,208          2.19%             --
  2001   Lowest contract charges 0.95% Class B (d)      $ 43.48               --                --            --          ( 5.55)%
         Highest contract charges 1.90% Class B (a)     $ 37.29               --                --            --            5.14%
         All contract charges                                --              507          $ 20,337          3.88%             --
  2000   Lowest contact charges 0.95% Class B                --               --                --            --              --
         Highest contract charges 1.60% Class B              --               --                --            --              --
         All contract charges                                --               --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --               --                --            --              --
         Highest contact charges 1.60% Class B               --               --                --            --              --
         All contract charges                                --               --                --            --              --
AXA Moderate-Plus Allocation
----------------------------
  2003   Unit Value 1.25% to 1.70%                          --                --                --            --              --
         Lowest contract charge 1.25% Class B (t)      $ 10.68                --                --            --            6.80%
         Highest contract charge 1.70% Class B (t)     $ 10.66                --                --            --            6.60%
         All contract charges                               --             2,415          $ 25,768          2.70%             --
AXA Premier VIP Aggressive Equity
---------------------------------
  2003   Unit Value 0.50% to 1.90%*                         --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)     $ 56.83                --                --            --           36.82%
         Highest contract charges 1.90% Class B (a)    $ 44.08                --                --            --           34.92%
         All contract charges                               --             2,180          $101,344          0.00%             --
  2002   Lowest contract charges 0.50% Class B (h)     $ 41.54                --                --            --          (29.22)%
         Highest contract charges 1.90% Class B (a)    $ 32.67                --                --            --          (30.23)%
         All contract charges                               --             1,711          $ 60,793          0.01%             --
  2001   Lowest contract charges 0.50% Class B (h)     $ 58.69                --                --            --          (25.55)%
         Highest contract charges 1.90% Class B (a)    $ 46.83                --                --            --           13.23%
         All contract charges                               --             1,907          $ 96,588          0.28%             --
  2000   Lowest contact charges 0.50% Class B (h)      $ 78.83                --                --            --          (13.77)%
         Highest contract charges 1.60% Class B        $ 66.77                --                --            --          (14.73)%
         All contract charges                               --             1,965          $135,269          0.17%             --
  1999   Lowest contact charges 0.95% Class B (d)      $ 85.83                --                --            --           17.42%
         Highest contact charges 1.60% Class B         $ 78.30                --                --            --           16.64%
         All contract charges                               --             1,517          $123,032          0.14%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Core Bond
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 11.11                --                --            --         3.67%
         Highest contract charge 1.90% Class B (l)      $ 10.80                --                --            --         1.79%
         All contract charges                                --            47,365          $516,125          3.67%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.76                --                --            --         5.39%
         Highest contract charge 1.90% Class B (l)      $ 10.61                --                --            --         4.02%
         All contract charges                                --            19,201          $204,776          5.63%          --
AXA Premier VIP Health Care
---------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.16                --                --            --        27.47%
         Highest contract charge 1.90% Class B (l)      $  9.87                --                --            --        25.73%
         All contract charges                                --            11,382          $113,739          1.55%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.97                --                --            --       (19.41)%
         Highest contract charge 1.90% Class B (l)      $  7.85                --                --            --       (20.63)%
         All contract charges                                --             3,195          $ 25,215            --           --
AXA Premier VIP High Yield
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charges 0.50% Class B (h)      $ 31.80                --                --            --        21.93%
         Highest contract charges 1.90% Class B (a)     $ 24.99                --                --            --        20.21%
         All contract charges                                --            25,622          $673,178          7.02%          --
  2002   Lowest contract charges 0.50% Class B (h)      $ 26.08                --                --            --       ( 3.41)%
         Highest contract charges 1.90% Class B (a)     $ 20.79                --                --            --       ( 4.76)%
         All contract charges                                --            10,205          $228,627         10.07%          --
  2001   Lowest contract charges 0.50% Class B (h)      $ 27.00                --                --            --         0.19%
         Highest contract charges 1.90% Class B (a)     $ 21.83                --                --            --         5.85%
         All contract charges                                --             8,008          $187,477         10.30%          --
  2000   Lowest contact charges 0.50% Class B (h)       $ 26.95                --                --            --       ( 9.35)%
         Highest contract charges 1.60% Class B         $ 23.07                --                --            --       (10.34)%
         All contract charges                                --             6,613          $156,909         11.18%          --
  1999   Lowest contact charges 0.95% Class B (d)       $ 28.03                --                --            --       ( 4.50)%
         Highest contact charges 1.60% Class B          $ 25.73                --                --            --       ( 5.13)%
         All contract charges                                --             5,951          $157,921         12.15%          --
AXA Premier International Equity
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.52                --                --            --        33.67%
         Highest contract charge 1.90% Class B (l)      $ 10.23                --                --            --        31.83%
         All contract charges                                --            11,346          $117,579          0.85%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.87                --                --            --       (18.61)%
         Highest contract charge 1.90% Class B (l)      $  7.76                --                --            --       (19.75)%
         All contract charges                                --             3,212          $ 25,053            --           --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  9.83                --                --            --        27.46%
         Highest contract charge 1.90% Class B (l)      $  9.55                --                --            --        25.66%
         All contract charges                                --            10,567          $102,131          0.19%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.71                --                --            --       (22.59)%
         Highest contract charge 1.90% Class B (l)      $  7.60                --                --            --       (23.69)%
         All contract charges                                --             3,689          $ 28,181          0.49%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.90                --                --            --           30.12%
         Highest contract charge 1.90% Class B (l)     $   8.65                --                --            --           28.15%
         All contract charges                                --            22,496          $197,050            --              --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   6.84                --                --            --          (30.13)%
         Highest contract charge 1.90% Class B (l)     $   6.75                --                --            --          (30.98)%
         All contract charges                                --             7,258          $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $  10.40                --                --            --           30.32%
         Highest contract charge 1.90% Class B (l)     $  10.11                --                --            --           28.63%
         All contract charges                                --            20,239          $206,969          2.87%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   7.98                --                --            --          (18.82)%
         Highest contract charge 1.90% Class B (l)     $   7.86                --                --            --          (20.04)%
         All contract charges                                --             6,974          $ 55,122          1.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.72                --                --            --           39.52%
         Highest contract charge 1.90% Class B (l)     $   8.48                --                --            --           37.67%
         All contract charges                                --            28,678          $246,717          2.16%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   6.25                --                --            --          (36.61)%
         Highest contract charge 1.90% Class B (l)     $   6.16                --                --            --          (37.46)%
         All contract charges                                --             8,322          $ 51,568            --              --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $  10.40                --                --            --           39.95%
         Highest contract charge 1.90% Class B (l)     $  10.11                --                --            --           37.90%
         All contract charges                                --            21,347          $218,393          0.94%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   7.43                --                --            --          (23.64)%
         Highest contract charge 1.90% Class B (l)     $   7.33                --                --            --          (24.59)%
         All contract charges                                --             6,540          $ 48,169            --              --
AXA Premier VIP Technology
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.96                --                --            --           56.90%
         Highest contract charge 1.90% Class B (l)     $   8.71                --                --            --           54.71%
         All contract charges                                --             7,597          $ 67,141          4.79%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   5.71                --                --            --          (44.02)%
         Highest contract charge 1.90% Class B (l)     $   5.63                --                --            --          (44.75)%
         All contract charges                                --             2,311          $ 13,072            --              --
AXA Rosenberg VIT Value Long/Short Equity
-----------------------------------------
  2003   Unit Value 1.25% to 1.70%                           --                --                --            --              --
         Lowest contract charge 1.25% Class B (t)      $  10.17                --                --            --            1.72%
         Highest contract charge 1.70% Class B (t)     $  10.16                --                --            --            1.60%
         All contract charges                                --                95          $    966            --              --
EQ/Alliance Common Stock
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)     $ 268.33                --                --            --           48.81%
         Highest contract charges 1.90% Class B (a)    $ 180.69                --                --            --           46.72%
         All contract charges                                --             5,325          $877,988          1.30%             --

                                      A-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
  2002   Lowest contract charges 0.50% Class B (h)      $ 180.32               --                --            --           (33.67)%
         Highest contract charges 1.90% Class B (a)     $ 123.15               --                --            --           (34.61)%
         All contract charges                                 --            3,226          $453,046          0.05%              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 271.84               --                --            --           (11.19)%
         Highest contract charges 1.90% Class B (a)     $ 188.32               --                --            --             9.33%
         All contract charges                                 --            3,478          $743,618          2.15%              --
  2000   Lowest contact charges 0.50% Class B (h)       $ 306.09               --                --            --           (14.67)%
         Highest contract charges 1.60% Class B         $ 232.08               --                --            --           (15.61)%
         All contract charges                                 --            3,465          $846,591          0.45%              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 321.89               --                --            --            23.70%
         Highest contact charges 1.60% Class B          $ 275.01               --                --            --            22.89%
         All contract charges                                 --            2,804          $817,163          0.58%              --
EQ/Alliance Growth and Income
-----------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  27.85               --                --            --            29.80%
         Highest contract charges 1.90% Class B (l)     $  24.09               --                --            --            27.93%
         All contract charges                                 --           17,280          $427,793          1.61%              --
  2002   Lowest contract charges 0.50% Class B (l)      $  21.46               --                --            --           (20.16)%
         Highest contract charges 1.90% Class B (l)     $  18.83               --                --            --           (21.21)%
         All contract charges                                 --            5,280          $104,247          2.86%              --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --               --
         Highest contract charges 1.90% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  2000   Lowest contact charges 0.50% Class B                 --               --                --            --               --
         Highest contract charges 1.60% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  1999   Lowest contact charges 0.95% Class B                 --               --                --            --               --
         Highest contact charges 1.60% Class B                --               --                --            --               --
         All contract charges                                 --               --                --            --               --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  20.69               --                --            --             1.61%
         Highest contract charges 1.90% Class B (l)     $  17.27               --                --            --             0.22%
         All contract charges                                 --           17,987          $328,020          4.53%              --
  2002   Lowest contract charges 0.50% Class B (l)      $  20.36               --                --            --             8.41%
         Highest contract charges 1.90% Class B (l)     $  17.23               --                --            --             7.22%
         All contract charges                                 --           10,061          $183,406         10.01%              --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --               --
         Highest contract charges 1.90% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  2000   Lowest contact charges 0.50% Class B                 --               --                --            --               --
         Highest contract charges 1.60% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  1999   Lowest contact charges 0.95% Class B                 --               --                --            --               --
         Highest contact charges 1.60% Class B                --               --                --            --               --
         All contract charges                                 --               --                --            --               --
EQ/Alliance International (q)(s)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  12.29               --                --            --            34.47%
         Highest contract charges 1.90% Class B (l)     $  10.86               --                --            --            32.60%
         All contract charges                                 --           20,522          $232,935          2.53%              --
  2002   Lowest contract charges 0.50% Class B (l)      $   9.14               --                --            --           ( 9.33)%
         Highest contract charges 1.90% Class B (l)     $   8.19               --                --            --           (10.49)%
         All contract charges                                 --            3,406          $ 29,069            --               --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance International (q)(s)
--------------------------------
  2001   Lowest contract charges 0.50% Class B               --                --                --            --              --
         Highest contract charges 1.90% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Alliance Premier Growth
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B(h)       $  6.12                --                --            --           22.65%
         Highest contract charges 1.90% Class B (a)     $  5.73                --                --            --           20.89%
         All contract charges                                --            55,750          $326,649            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  4.99                --                --            --          (31.55)%
         Highest contract charges 1.90% Class B (a)     $  4.74                --                --            --          (32.48)%
         All contract charges                                --            48,237          $232,039            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  7.29                --                --            --          (24.30)%
         Highest contract charges 1.90% Class B (a)     $  7.02                --                --            --            4.83%
         All contract charges                                --            49,585          $347,643          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  9.63                --                --            --          (18.80)%
         Highest contract charges 1.60% Class B (c)     $  9.45                --                --            --          (19.71)%
         All contract charges                                --            41,078          $388,954          0.79%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.82                --                --            --           18.24%
         Highest contact charges 1.60% Class B (c)      $ 11.77                --                --            --           17.72%
         All contract charges                                --            14,323          $168,756          0.73%             --
EQ/Alliance Quality Bond
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (l)      $ 16.96                --                --            --            3.03%
         Highest contract charges 1.90% Class B (l)     $ 14.67                --                --            --            1.59%
         All contract charges                                --            16,832          $258,083          3.60%             --
  2002   Lowest contract charges 0.50% Class B (l)      $ 16.46                --                --            --            5.92%
         Highest contract charges 1.90% Class B (l)     $ 14.44                --                --            --            4.49%
         All contract charges                                --             5,930          $ 89,679          7.92%             --
  2001   Lowest contract charges 0.50% Class B               --                --                --            --              --
         Highest contract charges 1.90% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Alliance Small Cap Growth (o)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.47                --                --            --           40.21%
         Highest contract charges 1.90% Class B (a)     $ 13.16                --                --            --           38.25%
         All contract charges                                --            24,622          $333,931            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.32                --                --            --          (30.55)%
         Highest contract charges 1.90% Class B (a)     $  9.52                --                --            --          (31.56)%
         All contract charges                                --            16,457          $160,910            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.86                --                --            --          (13.70)%
         Highest contract charges 1.90% Class B (a)     $ 13.91                --                --            --           14.37%
         All contract charges                                --            14,714          $209,134          1.04%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (o)
--------------------------------
  2000   Lowest contact charges 0.50% Class B (h)       $ 17.22                --                --            --           13.08%
         Highest contract charges 1.60% Class B         $ 16.53                --                --            --           11.84%
         All contract charges                                --            13,841          $230,265            --              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 15.04                --                --            --           26.41%
         Highest contact charges 1.60% Class B          $ 14.78                --                --            --           25.57%
         All contract charges                                --             7,780          $115,688            --              --
EQ/Bernstein Diversified Value
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.56                --                --            --           28.17%
         Highest contract charges 1.90% Class B (a)     $ 12.45                --                --            --           26.28%
         All contract charges                                --            70,973          $907,823          1.69%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.58                --                --            --          (14.05)%
         Highest contract charges 1.90% Class B (a)     $  9.86                --                --            --          (15.29)%
         All contract charges                                --            36,996          $373,343          1.59%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.31                --                --            --            2.50%
         Highest contract charges 1.90% Class B (a)     $ 11.64                --                --            --            7.18%
         All contract charges                                --            21,630          $256,192          1.05%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 12.01                --                --            --           (2.45)%
         Highest contract charges 1.60% Class B         $ 11.61                --                --            --           (3.57)%
         All contract charges                                --            14,989          $174,965          0.89%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 12.20                --                --            --            2.55%
         Highest contact charges 1.60% Class B          $ 12.04                --                --            --            1.95%
         All contract charges                                --            11,006          $133,082          2.97%             --
EQ/Calvert Socially Responsible
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (k)      $  8.25                --                --            --           27.31%
         Highest contract charges 1.90% Class B (a)     $  7.75                --                --            --           25.41%
         All contract charges                                --             2,756          $ 21,924            --              --
  2002   Lowest contract charges 0.50% Class B (k)      $  6.48                --                --            --          (26.78)%
         Highest contract charges 1.90% Class B (a)     $  6.18                --                --            --          (27.80)%
         All contract charges                                --               731          $  4,578            --              --
  2001   Lowest contract charges 0.50% Class B (k)      $  8.85                --                --            --            2.89%
         Highest contract charges 1.90% Class B (a)     $  8.56                --                --            --            7.16%
         All contract charges                                --                38          $    328            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Capital Guardian International
---------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  9.92                --                --            --           31.91%
         Highest contract charges 1.90% Class B (a)     $  9.29                --                --            --           30.11%
         All contract charges                                --            34,025          $323,809          1.54%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.52                --                --            --          (15.51)%
         Highest contract charges 1.90% Class B (a)     $  7.14                --                --            --          (16.69)%
         All contract charges                                --            15,843          $114,882          1.42%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.90                --                --            --          (21.24)%
         Highest contract charges 1.90% Class B (a)     $  8.57                --                --            --            7.25%
         All contract charges                                --            11,548          $ 99,965          1.77%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.30                --                --            --          (19.50)%
         Highest contract charges 1.60% Class B (c)     $ 11.09                --                --            --          (20.39)%
         All contract charges                                --             9,845          $109,358          0.47%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International
---------------------------------
  1999   Lowest contact charges 0.95% Class B (d)       $ 14.00                --                --            --           39.96%
         Highest contact charges 1.60% Class B (c)      $ 13.93                --                --            --           39.35%
         All contract charges                                --             2,778          $ 38,743            --              --
EQ/Capital Guardian Research (p)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.76                --                --            --           30.90%
         Highest contract charges 1.90% Class B (a)     $ 10.07                --                --            --           29.10%
         All contract charges                                --            54,622          $562,488          0.48%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  8.22                --                --            --          (25.07)%
         Highest contract charges 1.90% Class B (a)     $  7.80                --                --            --          (26.14)%
         All contract charges                                --            40,818          $324,026          0.43%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 10.97                --                --            --           (2.49)%
         Highest contract charges 1.90% Class B (a)     $ 10.56                --                --            --           11.48%
         All contract charges                                --             7,485          $ 79,895          0.22%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.25                --                --            --            5.38%
         Highest contract charges 1.60% Class B (c)     $ 11.04                --                --            --            4.15%
         All contract charges                                --             5,673          $ 62,742          1.69%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.64                --                --            --            6.42%
         Highest contact charges 1.60% Class B (c)      $ 10.60                --                --            --            5.95%
         All contract charges                                --             1,972          $ 20,913          0.42%             --
EQ/Capital Guardian U.S. Equity (n)
-----------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.71                --                --            --           35.74%
         Highest contract charges 1.90% Class B (a)     $ 10.02                --                --            --           33.78%
         All contract charges                                --            56,813          $583,096          0.39%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.89                --                --            --          (24.06)%
         Highest contract charges 1.90% Class B (a)     $  7.49                --                --            --          (25.10)%
         All contract charges                                --            24,868          $189,328          0.42%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 10.39                --                --            --           (2.53)%
         Highest contract charges 1.90% Class B (a)     $ 10.00                --                --            --           12.51%
         All contract charges                                --            16,170          $163,523          0.32%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.66                --                --            --            3.07%
         Highest contract charges 1.60% Class B (c)     $ 10.46                --                --            --            1.95%
         All contract charges                                --            11,617          $121,719          2.33%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.31                --                --            --            3.07%
         Highest contact charges 1.60% Class B (c)      $ 10.26                --                --            --            2.62%
         All contract charges                                --             5,350          $ 54,949          1.28%             --
EQ/Emerging Markets Equity
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  9.21                --                --            --           55.05%
         Highest contract charges 1.90% Class B (a)     $  8.42                --                --            --           53.09%
         All contract charges                                --            18,796          $164,082          1.03%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  5.94                --                --            --           (6.31)%
         Highest contract charges 1.90% Class B (a)     $  5.50                --                --            --           (7.72)%
         All contract charges                                --            10,375          $ 58,530            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  6.34                --                --            --          ( 5.65)%
         Highest contract charges 1.90% Class B (a)     $  5.96                --                --            --           27.64%
         All contract charges                                --             9,079          $ 55,188            --              --
  2000   Lowest contact charges 0.50% Class B (h)       $  6.72                --                --            --          (40.34)%
         Highest contract charges 1.60% Class B         $  6.47                --                --            --          (41.02)%
         All contract charges                                --             8,892          $ 57,855            --              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.15                --                --            --           93.89%
         Highest contact charges 1.60% Class B          $ 10.97                --                --            --           92.46%
         All contract charges                                --             4,873          $ 53,732            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (i)
-----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (h)      $ 25.65                --                 --           --           27.21%
         Highest contract charges 1.90% Class B (a)     $ 22.31                --                 --           --           25.40%
         All contract charges                                --            50,505         $1,166,468         1.51%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 20.16                --                 --           --          (22.79)%
         Highest contract charges 1.90% Class B (a)     $ 17.79                --                 --           --          (23.88)%
         All contract charges                                --            30,324         $  561,948         1.04%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 26.11                --                 --           --          (12.62)%
         Highest contract charges 1.90% Class B (a)     $ 23.37                --                 --           --            7.81%
         All contract charges                                --            24,226         $  586,435         0.85%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 29.88                --                 --           --          (10.26)%
         Highest contract charges 1.60% Class B (f)     $ 27.69                --                 --           --          (11.24)%
         All contract charges                                --            22,202         $  622,118         1.96%             --
  1999   Lowest contact charges 1.35% Class B           $ 31.67                --                 --           --           18.48%
         Highest contact charges 1.35% Class B          $ 31.67                --                 --           --           18.48%
         All contract charges                                --                --                 --         0.91%             --
EQ/Evergreen Omega
------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (m)      $  8.23                --                 --           --           37.40%
         Highest contract charges 1.90% Class B (a)     $  7.67                --                 --           --           35.51%
         All contract charges                                --             9,822         $   78,212           --              --
  2002   Lowest contract charges 0.50% Class B (m)      $  5.99                --                 --           --          (24.37)%
         Highest contract charges 1.90% Class B (a)     $  5.66                --                 --           --          (25.43)%
         All contract charges                                --             2,262         $   13,052           --              --
  2001   Lowest contract charges 0.95% Class B (d)      $  7.81                --                 --           --          (17.79)%
         Highest contract charges 1.90% Class B (a)     $  7.59                --                 --           --            8.89%
         All contract charges                                --               464         $    3,565         0.01%             --
  2000   Lowest contact charges 0.95% Class B (d)       $  9.50                --                 --           --          (12.60)%
         Highest contract charges 1.60% Class B (b)     $  9.38                --                 --           --          (13.15)%
         All contract charges                                --               261         $    2,455         0.30%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.87                --                 --           --            8.68%
         Highest contact charges 1.60% Class B (b)      $ 10.80                --                 --           --            7.97%
         All contract charges                                --                97         $    1,050         0.66%             --
EQ/FI Mid Cap
-------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.01                --                 --           --           42.80%
         Highest contract charges 1.90% Class B (a)     $  9.55                --                 --           --           40.88%
         All contract charges                                --            49,567         $  483,002           --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.01                --                 --           --          (18.87)%
         Highest contract charges 1.90% Class B (a)     $  6.78                --                 --           --          (20.05)%
         All contract charges                                --            18,844         $  129,102         0.01%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.64                --                 --           --          (13.86)%
         Highest contract charges 1.90% Class B (a)     $  8.48                --                 --           --           16.73%
         All contract charges                                --             9,447         $   80,508         0.23%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.03                --                 --           --            0.26%
         Highest contract charges 1.60% Class B (g)     $  9.99                --                 --           --           (0.01)%
         All contract charges                                --             1,874         $   18,728         0.41%             --
  1999   Lowest contact charges 0.95% Class B                --                --                 --           --              --
         Highest contact charges 1.60% Class B (d)           --                --                 --           --              --
         All contract charges                                --                --                 --           --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/FI Small/Mid Cap Value
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.12                --                --            --           32.65%
         Highest contract charges 1.90% Class B (a)     $ 11.94                --                --            --           30.78%
         All contract charges                                --            35,841          $441,408          0.48%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.89                --                --            --          (15.18)%
         Highest contract charges 1.90% Class B (a)     $  9.13                --                --            --          (16.32)%
         All contract charges                                --            18,536          $173,781          0.70%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 11.66                --                --            --            3.46%
         Highest contract charges 1.90% Class B (a)     $ 10.91                --                --            --           13.94%
         All contract charges                                --             7,454          $ 82,875          0.97%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.27                --                --            --            4.61%
         Highest contract charges 1.60% Class B (g)     $ 10.82                --                --            --            3.46%
         All contract charges                                --               681          $  7,396          2.30%             --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/J.P. Morgan Core Bond
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.19                --                --            --            2.84%
         Highest contract charges 1.90% Class B (a)     $ 13.04                --                --            --            1.48%
         All contract charges                                --            72,059          $963,308          3.72%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 13.80                --                --            --            9.09%
         Highest contract charges 1.90% Class B (a)     $ 12.85                --                --            --            7.44%
         All contract charges                                --            51,512          $676,993          5.39%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.65                --                --            --            7.39%
         Highest contract charges 1.90% Class B (a)     $ 11.96                --                --            --           (0.84)%
         All contract charges                                --            34,831          $423,723          5.43%             --
  2000   Lowest contact charges 0.50% Class B (d)       $ 11.78                --                --            --           10.93%
         Highest contract charges 1.60% Class B         $ 11.40                --                --            --            9.72%
         All contract charges                                --            20,320          $232,778          6.03%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.53                --                --            --           (2.53)%
         Highest contact charges 1.60% Class B          $ 10.39                --                --            --           (3.17)%
         All contract charges                                --            15,003          $156,534          5.52%             --
EQ/Janus Large Cap Growth
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  5.60                --                --            --           25.28%
         Highest contract charges 1.90% Class B (a)     $  5.34                --                --            --           23.33%
         All contract charges                                --            28,669          $156,361            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  4.47                --                --            --          (30.70)%
         Highest contract charges 1.90% Class B (a)     $  4.33                --                --            --          (31.60)%
         All contract charges                                --            19,297          $ 84,342            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  6.45                --                --            --          (23.40)%
         Highest contract charges 1.90% Class B (a)     $  6.33                --                --            --           10.07%
         All contract charges                                --            12,636          $ 80,396          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  8.42                --                --            --          (15.82)%
         Highest contract charges 1.60% Class B (g)     $  8.39                --                --            --          (16.13)%
         All contract charges                                --             3,233          $ 18,736          0.32%             --
  1999   Lowest contact charges 0.95% Class B (g)            --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Lazard Small Cap Value
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 15.15                --                --            --           36.75%
         Highest contract charges 1.90% Class B (a)     $ 13.92                --                --            --           34.75%
         All contract charges                                --            38,520          $549,902          1.38%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 11.08                --                --            --          (14.31)%
         Highest contract charges 1.90% Class B (a)     $ 10.33                --                --            --          (15.47)%
         All contract charges                                --            22,123          $233,903          0.79%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.93                --                --            --           17.12%
         Highest contract charges 1.90% Class B (a)     $ 12.22                --                --            --           17.57%
         All contract charges                                --            13,643          $169,843          4.42%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.04                --                --            --           17.93%
         Highest contract charges 1.60% Class B         $ 10.68                --                --            --           16.69%
         All contract charges                                --             9,962          $106,984          2.89%             --
  1999   Lowest contact charges 0.95% Class B (d)       $  9.28                --                --            --            0.77%
         Highest contact charges 1.60% Class B          $  9.15                --                --            --            0.11%
         All contract charges                                --             6,892          $ 63,403          1.21%             --
EQ/Marsico Focus
----------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (k)      $ 13.06                --                --            --           30.45%
         Highest contract charges 1.90% Class B (a)     $ 12.63                --                --            --           28.62%
         All contract charges                                --            50,777          $646,010            --              --
  2002   Lowest contract charges 0.50% Class B (k)      $ 10.01                --                --            --          (11.96)%
         Highest contract charges 1.90% Class B (a)     $  9.82                --                --            --          (13.25)%
         All contract charges                                --            11,834          $116,998          0.04%             --
  2001   Lowest contract charges 0.50% Class B (k)      $ 11.37                --                --            --           13.36%
         Highest contract charges 1.90% Class B (a)     $ 11.32                --                --            --            6.88%
         All contract charges                                --               328          $  3,718            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Mercury Basic Value Equity
-----------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (m)      $ 19.38                --                --            --           30.58%
         Highest contract charges 1.90% Class B (a)     $ 17.63                --                --            --           28.69%
         All contract charges                                --            25,890          $466,739          0.68%             --
  2002   Lowest contract charges 0.50% Class B (m)      $ 14.84                --                --            --          (17.09)%
         Highest contract charges 1.90% Class B (a)     $ 13.70                --                --            --          (18.26)%
         All contract charges                                --            13,004          $183,216          1.18%             --
  2001   Lowest contract charges 0.95% Class B (b)      $ 17.53                --                --            --            4.53%
         Highest contract charges 1.90% Class B (a)     $ 16.76                --                --            --           14.66%
         All contract charges                                --             8,262          $141,613          3.46%             --
  2000   Lowest contact charges 0.95% Class B (d)       $ 16.77                --                --            --           10.77%
         Highest contract charges 1.60% Class B         $ 16.37                --                --            --           10.01%
         All contract charges                                --             7,266          $119,837          5.55%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 15.14                --                --            --           17.81%
         Highest contact charges 1.60% Class B          $ 14.88                --                --            --           17.07%
         All contract charges                                --             5,939          $ 88,949          7.32%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Mercury International Value
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.90                --                --            --           27.35%
         Highest contract charges 1.90% Class B (a)     $ 13.56                --                --            --           25.56%
         All contract charges                                --            29,705          $415,925          2.52%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 11.70                --                --            --          (17.02)%
         Highest contract charges 1.90% Class B (a)     $ 10.80                --                --            --          (18.18)%
         All contract charges                                --            23,303          $258,604          0.64%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.10                --                --            --          (21.93)%
         Highest contract charges 1.90% Class B (a)     $ 13.20                --                --            --            4.31%
         All contract charges                                --            21,672          $292,625          0.66%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 18.06                --                --            --          (12.75)%
         Highest contract charges 1.60% Class B         $ 17.34                --                --            --          (13.73)%
         All contract charges                                --            20,205          $353,019          9.45%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 20.45                --                --            --           58.73%
         Highest contact charges 1.60% Class B          $ 20.10                --                --            --           57.65%
         All contract charges                                --            14,753          $298,371          9.81%             --
EQ/MFS Emerging Growth Companies
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 12.58                --                --            --           28.76%
         Highest contract charges 1.90% Class B (a)     $ 11.44                --                --            --           26.84%
         All contract charges                                --            21,351          $252,025            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.77                --                --            --          (34.70)%
         Highest contract charges 1.90% Class B (a)     $  9.02                --                --            --          (35.57)%
         All contract charges                                --            20,399          $188,909            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.96                --                --            --           34.36%
         Highest contract charges 1.90% Class B (a)     $ 14.00                --                --            --           14.88%
         All contract charges                                --            23,969          $342,882          0.02%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 22.79                --                --            --          (19.24)%
         Highest contract charges 1.60% Class B         $ 21.88                --                --            --          (20.15)%
         All contract charges                                --            24,193          $532,893          2.00%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 27.88                --                --            --           72.02%
         Highest contact charges 1.60% Class B          $ 27.40                --                --            --           70.93%
         All contract charges                                --            15,578          $429,503          2.72%             --
EQ/MFS Investors Trust
----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  8.53                --                --            --           21.51%
         Highest contract charges 1.90% Class B (a)     $  7.94                --                --            --           19.58%
         All contract charges                                --            32,811          $266,998          0.69%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.02                --                --            --          (21.48)%
         Highest contract charges 1.90% Class B (a)     $  6.64                --                --            --          (22.43)%
         All contract charges                                --            25,059          $169,062          0.55%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.94                --                --            --          (16.37)%
         Highest contract charges 1.90% Class B (a)     $  8.56                --                --            --            5.14%
         All contract charges                                --            24,165          $209,512          0.44%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.69                --                --            --           (1.19)%
         Highest contract charges 1.60% Class B (b)     $ 10.45                --                --            --           (2.34)%
         All contract charges                                --            18,298          $191,799          0.42%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.77                --                --            --            7.68%
         Highest contact charges 1.60% Class B (b)      $ 10.70                --                --            --            6.98%
         All contract charges                                --             8,970          $ 96,101          0.69%             --

                                      A-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2003   Unit Value 0.00% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.00% Class B          $ 38.46                --                --            --           0.56%
         Highest contract charges 1.90% Class B (a)     $ 25.00                --                --            --          (1.35)%
         All contract charges                                --            22,249          $587,929          0.52%            --
  2002   Lowest contract charges 0.00% Class B          $ 38.24                --                --            --           1.24%
         Highest contract charges 1.90% Class B (a)     $ 25.34                --                --            --          (0.67)%
         All contract charges                                --            26,987          $751,628          3.15%            --
  2001   Lowest contract charges 0.00% Class B          $ 37.77                --                --            --           3.56%
         Highest contract charges 1.90% Class B (a)     $ 25.51                --                --            --           0.00%
         All contract charges                                --            24,948          $690,107          3.76%            --
  2000   Lowest contact charges 0.00% Class B           $ 36.47                --                --            --           5.99%
         Highest contract charges 1.60% Class B         $ 26.65                --                --            --           4.31%
         All contract charges                                --            16,149          $439,105          5.90%            --
  1999   Lowest contact charges 0.00% Class B           $ 34.41                --                --            --           4.72%
         Highest contact charges 1.60% Class B          $ 25.55                --                --            --           3.02%
         All contract charges                                --            13,931          $369,868          5.09%            --
EQ/Putnam Growth & Income Value
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.50% Class B (h)      $ 12.78                --                --            --          26.16%
         Highest contract charges 1.90% Class B (a)     $ 11.62                --                --            --          24.41%
         All contract charges                                --            39,281          $471,766          1.42%            --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.13                --                --            --         (19.41)%
         Highest contract charges 1.90% Class B (a)     $  9.34                --                --            --         (20.65)%
         All contract charges                                --            36,586          $351,427          1.36%            --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.57                --                --            --          (7.30)%
         Highest contract charges 1.90% Class B (a)     $ 11.77                --                --            --           5.36%
         All contract charges                                --            36,246          $436,613          0.96%            --
  2000   Lowest contact charges 0.50% Class B (h)       $ 13.56                --                --            --           6.25%
         Highest contract charges 1.60% Class B         $ 13.02                --                --            --           5.08%
         All contract charges                                --            31,527          $413,937          1.01%            --
  1999   Lowest contact charges 0.95% Class B (d)       $ 12.61                --                --            --          (2.29)%
         Highest contact charges 1.60% Class B          $ 12.39                --                --            --          (2.90)%
         All contract charges                                --            30,923          $385,552          7.64%            --
EQ/Putnam Voyager
-----------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.50% Class B (h)      $ 12.14                --                --            --          23.38%
         Highest contract charges 1.90% Class B (a)     $ 11.05                --                --            --          21.70%
         All contract charges                                --            22,285          $254,404          0.13%            --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.84                --                --            --         (26.73)%
         Highest contract charges 1.90% Class B (a)     $  9.08                --                --            --         (27.76)%
         All contract charges                                --            20,819          $194,509          0.10%            --
  2001   Lowest contract charges 0.50% Class B (h)      $ 13.43                --                --            --         (24.85)%
         Highest contract charges 1.90% Class B (a)     $ 12.57                --                --            --           6.97%
         All contract charges                                --            23,007          $295,990            --             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 17.87                --                --            --         (18.18)%
         Highest contract charges 1.60% Class B         $ 17.16                --                --            --         (19.06)%
         All contract charges                                --            22,879          $395,776          1.59%            --
  1999   Lowest contact charges 0.95% Class B (d)       $ 21.58                --                --            --          29.03%
         Highest contact charges 1.60% Class B          $ 21.20                --                --            --          28.17%
         All contract charges                                --            17,975          $383,699          2.74%            --

                                      A-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index
----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.02                --                --            --           45.15%
         Highest contract charges 1.90% Class B (a)     $ 11.95                --                --            --           43.11%
         All contract charges                                --            19,516          $239,728          0.37%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  8.97                --                --            --          (21.32)%
         Highest contract charges 1.90% Class B (a)     $  8.35                --                --            --          (22.47)%
         All contract charges                                --             8,384          $ 71,737          0.61%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 11.40                --                --            --            1.60%
         Highest contract charges 1.90% Class B (a)     $ 10.77                --                --            --           18.29%
         All contract charges                                --             5,542          $ 60,777          0.58%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.22                --                --            --           (3.88)%
         Highest contract charges 1.60% Class B         $ 10.86                --                --            --           (4.90)%
         All contract charges                                --             5,020          $ 54,793          7.05%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.57                --                --            --           19.58%
         Highest contact charges 1.60% Class B          $ 11.42                --                --            --           18.83%
         All contract charges                                --             3,462          $ 39,713          6.67%             --
EQ/Technology
-------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  4.21                --                --            --           42.71%
         Highest contract charges 1.90% Class B (a)     $  3.99                --                --            --           40.49%
         All contract charges                                --            29,546          $120,700            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  2.95                --                --            --          (41.00)%
         Highest contract charges 1.90% Class B (a)     $  2.84                --                --            --          (41.80)%
         All contract charges                                --            20,996          $ 60,201            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  5.00                --                --            --          (24.81)%
         Highest contract charges 1.90% Class B (a)     $  4.88                --                --            --           21.23%
         All contract charges                                --            20,883          $102,608          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  6.65                --                --            --          (33.48)%
         Highest contract charges 1.60% Class B (f)     $  6.60                --                --            --          (33.97)%
         All contract charges                                --            13,643          $ 90,127            --              --
  1999   Lowest contact charges 0.95% Class B (f)            --                --                --            --              --
         Highest contact charges 1.60% Class B (f)           --                --                --            --              --
         All contract charges                                --                --                --            --              --
U.S. Real Estate
----------------
  2003   Unit Value 1.25% to 1.70%                           --                --                --            --              --
         Lowest contract charges 1.25% Class B (t)      $ 11.00                --                --            --           10.00%
         Highest contract charges 1.70% Class B (t)     $ 10.99                --                --            --            9.90%
         All contract charges                                --               188          $  2,058            --              --

(a) Units were made available for sale on October 8, 2001.
(b) Units were made available for sale on January 4, 1999.
(c) Units were made available for sale on May 1, 1999.
(d) Units were made available for sale on September 27, 1999.
(e) Units were made available for sale on March 1, 2000.
(f) Units were made available for sale on May 2, 2000.
(g) Units were made available for sale on September 5, 2000.
(h) Units were made available for sale on October 2, 2000.
(i) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(j) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001 (See Note 5).
(k) Units were made available for sale on September 4, 2001.
(l) Units were made available on January 14, 2002.
(m) Units were made available for sale on April 1, 2002.
(n) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(o) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2003


7. Accumulation Unit Values (Concluded)

(q) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).
(t) Units were made available on September 22, 2003.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.40%, 1.55%, 1.60%, 1.70%, 1.80%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

Equitable Accumulator(R)
A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2004

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.



--------------------------------------------------------------------------------

WHAT IS THE EQUITABLE ACCUMULATOR(R)?


Equitable Accumulator(R) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts or in all states. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.




--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Bernstein Diversified Value
o AXA Conservative Allocation(1)         o EQ/Calvert Socially Responsible
o AXA Conservative-Plus Allocation(1)    o EQ/Capital Guardian International
o AXA Moderate Allocation(1)             o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation(1)        o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Aggressive Equity      o EQ/Emerging Markets Equity
o AXA Premier VIP Core Bond              o EQ/Equity 500 Index
o AXA Premier VIP Health Care            o EQ/Evergreen Omega
o AXA Premier VIP High Yield             o EQ/FI Mid Cap
o AXA Premier VIP International Equity   o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Core         o EQ/J.P. Morgan Core Bond
  Equity                                 o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Growth       o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Marsico Focus
o AXA Premier VIP Small/Mid Cap          o EQ/Mercury Basic Value Equity
  Growth                                 o EQ/Mercury International Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/MFS Emerging Growth Companies
o AXA Premier VIP Technology             o EQ/MFS Investors Trust
o EQ/Alliance Common Stock               o EQ/Money Market
o EQ/Alliance Growth and Income          o EQ/Putnam Growth & Income Value
o EQ/Alliance Intermediate Government    o EQ/Putnam Voyager
  Securities                             o EQ/Small Company Index
o EQ/Alliance International              o EQ/Technology(2)
o EQ/Alliance Premier Growth             o Laudus Rosenberg VIT Value Long/
o EQ/Alliance Quality Bond                 Short Equity(3)
o EQ/Alliance Small Cap Growth           o U.S. Real Estate -- Class II
--------------------------------------------------------------------------------



(1)  The "AXA Allocation" portfolios.

(2) Subject to shareholder approval, on or about May 14, 2004, we anticipate that the EQ/Technology investment option (the "replaced option"), which invests in a corresponding portfolio of EQ Advisors Trust, will be merged into the AXA Premier VIP Technology investment option (the "surviving option"), which invests in a corresponding portfolio of AXA Premier VIP Trust. At that time, we will move the assets in the replaced option into the surviving option and all allocation elections to the replaced option will be considered allocations to the surviving option.

(3)  Formerly named "AXA Rosenberg VIT Value Long/Short Equity."


You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc. or Barr Rosenberg Variable Insurance Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. This account pays fixed interest at guaranteed rates.

TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

  We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA").

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $2,000 to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2004, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                          X00678/Core '04 Series

                                                                        (R-4/15)

Contents of this Prospectus
--------------------------------------------------------------------------------


EQUITABLE ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                                4
Who is Equitable Life?                                                        5
How to reach us                                                               6
Equitable Accumulator(R) at a glance -- key features                          8

--------------------------------------------------------------------------------
FEE TABLE                                                                    11
--------------------------------------------------------------------------------
Example                                                                      14




--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                            18
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                         18
Owner and annuitant requirements                                             25
How you can make your contributions                                          25
What are your investment options under the contract?                         25
Portfolios of the Trusts                                                     26
Allocating your contributions                                                31
Your benefit base                                                            34
Annuity purchase factors                                                     34
Our Guaranteed minimum income benefit option                                 34
Guaranteed minimum death benefit                                             36
Inherited IRA beneficiary continuation contract                              37
Your right to cancel within a certain number of days                         38



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                         39
--------------------------------------------------------------------------------
Your account value and cash value                                            39
Your contract's value in the variable investment options                     39
Your contract's value in the guaranteed interest option                      39
Your contract's value in the fixed maturity options                          39
Your contract's value in the account for special dollar
  cost averaging                                                             39
Termination of your contract                                                 39



----------------------
"We," "our," and "us" refer to Equitable Life.


When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


2  Contents of this Prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                          40
--------------------------------------------------------------------------------
Transferring your account value                                              40
Disruptive transfer activity                                                 40
Rebalancing your account value                                               41



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                      42
--------------------------------------------------------------------------------
Withdrawing your account value                                               42
How withdrawals are taken from your account value                            43
How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income
  benefit, Guaranteed minimum death benefit and
  Guaranteed principal benefit option 2                                      43
Loans under Rollover TSA contracts                                           44
Surrendering your contract to receive its cash value                         44
When to expect payments                                                      44
Your annuity payout options                                                  45



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                      47
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                          47
Charges that the Trusts deduct                                               50
Group or sponsored arrangements                                              50
Other distribution arrangements                                              50



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                  51
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                      51
How death benefit payment is made                                            51
Beneficiary continuation option                                              52



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                           55
--------------------------------------------------------------------------------
Overview                                                                     55

Buying a contract to fund a retirement arrangement                           55
Transfers among investment options                                           55
Taxation of nonqualified annuities                                           55
Individual retirement arrangements (IRAs)                                    57
Special rules for contracts funding qualified plans                          59
Tax-Sheltered Annuity contracts (TSAs)                                       59
Federal and state income tax withholding and
  information reporting                                                      60
Impact of taxes to Equitable Life                                            61

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                          62
--------------------------------------------------------------------------------
About Separate Account No. 49                                                62
About the Trusts                                                             62
About our fixed maturity options                                             62
About the general account                                                    63
About other methods of payment                                               63
Dates and prices at which contract events occur                              64
About your voting rights                                                     65
About legal proceedings                                                      65

About our independent auditors                                               65

Financial statements                                                         65
Transfers of ownership, collateral assignments, loans
  and borrowing                                                              65

Distribution of the contracts                                                66



--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                            67

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I   -- Condensed Financial information                                      A-1
II  -- Purchase considerations for QP contracts                             B-1
III -- Market value adjustment example                                      C-1
IV  -- Enhanced death benefit example                                       D-1
V   -- Hypothetical illustrations                                           E-1
VI  -- Guaranteed principal benefit example                                 F-1

VII -- State contract availability and/or variations of certain
         features and benefits                                              G-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.





                                                                Page
   account for special dollar cost averaging                      33
   account value                                                  39
   administrative charge                                          47
   Annual administrative charge                                   47
   Annual ratchet death benefit                                   34
   annuitant                                                      18
   annuity maturity date                                          46
   annuity payout options                                         45
   annuity purchase factors                                       34
   automatic investment program                                   64
   beneficiary                                                    51
   Beneficiary continuation option ("BCO")                        52
   benefit base                                                   34
   business day                                                   64
   cash value                                                     39
   charges for state premium and other applicable taxes           49
   contract date                                                  10
   contract date anniversary                                      10
   contract year                                                  10
   contributions to traditional IRAs                              58
      regular contributions                                       58
      rollovers and transfers                                     58
   disability, terminal illness or confinement to nursing home    48
   disruptive transfer activity                                   40
   Distribution Charge                                            47
   EQAccess                                                        6
   ERISA                                                          44
   Fixed-dollar option                                            33
   fixed maturity options                                         30
   Flexible Premium IRA                                        cover
   Flexible Premium Roth IRA                                   cover
   free look                                                      38
   free withdrawal amount                                         48
   general account                                                63
   General dollar cost averaging                                  33
   guaranteed interest option                                     30
   Guaranteed minimum death benefit                               36
   Guaranteed minimum income benefit                              34
   Guaranteed minimum income benefit charge                       49
   Guaranteed principal benefits                                  31
   IRA                                                         cover
   IRS                                                            55
   Inherited IRA                                               cover
   Investment simplifier                                          33

                                                                Page
   investment options   cover
   lifetime required minimum distribution withdrawals             43
   loan reserve account                                           44
   loans under Rollover TSA                                       44
   lump sum withdrawals                                           42
   market adjusted amount                                         30
   market value adjustment                                        30
   market timing                                                  40
   maturity dates                                                 30
   maturity value                                                 30
   Mortality and expense risks charge                             47
   NQ                                                          cover
   participant                                                    25
   portfolio                                                   cover
   processing office                                               6
   Protection Plus                                                36
   Protection plus charge                                         49
   QP                                                          cover
   rate to maturity                                               30
   Rebalancing                                                    41
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   roll-up death benefit                                          34
   Roth Conversion IRA                                         cover
   Roth IRA                                                       57
   SAI                                                         cover
   SEC                                                         cover
   self-directed allocation                                       31
   Separate Account 49                                            62
   special dollar cost averaging                                  32
   standard death benefit                                         34
   substantially equal withdrawals                                42
   Successor owner and annuitant                                  51
   Spousal protection                                             52
   systematic withdrawals                                         42
   TOPS                                                            6
   TSA                                                         cover
   traditional IRA                                                57
   Trusts                                                      cover
   unit                                                           39
   variable investment options                                    25
   wire transmittals and electronic applications                  63
   withdrawal charge                                              48



To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



-----------------------------------------------------------------------------------
 Prospectus                            Contract or Supplemental Materials
-----------------------------------------------------------------------------------
  fixed maturity options              Guarantee Periods (Guaranteed Fixed
                                      Interest Accounts in supplemental materials)
  variable investment options         Investment Funds
  account value                       Annuity Account Value
  rate to maturity                    Guaranteed Rates
  unit                                Accumulation Unit
  Guaranteed minimum death benefit    Guaranteed death benefit
  Guaranteed minimum income benefit   Guaranteed Income Benefit
  guaranteed interest option          Guaranteed Interest Account
-----------------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;


o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction;


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our web site at http://www.axaonline.com and clicking on EQAccess. All other clients may access EQAccess by visiting our other web site at http://www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flexible Premium Roth IRA contract;

(3) election of the automatic investment program;

6  Who is Equitable Life?

(4) election of the rebalancing program;

(5) requests for loans under Rollover TSA contracts;

(6) spousal consent for loans under Rollover TSA contracts;

(7) requests for withdrawals or surrenders from Rollover TSA contracts;

(8) tax withholding elections;

(9) election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;


(11) certain section 1035 exchanges;

(12) direct transfers; and

(13) exercise of the Guaranteed minimum income benefit.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options;

(4) contract surrender and withdrawal requests;

(5) death claims;

(6) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(7) special dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3) rebalancing;

(4) special dollar cost averaging;

(5) substantially equal withdrawals;

(6) systematic withdrawals; and

(7) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


                                                       Who is Equitable Life?  7

Equitable Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Professional investment      Equitable Accumulator's(R) variable investment options invest in different portfolios managed by
management                   professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.

                             o Special 10 year fixed maturity option (available under Guaranteed principal benefit option 2 only).
                             -------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages               o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                             contract                    payments.

                             o On transfers inside the   No tax on transfers among investment options.
                             contract
                             -------------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax Sheltered
                             Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal
                             Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information,"
                             later in this Prospectus and in the SAI.)
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides income protection for you during the annuitant's life
income benefit               once the owner elects to annuitize the contract.
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                               o Initial minimum:        $5,000
                               o Additional minimum:     $500 (NQ, QP and Rollover TSA contracts)
                                                         $100 monthly and $300 quarterly under our automatic investment program
                                                         (NQ contracts)
                                                         $50 (IRA contracts)
                                                         $1000 (Inherited IRA contracts)
                             -------------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                               o Initial minimum:        $2,000
                               o Additional minimum:     $   50
                             -------------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at contract issue).
------------------------------------------------------------------------------------------------------------------------------------

8 Equitable Accumulator(R) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Lump sum withdrawals

                       o Several withdrawal options on a periodic basis

                       o Loans under Rollover TSA contracts

                       o Contract surrender

                       You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options

                       o Variable Immediate Annuity payout options

                       o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
Additional features    o Guaranteed minimum death benefit options

                       o Guaranteed principal benefit options

                       o Dollar cost averaging

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semiannually, and annually)

                       o Free transfers

                       o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                       o Protection Plus, an optional death benefit available under certain contracts

                       o Spousal protection

                       o Successor owner/annuitant

                       o  Beneficiary continuation option
------------------------------------------------------------------------------------------------------------------------------------


                          Equitable Accumulator(R) at a glance -- key features 9

------------------------------------------------------------------------------------------------------------------------------------
Fees and charges       o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.25%.

                       o The charges for the Guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

                       o Annual 0.65% of the applicable benefit base charge for the optional Guaranteed minimum income benefit until you exercise the benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first.

                       o An annual charge for the optional Guaranteed principal benefit option 2 deducted on the first 10 contract date anniversaries equal to 0.50% of the account value.

                       o If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value, on the contract date anniversary, is $50,000 or more, we will not deduct the charge.

                       o Annual 0.35% Protection Plus charge for this optional death benefit.

                       o No sales charge deducted at the time you make contributions. During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed
                         10% of your account value. We use the account value at the beginning of each contract year to calculate the
                         10% amount available. There is no withdrawal charge in the eighth and later contract years following a contribution. Certain other exemptions may apply.
                       -------------------------------------------------------------------------------------------------------------
                       The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                       -------------------------------------------------------------------------------------------------------------
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct a $350 annuity administrative fee from amounts applied to purchase the Variable Immediate Annuity payout options.
------------------------------------------------------------------------------------------------------------------------------------
                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.10% to 1.50% annually,
                         12b-1 fees of either 0.25% or 0.35% annually and other expenses. In addition each AXA Allocation Portfolio will invest in shares of other Portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the
                         "Underlying Portfolios").
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages   NQ: 0-85
                       Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-85
                       Flexible Premium IRA: 20-70
                       Inherited IRA: 0-70
                       QP: 20-75
------------------------------------------------------------------------------------------------------------------------------------



The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


10 Equitable Accumulator(R) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain  ransactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)         7.00%

Charge if you elect a Variable Immediate Annuity payout option              $350


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risks                                                 0.75%
Administrative                                                              0.30%
Distribution                                                                0.20%
                                                                            ----
Total annual expenses                                                       1.25%
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(3)
   If your account value on a contract date anniversary is less than
   $50,000(2)                                                               $ 30
   If your account value on a contract date anniversary is $50,000
   or more                                                                  $  0
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect the optional benefit
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(3) on each contract date anniversary for which the benefit is in effect).
   Standard death benefit                                                   0.00%
   Annual Ratchet to age 85                                                 0.25% of the Annual Ratchet to age 85 benefit base
   Greater of 6% Roll up to age 85 or Annual Ratchet to age 85              0.60% of the greater of 6% Roll up to age 85
                                                                            benefit base or the
                                                                            Annual Ratchet to age 85 benefit base, as
                                                                            applicable
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed principal benefit charge for option 2 (calculated as a percentage of the account value. Deducted annually(3) on the first 10
contract date anniversaries)                                                0.50%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(3) on each
contract date anniversary for which the benefit is in effect)               0.65%
------------------------------------------------------------------------------------------------------------------------------------
Protection Plus benefit charge (calculated as a percentage of the account value. Deducted annually(3) on each contract date anniversary
for which the benefit is in effect)                                         0.35%
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Fee table 11

Net loan interest charge - Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                     2.00%(4)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2003 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ----       -----
other expenses)(5)                                                                 0.56%      10.23%
------------------------------------------------------------------------------------------------------------------------------------




This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total                   Net Total
                                                                                              Annual      Fee Waiv-     Annual
                                                                              Underlying     Expenses    ers and/or    Expenses
                                          Manage-                             Portfolio      (Before       Expense       After
                                           ment       12b-1       Other        Fees and      Expense     Reimburse-     Expense
 Portfolio Name                           Fees(6)   Fees(7)   Expenses (8)   Expenses(9)   Limitation)    ments(10)   Limitations
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                  0.10%      0.25%     5.91%          1.08%          7.34%        (5.98)%      1.36%
AXA Conservative Allocation                0.10%      0.25%     9.04%          0.84%         10.23%        (9.13)%      1.10%
AXA Conservative-Plus Allocation           0.10%      0.25%     4.13%          0.88%          5.36%        (4.21)%      1.15%
AXA Moderate Allocation                    0.10%      0.25%     0.39%          0.86%          1.60%        (0.43)%      1.17%
AXA Moderate-Plus Allocation               0.10%      0.25%     1.77%          1.13%          3.25%        (1.87)%      1.38%
AXA Premier VIP Aggressive Equity          0.62%      0.25%     0.15%            --           1.02%           --        1.02%
AXA Premier VIP Core Bond                  0.60%      0.25%     0.26%            --           1.11%        (0.16)%      0.95%
AXA Premier VIP Health Care                1.20%      0.25%     0.48%            --           1.93%        (0.08)%      1.85%
AXA Premier VIP High Yield                 0.59%      0.25%     0.16%            --           1.00%           --        1.00%
AXA Premier VIP International Equity       1.05%      0.25%     0.73%            --           2.03%        (0.23)%      1.80%
AXA Premier VIP Large Cap Core Equity      0.90%      0.25%     0.52%            --           1.67%        (0.32)%      1.35%
AXA Premier VIP Large Cap Growth           0.90%      0.25%     0.43%            --           1.58%        (0.23)%      1.35%
AXA Premier VIP Large Cap Value            0.90%      0.25%     0.43%            --           1.58%        (0.23)%      1.35%
AXA Premier VIP Small/Mid Cap Growth       1.10%      0.25%     0.35%            --           1.70%        (0.10)%      1.60%
AXA Premier VIP Small/Mid Cap Value        1.10%      0.25%     0.31%            --           1.66%        (0.06)%      1.60%
AXA Premier VIP Technology                 1.20%      0.25%     0.83%            --           2.28%        (0.43)%      1.85%
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                   0.48%      0.25%     0.06%            --           0.79%           --        0.79%
EQ/Alliance Growth and Income              0.57%      0.25%     0.06%            --           0.88%           --        0.88%
EQ/Alliance Intermediate                   0.49%      0.25%     0.08%            --           0.82%           --        0.82%
  Government Securities
EQ/Alliance International                  0.74%      0.25%     0.13%            --           1.12%        (0.02)%      1.10%
EQ/Alliance Premier Growth                 0.90%      0.25%     0.05%            --           1.20%        (0.04)%      1.16%
EQ/Alliance Quality Bond                   0.52%      0.25%     0.06%            --           0.83%           --        0.83%
EQ/Alliance Small Cap Growth               0.75%      0.25%     0.07%            --           1.07%           --        1.07%
EQ/Bernstein Diversified Value             0.64%      0.25%     0.06%            --           0.95%         0.00%       0.95%
EQ/Calvert Socially Responsible            0.65%      0.25%     0.55%            --           1.45%        (0.40)%      1.05%
EQ/Capital Guardian International          0.85%      0.25%     0.21%            --           1.31%        (0.11)%      1.20%
EQ/Capital Guardian Research               0.65%      0.25%     0.07%            --           0.97%        (0.02)%      0.95%
EQ/Capital Guardian U.S. Equity            0.65%      0.25%     0.07%            --           0.97%        (0.02)%      0.95%
EQ/Emerging Markets Equity                 1.15%      0.25%     0.40%            --           1.80%         0.00%       1.80%
EQ/Equity 500 Index                        0.25%      0.25%     0.06%            --           0.56%           --        0.56%
EQ/Evergreen Omega                         0.65%      0.25%     0.25%            --           1.15%        (0.20)%      0.95%
EQ/FI Mid Cap                              0.70%      0.25%     0.08%            --           1.03%        (0.03)%      1.00%
EQ/FI Small/Mid Cap Value                  0.75%      0.25%     0.10%            --           1.10%         0.00%       1.10%
EQ/Janus Large Cap Growth                  0.90%      0.25%     0.09%            --           1.24%        (0.09)%      1.15%
EQ/J.P. Morgan Core Bond                   0.44%      0.25%     0.08%            --           0.77%         0.00%       0.77%
EQ/Lazard Small Cap Value                  0.75%      0.25%     0.10%            --           1.10%         0.00%       1.10%
------------------------------------------------------------------------------------------------------------------------------------


12 Fee table

This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Total                   Net Total
                                                                                         Annual      Fee Waiv-     Annual
                                                                         Underlying     Expenses    ers and/or    Expenses
                                     Manage-                             Portfolio      (Before       Expense       After
                                      ment       12b-1       Other        Fees and      Expense     Reimburse-     Expense
 Portfolio Name                      Fees(6)   Fees(7)   Expenses (8)   Expenses(9)   Limitation)    ments(10)   Limitations
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                      0.90%      0.25%     0.07%               --       1.22%         (0.07)%      1.15%
EQ/Mercury Basic Value Equity         0.60%      0.25%     0.07%               --       0.92%          0.00%       0.92%
EQ/Mercury International Value        0.85%      0.25%     0.16%               --       1.26%         (0.01)%      1.25%
EQ/MFS Emerging Growth Companies      0.65%      0.25%     0.07%               --       0.97%            --        0.97%
EQ/MFS Investors Trust                0.60%      0.25%     0.11%               --       0.96%         (0.01)%      0.95%
EQ/Money Market                       0.33%      0.25%     0.06%               --       0.64%            --        0.64%
EQ/Putnam Growth & Income Value       0.60%      0.25%     0.10%               --       0.95%          0.00%       0.95%
EQ/Putnam Voyager                     0.65%      0.25%     0.13%               --       1.03%         (0.08)%      0.95%
EQ/Small Company Index                0.25%      0.25%     0.35%               --       0.85%          0.00%       0.85%
EQ/Technology                         0.90%      0.25%     0.09%               --       1.24%         (0.09)%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value            1.50%      0.25%     5.80%               --       7.55%         (4.57)%      2.98%
  Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II          0.80%      0.35%     0.31%               --       1.46%         (0.11)%      1.35%
------------------------------------------------------------------------------------------------------------------------------------


(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is determined by the contract year in         Contract
     which you make the withdrawal or surrender your contract. For each contribution,      Year
     we consider the contract year in which we receive that contribution to be "contract   1..................................7.00%
     year 1")                                                                              2..................................7.00%
                                                                                           3..................................6.00%
                                                                                           4..................................6.00%
                                                                                           5..................................5.00%
                                                                                           6..................................3.00%
                                                                                           7..................................1.00%
                                                                                           8+.................................0.00%

(2) During the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge is $30 for each contract year.

(3) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(5) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(6) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (10) for any expense limitation agreement information.

(7) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(8) Other expenses shown are those incurred in 2003. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (10) for any expense limitation agreement.

(9) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(10) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equitable Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of the Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of the Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts." See the prospectus for each applicable



                                                                    Fee table 13
     underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of EQ Advisors Trust Portfolio and AXA Premier VIP Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:




------------------------------------------------
   Portfolio Name
------------------------------------------------
   AXA Aggressive Allocation               0.95%
------------------------------------------------
   AXA Conservative Allocation             0.73%
------------------------------------------------
   AXA Conservative-Plus Allocation        0.78%
------------------------------------------------
   AXA Moderate Allocation                 0.79%
------------------------------------------------
   AXA Moderate-Plus Allocation            0.99%
------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.95%
------------------------------------------------
   AXA Premier VIP Health Care             1.84%
------------------------------------------------
   AXA Premier VIP International Equity    1.73%
------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.32%
------------------------------------------------
   AXA Premier VIP Large Cap Value         1.28%
------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.46%
------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.52%
------------------------------------------------
   AXA Premier VIP Technology              1.70%
------------------------------------------------
   EQ/Alliance Common Stock                0.77%
------------------------------------------------
   EQ/Alliance Growth and Income           0.85%
------------------------------------------------
   EQ/Alliance Premier Growth              1.15%
------------------------------------------------
   EQ/Alliance Small Cap Growth            1.03%
------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
------------------------------------------------
   EQ/Capital Guardian International       1.18%
------------------------------------------------
   EQ/Capital Guardian Research            0.93%
------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
------------------------------------------------
   EQ/Emerging Markets Equity              1.78%
------------------------------------------------
   EQ/Evergreen Omega                      0.84%
------------------------------------------------
   EQ/FI Mid Cap                           0.88%
------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.04%
------------------------------------------------
   EQ/Lazard Small Cap Value               1.00%
------------------------------------------------
   EQ/Marsico Focus                        1.10%
------------------------------------------------
   EQ/Mercury Basic Value Equity           0.91%
------------------------------------------------
   EQ/Mercury International Value          1.18%
------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.96%
------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
------------------------------------------------
   EQ/Putnam Growth & Income Value         0.93%
------------------------------------------------
   EQ/Putnam Voyager                       0.93%
------------------------------------------------
   EQ/Technology                           1.01%
------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed minimum income benefit with the enhanced death benefit that provides for the greater of the 6% Roll up to age 85 or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $2.10 per $10,000.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the examples. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



14 Fee table

------------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                 1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,773.57     $ 3,684.74     $ 5,428.25     $  8,900.13
AXA Conservative Allocation                      $ 2,076.53     $ 4,433.90     $ 6,444.96     $ 10,020.44
AXA Conservative-Plus Allocation                 $ 1,565.45     $ 3,140.37     $ 4,644.06     $  7,867.70
AXA Moderate Allocation                          $ 1,171.02     $ 2,040.07     $ 2,946.68     $  5,140.80
AXA Moderate-Plus Allocation                     $ 1,344.14     $ 2,534.22     $ 3,727.25     $  6,477.79
AXA Premier VIP Aggressive Equity                $ 1,109.75     $ 1,860.91     $ 2,656.44     $  4,607.91
AXA Premier VIP Core Bond                        $ 1,119.20     $ 1,888.68     $ 2,701.68     $  4,692.25
AXA Premier VIP Health Care                      $ 1,205.28     $ 2,139.27     $ 3,105.74     $  5,424.62
AXA Premier VIP High Yield                       $ 1,107.65     $ 1,854.73     $ 2,646.36     $  4,589.06
AXA Premier VIP International Equity             $ 1,215.77     $ 2,169.53     $ 3,154.01     $  5,509.62
AXA Premier VIP Large Cap Core Equity            $ 1,177.98     $ 2,060.29     $ 2,979.20     $  5,199.30
AXA Premier VIP Large Cap Growth                 $ 1,168.53     $ 2,032.85     $ 2,935.06     $  5,119.84
AXA Premier VIP Large Cap Value                  $ 1,168.53     $ 2,032.85     $ 2,935.06     $  5,119.84
AXA Premier VIP Small/Mid Cap Growth             $ 1,181.13     $ 2,069.43     $ 2,993.88     $  5,225.62
AXA Premier VIP Small/Mid Cap Value              $ 1,176.93     $ 2,057.25     $ 2,974.31     $  5,190.51
AXA Premier VIP Technology                       $ 1,242.02     $ 2,244.88     $ 3,273.78     $  5,718.16
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,085.60     $ 1,789.69     $ 2,540.01     $  4,388.70
EQ/Alliance Growth and Income                    $ 1,095.05     $ 1,817.60     $ 2,585.71     $  4,475.11
EQ/Alliance Intermediate Government Securities   $ 1,088.75     $ 1,799.00     $ 2,555.26     $  4,417.60
EQ/Alliance International                        $ 1,120.25     $ 1,891.77     $ 2,706.70     $  4,701.57
EQ/Alliance Premier Growth                       $ 1,128.64     $ 1,916.40     $ 2,746.75     $  4,775.79
EQ/Alliance Quality Bond                         $ 1,089.80     $ 1,802.10     $ 2,560.34     $  4,427.21
EQ/Alliance Small Cap Growth                     $ 1,115.00     $ 1,876.35     $ 2,681.60     $  4,654.86
EQ/Bernstein Diversified Value                   $ 1,102.40     $ 1,839.27     $ 2,621.13     $  4,541.76
EQ/Calvert Socially Responsible                  $ 1,154.89     $ 1,993.12     $ 2,870.99     $  5,003.70
EQ/Capital Guardian International                $ 1,140.19     $ 1,950.21     $ 2,801.58     $  4,876.81
EQ/Capital Guardian Research                     $ 1,104.50     $ 1,845.46     $ 2,631.23     $  4,560.71
EQ/Capital Guardian U.S. Equity                  $ 1,104.50     $ 1,845.46     $ 2,631.23     $  4,560.71
EQ/Emerging Markets Equity                       $ 1,191.63     $ 2,099.84     $ 3,042.65     $  5,312.75
EQ/Equity 500 Index                              $ 1,061.46     $ 1,718.12     $ 2,422.39     $  4,164.13
EQ/Evergreen Omega                               $ 1,123.39     $ 1,901.01     $ 2,721.73     $  4,729.47
EQ/FI Mid Cap                                    $ 1,110.80     $ 1,864.00     $ 2,661.48     $  4,617.32
EQ/FI Small/Mid Cap Value                        $ 1,118.15     $ 1,885.60     $ 2,696.67     $  4,682.92
EQ/J.P. Morgan Core Bond                         $ 1,083.50     $ 1,783.48     $ 2,529.83     $  4,369.39
EQ/Janus Large Cap Growth                        $ 1,132.84     $ 1,928.71     $ 2,766.72     $  4,812.66
EQ/Lazard Small Cap Value                        $ 1,118.15     $ 1,885.60     $ 2,696.67     $  4,682.92
EQ/Marsico Focus                                 $ 1,130.74     $ 1,922.56     $ 2,756.74     $  4,794.24
EQ/Mercury Basic Value Equity                    $ 1,099.25     $ 1,829.99     $ 2,605.96     $  4,513.26
EQ/Mercury International Value                   $ 1,134.94     $ 1,934.85     $ 2,776.69     $  4,831.04
EQ/MFS Emerging Growth Companies                 $ 1,104.50     $ 1,845.46     $ 2,631.23     $  4,560.71
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                 If you annuitize at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                   1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,423.57     $ 3,434.74     $ 5,278.25     $  9,250.13
AXA Conservative Allocation                      $ 1,726.53     $ 4,183.90     $ 6,294.96     $ 10,370.44
AXA Conservative-Plus Allocation                 $ 1,215.45     $ 2,890.37     $ 4,494.06     $  8,217.70
AXA Moderate Allocation                          $   821.02     $ 1,790.07     $ 2,796.68     $  5,490.80
AXA Moderate-Plus Allocation                     $   994.14     $ 2,284.22     $ 3,577.25     $  6,827.79
AXA Premier VIP Aggressive Equity                $   759.75     $ 1,610.91     $ 2,506.44     $  4,957.91
AXA Premier VIP Core Bond                        $   769.20     $ 1,638.68     $ 2,551.68     $  5,042.25
AXA Premier VIP Health Care                      $   855.28     $ 1,889.27     $ 2,955.74     $  5,774.62
AXA Premier VIP High Yield                       $   757.65     $ 1,604.73     $ 2,496.36     $  4,939.06
AXA Premier VIP International Equity             $   865.77     $ 1,919.53     $ 3,004.01     $  5,859.62
AXA Premier VIP Large Cap Core Equity            $   827.98     $ 1,810.29     $ 2,829.20     $  5,549.30
AXA Premier VIP Large Cap Growth                 $   818.53     $ 1,782.85     $ 2,785.06     $  5,469.84
AXA Premier VIP Large Cap Value                  $   818.53     $ 1,782.85     $ 2,785.06     $  5,469.84
AXA Premier VIP Small/Mid Cap Growth             $   831.13     $ 1,819.43     $ 2,843.88     $  5,575.62
AXA Premier VIP Small/Mid Cap Value              $   826.93     $ 1,807.25     $ 2,824.31     $  5,540.51
AXA Premier VIP Technology                       $   892.02     $ 1,994.88     $ 3,123.78     $  6,068.16
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   735.60     $ 1,539.69     $ 2,390.01     $  4,738.70
EQ/Alliance Growth and Income                    $   745.05     $ 1,567.60     $ 2,435.71     $  4,825.11
EQ/Alliance Intermediate Government Securities   $   738.75     $ 1,549.00     $ 2,405.26     $  4,767.60
EQ/Alliance International                        $   770.25     $ 1,641.77     $ 2,556.70     $  5,051.57
EQ/Alliance Premier Growth                       $   778.64     $ 1,666.40     $ 2,596.75     $  5,125.79
EQ/Alliance Quality Bond                         $   739.80     $ 1,552.10     $ 2,410.34     $  4,777.21
EQ/Alliance Small Cap Growth                     $   765.00     $ 1,626.35     $ 2,531.60     $  5,004.86
EQ/Bernstein Diversified Value                   $   752.40     $ 1,589.27     $ 2,471.13     $  4,891.76
EQ/Calvert Socially Responsible                  $   804.89     $ 1,743.12     $ 2,720.99     $  5,353.70
EQ/Capital Guardian International                $   790.19     $ 1,700.21     $ 2,651.58     $  5,226.81
EQ/Capital Guardian Research                     $   754.50     $ 1,595.46     $ 2,481.23     $  4,910.71
EQ/Capital Guardian U.S. Equity                  $   754.50     $ 1,595.46     $ 2,481.23     $  4,910.71
EQ/Emerging Markets Equity                       $   841.63     $ 1,849.84     $ 2,892.65     $  5,662.75
EQ/Equity 500 Index                              $   711.46     $ 1,468.12     $ 2,272.39     $  4,514.13
EQ/Evergreen Omega                               $   773.39     $ 1,651.01     $ 2,571.73     $  5,079.47
EQ/FI Mid Cap                                    $   760.80     $ 1,614.00     $ 2,511.48     $  4,967.32
EQ/FI Small/Mid Cap Value                        $   768.15     $ 1,635.60     $ 2,546.67     $  5,032.92
EQ/J.P. Morgan Core Bond                         $   733.50     $ 1,533.48     $ 2,379.83     $  4,719.39
EQ/Janus Large Cap Growth                        $   782.84     $ 1,678.71     $ 2,616.72     $  5,162.66
EQ/Lazard Small Cap Value                        $   768.15     $ 1,635.60     $ 2,546.67     $  5,032.92
EQ/Marsico Focus                                 $   780.74     $ 1,672.56     $ 2,606.74     $  5,144.24
EQ/Mercury Basic Value Equity                    $   749.25     $ 1,579.99     $ 2,455.96     $  4,863.26
EQ/Mercury International Value                   $   784.94     $ 1,684.85     $ 2,626.69     $  5,181.04
EQ/MFS Emerging Growth Companies                 $   754.50     $ 1,595.46     $ 2,481.23     $  4,910.71
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end
                                                        of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                1 year          3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,073.57     $ 3,084.74     $ 4,928.25     $  8,900.13
AXA Conservative Allocation                      $ 1,376.53     $ 3,833.90     $ 5,944.96     $ 10,020.44
AXA Conservative-Plus Allocation                 $   865.45     $ 2,540.37     $ 4,144.06     $  7,867.70
AXA Moderate Allocation                          $   471.02     $ 1,440.07     $ 2,446.68     $  5,140.80
AXA Moderate-Plus Allocation                     $   644.14     $ 1,934.22     $ 3,227.25     $  6,477.79
AXA Premier VIP Aggressive Equity                $   409.75     $ 1,260.91     $ 2,156.44     $  4,607.91
AXA Premier VIP Core Bond                        $   419.20     $ 1,288.68     $ 2,201.68     $  4,692.25
AXA Premier VIP Health Care                      $   505.28     $ 1,539.27     $ 2,605.74     $  5,424.62
AXA Premier VIP High Yield                       $   407.65     $ 1,254.73     $ 2,146.36     $  4,589.06
AXA Premier VIP International Equity             $   515.77     $ 1,569.53     $ 2,654.01     $  5,509.62
AXA Premier VIP Large Cap Core Equity            $   477.98     $ 1,460.29     $ 2,479.20     $  5,199.30
AXA Premier VIP Large Cap Growth                 $   468.53     $ 1,432.85     $ 2,435.06     $  5,119.84
AXA Premier VIP Large Cap Value                  $   468.53     $ 1,432.85     $ 2,435.06     $  5,119.84
AXA Premier VIP Small/Mid Cap Growth             $   481.13     $ 1,469.43     $ 2,493.88     $  5,225.62
AXA Premier VIP Small/Mid Cap Value              $   476.93     $ 1,457.25     $ 2,474.31     $  5,190.51
AXA Premier VIP Technology                       $   542.02     $ 1,644.88     $ 2,773.78     $  5,718.16
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   385.60     $ 1,189.69     $ 2,040.01     $  4,388.70
EQ/Alliance Growth and Income                    $   395.05     $ 1,217.60     $ 2,085.71     $  4,475.11
EQ/Alliance Intermediate Government Securities   $   388.75     $ 1,199.00     $ 2,055.26     $  4,417.60
EQ/Alliance International                        $   420.25     $ 1,291.77     $ 2,206.70     $  4,701.57
EQ/Alliance Premier Growth                       $   428.64     $ 1,316.40     $ 2,246.75     $  4,775.79
EQ/Alliance Quality Bond                         $   389.80     $ 1,202.10     $ 2,060.34     $  4,427.21
EQ/Alliance Small Cap Growth                     $   415.00     $ 1,276.35     $ 2,181.60     $  4,654.86
EQ/Bernstein Diversified Value                   $   402.40     $ 1,239.27     $ 2,121.13     $  4,541.76
EQ/Calvert Socially Responsible                  $   454.89     $ 1,393.12     $ 2,370.99     $  5,003.70
EQ/Capital Guardian International                $   440.19     $ 1,350.21     $ 2,301.58     $  4,876.81
EQ/Capital Guardian Research                     $   404.50     $ 1,245.46     $ 2,131.23     $  4,560.71
EQ/Capital Guardian U.S. Equity                  $   404.50     $ 1,245.46     $ 2,131.23     $  4,560.71
EQ/Emerging Markets Equity                       $   491.63     $ 1,499.84     $ 2,542.65     $  5,312.75
EQ/Equity 500 Index                              $   361.46     $ 1,118.12     $ 1,922.39     $  4,164.13
EQ/Evergreen Omega                               $   423.39     $ 1,301.01     $ 2,221.73     $  4,729.47
EQ/FI Mid Cap                                    $   410.80     $ 1,264.00     $ 2,161.48     $  4,617.32
EQ/FI Small/Mid Cap Value                        $   418.15     $ 1,285.60     $ 2,196.67     $  4,682.92
EQ/J.P. Morgan Core Bond                         $   383.50     $ 1,183.48     $ 2,029.83     $  4,369.39
EQ/Janus Large Cap Growth                        $   432.84     $ 1,328.71     $ 2,266.72     $  4,812.66
EQ/Lazard Small Cap Value                        $   418.15     $ 1,285.60     $ 2,196.67     $  4,682.92
EQ/Marsico Focus                                 $   430.74     $ 1,322.56     $ 2,256.74     $  4,794.24
EQ/Mercury Basic Value Equity                    $   399.25     $ 1,229.99     $ 2,105.96     $  4,513.26
EQ/Mercury International Value                   $   434.94     $ 1,334.85     $ 2,276.69     $  4,831.04
EQ/MFS Emerging Growth Companies                 $   404.50     $ 1,245.46     $ 2,131.23     $  4,560.71
------------------------------------------------------------------------------------------------------------


                                                                   Fee table 15

------------------------------------------------------------------------------------------------------------
                                                        If you surrender your contract at the end
                                                              of the applicable time period
                                               -------------------------------------------------------------
                  Portfolio Name                1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $ 1,103.45     $ 1,842.37     $ 2,626.18     $ 4,551.24
EQ/Money Market                                $ 1,069.86     $ 1,743.05     $ 2,463.44     $ 4,242.86
EQ/Putnam Growth & Income Value                $ 1,102.40     $ 1,839.27     $ 2,621.13     $ 4,541.76
EQ/Putnam Voyager                              $ 1,110.80     $ 1,864.00     $ 2,661.48     $ 4,617.32
EQ/Small Company Index                         $ 1,091.90     $ 1,808.30     $ 2,570.49     $ 4,446.40
EQ/Technology                                  $ 1,132.84     $ 1,928.71     $ 2,766.72     $ 4,812.66
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,795.25     $ 3,740.05     $ 5,505.80     $ 8,994.32
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $ 1,155.94     $ 1,996.18     $ 2,875.94     $ 5,012.69
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end
                                                             of the applicable time period
                                               -------------------------------------------------------------
                  Portfolio Name                 1 year       3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
EQ/MFS Investors Trust                         $   753.45   $ 1,592.37     $ 2,476.18     $ 4,901.24
EQ/Money Market                                $   719.86   $ 1,493.05     $ 2,313.44     $ 4,592.86
EQ/Putnam Growth & Income Value                $   752.40   $ 1,589.27     $ 2,471.13     $ 4,891.76
EQ/Putnam Voyager                              $   760.80   $ 1,614.00     $ 2,511.48     $ 4,967.32
EQ/Small Company Index                         $   741.90   $ 1,558.30     $ 2,420.49     $ 4,796.40
EQ/Technology                                  $   782.84   $ 1,678.71     $ 2,616.72     $ 5,162.66
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,445.25   $ 3,490.05     $ 5,355.80     $ 9,344.32
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $   805.94   $ 1,746.18     $ 2,725.94     $ 5,362.69
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                If you do not surrender your contract at the end
                                                      of the applicable time period
                                               -------------------------------------------------------------
                  Portfolio Name                1 year      3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
EQ/MFS Investors Trust                        $   403.45    $ 1,242.37     $ 2,126.18     $ 4,551.24
EQ/Money Market                               $   369.86    $ 1,143.05     $ 1,963.44     $ 4,242.86
EQ/Putnam Growth & Income Value               $   402.40    $ 1,239.27     $ 2,121.13     $ 4,541.76
EQ/Putnam Voyager                             $   410.80    $ 1,264.00     $ 2,161.48     $ 4,617.32
EQ/Small Company Index                        $   391.90    $ 1,208.30     $ 2,070.49     $ 4,446.40
EQ/Technology                                 $   432.84    $ 1,328.71     $ 2,266.72     $ 4,812.66
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity  $ 1,095.25    $ 3,140.05     $ 5,005.80     $ 8,994.32
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                  $   455.94    $ 1,396.18     $ 2,375.94     $ 5,012.69
------------------------------------------------------------------------------------------------------------


16 Fee table

CONDENSED FINANCIAL INFORMATION

Please see Appendix VI at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2003.



                                                                    Fee table 17

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount for each type of contract purchased. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.


We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are ages 81 and older at contract issue). We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
               Available
               for annuitant   Minimum
Contract type  issue ages      contributions        Source of contributions             Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
NQ             0 through 85    o $5,000 (initial)   o After-tax money.                  o For annuitants up to age 83
                                                                                          at contract issue, no addi-
                               o $500 (additional)  o Paid to us by check or              tional contributions may be
                                                      transfer of contract value in       made after attainment of
                                                      a tax-deferred exchange             age 84, or, if later, the first
                                                      under Section 1035 of the           contract anniversary.*
                                                      Internal Revenue Code.
                                                                                        o For annuitants age 84 or 85
                                                                                          at contract issue, additional
                                                                                          contributions may be made
                                                                                          up to one year from contract
                                                                                          issue.*
----------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------
               Available
               for annuitant   Minimum
Contract type  issue ages      contributions        Source of contributions             Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Rollover IRA   20 through 85   o $5,000 (initial)   o Eligible rollover distribu-       o For annuitants up to age 83
                                                      tions from TSA contracts or         at contract issue, no addi-
                               o $50 (additional)     other 403(b) arrangements,          tional contributions may be
                                                      qualified plans, and govern-        made after attainment of
                                                      mental employer 457(b)              age 84, or, if later, the first
                                                      plans.                              contract anniversary.*

                                                    o Rollovers from another            o For annuitants age 84 or 85
                                                      traditional individual retire-      at contract issue, additional
                                                      ment arrangement.                   contributions may be made
                                                                                          up to one year from contract
                                                    o Direct custodian-to-                issue.*
                                                      custodian transfers from
                                                      another traditional indi-         o Contributions after age 70-1/2
                                                      vidual retirement                   must be net of required
                                                      arrangement.                        minimum distributions.

                                                    o Regular IRA contributions.        o Although we accept regular
                                                                                          IRA contributions (limited to
                                                    o Additional "catch-up" con-          $3,000 for 2004 and
                                                      tributions.                         $4,000 for 2005) under
                                                                                          rollover IRA contracts, we
                                                                                          intend that this contract be
                                                                                          used primarily for rollover
                                                                                          and direct transfer
                                                                                          contributions.

                                                                                        o Additional catch-up contri-
                                                                                          butions of up to $500 can
                                                                                          be made for the calendar
                                                                                          year 2004 or 2005 where
                                                                                          the owner is at least age 50
                                                                                          but under age 70-1/2 at any
                                                                                          time during the calendar
                                                                                          year for which the contribu-
                                                                                          tion is made.
----------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 19

----------------------------------------------------------------------------------------------------------------------------
                Available
                for annuitant  Minimum
Contract type   issue ages     contributions        Source of contributions             Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Roth Conversion  20 through 85 o $5,000 (initial)   o Rollovers from another            o For annuitants up to age 83
IRA                                                   Roth IRA.                           at contract issue, no addi-
                               o $50 (additional)                                         tional contributions may be
                                                    o Conversion rollovers from a         made after attainment of
                                                      traditional IRA.                    age 84, or, if later, the first
                                                                                          contract anniversary.*
                                                    o Direct transfers from
                                                      another Roth IRA.                 o For annuitants age 84 or 85
                                                                                          at contract issue, additional
                                                    o Regular Roth IRA                    contributions may be made
                                                      contributions.                      up to one year from contract
                                                                                          issue.*
                                                    o Additional catch-up
                                                      contributions.                    o Conversion rollovers after
                                                                                          age 70-1/2 must be net of
                                                                                          required minimum distribu-
                                                                                          tions for the traditional IRA
                                                                                          you are rolling over.

                                                                                        o You cannot roll over funds
                                                                                          from a traditional IRA if your
                                                                                          adjusted gross income is
                                                                                          $100,000 or more.

                                                                                        o Although we accept regular
                                                                                          Roth IRA contributions (lim-
                                                                                          ited to $3,000 for 2004 and
                                                                                          $4,000 for 2005) under
                                                                                          Roth IRA contracts, we
                                                                                          intend that this contract be
                                                                                          used primarily for rollover
                                                                                          and direct transfer
                                                                                          contributions.

                                                                                        o Additional catch-up contri-
                                                                                          butions of up to $500 can
                                                                                          be made for the calendar
                                                                                          year 2004 or 2005 where
                                                                                          the owner is at least age 50
                                                                                          at any time during the calen-
                                                                                          dar year for which the
                                                                                          contribution is made.
----------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------
               Available
               for annuitant   Minimum
Contract type  issue ages      contributions        Source of contributions             Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Rollover TSA   20 through 85   o $5,000 (initial)   o Direct transfers of pre-tax       o For annuitants up to age 83
                                                      funds from another contract         at contract issue, no addi-
                               o $500 (additional)    or arrangement under Sec-           tional contributions may be
                                                      tion 403(b) of the Internal         made after attainment of
                                                      Revenue Code, complying             age 84,or, if later, the first
                                                      with IRS Revenue Ruling             contract anniversary.*
                                                      90-24.
                                                                                        o For annuitants age 84 or 85
                                                    o Eligible rollover distribu-         at contract issue, additional
                                                      tions of pre-tax funds from         contributions may be made
                                                      other 403(b) plans. Subse-          up to one year from contract
                                                      quent contributions may             issue.*
                                                      also be rollovers from quali-
                                                      fied plans, governmental          o Rollover or direct transfer
                                                      employer 457(b) plans and           contributions after age 70-1/2
                                                      traditional IRAs.                   must be net of any required
                                                                                          minimum distributions.

                                                                                        o We do not accept employer-
                                                                                          remitted contributions.

----------------------------------------------------------------------------------------------------------------------------

QP             20 through 75   o $5,000 (initial)   o Only transfer contributions       o We do not accept regular
                                                      from an existing defined            ongoing payroll
                               o $500 (additional)    contribution qualified plan         contributions.
                                                      trust.
                                                                                        o Only one additional transfer
                                                    o The plan must be qualified          contribution may be made
                                                      under Section 401(a) of the         during a contract year.
                                                      Internal Revenue Code.
                                                                                        o No additional transfer con-
                                                    o For 401(k) plans, trans-            tributions after the
                                                      ferred contributions may            attainment of age 76 or, if
                                                      only include employee pre-          later, the first contract
                                                      tax contributions.                  anniversary.

                                                                                        o Contributions after age 70-1/2
                                                                                          must be net of any required
                                                                                          minimum distributions.

                                                                                        o A separate QP contract must
                                                                                          be established for each plan
                                                                                          participant.

                                                                                        o We do not accept employer-
                                                                                          remitted contributions.

                                                                                        o We do not accept contribu-
                                                                                          tions from defined benefit
                                                                                          plans.

See Appendix I at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
----------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 21

----------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages      contributions      Source of contributions             Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 70   o $2,000 (initial) o Regular traditional IRA           o No regular IRA contributions
IRA                                                   contributions.                      in the calendar year you turn
                                 o $50 (additional)                                       age 70-1/2 and thereafter.
                                                    o Additional catch-up
                                                      contributions.                    o Rollover and direct transfer
                                                                                          contributions may be made
                                                    o Eligible rollover distribu-         up to attainment of age
                                                      tions from TSA contracts or         84.*
                                                      other 403(b) arrangements,
                                                      qualified plans, and govern-      o Regular contributions may
                                                      mental employer 457(b)              not exceed $3,000 for 2004
                                                      plans.                              or $4,000 for 2005.

                                                    o Rollovers from another            o Rollover and direct transfer
                                                      traditional individual retire-      contributions after age 70-1/2
                                                      ment arrangement.                   must be net of required
                                                                                          minimum distributions.
                                                    o Direct custodian-
                                                      to-custodian transfers from       o Although we accept rollover
                                                      another traditional indi-           and direct transfer contribu-
                                                      vidual retirement                   tions under the Flexible
                                                      arrangement.                        Premium IRA contract, we
                                                                                          intend that this contract be
                                                                                          used for ongoing regular
                                                                                          contributions.

                                                                                        o Additional catch-up contri-
                                                                                          butions of up to $500 can
                                                                                          be made for the calendar
                                                                                          year 2004 or 2005 where
                                                                                          the owner is at least age 50
                                                                                          but under age 70-1/2 at any
                                                                                          time during the calendar
                                                                                          year for which the contribu-
                                                                                          tion is made.
----------------------------------------------------------------------------------------------------------------------------

22 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages      contributions      Source of contributions             Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 85   o $2,000 (initial) o Regular after-tax                 o For annuitants up to age 83
Roth IRA                                              contributions.                      at contract issue, no addi-
                                 o $50 (additional)                                       tional contributions may be
                                                    o Additional catch-up                 made after the attainment
                                                      contributions.                      of age 84, or, if later, the first
                                                                                          contract anniversary.*
                                                    o Rollovers from another
                                                      Roth IRA.                         o For annuitants age 84 and
                                                                                          85 at contract issue, addi-
                                                    o Conversion rollovers from a         tional contributions may be
                                                      traditional IRA.                    made up to one year from
                                                                                          contract issue.*
                                                    o Direct transfers from
                                                      another Roth IRA.                 o Regular Roth IRA contribu-
                                                                                          tions may not exceed
                                                                                          $3,000 for 2004 or $4,000
                                                                                          for 2005.

                                                                                        o Contributions are subject to
                                                                                          income limits and other tax
                                                                                          rules.

                                                                                        o Although we accept rollover
                                                                                          and direct transfer contribu-
                                                                                          tions under the Flexible
                                                                                          Premium Roth IRA contract,
                                                                                          we intend that this contract
                                                                                          be used for ongoing regular
                                                                                          Roth IRA contributions.

                                                                                        o Additional catch-up contri-
                                                                                          butions of up to $500 can
                                                                                          be made for the calendar
                                                                                          year 2004 or 2005 where
                                                                                          the owner is at least age 50
                                                                                          at any time during the calen-
                                                                                          dar year for which the
                                                                                          contribution is made.
----------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 23

----------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant Minimum
Contract type    issue ages    contributions        Source of contributions             Limitations on contributions+
----------------------------------------------------------------------------------------------------------------------------
Inherited IRA    0-70          o $5,000 (initial)   o (If contract is traditional       o Any additional contributions
Beneficiary                                           IRA) Direct custodian-to-           must be from same type of
Continuation                   o $1,000 (additional)  custodian transfers of your         IRA of same deceased
Contract (tradi-                                      interest as death beneficiary       owner.
tional IRA or                                         of the deceased owner's
Roth IRA)                                             traditional individual retire-
                                                      ment arrangement.

                                                    o (If contract is Roth IRA)
                                                      Direct custodian-to-
                                                      custodian transfers of your
                                                      interest as death beneficiary
                                                      of the deceased owner's
                                                      Roth IRA.
----------------------------------------------------------------------------------------------------------------------------

+ If you purchase Guaranteed principal benefit option 2, no contributions are permitted after the six month period beginning on the contract date.


* For Pennsylvania contracts, please see Appendix VII later in this Prospectus for state variations.



See "Tax information" later in this Prospectus and in the SAI for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


24 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state. If the Spousal protection feature is elected, the spouses must be joint owners, one of the spouses must be the annuitant, and both must be named as the only primary beneficiaries.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix I at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.
--------------------------------------------------------------------------------

                                              Contract features and benefits  25

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                 Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o Equitable Life
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o Equitable Life
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o Equitable Life
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o Equitable Life
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o Equitable Life
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 EQUITY
                                                                                        o MFS Investment Management

                                                                                        o Marsico Capital Management, LLC

                                                                                        o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital        o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                        o Pacific Investment Management Company
                                                                                          LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                        o A I M Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                              income and capital appreciation.
                                                                                        o Pacific Investment Management Company
                                                                                          LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                     its Bernstein Investment Research and
                                                                                          Management Unit

                                                                                        o Bank of Ireland Asset Management
                                                                                          (U.S.) Limited

                                                                                        o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 CORE EQUITY                                                                              its Bernstein Investment Research and
                                                                                          Management Unit

                                                                                        o Janus Capital Management LLC

                                                                                        o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

26 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                   Objective                                              Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 GROWTH
                                                                                        o RCM Capital Management LLC

                                                                                        o TCW Investment Management Company
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 VALUE
                                                                                        o Institutional Capital Corporation

                                                                                        o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 CAP GROWTH
                                                                                        o Franklin Advisers, Inc.

                                                                                        o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o AXA Rosenberg Investment Management LLC
 CAP VALUE
                                                                                        o TCW Investment Management Company

                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                     o Firsthand Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective                                              Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                  o Alliance Capital Management L.P.
 INCOME
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
                                 moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                            o Alliance Capital Management L.P.,
                                                                                          through its Bernstein Investment Research
                                                                                          and Management Unit
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              and Brown Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 27

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name               Objective                                                  Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        To achieve long-term growth of capital.                      o Capital Guardian Trust Company
 INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.   Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY Seeks long-term capital appreciation.                        o Morgan Stanley Investment Management,
                                                                                          Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Seeks a total return before expenses that approximates       o Alliance Capital Management L.P.
                           the total return performance of the S&P 500 Index,
                           including reinvestment of dividends, at a risk level consis-
                           tent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA         Seeks long-term capital growth.                              o Evergreen Investment Management
                                                                                          Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP              Seeks long-term growth of capital.                           o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE  Seeks long-term capital appreciation.                        o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND   Seeks to provide a high total return consistent with mod-    o J.P. Morgan Investment Management Inc.
                           erate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH  Seeks long-term growth of capital.                           o Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE  Seeks capital appreciation.                                  o Lazard Asset Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS           Seeks long-term growth of capital.                           o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE     Seeks capital appreciation and secondarily, income.          o Mercury Advisors
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL   Seeks capital appreciation.                                  o Merrill Lynch Investment Managers Interna-
 VALUE                                                                                    tional Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH     Seeks to provide long-term capital growth.                   o MFS Investment Management
 COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST     Seeks long-term growth of capital with secondary objec-      o MFS Investment Management
                           tive to seek reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Seeks to obtain a high level of current income, preserve     o Alliance Capital Management L.P.
                           its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME  Seeks capital growth. Current income is a secondary          o Putnam Investment Management, LLC
 VALUE                     objective.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER          Seeks long-term growth of capital and any increased          o Putnam Investment Management, LLC
                           income that results from this growth.
-----------------------------------------------------------------------------------------------------------------------------------

28 Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                  Objective                                                   Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible (before the       o Alliance Capital Management L.P.
                                deduction of portfolio expenses) the total return of the
                                Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                   Seeks to achieve long-term growth of capital.               o RCM Capital Management LLC

                                                                                            o Firsthand Capital Management, Inc.

                                                                                            o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                  Objective                                                   Investment Manager/Adviser
-----------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE      Seeks to increase the value of your investment in bull      o Charles Schwab Investment Management,
 LONG/SHORT EQUITY              markets and bear markets through strategies that are          Inc.
                                designed to have limited exposure to general equity         o AXA Rosenberg Investment Management
                                market risk.                                                  LLC
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                  Objective                                                   Investment Manager
-----------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class II(1) Seeks to provide above average current income and long-     o Van Kampen(2)
                                term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry,
                                including real estate investment trusts.
-----------------------------------------------------------------------------------------------------------------------------------



(1) 'Class II' Shares are defined in the current underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

You should consider the investment objective, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.


                                               Contract features and benefits 29

GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


The minimum yearly rate for 2004 is equal to the lifetime minimum rate of your contract. Depending on the state where your contract is issued, your lifetime minimum rate is either 1.50% or 3.00%. The data page for your contract shows the lifetime minimum rate. The annual minimum rate will never be less than the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. Current interest rates will never be less than the yearly guaranteed interest rate.

See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time, there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.


--------------------------------------------------------------------------------

Fixed maturity options generally range from one to ten years to maturity.

--------------------------------------------------------------------------------

Under the Special 10 year fixed maturity option (which is available only under GPB Option 2), additional contributions will have the same maturity date as your initial contribution (see "The guaranteed principal benefits" below). The rate to maturity you will receive for each additional contribution is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers, from one fixed maturity option to another.


YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 13, 2004, the next available maturity date was February 13, 2012. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:



(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

30  Contract features and benefits

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.



ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, the guaranteed principal benefits or dollar cost averaging.



SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

THE GUARANTEED PRINCIPAL BENEFITS

Subject to state availability (see Appendix VII later in this Prospectus for more information on state availability of these benefits), we offer a guaranteed principal benefit ("GPB") with two options. You may only elect one of the GPBs. Neither GPB is available under Inherited IRA contracts. We will not offer either GPB when the rate to maturity for the applicable fixed maturity option is 3%. If you elect either GPB, you may not elect the Guaranteed minimum income benefit, the systematic withdrawals option or the substantially equal withdrawals option. Both GPB options allow you to allocate a portion of your contribution or contributions to the variable investment options, while ensuring that your account value will at least equal your contributions adjusted for withdrawals and transfers on a specified date. GPB Option 2 generally provides you with the ability to allocate more of your contributions to the variable investment options than could be allocated using GPB Option 1.

You may elect GPB Option 1 only if the annuitant is age 80 or younger when the contract is issued (after age 75, only the 7-year fixed maturity option is available). You may elect GPB Option 2 only if the annuitant is age 75 or younger when the contract is issued. GPB Option 2 is not available for purchase with any Flexible Premium IRA contract whether traditional or Roth. If you are purchasing an IRA, QP or Rollover TSA contract, before you either purchase GPB Option 2 or elect GPB Option 1 with a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, guaranteed interest option and permissible funds outside this contract are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus and in the SAI.



GUARANTEED PRINCIPAL BENEFIT OPTION 1. Under GPB Option 1, you select a fixed maturity option at the time you sign your application. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The percentage of your contribution allocated to the fixed maturity option will be calculated based upon the rate to maturity then in effect for the fixed maturity option you choose. Your contract will contain information on the amount of your contribution allocated to the fixed maturity option. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under GPB Option 1. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You may allocate the rest of your initial contribution to the investment options and guaranteed interest option however you choose (unless you elect a dollar cost averaging program, in which case the remainder of your initial contribution must be allocated to the dollar cost averaging program). Upon the maturity date of the fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." There is no charge for GPB Option 1.

                                               Contract features and benefits 31

GUARANTEED PRINCIPAL BENEFIT OPTION 2. You may purchase GPB Option 2 at the time you apply for your contract. IF YOU PURCHASE GPB OPTION 2, YOU MAY NOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT AFTER SIX MONTHS FROM THE CONTRACT ISSUE DATE OR AT ANY EARLIER TIME IF AT SUCH TIME THE THEN APPLICABLE RATE TO MATURITY ON THE SPECIAL 10 YEAR FIXED MATURITY OPTION IS 3%. Therefore, any discussion in this Prospectus that involves any additional contributions after the first six months will be inapplicable.

We specify the portion of your initial contribution, and any additional permitted contributions, to be allocated to a Special 10 year fixed maturity option. Your contract will contain information on the percentage of applicable contributions allocated to the Special 10 year fixed maturity option. You may allocate the rest of your contributions among the investment options (other than the Special 10 year fixed maturity option) however you choose, as permitted under your contract (unless you elect a dollar cost averaging program, in which case all contributions, other than amounts allocated to the Special 10 year fixed maturity option, must be allocated to the dollar cost averaging program). The Special 10 year fixed maturity option will earn interest at the specified rate to maturity then in effect.


If on the 10th contract date anniversary, your annuity account value is less than the amount that is guaranteed under GPB Option 2, we will increase your annuity account value to be equal to the guaranteed amount under GPB Option 2. Any such additional amounts added to your annuity account value will be allocated to the EQ/Money Market investment option. After the maturity date of the Special 10 year fixed maturity option, the guarantee under GPB Option 2 will terminate. Upon the maturity date of the Special 10 year fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." The guaranteed amount under GPB Option 2 is equal to your initial contribution adjusted for any additional permitted contributions, transfers out of the Special 10 year fixed maturity option and withdrawals from the contract (see "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus). Any transfers or withdrawals from the Special 10 year fixed maturity option will also be subject to a market value adjustment (see "Market value adjustment" under "Fixed maturity options" above in this section).

Once you purchase the Guaranteed principal benefit option 2, you may not voluntarily terminate this benefit. GPB Option 2 will terminate if the contract terminates before the maturity date of the Special 10 year fixed maturity option. If the owner and the annuitant are different people and the owner dies before the maturity date of the Special 10 year fixed maturity option, we will continue GPB Option 2 only if the contract can continue through the maturity date of the Special 10 year fixed maturity option. If the contract cannot so continue, we will terminate GPB Option 2. GPB Option 2 will continue where there is a successor owner/annuitant. GPB Option 2 will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a fee associated with GPB Option 2 (see "Charges and expenses" later in this Prospectus). You should note that the purchase of GPB Option 2 is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued. If you later decide that you would like to make additional contributions to the Accumulator(R) contract, we may permit you to purchase another contract. If we do, however, you should note that we do not reduce or waive any of the charges on the new contract, nor do we guarantee that the features available under this contract will be available under the new contract. This means that you might end up paying more with respect to certain charges than if you had simply purchased a single contract (for example, the administrative charge).

The purchase of GPB Option 2 is also not appropriate if you plan on terminating your contract before the maturity date of the Special 10 year fixed maturity option. In addition, because we prohibit contributions to your contract after the first six months, certain contract benefits that are dependent upon contributions or account value will be limited (for example the guaranteed death benefits and Protection Plus). You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option or other fixed maturity options, the purchase of GPB Option 2 may not be appropriate because of the guarantees already provided by these options. An example of the effect of GPB Option 1 and GPB Option 2 on your annuity contract is included in Appendix VI later in this Prospectus.



DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Subject to state availability (see Appendix VII later in this Prospectus for more information on state availability of this benefit), under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."


You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for


32  Contract features and benefits
special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only amounts that should be transferred from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.


GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options and the guaranteed interest option (subject to restrictions in certain states. See Appendix VII later in this Prospectus.) You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.


If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.



INVESTMENT SIMPLIFIER

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the


                                              Contract features and benefits  33
last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the rebalancing program. See "Transferring your money among investment options" later in this Prospectus. If you elect a GPB and a dollar cost averaging program, 100% of your contributions not allocated to the fixed maturity option under the GPB must be allocated to the dollar cost averaging program you elect.



YOUR BENEFIT BASE

A benefit base is used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. Your benefit base is not an account value or a cash value. See also "Our Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.


STANDARD DEATH BENEFIT. Your benefit base is equal to:


o    your initial contribution and any additional contributions to the contract;
     less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus).


6% ROLL UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     plus

o    daily interest; less


o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus).


The effective annual interest rate credited to this benefit base is:


o 6% with respect to the variable investment options (other than EQ/Alliance Intermediate Government Securities and EQ/Money Market) and the account for special dollar cost averaging; and


o 3% with respect to the EQ/Alliance Intermediate Government Securities and EQ/Money Market, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

No interest is credited to the benefit base after the contract anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT OR THE GREATER OF 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of:


o your initial contribution to the contract (plus any additional contributions),

                                       or


o your highest account value on any contract anniversary up to the contract anniversary following the annuitant's 85th birthday, plus any contributions made since the most recent contract anniversary,

                                   each less


o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus).


GREATER OF 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll up to age 85 or the benefit base computed for Annual Ratchet to age 85, as described immediately above, on each contract anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised.


ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Our Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR GUARANTEED MINIMUM INCOME BENEFIT OPTION


The Guaranteed minimum income benefit is available if the annuitant is age 20 through 75 at the time the contract is issued. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


If you are purchasing this contract as an Inherited IRA or if you elect a GPB, the Guaranteed minimum income benefit is not available. If you are purchasing this contract to fund a Charitable Remainder Trust, the


34  Contract features and benefits

Guaranteed minimum income benefit is not available, except for certain split-funded Charitable Remainder Trusts. If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.


The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:


------------------------------------------------------
                        Level payments
------------------------------------------------------
                                Period certain years
    Annuitant's                 --------------------
  age at exercise               IRAs            NQ
------------------------------------------------------
   75 and younger               10              10
         76                      9              10
         77                      8              10
         78                      7              10
         79                      7              10
         80                      7              10
         81                      7               9
         82                      7               8
         83                      7               7
         84                      6               6
         85                      5               5
------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------


When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base less any outstanding loan plus accrued interest (applies to Rollover TSA only), at guaranteed annuity purchase factors, or (ii) the income provided by applying your actual account value at our then current annuity purchase factors. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option) or the loan reserve account under Rollover TSA contracts.



------------------------------------------------------
                              Guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
------------------------------------------------------
            10                     $11,891
            15                     $18,597
------------------------------------------------------



EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).


EXERCISE RULES. You will be eligible to exercise the Guaranteed minimum income benefit as follows:

                                               Contract features and benefits 35

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's 85th birthday;

(ii) if the annuitant was age 75 when the contract was issued, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the first contract date anniversary that it becomes available;

(iii) for QP and Rollover TSA contracts, if you are eligible to exercise your Guaranteed minimum income benefit, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract; and

(iv) a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The successor owner/annuitant's age on the date of the annuitant's death replaces the annuitant's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules.


Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.



GUARANTEED MINIMUM DEATH BENEFIT


Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply. Once your contract is issued, you may not change or voluntarily terminate your death benefit.


If you elect one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the annuitant's death, adjusted for withdrawals (and associated withdrawal charges) and taxes that apply, whichever provides the highest amount. If you elect the Spousal protection option, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

OPTIONAL ENHANCED DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0-70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.


Subject to state availability (see Appendix VII later in this Prospectus for state availability of these benefits), you may elect one of the following enhanced death benefits:


ANNUAL RATCHET TO AGE 85.


THE GREATER OF THE 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Your benefit base." Once you have made your enhanced death benefit election, you may not change it.


The standard death benefit is the only death benefit available for annuitant ages 76 through 85 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA contracts.

                      ----------------------------------

Please see both "Termination of your contract" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.

PROTECTION PLUS

Subject to state and contract availability (see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Protection Plus feature is available, you may elect the Protection Plus death benefit at the time you purchase your contract. Protection Plus provides an additional death benefit as described below. See the appropriate part of "Tax information" later in


36  Contract features and benefits
this Prospectus for the potential tax consequences of electing to purchase the Protection Plus feature in an NQ, IRA or Rollover TSA contract. Once you purchase the Protection Plus feature, you may not voluntarily terminate this feature.


If the annuitant is 70 or younger when we issue your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o    the account value or

o    any applicable death benefit

Increased by:


o    such death benefit less total net contributions, multiplied by 40%.


For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection Plus earnings. "Net contributions" are reduced by the amount of that excess. Protection Plus earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

If the annuitant is age 71 through 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:

the greater of:

o    the account value or

o    any applicable death benefit

Increased by:


o such death benefit (as described above) less total net contributions, multiplied by 25%


The value of the Protection Plus death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

If you elect Spousal protection, the Protection Plus benefit is based on the age of the older spouse, who may or may not be the annuitant. Upon the death of the non-annuitant spouse, the account value will be increased by the value of the Protection Plus benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection Plus benefit is either added to the death benefit payment or to the account value if Successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the non-surviving spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.


Protection Plus must be elected when the contract is first issued: neither the owner nor the successor owner/annuitant can add it subsequently. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. This contract may not be available in all states. Please speak with your financial professional for further information.


The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.


The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.


Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

                                              Contract features and benefits  37

o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See Through Trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than Equitable, where the deceased owner is the same as under the original IRA contract.

o    You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges, will apply as described in "Charges and expenses" later in this Prospectus.


o The Guaranteed minimum income benefit, successor owner/ annuitant feature, special dollar cost averaging program, automatic investment program, GPB Options 1 and 2 and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.


o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply.


Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus and in the SAI for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


38  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------


YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or


(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, GPB Option 2 and/or Protection Plus benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS


Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.



YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


TERMINATION OF YOUR CONTRACT

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose any applicable guaranteed benefits.


See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.



                                           Determining your contract's value  39

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:


o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.


o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. As of February 13, 2004, maturities of less than eight years were not available. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment and affect your GPB.


o    No transfers are permitted into the Special 10 year fixed maturity option.


Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.


In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency, or dollar amount of transfers.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the Accumulator(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a



40 Transferring your money among investment options potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.


REBALANCING YOUR ACCOUNT VALUE


We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; your rebalancing allocations will not be changed; and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

You may not elect the rebalancing program if you are participating in any dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or fixed maturity options.


                            Transferring your money among investment options  41

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                                    Method of withdrawal
                    ------------------------------------------------------------
                                                                 Lifetime
                                                                required
                                              Substantially     minimum
 Contract           Lump sum    Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                    Yes          Yes             No             No
--------------------------------------------------------------------------------
Rollover IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes          Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                  Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA             Yes          Yes             Yes            No
--------------------------------------------------------------------------------
Inherited IRA         Yes           No             No             **
--------------------------------------------------------------------------------
QP                    Yes           No             No             Yes
--------------------------------------------------------------------------------
Rollover TSA*         Yes          Yes             No             Yes
--------------------------------------------------------------------------------

* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus and in the SAI.


** This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


LUMP SUM WITHDRAWALS
(All contracts)


You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.



SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. This option is not available if you have elected a Guaranteed principal benefit.



SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus and in the SAI. We use one of the IRS-approved methods



42  Accessing your money
for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.


Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge. This option is not available if you have elected a guaranteed principal benefit.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus and in the SAI)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request lump sum withdrawals. In such a case, a withdrawal charge may apply.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus and in the SAI for your specific type of retirement arrangement.


We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If the FMO amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option).


HOW WITHDRAWALS (AND TRANSFERS OUT OF THE SPECIAL 10 YEAR FIXED MATURITY OPTION) AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED PRINCIPAL BENEFIT OPTION 2

In general, withdrawals will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

Transfers out of the Special 10 year fixed maturity option will reduce the GPB Option 2 amount on a pro rata basis. In addition, if you make a contract withdrawal from the Special 10 year fixed maturity option, we will reduce your GPB Option 2 in a similar manner; however, the reduction will reflect both a transfer out of the Special 10 year fixed maturity option and a withdrawal from the contract. Therefore, the reduction in GPB Option 2 is greater when you take a contract withdrawal from the Special 10 year fixed maturity option than it would be if you took the withdrawal from another investment option.

Similar to the example above, if your account value is $30,000 and you withdraw $12,000 from the Special 10 year fixed maturity option, you have withdrawn 40% of your account value. If your GPB Option 2 benefit was $40,000 before the withdrawal, the reduction to reflect the transfer out of the Special 10 year fixed maturity option would equal $16,000 ($40,000 x .40). The amount used to calculate the


                                                        Accessing your money  43
reduction to reflect the withdrawal from the contract is $24,000 ($40,000 - $16,000). The reduction to reflect the withdrawal would equal $9,600 ($24,000 x ..40), and your new benefit after the withdrawal would be $14,400 ($24,000 - $9,600).


With respect to the Guaranteed minimum income benefit and the greater of 6% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals will reduce each of the benefits' 6% Roll up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll up benefit base on the most recent contract date anniversary. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


LOANS UNDER ROLLOVER TSA CONTRACTS


You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."


You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Please see Appendix VII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus and in the SAI for general rules applicable to loans.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If these amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If FMO amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option). If amounts are withdrawn from the Special 10 year fixed maturity option, the guaranteed benefit will be adversely affected. See "Guaranteed principal benefit option 2" in "Contract features and benefits" earlier in this Prospectus.


We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus and in the SAI.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

44  Accessing your money

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Our Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus).



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity (not available in
   payout options                     New York)
                                      Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager payout options         Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust and AXA Premier VIP Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.



INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.


                                                        Accessing your money  45

Both NQ and IRA Income Manager payout options provide guaranteed level payments. The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager payout option without life contingencies unless withdrawal charges are no longer in effect under your Equitable Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner.


You may choose to apply your account value of your Equitable Accumulator(R) contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Depending upon your circumstances, an Income Manager contract may be purchased on a tax-free basis. Please consult your tax adviser. The Income Manager payout options are not available in all states.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator(R) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager life contingent payout options, no withdrawal charge is imposed under the Equitable Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION


When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Equitable Accumulator(R) contract date. Except with respect to the Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below:

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.



ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday.

Please see Appendix VII later in this Prospectus for more detailed information on the annuity maturity date in New York and Pennsylvania.


Before the last day by which annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager annuity payout option is chosen.


46  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge if you elect a death benefit (other than the Standard death benefit).

o On each contract date anniversary -- a charge for the Guaranteed minimum income benefit, if you elect this optional benefit.

o On each contract date anniversary -- a charge for Protection Plus, if you elect this optional benefit.

o On the first 10 contract date anniversaries -- a charge for GPB Option 2, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.


The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.


To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.



MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of .75% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.



DISTRIBUTION CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.



ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in



                                                        Charges and expenses  47
this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.



WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                         Contract year
--------------------------------------------------------------------------------
                  1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution  7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus and in the SAI.

For New York and Pennsylvania contracts for annuitants who are age 84 or 85 at issue, please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.


The withdrawal charge does not apply in the circumstances described below.


10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.


For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.


Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% roll up to age 85 or the annual ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year rollup portion of the related benefit bases. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.

Disability, terminal illness or confinement to nursing home.
The withdrawal charge also does not apply if:


(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for


48  Charges and expenses
which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For contracts issued in New York, please see Appendix VII later in this Prospectus for the New York withdrawal charge schedule applicable to monies withdrawn from and transferred among the fixed maturity options.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll up to age 85 or the Annual Ratchet to age 85 benefit base for which it is in effect.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.

There is no additional charge for the standard death benefit.


GUARANTEED PRINCIPAL BENEFIT OPTION 2


If you purchase GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal to 0.50% of the account value. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If these amounts are insufficient, we will deduct any remaining portion of the charge from amounts in any fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).



GUARANTEED MINIMUM INCOME BENEFIT CHARGE


If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options .


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract value" earlier in this Prospectus.



PROTECTION PLUS


If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we


                                                        Charges and expenses  49
deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o    Management fees ranging from 0.10% to 1.50%.

o    12b-1 fees of either 0.25% or 0.35%.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


50  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------


YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned by a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the annuitant. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. The death benefit will be less a deduction for any outstanding loan plus accrued interest on the date that the death benefit payment is made (applies to Rollover TSA only).


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually owned IRA contracts (other than Inherited
IRAs).

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death. When the owner is not the annuitant under an NQ contract and the owner dies before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT


If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving spouse's death.


                                                    Payment of death benefit  51

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn.

We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant's death, the Guaranteed minimum death benefit will no longer grow, and we will no longer charge for the benefit.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For information on the operation of this feature with the Guaranteed minimum income benefit, see "Exercise of Guaranteed minimum death benefit" under "Our Guaranteed minimum income benefit option" in "Contract features and benefits," earlier in this Prospectus. For information on the operation of this feature with Protection Plus, see "Protection Plus" in "Guaranteed minimum death benefit" under "Contract features and benefits," earlier in this Prospectus.

SPOUSAL PROTECTION


SPOUSAL PROTECTION OPTION FOR NQ CONTRACTS ONLY. This feature permits spouses who are joint contract owners to increase the account value to equal the guaranteed minimum death benefit, if higher, and by the value of any Protection Plus benefit, if elected, upon the death of either spouse. This account value "step up" occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you may elect the Spousal protection option at the time you purchase your contract at no additional charge. Both spouses must be between the ages of 20 and 70 at the time the contract is issued and must each be named the primary beneficiary in the event of the other's death.

The annuitant's age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6% Roll up to age 85 or Annual Ratchet to age 85 guaranteed minimum death benefits and the Protection Plus benefit, the benefit is based on the older spouse's age. The older spouse may or may not be the annuitant.


If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, including the value of the Protection Plus benefit, or, if eligible, continue the contract as the sole owner/ annuitant by electing the successor owner/annuitant option. If the non-annuitant spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:

o As of the date we receive due proof of the spouse's death, the account value will be re-set to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse's death, if higher, increased by the value of the Protection Plus benefit.

o The Guaranteed minimum death benefit continues to be based on the older spouse's age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/annuitant.

o The Protection Plus benefit will now be based on the surviving spouse's age at the date of the non-surviving spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit will be discontinued even if the surviving spouse is the older spouse (upon whose age the benefit was originally based).

o If the annuitant dies first, withdrawal charges will no longer apply to any contributions made prior to the annuitant's death. If the non-annuitant spouse dies first, the withdrawal charge schedule remains in effect with regard to all contributions.

We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce but do not change the owner or primary beneficiary, Spousal protection continues.


BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name


52  Payment of death benefit
and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, adjusted for any subsequent withdrawals. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in the Statement of Additional Information, the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o    The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit or GPB Option 2 under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o    The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.


                                                    Payment of death benefit  53

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit or GPB Option 2 under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.


o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.


o    Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:


o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, adjusted for any subsequent withdrawals.


o    No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o    The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.


54  Payment of death benefit

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became be effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. More information on IRAs and TSAs is provided in the SAI. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Guaranteed minimum income benefit, special dollar cost averaging, selection of investment funds, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. Although certain provisions of the Temporary Regulations on required minimum distributions concerning the actuarial value of additional contract benefits, which could have increased the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs currently have been suspended, these or similar provisions may apply in future years. You may want to discuss with your tax adviser the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix III at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).


                                                             Tax information  55

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. In such a case the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator(R) NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH


For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract. The IRS has not specifically addressed the tax treatment of the Spousal protection benefit. Please consult with your tax adviser before electing this feature.



BENEFICIARY CONTINUATION OPTION


We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:


o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.



The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether



56  Tax information
scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.



SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and


o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).


Equitable Life designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions in traditional IRA and Roth IRA. The SAI contains the information that the IRS requires you to have before you purchase an IRA. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.



                                                             Tax information  57

We have not applied for an opinion letter from the IRS to approve the respective forms of the Equitable Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. We have received IRS opinion letters approving the respective forms of a similar traditional IRA and Roth IRA endorsement for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts.

The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.


PROTECTION PLUS(SM) FEATURE


The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with optional Protection Plus feature.



CONTRIBUTIONS

Individuals may make three different types of contributions to an IRA:

o    regular contributions out of earned income or compensation; or


o    tax-free "rollover" contributions; or


o direct custodian-to-custodian transfers from other IRAs of the same type ("direct transfers").

In addition, an individual may make a taxable rollover contribution from a traditional IRA to a Roth IRA ("conversion" contributions).

Contributions to all types of IRAs are compensation-based. They are either made from your current compensation or have a connection with past compensation (for example, rollover contributions from an eligible retirement plan that you had with an employer related to past compensation). Under certain circumstances, your nonworking spouse, former spouse or surviving spouse may contribute to an IRA. You can make regular contributions for any year to a traditional IRA within federal tax limits up until the calendar year you reach age 70-1/2. Regular contributions for any year to a Roth IRA can be made at any time during your life, subject to federal tax law limits.


The amount of contributions you may make to an IRA for any year and whether such contributions are eligible for special tax treatment (for example, deductibility from income or a special credit) may vary, depending on your income, age and whether you participate in an employer-sponsored retirement plan. Roth IRA contributions are not tax deductible. The maximum regular contribution that can be made to all of your IRAs (whether traditional or Roth) for the taxable year for which the contribution is made is $3,000 for 2004 and $4,000 for 2005. The maximum regular contribution is increased to $3,500 for 2004 and $4,500 for 2005 if you are at least age 50 at any time during the taxable year for which the contribution is made.

Rollover and transfer contributions are not subject to dollar limits. Rollover contributions may be made to a traditional IRA from "eligible retirement plans" which include other traditional IRAs, qualified plans, TSAs and governmental employer 457(b) plans. For Roth IRAs, rollover contributions may be made from other Roth IRAs and traditional IRAs. The conversion of a traditional IRA to a Roth IRA is taxable. Direct transfer contributions may only be made directly from one traditional IRA to another or from one Roth IRA to another.


Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002 after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.


A more complete discussion of contributions to traditional IRAs and Roth IRAs is contained in the SAI.


WITHDRAWALS AND DISTRIBUTIONS

You can withdraw any or all of your funds from an IRA at any time; you do not need to wait for a special event like retirement. Earnings in IRAs are not subject to federal income tax until amounts are paid to you or your beneficiary. Withdrawals from an IRA, surrender of an IRA, death benefits from an IRA and annuity payments from an IRA may be fully or partially taxable. Withdrawals and distributions from IRAs are taxable as ordinary income (not capital gain).

Payments from traditional IRAs and Roth IRAs are taxed differently. Payments from traditional IRAs are generally fully taxable unless you have made nondeductible regular contributions or rolled over after-tax contributions. In any event, the issuer of the traditional IRA is entitled to report the distribution as fully taxable and it is your responsibility to calculate the taxable and tax-free portions of any traditional IRA payments on your own tax returns.

Distributions from Roth IRAs generally receive return of contribution treatment first under federal income tax calculation rules before any income is taxable. Certain distributions from Roth IRAs may qualify for fully tax-free treatment. These are distributions after you reach age 59-1/2, die, become disabled or meet a qualified first-time homebuyer tax rule. You also have to meet a five-year aging period.

A distribution from a traditional IRA will not be taxable if it is rolled over to an eligible retirement plan. A distribution from a Roth IRA will not be taxable if it is rolled over to another Roth IRA.


58  Tax information

Taxable withdrawals or distributions from IRAs may be subject to an additional 10% penalty tax if you are under age 59-1/2, unless an exception applies.

Traditional IRAs are subject to required minimum distribution rules which require that amounts begin to be distributed in a prescribed manner from the IRA after the owner reaches age 70-1/2. These rules also require distributions after the owner's death. No distributions are required to be made from Roth IRAs until after the Roth IRA owner's death, but then the required minimum distribution rules apply.

A more complete discussion of the tax aspects of withdrawals and distributions for traditional IRAs and Roth IRAs is contained in the SAI.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix III at the end of this Prospectus.



TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the prospectus covers some of the special tax rules that apply to annuity contracts under Section 403(b) of the Internal Revenue Code (TSAs).

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


PROTECTION PLUS FEATURE


The Protection Plus feature is offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus benefit is not part of the contract, in such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Rollover TSA contract with the optional Protection Plus feature.



CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator(R) Rollover TSA contract:

o    a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You must establish your TSA with funds that are directly transferred from another 403(b) arrangement or rolled over from another 403(b) arrangement. You may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans, and traditional IRAs as well as other TSAs and 403(b) arrangements . All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.


A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization.

Contributions to TSAs are discussed in greater detail in the SAI.


DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

You may also need spousal consent for certain transactions and payments.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer which provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

                                                             Tax information  59

o    you take a hardship withdrawal (special federal income tax definition).

The amount of funds subject to withdrawal restrictions may depend on the source of the funds used to establish the Accumulator(R) TSA.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from TSAs before you reach age 59-1/2 unless an exception applies.


Distributions from TSAs are discussed in greater detail in the SAI.

LOANS FROM TSAS

Loans are generally not treated as a taxable distribution. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.


See Appendix VII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract.


Loans from TSAs are discussed in greater detail in the SAI.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS


You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan (a qualified plan, a governmental employer 457(b) plan (separate accounting required), another TSA or a traditional IRA) which agrees to accept the rollover.


A spousal beneficiary may also roll over death benefits or certain divorce-related payments.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Rollovers and transfers from TSAs are discussed in greater detail in the SAI.

REQUIRED MINIMUM DISTRIBUTIONS

TSAs are subject to required minimum distribution rules beginning at age 70-1/2 or separation from service, if later. These rules are discussed in greater detail in the SAI.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,280 in periodic



60  Tax information
annuity payments in 2004, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  61

8. More information

--------------------------------------------------------------------------------


ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 49 operations are accounted for without regard to Equitable Life's other operations.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or the Separate Account No. 49.

Each subaccount (variable investment option) within the Separate Accounts invests solely in class IB shares issued by the corresponding portfolio of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


For example, the rates to maturity for new allocations as of February 13, 2004 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
   Fixed Maturity
    Options with
   February 13th               Rate to Maturity              Price
 Maturity Date of                  as of                 Per $100 of
   Maturity Year             February 13, 2004          Maturity Value
--------------------------------------------------------------------------------
        2005                      3.00% *                  $ 97.08
        2006                      3.00% *                  $ 94.25
        2007                      3.00% *                  $ 91.51
        2008                      3.00% *                  $ 88.84
        2009                      3.00% *                  $ 86.25
        2010                      3.00% *                  $ 83.73
        2011                      3.00% *                  $ 81.30
        2012                      3.30%                    $ 77.11
        2013                      3.53%                    $ 73.16
        2014                      3.73%                    $ 69.31
--------------------------------------------------------------------------------


* Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.


62  More information

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMO's maturity date.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix IV at the end of this Prospectus for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.



ABOUT THE GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options and the account for special dollar cost averaging, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT OTHER METHODS OF PAYMENT



WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we



                                                            More information  63
have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


After your contract has been issued, additional contributions may be transmitted by wire.



AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts, nor is it available with GPB Option 2.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR


We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.



CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


64  More information

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.


o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.



ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees;

o    the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to Equitable Life separate accounts in connection with Equitable Life's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW


The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.



ABOUT OUR INDEPENDENT AUDITORS

The consolidated financial statements of Equitable Life at December 31, 2003 and 2002, and for the three years ended December 31, 2003 incorporated in this Prospectus by reference to the 2003 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.



FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.



                                                            More information  65

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Both AXA Advisors and AXA Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of Equitable Life, and AXA Distributors, an indirect wholly owned subsidiary of Equitable Life, are registered with the SEC as broker dealers and are members of the National Association of Securities Dealers, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker dealers act as distributors for other Equitable Life annuity products.

AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.


The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of AXA Distributors, as well as by affiliated and unaffiliated broker dealers who have entered into selling agreements with AXA Distributors.

We pay broker-dealer sales compensation that will generally not exceed 6.5% of the total contributions made under the contracts. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial representatives as commissions related to the sales of the contracts. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life, as well as payments from portfolio advisers for sales meetings and/or seminar sponsorships.

Equitable and/or AXA Distributors and/or AXA Advisors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts. These services may include sales personnel training, prospectus review, marketing and related services as well as support services that benefit contract owners.

Similarly, in an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or more compensation for the sale of an Equitable variable product than it would for the sale of another product. Such practice is known as providing differential compensation. Other forms of compensation financial professionals may receive include health and retirement benefits, credits towards stock options awards and rewards for sales incentive campaigns. In addition, managerial personnel may receive expense reimbursements, marketing allowances and so called "overrides." In part for tax reasons, AXA Advisors financial professionals and managerial personnel qualify for health and retirement benefits based on their sales of our variable products.

These payments and differential compensation (together, "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the recipient to show preference in recommending the purchase or sale of our products. However, under applicable rules of the National Association of Securities Dealers, Inc., AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. Although Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, payments made will not result in any separate charge to you under your contract.



66  More information

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


Equitable Life's Annual Report on Form 10-K for the year ended December 31, 2003 is considered to be a part of this Prospectus because it is incorporated by reference.


After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


                             Incorporation of certain documents by reference  67

Appendix I: Condensed financial information


--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.25%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003



--------------------------------------------------------------------------------
                                                For the year ending December 31,
                                                --------------------------------
                                                           2003
--------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 10.68
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        186
--------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 10.32
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        153
--------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 10.42
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         78
--------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 10.52
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                      1,082
--------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 10.68
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        815
--------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 10.68
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         14
--------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------
  Unit value                                             $ 10.18
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        202
--------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------
  Unit value                                             $ 10.60
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         79
--------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------
  Unit value                                             $ 10.60
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        371
--------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 11.25
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         68
--------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 10.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         26
--------------------------------------------------------------------------------
 AXA Premier Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                             $ 10.47
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        113
--------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------
  Unit value                                             $ 11.08
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        106
--------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
--------------------------------------------------------------------------------
  Unit value                                             $ 10.54
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        142
--------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003 (CONTINUED)



--------------------------------------------------------------------------------
                                                For the year ending December 31,
                                                --------------------------------
                                                           2003
--------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                             $ 11.01
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        126
--------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------
  Unit value                                             $ 10.32
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         57
--------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------
  Unit value                                             $ 10.94
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        307
--------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------
  Unit value                                             $ 10.93
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        209
--------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------
  Unit value                                             $ 10.10
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        119
--------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------
  Unit value                                             $ 11.20
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         93
--------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
--------------------------------------------------------------------------------
  Unit value                                             $ 10.36
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         60
--------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
  Unit value                                             $ 10.21
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         84
--------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------
  Unit value                                             $ 10.77
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        109
--------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------
  Unit value                                             $ 10.95
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        329
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
  Unit value                                             $ 10.50
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         17
--------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------
  Unit value                                             $ 11.19
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        150
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------
  Unit value                                             $ 10.73
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        154
--------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 10.80
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        338
--------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 11.50
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         64
--------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------
  Unit value                                             $ 10.77
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        374
--------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------
  Unit value                                             $ 10.70
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         85
--------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2003 (CONTINUED)



--------------------------------------------------------------------------------
                                                For the year ending December 31,
                                                --------------------------------
                                                           2003
--------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------
  Unit value                                             $ 11.35
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        306
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                             $ 11.06
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        148
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
--------------------------------------------------------------------------------
  Unit value                                             $ 10.21
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        252
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                             $ 10.48
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         55
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                             $ 10.95
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        232
--------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------
  Unit value                                             $ 10.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        348
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 10.93
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        189
--------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------
  Unit value                                             $ 11.11
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         73
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------
  Unit value                                             $ 10.25
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         22
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------
  Unit value                                             $ 10.58
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         51
--------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------
  Unit value                                             $  9.98
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        252
--------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
--------------------------------------------------------------------------------
  Unit value                                             $ 10.98
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         63
--------------------------------------------------------------------------------
 EQ/Putnam Voyager
--------------------------------------------------------------------------------
  Unit value                                             $ 10.42
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         34
--------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------
  Unit value                                             $ 10.73
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        121
--------------------------------------------------------------------------------
 EQ/Technology
--------------------------------------------------------------------------------
  Unit value                                             $ 10.25
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         26
--------------------------------------------------------------------------------
 Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------------------
  Unit value                                             $ 10.17
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         19
--------------------------------------------------------------------------------
 U.S. Real Estate
--------------------------------------------------------------------------------
  Unit value                                             $ 11.00
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         37
--------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts


--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Equitable Accumulator(R) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator(R) QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.

We will not accept defined benefit plans. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. If overfunding of a plan occurs or amounts attributable to an excess contribution must be withdrawn, withdrawals from the QP contract may be required. A withdrawal charge and/or market value adjustment may apply.

Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70-1/2;


o although certain provisions of the Temporary Regulations on required minimum distributions which would have required that the actuarial value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions have currently been suspended, these or similar provisions may apply in future years, and could increase the amounts required to be distributed from the contract; and



o the Guaranteed minimum income benefit may not be an appropriate feature for annuitants who are older than age 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 13, 2004 to a fixed maturity option with a maturity date of February 13, 2013 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,914 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 13, 2009.





------------------------------------------------------------------------------------------------
                                                                        Hypothetical assumed
                                                                         rate to maturity on
                                                                          February 13, 2009
                                                                       -------------------------
                                                                           5.00%        9.00%
------------------------------------------------------------------------------------------------
 As of February 13, 2009 (before withdrawal)
------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                             $144,082     $ 119,503
------------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                              $131,104     $ 131,104
------------------------------------------------------------------------------------------------
(3) Market value adjustment:
  (1) - (2)                                                            $ 12,978     $ (11,601)
------------------------------------------------------------------------------------------------
 On February 13, 2009 (after withdrawal)
------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
  (3) x [$50,000/(1)]                                                  $  4,504     $  (4,854)
------------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]                $ 45,496     $  54,854
------------------------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                                   $ 85,608     $  76,250
------------------------------------------------------------------------------------------------
(7) Maturity value                                                     $120,091     $ 106,965
------------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                      $ 94,082     $  69,503
------------------------------------------------------------------------------------------------


You should note that under this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized. The market value adjustment is computed differently if you withdraw amounts on a date other than the anniversary of the establishment of the fixed maturity option.


C-1 Appendix III: Market value adjustment example

Appendix IV: Enhanced death benefit example


--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, the guaranteed interest option, the fixed maturity options or the Special 10 year fixed maturity option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:




--------------------------------------------------------------------------------
  End of
 contract                     6% Roll up to age 85      Annual Ratchet to age 85
   year     Account value    enhanced death benefit      enhanced death benefit
--------------------------------------------------------------------------------
     1         $105,000             $106,000                    $105,000
--------------------------------------------------------------------------------
     2         $115,500             $112,360                    $115,500
--------------------------------------------------------------------------------
     3         $129,360             $119,102                    $129,360
--------------------------------------------------------------------------------
     4         $103,488             $126,248                    $129,360
--------------------------------------------------------------------------------
     5         $113,837             $133,823                    $129,360
--------------------------------------------------------------------------------
     6         $127,497             $141,852                    $129,360
--------------------------------------------------------------------------------
     7         $127,497             $150,363                    $129,360
--------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(2) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.



GREATER OF 6% ROLL UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll up to age 85 or the Annual Ratchet to age 85.*


* At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 1, 2 and 3, the death benefit will be the current account value.


                                 Appendix IV: Enhanced death benefit example D-1

Appendix V: Hypothetical illustrations


--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll up to age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit, the Protection Plus benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.93)% and 3.07% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, Protection Plus benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.85% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


E-1 Appendix V: Hypothetical illustrations

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit
  Protection Plus

  Guaranteed minimum income benefit

                                                       Greater of 6% Roll                                Lifetime Annual
                                                       up to age 85 or the                      Guaranteed Minimum Income Benefit
                                                       Annual Ratchet to                       ------------------------------------
                                                       age 85 Guaranteed   Total Death Benefit
                                                         Minimum Death       with Protection       Guaranteed       Hypothetical
                   Account Value        Cash Value          Benefit               Plus               Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ------------------ -----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%        0%       6%        0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- --------- -------- --------- -------
 60        1     100,000   100,000   93,000    93,000   100,000  100,000    100,000  100,000      N/A      N/A       N/A      N/A
 61        2      95,306   101,285   88,306    94,285   106,000  106,000    108,400  108,400      N/A      N/A       N/A      N/A
 62        3      90,690   102,523   84,690    96,523   112,360  112,360    117,304  117,304      N/A      N/A       N/A      N/A
 63        4      86,145   103,710   80,145    97,710   119,102  119,102    126,742  126,742      N/A      N/A       N/A      N/A
 64        5      81,665   104,838   76,665    99,838   126,248  126,248    136,747  136,747      N/A      N/A       N/A      N/A
 65        6      77,240   105,901   74,240   102,901   133,823  133,823    147,352  147,352      N/A      N/A       N/A      N/A
 66        7      72,865   106,892   71,865   105,892   141,852  141,852    158,593  158,593      N/A      N/A       N/A      N/A
 67        8      68,530   107,802   68,530   107,802   150,363  150,363    170,508  170,508      N/A      N/A       N/A      N/A
 68        9      64,229   108,623   64,229   108,623   159,385  159,385    183,139  183,139      N/A      N/A       N/A      N/A
 69       10      59,953   109,345   59,953   109,345   168,948  168,948    196,527  196,527      N/A      N/A       N/A      N/A
 74       15      38,580   111,122   38,580   111,122   226,090  226,090    276,527  276,527    14,266   14,266    14,266   14,266
 79       20      16,514   108,659   16,514   108,659   302,560  302,560    383,584  383,584    20,393   20,393    20,393   20,393
 84       25           0    99,859        0    99,859         0  404,893          0  493,179         0   34,821         0   34,821
 89       30           0    96,929        0    96,929         0  429,187          0  517,472      N/A      N/A       N/A      N/A
 94       35           0    96,688        0    96,688         0  429,187          0  517,472      N/A      N/A       N/A      N/A
 95       36           0    96,636        0    96,636         0  429,187          0  517,472      N/A      N/A       N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



                                      Appendix V: Hypothetical illustrations E-2

Appendix VI: Guaranteed principal benefit example


--------------------------------------------------------------------------------


For purposes of these examples, we assume that there is an initial contribution of $100,000, made to the contract on February 13, 2004. We also assume that no additional contributions, no transfers among options and no withdrawals from the contract are made. For GPB Option 1, the example also assumes that a 10 year fixed maturity option is chosen. The hypothetical gross rates of return with respect to amounts allocated to the variable investment options are 0%, 6% and 10%. The numbers below reflect the deduction of all applicable separate account and contract charges and also reflect the charge for GPB Option 2. Also, for any given performance of your variable investment options, GPB Option 1 produces higher account values than GPB Option 2 unless investment performance has been significantly positive. The examples should not be considered a representation of past or future expenses. Similarly, the annual rates of return assumed in the example are not an estimate or guarantee of future investment performance.




-------------------------------------------------------------------------------------------------------------------
                                                                                                   Assuming 100%
                                                                                                  in the variable
                                                            Assuming      Under GPB   Under GPB      investment
                                                        100% in the FMO    Option 1    Option 2       options
-------------------------------------------------------------------------------------------------------------------
   Amount allocated to FMO on February 13, 2004             100,000         69,310      35,000           --
   based upon a 3.73% rate to maturity
-------------------------------------------------------------------------------------------------------------------
   Initial account value allocated to the variable             0            30,690      65,000        100,000
   investment options on February 13, 2004
-------------------------------------------------------------------------------------------------------------------
   Account value in the fixed maturity option on Feb-       144,269        100,000      50,494           0
   ruary 13, 2014
-------------------------------------------------------------------------------------------------------------------
   Annuity account value (computed by adding                144,269        122,562     100,000*        73,515
   together the value at the maturity date of the
   applicable fixed maturity option plus the value of
   amounts in the variable investment options on
   February 13, 2014, assuming a 0% gross rate of
   return)
-------------------------------------------------------------------------------------------------------------------
   Annuity account value (computed by adding                144,269        141,125    130,948**       134,001
   together the value at the maturity date of the
   applicable fixed maturity option plus the value of
   amounts in the variable investment options on
   February 13, 2014, assuming a 6% gross rate of
   return)
-------------------------------------------------------------------------------------------------------------------
   Annuity account value (computed by adding                144,269        160,203    168,926**       196,164
   together the value at the maturity date of the
   applicable fixed maturity option plus the value of
   amounts in the variable investment options on
   February 13, 2014, assuming a 10% gross rate of
   return)
-------------------------------------------------------------------------------------------------------------------



* Since the annuity account value is less than the alternate benefit under GPB Option 2, the annuity account value is adjusted upward to the guaranteed amount or an increase of $5,919 in this example.

** Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.


F-1 Appendix VI: Guaranteed principal benefit example

Appendix VII -- State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Equitable Accumulator(R) contract or certain features and/or benefits are either NOT available as of the date of this Prospectus OR have certain variations to the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:



-----------------------------------------------------------------------------------------------------------------------------------
State      Features and Benefits                                    Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND   Fixed maturity options                                   Not Available

           Guaranteed principal benefit option1 and Guaranteed      Not Available
           principal benefit option 2
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK   Greater of the 6% roll up or Annual Ratchet Guaran-      Not Available (you have a choice of the standard death benefit
           teed minimum death benefit                               or the Annual Ratchet to age 85 guaranteed minimum death
                                                                    benefit), as described earlier in this Prospectus.

           Protection Plus                                          Not Available

           Variable Immediate Annuity payout options -- Life        Not Available
           annuity contracts

           See "Contract features and benefits" -- "Self directed   No more than 25% of any contribution may be allocated to the
           allocation"                                              guaranteed interest option.

           See "Termination of your contract" in "Determining       If your account value in the variable investment options and the
           your contract's value"                                   fixed maturity options is insufficient to pay the annual
                                                                    administrative, guaranteed minimum death benefit and/or the guaranteed minimum income benefit charges, and you have no account value in the guaranteed interest option, your contract will terminate without value, and you will lose any applicable benefits. See "Charges and expenses" earlier in this Prospectus.

           See "Transferring your account value" in "Transferring   The following information is added as the sixth and seventh bul-
           your money among investment options"                     lets in this section:

                                                                    o During the first contract year, transfers into the guaranteed interest option are not permitted.

                                                                    o After the first contract year, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the
                                                                      annuity account value as of the previous business day.

           See "The amount applied to purchase an annuity           For fixed annuity period certain payout options only, the amount
           payout option" in "Accessing your money"                 applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied. The income provided, however, will never be less than what would be provided by applying the account value to the guaranteed annuity purchase factors.

           See "Annuity maturity date" in "Accessing your           The maturity date by which you must take a lump sum with-
           money"                                                   drawal or select an annuity payout option is as follows:
-----------------------------------------------------------------------------------------------------------------------------------


                              Appendix VII -- State contract availability and/or
                                 variations of certain features and benefits G-1

-----------------------------------------------------------------------------------------------------------------------------------
State      Features and Benefits                                Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK,                                                                               Maximum
CONTINUED                                                       Issue age               Annuitization age
                                                                ---------               -----------------
                                                                0-80                    90
                                                                81                      91
                                                                82                      92
                                                                83                      93
                                                                84                      94
                                                                85                      95

                                                                Please see this section earlier in this Prospectus for more information.

            See "Charges and expenses"                          With regard to the Annual administrative, Guaranteed minimum death benefit, Guaranteed principal benefit option 2 and Guar-
                                                                anteed minimum income benefit charges, respectively, we will deduct the related charge, as follows for each: we will deduct the charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options
                                                                (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct
                                                                all or a portion of the charge from the account for special dollar cost averaging (not available if the Guaranteed principal benefit option is elected). If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

                                                                In New York, deductions from the fixed maturity options (includ-
                                                                ing the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

                                                                With regard to the Annual administrative, Guaranteed minimum death benefit and Guaranteed minimum income benefit charges only, if your account value in the variable investment options and the fixed maturity options is insufficient to pay this charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract's value" earlier in this
                                                                Prospectus.

            See "Withdrawal charge" in "Charges and expenses"   Please note that you may incur a withdrawal charge if the annu-
                                                                itant was age 84 or 85 at issue because you must accept
                                                                distribution of your cash value beginning with the contract anniversary following the annuitant's 90th birthday.

            Fixed maturity options -- withdrawal charges        For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying the New York Alternate Scale I shown below. If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.
-----------------------------------------------------------------------------------------------------------------------------------


G-2 Appendix VII -- State contract availability and/or variations of certain features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
State       Features and Benefits                          Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK,   Fixed maturity options -- withdrawal charges   The New York withdrawal charge may not exceed the withdrawal
CONTINUED   (continued)                                    charge that would normally apply to the contract. If a contribu-
                                                           tion has been in the contract for more than 7 years and therefore would have no withdrawal charge, no withdrawal charge will apply.
                                                           Use of a New York Alternate Scale can only result in a lower charge.
                                                           We will compare the result of applying Alternate Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower withdrawal charge.

                                                           ------------------------------------------------------------------------
                                                           NY Alternate Scale I                 NY Alternate Scale II
                                                           Year of investment in fixed          Year of transfer within fixed
                                                           maturity option*                     maturity option*
                                                           ------------------------------------------------------------------------

                                                           Within year 1           7%           Within year 1                5%
                                                           ------------------------------------------------------------------------
                                                             2                     6%             2                          4%
                                                           ------------------------------------------------------------------------
                                                             3                     5%             3                          3%
                                                           ------------------------------------------------------------------------
                                                             4                     4%             4                          2%
                                                           ------------------------------------------------------------------------
                                                             5                     3%             5                          1%
                                                           ------------------------------------------------------------------------
                                                             6                     2%           After year 5                  0
                                                           ------------------------------------------------------------------------
                                                             7                     1%
                                                           ------------------------------------------------------------------------
                                                           After year 7            0%           Not to exceed 1% times the
                                                                                                number of years remaining in
                                                                                                the fixed maturity option,
                                                                                                rounded to the higher number
                                                                                                of years. In other words, if 4.3
                                                                                                years remain, it would be a 5%
                                                                                                charge.
                                                           ------------------------------------------------------------------------

                                                           * Measured from the contract date anniversary prior to the date of the contribution or transfer

                                                           If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

                                                           You should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

                                                           The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower "free withdrawal amount" than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.
-----------------------------------------------------------------------------------------------------------------------------------

                              Appendix VII -- State contract availability and/or
                                 variations of certain features and benefits G-3

-----------------------------------------------------------------------------------------------------------------------------------
State          Features and Benefits                                 Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA   Contribution age limitations                          The following contribution
                                                                     limits apply:
                                                                                             Maximum
                                                                     Issue age               Contribution age
                                                                     ---------               -----------------
                                                                     0-75                    79
                                                                     76                      80
                                                                     77                      81
                                                                     78-80                   82
                                                                     81-83                   84
                                                                     84                      85
                                                                     85                      86

               Special dollar cost averaging program                 In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

               Withdrawal charge schedule for issue ages 84 and 85   For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania, the withdrawal charge will be computed in the same manner as for other contracts as described in
                                                                     "Charges and expenses" under "Withdrawal charge" earlier in this Prospectus, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to 0% in the sixth and later contract years.

               See "Annuity maturity date" in "Accessing your        The maturity date by which you must take a lump sum with-
               money"                                                drawal or select an annuity payout option is as follows:
                                                                                             Maximum
                                                                     Issue age               annuitization age
                                                                     0-75                    85
                                                                     76                      86
                                                                     77                      87
                                                                     78-80                   88
                                                                     81-85                   90
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO    IRA, Roth IRA, Inherited IRA and Rollover TSA         Not Available
               contracts

               Beneficiary continuation option (IRA)                 Not Available
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT        Loans under Rollover TSA contracts                    Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue
                                                                     Code limits.
-----------------------------------------------------------------------------------------------------------------------------------


G-4 Appendix VII -- State contract availability and/or variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Tax Information                                                              2
Unit Values                                                                 15

Equitable Life's Pending Name Change
Custodian and Independent Auditors                                          15
Distribution of the Contracts                                               15
Financial Statements                                                        16



How to Obtain an Equitable Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
  Equitable Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Equitable Accumulator(R) SAI for Separate Account No. 49 dated May 1, 2004.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip




(SAI 13AMLF(5/03))


                                                          X00678/Core '04 Series

Equitable Accumulator(R)

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2004


THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Prospectus, dated May 1, 2004. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Tax Information                                                              2


Unit Values                                                                 15

Equitable Life's Pending Name Change                                        15

Custodian and Independent Auditors                                          15


Distribution of the Contracts                                               15

Financial Statements                                                        16


    Copyright 2004 The Equitable Life Assurance Society of the United States.
      All rights reserved. Accumulator(R) is a registered service mark of The Equitable Life Assurance Society of the United States.


SAI 13A                                                     Accumulator(R) '04


                                                                          x00699

TAX INFORMATION

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

This section of the SAI contains the information that the IRS requires you to have before you purchase an IRA. This section of the SAI covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.


The address of the processing office is as follows:

By regular mail:

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

By express delivery:

Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRA, issued and funded in connection with employer-sponsored retirement plans; and


o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).


Equitable Life designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA (not available in all contracts).


We have not applied for an opinion letter from the IRS to approve the respective forms of the Equitable Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. We have received IRS opinion letters approving the respective forms of a similar traditional IRA and Roth IRA endorsement for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts.


The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA. Equitable intends to submit both traditional and Roth IRA versions of the contract for formal approval, respectively. However, it is not clear whether and when such approval may be received.


PROTECTION PLUS FEATURE

The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Equitable Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) IRA or Accumulator(R) Roth IRA with the optional Protection Plus feature.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o   regular contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for the taxable year 2004. For 2005, the maximum increases to $4,000. When your earnings are below $3,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch-up contribution" of up to $500 to your traditional IRA. This amount is the same for both taxable years 2004 and 2005.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for 2004 to any combination of traditional IRAs and Roth IRAs. (This amount increases to $8,000 for 2005.) Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for the taxable year 2004, your fully deductible contribution can be up to $3,000, or if less, your earned income. The dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions. (For 2005, these limits are $4,000 and $4,500, respectively.)


IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI FALLS WITHIN A PHASE-OUT RANGE, you can make PARTIALLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you MAY NOT DEDUCT any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $45,000 and $55,000 in 2004 and AGI between $50,000 and $60,000 in 2005.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $65,000 and $75,000 in 2004 and AGI between $70,000 and $80,000 in 2005. This range will increase every year until 2007 when the deduction will phase out for AGI between $80,000 and $100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000.


To determine the deductible amount of the contribution for 2004, for example, you determine AGI and subtract $45,000 if you are single, or $65,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times    the maximum     Equals    the adjusted
 --------------------       x        regular         =        deductible
  divided by $10,000               contribution             contribution for
                                                             the year limit



ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($3,000 for 2004; $4,000 for 2005). The dollar limit is $3,500 in 2004 and $4,500 in 2005 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;


o   governmental employer 457(b) plans;


o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

o   Do it yourself:
    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover:
    You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or


o   hardship withdrawals; or


o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or


o   death benefit payments to a beneficiary who is not your surviving spouse;
    or



o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS


Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:


o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or


o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer

457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally apply beginning in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have currently been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your tax advisor concerning applicability of these complex rules to your situation.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS.

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.


DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substan-tially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the SAI covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Equitable Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o   tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for taxable year 2004. For 2005 the maximum increases to $4,000. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $500 can be made for the taxable year. This amount is the same for both taxable years 2004 and 2005.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o   another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. Beginning in 2005, modified adjusted gross income for this purpose will also exclude any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:

o   Rollovers from a Roth IRA to another Roth IRA;

o   Direct transfers from a Roth IRA to another Roth IRA;

o   Qualified distributions from a Roth IRA; and

o   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2; or older or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     Taxable portion (the amount required to be included in gross (a) income because of conversion) first, and then the

     Nontaxable portion. (b)

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3)  All conversion contributions made during the year are added together.
     For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2004 and the conversion contribution is made in 2005, the conversion contribution is treated as contributed prior to other conversion contributions made in 2005.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX


Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the SAI covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

PROTECTION PLUS FEATURE

The Protection Plus feature is offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus benefit is not part of the contract, in such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Rollover TSA contract with the optional Protection Plus feature.

CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to establish this Equitable Accumulator(R) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o   a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax funds in the Rollover TSA.

EMPLOYER-REMITTED CONTRIBUTIONS. The Equitable Accumulator(R) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.


Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o   reaching age 59-1/2 even if you are still employed; or

o   disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.


A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Equitable Accumulator(R) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o   you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Equitable Accumulator(R) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o   direct rollover from another TSA or eligible retirement plan; or

o   direct transfer under Revenue Ruling 90-24 from another TSA.

DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Rollover TSA; or

o   you reach age 59-1/2; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o   you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

THIS PARAGRAPH APPLIES ONLY TO PARTICIPANTS IN A TEXAS OPTIONAL RETIREMENT PROGRAM. Texas Law permits withdrawals only after one of the following distributable events occur:

(1) the requirements for minimum distribution (discussed under "Required minimum distributions" later in this section) are met; or

(2)  death; or

(3)  retirement; or

(4) termination of employment in all Texas public institutions of higher education.

For you to make a withdrawal, we must receive a properly completed written acknowledgment from the employer. If a distributable event occurs before you are vested, we will refund to the employer any amounts provided by an employer's first-year matching contribution. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law. Loans are not permitted under Texas Optional Retirement Programs.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return deter-mined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

LOANS FROM TSAS. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Equitable Accumulator(R) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


See Appendix VII in the Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.


The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Equitable Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being trans-ferred to the Equitable Accumulator(R) Rollover TSA on the form used to establish the TSA, you do not qualify.

SPOUSAL CONSENT RULES

This will only apply to you if you establish your Equitable Accumulator(R) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 5-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o    if you are separated from service, any form of payout after you are age 55;
     or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,280 in periodic annuity payments in 2004, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator(R).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     (a/b) - c

where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.25%. Your contract charges may be less.



EQUITABLE LIFE'S PENDING NAME CHANGE

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."


CUSTODIAN AND INDEPENDENT AUDITORS


Equitable Life is the custodian for the shares of the Trusts owned by Separate Account No. 49.


The financial statements of each Separate Account as of December 31, 2003 and for the periods ended December 31, 2003 and 2002, and the consolidated financial statements of Equitable Life as of December 31, 2003 and 2002 and for each of the three years ended December 31, 2003 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.



DISTRIBUTION OF CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid AXA Distributors, LLC, distribution fees of $429,871,001 for 2003, $228,077,343 for 2002 and $219,355,297 for 2001, as the
distributor of certain contracts,
including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $84,547,116, $59,543,803 and $91,443,554, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account Nos. 45 and 49, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2003, 2002 and 2001. Equitable Life paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account Nos. 45 and 49, $562,696,578 in 2003, $536,113,253
in 2002 and $543,488,990 in 2001. Of these amounts, AXA Advisors retained $287,344,634, $283,213,274, and $277,057,837, respectively.



FINANCIAL STATEMENTS


The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.


The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Auditors............................................   A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003................   A-3
   Statements of Operations for the Year Ended December 31, 2003..........  A-22
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2003 and 2002..........................................  A-29
   Notes to Financial Statements..........................................  A-41


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors............................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002................   F-2
   Consolidated Statements of Earnings, Years Ended
      December 31, 2003, 2002 and 2001....................................   F-3
   Consolidated Statements of Shareholder's Equity and
      Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001.. F-4 Consolidated Statements of Cash Flows, Years Ended
      December 31, 2003, 2002 and 2001....................................   F-5
   Notes to Consolidated Financial Statements.............................   F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                   --------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value     $6,783,109       $5,098,515            $8,668,349
Receivable for The Trusts shares sold ............            --               --                    --
Receivable for policy-related transactions .......       410,052          854,076               745,349
                                                      ----------       ----------            ----------
  Total assets ...................................     7,193,161        5,952,591             9,413,698
                                                      ----------       ----------            ----------
Liabilities:
Payable for The Trusts shares purchased ..........       410,052          854,076               745,349
Payable for policy-related transactions ..........            --               --                    --
                                                      ----------       ----------            ----------
  Total liabilities ..............................       410,052          854,076               745,349
                                                      ----------       ----------            ----------
Net Assets .......................................    $6,783,109       $5,098,515            $8,668,349
                                                      ==========       ==========            ==========
Accumulation Units ...............................    $6,664,336       $4,988,569            $8,551,723
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       118,773          109,946               116,626
                                                      ----------       ----------            ----------
Total net assets .................................    $6,783,109       $5,098,515            $8,668,349
                                                      ==========       ==========            ==========
Investments in shares of The Trusts, at cost .....    $6,597,930       $5,092,426            $8,584,867
The Trusts shares held
 Class A .........................................         5,021            5,066                 5,067
 Class B .........................................       597,220          482,631               808,299



                                                     AXA Moderate   AXA Moderate-Plus    AXA Premier VIP
                                                      Allocation        Allocation      Aggressive Equity
                                                    -------------- ------------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value    $653,911,297      $25,886,716        $101,412,272
Receivable for The Trusts shares sold ............             --               --              35,688
Receivable for policy-related transactions .......      1,044,373          234,527                  --
                                                     ------------      -----------        ------------
  Total assets ...................................    654,955,670       26,121,243         101,447,960
                                                     ------------      -----------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........      1,044,369          234,551                  --
Payable for policy-related transactions ..........             --               --              35,690
                                                     ------------      -----------        ------------
  Total liabilities ..............................      1,044,369          234,551              35,690
                                                     ------------      -----------        ------------
Net Assets .......................................   $653,911,301      $25,886,692        $101,412,270
                                                     ============      ===========        ============
Accumulation Units ...............................   $653,816,654      $25,767,676        $101,343,937
Retained by Equitable Life in Separate Account
 No. 49 ..........................................         94,647          119,016              68,333
                                                     ------------      -----------        ------------
Total net assets .................................   $653,911,301      $25,886,692        $101,412,270
                                                     ============      ===========        ============
Investments in shares of The Trusts, at cost .....   $605,205,348      $25,179,675        $121,689,809
The Trusts shares held
 Class A .........................................             --            5,041                  --
 Class B .........................................     44,943,111        2,311,712           4,563,128

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         AXA Premier VIP  AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                            Core Bond       Health Care        High Yield     International Equity
                                                        ---------------- ----------------- ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $516,199,383      $113,832,852      $673,254,459        $117,674,984
Receivable for The Trusts shares sold .................             --                --                --                  --
Receivable for policy-related transactions ............        916,395           122,918         1,134,143             509,655
                                                          ------------      ------------      ------------        ------------
  Total assets ........................................    517,115,778       113,955,770       674,388,602         118,184,639
                                                          ------------      ------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............        916,487           122,765         1,134,149             509,656
Payable for policy-related transactions ...............             --                --                --                  --
                                                          ------------      ------------      ------------        ------------
  Total liabilities ...................................        916,487           122,765         1,134,149             509,656
                                                          ------------      ------------      ------------        ------------
Net Assets ............................................   $516,199,291      $113,833,005      $673,254,453        $117,674,983
                                                          ============      ============      ============        ============
Accumulation Units ....................................   $516,125,121      $113,738,863      $673,177,570        $117,578,529
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         74,170            94,142            76,883              96,454
                                                          ------------      ------------      ------------        ------------
Total net assets ......................................   $516,199,291      $113,833,005      $673,254,453        $117,674,983
                                                          ============      ============      ============        ============
Investments in shares of The Trusts, at cost ..........   $517,108,861      $ 99,213,532      $698,021,748        $ 98,948,658
The Trusts shares held
 Class A ..............................................             --                --                --                  --
 Class B ..............................................     49,600,829        11,197,981       120,334,192          11,122,879



                                                            AXA Premier VIP       AXA Premier VIP   AXA Premier VIP
                                                         Large Cap Core Equity   Large Cap Growth   Large Cap Value
                                                        ----------------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value .....       $102,252,414         $197,135,642       $207,077,110
Receivable for The Trusts shares sold .................                 --                   --                 --
Receivable for policy-related transactions ............            119,671              739,846            461,409
                                                              ------------         ------------       ------------
  Total assets ........................................        102,372,085          197,875,488        207,538,519
                                                              ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............            119,671              739,996            461,259
Payable for policy-related transactions ...............                 --                   --                 --
                                                              ------------         ------------       ------------
  Total liabilities ...................................            119,671              739,996            461,259
                                                              ------------         ------------       ------------
Net Assets ............................................       $102,252,414         $197,135,492       $207,077,260
                                                              ============         ============       ============
Accumulation Units ....................................       $102,131,046         $197,049,588       $206,969,237
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            121,368               85,904            108,023
                                                              ------------         ------------       ------------
Total net assets ......................................       $102,252,414         $197,135,492       $207,077,260
                                                              ============         ============       ============
Investments in shares of The Trusts, at cost ..........       $ 87,086,586         $169,970,248       $176,625,574
The Trusts shares held
 Class A ..............................................                 --                   --                 --
 Class B ..............................................         10,335,909           21,938,431         20,147,469

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            AXA Premier VIP       AXA Premier VIP     AXA Premier VIP
                                                         Small/Mid Cap Growth   Small/Mid Cap Value      Technology
                                                        ---------------------- --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....      $246,795,946           $218,475,603        $67,252,330
Receivable for The Trusts shares sold .................                --                     --                 --
Receivable for policy-related transactions ............           626,662                623,823            409,516
                                                             ------------           ------------        -----------
  Total assets ........................................       247,422,608            219,099,426         67,661,846
                                                             ------------           ------------        -----------
Liabilities:
Payable for The Trusts shares purchased ...............           626,667                623,821            409,582
Payable for policy-related transactions ...............                --                     --                 --
                                                             ------------           ------------        -----------
  Total liabilities ...................................           626,667                623,821            409,582
                                                             ------------           ------------        -----------
Net Assets ............................................      $246,795,941           $218,475,605        $67,252,264
                                                             ============           ============        ===========
Accumulation Units ....................................      $246,717,419           $218,393,392        $67,140,542
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            78,522                 82,213            111,722
                                                             ------------           ------------        -----------
Total net assets ......................................      $246,795,941           $218,475,605        $67,252,264
                                                             ============           ============        ===========
Investments in shares of The Trusts, at cost ..........      $205,137,370           $176,368,336        $58,871,070
The Trusts shares held
 Class A ..............................................                --                     --                 --
 Class B ..............................................        28,352,086             20,912,470          7,624,564



                                                            AXA Rosenberg VIT        EQ/Alliance        EQ/Alliance
                                                         Value Long/Short Equity     Common Stock    Growth and Income
                                                        ------------------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value .....          $967,526          $  878,110,740       $427,836,097
Receivable for The Trusts shares sold .................                --                      --                 --
Receivable for policy-related transactions ............             4,448               1,071,128          1,068,502
                                                                 --------          --------------       ------------
  Total assets ........................................           971,974             879,181,868        428,904,599
                                                                 --------          --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............             4,448               1,072,737          1,068,482
Payable for policy-related transactions ...............                --                      --                 --
                                                                 --------          --------------       ------------
  Total liabilities ...................................             4,448               1,072,737          1,068,482
                                                                 --------          --------------       ------------
Net Assets ............................................          $967,526          $  878,109,131       $427,836,117
                                                                 ========          ==============       ============
Accumulation Units ....................................          $966,172          $  877,988,129       $427,792,817
Retained by Equitable Life in Separate Account
 No. 49 ...............................................             1,354                 121,002             43,300
                                                                 --------          --------------       ------------
Total net assets ......................................          $967,526          $  878,109,131       $427,836,117
                                                                 ========          ==============       ============
Investments in shares of The Trusts, at cost ..........          $977,068          $1,047,562,138       $365,577,418
The Trusts shares held
 Class A ..............................................                --                      --                 --
 Class B ..............................................           100,366              57,101,839         25,891,604



                                                          EQ/Alliance
                                                          Intermediate
                                                           Government
                                                           Securities
                                                        ---------------
Assets:
Investment in shares of The Trusts, at fair value .....  $328,235,850
Receivable for The Trusts shares sold .................            --
Receivable for policy-related transactions ............       471,784
                                                         ------------
  Total assets ........................................   328,707,634
                                                         ------------
Liabilities:
Payable for The Trusts shares purchased ...............       471,216
Payable for policy-related transactions ...............            --
                                                         ------------
  Total liabilities ...................................       471,216
                                                         ------------
Net Assets ............................................  $328,236,418
                                                         ============
Accumulation Units ....................................  $328,020,256
Retained by Equitable Life in Separate Account
 No. 49 ...............................................       216,162
                                                         ------------
Total net assets ......................................  $328,236,418
                                                         ============
Investments in shares of The Trusts, at cost ..........  $337,761,786
The Trusts shares held
 Class A ..............................................            --
 Class B ..............................................    32,653,032

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                     EQ/Alliance      EQ/Alliance     EQ/Alliance       EQ/Alliance
                                                    International   Premier Growth   Quality Bond    Small Cap Growth
                                                   --------------- ---------------- --------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value   $233,194,563     $327,944,418    $258,111,099      $334,210,852
Receivable for The Trusts shares sold ............            --               --              --                --
Receivable for policy-related transactions .......       197,117          194,303         215,660           267,821
                                                    ------------     ------------    ------------      ------------
  Total assets ...................................   233,391,680      328,138,721     258,326,759       334,478,673
                                                    ------------     ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       197,118            5,187         215,739           267,818
Payable for policy-related transactions ..........            --               --              --                --
                                                    ------------     ------------    ------------      ------------
  Total liabilities ..............................       197,118            5,187         215,739           267,818
                                                    ------------     ------------    ------------      ------------
Net Assets .......................................  $233,194,562     $328,133,534    $258,111,020      $334,210,855
                                                    ============     ============    ============      ============
Accumulation Units ...............................  $232,934,543     $326,648,781    $258,082,930      $333,931,132
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       260,019        1,484,753          28,090           279,723
                                                    ------------     ------------    ------------      ------------
Total net assets .................................  $233,194,562     $328,133,534    $258,111,020      $334,210,855
                                                    ============     ============    ============      ============
Investments in shares of The Trusts, at cost .....  $195,238,394     $420,813,017    $259,731,520      $325,912,850
The Trusts shares held
 Class A .........................................            --               --              --                --
 Class B .........................................    24,552,862       52,882,939      25,327,032        26,656,256


                                                                         EQ/Calvert    EQ/Capital
                                                       EQ/Bernstein       Socially      Guardian
                                                    Diversified Value   Responsible   International
                                                   ------------------- ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value      $907,923,024     $22,034,408   $324,214,099
Receivable for The Trusts shares sold ............               --              --             --
Receivable for policy-related transactions .......        1,105,326          79,868        453,123
                                                       ------------     -----------   ------------
  Total assets ...................................      909,028,350      22,114,276    324,667,222
                                                       ------------     -----------   ------------
Liabilities:
Payable for The Trusts shares purchased ..........        1,105,355          79,868        453,142
Payable for policy-related transactions ..........               --              --             --
                                                       ------------     -----------   ------------
  Total liabilities ..............................        1,105,355          79,868        453,142
                                                       ------------     -----------   ------------
Net Assets .......................................     $907,922,995     $22,034,408   $324,214,080
                                                       ============     ===========   ============
Accumulation Units ...............................     $907,822,648     $21,924,306   $323,808,568
Retained by Equitable Life in Separate Account
 No. 49 ..........................................          100,347         110,102        405,512
                                                       ------------     -----------   ------------
Total net assets .................................     $907,922,995     $22,034,408   $324,214,080
                                                       ============     ===========   ============
Investments in shares of The Trusts, at cost .....     $791,778,983     $19,165,579   $284,978,988
The Trusts shares held
 Class A .........................................               --              --             --
 Class B .........................................       71,163,053       2,928,844     33,621,447

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                             EQ/Capital           EQ/Capital         EQ/Emerginig
                                                         Guardian Research   Guardian U.S. Equity   Markets Equity
                                                        ------------------- ---------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....     $562,889,087         $583,374,265        $164,200,906
Receivable for The Trusts shares sold .................               --                   --                  --
Receivable for policy-related transactions ............          173,306              844,706              32,492
                                                            ------------         ------------        ------------
  Total assets ........................................      563,062,393          584,218,971         164,233,398
                                                            ------------         ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............          173,393              844,674              32,492
Payable for policy-related transactions ...............               --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities ...................................          173,393              844,674              32,492
                                                            ------------         ------------        ------------
Net Assets ............................................     $562,889,000         $583,374,297        $164,200,906
                                                            ============         ============        ============
Accumulation Units ....................................     $562,487,993         $583,096,182        $164,082,195
Retained by Equitable Life in Separate Account
 No. 49 ...............................................          401,007              278,115             118,711
                                                            ------------         ------------        ------------
Total net assets ......................................     $562,889,000         $583,374,297        $164,200,906
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost ..........     $472,626,856         $503,377,877        $127,001,669
The Trusts shares held
 Class A ..............................................               --                   --                  --
 Class B ..............................................       52,302,202           55,182,452          20,056,037


                                                         EQ/Equity 500 Index   EQ/Evergreen Omega   EQ/FI Mid Cap
                                                        --------------------- -------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value .....     $1,166,582,700         $79,159,610      $483,405,782
Receivable for The Trusts shares sold .................                 --                  --                --
Receivable for policy-related transactions ............          1,341,922             232,520           984,776
                                                            --------------         -----------      ------------
  Total assets ........................................      1,167,924,622          79,392,130       484,390,558
                                                            --------------         -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............          1,347,634             227,208           984,768
Payable for policy-related transactions ...............                 --                  --                --
                                                            --------------         -----------      ------------
  Total liabilities ...................................          1,347,634             227,208           984,768
                                                            --------------         -----------      ------------
Net Assets ............................................     $1,166,576,988         $79,164,922      $483,405,790
                                                            ==============         ===========      ============
Accumulation Units ....................................     $1,166,468,149         $78,211,652      $483,002,193
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            108,839             953,270           403,597
                                                            --------------         -----------      ------------
Total net assets ......................................     $1,166,576,988         $79,164,922      $483,405,790
                                                            ==============         ===========      ============
Investments in shares of The Trusts, at cost ..........     $1,156,844,121         $68,715,827      $389,885,634
The Trusts shares held
 Class A ..............................................                 --                  --                --
 Class B ..............................................         54,827,018           9,437,424        47,636,488


                                                         EQ/FI Small/Mid
                                                            Cap Value
                                                        -----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $441,657,454
Receivable for The Trusts shares sold .................              --
Receivable for policy-related transactions ............         526,614
                                                           ------------
  Total assets ........................................     442,184,068
                                                           ------------
Liabilities:
Payable for The Trusts shares purchased ...............         528,072
Payable for policy-related transactions ...............              --
                                                           ------------
  Total liabilities ...................................         528,072
                                                           ------------
Net Assets ............................................    $441,655,996
                                                           ============
Accumulation Units ....................................    $441,408,486
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         247,510
                                                           ------------
Total net assets ......................................    $441,655,996
                                                           ============
Investments in shares of The Trusts, at cost ..........    $366,680,581
The Trusts shares held
 Class A ..............................................              --
 Class B ..............................................      33,774,725

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                    EQ/J.P. Morgan  EQ/Janus Large   EQ/Lazard Small
                                                      Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                                   --------------- ---------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $963,639,969     $156,736,700      $550,184,677      $646,044,296
Receivable for The Trusts shares sold ............            --               --                --                --
Receivable for policy-related transactions .......       496,530          207,219           904,376         1,283,198
                                                    ------------     ------------      ------------      ------------
  Total assets ...................................   964,136,499      156,943,919       551,089,053       647,327,494
                                                    ------------     ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       496,255          207,219           903,883         1,286,607
Payable for policy-related transactions ..........            --               --                --                --
                                                    ------------     ------------      ------------      ------------
  Total liabilities ..............................       496,255          207,219           903,883         1,286,607
                                                    ------------     ------------      ------------      ------------
Net Assets .......................................  $963,640,244     $156,736,700      $550,185,170      $646,040,887
                                                    ============     ============      ============      ============
Accumulation Units ...............................  $963,307,954     $156,360,524      $549,902,102      $646,010,274
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       332,290          376,176           283,068            30,613
                                                    ------------     ------------      ------------      ------------
Total net assets .................................  $963,640,244     $156,736,700      $550,185,170      $646,040,887
                                                    ============     ============      ============      ============
Investments in shares of The Trusts, at cost .....  $965,731,497     $152,610,137      $452,049,336      $558,622,759
The Trusts shares held
 Class A .........................................            --               --                --                --
 Class B .........................................    86,171,890       27,547,383        41,369,212        48,941,548


                                                    EQ/Mercury Basic        EQ/Mercury       EQ/MFS Emerging
                                                      Value Equity     International Value   Growth Companies
                                                   ------------------ --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $466,887,838         $416,239,158        $252,327,426
Receivable for The Trusts shares sold ............              --               23,198             103,355
Receivable for policy-related transactions .......         830,316                   --                  --
                                                      ------------         ------------        ------------
  Total assets ...................................     467,718,154          416,262,356         252,430,781
                                                      ------------         ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........         831,031                   --                  --
Payable for policy-related transactions ..........              --               23,198              99,250
                                                      ------------         ------------        ------------
  Total liabilities ..............................         831,031               23,198              99,250
                                                      ------------         ------------        ------------
Net Assets .......................................    $466,887,123         $416,239,158        $252,331,531
                                                      ============         ============        ============
Accumulation Units ...............................    $466,738,637         $415,925,188        $252,025,167
Retained by Equitable Life in Separate Account
 No. 49 ..........................................         148,486              313,970             306,364
                                                      ------------         ------------        ------------
Total net assets .................................    $466,887,123         $416,239,158        $252,331,531
                                                      ============         ============        ============
Investments in shares of The Trusts, at cost .....    $397,148,052         $419,946,715        $311,557,293
The Trusts shares held
 Class A .........................................              --                   --                  --
 Class B .........................................      31,680,959           38,313,031          21,683,600

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         EQ/MFS                               EQ/Putnam           EQ/Putnam
                                                    Investors Trust   EQ/Money Market   Growth & Income Value      Voyager
                                                   ----------------- ----------------- ----------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $267,108,265      $588,112,551         $472,150,957       $255,042,767
Receivable for The Trusts shares sold ............              --                --                   --            116,704
Receivable for policy-related transactions .......         227,226         1,405,864               26,251                 --
                                                      ------------      ------------         ------------       ------------
  Total assets ...................................     267,335,491       589,518,415          472,177,208        255,159,471
                                                      ------------      ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..........         255,668         1,578,570               26,252                 --
Payable for policy-related transactions ..........              --                --                   --            116,704
                                                      ------------      ------------         ------------       ------------
  Total liabilities ..............................         255,668         1,578,570               26,252            116,704
                                                      ------------      ------------         ------------       ------------
Net Assets .......................................    $267,079,823      $587,939,845         $472,150,956       $255,042,767
                                                      ============      ============         ============       ============
Accumulation Units ...............................    $266,997,571      $587,929,052         $471,766,228       $254,403,865
Retained by Equitable Life in Separate Account
 No. 49 ..........................................          82,252            10,793              384,728            638,902
                                                      ------------      ------------         ------------       ------------
Total net assets .................................    $267,079,823      $587,939,845         $472,150,956       $255,042,767
                                                      ============      ============         ============       ============
Investments in shares of The Trusts, at cost .....    $281,262,145      $591,877,761         $469,952,920       $301,739,752
The Trusts shares held
 Class A .........................................              --                --                   --                 --
 Class B .........................................      31,246,937        57,034,215           41,943,963         21,493,543


                                                       EQ/Small
                                                    Company Index   EQ/Technology   U.S. Real Estate
                                                   --------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $240,254,902    $120,848,794       $2,060,885
Receivable for The Trusts shares sold ............            --              --               --
Receivable for policy-related transactions .......       462,864         233,835          172,535
                                                    ------------    ------------       ----------
  Total assets ...................................   240,717,766     121,082,629        2,233,420
                                                    ------------    ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ..........       462,864         233,835          172,535
Payable for policy-related transactions ..........            --              --               --
                                                    ------------    ------------       ----------
  Total liabilities ..............................       462,864         233,835          172,535
                                                    ------------    ------------       ----------
Net Assets .......................................  $240,254,902    $120,848,794       $2,060,885
                                                    ============    ============       ==========
Accumulation Units ...............................  $239,728,244    $120,700,351       $2,058,301
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       526,658         148,443            2,584
                                                    ------------    ------------       ----------
Total net assets .................................  $240,254,902    $120,848,794       $2,060,885
                                                    ============    ============       ==========
Investments in shares of The Trusts, at cost .....  $199,420,576    $113,561,100       $2,010,330
The Trusts shares held
 Class A .........................................            --             461          132,618
 Class B .........................................    22,956,093      28,197,887               --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class B 1.25%           $ 10.68                     186
AXA Aggressive Allocation ..................     Class B 1.50%           $ 10.67                     212
AXA Aggressive Allocation ..................     Class B 1.65%           $ 10.66                     195
AXA Aggressive Allocation ..................     Class B 1.70%           $ 10.66                      32

AXA Conservative Allocation ................     Class B 1.25%           $ 10.32                     153
AXA Conservative Allocation ................     Class B 1.50%           $ 10.31                     213
AXA Conservative Allocation ................     Class B 1.65%           $ 10.31                     116
AXA Conservative Allocation ................     Class B 1.70%           $ 10.30                       1

AXA Conservative-Plus Allocation ...........     Class B 1.25%           $ 10.42                      78
AXA Conservative-Plus Allocation ...........     Class B 1.50%           $ 10.41                     444
AXA Conservative-Plus Allocation ...........     Class B 1.65%           $ 10.41                     215
AXA Conservative-Plus Allocation ...........     Class B 1.70%           $ 10.41                      84

AXA Moderate Allocation ....................     Class B 0.50%           $ 48.11                      --
AXA Moderate Allocation ....................     Class B 0.95%           $ 44.36                       3
AXA Moderate Allocation ....................     Class B 1.20%           $ 42.39                   4,208
AXA Moderate Allocation ....................     Class B 1.25%           $ 10.52                   1,082
AXA Moderate Allocation ....................     Class B 1.35%           $ 41.25                     732
AXA Moderate Allocation ....................     Class B 1.40%           $ 40.88                   6,360
AXA Moderate Allocation ....................     Class B 1.50%           $ 10.51                   2,029
AXA Moderate Allocation ....................     Class B 1.55%           $ 39.77                     461
AXA Moderate Allocation ....................     Class B 1.60%           $ 39.41                   2,733
AXA Moderate Allocation ....................     Class B 1.65%           $ 10.51                     970
AXA Moderate Allocation ....................     Class B 1.70%           $ 38.70                     383
AXA Moderate Allocation ....................     Class B 1.80%           $ 38.00                      25
AXA Moderate Allocation ....................     Class B 1.90%           $ 37.31                      11

AXA Moderate-Plus Allocation ...............     Class B 1.25%           $ 10.68                     815
AXA Moderate-Plus Allocation ...............     Class B 1.50%           $ 10.67                     994
AXA Moderate-Plus Allocation ...............     Class B 1.65%           $ 10.67                     560
AXA Moderate-Plus Allocation ...............     Class B 1.70%           $ 10.66                      46

AXA Premier VIP Aggressive Equity ..........     Class B 0.50%           $ 56.83                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.95%           $ 52.40                       1
AXA Premier VIP Aggressive Equity ..........     Class B 1.20%           $ 50.07                     265
AXA Premier VIP Aggressive Equity ..........     Class B 1.25%           $ 10.68                      14
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%           $ 48.73                     812
AXA Premier VIP Aggressive Equity ..........     Class B 1.40%           $ 48.29                     352
AXA Premier VIP Aggressive Equity ..........     Class B 1.50%           $ 10.67                      70
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%           $ 46.99                     211
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%           $ 46.56                     429
AXA Premier VIP Aggressive Equity ..........     Class B 1.65%           $ 10.66                      15
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%           $ 45.72                      10
AXA Premier VIP Aggressive Equity ..........     Class B 1.80%           $ 44.89                       1
AXA Premier VIP Aggressive Equity ..........     Class B 1.90%           $ 44.08                      --

AXA Premier VIP Core Bond ..................     Class B 0.50%           $ 11.11                      --
AXA Premier VIP Core Bond ..................     Class B 0.95%           $ 11.01                      --
AXA Premier VIP Core Bond ..................     Class B 1.20%           $ 10.96                  12,153
AXA Premier VIP Core Bond ..................     Class B 1.25%           $ 10.18                     202
AXA Premier VIP Core Bond ..................     Class B 1.35%           $ 10.92                   1,187
AXA Premier VIP Core Bond ..................     Class B 1.40%           $ 10.91                  21,868
AXA Premier VIP Core Bond ..................     Class B 1.50%           $ 10.17                     446
AXA Premier VIP Core Bond ..................     Class B 1.55%           $ 10.88                   1,625
AXA Premier VIP Core Bond ..................     Class B 1.60%           $ 10.87                   8,217

   The accompanying notes are an integral part of these financial statements.
                                      A-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Core Bond .....................     Class B 1.65%           $ 10.16                     301
AXA Premier VIP Core Bond .....................     Class B 1.70%           $ 10.84                   1,202
AXA Premier VIP Core Bond .....................     Class B 1.80%           $ 10.82                     146
AXA Premier VIP Core Bond .....................     Class B 1.90%           $ 10.80                      18

AXA Premier VIP Health Care ...................     Class B 0.50%           $ 10.16                      --
AXA Premier VIP Health Care ...................     Class B 0.95%           $ 10.06                      --
AXA Premier VIP Health Care ...................     Class B 1.20%           $ 10.01                   3,394
AXA Premier VIP Health Care ...................     Class B 1.25%           $ 10.60                      79
AXA Premier VIP Health Care ...................     Class B 1.35%           $  9.98                     383
AXA Premier VIP Health Care ...................     Class B 1.40%           $  9.97                   5,004
AXA Premier VIP Health Care ...................     Class B 1.50%           $ 10.59                     124
AXA Premier VIP Health Care ...................     Class B 1.55%           $  9.94                     375
AXA Premier VIP Health Care ...................     Class B 1.60%           $  9.93                   1,758
AXA Premier VIP Health Care ...................     Class B 1.65%           $ 10.59                      86
AXA Premier VIP Health Care ...................     Class B 1.70%           $  9.91                     143
AXA Premier VIP Health Care ...................     Class B 1.80%           $  9.89                      32
AXA Premier VIP Health Care ...................     Class B 1.90%           $  9.87                       3

AXA Premier VIP High Yield ....................     Class B 0.50%           $ 31.80                      --
AXA Premier VIP High Yield ....................     Class B 0.95%           $ 29.44                      11
AXA Premier VIP High Yield ....................     Class B 1.20%           $ 28.20                   4,511
AXA Premier VIP High Yield ....................     Class B 1.25%           $ 10.60                     371
AXA Premier VIP High Yield ....................     Class B 1.35%           $ 27.48                   3,959
AXA Premier VIP High Yield ....................     Class B 1.40%           $ 27.25                   7,467
AXA Premier VIP High Yield ....................     Class B 1.50%           $ 10.59                     712
AXA Premier VIP High Yield ....................     Class B 1.55%           $ 26.55                   2,218
AXA Premier VIP High Yield ....................     Class B 1.60%           $ 26.32                   5,467
AXA Premier VIP High Yield ....................     Class B 1.65%           $ 10.59                     281
AXA Premier VIP High Yield ....................     Class B 1.70%           $ 25.87                     557
AXA Premier VIP High Yield ....................     Class B 1.80%           $ 25.43                      57
AXA Premier VIP High Yield ....................     Class B 1.90%           $ 24.99                      11

AXA Premier VIP International Equity ..........     Class B 0.50%           $ 10.52                      --
AXA Premier VIP International Equity ..........     Class B 0.95%           $ 10.43                       3
AXA Premier VIP International Equity ..........     Class B 1.20%           $ 10.38                   3,008
AXA Premier VIP International Equity ..........     Class B 1.25%           $ 11.25                      68
AXA Premier VIP International Equity ..........     Class B 1.35%           $ 10.34                     494
AXA Premier VIP International Equity ..........     Class B 1.40%           $ 10.33                   5,137
AXA Premier VIP International Equity ..........     Class B 1.50%           $ 11.24                     191
AXA Premier VIP International Equity ..........     Class B 1.55%           $ 10.30                     323
AXA Premier VIP International Equity ..........     Class B 1.60%           $ 10.29                   1,684
AXA Premier VIP International Equity ..........     Class B 1.65%           $ 11.23                      65
AXA Premier VIP International Equity ..........     Class B 1.70%           $ 10.27                     360
AXA Premier VIP International Equity ..........     Class B 1.80%           $ 10.25                       7
AXA Premier VIP International Equity ..........     Class B 1.90%           $ 10.23                       6

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%           $  9.83                      --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%           $  9.74                       9
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%           $  9.69                   2,952
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%           $ 10.59                      26
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%           $  9.66                     248
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%           $  9.65                   4,778
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%           $ 10.58                     108
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%           $  9.62                     296
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%           $  9.61                   1,850

   The accompanying notes are an integral part of these financial statements.
                                      A-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%           $ 10.58                      19
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%           $  9.59                     238
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%           $  9.57                      28
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%           $  9.55                      15

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%           $  8.90                      --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%           $  8.82                      --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%           $  8.77                   5,953
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%           $ 10.47                     113
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%           $  8.74                     802
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%           $  8.74                   9,505
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%           $ 10.46                     136
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%           $  8.71                     759
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%           $  8.70                   4,258
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%           $ 10.45                      59
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%           $  8.68                     792
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%           $  8.67                      83
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%           $  8.65                      36

AXA Premier VIP Large Cap Value ...............     Class B 0.50%           $ 10.40                      --
AXA Premier VIP Large Cap Value ...............     Class B 0.95%           $ 10.31                       1
AXA Premier VIP Large Cap Value ...............     Class B 1.20%           $ 10.26                   5,210
AXA Premier VIP Large Cap Value ...............     Class B 1.25%           $ 11.08                     106
AXA Premier VIP Large Cap Value ...............     Class B 1.35%           $ 10.23                     698
AXA Premier VIP Large Cap Value ...............     Class B 1.40%           $ 10.22                   8,731
AXA Premier VIP Large Cap Value ...............     Class B 1.50%           $ 11.07                     116
AXA Premier VIP Large Cap Value ...............     Class B 1.55%           $ 10.18                     635
AXA Premier VIP Large Cap Value ...............     Class B 1.60%           $ 10.17                   3,848
AXA Premier VIP Large Cap Value ...............     Class B 1.65%           $ 11.07                      59
AXA Premier VIP Large Cap Value ...............     Class B 1.70%           $ 10.15                     726
AXA Premier VIP Large Cap Value ...............     Class B 1.80%           $ 10.13                      81
AXA Premier VIP Large Cap Value ...............     Class B 1.90%           $ 10.11                      28

AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.50%           $  8.72                      --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.95%           $  8.65                       3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.20%           $  8.60                   7,657
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.25%           $ 10.54                     142
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.35%           $  8.58                   1,104
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.40%           $  8.57                  12,264
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.50%           $ 10.53                     274
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.55%           $  8.54                     720
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.60%           $  8.53                   5,628
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.65%           $ 10.53                      97
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.70%           $  8.52                     731
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.80%           $  8.50                      28
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.90%           $  8.48                      30

AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.50%           $ 10.40                      --
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.95%           $ 10.30                       5
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.20%           $ 10.25                   5,443
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.25%           $ 11.01                     126
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.35%           $ 10.22                     820
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.40%           $ 10.21                   9,465
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.50%           $ 11.00                     288
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.55%           $ 10.18                     545
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.60%           $ 10.17                   3,927

   The accompanying notes are an integral part of these financial statements.
                                      A-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.65%          $  10.99                     103
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.70%          $  10.15                     560
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.80%          $  10.13                      42
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.90%          $  10.11                      23

AXA Premier VIP Technology .............................     Class B 0.50%          $   8.96                      --
AXA Premier VIP Technology .............................     Class B 0.95%          $   8.88                      --
AXA Premier VIP Technology .............................     Class B 1.20%          $   8.83                   1,530
AXA Premier VIP Technology .............................     Class B 1.25%          $  10.32                      57
AXA Premier VIP Technology .............................     Class B 1.35%          $   8.81                     571
AXA Premier VIP Technology .............................     Class B 1.40%          $   8.80                   3,799
AXA Premier VIP Technology .............................     Class B 1.50%          $  10.31                     103
AXA Premier VIP Technology .............................     Class B 1.55%          $   8.77                     278
AXA Premier VIP Technology .............................     Class B 1.60%          $   8.76                   1,117
AXA Premier VIP Technology .............................     Class B 1.65%          $  10.31                      35
AXA Premier VIP Technology .............................     Class B 1.70%          $   8.74                      98
AXA Premier VIP Technology .............................     Class B 1.80%          $   8.73                       5
AXA Premier VIP Technology .............................     Class B 1.90%          $   8.71                       4

AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.25%          $  10.17                      19
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.50%          $  10.16                      32
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.65%          $  10.16                      43
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.70%          $  10.16                       1

EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 268.33                      --
EQ/Alliance Common Stock ...............................     Class B 0.95%          $ 236.45                       2
EQ/Alliance Common Stock ...............................     Class B 1.20%          $ 220.33                     548
EQ/Alliance Common Stock ...............................     Class B 1.25%          $  10.94                     307
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 211.19                   1,588
EQ/Alliance Common Stock ...............................     Class B 1.40%          $ 208.22                     814
EQ/Alliance Common Stock ...............................     Class B 1.50%          $  10.93                     698
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 199.56                     484
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 196.75                     689
EQ/Alliance Common Stock ...............................     Class B 1.65%          $  10.92                     158
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 191.26                      29
EQ/Alliance Common Stock ...............................     Class B 1.80%          $ 185.90                       5
EQ/Alliance Common Stock ...............................     Class B 1.90%          $ 180.69                       3

EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  27.85                      --
EQ/Alliance Growth and Income ..........................     Class B 0.95%          $  26.59                       2
EQ/Alliance Growth and Income ..........................     Class B 1.20%          $  25.91                   5,046
EQ/Alliance Growth and Income ..........................     Class B 1.25%          $  10.93                     209
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  25.51                     776
EQ/Alliance Growth and Income ..........................     Class B 1.40%          $  25.38                   6,681
EQ/Alliance Growth and Income ..........................     Class B 1.50%          $  10.93                     451
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  24.98                     535
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  24.85                   3,014
EQ/Alliance Growth and Income ..........................     Class B 1.65%          $  10.92                     127
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  24.60                     371
EQ/Alliance Growth and Income ..........................     Class B 1.80%          $  24.34                      57
EQ/Alliance Growth and Income ..........................     Class B 1.90%          $  24.09                      11

EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.69                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%          $  19.53                       7
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%          $  18.91                   4,619
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%          $  10.10                     119
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.54                   1,651

   The accompanying notes are an integral part of these financial statements.
                                      A-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%           $ 18.42                   6,022
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%           $ 10.10                     216
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%           $ 18.07                   1,357
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%           $ 17.95                   3,448
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%           $ 10.09                      69
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%           $ 17.72                     458
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%           $ 17.49                      18
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%           $ 17.27                       3

EQ/Alliance International ..............................     Class B 0.50%           $ 12.29                      --
EQ/Alliance International ..............................     Class B 0.95%           $ 11.81                       8
EQ/Alliance International ..............................     Class B 1.20%           $ 11.55                   5,125
EQ/Alliance International ..............................     Class B 1.25%           $ 11.20                      93
EQ/Alliance International ..............................     Class B 1.35%           $ 11.40                   2,639
EQ/Alliance International ..............................     Class B 1.40%           $ 11.35                   6,792
EQ/Alliance International ..............................     Class B 1.50%           $ 11.19                     147
EQ/Alliance International ..............................     Class B 1.55%           $ 11.20                   1,052
EQ/Alliance International ..............................     Class B 1.60%           $ 11.15                   4,026
EQ/Alliance International ..............................     Class B 1.65%           $ 11.19                      66
EQ/Alliance International ..............................     Class B 1.70%           $ 11.05                     530
EQ/Alliance International ..............................     Class B 1.80%           $ 10.95                      30
EQ/Alliance International ..............................     Class B 1.90%           $ 10.86                      14

EQ/Alliance Premier Growth .............................     Class B 0.50%           $  6.12                      --
EQ/Alliance Premier Growth .............................     Class B 0.95%           $  5.99                      93
EQ/Alliance Premier Growth .............................     Class B 1.20%           $  5.92                   5,986
EQ/Alliance Premier Growth .............................     Class B 1.25%           $ 10.36                      60
EQ/Alliance Premier Growth .............................     Class B 1.35%           $  5.88                  10,777
EQ/Alliance Premier Growth .............................     Class B 1.40%           $  5.86                   8,430
EQ/Alliance Premier Growth .............................     Class B 1.50%           $ 10.35                      80
EQ/Alliance Premier Growth .............................     Class B 1.55%           $  5.82                  11,828
EQ/Alliance Premier Growth .............................     Class B 1.60%           $  5.81                  17,115
EQ/Alliance Premier Growth .............................     Class B 1.65%           $ 10.34                      44
EQ/Alliance Premier Growth .............................     Class B 1.70%           $  5.78                     856
EQ/Alliance Premier Growth .............................     Class B 1.80%           $  5.75                     370
EQ/Alliance Premier Growth .............................     Class B 1.90%           $  5.73                     111

EQ/Alliance Quality Bond ...............................     Class B 0.50%           $ 16.96                      --
EQ/Alliance Quality Bond ...............................     Class B 0.95%           $ 16.19                       3
EQ/Alliance Quality Bond ...............................     Class B 1.20%           $ 15.77                   4,326
EQ/Alliance Quality Bond ...............................     Class B 1.25%           $ 10.21                      84
EQ/Alliance Quality Bond ...............................     Class B 1.35%           $ 15.53                     631
EQ/Alliance Quality Bond ...............................     Class B 1.40%           $ 15.45                   7,296
EQ/Alliance Quality Bond ...............................     Class B 1.50%           $ 10.20                     207
EQ/Alliance Quality Bond ...............................     Class B 1.55%           $ 15.21                     519
EQ/Alliance Quality Bond ...............................     Class B 1.60%           $ 15.13                   3,122
EQ/Alliance Quality Bond ...............................     Class B 1.65%           $ 10.20                      95
EQ/Alliance Quality Bond ...............................     Class B 1.70%           $ 14.97                     512
EQ/Alliance Quality Bond ...............................     Class B 1.80%           $ 14.82                      12
EQ/Alliance Quality Bond ...............................     Class B 1.90%           $ 14.67                      25

EQ/Alliance Small Cap Growth ...........................     Class B 0.50%           $ 14.47                      --
EQ/Alliance Small Cap Growth ...........................     Class B 0.95%           $ 14.04                      30
EQ/Alliance Small Cap Growth ...........................     Class B 1.20%           $ 13.80                   4,091
EQ/Alliance Small Cap Growth ...........................     Class B 1.25%           $ 10.77                     109
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%           $ 13.66                   6,324

   The accompanying notes are an integral part of these financial statements.
                                      A-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance Small Cap Growth ..............     Class B 1.40%           $ 13.61                   5,936
EQ/Alliance Small Cap Growth ..............     Class B 1.50%           $ 10.76                     157
EQ/Alliance Small Cap Growth ..............     Class B 1.55%           $ 13.48                   2,809
EQ/Alliance Small Cap Growth ..............     Class B 1.60%           $ 13.43                   4,534
EQ/Alliance Small Cap Growth ..............     Class B 1.65%           $ 10.75                      81
EQ/Alliance Small Cap Growth ..............     Class B 1.70%           $ 13.34                     478
EQ/Alliance Small Cap Growth ..............     Class B 1.80%           $ 13.25                      48
EQ/Alliance Small Cap Growth ..............     Class B 1.90%           $ 13.16                      25

EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 13.56                      --
EQ/Bernstein Diversified Value ............     Class B 0.95%           $ 13.19                      38
EQ/Bernstein Diversified Value ............     Class B 1.20%           $ 12.99                  14,531
EQ/Bernstein Diversified Value ............     Class B 1.25%           $ 10.95                     329
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 12.88                  10,036
EQ/Bernstein Diversified Value ............     Class B 1.40%           $ 12.84                  21,328
EQ/Bernstein Diversified Value ............     Class B 1.50%           $ 10.94                     544
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 12.72                   6,106
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 12.68                  15,959
EQ/Bernstein Diversified Value ............     Class B 1.65%           $ 10.93                     310
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 12.60                   1,481
EQ/Bernstein Diversified Value ............     Class B 1.80%           $ 12.53                     245
EQ/Bernstein Diversified Value ............     Class B 1.90%           $ 12.45                      66

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.25                      --
EQ/Calvert Socially Responsible ...........     Class B 0.95%           $  8.09                      --
EQ/Calvert Socially Responsible ...........     Class B 1.20%           $  8.00                     744
EQ/Calvert Socially Responsible ...........     Class B 1.25%           $ 10.50                      17
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  7.94                     189
EQ/Calvert Socially Responsible ...........     Class B 1.40%           $  7.93                     964
EQ/Calvert Socially Responsible ...........     Class B 1.50%           $ 10.49                       6
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  7.87                     101
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  7.86                     478
EQ/Calvert Socially Responsible ...........     Class B 1.65%           $ 10.49                       5
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.82                     249
EQ/Calvert Socially Responsible ...........     Class B 1.80%           $  7.79                       3
EQ/Calvert Socially Responsible ...........     Class B 1.90%           $  7.75                      --

EQ/Capital Guardian International .........     Class B 0.50%           $  9.92                      --
EQ/Capital Guardian International .........     Class B 0.95%           $  9.71                      39
EQ/Capital Guardian International .........     Class B 1.20%           $  9.60                   6,516
EQ/Capital Guardian International .........     Class B 1.25%           $ 11.19                     150
EQ/Capital Guardian International .........     Class B 1.35%           $  9.53                   3,761
EQ/Capital Guardian International .........     Class B 1.40%           $  9.51                   8,648
EQ/Capital Guardian International .........     Class B 1.50%           $ 11.18                     181
EQ/Capital Guardian International .........     Class B 1.55%           $  9.44                   2,832
EQ/Capital Guardian International .........     Class B 1.60%           $  9.42                  10,611
EQ/Capital Guardian International .........     Class B 1.65%           $ 11.17                     178
EQ/Capital Guardian International .........     Class B 1.70%           $  9.38                   1,026
EQ/Capital Guardian International .........     Class B 1.80%           $  9.33                      47
EQ/Capital Guardian International .........     Class B 1.90%           $  9.29                      36

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 10.76                      --
EQ/Capital Guardian Research ..............     Class B 0.95%           $ 10.53                      66
EQ/Capital Guardian Research ..............     Class B 1.20%           $ 10.41                   7,741
EQ/Capital Guardian Research ..............     Class B 1.25%           $ 10.73                     154
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 10.33                  17,536

   The accompanying notes are an integral part of these financial statements.
                                      A-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian Research ............     Class B 1.40%           $ 10.30                   8,367
EQ/Capital Guardian Research ............     Class B 1.50%           $ 10.72                     143
EQ/Capital Guardian Research ............     Class B 1.55%           $ 10.23                   6,957
EQ/Capital Guardian Research ............     Class B 1.60%           $ 10.21                  12,682
EQ/Capital Guardian Research ............     Class B 1.65%           $ 10.72                      86
EQ/Capital Guardian Research ............     Class B 1.70%           $ 10.16                     776
EQ/Capital Guardian Research ............     Class B 1.80%           $ 10.11                      79
EQ/Capital Guardian Research ............     Class B 1.90%           $ 10.07                      35

EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 10.71                      --
EQ/Capital Guardian U.S. Equity .........     Class B 0.95%           $ 10.48                      34
EQ/Capital Guardian U.S. Equity .........     Class B 1.20%           $ 10.36                  13,433
EQ/Capital Guardian U.S. Equity .........     Class B 1.25%           $ 10.80                     338
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 10.29                   6,120
EQ/Capital Guardian U.S. Equity .........     Class B 1.40%           $ 10.26                  15,286
EQ/Capital Guardian U.S. Equity .........     Class B 1.50%           $ 10.79                     368
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.19                   4,616
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.17                  14,963
EQ/Capital Guardian U.S. Equity .........     Class B 1.65%           $ 10.79                     275
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.12                   1,222
EQ/Capital Guardian U.S. Equity .........     Class B 1.80%           $ 10.07                     120
EQ/Capital Guardian U.S. Equity .........     Class B 1.90%           $ 10.02                      38

EQ/Emerging Markets Equity ..............     Class B 0.50%           $  9.21                      --
EQ/Emerging Markets Equity ..............     Class B 0.95%           $  8.95                      12
EQ/Emerging Markets Equity ..............     Class B 1.20%           $  8.81                   2,700
EQ/Emerging Markets Equity ..............     Class B 1.25%           $ 11.50                      64
EQ/Emerging Markets Equity ..............     Class B 1.35%           $  8.72                   4,287
EQ/Emerging Markets Equity ..............     Class B 1.40%           $  8.69                   5,307
EQ/Emerging Markets Equity ..............     Class B 1.50%           $ 11.49                     209
EQ/Emerging Markets Equity ..............     Class B 1.55%           $  8.61                   1,462
EQ/Emerging Markets Equity ..............     Class B 1.60%           $  8.58                   4,232
EQ/Emerging Markets Equity ..............     Class B 1.65%           $ 11.48                      46
EQ/Emerging Markets Equity ..............     Class B 1.70%           $  8.53                     457
EQ/Emerging Markets Equity ..............     Class B 1.80%           $  8.47                      20
EQ/Emerging Markets Equity ..............     Class B 1.90%           $  8.42                      --

EQ/Equity 500 Index .....................     Class B 0.50%           $ 25.65                      --
EQ/Equity 500 Index .....................     Class B 0.95%           $ 24.53                      10
EQ/Equity 500 Index .....................     Class B 1.20%           $ 23.92                   8,439
EQ/Equity 500 Index .....................     Class B 1.25%           $ 10.77                     374
EQ/Equity 500 Index .....................     Class B 1.35%           $ 23.57                  10,779
EQ/Equity 500 Index .....................     Class B 1.40%           $ 23.45                  12,430
EQ/Equity 500 Index .....................     Class B 1.50%           $ 10.77                     620
EQ/Equity 500 Index .....................     Class B 1.55%           $ 23.10                   4,750
EQ/Equity 500 Index .....................     Class B 1.60%           $ 22.99                  11,512
EQ/Equity 500 Index .....................     Class B 1.65%           $ 10.76                     204
EQ/Equity 500 Index .....................     Class B 1.70%           $ 22.76                   1,074
EQ/Equity 500 Index .....................     Class B 1.80%           $ 22.53                     285
EQ/Equity 500 Index .....................     Class B 1.90%           $ 22.31                      28

EQ/Evergreen Omega ......................     Class B 0.50%           $  8.23                      --
EQ/Evergreen Omega ......................     Class B 0.95%           $  8.05                      --
EQ/Evergreen Omega ......................     Class B 1.20%           $  7.95                   2,600
EQ/Evergreen Omega ......................     Class B 1.25%           $ 10.70                      85
EQ/Evergreen Omega ......................     Class B 1.35%           $  7.89                     552

   The accompanying notes are an integral part of these financial statements.
                                      A-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
EQ/Evergreen Omega ................     Class B 1.40%          $  7.87                    3,589
EQ/Evergreen Omega ................     Class B 1.50%          $ 10.69                      120
EQ/Evergreen Omega ................     Class B 1.55%          $  7.81                      500
EQ/Evergreen Omega ................     Class B 1.60%          $  7.79                    2,016
EQ/Evergreen Omega ................     Class B 1.65%          $ 10.69                      126
EQ/Evergreen Omega ................     Class B 1.70%          $  7.75                      218
EQ/Evergreen Omega ................     Class B 1.80%          $  7.71                        9
EQ/Evergreen Omega ................     Class B 1.90%          $  7.67                        7

EQ/FI Mid Cap .....................     Class B 0.50%          $ 10.01                       --
EQ/FI Mid Cap .....................     Class B 0.95%          $  9.86                       34
EQ/FI Mid Cap .....................     Class B 1.20%          $  9.78                   12,491
EQ/FI Mid Cap .....................     Class B 1.25%          $ 11.35                      306
EQ/FI Mid Cap .....................     Class B 1.35%          $  9.73                    2,874
EQ/FI Mid Cap .....................     Class B 1.40%          $  9.71                   16,253
EQ/FI Mid Cap .....................     Class B 1.50%          $ 11.34                      415
EQ/FI Mid Cap .....................     Class B 1.55%          $  9.67                    5,343
EQ/FI Mid Cap .....................     Class B 1.60%          $  9.65                   10,509
EQ/FI Mid Cap .....................     Class B 1.65%          $ 11.33                      291
EQ/FI Mid Cap .....................     Class B 1.70%          $  9.62                      883
EQ/FI Mid Cap .....................     Class B 1.80%          $  9.58                      146
EQ/FI Mid Cap .....................     Class B 1.90%          $  9.55                       22

EQ/FI Small/Mid Cap Value .........     Class B 0.50%          $ 13.12                       --
EQ/FI Small/Mid Cap Value .........     Class B 0.95%          $ 12.73                       20
EQ/FI Small/Mid Cap Value .........     Class B 1.20%          $ 12.52                    8,508
EQ/FI Small/Mid Cap Value .........     Class B 1.25%          $ 11.06                      148
EQ/FI Small/Mid Cap Value .........     Class B 1.35%          $ 12.39                    2,639
EQ/FI Small/Mid Cap Value .........     Class B 1.40%          $ 12.35                   12,257
EQ/FI Small/Mid Cap Value .........     Class B 1.50%          $ 11.05                      314
EQ/FI Small/Mid Cap Value .........     Class B 1.55%          $ 12.22                    3,783
EQ/FI Small/Mid Cap Value .........     Class B 1.60%          $ 12.18                    7,229
EQ/FI Small/Mid Cap Value .........     Class B 1.65%          $ 11.04                      148
EQ/FI Small/Mid Cap Value .........     Class B 1.70%          $ 12.10                      636
EQ/FI Small/Mid Cap Value .........     Class B 1.80%          $ 12.02                      120
EQ/FI Small/Mid Cap Value .........     Class B 1.90%          $ 11.94                       39

EQ/J.P. Morgan Core Bond ..........     Class B 0.50%          $ 14.19                       --
EQ/J.P. Morgan Core Bond ..........     Class B 0.95%          $ 13.81                       36
EQ/J.P. Morgan Core Bond ..........     Class B 1.20%          $ 13.60                   11,974
EQ/J.P. Morgan Core Bond ..........     Class B 1.25%          $ 10.21                      252
EQ/J.P. Morgan Core Bond ..........     Class B 1.35%          $ 13.48                   12,484
EQ/J.P. Morgan Core Bond ..........     Class B 1.40%          $ 13.44                   18,211
EQ/J.P. Morgan Core Bond ..........     Class B 1.50%          $ 10.20                      460
EQ/J.P. Morgan Core Bond ..........     Class B 1.55%          $ 13.32                   10,672
EQ/J.P. Morgan Core Bond ..........     Class B 1.60%          $ 13.28                   16,175
EQ/J.P. Morgan Core Bond ..........     Class B 1.65%          $ 10.20                      284
EQ/J.P. Morgan Core Bond ..........     Class B 1.70%          $ 13.20                    1,175
EQ/J.P. Morgan Core Bond ..........     Class B 1.80%          $ 13.12                      276
EQ/J.P. Morgan Core Bond ..........     Class B 1.90%          $ 13.04                       60

EQ/Janus Large Cap Growth .........     Class B 0.50%          $  5.60                       --
EQ/Janus Large Cap Growth .........     Class B 0.95%          $  5.52                       28
EQ/Janus Large Cap Growth .........     Class B 1.20%          $  5.47                    5,658
EQ/Janus Large Cap Growth .........     Class B 1.25%          $ 10.48                       55
EQ/Janus Large Cap Growth .........     Class B 1.35%          $  5.44                    1,266

   The accompanying notes are an integral part of these financial statements.
                                      A-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                           ------------------   -----------------   --------------------------
EQ/Janus Large Cap Growth ..............     Class B 1.40%          $  5.44                    7,279
EQ/Janus Large Cap Growth ..............     Class B 1.50%          $ 10.47                       54
EQ/Janus Large Cap Growth ..............     Class B 1.55%          $  5.41                    6,804
EQ/Janus Large Cap Growth ..............     Class B 1.60%          $  5.40                    6,805
EQ/Janus Large Cap Growth ..............     Class B 1.65%          $ 10.46                       46
EQ/Janus Large Cap Growth ..............     Class B 1.70%          $  5.38                      561
EQ/Janus Large Cap Growth ..............     Class B 1.80%          $  5.36                       75
EQ/Janus Large Cap Growth ..............     Class B 1.90%          $  5.34                       38

EQ/Lazard Small Cap Value ..............     Class B 0.50%          $ 15.15                       --
EQ/Lazard Small Cap Value ..............     Class B 0.95%          $ 14.75                       17
EQ/Lazard Small Cap Value ..............     Class B 1.20%          $ 14.52                    8,124
EQ/Lazard Small Cap Value ..............     Class B 1.25%          $ 10.94                      232
EQ/Lazard Small Cap Value ..............     Class B 1.35%          $ 14.39                    7,289
EQ/Lazard Small Cap Value ..............     Class B 1.40%          $ 14.35                   10,965
EQ/Lazard Small Cap Value ..............     Class B 1.50%          $ 10.94                      337
EQ/Lazard Small Cap Value ..............     Class B 1.55%          $ 14.22                    3,182
EQ/Lazard Small Cap Value ..............     Class B 1.60%          $ 14.17                    7,354
EQ/Lazard Small Cap Value ..............     Class B 1.65%          $ 10.93                      191
EQ/Lazard Small Cap Value ..............     Class B 1.70%          $ 14.09                      641
EQ/Lazard Small Cap Value ..............     Class B 1.80%          $ 14.00                      144
EQ/Lazard Small Cap Value ..............     Class B 1.90%          $ 13.92                       44

EQ/Marsico Focus .......................     Class B 0.50%          $ 13.06                       --
EQ/Marsico Focus .......................     Class B 0.95%          $ 12.92                        3
EQ/Marsico Focus .......................     Class B 1.20%          $ 12.84                   13,403
EQ/Marsico Focus .......................     Class B 1.25%          $ 10.59                      348
EQ/Marsico Focus .......................     Class B 1.35%          $ 12.80                    2,058
EQ/Marsico Focus .......................     Class B 1.40%          $ 12.78                   20,675
EQ/Marsico Focus .......................     Class B 1.50%          $ 10.58                      642
EQ/Marsico Focus .......................     Class B 1.55%          $ 12.74                    1,338
EQ/Marsico Focus .......................     Class B 1.60%          $ 12.72                   10,296
EQ/Marsico Focus .......................     Class B 1.65%          $ 10.57                      435
EQ/Marsico Focus .......................     Class B 1.70%          $ 12.69                    1,510
EQ/Marsico Focus .......................     Class B 1.80%          $ 12.66                       55
EQ/Marsico Focus .......................     Class B 1.90%          $ 12.63                       14

EQ/Mercury Basic Value Equity ..........     Class B 0.50%          $ 19.38                       --
EQ/Mercury Basic Value Equity ..........     Class B 0.95%          $ 18.80                        1
EQ/Mercury Basic Value Equity ..........     Class B 1.20%          $ 18.49                    5,670
EQ/Mercury Basic Value Equity ..........     Class B 1.25%          $ 10.93                      189
EQ/Mercury Basic Value Equity ..........     Class B 1.35%          $ 18.30                    4,955
EQ/Mercury Basic Value Equity ..........     Class B 1.40%          $ 18.24                    8,213
EQ/Mercury Basic Value Equity ..........     Class B 1.50%          $ 10.92                      371
EQ/Mercury Basic Value Equity ..........     Class B 1.55%          $ 18.05                    1,339
EQ/Mercury Basic Value Equity ..........     Class B 1.60%          $ 17.99                    4,335
EQ/Mercury Basic Value Equity ..........     Class B 1.65%          $ 10.92                      210
EQ/Mercury Basic Value Equity ..........     Class B 1.70%          $ 17.87                      502
EQ/Mercury Basic Value Equity ..........     Class B 1.80%          $ 17.75                       66
EQ/Mercury Basic Value Equity ..........     Class B 1.90%          $ 17.63                       39

EQ/Mercury International Value .........     Class B 0.50%          $ 14.90                       --
EQ/Mercury International Value .........     Class B 0.95%          $ 14.46                       51
EQ/Mercury International Value .........     Class B 1.20%          $ 14.22                    4,396
EQ/Mercury International Value .........     Class B 1.25%          $ 11.11                       73
EQ/Mercury International Value .........     Class B 1.35%          $ 14.08                   10,329

   The accompanying notes are an integral part of these financial statements.
                                      A-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Mercury International Value ...........     Class B 1.40%           $ 14.03                   5,257
EQ/Mercury International Value ...........     Class B 1.50%           $ 11.10                      55
EQ/Mercury International Value ...........     Class B 1.55%           $ 13.89                   3,673
EQ/Mercury International Value ...........     Class B 1.60%           $ 13.84                   5,316
EQ/Mercury International Value ...........     Class B 1.65%           $ 11.09                      30
EQ/Mercury International Value ...........     Class B 1.70%           $ 13.75                     441
EQ/Mercury International Value ...........     Class B 1.80%           $ 13.65                      63
EQ/Mercury International Value ...........     Class B 1.90%           $ 13.56                      21

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 12.58                      --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%           $ 12.20                      42
EQ/MFS Emerging Growth Companies .........     Class B 1.20%           $ 12.00                   1,506
EQ/MFS Emerging Growth Companies .........     Class B 1.25%           $ 10.25                      22
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 11.88                   9,491
EQ/MFS Emerging Growth Companies .........     Class B 1.40%           $ 11.84                   2,043
EQ/MFS Emerging Growth Companies .........     Class B 1.50%           $ 10.24                      48
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 11.72                   3,344
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 11.68                   4,710
EQ/MFS Emerging Growth Companies .........     Class B 1.65%           $ 10.24                      29
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 11.60                      93
EQ/MFS Emerging Growth Companies .........     Class B 1.80%           $ 11.52                      20
EQ/MFS Emerging Growth Companies .........     Class B 1.90%           $ 11.44                       3

EQ/MFS Investors Trust ...................     Class B 0.50%           $  8.53                      --
EQ/MFS Investors Trust ...................     Class B 0.95%           $  8.34                       6
EQ/MFS Investors Trust ...................     Class B 1.20%           $  8.23                   4,026
EQ/MFS Investors Trust ...................     Class B 1.25%           $ 10.58                      51
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.17                   6,684
EQ/MFS Investors Trust ...................     Class B 1.40%           $  8.15                   4,865
EQ/MFS Investors Trust ...................     Class B 1.50%           $ 10.57                      69
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.09                   6,613
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.07                   9,707
EQ/MFS Investors Trust ...................     Class B 1.65%           $ 10.57                      69
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.03                     598
EQ/MFS Investors Trust ...................     Class B 1.80%           $  7.99                     111
EQ/MFS Investors Trust ...................     Class B 1.90%           $  7.94                      12

EQ/Money Market ..........................     Class B 0.00%           $ 38.46                     149
EQ/Money Market ..........................     Class B 0.50%           $ 34.36                      --
EQ/Money Market ..........................     Class B 0.95%           $ 31.04                       2
EQ/Money Market ..........................     Class B 1.20%           $ 29.33                   1,972
EQ/Money Market ..........................     Class B 1.25%           $  9.98                     252
EQ/Money Market ..........................     Class B 1.35%           $ 28.34                   3,834
EQ/Money Market ..........................     Class B 1.40%           $ 28.02                   4,639
EQ/Money Market ..........................     Class B 1.50%           $  9.97                   1,312
EQ/Money Market ..........................     Class B 1.55%           $ 27.08                   3,186
EQ/Money Market ..........................     Class B 1.60%           $ 26.78                   6,370
EQ/Money Market ..........................     Class B 1.65%           $  9.96                      42
EQ/Money Market ..........................     Class B 1.70%           $ 26.17                     434
EQ/Money Market ..........................     Class B 1.80%           $ 25.58                      36
EQ/Money Market ..........................     Class B 1.90%           $ 25.00                      21

EQ/Putnam Growth & Income Value ..........     Class B 0.50%           $ 12.78                      --
EQ/Putnam Growth & Income Value ..........     Class B 0.95%           $ 12.40                      18
EQ/Putnam Growth & Income Value ..........     Class B 1.20%           $ 12.19                   3,680
EQ/Putnam Growth & Income Value ..........     Class B 1.25%           $ 10.98                      63

   The accompanying notes are an integral part of these financial statements.
                                      A-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Putnam Growth & Income Value .........     Class B 1.35%           $ 12.07                  18,895
EQ/Putnam Growth & Income Value .........     Class B 1.40%           $ 12.02                   4,353
EQ/Putnam Growth & Income Value .........     Class B 1.50%           $ 10.97                      68
EQ/Putnam Growth & Income Value .........     Class B 1.55%           $ 11.90                   6,009
EQ/Putnam Growth & Income Value .........     Class B 1.60%           $ 11.86                   5,701
EQ/Putnam Growth & Income Value .........     Class B 1.65%           $ 10.97                      42
EQ/Putnam Growth & Income Value .........     Class B 1.70%           $ 11.78                     307
EQ/Putnam Growth & Income Value .........     Class B 1.80%           $ 11.70                     120
EQ/Putnam Growth & Income Value .........     Class B 1.90%           $ 11.62                      25

EQ/Putnam Voyager .......................     Class B 0.50%           $ 12.14                      --
EQ/Putnam Voyager .......................     Class B 0.95%           $ 11.78                       5
EQ/Putnam Voyager .......................     Class B 1.20%           $ 11.58                   2,153
EQ/Putnam Voyager .......................     Class B 1.25%           $ 10.42                      34
EQ/Putnam Voyager .......................     Class B 1.35%           $ 11.46                  11,360
EQ/Putnam Voyager .......................     Class B 1.40%           $ 11.43                   2,284
EQ/Putnam Voyager .......................     Class B 1.50%           $ 10.41                      83
EQ/Putnam Voyager .......................     Class B 1.55%           $ 11.31                   3,197
EQ/Putnam Voyager .......................     Class B 1.60%           $ 11.27                   2,971
EQ/Putnam Voyager .......................     Class B 1.65%           $ 10.41                      15
EQ/Putnam Voyager .......................     Class B 1.70%           $ 11.20                     164
EQ/Putnam Voyager .......................     Class B 1.80%           $ 11.12                      16
EQ/Putnam Voyager .......................     Class B 1.90%           $ 11.05                       3

EQ/Small Company Index ..................     Class B 0.50%           $ 13.02                      --
EQ/Small Company Index ..................     Class B 0.95%           $ 12.67                      15
EQ/Small Company Index ..................     Class B 1.20%           $ 12.48                   3,847
EQ/Small Company Index ..................     Class B 1.25%           $ 10.73                     121
EQ/Small Company Index ..................     Class B 1.35%           $ 12.36                   3,320
EQ/Small Company Index ..................     Class B 1.40%           $ 12.32                   6,188
EQ/Small Company Index ..................     Class B 1.50%           $ 10.72                     207
EQ/Small Company Index ..................     Class B 1.55%           $ 12.21                   1,152
EQ/Small Company Index ..................     Class B 1.60%           $ 12.18                   4,084
EQ/Small Company Index ..................     Class B 1.65%           $ 10.71                      79
EQ/Small Company Index ..................     Class B 1.70%           $ 12.10                     449
EQ/Small Company Index ..................     Class B 1.80%           $ 12.03                      41
EQ/Small Company Index ..................     Class B 1.90%           $ 11.95                      13

EQ/Technology ...........................     Class B 0.50%           $  4.21                      --
EQ/Technology ...........................     Class B 0.95%           $  4.14                      55
EQ/Technology ...........................     Class B 1.20%           $  4.10                   3,485
EQ/Technology ...........................     Class B 1.25%           $ 10.25                      26
EQ/Technology ...........................     Class B 1.35%           $  4.08                   2,731
EQ/Technology ...........................     Class B 1.40%           $  4.07                   6,772
EQ/Technology ...........................     Class B 1.50%           $ 10.24                      69
EQ/Technology ...........................     Class B 1.55%           $  4.05                   7,749
EQ/Technology ...........................     Class B 1.60%           $  4.04                   8,291
EQ/Technology ...........................     Class B 1.65%           $ 10.23                      29
EQ/Technology ...........................     Class B 1.70%           $  4.02                     258
EQ/Technology ...........................     Class B 1.80%           $  4.01                      66
EQ/Technology ...........................     Class B 1.90%           $  3.99                      15

U.S. Real Estate ........................     Class B 0.50%                --                      --
U.S. Real Estate ........................     Class B 0.95%                --                      --
U.S. Real Estate ........................     Class B 1.20%                --                      --
U.S. Real Estate ........................     Class B 1.25%           $ 11.00                      37

   The accompanying notes are an integral part of these financial statements.
                                      A-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003

                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                             ------------------   -----------------   --------------------------
U.S. Real Estate .........     Class B 1.35%                --                     --
U.S. Real Estate .........     Class B 1.40%                --                     --
U.S. Real Estate .........     Class B 1.50%           $ 11.00                    109
U.S. Real Estate .........     Class B 1.55%                --                     --
U.S. Real Estate .........     Class B 1.60%                --                     --
U.S. Real Estate .........     Class B 1.65%           $ 10.99                     41
U.S. Real Estate .........     Class B 1.70%           $ 10.99                      1
U.S. Real Estate .........     Class B 1.80%                --                     --
U.S. Real Estate .........     Class B 1.90%                --                     --


   The accompanying notes are an integral part of these financial statements.
                                      A-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                    Allocation (a)    Allocation (a)        Allocation (a)
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 16,628           $39,253              $ 84,959
 Expenses:
  Asset-based charges ............................        8,046             4,698                12,664
                                                       --------           -------              --------
Net Investment Income (Loss) .....................        8,582            34,555                72,295
                                                       --------           -------              --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          166             1,588                 6,184
  Realized gain distribution from The Trusts .....           --                --                    --
                                                       --------           -------              --------
 Net realized gain (loss) ........................          166             1,588                 6,184
                                                       --------           -------              --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      185,179             6,089                83,482
                                                       --------           -------              --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      185,345             7,677                89,666
                                                       --------           -------              --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $193,927           $42,232              $161,961
                                                       ========           =======              ========


                                                    AXA Moderate   AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation      Allocation (a)    Aggressive Equity      Core Bond
                                                   -------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $12,821,194         $141,942         $         --       $ 14,080,683
 Expenses:
  Asset-based charges ............................    4,858,620           31,773            1,087,687          5,491,011
                                                    -----------         --------         ------------       ------------
Net Investment Income (Loss) .....................    7,962,574          110,169           (1,087,687)         8,589,672
                                                    -----------         --------         ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      335,685            9,579           (6,159,584)         1,417,213
  Realized gain distribution from The Trusts .....           --               --                   --              1,210
                                                    -----------         --------         ------------       ------------
 Net realized gain (loss) ........................      335,685            9,579           (6,159,584)         1,418,423
                                                    -----------         --------         ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   54,136,993          707,041           30,769,957         (2,615,602)
                                                    -----------         --------         ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   54,472,678          716,620           24,610,373         (1,197,179)
                                                    -----------         --------         ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $62,435,252         $826,789         $ 23,522,686       $  7,392,493
                                                    ===========         ========         ============       ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Premier VIP  AXA Premier VIP      AXA Premier VIP        AXA Premier VIP
                                                      Health Care       High Yield     International Equity   Large Cap Core Equity
                                                   ---------------- ----------------- ---------------------- -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   983,567     $ 31,050,761         $   519,607             $   114,981
 Expenses:
  Asset-based charges ............................        877,380        6,325,042             830,866                 866,746
                                                      -----------     ------------         -----------             -----------
Net Investment Income (Loss) .....................        106,187       24,725,720            (311,259)               (751,765)
                                                      -----------     ------------         -----------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        484,521       (7,573,108)          1,355,338                (381,630)
  Realized gain distribution from The Trusts .....          5,416               --                  --                      --
                                                      -----------     ------------         -----------             -----------
 Net realized gain (loss) ........................        489,937       (7,573,108)          1,355,338                (381,630)
                                                      -----------     ------------         -----------             -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     15,397,189       59,507,578          19,882,062              16,593,880
                                                      -----------     ------------         -----------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     15,887,126       51,934,470          21,237,400              16,212,250
                                                      -----------     ------------         -----------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $15,993,313     $ 76,660,190         $20,926,141             $15,460,485
                                                      ===========     ============         ===========             ===========


                                                     AXA Premier VIP   AXA Premier VIP     AXA Premier VIP
                                                    Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                   ------------------ ----------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $         --       $ 3,449,687         $ 2,558,521
 Expenses:
  Asset-based charges ............................       1,617,545         1,662,501           1,884,654
                                                      ------------       -----------         -----------
Net Investment Income (Loss) .....................      (1,617,545)        1,787,186             673,867
                                                      ------------       -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (240,941)         (692,054)           (577,437)
  Realized gain distribution from The Trusts .....              --                --             340,039
                                                      ------------       -----------         -----------
 Net realized gain (loss) ........................        (240,941)         (692,054)           (237,398)
                                                      ------------       -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      30,535,004        33,896,291          45,055,182
                                                      ------------       -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      30,294,063        33,204,237          44,817,784
                                                      ------------       -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 28,676,518       $34,991,423         $45,491,651
                                                      ============       ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      AXA Premier VIP     AXA Premier VIP        AXA Rosenberg VIT
                                                    Small/Mid Cap Value      Technology     Value Long/Short Equity (a)
                                                   --------------------- ----------------- -----------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $    514,711         $ 1,597,479              $      --
 Expenses:
  Asset-based charges ............................        1,653,957             458,952                  1,406
                                                       ------------         -----------              ---------
Net Investment Income (Loss) .....................       (1,139,246)          1,138,527                 (1,406)
                                                       ------------         -----------              ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (635,991)          1,810,194                     21
  Realized gain distribution from The Trusts .....          604,226                  --                     --
                                                       ------------         -----------              ---------
 Net realized gain (loss) ........................          (31,765)          1,810,194                     21
                                                       ------------         -----------              ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       44,495,404           9,350,905                 (9,541)
                                                       ------------         -----------              ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       44,463,639          11,161,099                 (9,520)
                                                       ------------         -----------              ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 43,324,393         $12,299,626               ($10,926)
                                                       ============         ===========              =========


                                                                                          EQ/Alliance
                                                                                          Intermediate
                                                      EQ/Alliance       EQ/Alliance        Government     EQ/Alliance
                                                     Common Stock    Growth and Income     Securities    International
                                                   ---------------- ------------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   8,104,708      $  3,954,318      $ 12,606,515    $ 3,099,989
 Expenses:
  Asset-based charges ............................      8,701,992         3,357,534         4,008,040      1,806,455
                                                    -------------      ------------      ------------    -----------
Net Investment Income (Loss) .....................       (597,284)          596,784         8,598,475      1,293,534
                                                    -------------      ------------      ------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (48,027,100)       (1,634,832)         (799,566)     7,472,860
  Realized gain distribution from The Trusts .....             --                --           119,572             --
                                                    -------------      ------------      ------------    -----------
 Net realized gain (loss) ........................    (48,027,100)       (1,634,832)         (679,994)     7,472,860
                                                    -------------      ------------      ------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    289,268,698        69,597,093        (6,139,392)    38,418,067
                                                    -------------      ------------      ------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    241,241,598        67,962,261        (6,819,386)    45,890,927
                                                    -------------      ------------      ------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 240,644,314      $ 68,559,045      $  1,779,089    $47,184,461
                                                    =============      ============      ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     EQ/Alliance     EQ/Alliance       EQ/Alliance        EQ/Bernstein
                                                   Premier Growth    Quality Bond   Small Cap Growth   Diversified Value
                                                  ---------------- --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................  $           --   $   6,017,396     $         --       $ 10,283,251
 Expenses:
  Asset-based charges ...........................       4,101,000       2,638,417        3,389,052          8,676,956
                                                   --------------   -------------     ------------       ------------
Net Investment Income (Loss) ....................      (4,101,000)      3,378,979       (3,389,052)         1,606,295
                                                   --------------   -------------     ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........     (34,752,480)        610,485       (4,773,748)        (1,296,532)
  Realized gain distribution from The Trusts ....              --         597,037               --                 --
                                                   --------------   -------------     ------------       ------------
 Net realized gain (loss) .......................     (34,752,480)      1,207,522       (4,773,748)        (1,296,532)
                                                   --------------   -------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments .................      93,606,976      (1,284,049)      89,563,205        161,693,823
                                                   --------------   -------------     ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      58,854,496          76,527       84,789,457        160,397,291
                                                   --------------   -------------     ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $   54,753,496   $   3,302,452     $ 81,400,405       $162,003,586
                                                   ==============   =============     ============       ============


                                                        EQ/Calvert              EQ/Capital            EQ/Capital
                                                   Socially Responsible   Guardian International   Guardian Research
                                                  ---------------------- ------------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................       $       --              $ 3,010,745          $  2,032,160
 Expenses:
  Asset-based charges ...........................          164,879                2,824,941             6,122,432
                                                        ----------              -----------          ------------
Net Investment Income (Loss) ....................         (164,879)                 185,804            (4,090,272)
                                                        ----------              -----------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........           19,245                  726,008            (5,274,563)
  Realized gain distribution from The Trusts ....               --                       --                    --
                                                        ----------              -----------          ------------
 Net realized gain (loss) .......................           19,245                  726,008            (5,274,563)
                                                        ----------              -----------          ------------
 Change in unrealized appreciation
  (depreciation) of investments .................        3,166,642               62,294,993           123,305,047
                                                        ----------              -----------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        3,185,887               63,021,001           118,030,484
                                                        ----------              -----------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................       $3,021,008              $63,206,805          $113,940,212
                                                        ==========              ===========          ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         EQ/Capital          EQ/Emerging                          EQ/Evergreen
                                                    Guardian U.S. Equity   Markets Equity   EQ/Equity 500 Index       Omega
                                                   ---------------------- ---------------- --------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  1,384,137        $   959,643        $  12,469,389      $        --
 Expenses:
  Asset-based charges ............................         5,075,910          1,291,754           11,858,583          509,282
                                                        ------------        -----------        -------------      -----------
Net Investment Income (Loss) .....................        (3,691,773)          (332,111)             610,806         (509,282)
                                                        ------------        -----------        -------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (3,171,987)          (441,399)         (16,045,906)        (143,849)
  Realized gain distribution from The Trusts .....                --                 --                   --               --
                                                        ------------        -----------        -------------      -----------
 Net realized gain (loss) ........................        (3,171,987)          (441,399)         (16,045,906)        (143,849)
                                                        ------------        -----------        -------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       116,863,155         43,470,993          220,736,897       12,192,305
                                                        ------------        -----------        -------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       113,691,168         43,029,594          204,690,991       12,048,456
                                                        ------------        -----------        -------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $109,999,395        $42,697,483        $ 205,301,797      $11,539,174
                                                        ============        ===========        =============      ===========


                                                                    EQ/FI Small/Mid   EQ/J.P. Morgan
                                                    EQ/FI Mid Cap      Cap Value         Core Bond
                                                   --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $  1,392,623     $   32,260,719
 Expenses:
  Asset-based charges ............................     3,816,135        4,098,047         12,686,492
                                                    ------------     ------------     --------------
Net Investment Income (Loss) .....................    (3,816,135)      (2,705,424)        19,574,227
                                                    ------------     ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,863,134)      (1,600,306)         6,836,665
  Realized gain distribution from The Trusts .....            --               --                 --
                                                    ------------     ------------     --------------
 Net realized gain (loss) ........................    (1,863,134)      (1,600,306)         6,836,665
                                                    ------------     ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   110,251,128       95,424,357        (12,608,630)
                                                    ------------     ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   108,387,994       93,824,051         (5,771,965)
                                                    ------------     ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $104,571,859     $ 91,118,627     $   13,802,262
                                                    ============     ============     ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    EQ/Janus Large  EQ/Lazard Small     EQ/Marsico        EQ/Mercury
                                                      Cap Growth       Cap Value          Focus       Basic Value Equity
                                                   --------------- ----------------- --------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $  3,962,312     $         --       $  2,063,798
 Expenses:
  Asset-based charges ............................     1,740,020        5,167,235        4,967,673          4,261,516
                                                    ------------     ------------     ------------       ------------
Net Investment Income (Loss) .....................    (1,740,020)      (1,204,923)      (4,967,673)        (2,197,718)
                                                    ------------     ------------     ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (7,048,500)       1,513,974           10,404           (976,301)
  Realized gain distribution from The Trusts .....            --        1,025,015               --                 --
                                                    ------------     ------------     ------------       ------------
 Net realized gain (loss) ........................    (7,048,500)       2,538,989           10,404           (976,301)
                                                    ------------     ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    35,099,859      119,510,601       95,220,685         93,359,178
                                                    ------------     ------------     ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    28,051,359      122,049,590       95,231,089         92,382,877
                                                    ------------     ------------     ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 26,311,339     $120,844,667     $ 90,263,416       $ 90,185,159
                                                    ============     ============     ============       ============


                                                         EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                    International Value   Growth Companies   Investors Trust
                                                   --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $    8,248,164       $           --     $  1,436,890
 Expenses:
  Asset-based charges ............................         4,747,349            3,151,704        3,078,206
                                                      --------------       --------------     ------------
Net Investment Income (Loss) .....................         3,500,815           (3,151,704)      (1,641,316)
                                                      --------------       --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (10,579,192)         (22,176,729)      (7,187,750)
  Realized gain distribution from The Trusts .....                --                   --               --
                                                      --------------       --------------     ------------
 Net realized gain (loss) ........................       (10,579,192)         (22,176,729)      (7,187,750)
                                                      --------------       --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        93,663,942           77,639,425       49,526,331
                                                      --------------       --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        83,084,750           55,462,696       42,338,581
                                                      --------------       --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   86,585,565       $   52,310,992     $ 40,697,265
                                                      ==============       ==============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            EQ/Putnam            EQ/Putnam        EQ/Small
                                                    EQ/Money Market   Growth & Income Value       Voyager      Company Index
                                                   ----------------- ----------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  3,953,963        $    5,689,291       $      288,031   $    512,758
 Expenses:
  Asset-based charges ............................     10,299,704             5,698,645            3,188,021      1,954,804
                                                     ------------        --------------       --------------   ------------
Net Investment Income (Loss) .....................     (6,345,741)               (9,354)          (2,899,990)    (1,442,046)
                                                     ------------        --------------       --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (4,616,816)          (11,899,008)         (20,913,527)      (568,509)
  Realized gain distribution from The Trusts .....             --                    --                   --             --
                                                     ------------        --------------       --------------   ------------
 Net realized gain (loss) ........................     (4,616,816)          (11,899,008)         (20,913,527)      (568,509)
                                                     ------------        --------------       --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,701,099           105,393,333           69,278,542     54,420,650
                                                     ------------        --------------       --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         84,283            93,494,325           48,365,015     53,852,141
                                                     ------------        --------------       --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    ($6,261,458)       $   93,484,971       $   45,465,025   $ 52,410,095
                                                     ============        ==============       ==============   ============


                                                     EQ/Technology   U.S. Real Estate (a)
                                                   ---------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --        $     --
 Expenses:
  Asset-based charges ............................       1,285,045           2,617
                                                    --------------        --------
Net Investment Income (Loss) .....................      (1,285,045)         (2,617)
                                                    --------------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (11,109,408)            703
  Realized gain distribution from The Trusts .....              --              --
                                                    --------------        --------
 Net realized gain (loss) ........................     (11,109,408)            703
                                                    --------------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      41,419,879          50,555
                                                    --------------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      30,310,471          51,258
                                                    --------------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   29,025,426        $ 48,641
                                                    ==============        ========

-------
(a) Commenced operations on September 22, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                   AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                   Allocation (h)    Allocation (h)        Allocation (h)
                                                  ---------------- ------------------ -----------------------
                                                        2003              2003                  2003
                                                  ---------------- ------------------ -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   8,582         $  34,555            $   72,295
 Net realized gain (loss) on investments ........          166             1,588                 6,184
 Change in unrealized appreciation
  (depreciation) of investments .................      185,179             6,089                83,482
                                                     ---------         ---------            ----------
 Net increase (decrease) in net assets from
  operations ....................................      193,927            42,232               161,961
                                                     ---------         ---------            ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    6,467,036         4,548,852             8,428,207
  Transfers between funds including
   guaranteed interest account, net .............       17,395           417,888                (7,167)
  Transfers for contract benefits and
   terminations .................................       (1,046)          (14,689)              (23,535)
  Contract maintenance charges ..................           --                --                    --
                                                     ---------         ---------            ----------
 Net increase (decrease) in net assets from
  contractowners transactions ...................    6,483,385         4,952,051             8,397,505
                                                     ---------         ---------            ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....      105,797           104,232               108,883
                                                     ---------         ---------            ----------
Increase (Decrease) in Net Assets ...............    6,783,109         5,098,515             8,668,349
Net Assets -- Beginning of Period ...............           --                --                    --
                                                     ---------         ---------            ----------
Net Assets -- End of Period .....................    $6,783,109        $5,098,515           $8,668,349
                                                     ==========        ==========           ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................          626               490                   853
 Units Redeemed .................................           (1)               (7)                  (32)
                                                     ------------      ------------         ----------
 Net Increase (Decrease) ........................          625               483                   821
                                                     ===========       ===========          ==========


                                                            AXA Moderate             AXA Moderate-Plus
                                                           Allocation (f)              Allocation (h)
                                                  --------------------------------- -------------------
                                                        2003             2002               2003
                                                  ---------------- ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   7,962,574     $    719,637       $   110,169
 Net realized gain (loss) on investments ........        335,685       (1,878,780)            9,579
 Change in unrealized appreciation
  (depreciation) of investments .................     54,136,993       (4,176,011)          707,041
                                                   -------------     ------------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     62,435,252       (5,335,154)          826,789
                                                   -------------     ------------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    327,309,596       71,776,956        24,347,565
  Transfers between funds including
   guaranteed interest account, net .............    141,888,694       53,599,082           891,591
  Transfers for contract benefits and
   terminations .................................    (13,874,768)      (3,016,821)         (286,396)
  Contract maintenance charges ..................     (1,166,793)         (58,505)               --
                                                   -------------     ------------       -----------
 Net increase (decrease) in net assets from
  contractowners transactions ...................    454,156,729      122,300,712        24,952,760
                                                   -------------     ------------       -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....         35,525           28,786           107,143
                                                   -------------     ------------       -----------
Increase (Decrease) in Net Assets ...............    516,627,506      116,994,344        25,886,692
Net Assets -- Beginning of Period ...............    137,283,795       20,289,451                --
                                                   -------------     ------------       -----------
Net Assets -- End of Period .....................  $ 653,911,301     $137,283,795       $25,886,692
                                                   =============     ============       ===========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................         16,569            3,834             2,450
 Units Redeemed .................................         (1,501)            (412)              (35)
                                                   -------------     ------------       -----------
 Net Increase (Decrease) ........................         15,068            3,422             2,415
                                                   =============     ============       ===========


                                                           AXA Premier VIP
                                                          Aggressive Equity
                                                  ----------------------------------
                                                        2003              2002
                                                  ----------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $ (1,087,687)    $  (1,089,235)
 Net realized gain (loss) on investments ........     (6,159,584)      (15,199,912)
 Change in unrealized appreciation
  (depreciation) of investments .................     30,769,957       (11,328,835)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  operations ....................................     23,522,686       (27,617,982)
                                                    ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     18,360,852         6,358,969
  Transfers between funds including
   guaranteed interest account, net .............      4,020,784        (8,033,452)
  Transfers for contract benefits and
   terminations .................................     (5,100,506)       (6,277,107)
  Contract maintenance charges ..................       (245,716)         (221,060)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions ...................     17,035,414        (8,172,650)
                                                    ------------     -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....         27,140             9,834
                                                    ------------     -------------
Increase (Decrease) in Net Assets ...............     40,585,240       (35,780,798)
Net Assets -- Beginning of Period ...............     60,827,030        96,607,828
                                                    ------------     -------------
Net Assets -- End of Period .....................   $101,412,270     $  60,827,030
                                                    ============     =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................            849               433
 Units Redeemed .................................           (380)             (629)
                                                    ------------     -------------
 Net Increase (Decrease) ........................            469              (196)
                                                    ============     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     AXA Premier VIP Core Bond (a)   AXA Premier VIP Health Care (a)
                                                   --------------------------------- --------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,589,672     $  3,640,064     $    106,187    $   (126,616)
 Net realized gain (loss) on investments .........      1,418,423          144,954          489,937        (509,514)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,615,602)       1,706,124     $ 15,397,189        (777,868)
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      7,392,493        5,491,142       15,993,313      (1,413,998)
                                                    -------------     ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    270,391,237      132,509,854       52,732,039      18,130,150
  Transfers between funds including
   guaranteed interest account, net ..............     54,821,760       73,371,847       22,089,039       8,901,954
  Transfers for contract benefits and
   terminations ..................................    (19,811,144)      (6,596,361)      (2,066,728)       (400,411)
  Contract maintenance charges ...................     (1,457,974)         (30,388)        (224,556)         (6,145)
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    303,943,879      199,254,952       72,529,794      26,625,548
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         86,574           30,251           45,539          52,809
                                                    -------------     ------------     ------------    ------------
Increase (Decrease) in Net Assets ................    311,422,946      204,776,345       88,568,646      25,264,359
Net Assets -- Beginning of Period ................    204,776,345               --       25,264,359              --
                                                    -------------     ------------     ------------    ------------
Net Assets -- End of Period ......................  $ 516,199,291     $204,776,345     $113,833,005    $ 25,264,359
                                                    =============     ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         42,612           22,023            9,800           3,773
 Units Redeemed ..................................        (14,448)          (2,822)          (1,613)           (578)
                                                    -------------     ------------     ------------    ------------
 Net Increase (Decrease) .........................         28,164           19,201            8,187           3,195
                                                    =============     ============     ============    ============


                                                                                      AXA Premier VIP International
                                                      AXA Premier VIP High Yield               Equity (a)
                                                   --------------------------------- -------------------------------
                                                         2003             2002             2003            2002
                                                   ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  24,725,720    $  17,349,833     $   (311,259)   $   (118,017)
 Net realized gain (loss) on investments .........     (7,573,108)     (18,178,072)       1,355,338        (413,926)
 Change in unrealized appreciation
  (depreciation) of investments ..................  $  59,507,578       (6,706,792)      19,882,062      (1,155,737)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     76,660,190       (7,535,031)      20,926,141      (1,687,680)
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    258,400,960       46,510,134       48,557,182      20,271,964
  Transfers between funds including
   guaranteed interest account, net ..............    138,042,541       18,499,123       25,030,459       6,990,938
  Transfers for contract benefits and
   terminations ..................................    (27,444,387)     (16,262,108)      (1,737,289)       (526,027)
  Contract maintenance charges ...................     (1,143,945)        (408,210)        (250,052)         (1,778)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    367,855,169       48,338,939       71,600,300      26,735,097
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         43,802           32,871           53,139          47,986
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    444,559,161       40,836,779       92,579,580      25,095,403
Net Assets -- Beginning of Period ................    228,695,292      187,858,513       25,095,403              --
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 673,254,453    $ 228,695,292     $117,674,983    $ 25,095,403
                                                    =============    =============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         21,637            4,970           14,974           3,839
 Units Redeemed ..................................         (6,220)          (2,773)          (6,840)           (627)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................         15,417            2,197            8,134           3,212
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                  AXA Premier VIP
                                                      Large Cap Core Equity (a)           Large Cap Growth (a)
                                                   -------------------------------- --------------------------------
                                                         2003             2002            2003             2002
                                                   ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (751,765)   $    (81,481)    $ (1,617,545)   $   (259,690)
 Net realized gain (loss) on investments .........       (381,630)       (427,268)        (240,941)       (651,307)
 Change in unrealized appreciation
  (depreciation) of investments ..................     16,593,880      (1,428,052)      30,535,004      (3,369,610)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     15,460,485      (1,936,801)      28,676,518      (4,280,607)
                                                     ------------    ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     42,401,814      20,213,235       81,013,224      37,073,294
  Transfers between funds including
   guaranteed interest account, net ..............     18,516,595      10,372,580       43,176,732      17,380,734
  Transfers for contract benefits and
   terminations ..................................     (2,171,301)       (468,229)      (4,561,757)       (955,374)
  Contract maintenance charges ...................       (251,955)         (5,983)        (483,706)         (5,650)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     58,495,153      30,111,603      119,144,493      53,493,004
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         66,907          55,067           51,670          50,414
                                                     ------------    ------------     ------------    ------------
Increase (Decrease) in Net Assets ................     74,022,545      28,229,869      147,872,681      49,262,811
Net Assets -- Beginning of Period ................     28,229,869              --       49,262,811              --
                                                     ------------    ------------     ------------    ------------
Net Assets -- End of Period ......................   $102,252,414    $ 28,229,869     $197,135,492    $ 49,262,811
                                                     ============    ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,370           4,092           17,780           7,981
 Units Redeemed ..................................         (1,492)           (403)          (2,542)           (723)
                                                     ------------    ------------     ------------    ------------
 Net Increase (Decrease) .........................          6,878           3,689           15,238           7,258
                                                     ============    ============     ============    ============


                                                           AXA Premier VIP                  AXA Premier VIP
                                                         Large Cap Value (a)           Small/Mid Cap Growth (a)
                                                   -------------------------------- -------------------------------
                                                         2003             2002            2003            2002
                                                   ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,787,186    $    (30,335)    $    673,867    $   (229,349)
 Net realized gain (loss) on investments .........       (692,054)       (518,242)        (237,398)       (775,177)
 Change in unrealized appreciation
  (depreciation) of investments ..................     33,896,291      (3,444,755)      45,055,182      (3,396,605)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     34,991,423      (3,993,332)      45,491,651      (4,401,131)
                                                     ------------    ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     80,654,504      40,525,555      100,358,681      39,422,437
  Transfers between funds including
   guaranteed interest account, net ..............     40,672,785      19,228,612       55,224,071      17,246,483
  Transfers for contract benefits and
   terminations ..................................     (3,962,869)       (628,066)      (5,394,208)       (705,288)
  Contract maintenance charges ...................       (493,715)         (7,738)        (545,306)         (5,309)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    116,870,705      59,118,363      149,643,238      55,958,323
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         45,640          44,461           55,036          48,824
                                                     ------------    ------------     ------------    ------------
Increase (Decrease) in Net Assets ................    151,907,768      55,169,492      195,189,925      51,606,016
Net Assets -- Beginning of Period ................     55,169,492              --       51,606,016              --
                                                     ------------    ------------     ------------    ------------
Net Assets -- End of Period ......................   $207,077,260    $ 55,169,492     $246,795,941    $ 51,606,016
                                                     ============    ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,207           7,633           24,245           9,328
 Units Redeemed ..................................         (1,942)           (659)          (3,889)         (1,006)
                                                     ------------    ------------     ------------    ------------
 Net Increase (Decrease) .........................         13,265           6,974           20,356           8,322
                                                     ============    ============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                  AXA Premier VIP
                                                       Small/Mid Cap Value (a)              Technology (a)
                                                   -------------------------------- -------------------------------
                                                         2003             2002            2003            2002
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,139,246)   $   (235,232)    $ 1,138,527    $    (55,602)
 Net realized gain (loss) on investments .........        (31,765)       (892,944)      1,810,194        (519,397)
 Change in unrealized appreciation
  (depreciation) of investments ..................     44,495,404      (2,388,138)      9,350,905        (969,645)
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     43,324,393      (3,516,314)     12,299,626      (1,544,644)
                                                     ------------    ------------     -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     90,244,709      35,301,201      27,193,006       8,238,680
  Transfers between funds including
   guaranteed interest account, net ..............     41,875,316      17,065,893      15,628,585       6,530,199
  Transfers for contract benefits and
   terminations ..................................     (4,753,240)       (683,154)       (911,573)       (153,872)
  Contract maintenance charges ...................       (472,272)         (7,214)       (115,867)         (1,527)
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    126,894,513      51,676,726      41,794,151      14,613,480
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         47,417          48,870          60,382          29,269
                                                     ------------    ------------     -----------    ------------
Increase (Decrease) in Net Assets ................    170,266,323      48,209,282      54,154,159      13,098,105
Net Assets -- Beginning of Period ................     48,209,282              --      13,098,105              --
                                                     ------------    ------------     -----------    ------------
Net Assets -- End of Period ......................   $218,475,605    $ 48,209,282     $67,252,264    $ 13,098,105
                                                     ============    ============     ===========    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,412           7,445           8,989           3,459
 Units Redeemed ..................................         (2,605)           (905)         (3,703)         (1,148)
                                                     ------------    ------------     -----------    ------------
 Net Increase (Decrease) .........................         14,807           6,540           5,286           2,311
                                                     ============    ============     ===========    ============


                                                         AXA Rosenberg VIT
                                                    Value Long/Short Equity (h)       EQ/Alliance Common Stock
                                                   ----------------------------- ----------------------------------
                                                                2003                   2003              2002
                                                   ----------------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................           $  (1,406)           $    (597,284)   $    (7,532,883)
 Net realized gain (loss) on investments .........                  21              (48,027,100)      (102,974,134)
 Change in unrealized appreciation
  (depreciation) of investments ..................              (9,541)             289,268,698       (139,215,060)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................             (10,926)             240,644,314       (249,722,077)
                                                             ---------            -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........             970,070              175,143,336         44,452,181
  Transfers between funds including
   guaranteed interest account, net ..............              10,559               48,082,355        (41,271,400)
  Transfers for contract benefits and
   terminations ..................................              (3,582)             (36,984,535)       (42,130,567)
  Contract maintenance charges ...................                  --               (1,946,091)        (1,554,816)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................             977,047              184,295,065        (40,504,602)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......               1,405                   48,998           (450,403)
                                                             ---------            -------------    ---------------
Increase (Decrease) in Net Assets ................             967,526              424,988,377       (290,677,082)
Net Assets -- Beginning of Period ................                  --              453,120,754        743,797,836
                                                             ---------            -------------    ---------------
Net Assets -- End of Period ......................           $ 967,526            $ 878,109,131    $   453,120,754
                                                             =========            =============    ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................                  95                    2,761                692
 Units Redeemed ..................................                  --                     (662)              (944)
                                                             ---------            -------------    ---------------
 Net Increase (Decrease) .........................                  95                    2,099               (252)
                                                             =========            =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Alliance
                                                              EQ/Alliance                 Intermediate Government
                                                         Growth and Income (a)                Securities (a)
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    596,784     $    758,126    $   8,598,475     $  6,117,290
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,634,832)        (560,255)        (679,994)         872,462
 Change in unrealized appreciation
  (depreciation) of investments ..................     69,597,093       (7,338,414)      (6,139,392)      (3,386,543)
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     68,559,045       (7,140,543)       1,779,089        3,603,209
                                                     ------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    182,212,911       72,378,981      148,583,950       78,100,095
  Transfers between funds including
   guaranteed interest account, net ..............     82,777,186       41,098,887       20,952,666      108,825,556
  Transfers for contract benefits and
   terminations ..................................     (9,083,814)      (2,086,088)     (25,759,248)      (6,969,476)
  Contract maintenance charges ...................       (933,537)         (21,806)        (884,569)         (70,345)
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    254,972,746      111,369,974      142,892,799      179,885,830
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,913           34,982           49,733           25,758
                                                     ------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets ................    323,571,704      104,264,413      144,721,621      183,514,797
Net Assets -- Beginning of Period ................    104,264,413               --      183,514,797               --
                                                     ------------     ------------    -------------     ------------
Net Assets -- End of Period ......................   $427,836,117     $104,264,413    $ 328,236,418     $183,514,797
                                                     ============     ============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         14,463            5,758           19,572           12,691
 Units Redeemed ..................................         (2,463)            (478)         (11,646)          (2,630)
                                                     ------------     ------------    -------------     ------------
 Net Increase (Decrease) .........................         12,000            5,280            7,926           10,061
                                                     ============     ============    =============     ============


                                                             EQ/Alliance                       EQ/Alliance
                                                         International (e)(g)                 Premier Growth
                                                   -------------------------------- ----------------------------------
                                                         2003             2002            2003              2002
                                                   ---------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,293,534    $    (91,784)   $  (4,101,000)   $    (4,155,074)
 Change in unrealized appreciation
  (depreciation) of investments ..................      7,472,860        (479,213)     (34,752,480)       (56,489,970)
 Change in unrealized appreciation
  (depreciation) of investments ..................     38,418,067        (461,899)      93,606,976        (51,691,292)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................     47,184,461      (1,032,896)      54,753,496       (112,336,336)
                                                     ------------    ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     62,435,264       9,540,392       59,559,210         37,732,818
  Transfers between funds including
   guaranteed interest account, net ..............    101,034,718      20,950,568       (1,589,373)       (19,838,087)
  Transfers for contract benefits and
   terminations ..................................     (6,141,321)       (356,392)     (16,915,100)       (19,832,697)
  Contract maintenance charges ...................       (481,757)         (4,127)        (736,254)          (482,332)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    156,846,904      30,130,441       40,318,483         (2,420,298)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         25,376          40,276           30,574             50,873
                                                     ------------    ------------    -------------    ---------------
Increase (Decrease) in Net Assets ................    204,056,741      29,137,821       95,102,553       (114,705,761)
Net Assets -- Beginning of Period ................     29,137,821              --      233,030,981        347,736,742
                                                     ------------    ------------    -------------    ---------------
Net Assets -- End of Period ......................   $233,194,562    $ 29,137,821    $ 328,133,534    $   233,030,981
                                                     ============    ============    =============    ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         48,871           7,670           19,558             15,184
 Units Redeemed ..................................        (31,755)         (4,264)         (12,045)           (16,532)
                                                     ------------    ------------    -------------    ---------------
 Net Increase (Decrease) .........................         17,116           3,406            7,513             (1,348)
                                                     ============    ============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Alliance Quality Bond (a)   EQ/Alliance Small Cap Growth (c)
                                                   -------------------------------- ---------------------------------
                                                         2003             2002            2003             2002
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   3,378,979    $  2,500,219    $  (3,389,052)   $  (2,571,098)
 Net realized gain (loss) on investments .........      1,207,522         452,620       (4,773,748)     (28,284,520)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,284,049)       (336,373)      89,563,205      (34,779,393)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      3,302,452       2,616,466       81,400,405      (65,635,011)
                                                    -------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    138,174,936      55,235,373       79,803,131       32,317,960
  Transfers between funds including
   guaranteed interest account, net ..............     38,499,682      35,343,706       24,528,284       (2,282,233)
  Transfers for contract benefits and
   terminations ..................................    (11,010,410)     (3,503,090)     (11,908,755)     (12,151,523)
  Contract maintenance charges ...................       (605,600)        (19,878)        (751,079)        (390,018)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    165,058,608      87,056,111       91,671,581       17,494,186
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         42,140          35,243           41,093           45,213
                                                    -------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    168,403,200      89,707,820      173,113,079      (48,095,612)
Net Assets -- Beginning of Period ................     89,707,820              --      161,097,776      209,193,388
                                                    -------------    ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 258,111,020    $ 89,707,820    $ 334,210,855    $ 161,097,776
                                                    =============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,222           7,077           39,271           52,384
 Units Redeemed ..................................         (4,320)         (1,147)         (31,106)         (50,641)
                                                    -------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         10,902           5,930            8,165            1,743
                                                    =============    ============    =============    =============


                                                                                          EQ/Calvert Socially
                                                    EQ/Bernstein Diversified Value            Responsible
                                                   --------------------------------- -----------------------------
                                                         2003             2002             2003           2002
                                                   ---------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,606,295    $     562,852     $  (164,879)   $  (28,483)
 Net realized gain (loss) on investments .........     (1,296,532)      (2,410,772)         19,245      (183,689)
 Change in unrealized appreciation
  (depreciation) of investments ..................    161,693,823      (45,363,880)      3,166,642      (303,263)
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  operations .....................................    162,003,586      (47,211,800)      3,021,008      (515,435)
                                                    -------------    -------------     -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    296,265,597      121,122,467      11,341,756     3,314,285
  Transfers between funds including
   guaranteed interest account, net ..............    106,366,797       63,362,933       3,598,504     1,682,612
  Transfers for contract benefits and
   terminations ..................................    (28,132,698)     (19,627,428)       (566,919)     (238,162)
  Contract maintenance charges ...................     (2,036,155)        (577,945)        (32,156)         (941)
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    372,463,541      164,280,027      14,341,185     4,757,794
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         43,996           31,107          65,543        28,171
                                                    -------------    -------------     -----------    ----------
Increase (Decrease) in Net Assets ................    534,511,123      117,099,334      17,427,736     4,270,530
Net Assets -- Beginning of Period ................    373,411,872      256,312,538       4,606,672       336,142
                                                    -------------    -------------     -----------    ----------
Net Assets -- End of Period ......................  $ 907,922,995    $ 373,411,872     $22,034,408    $4,606,672
                                                    =============    =============     ===========    ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         42,136           23,010           2,457           848
 Units Redeemed ..................................         (8,159)          (7,644)           (432)         (155)
                                                    -------------    -------------     -----------    ----------
 Net Increase (Decrease) .........................         33,977           15,366           2,025           693
                                                    =============    =============     ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Capital Guardian International EQ/Capital Guardian Research (d)
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     185,804    $     (28,370)   $  (4,090,272)   $    (851,878)
 Net realized gain (loss) on investments .........        726,008      (10,899,756)      (5,274,563)      (2,955,402)
 Change in unrealized appreciation
  (depreciation) of investments ..................     62,294,993       (6,070,835)     123,305,047      (33,501,903)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     63,206,805      (16,998,961)     113,940,212      (37,309,183)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    103,612,293       32,548,607      115,443,470       34,261,661
  Transfers between funds including
   guaranteed interest account, net ..............     53,327,805        6,451,992       33,336,578      254,397,668
  Transfers for contract benefits and
   terminations ..................................    (10,566,998)      (6,977,578)     (22,822,408)      (6,864,899)
  Contract maintenance charges ...................       (570,198)        (157,880)      (1,341,709)        (216,013)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    145,802,902       31,865,141      124,615,931      281,578,417
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         30,731           37,450            7,434           69,364
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    209,040,438       14,903,630      238,563,577      244,338,598
Net Assets -- Beginning of Period ................    115,173,642      100,270,012      324,325,423       79,986,825
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 324,214,080    $ 115,173,642    $ 562,889,000    $ 324,325,423
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         37,305           16,857           21,389           36,416
 Units Redeemed ..................................        (19,123)         (12,562)          (7,585)          (3,083)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         18,182            4,295           13,804           33,333
                                                    =============    =============    =============    =============


                                                    EQ/Capital Guardian U.S. Equity
                                                                  (b)                   EQ/Emerging Markets Equity
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,691,773)   $  (1,662,284)    $   (332,111)   $     (877,203)
 Net realized gain (loss) on investments .........     (3,171,987)      (5,513,094)        (441,399)      (10,866,328)
 Change in unrealized appreciation
  (depreciation) of investments ..................    116,863,155      (36,422,233)      43,470,993         7,049,484
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................    109,999,395      (43,597,611)      42,697,483        (4,694,047)
                                                    -------------    -------------     ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    204,829,544       58,633,350       37,927,558        11,299,112
  Transfers between funds including
   guaranteed interest account, net ..............     94,094,623       20,167,833       29,826,443           833,653
  Transfers for contract benefits and
   terminations ..................................    (14,049,723)      (9,236,208)      (4,579,071)       (3,971,064)
  Contract maintenance charges ...................     (1,044,692)        (247,456)        (290,752)         (128,539)
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    283,829,752       69,317,519       62,884,178         8,033,162
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         34,690           41,637           23,338            30,673
                                                    -------------    -------------     ------------    --------------
Increase (Decrease) in Net Assets ................    393,863,837       25,761,545      105,604,999         3,369,788
Net Assets -- Beginning of Period ................    189,510,460      163,748,915       58,595,907        55,226,119
                                                    -------------    -------------     ------------    --------------
Net Assets -- End of Period ......................  $ 583,374,297    $ 189,510,460     $164,200,906    $   58,595,907
                                                    =============    =============     ============    ==============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         37,349           13,601           20,842            21,982
 Units Redeemed ..................................         (5,404)          (4,903)         (12,421)          (20,686)
                                                    -------------    -------------     ------------    --------------
 Net Increase (Decrease) .........................         31,945            8,698            8,421             1,296
                                                    =============    =============     ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Equity 500 Index                EQ/Evergreen Omega
                                                   ------------------------------------ -------------------------------
                                                          2003               2002             2003            2002
                                                   ------------------ ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $      610,806    $    (2,094,725)  $   (509,282)   $    (87,007)
 Net realized gain (loss) on investments .........      (16,045,906)       (31,102,083)      (143,849)       (669,832)
 Change in unrealized appreciation
  (depreciation) of investments ..................      220,736,897       (112,402,812)    12,192,305      (1,002,395)
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      205,301,797       (145,599,620)    11,539,174      (1,759,234)
                                                     --------------    ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      345,658,049        147,227,196     33,289,881       7,561,160
  Transfers between funds including
   guaranteed interest account, net ..............       98,028,779         10,763,686     22,079,383       3,869,198
  Transfers for contract benefits and
   terminations ..................................      (41,942,572)       (36,136,589)    (1,357,968)       (378,925)
  Contract maintenance charges ...................       (2,616,271)        (1,182,549)      (124,516)         (6,513)
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      399,127,985        120,671,744     53,886,780      11,044,920
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           31,240             21,143         50,041          50,246
                                                     --------------    ---------------   ------------    ------------
Increase (Decrease) in Net Assets ................      604,461,022        (24,906,733)    65,475,995       9,335,932
Net Assets -- Beginning of Period ................      562,115,966        587,022,699     13,688,927       4,352,995
                                                     --------------    ---------------   ------------    ------------
Net Assets -- End of Period ......................   $1,166,576,988    $   562,115,966   $ 79,164,922    $ 13,688,927
                                                     ==============    ===============   ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           29,226             13,432          8,602           2,117
 Units Redeemed ..................................           (9,045)            (7,334)        (1,042)           (319)
                                                     --------------    ---------------   ------------    ------------
 Net Increase (Decrease) .........................           20,181              6,098          7,560           1,798
                                                     ==============    ===============   ============    ============


                                                             EQ/FI Mid Cap               EQ/FI Small/Mid Cap Value
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,816,135)   $  (1,437,918)   $  (2,705,424)   $    (947,516)
 Net realized gain (loss) on investments .........     (1,863,134)      (3,639,341)      (1,600,306)      (1,187,033)
 Change in unrealized appreciation
  (depreciation) of investments ..................    110,251,128      (15,186,215)      95,424,357      (22,930,054)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    104,571,859      (20,263,474)      91,118,627      (25,064,603)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    184,194,346       48,533,850      141,711,337       74,289,618
  Transfers between funds including
   guaranteed interest account, net ..............     76,648,420       27,014,782       48,566,357       50,536,203
  Transfers for contract benefits and
   terminations ..................................    (10,612,699)      (6,568,178)     (12,658,043)      (8,678,442)
  Contract maintenance charges ...................       (833,547)        (173,983)      (1,089,532)        (217,462)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    249,396,520       68,806,471      176,530,119      115,929,917
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         40,741           36,186           43,753           39,558
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    354,009,120       48,579,183      267,692,499       90,904,872
Net Assets -- Beginning of Period ................    129,396,670       80,817,487      173,963,497       83,058,625
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 483,405,790    $ 129,396,670    $ 441,655,996    $ 173,963,497
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         36,589           13,317           22,526           16,320
 Units Redeemed ..................................         (5,866)          (3,920)          (5,221)          (5,238)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         30,723            9,397           17,305           11,082
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/J.P. Morgan Core Bond          EQ/Janus Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  19,574,227    $  20,954,809     $ (1,740,020)   $  (1,189,407)
 Net realized gain (loss) on investments .........      6,836,665        6,579,757       (7,048,500)     (10,171,324)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (12,608,630)      13,382,163       35,099,859      (18,110,980)
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     13,802,262       40,916,729       26,311,339      (29,471,711)
                                                    -------------    -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    324,982,541      135,999,901       45,309,515       25,558,312
  Transfers between funds including
   guaranteed interest account, net ..............     13,098,656      126,166,096        7,085,103       13,756,649
  Transfers for contract benefits and
   terminations ..................................    (63,323,380)     (48,903,432)      (6,244,518)      (5,903,712)
  Contract maintenance charges ...................     (2,263,132)        (893,865)        (359,825)        (123,829)
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    272,494,685      212,368,700       45,790,275       33,287,420
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         53,435           31,578           25,884           37,176
                                                    -------------    -------------     ------------    -------------
Increase (Decrease) in Net Assets ................    286,350,382      253,317,007       72,127,498        3,852,885
Net Assets -- Beginning of Period ................    677,289,862      423,972,855       84,609,202       80,756,317
                                                    -------------    -------------     ------------    -------------
Net Assets -- End of Period ......................  $ 963,640,244    $ 677,289,862     $156,736,700    $  84,609,202
                                                    =============    =============     ============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         44,362           30,983           15,381           12,053
 Units Redeemed ..................................        (23,815)         (14,302)          (6,009)          (5,392)
                                                    -------------    -------------     ------------    -------------
 Net Increase (Decrease) .........................         20,547           16,681            9,372            6,661
                                                    =============    =============     ============    =============


                                                       EQ/Lazard Small Cap Value             EQ/Marsico Focus
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,204,923)   $  (1,330,658)   $  (4,967,673)    $   (544,667)
 Net realized gain (loss) on investments .........      2,538,989        3,970,249           10,404         (412,884)
 Change in unrealized appreciation
  (depreciation) of investments ..................    119,510,601      (38,636,586)      95,220,685       (7,855,670)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................    120,844,667      (35,996,995)      90,263,416       (8,813,221)
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    164,051,714       67,703,323      309,566,912       82,598,315
  Transfers between funds including
   guaranteed interest account, net ..............     49,402,438       44,765,963      143,130,631       41,584,213
  Transfers for contract benefits and
   terminations ..................................    (17,130,018)     (11,923,925)     (12,742,847)      (2,070,396)
  Contract maintenance charges ...................     (1,236,421)        (436,138)      (1,222,513)         (40,492)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    195,087,713      100,109,223      438,732,183      122,071,640
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         55,746           45,973           26,058           29,592
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................    315,988,126       64,158,201      529,021,657      113,288,011
Net Assets -- Beginning of Period ................    234,197,044      170,038,843      117,019,230        3,731,219
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 550,185,170    $ 234,197,044    $ 646,040,887     $117,019,230
                                                    =============    =============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,826           14,653           43,185           12,939
 Units Redeemed ..................................         (6,429)          (6,173)          (4,242)          (1,433)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................         16,397            8,480           38,943           11,506
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Mercury Basic Value Equity    EQ/Mercury International Value
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,197,718)   $    (263,958)   $   3,500,815    $  (2,112,343)
 Net realized gain (loss) on investments .........       (976,301)      (1,210,021)     (10,579,192)     (35,922,448)
 Change in unrealized appreciation
  (depreciation) of investments ..................     93,359,178      (26,018,785)      93,663,942      (14,030,184)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     90,185,159      (27,492,764)      86,585,565      (52,064,975)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    145,830,527       59,306,786       92,221,483       41,826,129
  Transfers between funds including
   guaranteed interest account, net ..............     62,178,557       18,291,927       (2,157,452)      (5,432,489)
  Transfers for contract benefits and
   terminations ..................................    (13,629,472)      (8,192,079)     (18,189,312)     (17,675,488)
  Contract maintenance charges ...................     (1,054,846)        (330,059)      (1,097,049)        (712,399)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    193,324,766       69,076,575       70,777,670       18,005,753
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         44,426           39,019           39,757           47,126
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    283,554,351       41,622,830      157,402,992      (34,012,096)
Net Assets -- Beginning of Period ................    183,332,772      141,709,942      258,836,166      292,848,262
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 466,887,123    $ 183,332,772    $ 416,239,158    $ 258,836,166
                                                    =============    =============    =============    =============
 Changes in Units: ...............................
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,221            7,070           26,693           43,442
 Units Redeemed ..................................         (3,335)          (2,328)         (20,291)         (41,811)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         12,886            4,742            6,402            1,631
                                                    =============    =============    =============    =============


                                                    EQ/MFS Emerging Growth Companies       EQ/MFS Investors Trust
                                                   ---------------------------------- ---------------------------------
                                                         2003              2002             2003             2002
                                                   ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,151,704)   $    (3,634,209)  $  (1,641,316)   $  (1,772,527)
 Net realized gain (loss) on investments .........    (22,176,729)       (75,535,498)     (7,187,750)     (12,204,635)
 Change in unrealized appreciation
  (depreciation) of investments ..................     77,639,425        (35,630,856)     49,526,331      (33,916,677)
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     52,310,992       (114,800,563)     40,697,265      (47,893,839)
                                                    -------------    ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     29,079,191         14,293,403      49,574,151       23,558,787
  Transfers between funds including
   guaranteed interest account, net ..............     (3,233,324)       (34,742,074)     21,168,142         (868,448)
  Transfers for contract benefits and
   terminations ..................................    (14,311,383)       (18,305,645)    (12,973,774)     (14,947,180)
  Contract maintenance charges ...................       (655,279)          (627,281)       (514,480)        (315,006)
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     10,879,205        (39,381,597)     57,254,039        7,428,153
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         37,307             34,274          34,055           47,668
                                                    -------------    ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     63,227,504       (154,147,886)     97,985,359      (40,418,018)
Net Assets -- Beginning of Period ................    189,104,027        343,251,913     169,094,464      209,512,482
                                                    -------------    ---------------   -------------    -------------
Net Assets -- End of Period ......................  $ 252,331,531    $   189,104,027   $ 267,079,823    $ 169,094,464
                                                    =============    ===============   =============    =============
 Changes in Units: ...............................
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,859             13,197          12,458            7,481
 Units Redeemed ..................................         (6,907)           (16,767)         (4,706)          (6,587)
                                                    -------------    ---------------   -------------    -------------
 Net Increase (Decrease) .........................            952             (3,570)          7,752              894
                                                    =============    ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Money Market            EQ/Putnam Growth & Income Value
                                                   ----------------------------------- ---------------------------------
                                                          2003              2002             2003             2002
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (6,345,741)  $    (1,090,994)  $      (9,354)   $    (226,261)
 Net realized gain (loss) on investments .........       (4,616,816)       (7,247,892)    (11,899,008)     (14,227,809)
 Change in unrealized appreciation
  (depreciation) of investments ..................        4,701,099         6,434,155     105,393,333      (76,308,492)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       (6,261,458)       (1,904,731)     93,484,971      (90,762,562)
                                                    ---------------   ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      501,932,442       370,679,931      64,167,189       35,773,017
  Transfers between funds including
   guaranteed interest account, net ..............     (485,896,258)      (57,533,259)     (9,847,338)       1,743,531
  Transfers for contract benefits and
   terminations ..................................     (172,298,848)     (248,787,451)    (26,172,237)     (30,903,681)
  Contract maintenance charges ...................       (1,373,126)         (779,510)     (1,242,963)      (1,007,376)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (157,635,790)       63,579,711      26,904,651        5,605,491
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           50,937            17,551          42,964           39,055
                                                    ---------------   ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     (163,846,311)       61,692,531     120,432,586      (85,118,016)
Net Assets -- Beginning of Period ................      751,786,156       690,093,625     351,718,370      436,836,386
                                                    ---------------   ---------------   -------------    -------------
Net Assets -- End of Period ......................  $   587,939,845   $   751,786,156   $ 472,150,956    $ 351,718,370
                                                    ===============   ===============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           68,003            84,388          10,810            9,492
 Units Redeemed ..................................          (72,741)          (82,349)         (8,115)          (9,152)
                                                    ---------------   ---------------   -------------    -------------
 Net Increase (Decrease) .........................           (4,738)            2,039           2,695              340
                                                    ===============   ===============   =============    =============


                                                           EQ/Putnam Voyager               EQ/Small Company Index
                                                   ---------------------------------- ---------------------------------
                                                         2003              2002             2003             2002
                                                   ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,899,990)   $    (3,132,075)   $ (1,442,046)   $     (485,553)
 Net realized gain (loss) on investments .........    (20,913,527)       (29,844,308)       (568,509)       (1,654,768)
 Change in unrealized appreciation
  (depreciation) of investments ..................     69,278,542        (45,740,981)     54,420,650       (12,383,948)
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     45,465,025        (78,717,364)     52,410,095       (14,524,269)
                                                    -------------    ---------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     36,307,515         17,509,993      77,910,036        24,794,118
  Transfers between funds including
   guaranteed interest account, net ..............     (6,323,694)       (21,478,033)     44,078,993         4,733,629
  Transfers for contract benefits and
   terminations ..................................    (14,644,139)       (18,311,605)     (5,785,341)       (4,001,647)
  Contract maintenance charges ...................       (799,156)          (724,930)       (478,317)         (132,359)
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,540,526        (23,004,575)    115,725,371        25,393,741
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,129             27,155          34,116            31,641
                                                    -------------    ---------------    ------------    --------------
Increase (Decrease) in Net Assets ................     60,044,680       (101,694,784)    168,169,582        10,901,113
Net Assets -- Beginning of Period ................    194,998,087        296,692,871      72,085,320        61,184,207
                                                    -------------    ---------------    ------------    --------------
Net Assets -- End of Period ......................  $ 255,042,767    $   194,998,087    $240,254,902    $   72,085,320
                                                    =============    ===============    ============    ==============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,046              4,370          13,765             4,784
 Units Redeemed ..................................         (5,580)            (6,558)         (2,633)           (1,942)
                                                    -------------    ---------------    ------------    --------------
 Net Increase (Decrease) .........................          1,466             (2,188)         11,132             2,842
                                                    =============    ===============    ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/Technology               U.S. Real Estate (h)
                                                     -----------------------------------   ----------------------
                                                           2003               2002                  2003
                                                     ----------------   ----------------   ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  (1,285,045)     $  (1,163,405)          $   (2,617)
 Net realized gain (loss) on investments .........      (11,109,408)       (37,340,499)                 703
 Change in unrealized appreciation
  (depreciation) of investments ..................       41,419,879         (5,130,798)              50,555
                                                      -------------      -------------           ----------
 Net increase (decrease) in net assets from
  operations .....................................       29,025,426        (43,634,702)              48,641
                                                      -------------      -------------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       30,194,363          9,718,942            1,928,600
  Transfers between funds including
   guaranteed interest account, net ..............        6,289,664         (3,670,731)              81,369
  Transfers for contract benefits and
   terminations ..................................       (4,742,466)        (4,852,300)                (342)
  Contract maintenance charges ...................         (224,650)          (130,403)                  --
                                                      -------------      -------------           ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       31,516,911          1,065,508            2,009,627
                                                      -------------      -------------           ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           34,083             26,739                2,617
                                                      -------------      -------------           ----------
Increase (Decrease) in Net Assets ................       60,576,420        (42,542,455)           2,060,885
Net Assets -- Beginning of Period ................       60,272,374        102,814,829                   --
                                                      -------------      -------------           ----------
Net Assets -- End of Period ......................      120,848,794      $  60,272,374           $2,060,885
                                                      =============      =============           ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           20,720             15,360                  188
 Units Redeemed ..................................          (12,170)           (15,247)                  --
                                                      -------------      -------------           ----------
 Net Increase (Decrease) .........................            8,550                113                  188
                                                      =============      =============           ==========

-------
(a) Commenced operations on January 14, 2002.
(b) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(c) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(d) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(e) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(f) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(g) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(h) Commenced operations on September 22, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2003

1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Barr Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 48 variable investment options(1):
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation(2)
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity(3)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(4)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o AXA Rosenberg VIT Value Long/Short Equity
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(6)
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/J.P. Morgan Core Bond
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value(8)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market(5)
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager(6)
o EQ/Small Company Index
o EQ/Technology(7)
o U.S. Real Estate

----------
 (1) Effective May 18, 2001 the names of the EQAT investment options include
     EQ/.
 (2) Formerly known as EQ/Balanced.
 (3) Formerly known as EQ/Aggressive Stock.
 (4) Formerly known as EQ/High Yield.
 (5) Formerly known as EQ/Alliance Money Market.
 (6) Formerly known as EQ/Putnam Investors Growth.
 (7) Formerly known as EQ/Alliance Technology.
 (8) Formerly known as EQ/Putnam International Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Equitable Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Equitable Accumulator issued after April 1, 2002, Equitable Accumulator issued after May 1, 1997, Equitable Accumulator issued after March 1, 2000, Equitable Accumulators Elite, Plus and Select, Equitable Accumulator Elite II, Equitable Accumulator Select II deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. Equitable Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003,

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

1. Organization (Concluded)

   Equitable Accumulator Select, Equitable Accumulator Select II, Equitable Accumulator Plus, and Equitable Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Express is offered with the same variable investment options for use as an NQ or IRA. Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Equitable Accumulator Select issued after September 15, 2003 is offered with the same variable investment options for use as an NQ, IRA or TSA. The Equitable Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003 IRA, NQ, QP and TSA, the Equitable Accumulator Select, Equitable Accumulator Elite and Elite II IRA, NQ, QP and TSA, the Equitable Accumulator Select NQ, IRA and TSA, and the Equitable Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various Equitable Life variable annuity products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's statement of position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from the Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003


2. Significant Accounting Policies (Concluded)

   amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Elite, and Equitable Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Select, and Equitable Accumulator Elite.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                       Purchases        Sales
                                                    -------------- -------------
AXA Aggressive Allocation .......................    $  6,600,480   $      2,715
AXA Conservative Allocation .....................       5,314,459        223,622
AXA Conservative-Plus Allocation ................       8,840,493        261,811
AXA Moderate Allocation .........................      25,534,304     16,094,594
AXA Moderate-Plus Allocation ....................      25,534,094        364,208
AXA Premier VIP Aggressive Equity ...............      27,087,577     11,112,660
AXA Premier VIP Core Bond .......................     362,471,894     49,852,520
AXA Premier VIP Health Care .....................      79,887,893      7,199,059
AXA Premier High Yield ..........................     458,831,421     66,206,731
AXA Premier VIP International Equity ............     119,639,674     48,297,493
AXA Premier VIP Large Cap Core Equity ...........      63,286,538      5,476,243
AXA Premier VIP Large Cap Growth ................     125,207,367      7,628,599
AXA Premier VIP Large Cap Value .................     124,681,861      5,978,480
AXA Premier VIP Small/Mid Cap Growth ............     160,883,277     10,171,093
AXA Premier VIP Small/Mid Cap Value .............     133,048,705      6,641,798
AXA Premier VIP Technology ......................      61,352,846     18,359,720
AXA Rosenberg VIT Value Long/Short Equity .......         980,571          3,525
EQ/Alliance Common Stock ........................     244,763,345     61,014,937
EQ/Alliance Growth and Income ...................     273,530,529     17,920,368
EQ/Alliance Immediate Government Securities .....     288,106,205    136,446,193
EQ/Alliance International .......................     445,585,126    287,419,313
EQ/Alliance Premier Growth ......................      76,822,597     40,763,534
EQ/Alliance Quality Bond ........................     193,247,017     24,169,291
EQ/Alliance Small Cap Growth ....................     387,848,261    299,523,795
EQ/Bernstein Diversified Value ..................     405,217,623     31,103,765
EQ/Calvert Socially Responsible .................      16,275,036      2,033,187
EQ/Capital Guardian International ...............     265,540,712    119,521,303
EQ/Capital Guardian Research ....................     156,583,187     36,022,194
EQ/Capital Guardian U.S. Equity .................     297,625,040     17,452,534
EQ/Emerging Markets Equity ......................     123,743,294     61,167,888
EQ/Equity 500 Index .............................     600,217,426    200,442,014
EQ/Evergreen Omega ..............................      56,790,500      3,377,405
EQ/FI MidCap ....................................     261,113,585     15,483,578
EQ/FI Small/Mid Cap Value .......................     193,061,223     19,174,194
EQ/JP Morgan Core Bond ..........................     428,669,395    136,546,905
EQ/Janus Large Cap Growth .......................      60,684,023     16,624,623
EQ/Lazard Small Cap Value .......................     228,652,825     33,595,297
EQ/Marsico Focus ................................     443,721,017      9,929,449
EQ/Mercury Basic Value Equity ...................     209,010,954     17,850,586

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

3. Purchases and Sales of Investments (Concluded)

                                                  Purchases          Sales
                                              ---------------- ----------------
EQ/Mercury International Value ............      267,712,034      193,394,070
EQ/MFS Emerging Growth Companies ..........       64,713,104       56,960,871
EQ/MFS Investors Trust ....................       75,178,507       19,531,280
EQ/Money Market ...........................    1,184,509,865    1,348,268,025
EQ/Putnam Growth and Income Value .........       88,745,489       61,807,230
EQ/Putnam Voyager .........................       59,214,703       47,535,037
EQ/Small Company Index ....................      124,914,965       10,597,523
EQ/Technology .............................       60,356,945       30,090,995
U.S Real Estate ...........................        2,029,640           20,013

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% to 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP. AXA Rosenberg Investment Management LLC serves as investment manager for the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------------
 May 2, 2003         Removed Portfolio                          Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                     EQ/International Equity Index Portfolio    EQ/Alliance International Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B      10,628,740                                10,208,338
Value -- Class B     $ 75,262,126                              $ 75,262,126
Net Assets before    $ 75,262,126                              $ 44,189,284
Net Assets after                                               $119,451,410
-----------------------------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio                        Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                      EQ/MFS Research Portfolio                EQ/Capital Guardian Research Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B      28,166,798                                28,318,252
Value -- Class B     $247,678,229                              $247,678,229
Net Assets before    $247,678,229                              $ 89,132,261
Net Assets after                                               $336,810,490
-----------------------------------------------------------------------------------------------------
                     EQ/Alliance Growth Investors Portfolio    EQ/Balanced Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B       1,893,178                                 2,046,157
Value -- Class B     $ 26,463,915                              $ 26,463,915
Net Assets before    $ 26,463,915                              $ 86,658,237
Net Assets after                                               $113,122,152
-----------------------------------------------------------------------------------------------------
                     EQ/Alliance Global Portfolio              EQ/Alliance International Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B       1,327,647                                 2,127,390
Value -- Class B     $ 15,620,807                              $ 15,620,807
Net Assets before    $ 15,620,807                              $ 12,598,522
Net Assets after                                               $ 28,219,329
-----------------------------------------------------------------------------------------------------
 July 12, 2002       Removed Portfolio                         Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                     EQ/AXP New Dimensions                     EQ/Capital Guardian U.S.
                     Portfolio                                 Equity Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B         199,156                               143,629,467
Value -- Class B     $  1,152,217                              $  1,152,217
Net Assets before    $  1,152,217                              $139,282,381
Net Assets after                                               $140,434,598
-----------------------------------------------------------------------------------------------------
                     EQ/AXP Strategy                           EQ/Alliance Small
                     Aggressive Portfolio                      Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B         110,236                                    34,389
Value -- Class B     $    328,529                              $    328,529
Net Assets before    $    328,529                              $157,608,140
Net Assets after                                               $157,936,669
-----------------------------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected select from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged in the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:

                                                                            Asset-based                    Current     Maximum
                                                          Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                          Expense Risks       Charge          Charge        Charge     Charge
                                                         --------------- ---------------- -------------- ----------- ----------
Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Equitable Accumulator Express ........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ........................................   0.90%           0.30%            --             1.20%       1.20%
Equitable Accumulator issued after April 1, 2002 .....   0.75%           0.25%            0.20%          1.20%       1.20%
Equitable Accumulator issued after
  September 15, 2003 .................................   0.75%           0.30%            0.20%          1.25%       1.25%
Equitable Accumulator issued after May 1, 1997 .......   1.10%           0.25%            --             1.35%       1.35%
Equitable Accumulator Plus ...........................   0.90%           0.25%            0.25%          1.40%       1.40%
Equitable Accumulator Plus issued after
  September 15, 2003 .................................   0.90%           0.35%            0.25%          1.50%       1.50%
Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Equitable Accumulator Elite, Plus, Select ............   1.10%           0.25%            0.25%          1.60%       1.60%
Equitable Accumulator Elite issued after
  September 15, 2003 .................................   1.10%           0.30%            0.25%          1.65%       1.65%
Equitable Accumulator Select issued after
  September 15, 2003 .................................   1.10%           0.25%            0.35%          1.70%       1.70%
Equitable Accumulator Elite II .......................   1.10%           0.25%            0.45%          1.80%       1.80%
Equitable Accumulator Select II ......................   1.10%           0.35%            0.45%          1.90%       1.90%

The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                          When charge
Charges                                   is deducted                    Amount deducted                    How deducted
-------------------------------  -------------------------------  -------------------------------  -------------------------------
Charges for state premium        At time of transaction           Varies by state                  Applied to an annuity payout
and other applicable taxes                                                                         option

Charge for Trust expenses        Daily                            Varies by portfolio              Unit value

Annual Administrative charge     Annually on each contract        Depending on account value,      Unit liquidation from
                                 date anniversary.                in Years 1 to 2 lesser of $30    account value
                                                                  or 2% of account value,
                                                                  thereafter $30

Variable Immediate Annuity       At time of transaction           $350 annuity administrative      Unit liquidation from
payout option administrative                                      fee                              account value
fee

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges (Concluded)

                                          When charge
Charges                                   is deducted                    Amount deducted                    How deducted
-------------------------------  -------------------------------  -------------------------------  -------------------------------
Withdrawal charge                At time of transaction           Low - During the first seven     Unit liquidation from account
                                                                  contract years following a       value
                                                                  contribution, a 7% charge is
                                                                  deducted from amounts withdrawn
                                                                  that exceed 10% of your account
                                                                  value.

                                                                  High - During the first eight
                                                                  contract years following a
                                                                  contribution, a charge will be
                                                                  deducted from amounts
                                                                  withdrawn that exceed 10% of
                                                                  your account value. The charge
                                                                  is 8% in the first two
                                                                  contract years following a
                                                                  contribution; the charge is 7%
                                                                  in the third and fourth
                                                                  contract years following a
                                                                  contribution; thereafter it
                                                                  declines by 1% each year in
                                                                  the fifth to eighth contract
                                                                  year

BaseBuilder benefit charge       Annually on each contract        0.30%                            Unit liquidation from account
                                 date anniversary.                                                 value

Protection Plus                  Annually on each contract        Low - 0.20%                      Unit liquidation from account
                                 date anniversary.                                                 value
                                                                  High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85       Annually on each contract        Low - 0.20% of the Annual        Unit liquidation from account
                                 date anniversary.                rachet to age 85 benefit base    value

                                                                  High - 0.30% of the Annual
                                                                  rachet to age 85 benefit base

  Greater of 5% rollup to age    Annually on each contract        0.50% of the greater of 5%       Unit liquidation from account
  85 or annual rachet to age 85  date anniversary.                roll-up to age 85 or annual      value
                                                                  rachet to age 85 benefit base

  6% rollup to age 85            Annually on each contract        Low - 0.35% of the 6%            Unit liquidation from account
                                 date anniversary.                roll-up to age 85 benefit base   value

                                                                  High - 0.45% of the 6%
                                                                  roll-up to age 85 benefit base

  Greater of 6% rollup to age    Annually on each contract        Low - 0.45% of the 6%            Unit liquidation from account
  85 or annual rachet to age     date anniversary.                roll-up to age 85 benefit base   value
  85                                                              or the Annual ratchet to age
                                                                  85 benefit base, as applicable

                                                                  High - 0.60% of the 6%
                                                                  roll-up to age 85 benefit base
                                                                  or the Annual ratchet to age
                                                                  85 benefit base, as applicable

Guaranteed Minimum Income        Annually on each contract        Low - 0.45%                      Unit liquidation from account
Benefit                          date anniversary.                                                 value
                                                                  High - 0.60%

Guaranteed Principal Benefit     Annually on first 10 contract    0.05%                            Unit liquidation from account
charge                           date anniversaries                                                value

Net Loan Interest charge for     At time of transaction           2.00%                            Unit liquidation from account
Rollover TSA contracts only.                                                                       value

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
-------------------------
  2003   Unit Value 1.25% to 1.70%
         Lowest contract charge 1.25% Class B (t)       $ 10.68               --                --            --            6.80%
         Highest contract charge 1.70% Class B (t)      $ 10.66               --                --            --            6.62%
         All contract charges                                --              625          $  6,664          1.20%             --
AXA Conservative Allocation
---------------------------
  2003   Unit Value 1.25% to 1.70%                           --               --                --            --              --
         Lowest contract charge 1.25% Class B (t)       $ 10.32               --                --            --            3.76%
         Highest contract charge 1.70% Class B (t)      $ 10.30               --                --            --            3.00%
         All contract charges                                --              483          $  4,989          3.76%             --
AXA Conservative-Plus Allocation
--------------------------------
  2003   Unit Value 1.25% to 1.70%                           --               --                --            --              --
         Lowest contract charge 1.25% Class B (t)       $ 10.42               --                --            --            4.83%
         Highest contract charge 1.70% Class B (t)      $ 10.41               --                --            --            4.10%
         All contract charges                                --              821          $  8,552          4.83%             --
AXA Moderate Allocation (r)(j)
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --               --                --            --              --
         Lowest contract charges 0.50% Class B (m)      $ 48.11               --                --            --           18.54%
         Highest contract charges 1.90% Class B (a)     $ 37.31               --                --            --           16.86%
         All contract charges                                --           18,997          $653,817          3.59%             --
  2002   Lowest contract charges 0.50% Class B (m)      $ 40.59               --                --            --          (11.86)%
         Highest contract charges 1.90% Class B (a)     $ 31.93               --                --            --          (14.37)%
         All contract charges                                --            3,929          $137,208          2.19%             --
  2001   Lowest contract charges 0.95% Class B (d)      $ 43.48               --                --            --          ( 5.55)%
         Highest contract charges 1.90% Class B (a)     $ 37.29               --                --            --            5.14%
         All contract charges                                --              507          $ 20,337          3.88%             --
  2000   Lowest contact charges 0.95% Class B                --               --                --            --              --
         Highest contract charges 1.60% Class B              --               --                --            --              --
         All contract charges                                --               --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --               --                --            --              --
         Highest contact charges 1.60% Class B               --               --                --            --              --
         All contract charges                                --               --                --            --              --
AXA Moderate-Plus Allocation
----------------------------
  2003   Unit Value 1.25% to 1.70%                          --                --                --            --              --
         Lowest contract charge 1.25% Class B (t)      $ 10.68                --                --            --            6.80%
         Highest contract charge 1.70% Class B (t)     $ 10.66                --                --            --            6.60%
         All contract charges                               --             2,415          $ 25,768          2.70%             --
AXA Premier VIP Aggressive Equity
---------------------------------
  2003   Unit Value 0.50% to 1.90%*                         --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)     $ 56.83                --                --            --           36.82%
         Highest contract charges 1.90% Class B (a)    $ 44.08                --                --            --           34.92%
         All contract charges                               --             2,180          $101,344          0.00%             --
  2002   Lowest contract charges 0.50% Class B (h)     $ 41.54                --                --            --          (29.22)%
         Highest contract charges 1.90% Class B (a)    $ 32.67                --                --            --          (30.23)%
         All contract charges                               --             1,711          $ 60,793          0.01%             --
  2001   Lowest contract charges 0.50% Class B (h)     $ 58.69                --                --            --          (25.55)%
         Highest contract charges 1.90% Class B (a)    $ 46.83                --                --            --           13.23%
         All contract charges                               --             1,907          $ 96,588          0.28%             --
  2000   Lowest contact charges 0.50% Class B (h)      $ 78.83                --                --            --          (13.77)%
         Highest contract charges 1.60% Class B        $ 66.77                --                --            --          (14.73)%
         All contract charges                               --             1,965          $135,269          0.17%             --
  1999   Lowest contact charges 0.95% Class B (d)      $ 85.83                --                --            --           17.42%
         Highest contact charges 1.60% Class B         $ 78.30                --                --            --           16.64%
         All contract charges                               --             1,517          $123,032          0.14%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Core Bond
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 11.11                --                --            --         3.67%
         Highest contract charge 1.90% Class B (l)      $ 10.80                --                --            --         1.79%
         All contract charges                                --            47,365          $516,125          3.67%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.76                --                --            --         5.39%
         Highest contract charge 1.90% Class B (l)      $ 10.61                --                --            --         4.02%
         All contract charges                                --            19,201          $204,776          5.63%          --
AXA Premier VIP Health Care
---------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.16                --                --            --        27.47%
         Highest contract charge 1.90% Class B (l)      $  9.87                --                --            --        25.73%
         All contract charges                                --            11,382          $113,739          1.55%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.97                --                --            --       (19.41)%
         Highest contract charge 1.90% Class B (l)      $  7.85                --                --            --       (20.63)%
         All contract charges                                --             3,195          $ 25,215            --           --
AXA Premier VIP High Yield
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charges 0.50% Class B (h)      $ 31.80                --                --            --        21.93%
         Highest contract charges 1.90% Class B (a)     $ 24.99                --                --            --        20.21%
         All contract charges                                --            25,622          $673,178          7.02%          --
  2002   Lowest contract charges 0.50% Class B (h)      $ 26.08                --                --            --       ( 3.41)%
         Highest contract charges 1.90% Class B (a)     $ 20.79                --                --            --       ( 4.76)%
         All contract charges                                --            10,205          $228,627         10.07%          --
  2001   Lowest contract charges 0.50% Class B (h)      $ 27.00                --                --            --         0.19%
         Highest contract charges 1.90% Class B (a)     $ 21.83                --                --            --         5.85%
         All contract charges                                --             8,008          $187,477         10.30%          --
  2000   Lowest contact charges 0.50% Class B (h)       $ 26.95                --                --            --       ( 9.35)%
         Highest contract charges 1.60% Class B         $ 23.07                --                --            --       (10.34)%
         All contract charges                                --             6,613          $156,909         11.18%          --
  1999   Lowest contact charges 0.95% Class B (d)       $ 28.03                --                --            --       ( 4.50)%
         Highest contact charges 1.60% Class B          $ 25.73                --                --            --       ( 5.13)%
         All contract charges                                --             5,951          $157,921         12.15%          --
AXA Premier International Equity
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.52                --                --            --        33.67%
         Highest contract charge 1.90% Class B (l)      $ 10.23                --                --            --        31.83%
         All contract charges                                --            11,346          $117,579          0.85%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.87                --                --            --       (18.61)%
         Highest contract charge 1.90% Class B (l)      $  7.76                --                --            --       (19.75)%
         All contract charges                                --             3,212          $ 25,053            --           --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  9.83                --                --            --        27.46%
         Highest contract charge 1.90% Class B (l)      $  9.55                --                --            --        25.66%
         All contract charges                                --            10,567          $102,131          0.19%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.71                --                --            --       (22.59)%
         Highest contract charge 1.90% Class B (l)      $  7.60                --                --            --       (23.69)%
         All contract charges                                --             3,689          $ 28,181          0.49%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.90                --                --            --           30.12%
         Highest contract charge 1.90% Class B (l)     $   8.65                --                --            --           28.15%
         All contract charges                                --            22,496          $197,050            --              --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   6.84                --                --            --          (30.13)%
         Highest contract charge 1.90% Class B (l)     $   6.75                --                --            --          (30.98)%
         All contract charges                                --             7,258          $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $  10.40                --                --            --           30.32%
         Highest contract charge 1.90% Class B (l)     $  10.11                --                --            --           28.63%
         All contract charges                                --            20,239          $206,969          2.87%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   7.98                --                --            --          (18.82)%
         Highest contract charge 1.90% Class B (l)     $   7.86                --                --            --          (20.04)%
         All contract charges                                --             6,974          $ 55,122          1.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.72                --                --            --           39.52%
         Highest contract charge 1.90% Class B (l)     $   8.48                --                --            --           37.67%
         All contract charges                                --            28,678          $246,717          2.16%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   6.25                --                --            --          (36.61)%
         Highest contract charge 1.90% Class B (l)     $   6.16                --                --            --          (37.46)%
         All contract charges                                --             8,322          $ 51,568            --              --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $  10.40                --                --            --           39.95%
         Highest contract charge 1.90% Class B (l)     $  10.11                --                --            --           37.90%
         All contract charges                                --            21,347          $218,393          0.94%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   7.43                --                --            --          (23.64)%
         Highest contract charge 1.90% Class B (l)     $   7.33                --                --            --          (24.59)%
         All contract charges                                --             6,540          $ 48,169            --              --
AXA Premier VIP Technology
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.96                --                --            --           56.90%
         Highest contract charge 1.90% Class B (l)     $   8.71                --                --            --           54.71%
         All contract charges                                --             7,597          $ 67,141          4.79%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   5.71                --                --            --          (44.02)%
         Highest contract charge 1.90% Class B (l)     $   5.63                --                --            --          (44.75)%
         All contract charges                                --             2,311          $ 13,072            --              --
AXA Rosenberg VIT Value Long/Short Equity
-----------------------------------------
  2003   Unit Value 1.25% to 1.70%                           --                --                --            --              --
         Lowest contract charge 1.25% Class B (t)      $  10.17                --                --            --            1.72%
         Highest contract charge 1.70% Class B (t)     $  10.16                --                --            --            1.60%
         All contract charges                                --                95          $    966            --              --
EQ/Alliance Common Stock
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)     $ 268.33                --                --            --           48.81%
         Highest contract charges 1.90% Class B (a)    $ 180.69                --                --            --           46.72%
         All contract charges                                --             5,325          $877,988          1.30%             --

                                      A-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
  2002   Lowest contract charges 0.50% Class B (h)      $ 180.32               --                --            --           (33.67)%
         Highest contract charges 1.90% Class B (a)     $ 123.15               --                --            --           (34.61)%
         All contract charges                                 --            3,226          $453,046          0.05%              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 271.84               --                --            --           (11.19)%
         Highest contract charges 1.90% Class B (a)     $ 188.32               --                --            --             9.33%
         All contract charges                                 --            3,478          $743,618          2.15%              --
  2000   Lowest contact charges 0.50% Class B (h)       $ 306.09               --                --            --           (14.67)%
         Highest contract charges 1.60% Class B         $ 232.08               --                --            --           (15.61)%
         All contract charges                                 --            3,465          $846,591          0.45%              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 321.89               --                --            --            23.70%
         Highest contact charges 1.60% Class B          $ 275.01               --                --            --            22.89%
         All contract charges                                 --            2,804          $817,163          0.58%              --
EQ/Alliance Growth and Income
-----------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  27.85               --                --            --            29.80%
         Highest contract charges 1.90% Class B (l)     $  24.09               --                --            --            27.93%
         All contract charges                                 --           17,280          $427,793          1.61%              --
  2002   Lowest contract charges 0.50% Class B (l)      $  21.46               --                --            --           (20.16)%
         Highest contract charges 1.90% Class B (l)     $  18.83               --                --            --           (21.21)%
         All contract charges                                 --            5,280          $104,247          2.86%              --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --               --
         Highest contract charges 1.90% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  2000   Lowest contact charges 0.50% Class B                 --               --                --            --               --
         Highest contract charges 1.60% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  1999   Lowest contact charges 0.95% Class B                 --               --                --            --               --
         Highest contact charges 1.60% Class B                --               --                --            --               --
         All contract charges                                 --               --                --            --               --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  20.69               --                --            --             1.61%
         Highest contract charges 1.90% Class B (l)     $  17.27               --                --            --             0.22%
         All contract charges                                 --           17,987          $328,020          4.53%              --
  2002   Lowest contract charges 0.50% Class B (l)      $  20.36               --                --            --             8.41%
         Highest contract charges 1.90% Class B (l)     $  17.23               --                --            --             7.22%
         All contract charges                                 --           10,061          $183,406         10.01%              --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --               --
         Highest contract charges 1.90% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  2000   Lowest contact charges 0.50% Class B                 --               --                --            --               --
         Highest contract charges 1.60% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  1999   Lowest contact charges 0.95% Class B                 --               --                --            --               --
         Highest contact charges 1.60% Class B                --               --                --            --               --
         All contract charges                                 --               --                --            --               --
EQ/Alliance International (q)(s)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  12.29               --                --            --            34.47%
         Highest contract charges 1.90% Class B (l)     $  10.86               --                --            --            32.60%
         All contract charges                                 --           20,522          $232,935          2.53%              --
  2002   Lowest contract charges 0.50% Class B (l)      $   9.14               --                --            --           ( 9.33)%
         Highest contract charges 1.90% Class B (l)     $   8.19               --                --            --           (10.49)%
         All contract charges                                 --            3,406          $ 29,069            --               --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance International (q)(s)
--------------------------------
  2001   Lowest contract charges 0.50% Class B               --                --                --            --              --
         Highest contract charges 1.90% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Alliance Premier Growth
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B(h)       $  6.12                --                --            --           22.65%
         Highest contract charges 1.90% Class B (a)     $  5.73                --                --            --           20.89%
         All contract charges                                --            55,750          $326,649            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  4.99                --                --            --          (31.55)%
         Highest contract charges 1.90% Class B (a)     $  4.74                --                --            --          (32.48)%
         All contract charges                                --            48,237          $232,039            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  7.29                --                --            --          (24.30)%
         Highest contract charges 1.90% Class B (a)     $  7.02                --                --            --            4.83%
         All contract charges                                --            49,585          $347,643          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  9.63                --                --            --          (18.80)%
         Highest contract charges 1.60% Class B (c)     $  9.45                --                --            --          (19.71)%
         All contract charges                                --            41,078          $388,954          0.79%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.82                --                --            --           18.24%
         Highest contact charges 1.60% Class B (c)      $ 11.77                --                --            --           17.72%
         All contract charges                                --            14,323          $168,756          0.73%             --
EQ/Alliance Quality Bond
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (l)      $ 16.96                --                --            --            3.03%
         Highest contract charges 1.90% Class B (l)     $ 14.67                --                --            --            1.59%
         All contract charges                                --            16,832          $258,083          3.60%             --
  2002   Lowest contract charges 0.50% Class B (l)      $ 16.46                --                --            --            5.92%
         Highest contract charges 1.90% Class B (l)     $ 14.44                --                --            --            4.49%
         All contract charges                                --             5,930          $ 89,679          7.92%             --
  2001   Lowest contract charges 0.50% Class B               --                --                --            --              --
         Highest contract charges 1.90% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Alliance Small Cap Growth (o)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.47                --                --            --           40.21%
         Highest contract charges 1.90% Class B (a)     $ 13.16                --                --            --           38.25%
         All contract charges                                --            24,622          $333,931            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.32                --                --            --          (30.55)%
         Highest contract charges 1.90% Class B (a)     $  9.52                --                --            --          (31.56)%
         All contract charges                                --            16,457          $160,910            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.86                --                --            --          (13.70)%
         Highest contract charges 1.90% Class B (a)     $ 13.91                --                --            --           14.37%
         All contract charges                                --            14,714          $209,134          1.04%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (o)
--------------------------------
  2000   Lowest contact charges 0.50% Class B (h)       $ 17.22                --                --            --           13.08%
         Highest contract charges 1.60% Class B         $ 16.53                --                --            --           11.84%
         All contract charges                                --            13,841          $230,265            --              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 15.04                --                --            --           26.41%
         Highest contact charges 1.60% Class B          $ 14.78                --                --            --           25.57%
         All contract charges                                --             7,780          $115,688            --              --
EQ/Bernstein Diversified Value
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.56                --                --            --           28.17%
         Highest contract charges 1.90% Class B (a)     $ 12.45                --                --            --           26.28%
         All contract charges                                --            70,973          $907,823          1.69%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.58                --                --            --          (14.05)%
         Highest contract charges 1.90% Class B (a)     $  9.86                --                --            --          (15.29)%
         All contract charges                                --            36,996          $373,343          1.59%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.31                --                --            --            2.50%
         Highest contract charges 1.90% Class B (a)     $ 11.64                --                --            --            7.18%
         All contract charges                                --            21,630          $256,192          1.05%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 12.01                --                --            --           (2.45)%
         Highest contract charges 1.60% Class B         $ 11.61                --                --            --           (3.57)%
         All contract charges                                --            14,989          $174,965          0.89%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 12.20                --                --            --            2.55%
         Highest contact charges 1.60% Class B          $ 12.04                --                --            --            1.95%
         All contract charges                                --            11,006          $133,082          2.97%             --
EQ/Calvert Socially Responsible
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (k)      $  8.25                --                --            --           27.31%
         Highest contract charges 1.90% Class B (a)     $  7.75                --                --            --           25.41%
         All contract charges                                --             2,756          $ 21,924            --              --
  2002   Lowest contract charges 0.50% Class B (k)      $  6.48                --                --            --          (26.78)%
         Highest contract charges 1.90% Class B (a)     $  6.18                --                --            --          (27.80)%
         All contract charges                                --               731          $  4,578            --              --
  2001   Lowest contract charges 0.50% Class B (k)      $  8.85                --                --            --            2.89%
         Highest contract charges 1.90% Class B (a)     $  8.56                --                --            --            7.16%
         All contract charges                                --                38          $    328            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Capital Guardian International
---------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  9.92                --                --            --           31.91%
         Highest contract charges 1.90% Class B (a)     $  9.29                --                --            --           30.11%
         All contract charges                                --            34,025          $323,809          1.54%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.52                --                --            --          (15.51)%
         Highest contract charges 1.90% Class B (a)     $  7.14                --                --            --          (16.69)%
         All contract charges                                --            15,843          $114,882          1.42%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.90                --                --            --          (21.24)%
         Highest contract charges 1.90% Class B (a)     $  8.57                --                --            --            7.25%
         All contract charges                                --            11,548          $ 99,965          1.77%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.30                --                --            --          (19.50)%
         Highest contract charges 1.60% Class B (c)     $ 11.09                --                --            --          (20.39)%
         All contract charges                                --             9,845          $109,358          0.47%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International
---------------------------------
  1999   Lowest contact charges 0.95% Class B (d)       $ 14.00                --                --            --           39.96%
         Highest contact charges 1.60% Class B (c)      $ 13.93                --                --            --           39.35%
         All contract charges                                --             2,778          $ 38,743            --              --
EQ/Capital Guardian Research (p)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.76                --                --            --           30.90%
         Highest contract charges 1.90% Class B (a)     $ 10.07                --                --            --           29.10%
         All contract charges                                --            54,622          $562,488          0.48%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  8.22                --                --            --          (25.07)%
         Highest contract charges 1.90% Class B (a)     $  7.80                --                --            --          (26.14)%
         All contract charges                                --            40,818          $324,026          0.43%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 10.97                --                --            --           (2.49)%
         Highest contract charges 1.90% Class B (a)     $ 10.56                --                --            --           11.48%
         All contract charges                                --             7,485          $ 79,895          0.22%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.25                --                --            --            5.38%
         Highest contract charges 1.60% Class B (c)     $ 11.04                --                --            --            4.15%
         All contract charges                                --             5,673          $ 62,742          1.69%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.64                --                --            --            6.42%
         Highest contact charges 1.60% Class B (c)      $ 10.60                --                --            --            5.95%
         All contract charges                                --             1,972          $ 20,913          0.42%             --
EQ/Capital Guardian U.S. Equity (n)
-----------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.71                --                --            --           35.74%
         Highest contract charges 1.90% Class B (a)     $ 10.02                --                --            --           33.78%
         All contract charges                                --            56,813          $583,096          0.39%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.89                --                --            --          (24.06)%
         Highest contract charges 1.90% Class B (a)     $  7.49                --                --            --          (25.10)%
         All contract charges                                --            24,868          $189,328          0.42%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 10.39                --                --            --           (2.53)%
         Highest contract charges 1.90% Class B (a)     $ 10.00                --                --            --           12.51%
         All contract charges                                --            16,170          $163,523          0.32%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.66                --                --            --            3.07%
         Highest contract charges 1.60% Class B (c)     $ 10.46                --                --            --            1.95%
         All contract charges                                --            11,617          $121,719          2.33%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.31                --                --            --            3.07%
         Highest contact charges 1.60% Class B (c)      $ 10.26                --                --            --            2.62%
         All contract charges                                --             5,350          $ 54,949          1.28%             --
EQ/Emerging Markets Equity
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  9.21                --                --            --           55.05%
         Highest contract charges 1.90% Class B (a)     $  8.42                --                --            --           53.09%
         All contract charges                                --            18,796          $164,082          1.03%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  5.94                --                --            --           (6.31)%
         Highest contract charges 1.90% Class B (a)     $  5.50                --                --            --           (7.72)%
         All contract charges                                --            10,375          $ 58,530            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  6.34                --                --            --          ( 5.65)%
         Highest contract charges 1.90% Class B (a)     $  5.96                --                --            --           27.64%
         All contract charges                                --             9,079          $ 55,188            --              --
  2000   Lowest contact charges 0.50% Class B (h)       $  6.72                --                --            --          (40.34)%
         Highest contract charges 1.60% Class B         $  6.47                --                --            --          (41.02)%
         All contract charges                                --             8,892          $ 57,855            --              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.15                --                --            --           93.89%
         Highest contact charges 1.60% Class B          $ 10.97                --                --            --           92.46%
         All contract charges                                --             4,873          $ 53,732            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (i)
-----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (h)      $ 25.65                --                 --           --           27.21%
         Highest contract charges 1.90% Class B (a)     $ 22.31                --                 --           --           25.40%
         All contract charges                                --            50,505         $1,166,468         1.51%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 20.16                --                 --           --          (22.79)%
         Highest contract charges 1.90% Class B (a)     $ 17.79                --                 --           --          (23.88)%
         All contract charges                                --            30,324         $  561,948         1.04%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 26.11                --                 --           --          (12.62)%
         Highest contract charges 1.90% Class B (a)     $ 23.37                --                 --           --            7.81%
         All contract charges                                --            24,226         $  586,435         0.85%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 29.88                --                 --           --          (10.26)%
         Highest contract charges 1.60% Class B (f)     $ 27.69                --                 --           --          (11.24)%
         All contract charges                                --            22,202         $  622,118         1.96%             --
  1999   Lowest contact charges 1.35% Class B           $ 31.67                --                 --           --           18.48%
         Highest contact charges 1.35% Class B          $ 31.67                --                 --           --           18.48%
         All contract charges                                --                --                 --         0.91%             --
EQ/Evergreen Omega
------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (m)      $  8.23                --                 --           --           37.40%
         Highest contract charges 1.90% Class B (a)     $  7.67                --                 --           --           35.51%
         All contract charges                                --             9,822         $   78,212           --              --
  2002   Lowest contract charges 0.50% Class B (m)      $  5.99                --                 --           --          (24.37)%
         Highest contract charges 1.90% Class B (a)     $  5.66                --                 --           --          (25.43)%
         All contract charges                                --             2,262         $   13,052           --              --
  2001   Lowest contract charges 0.95% Class B (d)      $  7.81                --                 --           --          (17.79)%
         Highest contract charges 1.90% Class B (a)     $  7.59                --                 --           --            8.89%
         All contract charges                                --               464         $    3,565         0.01%             --
  2000   Lowest contact charges 0.95% Class B (d)       $  9.50                --                 --           --          (12.60)%
         Highest contract charges 1.60% Class B (b)     $  9.38                --                 --           --          (13.15)%
         All contract charges                                --               261         $    2,455         0.30%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.87                --                 --           --            8.68%
         Highest contact charges 1.60% Class B (b)      $ 10.80                --                 --           --            7.97%
         All contract charges                                --                97         $    1,050         0.66%             --
EQ/FI Mid Cap
-------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.01                --                 --           --           42.80%
         Highest contract charges 1.90% Class B (a)     $  9.55                --                 --           --           40.88%
         All contract charges                                --            49,567         $  483,002           --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.01                --                 --           --          (18.87)%
         Highest contract charges 1.90% Class B (a)     $  6.78                --                 --           --          (20.05)%
         All contract charges                                --            18,844         $  129,102         0.01%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.64                --                 --           --          (13.86)%
         Highest contract charges 1.90% Class B (a)     $  8.48                --                 --           --           16.73%
         All contract charges                                --             9,447         $   80,508         0.23%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.03                --                 --           --            0.26%
         Highest contract charges 1.60% Class B (g)     $  9.99                --                 --           --           (0.01)%
         All contract charges                                --             1,874         $   18,728         0.41%             --
  1999   Lowest contact charges 0.95% Class B                --                --                 --           --              --
         Highest contact charges 1.60% Class B (d)           --                --                 --           --              --
         All contract charges                                --                --                 --           --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/FI Small/Mid Cap Value
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.12                --                --            --           32.65%
         Highest contract charges 1.90% Class B (a)     $ 11.94                --                --            --           30.78%
         All contract charges                                --            35,841          $441,408          0.48%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.89                --                --            --          (15.18)%
         Highest contract charges 1.90% Class B (a)     $  9.13                --                --            --          (16.32)%
         All contract charges                                --            18,536          $173,781          0.70%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 11.66                --                --            --            3.46%
         Highest contract charges 1.90% Class B (a)     $ 10.91                --                --            --           13.94%
         All contract charges                                --             7,454          $ 82,875          0.97%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.27                --                --            --            4.61%
         Highest contract charges 1.60% Class B (g)     $ 10.82                --                --            --            3.46%
         All contract charges                                --               681          $  7,396          2.30%             --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/J.P. Morgan Core Bond
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.19                --                --            --            2.84%
         Highest contract charges 1.90% Class B (a)     $ 13.04                --                --            --            1.48%
         All contract charges                                --            72,059          $963,308          3.72%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 13.80                --                --            --            9.09%
         Highest contract charges 1.90% Class B (a)     $ 12.85                --                --            --            7.44%
         All contract charges                                --            51,512          $676,993          5.39%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.65                --                --            --            7.39%
         Highest contract charges 1.90% Class B (a)     $ 11.96                --                --            --           (0.84)%
         All contract charges                                --            34,831          $423,723          5.43%             --
  2000   Lowest contact charges 0.50% Class B (d)       $ 11.78                --                --            --           10.93%
         Highest contract charges 1.60% Class B         $ 11.40                --                --            --            9.72%
         All contract charges                                --            20,320          $232,778          6.03%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.53                --                --            --           (2.53)%
         Highest contact charges 1.60% Class B          $ 10.39                --                --            --           (3.17)%
         All contract charges                                --            15,003          $156,534          5.52%             --
EQ/Janus Large Cap Growth
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  5.60                --                --            --           25.28%
         Highest contract charges 1.90% Class B (a)     $  5.34                --                --            --           23.33%
         All contract charges                                --            28,669          $156,361            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  4.47                --                --            --          (30.70)%
         Highest contract charges 1.90% Class B (a)     $  4.33                --                --            --          (31.60)%
         All contract charges                                --            19,297          $ 84,342            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  6.45                --                --            --          (23.40)%
         Highest contract charges 1.90% Class B (a)     $  6.33                --                --            --           10.07%
         All contract charges                                --            12,636          $ 80,396          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  8.42                --                --            --          (15.82)%
         Highest contract charges 1.60% Class B (g)     $  8.39                --                --            --          (16.13)%
         All contract charges                                --             3,233          $ 18,736          0.32%             --
  1999   Lowest contact charges 0.95% Class B (g)            --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Lazard Small Cap Value
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 15.15                --                --            --           36.75%
         Highest contract charges 1.90% Class B (a)     $ 13.92                --                --            --           34.75%
         All contract charges                                --            38,520          $549,902          1.38%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 11.08                --                --            --          (14.31)%
         Highest contract charges 1.90% Class B (a)     $ 10.33                --                --            --          (15.47)%
         All contract charges                                --            22,123          $233,903          0.79%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.93                --                --            --           17.12%
         Highest contract charges 1.90% Class B (a)     $ 12.22                --                --            --           17.57%
         All contract charges                                --            13,643          $169,843          4.42%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.04                --                --            --           17.93%
         Highest contract charges 1.60% Class B         $ 10.68                --                --            --           16.69%
         All contract charges                                --             9,962          $106,984          2.89%             --
  1999   Lowest contact charges 0.95% Class B (d)       $  9.28                --                --            --            0.77%
         Highest contact charges 1.60% Class B          $  9.15                --                --            --            0.11%
         All contract charges                                --             6,892          $ 63,403          1.21%             --
EQ/Marsico Focus
----------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (k)      $ 13.06                --                --            --           30.45%
         Highest contract charges 1.90% Class B (a)     $ 12.63                --                --            --           28.62%
         All contract charges                                --            50,777          $646,010            --              --
  2002   Lowest contract charges 0.50% Class B (k)      $ 10.01                --                --            --          (11.96)%
         Highest contract charges 1.90% Class B (a)     $  9.82                --                --            --          (13.25)%
         All contract charges                                --            11,834          $116,998          0.04%             --
  2001   Lowest contract charges 0.50% Class B (k)      $ 11.37                --                --            --           13.36%
         Highest contract charges 1.90% Class B (a)     $ 11.32                --                --            --            6.88%
         All contract charges                                --               328          $  3,718            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Mercury Basic Value Equity
-----------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (m)      $ 19.38                --                --            --           30.58%
         Highest contract charges 1.90% Class B (a)     $ 17.63                --                --            --           28.69%
         All contract charges                                --            25,890          $466,739          0.68%             --
  2002   Lowest contract charges 0.50% Class B (m)      $ 14.84                --                --            --          (17.09)%
         Highest contract charges 1.90% Class B (a)     $ 13.70                --                --            --          (18.26)%
         All contract charges                                --            13,004          $183,216          1.18%             --
  2001   Lowest contract charges 0.95% Class B (b)      $ 17.53                --                --            --            4.53%
         Highest contract charges 1.90% Class B (a)     $ 16.76                --                --            --           14.66%
         All contract charges                                --             8,262          $141,613          3.46%             --
  2000   Lowest contact charges 0.95% Class B (d)       $ 16.77                --                --            --           10.77%
         Highest contract charges 1.60% Class B         $ 16.37                --                --            --           10.01%
         All contract charges                                --             7,266          $119,837          5.55%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 15.14                --                --            --           17.81%
         Highest contact charges 1.60% Class B          $ 14.88                --                --            --           17.07%
         All contract charges                                --             5,939          $ 88,949          7.32%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Mercury International Value
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.90                --                --            --           27.35%
         Highest contract charges 1.90% Class B (a)     $ 13.56                --                --            --           25.56%
         All contract charges                                --            29,705          $415,925          2.52%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 11.70                --                --            --          (17.02)%
         Highest contract charges 1.90% Class B (a)     $ 10.80                --                --            --          (18.18)%
         All contract charges                                --            23,303          $258,604          0.64%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.10                --                --            --          (21.93)%
         Highest contract charges 1.90% Class B (a)     $ 13.20                --                --            --            4.31%
         All contract charges                                --            21,672          $292,625          0.66%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 18.06                --                --            --          (12.75)%
         Highest contract charges 1.60% Class B         $ 17.34                --                --            --          (13.73)%
         All contract charges                                --            20,205          $353,019          9.45%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 20.45                --                --            --           58.73%
         Highest contact charges 1.60% Class B          $ 20.10                --                --            --           57.65%
         All contract charges                                --            14,753          $298,371          9.81%             --
EQ/MFS Emerging Growth Companies
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 12.58                --                --            --           28.76%
         Highest contract charges 1.90% Class B (a)     $ 11.44                --                --            --           26.84%
         All contract charges                                --            21,351          $252,025            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.77                --                --            --          (34.70)%
         Highest contract charges 1.90% Class B (a)     $  9.02                --                --            --          (35.57)%
         All contract charges                                --            20,399          $188,909            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.96                --                --            --           34.36%
         Highest contract charges 1.90% Class B (a)     $ 14.00                --                --            --           14.88%
         All contract charges                                --            23,969          $342,882          0.02%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 22.79                --                --            --          (19.24)%
         Highest contract charges 1.60% Class B         $ 21.88                --                --            --          (20.15)%
         All contract charges                                --            24,193          $532,893          2.00%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 27.88                --                --            --           72.02%
         Highest contact charges 1.60% Class B          $ 27.40                --                --            --           70.93%
         All contract charges                                --            15,578          $429,503          2.72%             --
EQ/MFS Investors Trust
----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  8.53                --                --            --           21.51%
         Highest contract charges 1.90% Class B (a)     $  7.94                --                --            --           19.58%
         All contract charges                                --            32,811          $266,998          0.69%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.02                --                --            --          (21.48)%
         Highest contract charges 1.90% Class B (a)     $  6.64                --                --            --          (22.43)%
         All contract charges                                --            25,059          $169,062          0.55%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.94                --                --            --          (16.37)%
         Highest contract charges 1.90% Class B (a)     $  8.56                --                --            --            5.14%
         All contract charges                                --            24,165          $209,512          0.44%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.69                --                --            --           (1.19)%
         Highest contract charges 1.60% Class B (b)     $ 10.45                --                --            --           (2.34)%
         All contract charges                                --            18,298          $191,799          0.42%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.77                --                --            --            7.68%
         Highest contact charges 1.60% Class B (b)      $ 10.70                --                --            --            6.98%
         All contract charges                                --             8,970          $ 96,101          0.69%             --

                                      A-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2003   Unit Value 0.00% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.00% Class B          $ 38.46                --                --            --           0.56%
         Highest contract charges 1.90% Class B (a)     $ 25.00                --                --            --          (1.35)%
         All contract charges                                --            22,249          $587,929          0.52%            --
  2002   Lowest contract charges 0.00% Class B          $ 38.24                --                --            --           1.24%
         Highest contract charges 1.90% Class B (a)     $ 25.34                --                --            --          (0.67)%
         All contract charges                                --            26,987          $751,628          3.15%            --
  2001   Lowest contract charges 0.00% Class B          $ 37.77                --                --            --           3.56%
         Highest contract charges 1.90% Class B (a)     $ 25.51                --                --            --           0.00%
         All contract charges                                --            24,948          $690,107          3.76%            --
  2000   Lowest contact charges 0.00% Class B           $ 36.47                --                --            --           5.99%
         Highest contract charges 1.60% Class B         $ 26.65                --                --            --           4.31%
         All contract charges                                --            16,149          $439,105          5.90%            --
  1999   Lowest contact charges 0.00% Class B           $ 34.41                --                --            --           4.72%
         Highest contact charges 1.60% Class B          $ 25.55                --                --            --           3.02%
         All contract charges                                --            13,931          $369,868          5.09%            --
EQ/Putnam Growth & Income Value
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.50% Class B (h)      $ 12.78                --                --            --          26.16%
         Highest contract charges 1.90% Class B (a)     $ 11.62                --                --            --          24.41%
         All contract charges                                --            39,281          $471,766          1.42%            --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.13                --                --            --         (19.41)%
         Highest contract charges 1.90% Class B (a)     $  9.34                --                --            --         (20.65)%
         All contract charges                                --            36,586          $351,427          1.36%            --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.57                --                --            --          (7.30)%
         Highest contract charges 1.90% Class B (a)     $ 11.77                --                --            --           5.36%
         All contract charges                                --            36,246          $436,613          0.96%            --
  2000   Lowest contact charges 0.50% Class B (h)       $ 13.56                --                --            --           6.25%
         Highest contract charges 1.60% Class B         $ 13.02                --                --            --           5.08%
         All contract charges                                --            31,527          $413,937          1.01%            --
  1999   Lowest contact charges 0.95% Class B (d)       $ 12.61                --                --            --          (2.29)%
         Highest contact charges 1.60% Class B          $ 12.39                --                --            --          (2.90)%
         All contract charges                                --            30,923          $385,552          7.64%            --
EQ/Putnam Voyager
-----------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.50% Class B (h)      $ 12.14                --                --            --          23.38%
         Highest contract charges 1.90% Class B (a)     $ 11.05                --                --            --          21.70%
         All contract charges                                --            22,285          $254,404          0.13%            --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.84                --                --            --         (26.73)%
         Highest contract charges 1.90% Class B (a)     $  9.08                --                --            --         (27.76)%
         All contract charges                                --            20,819          $194,509          0.10%            --
  2001   Lowest contract charges 0.50% Class B (h)      $ 13.43                --                --            --         (24.85)%
         Highest contract charges 1.90% Class B (a)     $ 12.57                --                --            --           6.97%
         All contract charges                                --            23,007          $295,990            --             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 17.87                --                --            --         (18.18)%
         Highest contract charges 1.60% Class B         $ 17.16                --                --            --         (19.06)%
         All contract charges                                --            22,879          $395,776          1.59%            --
  1999   Lowest contact charges 0.95% Class B (d)       $ 21.58                --                --            --          29.03%
         Highest contact charges 1.60% Class B          $ 21.20                --                --            --          28.17%
         All contract charges                                --            17,975          $383,699          2.74%            --

                                      A-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index
----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.02                --                --            --           45.15%
         Highest contract charges 1.90% Class B (a)     $ 11.95                --                --            --           43.11%
         All contract charges                                --            19,516          $239,728          0.37%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  8.97                --                --            --          (21.32)%
         Highest contract charges 1.90% Class B (a)     $  8.35                --                --            --          (22.47)%
         All contract charges                                --             8,384          $ 71,737          0.61%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 11.40                --                --            --            1.60%
         Highest contract charges 1.90% Class B (a)     $ 10.77                --                --            --           18.29%
         All contract charges                                --             5,542          $ 60,777          0.58%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.22                --                --            --           (3.88)%
         Highest contract charges 1.60% Class B         $ 10.86                --                --            --           (4.90)%
         All contract charges                                --             5,020          $ 54,793          7.05%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.57                --                --            --           19.58%
         Highest contact charges 1.60% Class B          $ 11.42                --                --            --           18.83%
         All contract charges                                --             3,462          $ 39,713          6.67%             --
EQ/Technology
-------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  4.21                --                --            --           42.71%
         Highest contract charges 1.90% Class B (a)     $  3.99                --                --            --           40.49%
         All contract charges                                --            29,546          $120,700            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  2.95                --                --            --          (41.00)%
         Highest contract charges 1.90% Class B (a)     $  2.84                --                --            --          (41.80)%
         All contract charges                                --            20,996          $ 60,201            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  5.00                --                --            --          (24.81)%
         Highest contract charges 1.90% Class B (a)     $  4.88                --                --            --           21.23%
         All contract charges                                --            20,883          $102,608          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  6.65                --                --            --          (33.48)%
         Highest contract charges 1.60% Class B (f)     $  6.60                --                --            --          (33.97)%
         All contract charges                                --            13,643          $ 90,127            --              --
  1999   Lowest contact charges 0.95% Class B (f)            --                --                --            --              --
         Highest contact charges 1.60% Class B (f)           --                --                --            --              --
         All contract charges                                --                --                --            --              --
U.S. Real Estate
----------------
  2003   Unit Value 1.25% to 1.70%                           --                --                --            --              --
         Lowest contract charges 1.25% Class B (t)      $ 11.00                --                --            --           10.00%
         Highest contract charges 1.70% Class B (t)     $ 10.99                --                --            --            9.90%
         All contract charges                                --               188          $  2,058            --              --

(a) Units were made available for sale on October 8, 2001.
(b) Units were made available for sale on January 4, 1999.
(c) Units were made available for sale on May 1, 1999.
(d) Units were made available for sale on September 27, 1999.
(e) Units were made available for sale on March 1, 2000.
(f) Units were made available for sale on May 2, 2000.
(g) Units were made available for sale on September 5, 2000.
(h) Units were made available for sale on October 2, 2000.
(i) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(j) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001 (See Note 5).
(k) Units were made available for sale on September 4, 2001.
(l) Units were made available on January 14, 2002.
(m) Units were made available for sale on April 1, 2002.
(n) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(o) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2003


7. Accumulation Unit Values (Concluded)

(q) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).
(t) Units were made available on September 22, 2003.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.40%, 1.55%, 1.60%, 1.70%, 1.80%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED MAY 1, 2004 TO THE CURRENT PROSPECTUSES FOR:
EQUITABLE ACCUMULATOR(R)                  EQUITABLE ACCUMULATOR(R) ELITE(SM)
EQUITABLE ACCUMULATOR(R)PLUS(SM)          EQUITABLE ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------

For delivery to Smith Barney customers

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


ELECTRONIC APPLICATIONS AND INITIAL CONTRIBUTIONS

Your Equitable Accumulator(R) Series contract date will generally be the business day Smith Barney receives your initial contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. We may reject your application and return your contribution or issue your contract on a later date if any of the limitations described below apply.


SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day Smith Barney receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.


LIMITATIONS

We consider Smith Barney to be a "processing office" for the purpose of receiving applications and contributions as described above.

The procedures described above are not available for 1035 exchanges or other replacement transactions; other types of transactions may also be excluded. You must provide all information and documents we require with respect to your initial or additional contribution. The amount of the initial or additional contribution you are making must be permitted under your contract. Your application and contribution must be made in accordance with all the other terms and conditions described in our prospectus. After receiving your contribution, together with all required information and documents, from you, Smith Barney must deliver them to us in accordance with our processing arrangements with Smith Barney.

Smith Barney may establish a "closing time" for receipt of applications and contribution requests under the above arrangement that is earlier than the end of the business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as Smith Barney, a business day for the purposes of this supplement will be our business day.

We or Smith Barney may change or discontinue these arrangements at any time without prior notice. If you change Smith Barney as your broker-dealer of record on your contract, the above procedures will no longer apply, although we may have similar arrangements with your new broker-dealer.

You may always make subsequent contributions under your contract by any other method described in the Accumulator(R) Series prospectus for your contract, as supplemented from time to time. All applications and contributions are subject to acceptance. These arrangements may not be available in every state.

                                                   Acc Series '02 and '04 and OR
                                                             New Business (5/01)

           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                               New York, NY 10104
                                (212) 554-1234

                                                                          x00775

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2004 TO PROSPECTUSES FOR:




o Income Manager Accumulator(R)            o Equitable Accumulator(R)                 o Equitable Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)      o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II   o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2004. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.

In this Supplement, we provide information on the following: (1) how to reach us; (2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses and expense example; (5) tax information; (6) updated information on Equitable Life; (7) information applicable only to contracts with guaranteed interest option; (8) disruptive transfer activity;
(9) wire transmittals and electronic applications information; (10) certain information about our business day; and (11) condensed financial information.



(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR RANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;


o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;


o the daily unit values for the variable investment options; and


o performance information regarding the variable investment options (not available through TOPS).


You can also:


o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and



                                                                          X00691

o change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our web site at http://www.axaonline.com and clicking on EQAccess. All other clients may access EQAccess by visiting our other web site at http://www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the AXA Premier VIP Technology investment option (the "surviving option") of AXA Premier VIP Trust will replace interests in the EQ/Technology investment option (the "replaced option") of EQ Advisors Trust, and this option will no longer be available. At the time of the replacement, all the assets that are in the replaced option are moved into the surviving option. After the replacement, any allocation elections to the replaced option will then be considered as allocation elections to the surviving option. The effective date for the replacement of the EQ/Technology investment option will be on or about May 14, 2004, subject to shareholder approval.





--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Bernstein Diversified Value
o AXA Conservative Allocation(1)         o EQ/Calvert Socially Responsible
o AXA Conservative-Plus Allocation(1)    o EQ/Capital Guardian International
o AXA Moderate Allocation(1)             o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation(1)        o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Aggressive Equity      o EQ/Emerging Markets Equity
o AXA Premier VIP Core Bond              o EQ/Equity 500 Index
o AXA Premier VIP Health Care            o EQ/Evergreen Omega
o AXA Premier VIP High Yield             o EQ/FI Mid Cap
o AXA Premier VIP International Equity   o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Core         o EQ/J.P. Morgan Core Bond
  Equity                                 o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Growth       o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Marsico Focus
o AXA Premier VIP Small/Mid Cap          o EQ/Mercury Basic Value Equity
  Growth                                 o EQ/Mercury International Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/MFS Emerging Growth Companies
o AXA Premier VIP Technology             o EQ/MFS Investors Trust
o EQ/Alliance Common Stock               o EQ/Money Market
o EQ/Alliance Growth and Income          o EQ/Putnam Growth & Income Value
o EQ/Alliance Intermediate Government    o EQ/Putnam Voyager
  Securities                             o EQ/Small Company Index
o EQ/Alliance International              o EQ/Technology
o EQ/Alliance Premier Growth             o Laudus Rosenberg VIT Value Long/
o EQ/Alliance Quality Bond                 Short Equity(2)(3)
o EQ/Alliance Small Cap Growth           o U.S. Real Estate -- Class II(3)
--------------------------------------------------------------------------------



(1)    The "AXA Allocation" portfolios.

(2)    Formerly named "AXA Rosenberg VIT Value Long/Short Equity."

(3)    Not available in all contracts.

(3) INVESTMENT OPTIONS

Portfolios of the Trusts

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Not all of the Portfolios listed below are available in all the contracts to which this supplement applies.

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o Equitable Life
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o Equitable Life
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 EQUITY
                                                                                        o MFS Investment Management

                                                                                        o Marsico Capital Management, LLC

                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital        o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                        o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                        o A I M Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                              income and capital appreciation.
                                                                                        o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                     its Bernstein Investment Research and
                                                                                          Management Unit

                                                                                        o Bank of Ireland Asset Management (U.S.)
                                                                                          Limited

                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 CORE EQUITY                                                                              its Bernstein Investment Research and
                                                                                          Management Unit

                                                                                        o Janus Capital Management LLC

                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 GROWTH
                                                                                         o RCM Capital Management LLC

                                                                                         o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP      Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 VALUE
                                                                                         o Institutional Capital Corporation

                                                                                         o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID      Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 CAP GROWTH
                                                                                         o Franklin Advisers, Inc.

                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID      Seeks long-term growth of capital.                        o AXA Rosenberg Investment Management LLC
 CAP VALUE
                                                                                         o TCW Investment Management Company

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY     Seeks long-term growth of capital.                        o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK       Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND         Seeks to provide a high total return.                     o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE       Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES         relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL      Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH     Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND       Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
                               moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP          Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED       Seeks capital appreciation.                               o Alliance Capital Management L.P.,
 VALUE                                                                                     through its Bernstein Investment Research
                                                                                           and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                     o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                               and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                   o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY     Seeks long-term capital appreciation.                     o Morgan Stanley Investment Management,
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates    o Alliance Capital Management L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                           o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                        o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE      Seeks long-term capital appreciation.                     o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND       Seeks to provide a high total return consistent with      o J.P. Morgan Investment Management Inc.
                               moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH      Seeks long-term growth of capital.                        o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE      Seeks capital appreciation.                               o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE         Seeks capital appreciation and secondarily, income.       o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL       Seeks capital appreciation.                               o Merrill Lynch Investment Managers
 VALUE                                                                                     International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST         Seeks long-term growth of capital with secondary objec-   o MFS Investment Management
                               tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve  o Alliance Capital Management L.P.
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME      Seeks capital growth. Current income is a secondary       o Putnam Investment Management, LLC
 VALUE                         objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER              Seeks long-term growth of capital and any increased       o Putnam Investment Management, LLC
                               income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the     o Alliance Capital Management L.P.
                               deduction of portfolio expenses) the total return of
                               the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                  Seeks to achieve long-term growth of capital.             o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                  Objective                                                Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE     Seeks to increase the value of your investments in bull   o Charles Schwab Investment Management,
 LONG/SHORT EQUITY(1)          markets and in bear markets through strategies that are     Inc.
                               designed to limit exposure to general equity
                               market risk.                                              o AXA Rosenberg Investment Management LLC

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                 Objective                                                 Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE --            Seeks to provide above average current income and         o Van Kampen(3)
Class II(1)(2)                 long-term capital appreciation by investing primarily
                               in equity securities of companies in the U.S. real
                               estate industry, including real estate investment
                               trusts.
-----------------------------------------------------------------------------------------------------------------------------------



(1)   Not available in all contracts.

(2)   'Class II' Shares are defined in the current underlying Trust prospectus.

(3) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.


(4) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.



--------------------------------------------------------------------------------
                                                Manage-
                                                 ment      12b-1      Other
 Portfolio Name                                 Fees(2)   Fees(3)   Expenses(4)
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     5.91%
AXA Conservative Allocation                      0.10%      0.25%     9.04%
AXA Conservative-Plus Allocation                 0.10%      0.25%     4.13%
AXA Moderate Allocation                          0.10%      0.25%     0.39%
AXA Moderate-Plus Allocation                     0.10%      0.25%     1.77%
AXA Premier VIP Aggressive Equity                0.62%      0.25%     0.15%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.26%
AXA Premier VIP Health Care                      1.20%      0.25%     0.48%
AXA Premier VIP High Yield                       0.59%      0.25%     0.16%
AXA Premier VIP International Equity             1.05%      0.25%     0.73%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.52%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.43%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.43%
AXA Premier VIP Small/Mid Cap Growth             1.10%      0.25%     0.35%
AXA Premier VIP Small/Mid Cap Value              1.10%      0.25%     0.31%
AXA Premier VIP Technology                       1.20%      0.25%     0.83%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.48%      0.25%     0.06%
EQ/Alliance Growth and Income                    0.57%      0.25%     0.06%
EQ/Alliance Intermediate Government Securities   0.49%      0.25%     0.08%
EQ/Alliance International                        0.74%      0.25%     0.13%
EQ/Alliance Premier Growth                       0.90%      0.25%     0.05%
EQ/Alliance Quality Bond                         0.52%      0.25%     0.06%
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.07%
EQ/Bernstein Diversified Value                   0.64%      0.25%     0.06%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.55%
EQ/Capital Guardian International                0.85%      0.25%     0.21%
EQ/Capital Guardian Research                     0.65%      0.25%     0.07%
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                 Total                   Net Total
                                                                Annual      Fee Waiv-     Annual
                                                Underlying     Expenses    ers and/or    Expenses
                                                Portfolio      (Before       Expense       After
                                                 Fees and      Expense     Reimburse-     Expense
 Portfolio Name                                Expenses(5)   Limitation)    ments(6)    Limitations
-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        1.08%          7.34%        (5.98)%      1.36%
AXA Conservative Allocation                      0.84%         10.23%        (9.13)%      1.10%
AXA Conservative-Plus Allocation                 0.88%          5.36%        (4.21)%      1.15%
AXA Moderate Allocation                          0.86%          1.60%        (0.43)%      1.17%
AXA Moderate-Plus Allocation                     1.13%          3.25%        (1.87)%      1.38%
AXA Premier VIP Aggressive Equity                  --           1.02%           --        1.02%
AXA Premier VIP Core Bond                          --           1.11%        (0.16)%      0.95%
AXA Premier VIP Health Care                        --           1.93%        (0.08)%      1.85%
AXA Premier VIP High Yield                         --           1.00%           --        1.00%
AXA Premier VIP International Equity               --           2.03%        (0.23)%      1.80%
AXA Premier VIP Large Cap Core Equity              --           1.67%        (0.32)%      1.35%
AXA Premier VIP Large Cap Growth                   --           1.58%        (0.23)%      1.35%
AXA Premier VIP Large Cap Value                    --           1.58%        (0.23)%      1.35%
AXA Premier VIP Small/Mid Cap Growth               --           1.70%        (0.10)%      1.60%
AXA Premier VIP Small/Mid Cap Value                --           1.66%        (0.06)%      1.60%
AXA Premier VIP Technology                         --           2.28%        (0.43)%      1.85%
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --           0.79%           --        0.79%
EQ/Alliance Growth and Income                      --           0.88%           --        0.88%
EQ/Alliance Intermediate Government Securities     --           0.82%           --        0.82%
EQ/Alliance International                          --           1.12%        (0.02)%      1.10%
EQ/Alliance Premier Growth                         --           1.20%        (0.04)%      1.16%
EQ/Alliance Quality Bond                           --           0.83%           --        0.83%
EQ/Alliance Small Cap Growth                       --           1.07%           --        1.07%
EQ/Bernstein Diversified Value                     --           0.95%         0.00%       0.95%
EQ/Calvert Socially Responsible                    --           1.45%        (0.40)%      1.05%
EQ/Capital Guardian International                  --           1.31%        (0.11)%      1.20%
EQ/Capital Guardian Research                       --           0.97%        (0.02)%      0.95%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Manage-
                                                 ment      12b-1      Other
 Portfolio Name                                 Fees(2)   Fees(3)   Expenses(4)
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                0.65%      0.25%     0.07%
EQ/Emerging Markets Equity                     1.15%      0.25%     0.40%
EQ/Equity 500 Index                            0.25%      0.25%     0.06%
EQ/Evergreen Omega                             0.65%      0.25%     0.25%
EQ/FI Mid Cap                                  0.70%      0.25%     0.08%
EQ/FI Small/Mid Cap Value                      0.75%      0.25%     0.10%
EQ/Janus Large Cap Growth                      0.90%      0.25%     0.09%
EQ/J.P. Morgan Core Bond                       0.44%      0.25%     0.08%
EQ/Lazard Small Cap Value                      0.75%      0.25%     0.10%
EQ/Marsico Focus                               0.90%      0.25%     0.07%
EQ/Mercury Basic Value Equity                  0.60%      0.25%     0.07%
EQ/Mercury International Value                 0.85%      0.25%     0.16%
EQ/MFS Emerging Growth Companies               0.65%      0.25%     0.07%
EQ/MFS Investors Trust                         0.60%      0.25%     0.11%
EQ/Money Market                                0.33%      0.25%     0.06%
EQ/Putnam Growth & Income Value                0.60%      0.25%     0.10%
EQ/Putnam Voyager                              0.65%      0.25%     0.13%
EQ/Small Company Index                         0.25%      0.25%     0.35%
EQ/Technology                                  0.90%      0.25%     0.09%
--------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   1.50%      0.25%     5.80%
--------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------
U.S. Real Estate - Class II                    0.80%      0.35%     0.31%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                Total                   Net Total
                                                                Annual      Fee Waiv-     Annual
                                                Underlying     Expenses    ers and/or    Expenses
                                                Portfolio      (Before       Expense       After
                                                 Fees and      Expense     Reimburse-     Expense
 Portfolio Name                                Expenses(5)   Limitation)    ments(6)    Limitations
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                     --       0.97%         (0.02)%      0.95%
EQ/Emerging Markets Equity                          --       1.80%          0.00%       1.80%
EQ/Equity 500 Index                                 --       0.56%            --        0.56%
EQ/Evergreen Omega                                  --       1.15%         (0.20)%      0.95%
EQ/FI Mid Cap                                       --       1.03%         (0.03)%      1.00%
EQ/FI Small/Mid Cap Value                           --       1.10%          0.00%       1.10%
EQ/Janus Large Cap Growth                           --       1.24%         (0.09)%      1.15%
EQ/J.P. Morgan Core Bond                            --       0.77%          0.00%       0.77%
EQ/Lazard Small Cap Value                           --       1.10%          0.00%       1.10%
EQ/Marsico Focus                                    --       1.22%         (0.07)%      1.15%
EQ/Mercury Basic Value Equity                       --       0.92%          0.00%       0.92%
EQ/Mercury International Value                      --       1.26%         (0.01)%      1.25%
EQ/MFS Emerging Growth Companies                    --       0.97%            --        0.97%
EQ/MFS Investors Trust                              --       0.96%         (0.01)%      0.95%
EQ/Money Market                                     --       0.64%            --        0.64%
EQ/Putnam Growth & Income Value                     --       0.95%          0.00%       0.95%
EQ/Putnam Voyager                                   --       1.03%         (0.08)%      0.95%
EQ/Small Company Index                              --       0.85%          0.00%       0.85%
EQ/Technology                                       --       1.24%         (0.09)%      1.15%
-----------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity        --       7.55%         (4.57)%      2.98%
-----------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                         --       1.46%         (0.11)%      1.35%
-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2003 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or   ---        -----
other expenses)(1)                                                                 .56%       10.23%




(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) Other expenses shown are those incurred in 2003. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolios's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equi table Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of the Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



--------------------------------------------------
 Portfolio Name
--------------------------------------------------
   AXA Aggressive Allocation               0.95%
--------------------------------------------------
   AXA Conservative Allocation             0.73%
--------------------------------------------------
   AXA Conservative-Plus Allocation        0.78%
--------------------------------------------------
   AXA Moderate Allocation                 0.79%
--------------------------------------------------
   AXA Moderate-Plus Allocation            0.99%
--------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.95%
--------------------------------------------------
   AXA Premier VIP Health Care             1.84%
--------------------------------------------------
   AXA Premier VIP International Equity    1.73%
--------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.32%
--------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.32%
--------------------------------------------------
   AXA Premier VIP Large Cap Value         1.28%
--------------------------------------------------
   AXA Premier VIP Small/Mid Cap Growth    1.46%
--------------------------------------------------
   AXA Premier VIP Small/Mid Cap Value     1.52%
--------------------------------------------------
   AXA Premier VIP Technology              1.70%
--------------------------------------------------
   EQ/Alliance Common Stock                0.77%
--------------------------------------------------
   EQ/Alliance Growth and Income           0.85%
--------------------------------------------------
   EQ/Alliance Premier Growth              1.15%
--------------------------------------------------
   EQ/Alliance Small Cap Growth            1.03%
--------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
--------------------------------------------------
   EQ/Capital Guardian International       1.18%
--------------------------------------------------
   EQ/Capital Guardian Research            0.93%
--------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
--------------------------------------------------
   EQ/Emerging Markets Equity              1.78%
--------------------------------------------------
   EQ/Evergreen Omega                      0.84%
--------------------------------------------------
   EQ/FI Mid Cap                           0.88%
--------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.04%
--------------------------------------------------
   EQ/Lazard Small Cap Value               1.00%
--------------------------------------------------
   EQ/Marsico Focus                        1.10%
--------------------------------------------------
   EQ/Mercury Basic Value Equity           0.91%
--------------------------------------------------
   EQ/Mercury International Value          1.18%
--------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.96%
--------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
--------------------------------------------------
   EQ/Putnam Growth & Income Value         0.93%
--------------------------------------------------
   EQ/Putnam Voyager                       0.93%
--------------------------------------------------
   EQ/Technology                           1.01%
--------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $2.10 per $10,000. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.


The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                  1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,938.01     $ 3,961.13     $ 5,796.47     $  9,326.64
AXA Conservative Allocation                      $ 2,253.10     $ 4,736.29     $ 6,842.80     $ 10,461.71
AXA Conservative-Plus Allocation                 $ 1,721.56     $ 3,397.79     $ 4,989.19     $  8,279.35
AXA Moderate Allocation                          $ 1,312.50     $ 2,258.97     $ 3,241.25     $  5,521.47
AXA Moderate-Plus Allocation                     $ 1,491.38     $ 2,770.44     $ 4,045.17     $  6,868.22
AXA Premier VIP Aggressive Equity                $ 1,251.23     $ 2,073.57     $ 2,942.34     $  5,012.96
AXA Premier VIP Core Bond                        $ 1,260.68     $ 2,102.26     $ 2,988.89     $  5,093.46
AXA Premier VIP Health Care                      $ 1,346.96     $ 2,361.65     $ 3,405.07     $  5,798.30
AXA Premier VIP High Yield                       $ 1,249.13     $ 2,067.20     $ 2,931.98     $  4,994.97
AXA Premier VIP International Equity             $ 1,357.88     $ 2,392.97     $ 3,454.79     $  5,884.68
AXA Premier VIP Large Cap Core Equity            $ 1,319.47     $ 2,279.90     $ 3,274.74     $  5,577.28
AXA Premier VIP Large Cap Growth                 $ 1,310.02     $ 2,251.50     $ 3,229.28     $  5,501.47
AXA Premier VIP Large Cap Value                  $ 1,310.02     $ 2,251.50     $ 3,229.28     $  5,501.47
AXA Premier VIP Small/Mid Cap Growth             $ 1,322.62     $ 2,289.36     $ 3,289.86     $  5,602.39
AXA Premier VIP Small/Mid Cap Value              $ 1,318.42     $ 2,276.75     $ 3,269.70     $  5,568.89
AXA Premier VIP Technology                       $ 1,385.17     $ 2,470.97     $ 3,578.14     $  6,096.56
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,227.08     $ 2,000.14     $ 2,822.68     $  4,803.72
EQ/Alliance Growth and Income                    $ 1,236.53     $ 2,028.92     $ 2,869.65     $  4,886.20
EQ/Alliance Intermediate Government Securities   $ 1,230.23     $ 2,009.74     $ 2,838.36     $  4,831.30
EQ/Alliance International                        $ 1,261.73     $ 2,105.45     $ 2,994.06     $  5,102.35
EQ/Alliance Premier Growth                       $ 1,270.13     $ 2,130.96     $ 3,035.31     $  5,173.19
EQ/Alliance Quality Bond                         $ 1,231.28     $ 2,012.94     $ 2,843.58     $  4,840.47
EQ/Alliance Small Cap Growth                     $ 1,256.48     $ 2,089.49     $ 2,968.20     $  5,057.78
EQ/Bernstein Diversified Value                   $ 1,243.88     $ 2,051.26     $ 2,906.05     $  4,949.82
EQ/Calvert Socially Responsible                  $ 1,296.37     $ 2,210.37     $ 3,163.29     $  5,390.66
EQ/Capital Guardian International                $ 1,281.67     $ 2,165.95     $ 3,091.79     $  5,269.59
EQ/Capital Guardian Research                     $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
EQ/Capital Guardian U.S. Equity                  $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
EQ/Emerging Markets Equity                       $ 1,333.12     $ 2,320.83     $ 3,340.09     $  5,685.49
EQ/Equity 500 Index                              $ 1,202.94     $ 1,926.36     $ 2,701.81     $  4,589.30
EQ/Evergreen Omega                               $ 1,264.88     $ 2,115.02     $ 3,009.54     $  5,128.99
EQ/FI Mid Cap                                    $ 1,252.28     $ 2,076.75     $ 2,947.52     $  5,021.94
EQ/FI Small/Mid Cap Value                        $ 1,259.63     $ 2,099.07     $ 2,983.72     $  5,084.55
EQ/J.P. Morgan Core Bond                         $ 1,224.98     $ 1,993.74     $ 2,812.22     $  4,785.28
EQ/Janus Large Cap Growth                        $ 1,274.33     $ 2,143.69     $ 3,055.88     $  5,208.37
EQ/Lazard Small Cap Value                        $ 1,259.63     $ 2,099.07     $ 2,983.72     $  5,084.55
EQ/Marsico Focus                                 $ 1,272.23     $ 2,137.33     $ 3,045.60     $  5,190.80
EQ/Mercury Basic Value Equity                    $ 1,240.73     $ 2,041.69     $ 2,890.46     $  4,922.61
EQ/Mercury International Value                   $ 1,276.43     $ 2,150.05     $ 3,066.15     $  5,225.91
EQ/MFS Emerging Growth Companies                 $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
-----------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                  Portfolio Name                  1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,488.01     $ 3,611.13     $ 5,546.47     $  9,676.64
AXA Conservative Allocation                      $ 1,803.10     $ 4,386.29     $ 6,592.80     $ 10,811.71
AXA Conservative-Plus Allocation                 $ 1,271.56     $ 3,047.79     $ 4,739.19     $  8,629.35
AXA Moderate Allocation                          $   867.25     $ 1,923.76     $ 3,010.77     $  5,871.47
AXA Moderate-Plus Allocation                     $ 1,041.38     $ 2,420.44     $ 3,795.17     $  7,218.22
AXA Premier VIP Aggressive Equity                $   805.97     $ 1,746.28     $ 2,726.09     $  5,362.96
AXA Premier VIP Core Bond                        $   815.42     $ 1,773.79     $ 2,770.46     $  5,443.46
AXA Premier VIP Health Care                      $   901.51     $ 2,022.03     $ 3,166.76     $  6,148.30
AXA Premier VIP High Yield                       $   803.87     $ 1,740.15     $ 2,716.20     $  5,344.97
AXA Premier VIP International Equity             $   912.01     $ 2,052.00     $ 3,214.10     $  6,234.68
AXA Premier VIP Large Cap Core Equity            $   874.21     $ 1,943.80     $ 3,042.66     $  5,927.28
AXA Premier VIP Large Cap Growth                 $   864.76     $ 1,916.61     $ 2,999.37     $  5,851.47
AXA Premier VIP Large Cap Value                  $   864.76     $ 1,916.61     $ 2,999.37     $  5,851.47
AXA Premier VIP Small/Mid Cap Growth             $   877.36     $ 1,952.85     $ 3,057.05     $  5,952.39
AXA Premier VIP Small/Mid Cap Value              $   873.16     $ 1,940.78     $ 3,037.86     $  5,918.89
AXA Premier VIP Technology                       $   938.25     $ 2,126.65     $ 3,331.55     $  6,446.56
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   781.82     $ 1,675.72     $ 2,611.87     $  5,153.72
EQ/Alliance Growth and Income                    $   791.27     $ 1,703.37     $ 2,656.70     $  5,236.20
EQ/Alliance Intermediate Government Securities   $   784.97     $ 1,684.94     $ 2,626.83     $  5,181.30
EQ/Alliance International                        $   816.47     $ 1,776.84     $ 2,775.38     $  5,452.35
EQ/Alliance Premier Growth                       $   824.87     $ 1,801.25     $ 2,814.67     $  5,523.19
EQ/Alliance Quality Bond                         $   786.02     $ 1,688.01     $ 2,631.82     $  5,190.47
EQ/Alliance Small Cap Growth                     $   811.22     $ 1,761.57     $ 2,750.76     $  5,407.78
EQ/Bernstein Diversified Value                   $   798.62     $ 1,724.84     $ 2,691.45     $  5,299.82
EQ/Calvert Socially Responsible                  $   851.11     $ 1,877.25     $ 2,936.53     $  5,740.66
EQ/Capital Guardian International                $   836.42     $ 1,834.74     $ 2,868.45     $  5,619.59
EQ/Capital Guardian Research                     $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
EQ/Capital Guardian U.S. Equity                  $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
EQ/Emerging Markets Equity                       $   887.86     $ 1,982.97     $ 3,104.89     $  6,035.49
EQ/Equity 500 Index                              $   757.67     $ 1,604.81     $ 2,496.49     $  4,939.30
EQ/Evergreen Omega                               $   819.62     $ 1,786.00     $ 2,790.13     $  5,478.99
EQ/FI Mid Cap                                    $   807.02     $ 1,749.34     $ 2,731.03     $  5,371.94
EQ/FI Small/Mid Cap Value                        $   814.37     $ 1,770.74     $ 2,765.54     $  5,434.55
EQ/J.P. Morgan Core Bond                         $   779.72     $ 1,669.57     $ 2,601.88     $  5,135.28
EQ/Janus Large Cap Growth                        $   829.07     $ 1,813.44     $ 2,834.26     $  5,558.37
EQ/Lazard Small Cap Value                        $   814.37     $ 1,770.74     $ 2,765.54     $  5,434.55
EQ/Marsico Focus                                 $   826.97     $ 1,807.35     $ 2,824.47     $  5,540.80
EQ/Mercury Basic Value Equity                    $   795.47     $ 1,715.64     $ 2,676.57     $  5,272.61
EQ/Mercury International Value                   $   831.17     $ 1,819.53     $ 2,844.04     $  5,575.91
EQ/MFS Emerging Growth Companies                 $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
-----------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                      If you do not surrender your contract at the end
                                                             of the applicable time period
                                                 ----------------------------------------------------------
           Portfolio Name                          1 year      3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,138.01    $ 3,261.13     $ 5,196.47     $  9,326.64
AXA Conservative Allocation                      $ 1,453.10    $ 4,036.29     $ 6,242.80     $ 10,461.71
AXA Conservative-Plus Allocation                 $   921.56    $ 2,697.79     $ 4,389.19     $  8,279.35
AXA Moderate Allocation                          $   517.25    $ 1,573.76     $ 2,660.77     $  5,521.47
AXA Moderate-Plus Allocation                     $   691.38    $ 2,070.44     $ 3,445.17     $  6,868.22
AXA Premier VIP Aggressive Equity                $   455.97    $ 1,396.28     $ 2,376.09     $  5,012.96
AXA Premier VIP Core Bond                        $   465.42    $ 1,423.79     $ 2,420.46     $  5,093.46
AXA Premier VIP Health Care                      $   551.51    $ 1,672.03     $ 2,816.76     $  5,798.30
AXA Premier VIP High Yield                       $   453.87    $ 1,390.15     $ 2,366.20     $  4,994.97
AXA Premier VIP International Equity             $   562.01    $ 1,702.00     $ 2,864.10     $  5,884.68
AXA Premier VIP Large Cap Core Equity            $   524.21    $ 1,593.80     $ 2,692.66     $  5,577.28
AXA Premier VIP Large Cap Growth                 $   514.76    $ 1,566.61     $ 2,649.37     $  5,501.47
AXA Premier VIP Large Cap Value                  $   514.76    $ 1,566.61     $ 2,649.37     $  5,501.47
AXA Premier VIP Small/Mid Cap Growth             $   527.36    $ 1,602.85     $ 2,707.05     $  5,602.39
AXA Premier VIP Small/Mid Cap Value              $   523.16    $ 1,590.78     $ 2,687.86     $  5,568.89
AXA Premier VIP Technology                       $   588.25    $ 1,776.65     $ 2,981.55     $  6,096.56
-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   431.82    $ 1,325.72     $ 2,261.87     $  4,803.72
EQ/Alliance Growth and Income                    $   441.27    $ 1,353.37     $ 2,306.70     $  4,886.20
EQ/Alliance Intermediate Government Securities   $   434.97    $ 1,334.94     $ 2,276.83     $  4,831.30
EQ/Alliance International                        $   466.47    $ 1,426.84     $ 2,425.38     $  5,102.35
EQ/Alliance Premier Growth                       $   474.87    $ 1,451.25     $ 2,464.67     $  5,173.19
EQ/Alliance Quality Bond                         $   436.02    $ 1,338.01     $ 2,281.82     $  4,840.47
EQ/Alliance Small Cap Growth                     $   461.22    $ 1,411.57     $ 2,400.76     $  5,057.78
EQ/Bernstein Diversified Value                   $   448.62    $ 1,374.84     $ 2,341.45     $  4,949.82
EQ/Calvert Socially Responsible                  $   501.11    $ 1,527.25     $ 2,586.53     $  5,390.66
EQ/Capital Guardian International                $   486.42    $ 1,484.74     $ 2,518.45     $  5,269.59
EQ/Capital Guardian Research                     $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
EQ/Capital Guardian U.S. Equity                  $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
EQ/Emerging Markets Equity                       $   537.86    $ 1,632.97     $ 2,754.89     $  5,685.49
EQ/Equity 500 Index                              $   407.67    $ 1,254.81     $ 2,146.49     $  4,589.30
EQ/Evergreen Omega                               $   469.62    $ 1,436.00     $ 2,440.13     $  5,128.99
EQ/FI Mid Cap                                    $   457.02    $ 1,399.34     $ 2,381.03     $  5,021.94
EQ/FI Small/Mid Cap Value                        $   464.37    $ 1,420.74     $ 2,415.54     $  5,084.55
EQ/J.P. Morgan Core Bond                         $   429.72    $ 1,319.57     $ 2,251.88     $  4,785.28
EQ/Janus Large Cap Growth                        $   479.07    $ 1,463.44     $ 2,484.26     $  5,208.37
EQ/Lazard Small Cap Value                        $   464.37    $ 1,420.74     $ 2,415.54     $  5,084.55
EQ/Marsico Focus                                 $   476.97    $ 1,457.35     $ 2,474.47     $  5,190.80
EQ/Mercury Basic Value Equity                    $   445.47    $ 1,365.64     $ 2,326.57     $  4,922.61
EQ/Mercury International Value                   $   481.17    $ 1,469.53     $ 2,494.04     $  5,225.91
EQ/MFS Emerging Growth Companies                 $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                  1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $ 1,244.93     $ 2,054.45     $ 2,911.24     $ 4,958.87
EQ/Money Market                                $ 1,211.34     $ 1,952.06     $ 2,743.99     $ 4,664.47
EQ/Putnam Growth & Income Value                $ 1,243.88     $ 2,051.26     $ 2,906.05     $ 4,949.82
EQ/Putnam Voyager                              $ 1,252.28     $ 2,076.75     $ 2,947.52     $ 5,021.94
EQ/Small Company Index                         $ 1,233.38     $ 2,019.33     $ 2,854.01     $ 4,858.80
EQ/Technology                                  $ 1,274.33     $ 2,143.69     $ 3,055.88     $ 5,208.37
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,960.56     $ 4,018.36     $ 5,876.30     $ 9,422.13
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $ 1,297.42     $ 2,213.54     $ 3,168.37     $ 5,399.24
------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                  Portfolio Name                  1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $   799.67   $ 1,727.90     $ 2,696.40     $ 5,308.87
EQ/Money Market                                $   766.07   $ 1,629.51     $ 2,536.76     $ 5,014.47
EQ/Putnam Growth & Income Value                $   798.62   $ 1,724.84     $ 2,691.45     $ 5,299.82
EQ/Putnam Voyager                              $   807.02   $ 1,749.34     $ 2,731.03     $ 5,371.94
EQ/Small Company Index                         $   788.12   $ 1,694.16     $ 2,641.78     $ 5,208.80
EQ/Technology                                  $   829.07   $ 1,813.44     $ 2,834.26     $ 5,558.37
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,510.56   $ 3,668.36     $ 5,626.30     $ 9,772.13
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $   852.16   $ 1,880.29     $ 2,941.38     $ 5,749.24
------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                      If you do not surrender your contract at the end
                                                             of the applicable time period
                                                 ----------------------------------------------------------
           Portfolio Name                          1 year      3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $   449.67   $ 1,377.90     $ 2,346.40     $ 4,958.87
EQ/Money Market                                $   416.07   $ 1,279.51     $ 2,186.76     $ 4,664.47
EQ/Putnam Growth & Income Value                $   448.62   $ 1,374.84     $ 2,341.45     $ 4,949.82
EQ/Putnam Voyager                              $   457.02   $ 1,399.34     $ 2,381.03     $ 5,021.94
EQ/Small Company Index                         $   438.12   $ 1,344.16     $ 2,291.78     $ 4,858.80
EQ/Technology                                  $   479.07   $ 1,463.44     $ 2,484.26     $ 5,208.37
------------------------------------------------------------------------------------------------------------
 BARR ROSENBERG VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,160.56   $ 3,318.36     $ 5,276.30     $ 9,422.13
------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $   502.16   $ 1,530.29     $ 2,591.38     $ 5,399.24
------------------------------------------------------------------------------------------------------------

(5) TAX INFORMATION


REQUIRED MINIMUM DISTRIBUTIONS


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally apply beginning in January 2003. The 2002 final regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have currently been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


(6) UPDATED INFORMATION ON EQUITABLE LIFE


We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."


(7) APPLICABLE ONLY TO CONTRACTS WITH THE GUARANTEED INTEREST OPTION

From time to time we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest account causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


(8) DISRUPTIVE TRANSFER ACTIVITY

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.

Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.


(9) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(10) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.

If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(11) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2003. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 0.50%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003.


-------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                           --------------------------------------------------
                                                                 2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 48.11    $  40.59    $  46.74          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3           3          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 56.83    $  41.54    $  58.69    $  78.83
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.11    $  10.76          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
 -------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 10.16    $   7.97          --          --
 -------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.80    $  26.08    $  27.00    $  26.95
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.52    $   7.87          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.83    $   7.71          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.90    $   6.84          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           3          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                                  $ 10.40    $   7.98          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.72    $   6.25          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40    $   7.43          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.96    $   5.71          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $268.33    $ 180.32    $ 271.84    $ 306.09
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           7           7          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                           --------------------------------------------------
                                                                 2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.85     $ 21.46     $ 27.40         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           5           4         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 20.69     $ 20.36     $ 18.84         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          10           8         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.29     $  9.14     $ 10.22         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           4           3         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.12     $  4.99     $  7.29    $  9.63
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           4           3         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.96     $ 16.46          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           6          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.47     $ 10.32     $ 14.86    $ 17.22
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          11           4         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.56     $ 10.58     $ 12.31    $ 12.01
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          15          10         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.25     $  6.48     $  8.85         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.92     $  7.52     $  8.90    $ 11.30
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.76     $  8.22     $ 10.97    $ 11.25
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           6          --         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.71     $  7.89     $ 10.39    $ 10.66
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17          13           1         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.21     $  5.94     $  6.34    $  6.72
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          11           2         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.65     $ 20.16     $ 26.11    $ 29.88
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          62          62           1         --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --         --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                           --------------------------------------------------
                                                                2003      2002      2001       2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 8.23   $  5.99   $  7.92          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $10.01   $  7.01   $  8.64     $ 10.03
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       576       582         6          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $13.12   $  9.89   $ 11.66     $ 11.27
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       407       416        13          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $14.19   $ 13.80   $ 12.65     $ 11.78
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         1         1        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 5.60   $  4.47   $  6.45     $  8.42
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        11        13        10          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  15,15   $ 11.08   $ 12.93     $ 11.04
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        16         7        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $13.06   $ 10.01   $ 11.37          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         3         2        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $19.38   $ 14.84   $ 17.90          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       187       185         1          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $14.90   $ 11.70   $ 14.10     $ 18.06
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --         8        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $12.58   $  9.77   $ 14.96     $ 22.79
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 8.53   $  7.02   $  8.94     $ 10.69
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        21        13         2          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $34.36   $ 34.34   $ 34.09     $ 33.08
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         2         1        19          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --       124          --
-------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                 $12.78   $ 10.13   $ 12.57     $ 13.56
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --        --        --          --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                           --------------------------------------------------
                                                                 2003       2002       2001        2000
-------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.14    $ 9.84     $ 13.43     $ 17.87
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1         1          --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --        --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.02    $ 8.97     $ 11.40     $ 11.22
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1         1           1          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --        --          --          --
-------------------------------------------------------------------------------------------------------------
 EQ/Technology
-------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.21    $ 2.95     $  5.00     $  6.65
-------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29        37           9          --
-------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --        --          --          --
-------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003.



---------------------------------------------------------------------------------
                                           For the years ending December 31,
                                       ------------------------------------------
                                            2003       2002        2001
---------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------
  Unit value                             $ 37.31   $  31.93    $  37.29
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         11          7           4
---------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------
  Unit value                             $ 44.08   $  32.67    $  46.83
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         --         --          --
---------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------
  Unit value                             $ 10.80   $  10.61          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         18         13          --
---------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------
  Unit value                             $  9.87   $   7.85          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          3          --
---------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------
  Unit value                             $ 24.99   $  20.79    $  21.83
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         11          7          --
---------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------
  Unit value                             $ 10.23   $   7.76          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          6          7          --
---------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------
  Unit value                             $  9.55   $   7.60          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         15         17          --
---------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------
  Unit value                             $  8.65   $   6.75          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         36         39          --
---------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------
  Unit value                             $ 10.11   $   7.86          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         28         30          --
---------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
---------------------------------------------------------------------------------
  Unit value                             $  8.48   $   6.16          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         30         34          --
---------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
---------------------------------------------------------------------------------
  Unit value                             $ 10.11   $   7.33          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         23         25          --
---------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------
  Unit value                             $  8.71   $   5.63          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          4          4          --
---------------------------------------------------------------------------------
 EQ/Alliance Common Stock
---------------------------------------------------------------------------------
  Unit value                             $180.69   $ 123.15    $ 188.32
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          3           1
---------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
---------------------------------------------------------------------------------
  Unit value                             $ 24.09   $  18.83          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         11         10          --
---------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
---------------------------------------------------------------------------------
  Unit value                             $ 17.27   $  17.23          --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          2          --
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                           For the years ending December 31,
                                       ------------------------------------------
                                            2003       2002       2001
---------------------------------------------------------------------------------
 EQ/Alliance International
---------------------------------------------------------------------------------
  Unit value                             $ 10.86    $  8.19        --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         14         --        --
---------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
---------------------------------------------------------------------------------
  Unit value                             $  5.73    $  4.74   $  7.02
---------------------------------------------------------------------------------
  Number of units outstanding (000's)        111        108        27
---------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
---------------------------------------------------------------------------------
  Unit value                             $ 14.67    $ 14.44        --
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         25         28        --
---------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
---------------------------------------------------------------------------------
  Unit value                             $ 13.61    $  9.52   $ 13.91
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         25         31         7
---------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
---------------------------------------------------------------------------------
  Unit value                             $ 12.45    $  9.86   $ 11.64
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         66         66        16
---------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------
  Unit value                             $  7.75    $  6.18   $  8.56
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         --         --        --
---------------------------------------------------------------------------------
 EQ/Capital Guardian International
---------------------------------------------------------------------------------
  Unit value                             $  9.29    $  7.14   $  8.57
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         36         48        41
---------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------
  Unit value                             $ 10.07    $  7.80   $ 10.56
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         35         37        13
---------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------
  Unit value                             $ 10.02    $  7.49   $ 10.00
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         38         40        21
---------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
---------------------------------------------------------------------------------
  Unit value                             $  8.42    $  5.50   $  5.96
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         --         --        --
---------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------
  Unit value                             $ 22.31    $ 17.79   $ 23.37
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         28         29        11
---------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------
  Unit value                             $  7.67    $  5.66   $  7.59
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          7          4        --
---------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------
  Unit value                             $  9.55    $  6.78   $  8.48
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         22         25         5
---------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
---------------------------------------------------------------------------------
  Unit value                             $ 11.94    $  9.13   $ 10.91
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         39         40        14
---------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
---------------------------------------------------------------------------------
  Unit value                             $ 13.04    $ 12.85   $ 11.96
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         60         73        31
---------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------
  Unit value                             $  5.34    $  4.33   $  6.33
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         38         47         6
---------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
---------------------------------------------------------------------------------
  Unit value                             $ 13.92    $ 10.33   $ 12.22
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         44         43        14
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                           For the years ending December 31,
                                       ------------------------------------------
                                             2003       2002        2001
---------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------
  Unit value                             $ 12.63    $  9.82     $ 11.32
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         14          3           2
---------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------
  Unit value                             $ 17.63    $ 13.70     $ 16.76
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         39         34           9
---------------------------------------------------------------------------------
 EQ/Mercury International Value
---------------------------------------------------------------------------------
  Unit value                             $ 13.56    $ 10.80     $ 13.20
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         21         16          18
---------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------
  Unit value                             $ 11.44    $  9.02     $ 14.00
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          2           1
---------------------------------------------------------------------------------
 EQ/MFS Investors Trust
---------------------------------------------------------------------------------
  Unit value                             $  7.94    $  6.64     $  8.56
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         12         15           6
---------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------
  Unit value                             $ 25.00    $ 25.34     $ 25.51
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         21        114         217
---------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
---------------------------------------------------------------------------------
  Unit value                             $ 11.62    $  9.34     $ 11.77
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         25         29          19
---------------------------------------------------------------------------------
 EQ/Putnam Voyager
---------------------------------------------------------------------------------
  Unit value                             $ 11.05    $  9.08     $ 12.57
---------------------------------------------------------------------------------
  Number of units outstanding (000's)          3          8           4
---------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------
  Unit value                             $ 11.95    $  8.35     $ 10.77
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         13         14           1
---------------------------------------------------------------------------------
 EQ/Technology
---------------------------------------------------------------------------------
  Unit value                             $  3.99    $  2.84     $  4.88
---------------------------------------------------------------------------------
  Number of units outstanding (000's)         15         14           5
---------------------------------------------------------------------------------

Appendix


--------------------------------------------------------------------------------


Dates of previous Prospectuses and Supplements



------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------- ------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------- ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates          Supplement Dates                     SAI Dates        Supplement Dates
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
Income Manager              4/7/95            7/1/95; 9/28/95                       4/7/95           7/1/95; 9/28/95
Accumulator(R)              11/1/95                                                 11/1/95
Income Manager(R)           5/1/96                                                  10/16/96         2/10/97
Rollover IRA                10/17/96          2/10/97                               5/1/97           5/1/97
                            5/1/97            5/1/97; 12/31/97; 5/1/98;             8/1/97
                                              1/4/99; 5/1/99; 5/1/00; 6/23/00;      12/31/97         12/31/97; 5/1/98;
                                              9/1/00; 2/9/01; 9/1/01; 1/14/02;                       1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     2/9/01; 9/1/01; 1/14/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   2/22/02; 7/15/02; 8/20/02;
                                              2/1/04                                                 1/6/03; 2/20/03; 5/15/03;
                            ----------------- -------------------------------------                  8/15/03; 11/24/03; 2/1/04
                            12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                              5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                              9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                              8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                              8/15/03; 11/24/03; 2/1/04
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
Equitable Accumulator(R)    5/1/98            5/1/98; 6/18/98; 11/30/98             10/1/97(2)
(IRA, NQ and QP)            (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;       12/31/97(2)
Equitable Accumulator(R)    only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;    5/1/98           5/1/98; 6/18/98; 11/30/98;
Select(SM) (IRA, NQ, QP)    5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;                     5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                              8/15/03; 11/24/03; 2/1/04                              9/1/01; 1/14/02; 2/22/02;
                                                                                                     7/15/02; 8/20/02; 1/6/03;
                                                                                                     2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------



                                                                      Appendix 1

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------ -------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------  ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates         Supplement Dates                      SAI Dates        Supplement Dates
--------------------------- ---------------- -------------------------------------  ---------------- -------------------------------
Equitable Accumulator(R)    10/18/99(3)      3/20/00; 5/1/00; 6/23/00; 9/1/00;      5/1/99
Select(SM)                                   10/13/00; 2/9/01; 9/1/01; 1/14/02;     10/18/99         3/20/00; 5/1/00; 9/1/00;
Equitable Accumulator(R)                     2/22/02; 7/15/02; 8/20/02; 1/6/03;                      10/13/00; 2/9/01; 9/1/01;
Equitable Accumulator Select                 2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/14/02; 2/22/02; 7/15/02;
(2002 Series)                                2/1/04                                                  8/20/02; 1/6/03; 2/20/03;
Equitable Accumulator (2002                                                                          5/15/03; 8/15/03; 11/24/03;
Series)                                                                                              2/1/04
                            ---------------- -------------------------------------- ---------------- -------------------------------
                            5/1/00(3)        3/20/00; 6/23/00; 9/1/00; 9/6/00;      5/1/00           3/20/00; 9/1/00; 9/6/00;
                                             10/13/00; 2/9/01; 9/1/01; 1/14/02;                      10/13/00; 2/9/01; 9/1/01;
                                             2/22/02; 7/15/02; 8/20/02; 1/6/03;                      1/14/02; 2/22/02; 7/15/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                    8/20/02; 1/6/03; 2/20/03;
                                             2/1/04                                                  5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04
                            ---------------- -------------------------------------- ---------------- -------------------------------
                            5/1/01(3)        5/1/01(1); 7/30/01(5); 9/1/01;         5/1/01           5/1/01(1); 7/30/01(5);
                                             10/1/01(6); 12/14/01; 1/14/02; 2/22/02;                 9/1/01; 10/1/01(6); 12/14/01;
                                             7/15/02; 8/20/02; 1/6/03; 2/20/03;                      1/14/02; 2/22/02; 7/15/02;
                                             5/15/03; 8/15/03; 11/24/03; 2/1/04                      8/20/02; 1/6/03; 2/20/03;
                                                                                                     5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            8/13/01(2)       9/1/01; 10/1/01(6); 12/14/01; 1/14/02;  N/A             N/A
                                             2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                             2/1/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            4/1/02(4)        4/3/02; 5/20/02(7); 6/7/02(2);          4/1/02(4)       4/3/02; 5/20/02(7); 6/7/02(2);
                                             7/15/02; 8/5/02(5); 8/20/02; 11/11/02;                  7/15/02; 8/5/02(5); 8/20/02;
                                             12/6/02; 12/09/02; 1/6/03; 2/4/03;                      11/11/02; 12/6/02; 12/09/02;
                                             2/20/03; 5/15/03; 8/8/03(8); 8/15/03;                   1/6/03; 2/4/03; 2/20/03;
                                             11/24/03; 2/1/04; 2/10/04                               5/15/03; 8/8/03(8); 8/15/03;
                                                                                                     11/24/03; 2/1/04; 2/10/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            5/1/02(3)        5/1/02(1); 7/15/02; 8/20/02; 1/6/03;    5/1/02(3)       5/1/02(1); 7/15/02; 8/20/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/6/03; 2/20/03; 5/15/03;
                                             2/1/04                                                  8/15/03; 11/24/03; 2/1/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            5/1/02(4)        5/20/02(7); 6/7/02(2); 7/15/02;         5/1/02(4)       5/20/02(7); 6/7/02(2); 7/15/02;
                                             8/5/02(5); 8/20/02; 11/11/02; 12/6/02;                  8/5/02(5); 8/20/02; 11/11/02;
                                             12/09/02 1/6/03; 2/4/02; 2/20/03 ;                      12/06/02; 12/09/02; 1/6/03;
                                             5/15/03; 8/8/03(8); 8/15/03; 11/24/03;                  2/4/03; 2/20/03; 5/15/03;
                                             2/1/04; 2/10/04                                         8/8/03(8); 8/15/03; 11/24/03;
                                                                                                     2/1/04; 2/10/04
                            ---------------- --------------------------------------- --------------- -------------------------------
                            5/1/03(4)        5/15/03; 8/8/03(8); 8/15/03; 11/24/03;  5/1/03(4)       5/15/03; 8/8/03(8); 8/15/03;
                                             2/1/04; 2/10/04                                         11/24/03; 2/1/04; 2/10/04
--------------------------- ---------------- --------------------------------------- --------------- -------------------------------
Accumulator(R)              9/15/03          9/15/03(9); 11/24/03; 12/5/03; 1/23/04; 9/15/03         9/15/03(9); 11/24/03; 12/5/03;
(2004 Series)                                2/2/04; 2/10/04; 2/23/04(7)                             1/23/04; 2/2/04; 2/10/04(7);
                                                                                                     2/23/04(7)
--------------------------- ---------------- --------------------------------------- --------------- -------------------------------
Accumulator(R) Select       9/15/03          9/15/03(9); 11/24/03; 12/5/03; 2/10/04; 9/15/03         9/15/03(9); 11/24/03; 12/5/03;
(2004 Series)                                2/23/04(7)                                              2/10/04; 2/23/04(7)
------------------------------------------------------------------------------------------------------------------------------------



2 Appendix

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------ -------------------------------------------------
                            AXA Advisors                                             AXA Distributors
                            ------------------------------------------------------   -----------------------------------------------
                            Prospectus and                                           Prospectus and
Product Name                SAI Dates         Supplement Dates                       SAI Dates        Supplement Dates
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
Equitable Accumulator(R)    9/2/99(3)                                                8/2/99(3)
Plus(SM)                    10/18/99(3)                                              10/18/99(3)
Equitable Accumulator Plus  5/1/00(3)        6/23/00; 9/1/00; 9/6/00; 10/13/00;      5/1/00(3)        9/1/00; 9/6/00; 10/13/00;
(2002 Series)                                2/9/01; 3/19/01; 7/30/01; 9/1/01;                        2/9/01; 3/19/01; 7/30/01;
                                             1/14/02; 2/22/02; 7/15/02; 8/20/02;                      9/1/01; 1/14/02; 2/22/02;
                                             1/6/03; 2/20/03; 5/15/03; 8/15/03;                       7/15/02; 8/20/02; 1/6/03;
                                             11/24/03; 2/1/04                                         2/20/03; 5/15/03; 8/15/03;
                                                                                                      11/24/03; 2/1/04
                            ---------------- -------------------------------------   ---------------- ------------------------------
                            5/1/01(3)        7/30/01(5); 9/1/01; 12/14/01; 1/14/02;  5/1/01(3)        5/1/01; 7/30/01(5); 9/1/01;
                                             2/22/02; 7/15/02; 8/20/02; 1/6/03;                       12/14/01; 1/14/02; 2/22/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                     7/15/02; 8/20/02; 1/6/03;
                                             2/1/04                                                   2/20/03; 5/15/03; 8/15/03;
                                                                                                      11/24/03; 2/1/04
                            ---------------- -------------------------------------   ---------------- ------------------------------
                            4/1/02(4)        4/3/02; 7/15/02; 8/5/02(5); 8/20/02;    4/1/02(4)        4/3/02; 7/15/02; 8/5/02(5);
                                             11/11/02; 12/6/02; 12/9/02; 1/6/03;                      8/20/02; 11/11/02; 12/6/02;
                                             2/4/03; 2/20/03; 5/15/03; 8/15/03;                       12/9/02; 1/6/03; 2/4/03;
                                             11/24/03; 2/1/04; 2/10/04                                2/20/03; 5/15/03; 8/15/03;
                                                                                                      11/24/03; 2/1/04; 2/10/04
                            ---------------- -------------------------------------   ---------------- ------------------------------
                            5/1/02(3)        7/15/02; 8/20/02; 1/6/03; 2/20/03;      5/1/02(3)        7/15/02; 8/20/02; 1/6/03;
                                             5/15/03; 8/15/03; 11/24/03; 2/1/04;                      2/20/03; 5/15/03; 8/15/03;
                                             2/10/04                                                  11/24/03; 2/1/04; 2/10/04
                            ---------------- -------------------------------------   ---------------- ------------------------------
                            5/1/02(4)        7/15/02; 8/5/02(5); 8/20/02; 11/11/02;  5/1/02(4)        7/15/02; 8/5/02(5); 8/20/02;
                                             12/6/02; 12/9/02; 1/6/03; 2/4/03;                        11/11/02; 12/6/02; 12/9/02;
                                             2/20/03; 5/15/03; 8/15/03; 11/24/03;                     1/6/03; 2/4/03; 2/20/03;
                                             2/1/04; 2/10/04                                          5/15/03; 8/15/03; 11/24/03;
                                                                                                      2/1/04; 2/10/04
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
                            5/1/03(4)        5/15/03; 6/20/03; 8/15/03; 11/24/03;    5/1/03(4)        5/15/03; 6/20/03; 8/15/03;
                                             2/1/04; 2/10/04                                          11/24/03; 2/1/04; 2/10/04
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
Accumulator(R) Plus         9/15/03          9/15/03; 11/24/03; 12/5/03; 1/23/04;    9/15/03          9/15/03; 11/24/03; 12/5/03;
(2004 Series)                                2/2/04; 2/10/04; 2/23/04(7);                             1/23/04; 2/2/04; 2/10/04;
                                                                                                      2/23/04(7);
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
Equitable Accumulator(R)    N/A              N/A                                     10/1/01          10/1/01(6); 12/14/01; 1/14/02;
Select(SM) II                                                                                         2/22/02 7/15/02; 8/20/02;
                                                                                                      1/6/03; 2/20/03; 5/15/03;
                                                                                                      8/15/03; 11/24/03; 2/1/04
--------------------------- ---------------- -------------------------------------   ---------------- ------------------------------
Equitable Accumulator(R)    N/A               N/A                                    10/1/01          10/1/01(7); 12/14/01; 1/14/02;
Elite(SM) II                                                                                          2/22/02 7/15/02; 8/20/02;
                                                                                                      1/6/03; 2/20/03; 5/15/03;
                                                                                                      8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------



                                                                      Appendix 3

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------ -------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------  ------------------------------------------------
                            Prospectus and                                           Prospectus and
Product Name                SAI Dates       Supplement Dates                         SAI Dates       Supplement Dates
--------------------------- --------------- -------------------------------------   ---------------  -------------------------------
Equitable Accumulator(R)    8/13/01(3)      9/1/01; 10/1/01(7); 12/14/01; 1/14/02;   8/13/01(3)      9/1/01; 10/1/01(7); 12/14/01;
Elite(SM)                                   2/22/02; 7/15/02; 8/20/02; 11/11/02;                     1/14/02; 2/22/02; 7/15/02;
Equitable Accumulator Elite                 1/6/03; 2/20/03; 5/15/03; 8/15/03;                       8/20/02; 11/11/02; 1/6/03;
(2002 Series)                               11/24/03; 2/1/04                                         2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02;          4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02;
                                            8/5/02(5);                                               8/5/02(5); 8/20/02; 11/11/02;
                                            8/20/02; 11/11/02; 12/6/02; 12/9/02;                     12/6/02; 12/9/02; 1/6/03;
                                            1/6/03; 2/4/03; 2/20/03 ; 5/15/03;                       2/4/03; 2/20/03; 5/15/03;
                                            8/15/03; 11/24/03; 2/1/04; 2/10/04                       8/15/03; 11/24/03; 2/1/04;
                                                                                                     2/10/04
                            --------------- -------------------------------------    --------------- -------------------------------
                            5/1/02(3)       7/15/02; 8/20/02; 1/6/03; 2/20/03;       5/1/02(3)       7/15/02; 8/20/02; 1/6/03;
                                            5/15/03; 8/15/03; 11/24/03; 2/1/04                       2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02; 5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5);
                                            11/11/02; 12/6/02; 12/9/02; 1/6/03;                      8/20/02; 11/11/02; 12/6/02;
                                            2/4/03; 2/20/03; 5/15/03; 8/15/03;                       12/9/02; 1/6/03; 2/4/03;
                                            11/24/03; 2/1/04; 2/10/04                                2/20/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04; 2/10/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/03(4)       5/15/03; 6/20/03; 8/15/03; 11/24/03;    5/1/03(4)        5/15/03; 6/20/03; 8/15/03;
                                            2/1/04; 2/10/04                                          11/24/03; 2/1/04; 2/10/04
--------------------------- --------------- -------------------------------------   ---------------  -------------------------------
Accumulator(R) Elite        9/15/03         9/15/03(10); 11/24/03; 12/5/03;         9/15/03          9/15/0310); 11/24/03; 12/5/03;
(2004 Series)                               1/23/04; 2/2/04; 2/10/04; 2/23/04(7)                     2/2/04; 1/23/04; 2/10/04;
                                                                                                     2/23/04(7);
--------------------------- --------------- -------------------------------------   ---------------  -------------------------------
Equitable Accumulator(R)    11/17/00        2/9/01; 3/19/01; 7/30/01(5); 9/1/01;    5/15/00          9/1/00; 9/6/00; 2/9/01;
Advisor(SM)                                 12/14/01; 1/14/02; 2/22/02; 7/15/02;                     7/30/01(5); 9/1/01; 12/14/01;
                                            8/20/02; 11/11/02; 1/6/03; 2/20/03;                      1/14/02; 2/22/02; 7/15/02;
                                            5/15/03; 8/15/03; 11/24/03; 2/1/04                       8/20/02; 1/6/03; 2/20/03;
                                                                                                     5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/01          9/1/01; 12/14/01; 1/14/02; 2/22/02;     5/1/01           9/1/01; 12/14/01; 1/14/02;
                                            7/15/02; 8/20/02; 11/11/02; 1/6/03;                      2/22/02; 7/15/02; 8/20/02;
                                            2/20/03; 5/15/03; 8/15/03; 11/24/03;                     1/6/03; 2/20/03; 5/15/03;
                                            2/1/04                                                   8/15/03; 11/24/03; 2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/02          5/1/02; 7/15/02; 8/20/02; 11/11/02;     5/1/02           7/15/02; 8/5/02; 8/20/02;
                                            1/6/03; 2/20/03; 5/15/03; 8/15/03;                       12/16/02; 1/6/03; 2/20/03;
                                            11/24/03; 2/1/04                                         5/15/03; 8/15/03; 11/24/03;
                                                                                                     2/1/04
                            --------------- -------------------------------------   ---------------  -------------------------------
                            5/1/03          5/15/03; 8/15/03; 11/24/03; 12/23/03;   5/1/03           5/15/03; 8/15/03; 11/24/03;
                                            2/1/04; 2/10/04                                          12/23/03; 2/1/04; 2/10/04
------------------------------------------------------------------------------------------------------------------------------------



4 Appendix

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                            ------------------------------------------------------ -------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------  ------------------------------------------------
                            Prospectus and                                           Prospectus and
Product Name                SAI Dates       Supplement Dates                         SAI Dates       Supplement Dates
--------------------------- --------------- -------------------------------------   ---------------  -------------------------------
Equitable Accumulator(R)    N/A             N/A                                      9/2/99
Express(SM)                                                                          10/18/99
                                                                                     5/1/00          9/1/00; 9/6/00; 2/9/01;
                                                                                                     7/30/01(5); 9/1/01; 12/14/01;
                                                                                                     1/14/02; 2/22/02; 7/15/02;
                                                                                                     8/20/02; 1/6/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04
                                                                                     --------------- -------------------------------
                                                                                     5/1/01          7/30/01(5); 9/1/01; 1/14/02;
                                                                                                     2/22/02; 7/15/02; 8/20/02;
                                                                                                     1/6/03; 5/15/03; 8/15/03;
                                                                                                     11/24/03; 2/1/04
                                                                                     --------------- -------------------------------
                                                                                     5/1/03          5/15/03; 8/15/03; 11/24/03;
                                                                                                     12/23/03; 2/1/04; 2/10/04
------------------------------------------------------------------------------------------------------------------------------------



(1)  applies to Accumulator(R) contracts issued in Oregon only.

(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)  applies to contracts issued in New York only.

(8)  applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R) Elite(SM).



                                                                      Appendix 5

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Unit Values                                                                  2
Equitable Life's Pending Name Change                                         2
Custodian and Independent Auditors                                           2
Distribution of the Contracts                                                3
Financial Statements                                                         2



How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
  Equitable Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a combined Equitable Accumulator(R) series SAI dated May 1, 2004




--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip






(SAI 4ACS(5/03))

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2004 TO PROSPECTUSES FOR:




o Income Manager Accumulator(R)            o Equitable Accumulator(R)                 o Equitable Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)      o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)


--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2004. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.


In this Supplement, we provide information on the following: (1) how to reach us; (2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses and expense example; (5) tax information; (6) updated information on Equitable Life; (7) information applicable only to contracts with guaranteed interest option; (8) disruptive transfer activity;
(9) subsequent contributions information; and (10) condensed financial information.



(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and


                                                           x00776 - Smith Barney

o  change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. Clients may use EQAccess by visiting our web site at http:// www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the AXA Premier VIP Technology investment option (the "surviving option") of AXA Premier VIP Trust will replace interests in the EQ/Technology investment option (the "replaced option") of EQ Advisors Trust, and this option will no longer be available. At the time of the replacement, all the assets that are in the replaced option are moved into the surviving option. After the replacement, any allocation elections to the replaced option will then be considered as allocation elections to the surviving option. The effective date for the replacement of the EQ/Technology investment option will be on or about May 14, 2004, subject to shareholder approval.

--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Bernstein Diversified Value
o AXA Conservative Allocation(1)         o EQ/Calvert Socially Responsible
o AXA Conservative-Plus Allocation(1)    o EQ/Capital Guardian International
o AXA Moderate Allocation(1)             o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation(1)        o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Aggressive Equity      o EQ/Emerging Markets Equity
o AXA Premier VIP Core Bond              o EQ/Equity 500 Index
o AXA Premier VIP Health Care            o EQ/Evergreen Omega
o AXA Premier VIP High Yield             o EQ/FI Mid Cap
o AXA Premier VIP International Equity   o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Core         o EQ/J.P. Morgan Core Bond
  Equity                                 o EQ/Janus Large Cap Growth
o AXA Premier VIP Large Cap Growth       o EQ/Lazard Small Cap Value
o AXA Premier VIP Large Cap Value        o EQ/Marsico Focus
o AXA Premier VIP Small/Mid Cap          o EQ/Mercury Basic Value Equity
  Growth                                 o EQ/Mercury International Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/MFS Emerging Growth Companies
o AXA Premier VIP Technology             o EQ/MFS Investors Trust
o EQ/Alliance Common Stock               o EQ/Money Market
o EQ/Alliance Growth and Income          o EQ/Putnam Growth & Income Value
o EQ/Alliance Intermediate Government    o EQ/Putnam Voyager
  Securities                             o EQ/Small Company Index
o EQ/Alliance International              o EQ/Technology
o EQ/Alliance Premier Growth             o Laudus Rosenberg VIT Value Long/
o EQ/Alliance Quality Bond                 Short Equity(2)(3)
o EQ/Alliance Small Cap Growth           o U.S. Real Estate -- Class II(3)

(1)  The "AXA Allocation" portfolios.

(2)  Formerly named "AXA Rosenberg VIT Value Long/Short Equity."

(3)  Not available in all contracts.

(3) INVESTMENT OPTIONS

Portfolios of the Trusts

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same man-ager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Not all of the Portfolios listed below are available in all the contracts to which this supplement applies.

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                            Objective                                Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION                 Seeks long-term capital appreciation.    o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION               Seeks a high level of current income.    o Equitable Life
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS                     Seeks current income and growth of       o Equitable Life
 ALLOCATION                               capital, with a greater emphasis on
                                          current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION                   Seeks long-term capital appreciation     o Equitable Life
                                          and current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                         Seeks long-term capital appreciation     o Equitable Life
 ALLOCATION                               and current income, with a greater
                                          emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE                Seeks long-term growth of capital.       o Alliance Capital Management L.P.
 GROWTH EQUITY
                                                                                   o MFS Investment Management

                                                                                   o Marsico Capital Management, LLC

                                                                                   o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND                 Seeks a balance of high current          o BlackRock Advisors, Inc.
                                          income and capital appreciation,
                                          consistent with a prudent level of       o Pacific Investment Management Company LLC
                                          risk.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE               Seeks long-term growth of capital.       o A I M Capital Management, Inc.

                                                                                   o RCM Capital Management LLC

                                                                                   o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD                Seeks high total return through a        o Alliance Capital Management LP
                                          combination of current income and
                                          capital appreciation.                    o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP                           Seeks long-term growth of capital.       o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY                                                                Bernstein Investment Research and Management
                                                                                     Unit

                                                                                   o Bank of Ireland Asset Management (U.S.) Limited

                                                                                   o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP                 Seeks long-term growth of capital.       o Alliance Capital Management L.P., through its
 CORE EQUITY                                                                         Bernstein Investment Research and Management
                                                                                     Unit

                                                                                   o Janus Capital Management LLC

                                                                                   o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                                                              3

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 GROWTH
                                                                                        o RCM Capital Management LLC

                                                                                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 VALUE
                                                                                        o Institutional Capital Corporation

                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o Alliance Capital Management L.P.
 CAP GROWTH
                                                                                        o Franklin Advisers, Inc.

                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID        Seeks long-term growth of capital.                     o AXA Rosenberg Investment Management LLC
 CAP VALUE
                                                                                        o TCW Investment Management Company

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                     o Firsthand Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                  o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with   o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.          o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                            o Alliance Capital Management L.P.,
                                                                                          through its Bernstein Investment Research
                                                                                          and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.          o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                Objective                                              Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY   Seeks long-term capital appreciation.                   o Morgan Stanley Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks a total return before expenses that               o Alliance Capital Management L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at
                             a risk level consistent with that of the S&P 500
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks long-term capital growth.                         o Evergreen Investment Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks long-term growth of capital.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE    Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND     Seeks to provide a high total return consistent         o J.P. Morgan Investment Management Inc.
                             with moderate risk to capital and maintenance of
                             liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH    Seeks long-term growth of capital.                      o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE    Seeks capital appreciation.                             o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             Seeks long-term growth of capital.                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE       Seeks capital appreciation and secondarily, income.     o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL     Seeks capital appreciation.                             o Merrill Lynch Investment Managers
 VALUE                                                                                 International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH       Seeks to provide long-term capital growth.              o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST       Seeks long-term growth of capital with secondary        o MFS Investment Management
                             objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income,         o Alliance Capital Management L.P.
                             preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME    Seeks capital growth. Current income is a secondary     o Putnam Investment Management, LLC
 VALUE                       objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER            Seeks long-term growth of capital and any increased     o Putnam Investment Management, LLC
                             income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before       o Alliance Capital Management L.P.
                             the deduction of portfolio expenses) the total
                             return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TECHNOLOGY                Seeks to achieve long-term growth of capital.           o Firsthand Capital Management, Inc.

                                                                                     o RCM Capital Management LLC

                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
Barr Rosenberg Variable
Insurance Trust
Portfolio Name                Objective                                              Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE   Seeks to increase the value of your investment in       o Charles Schwab Investment Management, Inc.
 LONG/SHORT EQUITY(1)        bull markets and bear markets through strategies
                             that are designed to have limited exposure to           o AXA Rosenberg Investment Management LLC
                             general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                       Objective                                                   Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class II(1)(2)   Seeks to provide above average current income and           o Van Kampen(3)
                                     longterm capital appreciation by investing primarily
                                     in equity securities of companies in the U.S. real
                                     estate industry, including real estate investment
                                     trusts.
------------------------------------------------------------------------------------------------------------------------------------

(1) Not available in all contracts.

(2) 'Class II' Shares are defined in the current underlying Trust prospectus.

(3) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.



(4) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

This table shows the fees and expenses for 2003 as an annual percentage of each Portfolio's daily average net assets.

--------------------------------------------------------------------------------
                                               Manage-
                                                ment       12b-1      Other
Portfolio Name                                 Fees(2)    Fees(3)   Expenses (4)
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%      0.25%     5.91%
AXA Conservative Allocation                      0.10%      0.25%     9.04%
AXA Conservative-Plus Allocation                 0.10%      0.25%     4.13%
AXA Moderate Allocation                          0.10%      0.25%     0.39%
AXA Moderate-Plus Allocation                     0.10%      0.25%     1.77%
AXA Premier VIP Aggressive Equity                0.62%      0.25%     0.15%
AXA Premier VIP Core Bond                        0.60%      0.25%     0.26%
AXA Premier VIP Health Care                      1.20%      0.25%     0.48%
AXA Premier VIP High Yield                       0.59%      0.25%     0.16%
AXA Premier VIP International Equity             1.05%      0.25%     0.73%
AXA Premier VIP Large Cap Core Equity            0.90%      0.25%     0.52%
AXA Premier VIP Large Cap Growth                 0.90%      0.25%     0.43%
AXA Premier VIP Large Cap Value                  0.90%      0.25%     0.43%
AXA Premier VIP Small/Mid Cap Growth             1.10%      0.25%     0.35%
AXA Premier VIP Small/Mid Cap Value              1.10%      0.25%     0.31%
AXA Premier VIP Technology                       1.20%      0.25%     0.83%
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.48%      0.25%     0.06%
EQ/Alliance Growth and Income                    0.57%      0.25%     0.06%
EQ/Alliance Intermediate Government Securities   0.49%      0.25%     0.08%
EQ/Alliance International                        0.74%      0.25%     0.13%
EQ/Alliance Premier Growth                       0.90%      0.25%     0.05%
EQ/Alliance Quality Bond                         0.52%      0.25%     0.06%
EQ/Alliance Small Cap Growth                     0.75%      0.25%     0.07%
EQ/Bernstein Diversified Value                   0.64%      0.25%     0.06%
EQ/Calvert Socially Responsible                  0.65%      0.25%     0.55%
EQ/Capital Guardian International                0.85%      0.25%     0.21%
EQ/Capital Guardian Research                     0.65%      0.25%     0.07%
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                               Total                   Net Total
                                                               Annual      Fee Waiv-     Annual
                                              Underlying     Expenses    ers and/or    Expenses
                                               Portfolio      (Before       Expense       After
                                               Fees and      Expense     Reimburse-     Expense
Portfolio Name                                Expenses(5)   Limitation)    ments(6)    Limitations
-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        1.08%          7.34%        (5.98)%      1.36%
AXA Conservative Allocation                      0.84%         10.23%        (9.13)%      1.10%
AXA Conservative-Plus Allocation                 0.88%          5.36%        (4.21)%      1.15%
AXA Moderate Allocation                          0.86%          1.60%        (0.43)%      1.17%
AXA Moderate-Plus Allocation                     1.13%          3.25%        (1.87)%      1.38%
AXA Premier VIP Aggressive Equity                  --           1.02%           --        1.02%
AXA Premier VIP Core Bond                          --           1.11%        (0.16)%      0.95%
AXA Premier VIP Health Care                        --           1.93%        (0.08)%      1.85%
AXA Premier VIP High Yield                         --           1.00%           --        1.00%
AXA Premier VIP International Equity               --           2.03%        (0.23)%      1.80%
AXA Premier VIP Large Cap Core Equity              --           1.67%        (0.32)%      1.35%
AXA Premier VIP Large Cap Growth                   --           1.58%        (0.23)%      1.35%
AXA Premier VIP Large Cap Value                    --           1.58%        (0.23)%      1.35%
AXA Premier VIP Small/Mid Cap Growth               --           1.70%        (0.10)%      1.60%
AXA Premier VIP Small/Mid Cap Value                --           1.66%        (0.06)%      1.60%
AXA Premier VIP Technology                         --           2.28%        (0.43)%      1.85%
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --           0.79%           --        0.79%
EQ/Alliance Growth and Income                      --           0.88%           --        0.88%
EQ/Alliance Intermediate Government Securities     --           0.82%           --        0.82%
EQ/Alliance International                          --           1.12%        (0.02)%      1.10%
EQ/Alliance Premier Growth                         --           1.20%        (0.04)%      1.16%
EQ/Alliance Quality Bond                           --           0.83%           --        0.83%
EQ/Alliance Small Cap Growth                       --           1.07%           --        1.07%
EQ/Bernstein Diversified Value                     --           0.95%         0.00%       0.95%
EQ/Calvert Socially Responsible                    --           1.45%        (0.40)%      1.05%
EQ/Capital Guardian International                  --           1.31%        (0.11)%      1.20%
EQ/Capital Guardian Research                       --           0.97%        (0.02)%      0.95%
-----------------------------------------------------------------------------------------------------

                                               Manage-
                                                ment       12b-1      Other
Portfolio Name                                 Fees(2)    Fees(3)   Expenses (4)
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                 0.65%      0.25%      0.07%
EQ/Emerging Markets Equity                      1.15%      0.25%      0.40%
EQ/Equity 500 Index                             0.25%      0.25%      0.06%
EQ/Evergreen Omega                              0.65%      0.25%      0.25%
EQ/FI Mid Cap                                   0.70%      0.25%      0.08%
EQ/FI Small/Mid Cap Value                       0.75%      0.25%      0.10%
EQ/Janus Large Cap Growth                       0.90%      0.25%      0.09%
EQ/J.P. Morgan Core Bond                        0.44%      0.25%      0.08%
EQ/Lazard Small Cap Value                       0.75%      0.25%      0.10%
EQ/Marsico Focus                                0.90%      0.25%      0.07%
EQ/Mercury Basic Value Equity                   0.60%      0.25%      0.07%
EQ/Mercury International Value                  0.85%      0.25%      0.16%
EQ/MFS Emerging Growth Companies                0.65%      0.25%      0.07%
EQ/MFS Investors Trust                          0.60%      0.25%      0.11%
EQ/Money Market                                 0.33%      0.25%      0.06%
EQ/Putnam Growth & Income Value                 0.60%      0.25%      0.10%
EQ/Putnam Voyager                               0.65%      0.25%      0.13%
EQ/Small Company Index                          0.25%      0.25%      0.35%
EQ/Technology                                   0.90%      0.25%      0.09%
--------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    1.50%      0.25%      5.80%
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------
U.S. Real Estate - Class II                     0.80%      0.35%      0.31%
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
                                                               Total                    Net Total
                                                               Annual      Fee Waiv-      Annual
                                              Underlying     Expenses     ers and/or     Expenses
                                               Portfolio      (Before       Expense        After
                                               Fees and      Expense      Reimburse-      Expense
Portfolio Name                                Expenses(5)   Limitation)    ments(6)     Limitations
-----------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                    --          0.97%        (0.02)%        0.95%
EQ/Emerging Markets Equity                         --          1.80%         0.00%         1.80%
EQ/Equity 500 Index                                --          0.56%           --          0.56%
EQ/Evergreen Omega                                 --          1.15%        (0.20)%        0.95%
EQ/FI Mid Cap                                      --          1.03%        (0.03)%        1.00%
EQ/FI Small/Mid Cap Value                          --          1.10%         0.00%         1.10%
EQ/Janus Large Cap Growth                          --          1.24%        (0.09)%        1.15%
EQ/J.P. Morgan Core Bond                           --          0.77%         0.00%         0.77%
EQ/Lazard Small Cap Value                          --          1.10%         0.00%         1.10%
EQ/Marsico Focus                                   --          1.22%        (0.07)%        1.15%
EQ/Mercury Basic Value Equity                      --          0.92%         0.00%         0.92%
EQ/Mercury International Value                     --          1.26%        (0.01)%        1.25%
EQ/MFS Emerging Growth Companies                   --          0.97%           --          0.97%
EQ/MFS Investors Trust                             --          0.96%        (0.01)%        0.95%
EQ/Money Market                                    --          0.64%           --          0.64%
EQ/Putnam Growth & Income Value                    --          0.95%         0.00%         0.95%
EQ/Putnam Voyager                                  --          1.03%        (0.08)%        0.95%
EQ/Small Company Index                             --          0.85%         0.00%         0.85%
EQ/Technology                                      --          1.24%        (0.09)%        1.15%
-----------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-----------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity       --          7.55%        (4.57)%        2.98%
-----------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                        --          1.46%        (0.11)%        1.35%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2003        Lowest     Highest
(expenses that are deducted from Portfolio assets         ------     -------
including management fees, 12b-1 fees, service             .56%       10.23%
fees, and/or other expenses)(1)

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) Other expenses shown are those incurred in 2003. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolios's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "-" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "-" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. Equi table Life, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc. the manager of the Barr Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

-----------------------------------------------
Portfolio Name
-----------------------------------------------
AXA Aggressive Allocation               0.95%
AXA Conservative Allocation             0.73%
AXA Conservative-Plus Allocation        0.78%
AXA Moderate Allocation                 0.79%
AXA Moderate-Plus Allocation            0.99%
AXA Premier VIP Aggressive Equity       0.95%
AXA Premier VIP Health Care             1.84%
AXA Premier VIP International Equity    1.73%
AXA Premier VIP Large Cap Core Equity   1.32%
AXA Premier VIP Large Cap Growth        1.32%
AXA Premier VIP Large Cap Value         1.28%
AXA Premier VIP Small/Mid Cap Growth    1.46%
AXA Premier VIP Small/Mid Cap Value     1.52%
AXA Premier VIP Technology              1.70%
EQ/Alliance Common Stock                0.77%
EQ/Alliance Growth and Income           0.85%
EQ/Alliance Premier Growth              1.15%
EQ/Alliance Small Cap Growth            1.03%
EQ/Calvert Socially Responsible         1.00%
EQ/Capital Guardian International       1.18%
EQ/Capital Guardian Research            0.93%
EQ/Capital Guardian U.S. Equity         0.93%
EQ/Emerging Markets Equity              1.78%
EQ/Evergreen Omega                      0.84%
EQ/FI Mid Cap                           0.88%
EQ/FI Small/Mid Cap Value               1.04%
EQ/Lazard Small Cap Value               1.00%
EQ/Marsico Focus                        1.10%
EQ/Mercury Basic Value Equity           0.91%
EQ/Mercury International Value          1.18%
EQ/MFS Emerging Growth Companies        0.96%
EQ/MFS Investors Trust                  0.94%
EQ/Putnam Growth & Income Value         0.93%
EQ/Putnam Voyager                       0.93%
EQ/Technology                           1.01%
-----------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $2.10 per $10,000. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                    1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,938.01     $ 3,961.13     $ 5,796.47     $  9,326.64
AXA Conservative Allocation                      $ 2,253.10     $ 4,736.29     $ 6,842.80     $ 10,461.71
AXA Conservative-Plus Allocation                 $ 1,721.56     $ 3,397.79     $ 4,989.19     $  8,279.35
AXA Moderate Allocation                          $ 1,312.50     $ 2,258.97     $ 3,241.25     $  5,521.47
AXA Moderate-Plus Allocation                     $ 1,491.38     $ 2,770.44     $ 4,045.17     $  6,868.22
AXA Premier VIP Aggressive Equity                $ 1,251.23     $ 2,073.57     $ 2,942.34     $  5,012.96
AXA Premier VIP Core Bond                        $ 1,260.68     $ 2,102.26     $ 2,988.89     $  5,093.46
AXA Premier VIP Health Care                      $ 1,346.96     $ 2,361.65     $ 3,405.07     $  5,798.30
AXA Premier VIP High Yield                       $ 1,249.13     $ 2,067.20     $ 2,931.98     $  4,994.97
AXA Premier VIP International Equity             $ 1,357.88     $ 2,392.97     $ 3,454.79     $  5,884.68
AXA Premier VIP Large Cap Core Equity            $ 1,319.47     $ 2,279.90     $ 3,274.74     $  5,577.28
AXA Premier VIP Large Cap Growth                 $ 1,310.02     $ 2,251.50     $ 3,229.28     $  5,501.47
AXA Premier VIP Large Cap Value                  $ 1,310.02     $ 2,251.50     $ 3,229.28     $  5,501.47
AXA Premier VIP Small/Mid Cap Growth             $ 1,322.62     $ 2,289.36     $ 3,289.86     $  5,602.39
AXA Premier VIP Small/Mid Cap Value              $ 1,318.42     $ 2,276.75     $ 3,269.70     $  5,568.89
AXA Premier VIP Technology                       $ 1,385.17     $ 2,470.97     $ 3,578.14     $  6,096.56
------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,227.08     $ 2,000.14     $ 2,822.68     $  4,803.72
EQ/Alliance Growth and Income                    $ 1,236.53     $ 2,028.92     $ 2,869.65     $  4,886.20
EQ/Alliance Intermediate Government Securities   $ 1,230.23     $ 2,009.74     $ 2,838.36     $  4,831.30
EQ/Alliance International                        $ 1,261.73     $ 2,105.45     $ 2,994.06     $  5,102.35
EQ/Alliance Premier Growth                       $ 1,270.13     $ 2,130.96     $ 3,035.31     $  5,173.19
EQ/Alliance Quality Bond                         $ 1,231.28     $ 2,012.94     $ 2,843.58     $  4,840.47
EQ/Alliance Small Cap Growth                     $ 1,256.48     $ 2,089.49     $ 2,968.20     $  5,057.78
EQ/Bernstein Diversified Value                   $ 1,243.88     $ 2,051.26     $ 2,906.05     $  4,949.82
EQ/Calvert Socially Responsible                  $ 1,296.37     $ 2,210.37     $ 3,163.29     $  5,390.66
EQ/Capital Guardian International                $ 1,281.67     $ 2,165.95     $ 3,091.79     $  5,269.59
EQ/Capital Guardian Research                     $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
EQ/Capital Guardian U.S. Equity                  $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91
EQ/Emerging Markets Equity                       $ 1,333.12     $ 2,320.83     $ 3,340.09     $  5,685.49
EQ/Equity 500 Index                              $ 1,202.94     $ 1,926.36     $ 2,701.81     $  4,589.30
EQ/Evergreen Omega                               $ 1,264.88     $ 2,115.02     $ 3,009.54     $  5,128.99
EQ/FI Mid Cap                                    $ 1,252.28     $ 2,076.75     $ 2,947.52     $  5,021.94
EQ/FI Small/Mid Cap Value                        $ 1,259.63     $ 2,099.07     $ 2,983.72     $  5,084.55
EQ/J.P. Morgan Core Bond                         $ 1,224.98     $ 1,993.74     $ 2,812.22     $  4,785.28
EQ/Janus Large Cap Growth                        $ 1,274.33     $ 2,143.69     $ 3,055.88     $  5,208.37
EQ/Lazard Small Cap Value                        $ 1,259.63     $ 2,099.07     $ 2,983.72     $  5,084.55
EQ/Marsico Focus                                 $ 1,272.23     $ 2,137.33     $ 3,045.60     $  5,190.80
EQ/Mercury Basic Value Equity                    $ 1,240.73     $ 2,041.69     $ 2,890.46     $  4,922.61
EQ/Mercury International Value                   $ 1,276.43     $ 2,150.05     $ 3,066.15     $  5,225.91
EQ/MFS Emerging Growth Companies                 $ 1,245.98     $ 2,057.64     $ 2,916.43     $  4,967.91

------------------------------------------------------------------------------------------------------------
                                                                 If you annuitize at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
                   Portfolio Name                    1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,488.01     $ 3,611.13     $ 5,546.47     $  9,676.64
AXA Conservative Allocation                      $ 1,803.10     $ 4,386.29     $ 6,592.80     $ 10,811.71
AXA Conservative-Plus Allocation                 $ 1,271.56     $ 3,047.79     $ 4,739.19     $  8,629.35
AXA Moderate Allocation                          $   867.25     $ 1,923.76     $ 3,010.77     $  5,871.47
AXA Moderate-Plus Allocation                     $ 1,041.38     $ 2,420.44     $ 3,795.17     $  7,218.22
AXA Premier VIP Aggressive Equity                $   805.97     $ 1,746.28     $ 2,726.09     $  5,362.96
AXA Premier VIP Core Bond                        $   815.42     $ 1,773.79     $ 2,770.46     $  5,443.46
AXA Premier VIP Health Care                      $   901.51     $ 2,022.03     $ 3,166.76     $  6,148.30
AXA Premier VIP High Yield                       $   803.87     $ 1,740.15     $ 2,716.20     $  5,344.97
AXA Premier VIP International Equity             $   912.01     $ 2,052.00     $ 3,214.10     $  6,234.68
AXA Premier VIP Large Cap Core Equity            $   874.21     $ 1,943.80     $ 3,042.66     $  5,927.28
AXA Premier VIP Large Cap Growth                 $   864.76     $ 1,916.61     $ 2,999.37     $  5,851.47
AXA Premier VIP Large Cap Value                  $   864.76     $ 1,916.61     $ 2,999.37     $  5,851.47
AXA Premier VIP Small/Mid Cap Growth             $   877.36     $ 1,952.85     $ 3,057.05     $  5,952.39
AXA Premier VIP Small/Mid Cap Value              $   873.16     $ 1,940.78     $ 3,037.86     $  5,918.89
AXA Premier VIP Technology                       $   938.25     $ 2,126.65     $ 3,331.55     $  6,446.56
------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   781.82     $ 1,675.72     $ 2,611.87     $  5,153.72
EQ/Alliance Growth and Income                    $   791.27     $ 1,703.37     $ 2,656.70     $  5,236.20
EQ/Alliance Intermediate Government Securities   $   784.97     $ 1,684.94     $ 2,626.83     $  5,181.30
EQ/Alliance International                        $   816.47     $ 1,776.84     $ 2,775.38     $  5,452.35
EQ/Alliance Premier Growth                       $   824.87     $ 1,801.25     $ 2,814.67     $  5,523.19
EQ/Alliance Quality Bond                         $   786.02     $ 1,688.01     $ 2,631.82     $  5,190.47
EQ/Alliance Small Cap Growth                     $   811.22     $ 1,761.57     $ 2,750.76     $  5,407.78
EQ/Bernstein Diversified Value                   $   798.62     $ 1,724.84     $ 2,691.45     $  5,299.82
EQ/Calvert Socially Responsible                  $   851.11     $ 1,877.25     $ 2,936.53     $  5,740.66
EQ/Capital Guardian International                $   836.42     $ 1,834.74     $ 2,868.45     $  5,619.59
EQ/Capital Guardian Research                     $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
EQ/Capital Guardian U.S. Equity                  $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
EQ/Emerging Markets Equity                       $   887.86     $ 1,982.97     $ 3,104.89     $  6,035.49
EQ/Equity 500 Index                              $   757.67     $ 1,604.81     $ 2,496.49     $  4,939.30
EQ/Evergreen Omega                               $   819.62     $ 1,786.00     $ 2,790.13     $  5,478.99
EQ/FI Mid Cap                                    $   807.02     $ 1,749.34     $ 2,731.03     $  5,371.94
EQ/FI Small/Mid Cap Value                        $   814.37     $ 1,770.74     $ 2,765.54     $  5,434.55
EQ/J.P. Morgan Core Bond                         $   779.72     $ 1,669.57     $ 2,601.88     $  5,135.28
EQ/Janus Large Cap Growth                        $   829.07     $ 1,813.44     $ 2,834.26     $  5,558.37
EQ/Lazard Small Cap Value                        $   814.37     $ 1,770.74     $ 2,765.54     $  5,434.55
EQ/Marsico Focus                                 $   826.97     $ 1,807.35     $ 2,824.47     $  5,540.80
EQ/Mercury Basic Value Equity                    $   795.47     $ 1,715.64     $ 2,676.57     $  5,272.61
EQ/Mercury International Value                   $   831.17     $ 1,819.53     $ 2,844.04     $  5,575.91
EQ/MFS Emerging Growth Companies                 $   800.72     $ 1,730.97     $ 2,701.35     $  5,317.91
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                      If you do not surrender your contract at the end
                                                                of the applicable time period
                                                 -----------------------------------------------------------
          Portfolio Name                           1 year       3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,138.01    $ 3,261.13     $ 5,196.47     $  9,326.64
AXA Conservative Allocation                      $ 1,453.10    $ 4,036.29     $ 6,242.80     $ 10,461.71
AXA Conservative-Plus Allocation                 $   921.56    $ 2,697.79     $ 4,389.19     $  8,279.35
AXA Moderate Allocation                          $   517.25    $ 1,573.76     $ 2,660.77     $  5,521.47
AXA Moderate-Plus Allocation                     $   691.38    $ 2,070.44     $ 3,445.17     $  6,868.22
AXA Premier VIP Aggressive Equity                $   455.97    $ 1,396.28     $ 2,376.09     $  5,012.96
AXA Premier VIP Core Bond                        $   465.42    $ 1,423.79     $ 2,420.46     $  5,093.46
AXA Premier VIP Health Care                      $   551.51    $ 1,672.03     $ 2,816.76     $  5,798.30
AXA Premier VIP High Yield                       $   453.87    $ 1,390.15     $ 2,366.20     $  4,994.97
AXA Premier VIP International Equity             $   562.01    $ 1,702.00     $ 2,864.10     $  5,884.68
AXA Premier VIP Large Cap Core Equity            $   524.21    $ 1,593.80     $ 2,692.66     $  5,577.28
AXA Premier VIP Large Cap Growth                 $   514.76    $ 1,566.61     $ 2,649.37     $  5,501.47
AXA Premier VIP Large Cap Value                  $   514.76    $ 1,566.61     $ 2,649.37     $  5,501.47
AXA Premier VIP Small/Mid Cap Growth             $   527.36    $ 1,602.85     $ 2,707.05     $  5,602.39
AXA Premier VIP Small/Mid Cap Value              $   523.16    $ 1,590.78     $ 2,687.86     $  5,568.89
AXA Premier VIP Technology                       $   588.25    $ 1,776.65     $ 2,981.55     $  6,096.56
------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   431.82    $ 1,325.72     $ 2,261.87     $  4,803.72
EQ/Alliance Growth and Income                    $   441.27    $ 1,353.37     $ 2,306.70     $  4,886.20
EQ/Alliance Intermediate Government Securities   $   434.97    $ 1,334.94     $ 2,276.83     $  4,831.30
EQ/Alliance International                        $   466.47    $ 1,426.84     $ 2,425.38     $  5,102.35
EQ/Alliance Premier Growth                       $   474.87    $ 1,451.25     $ 2,464.67     $  5,173.19
EQ/Alliance Quality Bond                         $   436.02    $ 1,338.01     $ 2,281.82     $  4,840.47
EQ/Alliance Small Cap Growth                     $   461.22    $ 1,411.57     $ 2,400.76     $  5,057.78
EQ/Bernstein Diversified Value                   $   448.62    $ 1,374.84     $ 2,341.45     $  4,949.82
EQ/Calvert Socially Responsible                  $   501.11    $ 1,527.25     $ 2,586.53     $  5,390.66
EQ/Capital Guardian International                $   486.42    $ 1,484.74     $ 2,518.45     $  5,269.59
EQ/Capital Guardian Research                     $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
EQ/Capital Guardian U.S. Equity                  $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
EQ/Emerging Markets Equity                       $   537.86    $ 1,632.97     $ 2,754.89     $  5,685.49
EQ/Equity 500 Index                              $   407.67    $ 1,254.81     $ 2,146.49     $  4,589.30
EQ/Evergreen Omega                               $   469.62    $ 1,436.00     $ 2,440.13     $  5,128.99
EQ/FI Mid Cap                                    $   457.02    $ 1,399.34     $ 2,381.03     $  5,021.94
EQ/FI Small/Mid Cap Value                        $   464.37    $ 1,420.74     $ 2,415.54     $  5,084.55
EQ/J.P. Morgan Core Bond                         $   429.72    $ 1,319.57     $ 2,251.88     $  4,785.28
EQ/Janus Large Cap Growth                        $   479.07    $ 1,463.44     $ 2,484.26     $  5,208.37
EQ/Lazard Small Cap Value                        $   464.37    $ 1,420.74     $ 2,415.54     $  5,084.55
EQ/Marsico Focus                                 $   476.97    $ 1,457.35     $ 2,474.47     $  5,190.80
EQ/Mercury Basic Value Equity                    $   445.47    $ 1,365.64     $ 2,326.57     $  4,922.61
EQ/Mercury International Value                   $   481.17    $ 1,469.53     $ 2,494.04     $  5,225.91
EQ/MFS Emerging Growth Companies                 $   450.72    $ 1,380.97     $ 2,351.35     $  4,967.91
------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                of the applicable time period
                                              -----------------------------------------------------------
       Portfolio Name                             1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $ 1,244.93     $ 2,054.45     $ 2,911.24     $ 4,958.87
EQ/Money Market                                $ 1,211.34     $ 1,952.06     $ 2,743.99     $ 4,664.47
EQ/Putnam Growth & Income Value                $ 1,243.88     $ 2,051.26     $ 2,906.05     $ 4,949.82
EQ/Putnam Voyager                              $ 1,252.28     $ 2,076.75     $ 2,947.52     $ 5,021.94
EQ/Small Company Index                         $ 1,233.38     $ 2,019.33     $ 2,854.01     $ 4,858.80
EQ/Technology                                  $ 1,274.33     $ 2,143.69     $ 3,055.88     $ 5,208.37
---------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,960.56     $ 4,018.36     $ 5,876.30     $ 9,422.13
---------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $ 1,297.42     $ 2,213.54     $ 3,168.37     $ 5,399.24
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end
                                                             of the applicable time period
                                               --------------------------------------------------------
        Portfolio Name                           1 year      3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                         $   799.67   $ 1,727.90     $ 2,696.40     $ 5,308.87
EQ/Money Market                                $   766.07   $ 1,629.51     $ 2,536.76     $ 5,014.47
EQ/Putnam Growth & Income Value                $   798.62   $ 1,724.84     $ 2,691.45     $ 5,299.82
EQ/Putnam Voyager                              $   807.02   $ 1,749.34     $ 2,731.03     $ 5,371.94
EQ/Small Company Index                         $   788.12   $ 1,694.16     $ 2,641.78     $ 5,208.80
EQ/Technology                                  $   829.07   $ 1,813.44     $ 2,834.26     $ 5,558.37
-------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   $ 1,510.56   $ 3,668.36     $ 5,626.30     $ 9,772.13
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                   $   852.16   $ 1,880.29     $ 2,941.38     $ 5,749.24
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end
                                                           of the applicable time period
                                               --------------------------------------------------------
         Portfolio Name                           1 year       3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                          $   449.67    $ 1,377.90     $ 2,346.40     $ 4,958.87
EQ/Money Market                                 $   416.07    $ 1,279.51     $ 2,186.76     $ 4,664.47
EQ/Putnam Growth & Income Value                 $   448.62    $ 1,374.84     $ 2,341.45     $ 4,949.82
EQ/Putnam Voyager                               $   457.02    $ 1,399.34     $ 2,381.03     $ 5,021.94
EQ/Small Company Index                          $   438.12    $ 1,344.16     $ 2,291.78     $ 4,858.80
EQ/Technology                                   $   479.07    $ 1,463.44     $ 2,484.26     $ 5,208.37
-------------------------------------------------------------------------------------------------------
BARR ROSENBERG VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity    $ 1,160.56    $ 3,318.36     $ 5,276.30     $ 9,422.13
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II                    $   502.16    $ 1,530.29     $ 2,591.38     $ 5,399.24
-------------------------------------------------------------------------------------------------------

(5) TAX INFORMATION

REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations generally apply beginning in January 2003. The 2002 final regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have currently been suspended. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


(6) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.31 billion in assets as of December 31, 2003. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."


(7) APPLICABLE ONLY TO CONTRACTS WITH THE GUARANTEED INTEREST OPTION

From time to time we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest account causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


(8) DISRUPTIVE TRANSFER ACTIVITY

Frequent transfers, including market timing and other program trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may hurt the long term performance of a portfolio by, for example, requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. We currently use the procedures described below to discourage disruptive transfer activity in AXA Premier VIP Trust and EQ Advisors Trust. You should understand, however, that these procedures are subject to the following limitations: (1) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (2) the design of these procedures involves inherently subjective judgments, which we and AXA Premier VIP Trust and EQ Advisors Trust seek to make in a fair and reasonable manner consistent with interests of all policy and contract owners. Certain frequent transfer activities attempt to exploit inefficiencies in how portfolio securities are valued. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

If we determine that your transfer patterns are disruptive, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio's aggregate deposits or aggregate redemptions exceed our monitoring threshold, we may take the actions described above to restrict availability of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We also currently provide a letter to owners who have engaged in disruptive transfer activity of our intention to restrict access to communication services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider potentially disruptive transfer activity and our monitoring procedures and thresholds, as well as change our procedures to restrict this activity.


Our ability to monitor potentially disruptive transfer activity is limited in certain circumstances. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. Also, underlying portfolios that are not in AXA Premier VIP Trust or EQ Advisors Trust may be available for investment through companies that may have policies and procedures regarding disruptive transfer activity that are different from ours. Please see the prospectuses for those underlying portfolios for more information.


(9) SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day Smith Barney receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.

We consider Smith Barney to be a "processing office" for the purpose of receiving subsequent contributions as described above.

The procedures described above are not available for 1035 exchanges or other replacement transactions; other types of transactions may also be excluded. You must provide all information and documents we require with respect to your additional contribution. The amount of the additional contribution you are making must be permitted under your contract. Your contribution must be made in accordance with all the other terms and conditions described in our prospectus. After receiving your contribution, together with all required information and documents, from you, Smith Barney must deliver them to us in accordance with our processing arrangements with Smith Barney.

Smith Barney may establish a "closing time" for receipt of contribution requests under the above arrangement that is earlier than the end of the business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as Smith Barney, a business day for the purposes of this supplement will be our business day.

We or Smith Barney may change or discontinue these arrangements at any time without prior notice. If you change Smith Barney as your broker-dealer of record on your contract, the above procedures will no longer apply, although we may have similar arrangements with your new broker-dealer.

You may always make subsequent contributions under your contract by any other method described in the Accumulator(R) Series prospectus for your contract, as supplemented from time to time. All contributions are subject to acceptance. These arrangements may not be available in every state.


(10) CONDENSED FINANCIAL INFORMATION


The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2003. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.


The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003.



----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 44.36    $  37.59    $  43.48          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 52.40    $  38.47    $  54.60    $  73.67    $  85.83
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1           1           1           1          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.01    $  10.71          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.06    $   7.93          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.44    $  24.25    $  25.23    $  25.30    $  28.03
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          11          12          13          13          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.43    $   7.84          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.74    $   7.67          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           9          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.82    $   6.81          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.31    $   7.94          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.65    $   6.22          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.30    $   7.40          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.88    $   5.69          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $236.45    $ 159.61    $ 241.72    $ 273.42    $ 321.89
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           2           2           2          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.59    $  20.58          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           1          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.53    $  19.30          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           7          10          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.81    $   8.82          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           8          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.99    $   4.91    $   7.20    $   9.56    $  11.82
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          93          89          79          54          --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.19     $ 15.78          --          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.04     $ 10.05     $ 14.55     $ 16.93     $ 15.04
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          30          32          32          24          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.19     $ 10.35     $ 12.09     $ 11.84     $ 12.20
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          38          38          34          11          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.09     $  6.38     $  8.76          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.71     $  7.40     $  8.79     $ 11.22     $ 14.00
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          39          35          34          28          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.53     $  8.08     $ 10.83     $ 11.16     $ 10.64
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          66          69          26          18          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48     $  7.76     $ 10.26     $ 10.58     $ 10.31
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          34          25          21          15          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.95     $  5.80     $  6.22     $  6.62     $ 11.15
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          12          12           9           8          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 24.53     $ 19.37     $ 25.20     $ 28.97          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          10          10          11           6          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.05     $  5.88     $  7.81     $  9.50     $ 10.87
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.86     $  6.93     $  8.59     $ 10.01          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          34          29          19           3          --
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.73     $  9.64     $ 11.41     $ 11.08          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          20          14          11          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.81     $ 13.49     $ 12.43     $ 11.62     $ 10.53
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          36          44          46          34          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.52     $  4.43     $  6.41     $  8.41          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          28          22          24          10          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.75     $ 10.84     $ 12.70     $ 10.89     $  9.28
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          17          18          15           9          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.92     $  9.95     $ 11.36          --          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           3           2           1          --          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.80     $ 14.47     $ 17.53     $ 16.77     $ 15.14
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           1          --          --          --          --
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                             ---------------------------------------------------------
                                                                2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.46     $ 11.40     $ 13.81     $ 17.77     $ 20.45
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          51          73          65          47          --
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.20     $  9.53     $ 14.64     $ 22.42     $ 27.88
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          42          42          43          35          --
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.34     $  6.90     $  8.82     $ 10.59     $ 10.77
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           6           7           6           2          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 31.04     $ 31.16     $ 31.08     $ 30.29     $ 28.85
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2           6          13           8          11
----------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.40     $  9.87     $ 12.31     $ 13.34     $ 12.61
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          18          20          18           4          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.78     $  9.59     $ 13.15     $ 17.57     $ 21.58
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5          14          15          15          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.67     $  8.77     $ 11.19     $ 11.07     $ 11.57
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          15          17          17          10          --
----------------------------------------------------------------------------------------------------------------------
 EQ/Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.14     $  2.91     $  4.96     $  6.63          --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          55          63          50          33          --
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2003.

----------------------------------------------------------------------------
                                                 For the years ending
                                                     December 31,
                                            ------------------------------
                                              2003      2002        2001
----------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------
  Unit value                                $ 37.31   $  31.93    $  37.29
----------------------------------------------------------------------------
  Number of units outstanding (000's)            11          7           4
----------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------
  Unit value                                $ 44.08   $  32.67    $  46.83
----------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --          --
----------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------
  Unit value                                $ 10.80   $  10.61          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            18         13          --
----------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------
  Unit value                                $  9.87   $   7.85          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          3          --
----------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------
  Unit value                                $ 24.99   $  20.79    $  21.83
----------------------------------------------------------------------------
  Number of units outstanding (000's)            11          7          --
----------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------
  Unit value                                $ 10.23   $   7.76          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)             6          7          --
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------
  Unit value                                $  9.55   $   7.60          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            15         17          --
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------
  Unit value                                $  8.65   $   6.75          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            36         39          --
----------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------
  Unit value                                $ 10.11   $   7.86          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            28         30          --
----------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
----------------------------------------------------------------------------
  Unit value                                $  8.48   $   6.16          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            30         34          --
----------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
----------------------------------------------------------------------------
  Unit value                                $ 10.11   $   7.33          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            23         25          --
----------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------
  Unit value                                $  8.71   $   5.63          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)             4          4          --
----------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------
  Unit value                                $180.69   $ 123.15    $ 188.32
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          3           1
----------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------
  Unit value                                $ 24.09   $  18.83          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            11         10          --
----------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
   Securities
----------------------------------------------------------------------------
  Unit value                                $ 17.27   $  17.23          --
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          2          --
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                 For the years ending
                                                     December 31,
                                            ------------------------------
                                              2003       2002       2001
----------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------
  Unit value                                $ 10.86    $  8.19        --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            14         --        --
----------------------------------------------------------------------------
 EQ/Alliance Premier Growth
----------------------------------------------------------------------------
  Unit value                                $  5.73    $  4.74   $  7.02
----------------------------------------------------------------------------
  Number of units outstanding (000's)           111        108        27
----------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------
  Unit value                                $ 14.67    $ 14.44        --
----------------------------------------------------------------------------
  Number of units outstanding (000's)            25         28        --
----------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------
  Unit value                                $ 13.61    $  9.52   $ 13.91
----------------------------------------------------------------------------
  Number of units outstanding (000's)            25         31         7
----------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------
  Unit value                                $ 12.45    $  9.86   $ 11.64
----------------------------------------------------------------------------
  Number of units outstanding (000's)            66         66        16
----------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------
  Unit value                                $  7.75    $  6.18   $  8.56
----------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --        --
----------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------
  Unit value                                $  9.29    $  7.14   $  8.57
----------------------------------------------------------------------------
  Number of units outstanding (000's)            36         48        41
----------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------
  Unit value                                $ 10.07    $  7.80   $ 10.56
----------------------------------------------------------------------------
  Number of units outstanding (000's)            35         37        13
----------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------
  Unit value                                $ 10.02    $  7.49   $ 10.00
----------------------------------------------------------------------------
  Number of units outstanding (000's)            38         40        21
----------------------------------------------------------------------------
 EQ/Emerging Markets Equity
----------------------------------------------------------------------------
  Unit value                                $  8.42    $  5.50   $  5.96
----------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --        --
----------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------
  Unit value                                $ 22.31    $ 17.79   $ 23.37
----------------------------------------------------------------------------
  Number of units outstanding (000's)            28         29        11
----------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------
  Unit value                                $  7.67    $  5.66   $  7.59
----------------------------------------------------------------------------
  Number of units outstanding (000's)             7          4        --
----------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------
  Unit value                                $  9.55    $  6.78   $  8.48
----------------------------------------------------------------------------
  Number of units outstanding (000's)            22         25         5
----------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------
  Unit value                                $ 11.94    $  9.13   $ 10.91
----------------------------------------------------------------------------
  Number of units outstanding (000's)            39         40        14
----------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
----------------------------------------------------------------------------
  Unit value                                $ 13.04    $ 12.85   $ 11.96
----------------------------------------------------------------------------
  Number of units outstanding (000's)            60         73        31
----------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------
  Unit value                                $  5.34    $  4.33   $  6.33
----------------------------------------------------------------------------
  Number of units outstanding (000's)            38         47         6
----------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------
  Unit value                                $ 13.92    $ 10.33   $ 12.22
----------------------------------------------------------------------------
  Number of units outstanding (000's)            44         43        14
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                 For the years ending
                                                     December 31,
                                            ------------------------------
                                              2003       2002       2001
----------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------
  Unit value                                $ 12.63    $  9.82     $ 11.32
----------------------------------------------------------------------------
  Number of units outstanding (000's)            14          3           2
----------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------
  Unit value                                $ 17.63    $ 13.70     $ 16.76
----------------------------------------------------------------------------
  Number of units outstanding (000's)            39         34           9
----------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------
  Unit value                                $ 13.56    $ 10.80     $ 13.20
----------------------------------------------------------------------------
  Number of units outstanding (000's)            21         15          18
----------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------
  Unit value                                $ 11.44    $  9.02     $ 14.00
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          2           1
----------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------
  Unit value                                $  7.94    $  6.64     $  8.56
----------------------------------------------------------------------------
  Number of units outstanding (000's)            12         15           6
----------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------
  Unit value                                $ 25.00    $ 25.34     $ 25.51
----------------------------------------------------------------------------
  Number of units outstanding (000's)            21        115         217
----------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
----------------------------------------------------------------------------
  Unit value                                $ 11.62    $  9.34     $ 11.77
----------------------------------------------------------------------------
  Number of units outstanding (000's)            25         29          19
----------------------------------------------------------------------------
 EQ/Putnam Voyager
----------------------------------------------------------------------------
  Unit value                                $ 11.05    $  9.08     $ 12.57
----------------------------------------------------------------------------
  Number of units outstanding (000's)             3          8           4
----------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------
  Unit value                                $ 11.95    $  8.35     $ 10.77
----------------------------------------------------------------------------
  Number of units outstanding (000's)            13         14           1
----------------------------------------------------------------------------
 EQ/Technology
----------------------------------------------------------------------------
  Unit value                                $  3.99    $  2.84     $  4.88
----------------------------------------------------------------------------
  Number of units outstanding (000's)            15         14           5
----------------------------------------------------------------------------

Appendix


--------------------------------------------------------------------------------
Dates of previous Prospectuses and Supplements


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Product Distributor
                                                    --------------------------------------------------------------------------------
                                                                                 AXA Distributors
                                                    --------------------------------------------------------------------------------
 Product Name                                        Prospectus and SAI Dates   Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
 Income ManagerAccumulator(R)                       4/7/95;                     7/1/95; 9/28/95
 Income Manager(R)Rollover IRA                      11/1/95;
                                                    10/16/96                    2/10/97
                                                    5/1/97                      5/1/97
                                                    8/1/97
                                                    12/31/97                    12/31/97; 5/1/98;1/4/99; 5/1/99; 5/1/00;
                                                                                9/1/00;2/9/01; 9/1/01; 1/14/02; 2/22/02;
                                                                                7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R)(IRA, NQ and QP)           10/1/97(2)
 Equitable Accumulator(R)Select(SM) (IRA, NQ, QP)   12/31/97(2)
                                                    5/1/98                      5/1/98; 6/18/98; 11/30/98;5/1/99; 5/1/00;
                                                                                9/1/00; 2/9/01; 9/1/01; 1/14/02; 2/22/02;
                                                                                7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Select(SM)                5/1/99
 Equitable Accumulator(R)                           10/18/99                    3/20/00; 5/1/00; 9/1/00;
 Equitable Accumulator Select (2002 Series)                                     10/13/00; 2/9/01; 9/1/01;
 Equitable Accumulator (2002 Series)                                            1/14/02; 2/22/02; 7/15/02;
                                                                                8/20/02; 1/6/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/00                      3/20/00; 9/1/00; 9/6/00; 10/13/00; 2/9/01;
                                                                                9/1/01; 1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                                                1/6/03; 2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                                                2/1/04

                                                    --------------------------------------------------------------------------------
                                                    5/1/01                      5/1/01(1); 7/30/01(5);9/1/01; 10/1/01(6);
                                                                                12/14/01; 1/14/02; 2/22/02; 7/15/02;
                                                                                8/20/02; 1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                                                11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    N/A                         N/A
                                                    --------------------------------------------------------------------------------
                                                    4/1/02(4)                   4/3/02; 5/20/02(7); 6/7/02(2); 7/15/02; 8/5/02(5);
                                                                                8/20/02; 11/11/02; 12/6/02; 12/09/02;
                                                                                1/6/03; 2/4/03; 2/20/03;5/15/03; 8/8/03(8);
                                                                                8/15/03; 11/24/03; 2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(3)                   5/1/02(1); 7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(4)                   5/20/02(7); 6/7/02(2); 7/15/02;
                                                                                8/5/02(5); 8/20/02; 11/11/02; 12/06/02;
                                                                                12/09/02; 1/6/03; 2/4/03; 2/20/03; 5/15/03;
                                                                                8/8/03(8); 8/15/03; 11/24/03; 2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/03(4)                   5/15/03; 8/8/03(8); 8/15/03; 11/24/03; 2/1/04;
                                                                                2/10/04
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)                                     9/15/03                     9/15/03(9); 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                                                                  2/2/04; 2/10/04(7); 2/23/04(7)
------------------------------------------------------------------------------------------------------------------------------------


1 Appendix

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Product Distributor
                                                    --------------------------------------------------------------------------------
                                                                                 AXA Distributors
                                                    --------------------------------------------------------------------------------
 Product Name                                        Prospectus and SAI Dates   Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select (2004 Series)                9/15/03                     9/15/03(9); 11/24/03; 12/5/03; 2/10/04;
                                                                                2/23/04(7)
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Plus(SM)                  8/2/99(3)
 Equitable Accumulator Plus (2002 Series)           10/18/99(3)
                                                    5/1/00(3)                   9/1/00; 9/6/00; 10/13/00;2/9/01; 3/19/01;
                                                                                7/30/01;9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                                                                8/20/02; 1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                                                11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/01(3)                   5/1/01; 7/30/01(5); 9/1/01; 12/14/01; 1/14/02;
                                                                                2/22/02; 7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    4/1/02(4)                   4/3/02; 7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                                                12/6/02; 12/9/02; 1/6/03; 2/4/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04; 2/10/
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(3)                   7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(4)                   7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                                                12/6/02; 12/9/02; 1/6/03; 2/4/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/03(4)                   5/15/03; 6/20/03; 8/15/03; 11/24/03; 2/1/04;
                                                                                2/10/04
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus (2004 Series)                  9/15/03                     9/15/03; 11/24/03; 12/5/03; 1/23/04; 2/2/04;
                                                                                2/10/04; 2/23/04(7);
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Select(SM) II             10/1/01                     10/1/01(6); 12/14/01; 1/14/02; 2/22/02;
                                                                                7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Elite(SM) II              10/1/01                     10/1/01(7); 12/14/01; 1/14/02; 2/22/02;
                                                                                7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Elite(SM)                 8/13/01(3)                  9/1/01; 10/1/01(7); 12/14/01;1/14/02; 2/22/02;
 Equitable Accumulator Elite (2002 Series)                                      7/15/02; 8/20/02; 11/11/02; 1/6/03; 2/20/03;
                                                                                5/15/03; 8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    4/1/02(4)                   4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5);
                                                                                8/20/02; 11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                                                2/4/03; 2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                                                2/1/04; 2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(3)                   7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                                                                8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/02(4)                   5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;
                                                                                11/11/02; 12/6/02; 12/9/02; 1/6/03; 2/4/03;
                                                                                2/20/03; 5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                                                2/10/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/03(4)                   5/15/03; 6/20/03; 8/15/03; 11/24/03; 2/1/04;
                                                                                2/10/04
------------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite (2004 Series)                 9/15/03                     9/15/0310); 11/24/03; 12/5/03; 1/23/04;
                                                                                2/2/04; 2/10/04; 2/23/04(7)
------------------------------------------------------------------------------------------------------------------------------------


                                                                      Appendix 2

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Product Distributor
                                                    --------------------------------------------------------------------------------
                                                                                 AXA Distributors
                                                    --------------------------------------------------------------------------------
 Product Name                                        Prospectus and SAI Dates   Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R)Express(SM)                9/2/99
                                                    10/18/99
                                                    5/1/00                      9/1/00; 9/6/00; 2/9/01; 7/30/01(5); 9/1/01;
                                                                                12/14/01;1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                                                1/6/03; 5/15/03;8/15/03; 11/24/03; 2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/01                      7/30/01(5); 9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                                                                8/20/02;1/6/03; 5/15/03; 8/15/03;11/24/03;
                                                                                2/1/04
                                                    --------------------------------------------------------------------------------
                                                    5/1/03                      5/15/03; 8/15/03; 11/24/03; 12/23/03;
                                                                                2/1/04; 2/10/04
------------------------------------------------------------------------------------------------------------------------------------



(1) applies to Accumulator(R) contracts issued in Oregon only.

(2) applies to Accumulator(R) Select(SM) only.


(3) applies to non-2002 Series only.

(4) applies to 2002 Series only.

(5) applies to contracts issued in Washington only.


(6) applies to Accumulator(R) Select(SM) and Select II(SM) contracts issued in New York only.


(7) applies to contracts issued in New York only.


(8) applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R) Elite(SM).


3 Appendix

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page

Unit Values                                                                  2
Equitable Life's Pending Name Change                                         2
Custodian and Independent Auditors                                           2

Distribution of the Contracts                                                2
Financial Statements                                                         2



How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
  Equitable Accumulator(R)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Please send me a combined Equitable Accumulator(R) series SAI dated May 1, 2004



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City               State      Zip






(SAI 4ACS(5/03))

Equitable Life Assurance Society of the United States

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2004 FOR


o Equitable Accumulator(R)                o Accumulator(R) Elite(SM)
o Income Manager Accumulator(R)           o Accumulator(R) Elite II(SM)
o Income Manager(R) Rollover IRA          o Accumulator(R) Plus(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)  o Accumulator(R) Select(SM)
o Accumulator(R) Express(SM)              o Accumulator(R) Select(SM) II
o Accumulator(R) Advisor(SM)

The Equitable Life Assurance Society
of the United States
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Prospectuses and/or supplements, dated May 1, 2004. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Unit Values                                                                    2


Equitable Life's Pending Name Change                                           2

Custodian and Independent Auditors                                             2

Distribution of the Contracts                                                  2

Financial Statements                                                           2

   Copyright 2004 The Equitable Life Assurance Society of the United States. All rights reserved. Accumulator(R) is a registered service mark of The
             Equitable Life Assurance Society of the United States.


SAI 13A

                                                                          x00700

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:
                                     a
                                   (---) - c
                                     b
where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc. or Barr Rosenberg Variable Insurance Trust, (the "Trusts") as applicable.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


EQUITABLE LIFE'S PENDING NAME CHANGE

Effective on or about September 7, 2004, we expect, subject to regulatory approval, to change the name of "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company." When the name change becomes effective, all references in any current prospectus, prospectus supplement or statement of additional information to "The Equitable Life Assurance Society of the United States" will become references to "AXA Equitable Life Insurance Company." Accordingly, all references to "Equitable Life" or "Equitable" will become references to "AXA Equitable."

CUSTODIAN AND INDEPENDENT AUDITORS


Equitable Life is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.


The financial statements of each Separate Account as of December 31, 2003 and for the periods ended December 31, 2003 and 2002, and the consolidated financial statements of Equitable Life as of December 31, 2003 and 2002 and for each of the three years ended December 31, 2003 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent Auditors, given on the authority of said firm as experts in auditing and accounting.



DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account Nos. 45 and 49, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2003, 2002 and 2001. Equitable Life paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account Nos. 45 and 49, $562,696,578 in 2003, $536,113,253
in 2002 and $543,488,990 in 2001. Of these amounts, AXA Advisors retained $287,344,634, $283,213,274 and $277,057,837, respectively.

Under a distribution agreement between AXA Distributors, LLC, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid AXA Distributors, LLC distribution fees of $429,871,011 for 2003, $228,077,343 for 2002 and $219,355,297 for 2001, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $84,547,116, $59,543,803 and $91,443,554, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
INDEX TO FINANCIAL STATEMENTS

Report of Independent Auditors...........................................   FS-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003...............   FS-3
   Statements of Operations for the Year Ended December 31, 2003.........  FS-15
   Statements of Changes in Net Assets for the Years Ended
        December 31, 2003 and 2002........................................ FS-21
   Notes to Financial Statements.......................................... FS-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors.............................................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002.................  F-2
Consolidated Statements of Earnings, Years Ended December 31, 2003,
        2002 and 2001......................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
        Years Ended December 31, 2003, 2002 and 2001.......................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2003,
        2002 and 2001......................................................  F-5
   Notes to Consolidated Financial Statements..............................  F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                    AXA Moderate    AXA Premier VIP    AXA Premier VIP
                                                     Allocation    Aggressive Equity      Core Bond
                                                   -------------- ------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $413,717,540      $61,667,654        $52,865,629
Receivable for The Trusts shares sold ............        62,107           10,603                 --
Receivable for policy-related transactions .......            --               --             67,339
                                                    ------------      -----------        -----------
  Total assets ...................................   413,779,647       61,678,257         52,932,968
                                                    ------------      -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --               --             67,339
Payable for policy-related transactions ..........        60,547           10,603                 --
                                                    ------------      -----------        -----------
Total liabilities ................................        60,547           10,603             67,339
Net assets .......................................  $413,719,100      $61,667,654        $52,865,629
                                                    ============      ===========        ===========
Net Assets:

Accumulation Units ...............................  $411,416,773      $61,617,867        $52,844,408
Retained by Equitable Life in Separate Account
 No. 45 ..........................................     2,302,327           49,787             21,221
                                                    ------------      -----------        -----------
Total net assets .................................  $413,719,100      $61,667,654        $52,865,629
                                                    ============      ===========        ===========
Investments in shares of The Trusts, at cost .....  $376,566,193      $89,441,402        $52,358,614
The Trusts shares held
 Class A .........................................     2,855,126          885,006                 --
 Class B .........................................    25,563,523        1,880,903          5,079,779


                                                                                                               AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP     Large Cap Core
                                                      Health Care        High Yield     International Equity       Equity
                                                   ----------------- ----------------- ---------------------- ----------------
Assets:

Investment in shares of The Trusts, at fair value     $13,110,577       $106,181,511         $14,701,886         $9,923,936
Receivable for The Trusts shares sold ............            978             90,315                  --                272
Receivable for policy-related transactions .......             --                 --              19,045                 --
                                                      -----------       ------------         -----------         ----------
  Total assets ...................................     13,111,555        106,271,826          14,720,931          9,924,208
                                                      -----------       ------------         -----------         ----------
Liabilities:
Payable for The Trusts shares purchased ..........             --                 --              19,045                 --
Payable for policy-related transactions ..........            978             90,315                  --                272
                                                      -----------       ------------         -----------         ----------
Total liabilities ................................            978             90,315              19,045                272
Net assets .......................................    $13,110,577       $106,181,511         $14,701,886         $9,923,936
                                                      ===========       ============         ===========         ==========
Net Assets:

Accumulation Units ...............................    $13,030,036       $106,068,628         $14,628,875         $9,823,406
Retained by Equitable Life in Separate Account
 No. 45 ..........................................         80,541            112,883              73,011            100,530
                                                      -----------       ------------         -----------         ----------
Total net assets .................................    $13,110,577       $106,181,511         $14,701,886         $9,923,936
                                                      ===========       ============         ===========         ==========
Investments in shares of The Trusts, at cost .....    $11,447,620       $120,105,179         $12,606,760         $8,888,456
The Trusts shares held
 Class A .........................................             --            703,594                  --                 --
 Class B .........................................      1,289,715         18,270,318           1,389,652          1,003,134

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                          AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                         Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                        ------------------ ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....     $15,563,281       $16,013,568          $23,986,645
Receivable for The Trusts shares sold .................           6,510               540                1,221
Receivable for policy-related transactions ............              --                --                   --
                                                            -----------       -----------          -----------
  Total assets ........................................      15,569,791        16,014,108           23,987,866
                                                            -----------       -----------          -----------
Liabilities:
Payable for The Trusts shares purchased ...............              --                --                   --
Payable for policy-related transactions ...............           6,510               540                1,221
                                                            -----------       -----------          -----------
  Total liabilities ...................................           6,510               540                1,221
Net assets ............................................     $15,563,281       $16,013,568          $23,986,645
                                                            ===========       ===========          ===========
Net Assets:

Accumulation Units ....................................     $15,490,773       $15,952,270          $23,919,909
Retained by Equitable Life in Separate Account
 No. 45 ...............................................          72,508            61,298               66,736
                                                            -----------       -----------          -----------
Total net assets ......................................     $15,563,281       $16,013,568          $23,986,645
                                                            ===========       ===========          ===========
Investments in shares of The Trusts, at cost ..........     $13,687,010       $14,401,571          $20,796,183
The Trusts shares held
 Class A ..............................................              --                --                   --
 Class B ..............................................       1,731,975         1,558,032            2,755,602

                                                           AXA Premier VIP     AXA Premier VIP    EQ/Alliance      EQ/Alliance
                                                         Small/Mid Cap Value      Technology     Common Stock   Growth and Income
                                                        --------------------- ----------------- -------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value .....      $25,452,935          $9,421,473     $657,659,080     $462,973,352
Receivable for The Trusts shares sold .................            4,894                  --          141,831           98,071
Receivable for policy-related transactions ............               --               9,989               --               --
                                                             -----------          ----------     ------------     ------------
  Total assets ........................................       25,457,829           9,431,462      657,800,911      463,071,423
                                                             -----------          ----------     ------------     ------------
Liabilities:

Payable for The Trusts shares purchased ...............               --               9,989               --               --
Payable for policy-related transactions ...............            4,894                  --          151,603           98,070
                                                             -----------          ----------     ------------     ------------
  Total liabilities ...................................            4,894               9,989          151,603           98,070
Net assets ............................................      $25,452,935          $9,421,473     $657,649,308     $462,973,353
                                                             ===========          ==========     ============     ============
Net Assets:

Accumulation Units ....................................      $25,413,313          $9,351,821     $657,149,404     $462,833,933
Retained by Equitable Life in Separate Account
 No. 45 ...............................................           39,622              69,652          499,904          139,420
                                                             -----------          ----------     ------------     ------------
Total net assets ......................................      $25,452,935          $9,421,473     $657,649,308     $462,973,353
                                                             ===========          ==========     ============     ============
Investments in shares of The Trusts, at cost ..........      $21,491,445          $8,434,584     $893,010,556     $468,394,186
The Trusts shares held

 Class A ..............................................               --                  --        7,345,009        3,249,787
 Class B ..............................................        2,436,353           1,068,136       35,378,690       24,749,189

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                     EQ/Alliance
                                                     Intermediate
                                                      Government     EQ/Alliance      EQ/Alliance
                                                      Securities    International   Premier Growth
                                                   --------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value   $217,762,567    $155,814,012     $113,442,208
Receivable for The Trusts shares sold ............        87,388         178,947            3,654
Receivable for policy-related transactions .......            --              --               --
                                                    ------------    ------------     ------------
  Total assets ...................................   217,849,955     155,992,959      113,445,862
                                                    ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --               --
Payable for policy-related transactions ..........        87,388         178,325            3,654
                                                    ------------    ------------     ------------
  Total liabilities ..............................        87,388         178,325            3,654
Net assets .......................................  $217,762,567    $155,814,634     $113,442,208
                                                    ============    ============     ============
Net Assets:

Accumulation Units ...............................  $217,688,421    $155,612,921     $112,705,082
Retained by Equitable Life in Separate Account
 No. 45 ..........................................        74,146         201,713          737,126
                                                    ------------    ------------     ------------
Total net assets .................................  $217,762,567    $155,814,634     $113,442,208
                                                    ============    ============     ============
Investments in shares of The Trusts, at cost .....  $216,821,661    $124,344,423     $171,289,132
The Trusts shares held
 Class A .........................................       879,212       2,262,253               --
 Class B .........................................    20,778,395      14,113,209       18,293,214



                                                     EQ/Alliance      EQ/Alliance        EQ/Bernstein          EQ/Calvert
                                                    Quality Bond   Small Cap Growth   Diversified Value   Socially Responsible
                                                   -------------- ------------------ ------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value   $23,487,547      $117,734,997        $147,543,836           $918,429
Receivable for The Trusts shares sold ............       95,436                --             188,304                 --
Receivable for policy-related transactions .......           --           261,107                  --                211
                                                    -----------      ------------        ------------           --------
  Total assets ...................................   23,582,983       117,996,104         147,732,140            918,640
                                                    -----------      ------------        ------------           --------
Liabilities:

Payable for The Trusts shares purchased ..........           --           261,107                  --                210
Payable for policy-related transactions ..........       95,413                --             188,304                 --
                                                    -----------      ------------        ------------           --------
  Total liabilities ..............................       95,413           261,107             188,304                210
Net assets .......................................  $23,487,570      $117,734,997        $147,543,836           $918,430
                                                    ===========      ============        ============           ========
Net Assets:

Accumulation Units ...............................  $23,460,602      $117,677,856        $147,388,546           $896,995
Retained by Equitable Life in Separate Account
 No. 45 ..........................................       26,968            57,141             155,290             21,435
                                                    -----------      ------------        ------------           --------
Total net assets .................................  $23,487,570      $117,734,997        $147,543,836           $918,430
                                                    ===========      ============        ============           ========
Investments in shares of The Trusts, at cost .....  $23,513,965      $123,335,136        $135,661,782           $775,406
The Trusts shares held
 Class A .........................................           --           450,725                  --                 --
 Class B .........................................    2,304,705         8,932,182          11,564,493            122,079

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                               EQ/Capital             EQ/Capital           EQ/Capital
                                                         Guardian International   Guardian Research   Guardian U.S. Equity
                                                        ------------------------ ------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....        $7,762,737            $75,120,115           $38,693,144
Receivable for The Trusts shares sold .................                --                 75,974                    --
Receivable for policy-related transactions ............            36,021                     --                20,791
                                                               ----------            -----------           -----------
  Total assets ........................................         7,798,758             75,196,089            38,713,935
                                                               ----------            -----------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............            36,021                     --                20,791
Payable for policy-related transactions ...............                --                 75,974                    --
                                                               ----------            -----------           -----------
  Total liabilities ...................................            36,021                 75,974                20,791
Net assets ............................................        $7,762,737            $75,120,115           $38,693,144
                                                               ==========            ===========           ===========
Net Assets:

Accumulation Units ....................................        $7,655,831            $74,734,640           $38,585,314
Retained by Equitable Life in Separate Account
 No. 45 ...............................................           106,906                385,475               107,830
                                                               ----------            -----------           -----------
Total net assets ......................................        $7,762,737            $75,120,115           $38,693,144
                                                               ==========            ===========           ===========
Investments in shares of The Trusts, at cost ..........        $6,546,200            $61,634,386           $30,971,927
The Trusts shares held
 Class A ..............................................                --                     --                    --
 Class B ..............................................           805,007              6,979,967             3,660,056


                                                          EQ/Emerging
                                                         Markets Equity   EQ/Equity 500 Index   EQ/Evergreen Omega   EQ/FI Mid Cap
                                                        ---------------- --------------------- -------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....    $43,900,179        $166,538,434          $9,382,783       $73,655,432
Receivable for The Trusts shares sold .................         86,453             158,776                  25                --
Receivable for policy-related transactions ............             --                  --                 376           158,139
                                                           -----------        ------------          ----------       -----------
  Total assets ........................................     43,986,632         166,697,210           9,383,184        73,813,571
                                                           -----------        ------------          ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...............             --                  --                  --           158,626
Payable for policy-related transactions ...............         86,453             158,782                  --                --
                                                           -----------        ------------          ----------       -----------
  Total liabilities ...................................         86,453             158,782                  --           158,626
Net assets ............................................    $43,900,179        $166,538,428          $9,383,184       $73,654,945
                                                           ===========        ============          ==========       ===========
Net Assets:

Accumulation Units ....................................    $43,647,000        $166,206,400          $9,300,339       $73,326,021
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        253,179             332,028              82,845           328,924
                                                           -----------        ------------          ----------       -----------
Total net assets ......................................    $43,900,179        $166,538,428          $9,383,184       $73,654,945
                                                           ===========        ============          ==========       ===========
Investments in shares of The Trusts, at cost ..........    $34,794,119        $189,934,908          $8,610,692       $59,512,530
The Trusts shares held
 Class A ..............................................             --                  --                  --                --
 Class B ..............................................      5,362,112           7,826,968           1,118,617         7,258,263

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                          EQ/FI Small/Mid  EQ/J.P. Morgan  EQ/Janus Large      EQ/Lazard
                                                              Cap Value     Core Bond       Cap Growth      Small Cap Value
                                                        --------------------------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....   $150,616,470      $48,379,224      $23,012,558      $35,012,578
Receivable for The Trusts shares sold .................         61,216               --           12,067          397,857
Receivable for policy-related transactions ............             --              985               --               --
                                                          ------------      -----------      -----------      -----------
  Total assets ........................................    150,677,686       48,380,209       23,024,625       35,410,435
                                                          ------------      -----------      -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ...............             --            1,236               --               --
Payable for policy-related transactions ...............         61,216               --           12,067          398,078
                                                          ------------      -----------      -----------      -----------
  Total liabilities ...................................         61,216            1,236           12,067          398,078
Net assets ............................................   $150,616,470      $48,378,973      $23,012,558      $35,012,357
                                                          ============      ===========      ===========      ===========
Net Assets:

Accumulation Units ....................................   $150,514,764      $48,362,513      $22,936,719      $34,938,470
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        101,706           16,460           75,839           73,887
                                                          ------------      -----------      -----------      -----------
Total net assets ......................................   $150,616,470      $48,378,973      $23,012,558      $35,012,357
                                                          ============      ===========      ===========      ===========
Investments in shares of The Trusts, at cost ..........   $131,232,886      $49,333,437      $24,341,724      $28,822,730
The Trusts shares held
 Class A ..............................................             --               --               --               --
 Class B ..............................................     11,518,044        4,326,231        4,044,590        2,632,648



                                                                                 EQ/Mercury            EQ/Mercury
                                                          EQ/Marsico Focus   Basic Value Equity    International Value
                                                         ------------------ --------------------  --------------------
Assets:
Investment in shares of The Trusts, at fair value .....      $58,086,725        $176,608,433           $50,956,959
Receivable for The Trusts shares sold .................           14,625              31,009                    --
Receivable for policy-related transactions ............               --                  --                81,536
                                                             -----------        ------------           -----------
  Total assets ........................................       58,101,350         176,639,442            51,038,495
                                                             -----------        ------------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............               --                  --                81,536
Payable for policy-related transactions ...............           14,625              31,009                    --
                                                             -----------        ------------           -----------
  Total liabilities ...................................           14,625              31,009                81,536
Net assets ............................................      $58,086,725        $176,608,433           $50,956,959
                                                             ===========        ============           ===========
Net Assets:

Accumulation Units ....................................      $55,413,393        $176,209,497           $50,907,339
Retained by Equitable Life in Separate Account
 No. 45 ...............................................        2,673,332             398,936                49,620
                                                             -----------        ------------           -----------
Total net assets ......................................      $58,086,725        $176,608,433           $50,956,959
                                                             ===========        ============           ===========
Investments in shares of The Trusts, at cost ..........      $48,691,880        $159,507,832           $48,476,273
The Trusts shares held
 Class A ..............................................               --                  --                    --
 Class B ..............................................        4,400,401          11,983,873             4,690,370

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                     EQ/MFS Emerging        EQ/MFS
                                                    Growth Companies   Investors Trust   EQ/Money Market
                                                   ------------------ ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $121,860,795       $16,064,192       $174,458,463
Receivable for The Trusts shares sold ............          13,693             2,288                 --
Receivable for policy-related transactions .......              --                --             81,543
                                                      ------------       -----------       ------------
  Total assets ...................................     121,874,488        16,066,480        174,540,006
                                                      ------------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ..........              --                --             81,543
Payable for policy-related transactions ..........          13,699             2,289                 --
                                                      ------------       -----------       ------------
  Total liabilities ..............................          13,699             2,289             81,543
Net assets .......................................    $121,860,789       $16,064,191       $174,458,463
                                                      ============       ===========       ============
Net Assets:

Accumulation Units ...............................    $121,716,839       $15,935,800       $174,352,983
Retained by Equitable Life in Separate Account
 No. 45 ..........................................         143,950           128,391            105,480
                                                      ------------       -----------       ------------
Total net assets .................................    $121,860,789       $16,064,191       $174,458,463
                                                      ============       ===========       ============
Investments in shares of The Trusts, at cost .....    $212,360,044       $17,647,186       $175,711,419
The Trusts shares held
 Class A .........................................              --                --          1,287,729
 Class B .........................................      10,472,031         1,879,226         15,624,126

                                                          EQ/Putnam          EQ/Putnam       EQ/Small
                                                    Growth & Income Value     Voyager     Company Index   EQ/Technology
                                                   ----------------------- ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value        $43,568,525        $1,354,129     $32,345,230    $44,476,643
Receivable for The Trusts shares sold ............           133,480                --              --         66,283
Receivable for policy-related transactions .......                --               412          19,544             --
                                                         -----------        ----------     -----------    -----------
  Total assets ...................................        43,702,005         1,354,541      32,364,774     44,542,926
                                                         -----------        ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........                --                --          19,545             --
Payable for policy-related transactions ..........           126,149                --              --         66,283
                                                         -----------        ----------     -----------    -----------
  Total liabilities ..............................           126,149                --          19,545         66,283
Net assets .......................................       $43,575,856        $1,354,541     $32,345,229    $44,476,643
                                                         ===========        ==========     ===========    ===========
Net Assets:

Accumulation Units ...............................       $43,575,856        $1,334,877     $32,225,986    $44,034,174
Retained by Equitable Life in Separate Account
 No. 45 ..........................................                --            19,664         119,243        442,469
                                                         -----------        ----------     -----------    -----------
Total net assets .................................       $43,575,856        $1,354,541     $32,345,229    $44,476,643
                                                         ===========        ==========     ===========    ===========
Investments in shares of The Trusts, at cost .....       $44,342,489        $1,188,530     $28,512,581    $46,424,409
The Trusts shares held
 Class A .........................................                --                --              --            542
 Class B .........................................         3,870,450           114,118       3,090,551     10,377,447

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                    Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                   ------------------   -----------------   --------------------------
AXA Moderate Allocation ........................     Class A 1.15%           $ 44.75                     909
AXA Moderate Allocation ........................     Class B 0.50%           $ 48.11                       1
AXA Moderate Allocation ........................     Class B 1.15%           $ 42.78                   1,263
AXA Moderate Allocation ........................     Class B 1.35%           $ 41.25                   3,674
AXA Moderate Allocation ........................     Class B 1.55%           $ 39.77                   2,668
AXA Moderate Allocation ........................     Class B 1.60%           $ 39.41                   1,489
AXA Moderate Allocation ........................     Class B 1.70%           $ 38.70                       9

AXA Premier VIP Aggressive Equity ..............     Class A 1.15%           $ 51.45                     387
AXA Premier VIP Aggressive Equity ..............     Class B 0.50%           $ 56.83                      --
AXA Premier VIP Aggressive Equity ..............     Class B 1.15%           $ 50.53                     297
AXA Premier VIP Aggressive Equity ..............     Class B 1.35%           $ 48.73                     375
AXA Premier VIP Aggressive Equity ..............     Class B 1.55%           $ 46.99                      99
AXA Premier VIP Aggressive Equity ..............     Class B 1.60%           $ 46.56                      79
AXA Premier VIP Aggressive Equity ..............     Class B 1.70%           $ 45.72                       2

AXA Premier VIP Core Bond ......................     Class B 0.50%           $ 11.11                       1
AXA Premier VIP Core Bond ......................     Class B 1.15%           $ 10.97                     570
AXA Premier VIP Core Bond ......................     Class B 1.35%           $ 10.92                   1,242
AXA Premier VIP Core Bond ......................     Class B 1.55%           $ 10.88                   1,778
AXA Premier VIP Core Bond ......................     Class B 1.60%           $ 10.87                   1,240
AXA Premier VIP Core Bond ......................     Class B 1.70%           $ 10.84                      19

AXA Premier VIP Health Care ....................     Class B 0.50%           $ 10.16                      --
AXA Premier VIP Health Care ....................     Class B 1.15%           $ 10.02                     234
AXA Premier VIP Health Care ....................     Class B 1.35%           $  9.98                     378
AXA Premier VIP Health Care ....................     Class B 1.55%           $  9.94                     420
AXA Premier VIP Health Care ....................     Class B 1.60%           $  9.93                     265
AXA Premier VIP Health Care ....................     Class B 1.70%           $  9.91                      11

AXA Premier VIP High Yield .....................     Class A 1.15%           $ 28.97                     131
AXA Premier VIP High Yield .....................     Class B 0.50%           $ 31.80                       2
AXA Premier VIP High Yield .....................     Class B 1.15%           $ 28.44                     583
AXA Premier VIP High Yield .....................     Class B 1.35%           $ 27.48                   1,384
AXA Premier VIP High Yield .....................     Class B 1.55%           $ 26.55                   1,144
AXA Premier VIP High Yield .....................     Class B 1.60%           $ 26.32                     634
AXA Premier VIP High Yield .....................     Class B 1.70%           $ 25.87                      20

AXA Premier VIP International Equity ...........     Class B 0.50%           $ 10.52                      --
AXA Premier VIP International Equity ...........     Class B 1.15%           $ 10.39                     212
AXA Premier VIP International Equity ...........     Class B 1.35%           $ 10.34                     377
AXA Premier VIP International Equity ...........     Class B 1.55%           $ 10.30                     456
AXA Premier VIP International Equity ...........     Class B 1.60%           $ 10.29                     371
AXA Premier VIP International Equity ...........     Class B 1.70%           $ 10.27                       1

AXA Premier VIP Large Cap Core Equity ..........     Class B 0.50%           $  9.83                       1
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.15%           $  9.70                     133
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.35%           $  9.66                     230
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.55%           $  9.62                     403
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.60%           $  9.61                     249
AXA Premier VIP Large Cap Core Equity ..........     Class B 1.70%           $  9.59                       3

AXA Premier VIP Large Cap Growth ...............     Class B 0.50%           $  8.90                       2
AXA Premier VIP Large Cap Growth ...............     Class B 1.15%           $  8.78                     251
AXA Premier VIP Large Cap Growth ...............     Class B 1.35%           $  8.74                     410
AXA Premier VIP Large Cap Growth ...............     Class B 1.55%           $  8.71                     701
AXA Premier VIP Large Cap Growth ...............     Class B 1.60%           $  8.70                     385
AXA Premier VIP Large Cap Growth ...............     Class B 1.70%           $  8.68                      27

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Value ........................     Class B 0.50%          $  10.40                      --
AXA Premier VIP Large Cap Value ........................     Class B 1.15%          $  10.27                     232
AXA Premier VIP Large Cap Value ........................     Class B 1.35%          $  10.23                     429
AXA Premier VIP Large Cap Value ........................     Class B 1.55%          $  10.18                     560
AXA Premier VIP Large Cap Value ........................     Class B 1.60%          $  10.17                     297
AXA Premier VIP Large Cap Value ........................     Class B 1.70%          $  10.15                      45

AXA Premier VIP Small/Mid Cap Growth ...................     Class B 0.50%          $   8.72                       1
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.15%          $   8.61                     384
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.35%          $   8.58                     761
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.55%          $   8.54                   1,103
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.60%          $   8.53                     538
AXA Premier VIP Small/Mid Cap Growth ...................     Class B 1.70%          $   8.52                       8

AXA Premier VIP Small/Mid Cap Value ....................     Class B 0.50%          $  10.40                      --
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.15%          $  10.26                     402
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.35%          $  10.22                     765
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.55%          $  10.18                     827
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.60%          $  10.17                     467
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.70%          $  10.15                      30

AXA Premier VIP Technology .............................     Class B 0.50%          $   8.96                      --
AXA Premier VIP Technology .............................     Class B 1.15%          $   8.84                     207
AXA Premier VIP Technology .............................     Class B 1.35%          $   8.81                     278
AXA Premier VIP Technology .............................     Class B 1.55%          $   8.77                     284
AXA Premier VIP Technology .............................     Class B 1.60%          $   8.76                     281
AXA Premier VIP Technology .............................     Class B 1.70%          $   8.74                      14

EQ/Alliance Common Stock ...............................     Class A 1.15%          $ 227.59                     498
EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 268.33                       7
EQ/Alliance Common Stock ...............................     Class B 1.15%          $ 223.47                     639
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 211.19                   1,145
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 199.56                     489
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 196.75                     301
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 191.26                       4

EQ/Alliance Growth and Income ..........................     Class A 1.15%          $  26.48                   2,039
EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  27.85                       6
EQ/Alliance Growth and Income ..........................     Class B 1.15%          $  26.04                   2,666
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  25.51                   5,870
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  24.98                   5,025
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  24.85                   2,534
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  24.60                      39

EQ/Alliance Intermediate Government Securities .........     Class A 1.15%          $  19.35                     460
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.69                       4
EQ/Alliance Intermediate Government Securities .........     Class B 1.15%          $  19.03                     998
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.54                   2,993
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%          $  18.07                   4,546
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%          $  17.95                   2,818
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%          $  17.72                      84

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance International .................     Class A 1.15%           $ 11.82                   1,843
EQ/Alliance International .................     Class B 0.50%           $ 12.29                       5
EQ/Alliance International .................     Class B 1.15%           $ 11.61                   1,568
EQ/Alliance International .................     Class B 1.35%           $ 11.40                   4,111
EQ/Alliance International .................     Class B 1.55%           $ 11.20                   4,195
EQ/Alliance International .................     Class B 1.60%           $ 11.15                   1,928
EQ/Alliance International .................     Class B 1.70%           $ 11.05                      20

EQ/Alliance Premier Growth ................     Class B 0.50%           $  6.12                       1
EQ/Alliance Premier Growth ................     Class B 1.15%           $  5.93                   1,663
EQ/Alliance Premier Growth ................     Class B 1.35%           $  5.88                   7,382
EQ/Alliance Premier Growth ................     Class B 1.55%           $  5.82                   6,234
EQ/Alliance Premier Growth ................     Class B 1.60%           $  5.81                   3,962
EQ/Alliance Premier Growth ................     Class B 1.70%           $  5.78                      24

EQ/Alliance Quality Bond ..................     Class B 0.50%           $ 16.96                       6
EQ/Alliance Quality Bond ..................     Class B 1.15%           $ 15.86                     292
EQ/Alliance Quality Bond ..................     Class B 1.35%           $ 15.53                     434
EQ/Alliance Quality Bond ..................     Class B 1.55%           $ 15.21                     495
EQ/Alliance Quality Bond ..................     Class B 1.60%           $ 15.13                     282
EQ/Alliance Quality Bond ..................     Class B 1.70%           $ 14.97                      14

EQ/Alliance Small Cap Growth ..............     Class A 1.15%           $ 14.06                     402
EQ/Alliance Small Cap Growth ..............     Class B 0.50%           $ 14.47                       4
EQ/Alliance Small Cap Growth ..............     Class B 1.15%           $ 13.85                   1,510
EQ/Alliance Small Cap Growth ..............     Class B 1.35%           $ 13.66                   2,001
EQ/Alliance Small Cap Growth ..............     Class B 1.55%           $ 13.48                   3,346
EQ/Alliance Small Cap Growth ..............     Class B 1.60%           $ 13.43                   1,362
EQ/Alliance Small Cap Growth ..............     Class B 1.70%           $ 13.34                      25

EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 13.56                       6
EQ/Bernstein Diversified Value ............     Class B 1.15%           $ 13.03                   2,775
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 12.88                   3,362
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 12.72                   3,447
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 12.68                   1,839
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 12.60                      54

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.25                      --
EQ/Calvert Socially Responsible ...........     Class B 1.15%           $  8.01                      10
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  7.94                      39
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  7.87                      38
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  7.86                      25
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.82                       1

EQ/Capital Guardian International .........     Class B 0.50%           $  9.92                      --
EQ/Capital Guardian International .........     Class B 1.15%           $  9.62                     144
EQ/Capital Guardian International .........     Class B 1.35%           $  9.53                     279
EQ/Capital Guardian International .........     Class B 1.55%           $  9.44                     238
EQ/Capital Guardian International .........     Class B 1.60%           $  9.42                     146
EQ/Capital Guardian International .........     Class B 1.70%           $  9.38                      --

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 10.76                      --
EQ/Capital Guardian Research ..............     Class B 1.15%           $ 10.43                   1,625
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 10.33                   3,037
EQ/Capital Guardian Research ..............     Class B 1.55%           $ 10.23                   1,685
EQ/Capital Guardian Research ..............     Class B 1.60%           $ 10.21                     896
EQ/Capital Guardian Research ..............     Class B 1.70%           $ 10.16                      --

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 10.71                      17
EQ/Capital Guardian U.S. Equity .........     Class B 1.15%           $ 10.39                     562
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 10.29                   1,043
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.19                   1,359
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.17                     770
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.12                      16

EQ/Emerging Markets Equity ..............     Class B 0.50%           $  9.21                      11
EQ/Emerging Markets Equity ..............     Class B 1.15%           $  8.84                     859
EQ/Emerging Markets Equity ..............     Class B 1.35%           $  8.72                   1,871
EQ/Emerging Markets Equity ..............     Class B 1.55%           $  8.61                   1,439
EQ/Emerging Markets Equity ..............     Class B 1.60%           $  8.58                     837
EQ/Emerging Markets Equity ..............     Class B 1.70%           $  8.53                       6

EQ/Equity 500 Index .....................     Class B 0.50%           $ 25.65                      62
EQ/Equity 500 Index .....................     Class B 1.15%           $ 24.04                     994
EQ/Equity 500 Index .....................     Class B 1.35%           $ 23.57                   3,443
EQ/Equity 500 Index .....................     Class B 1.55%           $ 23.10                   1,538
EQ/Equity 500 Index .....................     Class B 1.60%           $ 22.99                   1,030
EQ/Equity 500 Index .....................     Class B 1.70%           $ 22.76                      16

EQ/Evergreen Omega ......................     Class B 0.50%           $  8.23                      --
EQ/Evergreen Omega ......................     Class B 1.15%           $  7.97                     198
EQ/Evergreen Omega ......................     Class B 1.35%           $  7.89                     286
EQ/Evergreen Omega ......................     Class B 1.55%           $  7.81                     514
EQ/Evergreen Omega ......................     Class B 1.60%           $  7.79                     184
EQ/Evergreen Omega ......................     Class B 1.70%           $  7.75                       2

EQ/FI Mid Cap ...........................     Class B 0.50%           $ 10.01                     576
EQ/FI Mid Cap ...........................     Class B 1.15%           $  9.80                     677
EQ/FI Mid Cap ...........................     Class B 1.35%           $  9.73                   1,435
EQ/FI Mid Cap ...........................     Class B 1.55%           $  9.67                   3,156
EQ/FI Mid Cap ...........................     Class B 1.60%           $  9.65                   1,665
EQ/FI Mid Cap ...........................     Class B 1.70%           $  9.62                      41

EQ/FI Small/Mid Cap Value ...............     Class B 0.50%           $ 13.12                     407
EQ/FI Small/Mid Cap Value ...............     Class B 1.15%           $ 12.56                   2,302
EQ/FI Small/Mid Cap Value ...............     Class B 1.35%           $ 12.39                   2,709
EQ/FI Small/Mid Cap Value ...............     Class B 1.55%           $ 12.22                   4,738
EQ/FI Small/Mid Cap Value ...............     Class B 1.60%           $ 12.18                   2,005
EQ/FI Small/Mid Cap Value ...............     Class B 1.70%           $ 12.10                      31

EQ/J.P. Morgan Core Bond ................     Class B 0.50%           $ 14.19                       1
EQ/J.P. Morgan Core Bond ................     Class B 1.15%           $ 13.64                     618
EQ/J.P. Morgan Core Bond ................     Class B 1.35%           $ 13.48                     985
EQ/J.P. Morgan Core Bond ................     Class B 1.55%           $ 13.32                   1,191
EQ/J.P. Morgan Core Bond ................     Class B 1.60%           $ 13.28                     804
EQ/J.P. Morgan Core Bond ................     Class B 1.70%           $ 13.20                       7

EQ/Janus Large Cap Growth ...............     Class B 0.50%           $  5.60                      11
EQ/Janus Large Cap Growth ...............     Class B 1.15%           $  5.48                     187
EQ/Janus Large Cap Growth ...............     Class B 1.35%           $  5.44                     566
EQ/Janus Large Cap Growth ...............     Class B 1.55%           $  5.41                   2,241
EQ/Janus Large Cap Growth ...............     Class B 1.60%           $  5.40                   1,206
EQ/Janus Large Cap Growth ...............     Class B 1.70%           $  5.38                      27

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Lazard Small Cap Value ................     Class B 0.50%           $ 15.15                      16
EQ/Lazard Small Cap Value ................     Class B 1.15%           $ 14.57                     495
EQ/Lazard Small Cap Value ................     Class B 1.35%           $ 14.39                     840
EQ/Lazard Small Cap Value ................     Class B 1.55%           $ 14.22                     707
EQ/Lazard Small Cap Value ................     Class B 1.60%           $ 14.17                     370
EQ/Lazard Small Cap Value ................     Class B 1.70%           $ 14.09                       7

EQ/Marsico Focus .........................     Class B 0.50%           $ 13.06                       3
EQ/Marsico Focus .........................     Class B 1.15%           $ 12.86                     778
EQ/Marsico Focus .........................     Class B 1.35%           $ 12.80                   1,522
EQ/Marsico Focus .........................     Class B 1.55%           $ 12.74                   1,331
EQ/Marsico Focus .........................     Class B 1.60%           $ 12.72                     685
EQ/Marsico Focus .........................     Class B 1.70%           $ 12.69                      16

EQ/Mercury Basic Value Equity ............     Class B 0.50%           $ 19.38                     187
EQ/Mercury Basic Value Equity ............     Class B 1.15%           $ 18.55                   2,009
EQ/Mercury Basic Value Equity ............     Class B 1.35%           $ 18.30                   3,348
EQ/Mercury Basic Value Equity ............     Class B 1.55%           $ 18.05                   2,784
EQ/Mercury Basic Value Equity ............     Class B 1.60%           $ 17.99                   1,296
EQ/Mercury Basic Value Equity ............     Class B 1.70%           $ 17.87                      25

EQ/Mercury International Value ...........     Class B 0.50%           $ 14.90                      --
EQ/Mercury International Value ...........     Class B 1.15%           $ 14.27                     839
EQ/Mercury International Value ...........     Class B 1.35%           $ 14.08                   1,181
EQ/Mercury International Value ...........     Class B 1.55%           $ 13.89                   1,114
EQ/Mercury International Value ...........     Class B 1.60%           $ 13.84                     487
EQ/Mercury International Value ...........     Class B 1.70%           $ 13.75                       6

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 12.58                      --
EQ/MFS Emerging Growth Companies .........     Class B 1.15%           $ 12.04                   1,952
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 11.88                   5,082
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 11.72                   1,886
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 11.68                   1,345
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 11.60                       5

EQ/MFS Investors Trust ...................     Class B 0.50%           $  8.53                      21
EQ/MFS Investors Trust ...................     Class B 1.15%           $  8.25                     107
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.17                     715
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.09                     642
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.07                     474
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.03                      --

EQ/Money Market ..........................     Class A 1.15%           $ 30.12                     444
EQ/Money Market ..........................     Class B 0.00%           $ 38.46                      40
EQ/Money Market ..........................     Class B 0.50%           $ 34.36                       2
EQ/Money Market ..........................     Class B 1.15%           $ 29.66                     711
EQ/Money Market ..........................     Class B 1.35%           $ 28.34                   1,537
EQ/Money Market ..........................     Class B 1.55%           $ 27.08                   1,572
EQ/Money Market ..........................     Class B 1.60%           $ 26.78                   1,911
EQ/Money Market ..........................     Class B 1.70%           $ 26.17                      37

EQ/Putnam Growth & Income Value ..........     Class B 0.50%           $ 12.78                      --
EQ/Putnam Growth & Income Value ..........     Class B 1.15%           $ 12.23                   1,120
EQ/Putnam Growth & Income Value ..........     Class B 1.35%           $ 12.07                   1,530
EQ/Putnam Growth & Income Value ..........     Class B 1.55%           $ 11.90                     568
EQ/Putnam Growth & Income Value ..........     Class B 1.60%           $ 11.86                     377
EQ/Putnam Growth & Income Value ..........     Class B 1.70%           $ 11.78                      16

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003

                                    Contract charges     Unit Fair Value     Units Outstanding (000's)
                                   ------------------   -----------------   --------------------------
EQ/Putnam Voyager ..............     Class B 0.50%           $ 12.14                       1
EQ/Putnam Voyager ..............     Class B 1.15%           $ 11.62                      14
EQ/Putnam Voyager ..............     Class B 1.35%           $ 11.46                      20
EQ/Putnam Voyager ..............     Class B 1.55%           $ 11.31                      43
EQ/Putnam Voyager ..............     Class B 1.60%           $ 11.27                      39
EQ/Putnam Voyager ..............     Class B 1.70%           $ 11.20                      --

EQ/Small Company Index .........     Class B 0.50%           $ 13.02                       1
EQ/Small Company Index .........     Class B 1.15%           $ 12.51                     427
EQ/Small Company Index .........     Class B 1.35%           $ 12.36                   1,030
EQ/Small Company Index .........     Class B 1.55%           $ 12.21                     789
EQ/Small Company Index .........     Class B 1.60%           $ 12.18                     358
EQ/Small Company Index .........     Class B 1.70%           $ 12.10                      10

EQ/Technology ..................     Class B 0.50%           $  4.21                      29
EQ/Technology ..................     Class B 1.15%           $  4.11                   1,125
EQ/Technology ..................     Class B 1.35%           $  4.08                   2,070
EQ/Technology ..................     Class B 1.55%           $  4.05                   4,927
EQ/Technology ..................     Class B 1.60%           $  4.04                   2,698
EQ/Technology ..................     Class B 1.70%           $  4.02                       3

   The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         AXA
                                                       Moderate      AXA Premier VIP    AXA Premier VIP   AXA Premier VIP
                                                      Allocation    Aggressive Equity      Core Bond        Health Care
                                                   --------------- ------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  8,494,183                --        $1,717,269        $  115,142
 Expenses:
  Asset-based charges ............................     4,929,461           673,015           769,955           138,849
                                                    ------------           -------        ----------        ----------
Net Investment Income (Loss) .....................     3,564,723          (673,015)          947,314           (23,707)
                                                    ------------          --------        ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (3,539,054)       (6,856,968)          531,631          (191,156)
  Realized gain distribution from The Trusts .....            --                --               171               634
                                                    ------------        ----------        ----------        ----------
 Net realized gain (loss) ........................    (3,539,054)       (6,856,968)          531,802          (190,522)
                                                    ------------        ----------        ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    62,875,295        24,214,471          (384,059)        2,545,216
                                                    ------------        ----------        ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    59,336,241        17,357,503           147,743         2,354,694
                                                    ------------        ----------        ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 62,900,964      $ 16,684,488        $1,095,057        $2,330,987
                                                    ============      ============        ==========        ==========


                                                                                             AXA Premier VIP   AXA Premier VIP
                                                    AXA Premier VIP      AXA Premier VIP        Large Cap         Large Cap
                                                       High Yield     International Equity     Core Equity          Growth
                                                   ----------------- ---------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  5,037,802          $   66,871          $   11,137                --
 Expenses:
  Asset-based charges ............................      1,343,339             132,909              87,559           177,559
                                                     ------------          ----------          ----------           -------
Net Investment Income (Loss) .....................      3,694,463             (66,038)            (76,422)         (177,559)
                                                     ------------          ----------          ----------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (5,058,598)           (369,443)           (202,654)         (536,175)
  Realized gain distribution from The Trusts .....             --                  --                  --                --
                                                     ------------          ----------          ----------          --------
 Net realized gain (loss) ........................     (5,058,598)           (369,443)           (202,654)         (536,175)
                                                     ------------          ----------          ----------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     18,923,711           3,266,174           2,103,276         3,791,620
                                                     ------------          ----------          ----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     13,865,113           2,896,731           1,900,622         3,255,445
                                                     ------------          ----------          ----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 17,559,576          $2,830,693          $1,824,200        $3,077,886
                                                     ============          ==========          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                   AXA Premier    AXA Premier VIP   AXA Premier VIP
                                                  VIP Large Cap      Small/Mid         Small/Mid         AXA Premier VIP
                                                      Value          Cap Growth        Cap Value            Technology
                                                 --------------- ----------------- -----------------    -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................   $  271,127       $  251,158        $   61,239           $  229,747
 Expenses:
  Asset-based charges ..........................      191,011          237,177           256,952               66,416
                                                   ----------       ----------        ----------           ----------
Net Investment Income (Loss) ...................       80,116           13,981          (195,713)             163,331
                                                   ----------       ----------        ----------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........     (266,509)        (809,535)         (646,989)             (79,744)
  Realized gain distribution from The Trusts ...           --           33,380            71,889                   --
                                                   ----------       ----------        ----------           ----------
 Net realized gain (loss) ......................     (266,509)        (776,155)         (575,100)             (79,744)
                                                   ----------       ----------        ----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ................    3,684,822        6,143,992         6,903,314            1,564,938
                                                   ----------       ----------        ----------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    3,418,313        5,367,837         6,328,214            1,485,194
                                                   ----------       ----------        ----------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................   $3,498,429       $5,381,818        $6,132,501           $1,648,525
                                                   ==========       ==========        ==========           ==========



                                                                                          EQ/Alliance
                                                                                         Intermediate
                                                    EQ/Alliance    EQ/Alliance Growth     Government     EQ/Alliance
                                                   Common Stock        and Income         Securities    International
                                                 ---------------- -------------------- ---------------  --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................  $   7,341,596      $   4,515,071      $   8,620,773     $ 2,290,175
 Expenses:
  Asset-based charges ..........................      7,281,560          5,787,115          3,902,088       1,790,931
                                                  -------------      -------------      -------------     -----------
Net Investment Income (Loss) ...................         60,036         (1,272,044)         4,718,685         499,244
                                                  -------------      -------------      -------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........    (58,774,426)       (13,830,446)         2,945,524         (63,384)
  Realized gain distribution from The Trusts ...             --                 --             79,652              --
                                                  -------------      -------------      -------------     -----------
 Net realized gain (loss) ......................    (58,774,426)       (13,830,446)         3,025,176         (63,384)
                                                  -------------      -------------      -------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ................    274,101,044        121,093,065         (6,046,909)     38,486,473
                                                  -------------      -------------      -------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    215,326,618        107,262,619         (3,021,733)     38,423,089
                                                  -------------      -------------      -------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................  $ 215,386,654      $ 105,990,575      $   1,696,952     $38,922,333
                                                  =============      =============      =============     ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                    Premier Growth   Quality Bond   Small Cap Growth
                                                   ---------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................              --   $   612,016                --
 Expenses:
  Asset-based charges ............................       1,557,888       357,726         1,416,956
                                                         ---------   -----------         ---------
Net Investment Income (Loss) .....................      (1,557,888)      254,290        (1,416,956)
                                                        ----------   -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (17,223,943)      402,537        (3,983,201)
  Realized gain distribution from The Trusts .....              --        72,148                --
                                                       -----------   -----------        ----------
 Net realized gain (loss) ........................     (17,223,943)      474,685        (3,983,201)
                                                       -----------   -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      39,846,388      (261,941)       38,632,255
                                                       -----------   -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      22,622,445       212,744        34,649,054
                                                       -----------   -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   21,064,557   $   467,034      $ 33,232,098
                                                    ==============   ===========      ============


                                                                         EQ/Calvert     EQ/Capital     EQ/Capital
                                                       EQ/Bernstein       Socially       Guardian       Guardian
                                                    Diversified Value   Responsible   International     Research
                                                   ------------------- ------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  1,698,586              --      $   69,959    $   282,375
 Expenses:
  Asset-based charges ............................       1,785,806          10,460          59,931        926,893
                                                      ------------          ------      ----------    -----------
Net Investment Income (Loss) .....................         (87,220)        (10,460)         10,029       (644,518)
                                                      ------------         -------      ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,003,337)        (76,649)          6,621       (456,283)
  Realized gain distribution from The Trusts .....              --              --              --             --
                                                      ------------         -------      ----------    -----------
 Net realized gain (loss) ........................      (1,003,337)        (76,649)          6,621       (456,283)
                                                      ------------         -------      ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      32,364,193         250,391       1,358,126     18,614,165
                                                      ------------         -------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      31,360,856         173,742       1,364,747     18,157,882
                                                      ------------         -------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 31,273,636       $ 163,282      $1,374,776    $17,513,364
                                                      ============       =========      ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003



                                                    EQ/Capital Guardian    EQ/Emerging      EQ/Equity     EQ/Evergreen
                                                        U.S. Equity      Markets Equity     500 Index         Omega
                                                   -------------------- ---------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   93,202        $    264,615    $  1,850,215             --
 Expenses:
  Asset-based charges ............................         423,582             459,946       2,042,083         89,644
                                                        ----------        ------------    ------------         ------
Net Investment Income (Loss) .....................        (330,380)           (195,331)       (191,868)       (89,644)
                                                        ----------        ------------    ------------        -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (209,100)         (1,003,760)     (7,517,147)      (294,646)
  Realized gain distribution from The Trusts .....              --                  --              --             --
                                                        ----------        ------------    ------------       --------
 Net realized gain (loss) ........................        (209,100)         (1,003,760)     (7,517,147)      (294,646)
                                                        ----------        ------------    ------------       --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       9,321,553          16,009,260      42,306,361      2,284,943
                                                        ----------        ------------    ------------      ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       9,112,453          15,005,500      34,789,214      1,990,297
                                                        ----------        ------------    ------------      ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $8,782,073        $ 14,810,170    $ 34,597,346     $1,900,653
                                                        ==========        ============    ============     ==========



                                                                     EQ/FI Small/Mid   EQ/J.P. Morgan    EQ/Janus Large
                                                     EQ/FI Mid Cap      Cap Value         Core Bond        Cap Growth
                                                    --------------- ----------------- ----------------  ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................             --     $    484,125       $1,656,321                 --
 Expenses:
  Asset-based charges ............................        770,648        1,831,867          795,605            329,919
                                                          -------     ------------       ----------            -------
Net Investment Income (Loss) .....................       (770,648)      (1,347,742)         860,716           (329,919)
                                                         --------     ------------       ----------           --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (949,693)        (858,325)         443,947         (2,411,018)
  Realized gain distribution from The Trusts .....             --               --               --                 --
                                                         --------     ------------       ----------         ----------
 Net realized gain (loss) ........................       (949,693)        (858,325)         443,947         (2,411,018)
                                                         --------     ------------       ----------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     21,936,773       39,030,860         (555,970)         7,394,159
                                                       ----------     ------------       ----------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     20,987,080       38,172,535         (112,023)         4,983,141
                                                       ----------     ------------       ----------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $20,216,432     $ 36,824,793       $  748,693      $   4,653,222
                                                      ===========     ============       ==========      =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                             EQ/Mercury
                                                    EQ/Lazard Small                      EQ/Mercury Basic   International
                                                       Cap Value      EQ/Marsico Focus     Value Equity         Value
                                                   ----------------- ------------------ ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  256,135                 --        $    795,372      $ 1,013,932
 Expenses:
  Asset-based charges ............................       350,634            548,973           2,118,027          629,093
                                                      ----------            -------        ------------      -----------
Net Investment Income (Loss) .....................       (94,499)          (548,973)         (1,322,655)         384,839
                                                      ----------           --------        ------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (558,830)           (16,369)         (3,721,875)        (495,377)
  Realized gain distribution from The Trusts .....        66,260                 --                  --               --
                                                      ----------           --------        ------------      -----------
 Net realized gain (loss) ........................      (492,570)           (16,369)         (3,721,875)        (495,377)
                                                      ----------           --------        ------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     9,046,887         11,012,954          45,620,616       11,078,962
                                                      ----------         ----------        ------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,554,317         10,996,585          41,898,741       10,583,585
                                                      ----------         ----------        ------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $8,459,818        $10,447,612        $ 40,576,086      $10,968,424
                                                      ==========        ===========        ============      ===========



                                                     EQ/MFS Emerging   EQ/MFS Investors      EQ/Money     EQ/Putnam Growth
                                                    Growth Companies         Trust            Market       & Income Value
                                                   ------------------ ------------------ --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................               --     $      87,200     $  1,208,354     $     527,847
 Expenses:
  Asset-based charges ............................        1,555,197           209,009        3,219,262           569,492
                                                          ---------     -------------     ------------     -------------
Net Investment Income (Loss) .....................       (1,555,197)         (121,809)      (2,010,908)          (41,645)
                                                         ----------     -------------     ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (16,102,976)       (1,159,995)      (1,442,515)       (1,980,936)
  Realized gain distribution from The Trusts .....               --                --               --                --
                                                        -----------     -------------     ------------     -------------
 Net realized gain (loss) ........................      (16,102,976)       (1,159,995)      (1,442,515)       (1,980,936)
                                                        -----------     -------------     ------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       45,115,972         3,967,510        1,588,295        11,110,041
                                                        -----------     -------------     ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       29,012,996         2,807,515          145,780         9,129,105
                                                        -----------     -------------     ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   27,457,799     $   2,685,706     $ (1,865,128)    $   9,087,460
                                                     ==============     =============     ============     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003



                                                            EQ/Putnam     EQ/Small
                                                             Voyager    Company Index  EQ/Technology
                                                           ---------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ............................   $   1,573     $   69,006             --
 Expenses:
  Asset-based charges ..................................      14,362        315,255        569,974
                                                           ---------     ----------        -------
Net Investment Income (Loss) ...........................     (12,789)      (246,249)      (569,974)
                                                           ---------     ----------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................      21,292       (556,494)    (7,970,428)
  Realized gain distribution from The Trusts ...........          --             --             --
                                                           ---------     ----------     ----------
 Net realized gain (loss) ..............................      21,292       (556,494)    (7,970,428)
                                                           ---------     ----------     ----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     199,491      9,051,175     21,910,582
                                                           ---------     ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     220,783      8,494,681     13,940,154
                                                           ---------     ----------     ----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................   $ 207,994     $8,248,432   $ 13,370,180
                                                           =========     ==========   ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Moderate
                                                                                    Allocation (g)
                                                                           ---------------------------------
                                                                                 2003             2002
                                                                           ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................   $  3,564,723     $  1,048,315
 Net realized gain (loss) on investments .................................     (3,539,054)     (32,165,923)
 Change in unrealized appreciation (depreciation) of investments .........     62,875,295       (8,921,169)
                                                                            -------------    -------------
 Net increase (decrease) in net assets from operations ...................     62,900,964      (40,038,777)
                                                                            -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................      4,206,405        9,432,169
  Transfers between funds including guaranteed interest
    account, net .........................................................      3,715,983      182,387,603
  Transfers for contract benefits and terminations .......................    (32,545,227)     (21,843,916)
  Contract maintenance charges ...........................................     (1,244,569)        (668,737)
                                                                            -------------    -------------
Net increase (decrease) in net assets from contractowners transactions ...    (25,867,408)     169,307,119
                                                                            -------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................          6,260        1,322,609
                                                                            -------------    -------------
Increase (Decrease) in Net Assets ........................................     37,039,815      130,590,951
Net Assets -- Beginning of Period ........................................    376,679,285      246,088,334
                                                                            -------------    -------------
Net Assets -- End of Period ..............................................   $413,719,000     $376,679,285
                                                                            =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................             79              756
 Redeemed ................................................................           (183)            (130)
                                                                            -------------    -------------
 Net Increase (Decrease) .................................................           (104)             626
                                                                            =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................            952            5,675
 Redeemed ................................................................         (1,556)          (1,645)
                                                                            -------------    -------------
 Net Increase (Decrease) .................................................           (605)           4,030
                                                                            =============    =============


                                                                                   AXA Premier VIP          AXA Premier VIP
                                                                                  Aggressive Equity          Core Bond (a)
                                                                           -------------------------------- ---------------
                                                                                 2003            2002             2003
                                                                           --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $   (673,015)   $     (841,470)  $    947,314
 Net realized gain (loss) on investments .................................    (6,856,968)      (14,289,985)       531,802
 Change in unrealized appreciation (depreciation) of investments .........    24,214,471        (8,935,073)      (384,059)
                                                                            ------------    --------------   ------------
 Net increase (decrease) in net assets from operations ...................    16,684,488       (24,066,528)     1,095,057
                                                                            ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................       729,300         1,733,549      1,160,323
  Transfers between funds including guaranteed interest
    account, net .........................................................    (1,147,348)       (9,253,205)     9,146,872
  Transfers for contract benefits and terminations .......................    (3,943,042)       (6,137,165)    (4,850,874)
  Contract maintenance charges ...........................................      (299,602)         (350,869)      (124,791)
                                                                            ------------    --------------   ------------
Net increase (decrease) in net assets from contractowners transactions ...    (4,660,692)      (14,007,690)     5,331,530
                                                                            ------------    --------------   ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         1,080             1,210         10,216
                                                                            ------------    --------------   ------------
Increase (Decrease) in Net Assets ........................................    12,024,876       (38,073,008)     6,436,803
Net Assets -- Beginning of Period ........................................    49,642,778        87,715,786     46,428,826
                                                                            ------------    --------------   ------------
Net Assets -- End of Period ..............................................  $ 61,667,654    $   49,642,778   $ 52,865,629
                                                                            ============    ==============   ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            10                21             --
 Redeemed ................................................................           (76)             (144)            --
                                                                            ------------    --------------   ------------
 Net Increase (Decrease) .................................................           (66)             (123)            --
                                                                            ============    ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................            93               450          2,529
 Redeemed ................................................................          (142)             (653)        (2,033)
                                                                            ------------    --------------   ------------
 Net Increase (Decrease) .................................................           (49)             (203)           496
                                                                            ============    ==============   ============

                                                                           AXA Premier VIP          AXA Premier VIP
                                                                            Core Bond (a)           Health Care (a)
                                                                           --------------- -------------------------------
                                                                                 2002            2003            2002
                                                                           --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $  1,073,046     $   (23,707)   $     (78,858)
 Net realized gain (loss) on investments .................................        67,621        (190,522)        (425,671)
 Change in unrealized appreciation (depreciation) of investments .........       891,073       2,545,216         (882,260)
                                                                            ------------     -----------    -------------
 Net increase (decrease) in net assets from operations ...................     2,031,740       2,330,987       (1,386,789)
                                                                            ------------     -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................    10,084,050         274,811        2,196,339
  Transfers between funds including guaranteed interest
    account, net .........................................................    36,671,531       3,896,339        6,623,110
  Transfers for contract benefits and terminations .......................    (2,326,719)       (591,412)        (257,833)
  Contract maintenance charges ...........................................       (43,650)        (30,949)         (12,734)
                                                                            ------------     -----------    -------------
Net increase (decrease) in net assets from contractowners transactions ...    44,385,212       3,548,789        8,548,882
                                                                            ------------     -----------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................        11,874          33,883           34,825
                                                                            ------------     -----------    -------------
Increase (Decrease) in Net Assets ........................................    46,428,826       5,913,659        7,196,918
Net Assets -- Beginning of Period ........................................            --       7,196,918               --
                                                                            ------------     -----------    -------------
Net Assets -- End of Period ..............................................  $ 46,428,826     $13,110,557    $   7,196,918
                                                                            ============     ===========    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --               --
 Redeemed ................................................................            --              --               --
                                                                            ------------     -----------    -------------
 Net Increase (Decrease) .................................................            --              --               --
                                                                            ============     ===========    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         5,439             754            1,354
 Redeemed ................................................................        (1,085)           (355)            (446)
                                                                            ------------     -----------    -------------
 Net Increase (Decrease) .................................................         4,354             399              908
                                                                            ============     ===========    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Premier VIP
                                                                                        High Yield
                                                                             --------------------------------
                                                                                   2003             2002
                                                                             ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $  3,694,463    $  6,175,602
 Net realized gain (loss) on investments ...................................     (5,058,598)     (8,061,124)
 Change in unrealized appreciation (depreciation) of investments ...........     18,923,711      (2,366,278)
                                                                               ------------    ------------
 Net increase (decrease) in net assets from operations .....................     17,559,576      (4,251,800)
                                                                               ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,458,097       5,128,201
  Transfers between funds including guaranteed interest
    account, net ...........................................................     14,883,763       2,516,348
  Transfers for contract benefits and terminations .........................     (7,491,625)     (6,863,479)
  Contract maintenance charges .............................................       (289,415)       (247,377)
                                                                               ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....      8,560,820         533,693
                                                                               ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         23,894          22,541
                                                                               ------------    ------------
Increase (Decrease) in Net Assets ..........................................     26,144,290      (3,695,566)
Net Assets -- Beginning of Period ..........................................     80,037,221      83,732,787
                                                                               ------------    ------------
Net Assets -- End of Period ................................................   $106,181,511    $ 80,037,221
                                                                               ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             85              25
 Redeemed ..................................................................            (47)            (36)
                                                                               ------------    ------------
 Net Increase (Decrease) ...................................................             38             (11)
                                                                               ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,651           1,192
 Redeemed ..................................................................         (1,339)         (1,172)
                                                                               ------------    ------------
 Net Increase (Decrease) ...................................................            312              20
                                                                               ============    ============

                                                                                                              AXA Premier
                                                                                                                  VIP
                                                                                     AXA Premier VIP         Large Cap Core
                                                                                International Equity (a)       Equity (a)
                                                                             ------------------------------- --------------
                                                                                   2003            2002           2003
                                                                             --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   (66,038)   $     (77,081)   $  (76,422)
 Net realized gain (loss) on investments ...................................      (369,443)        (128,124)     (202,654)
 Change in unrealized appreciation (depreciation) of investments ...........     3,266,174       (1,171,047)    2,103,276
                                                                               -----------    -------------    ----------
 Net increase (decrease) in net assets from operations .....................     2,830,693       (1,376,252)    1,824,200
                                                                               -----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       250,072        2,691,610        86,359
  Transfers between funds including guaranteed interest
    account, net ...........................................................     4,605,853        6,215,294     2,185,074
  Transfers for contract benefits and terminations .........................      (384,377)        (154,801)     (391,065)
  Contract maintenance charges .............................................       (25,605)          (9,349)      (17,252)
                                                                               -----------    -------------    ----------
Net increase (decrease) in net assets from contractowners transactions .....     4,445,943        8,742,754     1,863,116
                                                                               -----------    -------------    ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        26,504           32,244        24,591
                                                                               -----------    -------------    ----------
Increase (Decrease) in Net Assets ..........................................     7,303,140        7,398,746     3,711,907
Net Assets -- Beginning of Period ..........................................     7,398,746               --     6,212,029
                                                                               -----------    -------------    ----------
Net Assets -- End of Period ................................................   $14,701,886    $   7,398,746    $9,923,936
                                                                               ===========    =============    ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --               --            --
 Redeemed ..................................................................            --               --            --
                                                                               -----------    -------------    ----------
 Net Increase (Decrease) ...................................................            --               --            --
                                                                               ===========    =============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           802            1,492           401
 Redeemed ..................................................................          (330)            (547)         (192)
                                                                               -----------    -------------    ----------
 Net Increase (Decrease) ...................................................           472              945           209
                                                                               ===========    =============    ==========


                                                                             AXA Premier VIP
                                                                             Large Cap Core       AXA Premier VIP
                                                                                Equity (a)       Large Cap Growth(a)
                                                                             --------------- -------------------------------
                                                                                   2002            2003            2002
                                                                             --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $     (39,591)   $  (177,559)   $     (97,142)
 Net realized gain (loss) on investments ...................................       (174,804)      (536,175)        (359,309)
 Change in unrealized appreciation (depreciation) of investments ...........     (1,067,795)     3,791,620       (1,915,349)
                                                                              -------------    -----------    -------------
 Net increase (decrease) in net assets from operations .....................     (1,282,190)     3,077,886       (2,371,800)
                                                                              -------------    -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,997,280        228,003        3,616,683
  Transfers between funds including guaranteed interest
    account, net ...........................................................      5,663,431      3,913,426        8,071,966
  Transfers for contract benefits and terminations .........................       (186,031)      (609,433)        (380,655)
  Contract maintenance charges .............................................         (6,776)       (32,600)         (11,937)
                                                                              -------------    -----------    -------------
Net increase (decrease) in net assets from contractowners transactions .....      7,467,904      3,499,396       11,296,057
                                                                              -------------    -----------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         26,315         29,261           32,481
                                                                              -------------    -----------    -------------
Increase (Decrease) in Net Assets ..........................................      6,212,029      6,606,543        8,956,738
Net Assets -- Beginning of Period ..........................................             --      8,956,738               --
                                                                              -------------    -----------    -------------
Net Assets -- End of Period ................................................  $   6,212,029    $15,563,281    $   8,956,738
                                                                              =============    ===========    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --             --               --
 Redeemed ..................................................................             --             --               --
                                                                              -------------    -----------    -------------
 Net Increase (Decrease) ...................................................             --             --               --
                                                                              =============    ===========    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................            981            946            1,613
 Redeemed ..................................................................           (171)          (488)            (296)
                                                                              -------------    -----------    -------------
 Net Increase (Decrease) ...................................................            810            458            1,317
                                                                              =============    ===========    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     AXA Premier VIP
                                                                                   Large Cap Value (a)
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $    80,116     $   (76,293)
 Net realized gain (loss) on investments ...................................      (266,509)       (237,454)
 Change in unrealized appreciation (depreciation) of investments ...........     3,684,822      (2,072,825)
                                                                               -----------    ------------
 Net increase (decrease) in net assets from operations .....................     3,498,429      (2,386,572)
                                                                               -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       215,770       3,217,533
  Transfers between funds including guaranteed interest
    account, net ...........................................................     1,818,665      11,133,356
  Transfers for contract benefits and terminations .........................      (932,517)       (551,031)
  Contract maintenance charges .............................................       (35,701)        (15,796)
                                                                               -----------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     1,066,217      13,784,062
                                                                               -----------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        25,630          25,802
                                                                               -----------    ------------
Increase (Decrease) in Net Assets ..........................................     4,590,276      11,423,292
Net Assets -- Beginning of Period ..........................................    11,423,292              --
                                                                               -----------    ------------
Net Assets -- End of Period ................................................   $16,013,568     $11,423,292
                                                                               ===========    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                               -----------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                               ===========    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           427           2,101
 Redeemed Net Increase (Decrease) ..........................................          (306)           (659)
                                                                               -----------    ------------
 Net Increase (Decrease) ...................................................           121           1,442
                                                                               ===========    ============

                                                                                                             AXA Premier VIP
                                                                                     AXA Premier VIP          Small/Mid Cap
                                                                                Small/Mid Cap Growth (a)        Value (a)
                                                                             ------------------------------- ---------------
                                                                                   2003            2002            2003
                                                                             --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $    13,981     $  (112,914)    $  (195,713)
 Net realized gain (loss) on investments ...................................      (776,155)       (562,788)       (575,100)
 Change in unrealized appreciation (depreciation) of investments ...........     6,143,992      (2,953,530)      6,903,314
                                                                               -----------    ------------     -----------
 Net increase (decrease) in net assets from operations .....................     5,381,818      (3,629,232)      6,132,501
                                                                               -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       529,665       3,558,634         303,589
  Transfers between funds including guaranteed interest
    account, net ...........................................................     8,040,266      11,280,720       6,462,530
  Transfers for contract benefits and terminations .........................      (903,872)       (264,504)       (812,045)
  Contract maintenance charges .............................................       (46,472)        (14,856)        (52,130)
                                                                               -----------    ------------     -----------
Net increase (decrease) in net assets from contractowners transactions .....     7,619,587      14,559,994       5,901,944
                                                                               -----------    ------------     -----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        21,075          33,403          15,759
                                                                               -----------    ------------     -----------
Increase (Decrease) in Net Assets ..........................................    13,022,480      10,964,165      12,050,204
Net Assets -- Beginning of Period ..........................................    10,964,165              --      13,402,731
                                                                               -----------    ------------     -----------
Net Assets -- End of Period ................................................   $23,986,645     $10,964,165     $25,452,935
                                                                               ===========    ============     ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --              --
 Redeemed ..................................................................            --              --              --
                                                                               -----------    ------------     -----------
 Net Increase (Decrease) ...................................................            --              --              --
                                                                               ===========    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         1,554           2,392           1,352
 Redeemed Net Increase (Decrease) ..........................................          (526)           (626)           (680)
                                                                               -----------    ------------     -----------
 Net Increase (Decrease) ...................................................          1.029          1,766             672
                                                                               ============   ============     ===========



                                                                             AXA Premier VIP
                                                                              Small/Mid Cap          AXA Premier VIP
                                                                                Value (a)               Technology(a)
                                                                             --------------- ----------------------------
                                                                                   2002           2003           2002
                                                                             --------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $  (141,453)    $  163,331    $  (20,947)
 Net realized gain (loss) on investments ...................................      (304,094)       (79,744)     (158,797)
 Change in unrealized appreciation (depreciation) of investments ...........    (2,941,825)     1,564,938      (578,049)
                                                                              ------------     ----------    ----------
 Net increase (decrease) in net assets from operations .....................    (3,387,372)     1,648,525      (757,793)
                                                                              ------------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     3,371,346        166,943       888,002
  Transfers between funds including guaranteed interest
    account, net ...........................................................    13,919,121      5,828,508     1,860,280
  Transfers for contract benefits and terminations .........................      (497,607)      (203,835)      (49,599)
  Contract maintenance charges .............................................       (19,901)       (12,086)       (2,659)
                                                                              ------------     ----------    ----------
Net increase (decrease) in net assets from contractowners transactions .....    16,772,959      5,779,530     2,696,024
                                                                              ------------     ----------    ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        17,144         36,045        19,142
                                                                              ------------     ----------    ----------
Increase (Decrease) in Net Assets ..........................................    13,402,731      7,464,100     1,957,373
Net Assets -- Beginning of Period ..........................................            --      1,957,373            --
                                                                              ------------     ----------    ----------
Net Assets -- End of Period ................................................   $13,402,731     $9,421,473    $1,957,373
                                                                              ============     ==========    ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --             --            --
 Redeemed ..................................................................            --             --            --
                                                                              ------------     ----------    ----------
 Net Increase (Decrease) ...................................................            --             --            --
                                                                              ============     ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         2,197            979           435
 Redeemed Net Increase (Decrease) ..........................................          (378)          (259)          (91)
                                                                              ------------     ----------    ----------
 Net Increase (Decrease) ...................................................         1,819            720           344
                                                                              ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                        EQ/Alliance
                                                                                        Common Stock
                                                                             ----------------------------------
                                                                                   2003              2002
                                                                             ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $      60,036      $  (8,056,567)
 Net realized gain (loss) on investments ...................................    (58,774,426)      (143,368,868)
 Change in unrealized appreciation (depreciation) of investments ...........    274,101,044       (141,918,124)
                                                                              -------------    ---------------
 Net increase (decrease) in net assets from operations .....................    215,386,654       (293,343,559)
                                                                              -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      6,185,745         16,600,038
  Transfers between funds including guaranteed interest
    account, net ...........................................................     (3,276,365)       (70,930,907)
  Transfers for contract benefits and terminations .........................    (40,512,856)       (55,842,279)
  Contract maintenance charges .............................................     (2,420,209)        (2,614,514)
                                                                              -------------    ---------------
Net increase (decrease) in net assets from contractowners transactions .....    (40,023,685)      (112,787,662)
                                                                              -------------    ---------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          6,259            389,362
                                                                              -------------    ---------------
Increase (Decrease) in Net Assets ..........................................    175,369,228       (405,741,859)
Net Assets -- Beginning of Period ..........................................    482,280,080        888,021,939
                                                                              -------------    ---------------
Net Assets -- End of Period ................................................  $ 657,649,308      $ 482,280,080
                                                                              =============    ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             38                 17
 Redeemed ..................................................................           (100)              (205)
                                                                              -------------    ---------------
 Net Increase (Decrease) ...................................................            (62)              (188)
                                                                              =============    ===============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................            250                381
 Redeemed ..................................................................           (441)              (888)
                                                                              -------------    ---------------
 Net Increase (Decrease) ...................................................           (191)              (507)
                                                                              =============    ===============



                                                                                                                  EQ/Alliance
                                                                                                                  Intermediate
                                                                                        EQ/Alliance                Government
                                                                                     Growth and Income             Securities
                                                                             ---------------------------------- ----------------
                                                                                   2003              2002             2003
                                                                             ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,272,044)     $  (1,085,219)  $   4,718,685
 Net realized gain (loss) on investments ...................................    (13,830,446)       (21,050,556)      3,025,176
 Change in unrealized appreciation (depreciation) of investments ...........    121,093,065       (105,224,004)     (6,046,909)
                                                                              -------------    ---------------   -------------
 Net increase (decrease) in net assets from operations .....................    105,990,575       (127,359,779)      1,696,952
                                                                              -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      4,024,469         21,476,404       2,782,890
  Transfers between funds including guaranteed interest
    account, net ...........................................................    (12,103,930)        (5,197,334)    (53,171,065)
  Transfers for contract benefits and terminations .........................    (34,297,347)       (43,267,527)    (32,366,105)
  Contract maintenance charges .............................................     (1,457,607)        (1,572,008)       (607,460)
                                                                              -------------    ---------------   -------------
Net increase (decrease) in net assets from contractowners transactions .....    (43,834,415)       (28,560,465)    (83,361,740)
                                                                              -------------    ---------------   -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         11,608              9,364          13,608
                                                                              -------------    ---------------   -------------
Increase (Decrease) in Net Assets ..........................................     62,167,768       (155,910,880)    (81,651,180)
Net Assets -- Beginning of Period ..........................................    400,805,585        556,716,465     299,413,747
                                                                              -------------    ---------------   -------------
Net Assets -- End of Period ................................................  $ 462,973,353      $ 400,805,585   $ 217,762,567
                                                                              =============    ===============   =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            141                214             155
 Redeemed ..................................................................           (463)              (775)           (738)
                                                                              -------------    ---------------   -------------
 Net Increase (Decrease) ...................................................           (322)              (561)           (583)
                                                                              =============    ===============   =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,556              4,257           3,161
 Redeemed ..................................................................         (3,299)            (5,250)         (7,129)
                                                                              -------------    ---------------   -------------
 Net Increase (Decrease) ...................................................         (1,743)              (993)         (3,969)
                                                                              =============    ===============   =============

                                                                               EQ/Alliance
                                                                               Intermediate
                                                                                Government                EQ/Alliance
                                                                                Securities               International
                                                                             ---------------- ---------------------------------
                                                                                   2002             2003             2002
                                                                             ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   8,242,464     $    499,244     $   (520,882)
 Net realized gain (loss) on investments ...................................      1,377,613          (63,384)      (3,170,933)
 Change in unrealized appreciation (depreciation) of investments ...........      7,023,962       38,486,473       (2,432,899)
                                                                              -------------     ------------     ------------
 Net increase (decrease) in net assets from operations .....................     16,644,039       38,922,333       (6,124,714)
                                                                              -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     20,578,334        1,710,247          972,253
  Transfers between funds including guaranteed interest
    account, net ...........................................................    108,849,048        9,170,694       92,267,113
  Transfers for contract benefits and terminations .........................    (26,173,297)      (7,715,247)      (2,307,630)
  Contract maintenance charges .............................................       (537,755)        (490,138)        (157,920)
                                                                              -------------     ------------     ------------
Net increase (decrease) in net assets from contractowners transactions .....    102,716,330        2,675,556       90,773,816
                                                                              -------------     ------------     ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          1,605              191            9,147
                                                                              -------------     ------------     ------------
Increase (Decrease) in Net Assets ..........................................    119,361,974       41,598,080       84,658,249
Net Assets -- Beginning of Period ..........................................    180,051,773      114,216,554       29,558,305
                                                                              -------------     ------------     ------------
Net Assets -- End of Period ................................................  $ 299,413,747     $155,814,634     $114,216,554
                                                                              =============     ============     ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            854              197            1,461
 Redeemed ..................................................................           (452)            (332)            (299)
                                                                              -------------     ------------     ------------
 Net Increase (Decrease) ...................................................            402             (135)           1,162
                                                                              =============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         10,480            2,733           11,401
 Redeemed ..................................................................         (4,995)          (2,286)          (2,257)
                                                                              -------------     ------------     ------------
 Net Increase (Decrease) ...................................................          5,485              447            9,144
                                                                              =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                        EQ/Alliance
                                                                                      Premier Growth
                                                                             ---------------------------------
                                                                                   2003             2002
                                                                             ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,557,888)   $  (2,033,035)
 Net realized gain (loss) on investments ...................................    (17,223,943)     (26,302,676)
 Change in unrealized appreciation (depreciation) of investments ...........     39,846,388      (29,300,491)
                                                                              -------------    -------------
 Net increase (decrease) in net assets from operations .....................     21,064,557      (57,636,202)
                                                                              -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,188,537        4,312,020
  Transfers between funds including guaranteed interest
    account, net ...........................................................     (8,486,211)     (17,966,790)
  Transfers for contract benefits and terminations .........................     (5,937,637)      (9,532,240)
  Contract maintenance charges .............................................       (362,403)        (422,239)
                                                                              -------------    -------------
Net increase (decrease) in net assets from contractowners transactions .....    (13,597,714)     (23,609,249)
                                                                              -------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................            100             (415)
                                                                              -------------    -------------
Increase (Decrease) in Net Assets ..........................................      7,466,943      (81,245,866)
Net Assets -- Beginning of Period ..........................................    105,975,265      187,221,131
                                                                              -------------    -------------
Net Assets -- End of Period ................................................  $ 113,442,208    $ 105,975,265
                                                                              =============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --               --
 Redeemed ..................................................................             --               --
                                                                              -------------    -------------
 Net Increase (Decrease) ...................................................             --               --
                                                                              =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,417            4,051
 Redeemed ..................................................................         (4,023)          (8,415)
                                                                              -------------    -------------
 Net Increase (Decrease) ...................................................         (2,606)          (4,364)
                                                                              =============    =============

                                                                                                               EQ/Alliance
                                                                                       EQ/Alliance              Small Cap
                                                                                    Quality Bond (a)            Growth (d)
                                                                             ------------------------------- ----------------
                                                                                   2003            2002            2003
                                                                             --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $    254,290    $    608,280     $ (1,416,956)
 Net realized gain (loss) on investments ...................................       474,685         132,419       (3,983,201)
 Change in unrealized appreciation (depreciation) of investments ...........      (261,941)        235,524       38,632,255
                                                                              ------------    ------------     ------------
 Net increase (decrease) in net assets from operations .....................       467,034         976,223       33,232,098
                                                                              ------------    ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       515,344       3,107,932        1,068,239
  Transfers between funds including guaranteed interest
    account, net ...........................................................     3,018,182      19,291,947        1,706,064
  Transfers for contract benefits and terminations .........................    (2,622,933)     (1,197,625)      (5,530,017)
  Contract maintenance charges .............................................       (71,873)        (22,335)        (351,679)
                                                                              ------------    ------------     ------------
Net increase (decrease) in net assets from contractowners transactions .....       838,720      21,179,919       (3,107,393)
                                                                              ------------    ------------     ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         4,370          21,304            5,561
                                                                              ------------    ------------     ------------
Increase (Decrease) in Net Assets ..........................................     1,310,124      22,177,446       30,130,266
Net Assets -- Beginning of Period ..........................................    22,177,446              --       87,604,731
                                                                              ------------    ------------     ------------
Net Assets -- End of Period ................................................  $ 23,487,570    $ 22,177,446     $117,734,997
                                                                              ============    ============     ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --               55
 Redeemed ..................................................................            --              --              (81)
                                                                              ------------    ------------     ------------
 Net Increase (Decrease) ...................................................            --              --              (26)
                                                                              ============    ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         1,002           1,847            1,242
 Redeemed ..................................................................          (949)           (378)          (1,509)
                                                                              ------------    ------------     ------------
 Net Increase (Decrease) ...................................................            53           1,469             (267)
                                                                              ============    ============     ============

                                                                               EQ/Alliance              EQ/Berstein
                                                                                Small Cap               Diversified
                                                                                Growth (d)                 Value
                                                                             ---------------- --------------------------------
                                                                                   2002             2003             2002
                                                                             ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,480,368)    $    (87,220)   $      (9,080)
 Net realized gain (loss) on investments ...................................     (9,671,484)      (1,003,337)      (1,755,404)
 Change in unrealized appreciation (depreciation) of investments ...........    (28,784,431)      32,364,193      (17,585,770)
                                                                              -------------     ------------    -------------
 Net increase (decrease) in net assets from operations .....................    (39,936,283)      31,273,636      (19,350,254)
                                                                              -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      5,738,185        1,685,179        9,431,894
  Transfers between funds including guaranteed interest
    account, net ...........................................................      8,393,151        8,537,097       34,409,192
  Transfers for contract benefits and terminations .........................     (5,940,735)      (7,884,172)      (9,036,642)
  Contract maintenance charges .............................................       (347,606)        (419,115)        (342,604)
                                                                              -------------     ------------    -------------
Net increase (decrease) in net assets from contractowners transactions .....      7,842,995        1,918,989       34,461,840
                                                                              -------------     ------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................          5,446           10,132           10,000
                                                                              -------------     ------------    -------------
Increase (Decrease) in Net Assets ..........................................    (32,087,842)      33,202,757       15,121,586
Net Assets -- Beginning of Period ..........................................    119,692,573      114,341,079       99,219,493
                                                                              -------------     ------------    -------------
Net Assets -- End of Period ................................................  $  87,604,731     $147,543,836    $ 114,341,079
                                                                              =============     ============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            159               --               --
 Redeemed ..................................................................           (228)              --               --
                                                                              -------------     ------------    -------------
 Net Increase (Decrease) ...................................................            (69)              --               --
                                                                              =============     ============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          2,665            2,208            5,797
 Redeemed ..................................................................         (2,047)          (2,019)          (2,831)
                                                                              -------------     ------------    -------------
 Net Increase (Decrease) ...................................................            618              189            2,966
                                                                              =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                     EQ/Calvert
                                                                                      Socially
                                                                                     Responsible
                                                                             ---------------------------
                                                                                  2003          2002
                                                                             ------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $ (10,460)   $    (7,279)
 Net realized gain (loss) on investments ...................................     (76,649)       (50,388)
 Change in unrealized appreciation (depreciation) of investments ...........     250,391       (109,468)
                                                                               ---------    -----------
 Net increase (decrease) in net assets from operations .....................     163,282       (167,135)
                                                                               ---------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       5,071        243,622
  Transfers between funds including guaranteed interest
    account, net ...........................................................     130,122        439,930
  Transfers for contract benefits and terminations .........................     (50,536)       (26,972)
  Contract maintenance charges .............................................      (1,867)          (649)
                                                                               ---------    -----------
Net increase (decrease) in net assets from contractowners transactions .....      82,790        655,931
                                                                               ---------    -----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................      10,461          7,279
                                                                               ---------    -----------
Increase (Decrease) in Net Assets ..........................................     256,533        496,075
Net Assets -- Beginning of Period ..........................................     661,897        165,822
                                                                               ---------    -----------
Net Assets -- End of Period ................................................   $ 918,430    $   661,897
                                                                               =========    ===========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................          --             --
 Redeemed ..................................................................          --             --
                                                                               ---------    -----------
 Net Increase (Decrease) ...................................................          --             --
                                                                               =========    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          89            131
 Redeemed ..................................................................         (81)           (45)
                                                                               ---------    -----------
 Net Increase (Decrease) ...................................................           9             86
                                                                               =========    ===========


                                                                                      EQ/Capital             EQ/Capital
                                                                                       Guardian               Guardian
                                                                                   International (a)        Research (e)
                                                                             ----------------------------- ---------------
                                                                                  2003           2002            2003
                                                                             -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   10,029     $   11,908    $   (644,518)
 Net realized gain (loss) on investments ...................................        6,621        (63,231)       (456,283)
 Change in unrealized appreciation (depreciation) of investments ...........    1,358,126       (136,253)     18,614,165
                                                                               ----------     ----------    ------------
 Net increase (decrease) in net assets from operations .....................    1,374,776       (187,576)     17,513,364
                                                                               ----------     ----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      107,813        168,122         651,180
  Transfers between funds including guaranteed interest
    account, net ...........................................................    4,070,095      2,561,030        (304,476)
  Transfers for contract benefits and terminations .........................     (386,667)       (19,838)     (3,955,239)
  Contract maintenance charges .............................................      (12,128)        (3,288)       (241,392)
                                                                               ----------     ----------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    3,779,113      2,706,026      (3,849,927)
                                                                               ----------     ----------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................       38,002         14,526             359
                                                                               ----------     ----------    ------------
Increase (Decrease) in Net Assets ..........................................    5,191,890      2,532,976      13,663,796
Net Assets -- Beginning of Period ..........................................    2,570,847         37,871      61,456,319
                                                                               ----------     ----------    ------------
Net Assets -- End of Period ................................................   $7,762,737     $2,570,847    $ 75,120,115
                                                                               ==========     ==========    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................           --             --              --
 Redeemed ..................................................................           --             --              --
                                                                               ----------     ----------    ------------
 Net Increase (Decrease) ...................................................           --             --              --
                                                                               ==========     ==========    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          683          1,368             651
 Redeemed ..................................................................         (224)        (1,020)         (1,094)
                                                                               ----------     ----------    ------------
 Net Increase (Decrease) ...................................................          458            348            (443)
                                                                               ==========     ==========    ============

                                                                               EQ/Capital            EQ/Capital
                                                                                Guardian              Guardian
                                                                              Research (e)         U.S. Equity (c)
                                                                             --------------- ------------------------------
                                                                                   2002            2003           2002
                                                                             --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $    (79,561)   $   (330,380)   $   (169,404)
 Net realized gain (loss) on investments ...................................      (736,818)       (209,100)     (2,642,529)
 Change in unrealized appreciation (depreciation) of investments ...........    (5,126,214)      9,321,553      (1,651,906)
                                                                              ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .....................    (5,942,593)      8,782,073      (4,463,839)
                                                                              ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       671,452         415,856       1,929,452
  Transfers between funds including guaranteed interest
    account, net ...........................................................    59,435,542       9,079,114      13,773,817
  Transfers for contract benefits and terminations .........................      (884,641)     (1,532,902)       (930,060)
  Contract maintenance charges .............................................       (53,072)        (81,614)        (43,519)
                                                                              ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    59,169,281       7,880,454      14,729,690
                                                                              ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        37,147           7,405          33,355
                                                                              ------------    ------------    ------------
Increase (Decrease) in Net Assets ..........................................    53,263,835      16,669,932      10,299,206
Net Assets -- Beginning of Period ..........................................     8,192,484      22,023,212      11,724,006
                                                                              ------------    ------------    ------------
Net Assets -- End of Period ................................................  $ 61,456,319    $ 38,693,144    $ 22,023,212
                                                                              ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --              --
 Redeemed ..................................................................            --              --              --
                                                                              ------------    ------------    ------------
 Net Increase (Decrease) ...................................................            --              --              --
                                                                              ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         7,359           1,603           2,210
 Redeemed ..................................................................          (433)           (718)           (480)
                                                                              ------------    ------------    ------------
 Net Increase (Decrease) ...................................................         6,926             885           1,730
                                                                              ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                      EQ/Emerging
                                                                                        Markets
                                                                                        Equity
                                                                            -------------------------------
                                                                                  2003            2002
                                                                            --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................  $   (195,331)   $   (430,158)
 Net realized gain (loss) on investments ..................................    (1,003,760)     (2,080,679)
 Change in unrealized appreciation (depreciation) of investments ..........    16,009,260        (149,420)
                                                                             ------------    ------------
 Net increase (decrease) in net assets from operations ....................    14,810,170      (2,660,257)
                                                                             ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................       495,186         954,567
  Transfers between funds including guaranteed interest
    account, net ..........................................................     2,141,903       4,962,668
  Transfers for contract benefits and terminations ........................    (1,947,185)     (1,698,910)
  Contract maintenance charges ............................................      (116,655)       (103,882)
                                                                             ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ....       573,249       4,114,443
                                                                             ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................         1,358             706
                                                                             ------------    ------------
Increase (Decrease) in Net Assets .........................................    15,384,776       1,454,892
Net Assets -- Beginning of Period .........................................    28,515,403      27,060,511
                                                                             ------------    ------------
Net Assets -- End of Period ...............................................  $ 43,900,179    $ 28,515,403
                                                                             ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................            --              --
 Redeemed .................................................................            --              --
                                                                             ------------    ------------
 Net Increase (Decrease) ..................................................            --              --
                                                                             ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................         2,404           5,830
 Redeemed .................................................................        (2,398)         (5,228)
                                                                             ------------    ------------
 Net Increase (Decrease) ..................................................             6             602
                                                                             ============    ============

                                                                                        EQ/Equity              EQ/Evergreen
                                                                                        500 Index                 Omega
                                                                            --------------------------------- --------------
                                                                                  2003             2002            2003
                                                                            ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................   $   (191,868)   $    (775,661)    $  (89,644)
 Net realized gain (loss) on investments ..................................     (7,517,147)     (13,299,816)      (294,646)
 Change in unrealized appreciation (depreciation) of investments ..........     42,306,361      (30,693,360)     2,284,943
                                                                              ------------    -------------     ----------
 Net increase (decrease) in net assets from operations ....................     34,597,346      (44,768,837)     1,900,653
                                                                              ------------    -------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................      2,202,234        7,640,504         92,659
  Transfers between funds including guaranteed interest
    account, net ..........................................................      1,901,477           81,785      2,966,624
  Transfers for contract benefits and terminations ........................     (8,854,473)     (11,282,582)      (419,592)
  Contract maintenance charges ............................................       (502,381)        (524,197)       (19,635)
                                                                              ------------    -------------     ----------
Net increase (decrease) in net assets from contractowners transactions ....     (5,253,143)      (4,084,490)     2,620,056
                                                                              ------------    -------------     ----------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................          4,916          223,548         28,684
                                                                              ------------    -------------     ----------
Increase (Decrease) in Net Assets .........................................     29,349,119      (48,629,779)     4,549,393
Net Assets -- Beginning of Period .........................................    137,189,309      185,819,088      4,833,791
                                                                              ------------    -------------     ----------
Net Assets -- End of Period ...............................................   $166,538,428    $ 137,189,309     $9,383,184
                                                                              ============    =============     ==========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................             --               --             --
 Redeemed .................................................................             --               --             --
                                                                              ------------    -------------     ----------
 Net Increase (Decrease) ..................................................             --               --             --
                                                                              ============    =============     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................          1,145            2,677            507
 Redeemed .................................................................         (1,417)          (2,401)          (156)
                                                                              ------------    -------------     ----------
 Net Increase (Decrease) ..................................................           (272)             276            351
                                                                              ============    =============     ==========


                                                                             EQ/Evergreen                EQ/FI
                                                                                 Omega                  Mid Cap
                                                                            --------------- --------------------------------
                                                                                  2002            2003            2002
                                                                            --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............................................  $     (71,946)  $   (770,648)   $     (570,445)
 Net realized gain (loss) on investments ..................................       (427,780)      (949,693)       (1,125,936)
 Change in unrealized appreciation (depreciation) of investments ..........       (945,749)    21,936,773        (7,719,556)
                                                                             -------------   ------------    --------------
 Net increase (decrease) in net assets from operations ....................     (1,445,475)    20,216,432       (94,156,937)
                                                                             -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...................................        694,056        973,695        10,655,394
  Transfers between funds including guaranteed interest
    account, net ..........................................................      1,716,091     11,433,186        15,941,165
  Transfers for contract benefits and terminations ........................       (283,599)    (2,525,616)       (1,911,853)
  Contract maintenance charges ............................................        (14,655)      (124,803)          (78,928)
                                                                             -------------   ------------    --------------
Net increase (decrease) in net assets from contractowners transactions ....      2,111,893      9,756,462        24,605,778
                                                                             -------------   ------------    --------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ..................................................         26,632         22,672            30,687
                                                                             -------------   ------------    --------------
Increase (Decrease) in Net Assets .........................................        693,050     29,995,566        15,220,528
Net Assets -- Beginning of Period .........................................      4,140,741     43,659,379        28,438,851
                                                                             -------------   ------------    --------------
Net Assets -- End of Period ...............................................  $   4,833,791   $ 73,654,945    $   43,659,379
                                                                             =============   ============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ...................................................................             --             --                --
 Redeemed .................................................................             --             --                --
                                                                             -------------   ------------    --------------
 Net Increase (Decrease) ..................................................             --             --                --
                                                                             =============   ============    ==============
Unit Activity 0.50% to 1.70% Class B
 Issued ...................................................................            454          2,757             4,199
 Redeemed .................................................................           (157)        (1,541)           (1,174)
                                                                             -------------   ------------    --------------
 Net Increase (Decrease) ..................................................            297          1,215             3,025
                                                                             =============   ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                         EQ/FI
                                                                                       Small/Mid
                                                                                       Cap Value
                                                                           ---------------------------------
                                                                                 2003             2002
                                                                           ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................   $ (1,347,742)   $  (1,065,316)
 Net realized gain (loss) on investments .................................       (858,325)        (200,175)
 Change in unrealized appreciation (depreciation) of investments .........     39,030,860      (22,769,362)
                                                                             ------------    -------------
 Net increase (decrease) in net assets from operations ...................     36,824,793      (24,034,853)
                                                                             ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................      1,409,844       17,175,645
  Transfers between funds including guaranteed interest
    account, net .........................................................     (2,286,499)      45,163,001
  Transfers for contract benefits and terminations .......................     (7,141,510)      (9,435,480)
  Contract maintenance charges ...........................................       (403,425)        (346,306)
                                                                             ------------    -------------
Net increase (decrease) in net assets from contractowners transactions ...     (8,421,590)      52,556,860
                                                                             ------------    -------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         18,460           15,700
                                                                             ------------    -------------
Increase (Decrease) in Net Assets ........................................     28,421,663       28,537,707
Net Assets -- Beginning of Period ........................................    122,194,807       93,657,100
                                                                             ------------    -------------
Net Assets -- End of Period ..............................................   $150,616,470    $ 122,194,807
                                                                             ============    =============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................             --               --
 Redeemed ................................................................             --               --
                                                                             ------------    -------------
 Net Increase (Decrease) .................................................             --               --
                                                                             ============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................          1,551            7,808
 Redeemed ................................................................            744           (3,185)
                                                                             ------------    -------------
 Net Increase (Decrease) .................................................           (807)           4,623
                                                                             ============    =============

                                                                                                              EQ/Janus
                                                                                     EQ/J.P. Morgan           Large Cap
                                                                                     Core Bond(a)              Growth
                                                                           -----------------------------------------------
                                                                                 2003            2002            2003
                                                                           --------------- --------------  ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $    860,716    $  1,622,802    $   (329,919)
 Net realized gain (loss) on investments .................................       443,947         399,966      (2,411,018)
 Change in unrealized appreciation (depreciation) of investments .........      (555,970)       (398,244)      7,394,159
                                                                            ------------    ------------    ------------
 Net increase (decrease) in net assets from operations ...................       748,693       1,624,524       4,653,222
                                                                            ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................     1,148,935       3,466,823         221,438
  Transfers between funds including guaranteed interest
    account, net .........................................................     5,560,391      42,620,843      (1,126,912)
  Transfers for contract benefits and terminations .......................    (4,607,487)     (2,003,500)     (1,210,556)
  Contract maintenance charges ...........................................      (154,052)        (43,208)        (48,601)
                                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ...     1,947,787      44,040,958      (2,164,631)
                                                                            ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................         2,117          14,894          17,917
                                                                            ------------    ------------    ------------
Increase (Decrease) in Net Assets ........................................     2,698,597      45,680,376       2,506,508
Net Assets -- Beginning of Period ........................................    45,680,376              --      20,506,050
                                                                            ------------    ------------    ------------
Net Assets -- End of Period ..............................................  $ 48,378,973    $ 45,680,376    $ 23,012,558
                                                                            ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --              --
 Redeemed ................................................................            --              --              --
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................            --              --              --
                                                                            ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         2,845           4,249             727
 Redeemed ................................................................        (2,708)           (779)         (1,174)
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................           137           3,470            (447)
                                                                            ============    ============    ============

                                                                              EQ/Janus               EQ/Lazard
                                                                              Large Cap              Small Cap
                                                                               Growth                 Value(a)
                                                                           --------------- -------------------------------
                                                                                 2002            2003            2002
                                                                           --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ............................................  $   (352,536)   $    (94,499)   $    (13,968)
 Net realized gain (loss) on investments .................................    (3,248,427)       (492,570)       (404,615)
 Change in unrealized appreciation (depreciation) of investments .........    (5,540,473)      9,046,887      (2,857,040)
                                                                            ------------    ------------    ------------
 Net increase (decrease) in net assets from operations ...................    (9,141,436)      8,459,818      (3,275,623)
                                                                            ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..................................     3,459,878         710,918       1,980,200
  Transfers between funds including guaranteed interest
    account, net .........................................................     3,783,696       8,204,385      21,273,838
  Transfers for contract benefits and terminations .......................    (1,312,224)     (1,615,552)       (618,895)
  Contract maintenance charges ...........................................       (48,327)        (83,785)        (34,967)
                                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions ...     5,883,023       7,215,966      22,600,176
                                                                            ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 .................................................        20,758           2,192           9,828
                                                                            ------------    ------------    ------------
Increase (Decrease) in Net Assets ........................................    (3,237,655)     15,677,976      19,334,381
Net Assets -- Beginning of Period ........................................    23,743,705      19,334,381              --
                                                                            ------------    ------------    ------------
Net Assets -- End of Period ..............................................  $ 20,506,050    $ 35,012,357    $ 19,334,381
                                                                            ============    ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ..................................................................            --              --              --
 Redeemed ................................................................            --              --              --
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................            --              --              --
                                                                            ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ..................................................................         2,461           1,253           2,392
 Redeemed ................................................................        (1,503)           (639)           (571)
                                                                            ------------    ------------    ------------
 Net Increase (Decrease) .................................................           958             614           1,821
                                                                            ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003

                                                                                       EQ/Marsico
                                                                                          Focus
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (548,973)   $   (141,850)
 Net realized gain (loss) on investments ...................................       (16,369)       (475,323)
 Change in unrealized appreciation (depreciation) of investments ...........    11,012,954      (1,926,600)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................    10,447,612      (2,543,773)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       967,470       1,938,695
  Transfers between funds including guaranteed interest
    account, net ...........................................................    24,814,535      22,149,363
  Transfers for contract benefits and terminations .........................    (2,389,701)       (596,539)
  Contract maintenance charges .............................................      (120,167)        (30,722)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    23,272,137      23,460,797
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         3,092          23,132
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................    33,722,841      20,940,156
Net Assets -- Beginning of Period ..........................................    24,363,884       3,423,728
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 58,086,725    $ 24,363,884
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         3,011           2,915
 Redeemed ..................................................................          (934)           (756)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................         2,077           2,159
                                                                              ============    ============

                                                                                        EQ/Mercury               EQ/Mercury
                                                                                        Basic Value             International
                                                                                          Equity                Value (a)(b)
                                                                             --------------------------------- ---------------
                                                                                   2003             2002             2003
                                                                             --------------------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (1,322,655)   $    (455,791)   $    384,839
 Net realized gain (loss) on investments ...................................     (3,721,875)      (1,919,509)       (495,377)
 Change in unrealized appreciation (depreciation) of investments ...........     45,620,616      (30,438,761)     11,078,962
                                                                              -------------    -------------    ------------
 Net increase (decrease) in net assets from operations .....................     40,576,086      (32,814,061)     10,968,424
                                                                              -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      1,893,988       11,933,934         650,126
  Transfers between funds including guaranteed interest
    account, net ...........................................................      1,563,881       21,985,068        (105,341)
  Transfers for contract benefits and terminations .........................    (11,197,986)     (11,603,499)     (2,508,969)
  Contract maintenance charges .............................................       (509,501)        (475,123)       (157,201)
                                                                              -------------    -------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     (8,249,618)      21,840,380      (2,121,385)
                                                                              -------------    -------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         16,674           14,066           1,694
                                                                              -------------    -------------    ------------
Increase (Decrease) in Net Assets ..........................................     32,343,142      (10,959,615)      8,848,733
Net Assets -- Beginning of Period ..........................................    144,265,291      155,224,906      42,108,226
                                                                              -------------    -------------    ------------
Net Assets -- End of Period ................................................  $ 176,608,433    $ 144,265,291    $ 50,956,959
                                                                              =============    =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................             --               --              --
 Redeemed ..................................................................             --               --              --
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................             --               --              --
                                                                              =============    =============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          1,628            3,970             680
 Redeemed ..................................................................         (2,180)          (2,785)           (835)
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................           (553)           1,185            (154)
                                                                              =============    =============    ============


                                                                               EQ/Mercury                   EQ/MFS
                                                                              International             Emerging Growth
                                                                               Value (a)(b)                Companies
                                                                             --------------- ----------------------------------
                                                                                   2002            2003              2002
                                                                             --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (131,583)   $  (1,555,197)   $    (2,037,258)
 Net realized gain (loss) on investments ...................................      (734,983)     (16,102,976)       (32,942,921)
 Change in unrealized appreciation (depreciation) of investments ...........    (8,598,277)      45,115,972        (33,685,618)
                                                                              ------------    -------------    ---------------
 Net increase (decrease) in net assets from operations .....................    (9,464,843)      27,457,799        (68,665,797)
                                                                              ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     1,273,868        1,135,794          3,055,904
  Transfers between funds including guaranteed interest
    account, net ...........................................................    52,319,182       (7,202,605)       (24,936,488)
  Transfers for contract benefits and terminations .........................    (1,949,091)      (6,244,227)       (10,877,487)
  Contract maintenance charges .............................................      (116,404)        (449,646)          (535,347)
                                                                              ------------    -------------    ---------------
Net increase (decrease) in net assets from contractowners transactions .....    51,527,555      (12,760,684)       (33,293,418)
                                                                              ------------    -------------    ---------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        45,514            2,189                330
                                                                              ------------    -------------    ---------------
Increase (Decrease) in Net Assets ..........................................    42,108,226       14,699,304       (101,958,885)
Net Assets -- Beginning of Period ..........................................            --      107,161,485        209,120,370
                                                                              ------------    -------------    ---------------
Net Assets -- End of Period ................................................  $ 42,108,226    $ 121,860,789    $   107,161,485
                                                                              ============    =============    ===============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --               --                 --
 Redeemed ..................................................................            --               --                 --
                                                                              ------------    -------------    ---------------
 Net Increase (Decrease) ...................................................            --               --                 --
                                                                              ============    =============    ===============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         6,744              743              1,427
 Redeemed ..................................................................        (2,961)          (1,992)            (4,469)
                                                                              ------------    -------------    ---------------
 Net Increase (Decrease) ...................................................         3,783           (1,249)            (3,042)
                                                                              ============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                         EQ/MFS
                                                                                     Investors Trust
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (121,809)   $   (153,028)
 Net realized gain (loss) on investments ...................................    (1,159,995)     (1,291,915)
 Change in unrealized appreciation (depreciation) of investments ...........     3,967,510      (2,783,562)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................     2,685,706      (4,228,505)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       114,957         626,615
  Transfers between funds including guaranteed interest
    account, net ...........................................................       143,281         (19,622)
  Transfers for contract benefits and terminations .........................      (924,485)     (1,140,781)
  Contract maintenance charges .............................................       (36,277)        (39,270)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....      (702,524)       (573,058)
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         8,977           7,244
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................     1,992,159      (4,794,319)
Net Assets -- Beginning of Period ..........................................    14,072,032      18,866,351
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 16,064,191    $ 14,072,032
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           306             710
 Redeemed ..................................................................          (413)           (617)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................          (107)            (93)
                                                                              ============    ============

                                                                                                                  EQ/Putnam
                                                                                                                  Growth &
                                                                                      EQ/Money Market           Income Value
                                                                             --------------------------------- ---------------
                                                                                   2003             2002             2003
                                                                             ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  (2,010,908)   $    (868,023)   $    (41,645)
 Net realized gain (loss) on investments ...................................     (1,442,515)      (2,151,261)     (1,980,936)
 Change in unrealized appreciation (depreciation) of investments ...........      1,588,295        2,494,614      11,110,041
                                                                              -------------    -------------    ------------
 Net increase (decrease) in net assets from operations .....................     (1,865,128)        (524,670)      9,087,460
                                                                              -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     10,439,979       46,634,198         556,696
  Transfers between funds including guaranteed interest
    account, net ...........................................................    (45,862,432)       2,043,552      (1,133,043)
  Transfers for contract benefits and terminations .........................    (52,591,091)     (81,002,521)     (2,799,807)
  Contract maintenance charges .............................................       (525,357)        (576,498)       (154,332)
                                                                              -------------    -------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....    (88,538,901)     (32,901,269)     (3,530,486)
                                                                              -------------    -------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         11,369            9,715          10,275
                                                                              -------------    -------------    ------------
Increase (Decrease) in Net Assets ..........................................    (90,392,660)     (33,416,224)      5,567,249
Net Assets -- Beginning of Period ..........................................    264,851,123      298,267,347      38,008,607
                                                                              -------------    -------------    ------------
Net Assets -- End of Period ................................................  $ 174,458,463    $ 264,851,123    $ 43,575,856
                                                                              =============    =============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            468              927              --
 Redeemed ..................................................................           (887)          (1,019)             --
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................           (419)             (92)             --
                                                                              =============    =============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................          5,257           12,680             409
 Redeemed ..................................................................         (7,988)         (13,784)           (733)
                                                                              -------------    -------------    ------------
 Net Increase (Decrease) ...................................................         (2,731)          (1,104)           (325)
                                                                              =============    =============    ============


                                                                                EQ/Putnam
                                                                                 Growth &
                                                                               Income Value        EQ/Putnam Voyager
                                                                             ---------------- ---------------------------
                                                                                   2002            2003          2002
                                                                             ---------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $      (46,922)   $  (12,789)     ($2,344)
 Net realized gain (loss) on investments ...................................      (2,166,667)       21,292      (21,989)
 Change in unrealized appreciation (depreciation) of investments ...........      (7,994,345)      199,491      (33,892)
                                                                              --------------    ----------      -------
 Net increase (decrease) in net assets from operations .....................     (10,207,934)      207,994      (58,225)
                                                                              --------------    ----------      -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       2,060,903        16,290       30,710
  Transfers between funds including guaranteed interest
    account, net ...........................................................         (16,755)      690,308      527,838
  Transfers for contract benefits and terminations .........................      (4,231,501)      (62,559)     (11,407)
  Contract maintenance charges .............................................        (159,692)       (3,588)        (130)
                                                                              --------------    ----------      -------
Net increase (decrease) in net assets from contractowners transactions .....      (2,347,045)      640,451      547,011
                                                                              --------------    ----------      -------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................           2,047        14,363        2,947
                                                                              --------------    ----------      -------
Increase (Decrease) in Net Assets ..........................................     (12,552,932)      862,808      491,733
Net Assets -- Beginning of Period ..........................................      50,561,539       491,733
                                                                              --------------    ----------      -------
Net Assets -- End of Period ................................................  $   38,008,607    $1,354,541    $ 491,733
                                                                              ==============    ==========    =========
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................              --            --           --
 Redeemed ..................................................................              --            --           --
                                                                              --------------    ----------    ---------
 Net Increase (Decrease) ...................................................              --            --           --
                                                                              ==============    ==========    =========
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................             846           118           92
 Redeemed ..................................................................          (1,083)          (53)         (40)
                                                                              --------------    ----------    ---------
 Net Increase (Decrease) ...................................................            (237)           65           52
                                                                              ==============    ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2003


                                                                                        EQ/Small
                                                                                         Company
                                                                                          Index
                                                                             -------------------------------
                                                                                   2003            2002
                                                                             --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (246,249)   $   (168,823)
 Net realized gain (loss) on investments ...................................      (556,494)     (1,011,858)
 Change in unrealized appreciation (depreciation) of investments ...........     9,051,175      (3,743,133)
                                                                              ------------    ------------
 Net increase (decrease) in net assets from operations .....................     8,248,432      (4,923,814)
                                                                              ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       424,883       1,108,746
  Transfers between funds including guaranteed interest
    account, net ...........................................................     7,237,620       2,505,517
  Transfers for contract benefits and terminations .........................    (1,257,032)       (974,242)
  Contract maintenance charges .............................................       (76,123)        (62,003)
                                                                              ------------    ------------
Net increase (decrease) in net assets from contractowners transactions .....     6,329,348       2,578,018
                                                                              ------------    ------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................        17,072          18,102
                                                                              ------------    ------------
Increase (Decrease) in Net Assets ..........................................    14,594,853      (2,327,694)
Net Assets -- Beginning of Period ..........................................    17,750,376      20,078,070
                                                                              ------------    ------------
Net Assets -- End of Period ................................................  $ 32,345,229    $ 17,750,376
                                                                              ============    ============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --              --
 Redeemed ..................................................................            --              --
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................            --              --
                                                                              ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................           986             777
                                                                              ------------    ------------
 Redeemed ..................................................................          (434)           (532)
                                                                              ------------    ------------
 Net Increase (Decrease) ...................................................           552             245
                                                                              ============    ============



                                                                                      EQ/Technology
                                                                             --------------------------------
                                                                                   2003            2002
                                                                             --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   (569,974)   $     (619,948)
 Net realized gain (loss) on investments ...................................    (7,970,428)      (14,355,372)
 Change in unrealized appreciation (depreciation) of investments ...........    21,910,582        (8,974,003)
                                                                              ------------    --------------
 Net increase (decrease) in net assets from operations .....................    13,370,180       (23,949,323)
                                                                              ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................       481,399         3,026,451
  Transfers between funds including guaranteed interest
    account, net ...........................................................       678,656           456,741
  Transfers for contract benefits and terminations .........................    (2,118,303)       (2,619,615)
  Contract maintenance charges .............................................      (115,813)         (107,497)
                                                                              ------------    --------------
Net increase (decrease) in net assets from contractowners transactions .....    (1,074,061)          756,080
                                                                              ------------    --------------
Net increase (decrease) in amount retained by Equitable Life in
 Separate Account No. 45 ...................................................         1,025             5,565
                                                                              ------------    --------------
Increase (Decrease) in Net Assets ..........................................    12,297,144       (23,187,678)
Net Assets -- Beginning of Period ..........................................    32,179,499        55,367,177
                                                                              ------------    --------------
Net Assets -- End of Period ................................................  $ 44,476,643    $   32,179,499
                                                                              ============    ==============
Changes in Units:
Unit Activity 1.15% Class A
 Issued ....................................................................            --                --
 Redeemed ..................................................................            --                --
                                                                              ------------    --------------
 Net Increase (Decrease) ...................................................            --                --
                                                                              ============    ==============
Unit Activity 0.50% to 1.70% Class B
 Issued ....................................................................         4,532             5,119
                                                                              ------------    --------------
 Redeemed ..................................................................        (4,789)           (5,079)
                                                                              ------------    --------------
 Net Increase (Decrease) ...................................................          (257)               40
                                                                              ============    ==============

-------
(a) Commenced operations on January 14, 2002.

(b) A substitution of EQ/T. Rowe International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See Note 5).

(c) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(e) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(f) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(g) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).

(h)  A   substitution   of   EQ/International   Equity  Index  for   EQ/Alliance
International occurred on May 2, 2003 (See Note 5).

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2003

1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 42 variable investment options(1):


o AXA Moderate Allocation Portfolio(2)                  o EQ/Capital Guardian International
o AXA Premier VIP Aggressive Equity(3)                  o EQ/Capital Guardian Research
o AXA Premier VIP Core Bond                             o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Health Care                           o EQ/Emerging Markets Equity
o AXA Premier VIP High Yield(4)                         o EQ/Equity 500 Index
o AXA Premier VIP International Equity                  o EQ/Evergreen Omega
o AXA Premier VIP Large Cap Core Equity                 o EQ/FI Mid Cap
o AXA Premier VIP Large Cap Growth                      o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Large Cap Value                       o EQ/J.P. Morgan Core Bond
o AXA Premier VIP Small/Mid Cap Growth                  o EQ/Janus Large Cap Growth
o AXA Premier VIP Small/Mid Cap Value                   o EQ/Lazard Small Cap Value
o AXA Premier VIP Technology                            o EQ/Marsico Focus
o EQ/Alliance Common Stock                              o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income                         o EQ/Mercury International Value(8)
o EQ/Alliance Intermediate Government Securities        o EQ/MFS Emerging Growth Companies
o EQ/Alliance International                             o EQ/MFS Investors Trust
o EQ/Alliance Premier Growth                            o EQ/Money Market(5)
o EQ/Alliance Quality Bond                              o EQ/Putnam Growth & Income Value
o EQ/Alliance Small Cap Growth                          o EQ/Putnam Voyager(6)
o EQ/Bernstein Diversified Value                        o EQ/Small Company Index
o EQ/Calvert Socially Responsible                       o EQ/Technology(7)

----------
(1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.
(2) Formerly known as EQ/Balanced.
(3) Formerly known as EQ/Aggressive Stock.
(4) Formerly known as EQ/High Yield.
(5) Formerly known as EQ/Alliance Money  Market.
(6) Formerly known as EQ/Putnam Investors Growth.
(7) Formerly known as EQ/Alliance Technology.
(8) Formerly known as EQ/Putnam International Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, Select, Elite, and Equitable Accumulator Select issued after August 13, 2001, deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager, Equitable Accumulator, Equitable Accumulators Select, Elite, Plus, and Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Income Manager Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator Select, Elite, Plus, Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Equitable Accumulator Advisor

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

1. Organization (Concluded)

and Equitable Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate Accounts:
An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, and Equitable Accumulator Elite Contracts. Included in Contract maintenance charges are administrative charges, if applicable, which are deducted annually under Equitable Accumulator issued after March 1, 2000 and Equitable Accumulator Elite Contracts.

The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:


                                                            Purchases      Sales

                                                       -------------- --------------
AXA Moderate Allocation ............................    $56,970,083    $ 79,268,066
AXA Premier VIP Aggressive Equity ..................      2,928,838       8,261,618
AXA Premier VIP Core Bond ..........................     21,667,025      15,377,794
AXA Premier VIP Health Care ........................      5,934,011       2,374,412
AXA Prenier High Yield .............................     36,090,885      23,811,715
AXA Premier VIP International Equity ...............      6,783,620       2,377,211
AXA Premier VIP Large Cap Core Equity ..............      3,275,881       1,464,596
AXA Premier VIP Large Cap Growth ...................      6,348,839       2,997,741
AXA Premier VIP Large Cap Value ....................      3,502,916       2,330,908
AXA Premier VIP Small/Mid Cap Growth ...............     10,148,599       2,460,571
AXA Premier VIP Small/Mid Cap Value ................     10,078,952       4,285,073
AXA Premier VIP Technology .........................      7,402,930       1,424,023
EQ/Alliance Common Stock ...........................     28,714,138      68,662,210
EQ/Alliance Growth and Income ......................     18,406,400      63,498,606
EQ/Alliance Intermediate Government Securities .....     31,431,937     109,981,733
EQ/Alliance International ..........................     42,031,984      38,849,889
EQ/Alliance Premier Growth .........................      3,603,025      18,758,336
EQ/Alliance Quality Bond ...........................     12,529,921      11,360,416
EQ/Alliance Small Cap Growth .......................      9,760,009      14,278,794
EQ/Bernstein Diversified Value .....................     16,395,274      14,553,373
EQ/Calvert Socially Responsible ....................        573,048         490,258
EQ/Capital Guardian International ..................      5,202,781       1,375,222
EQ/Capital Guardian Research .......................      3,886,338       8,380,511
EQ/Capital Guardian U.S. Equity ....................     14,527,926       6,970,446
EQ/Emerging Markets Equity .........................     13,436,087      13,056,811
EQ/Equity 500 Index ................................     15,127,545      20,567,633
EQ/Evergreen Omega .................................      3,479,520         920,723
EQ/FI MidCap .......................................     16,935,183       7,926,561
EQ/FI Small/Mid Cap Value ..........................      7,725,526      17,476,178
EQ/JP Morgan Core Bond .............................     27,544,218      24,733,347
EQ/Janus Large Cap Growth ..........................      2,426,299       4,902,844
EQ/Lazard Small Cap Value ..........................     11,961,885       4,771,748
EQ/Marsico Focus ...................................     28,718,436       5,992,180
EQ/Mercury Basic Value Equity ......................     13,848,858      23,404,857
EQ/Mercury International Value .....................     31,533,369      33,268,207
EQ/MFS Emerging Growth Companies ...................      3,065,055      17,378,711
EQ/MFS Investors Trust .............................      1,740,499       2,555,855
EQ/Money Market ....................................     75,277,347     165,815,788
EQ/Putnam Growth and Income Value ..................      3,320,461       6,889,648
EQ/Putnam Voyager ..................................      1,145,567         503,955
EQ/Small Company Index .............................      9,036,613       2,936,441
EQ/Technology ......................................     12,829,898      14,472,906

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

4. Expenses and Related Party Transactions (Concluded)

in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

Equitable Life serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Small/Mid Cap Growth. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (affiliates). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.

5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 2, 2003          Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/International            EQ/Alliance
                     Equity Index Portfolio      International Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       1,832,374                   1,759,898
Value -- Class B     $ 12,975,048                $ 12,975,048
Net Assets before    $ 12,975,048                $ 94,141,424
Net Assets after                                 $107,116,472
--------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                     EQ/MFS Research             EQ/Capital Guardian
                     Portfolio                   Research Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       6,388,240                   6,422,590
Value -- Class B     $ 56,173,510                $ 56,173,510
Net Assets before    $ 56,173,510                $  9,882,395
Net Assets after                                 $ 66,055,905
--------------------------------------------------------------------------------
                     EQ/Alliance Growth          AXA Moderate
                     Investors Portfolio         Allocation Portfolio
--------------------------------------------------------------------------------
Shares -- Class A       1,940,395                   2,089,295
Shares -- Class B      11,383,869                  12,303,746
Value -- Class A     $ 27,211,317                $ 27,211,317
Value -- Class B     $159,130,161                $159,130,161
Net Assets before    $186,341,478                $206,347,210
Net Assets after                                 $392,688,688
--------------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------
 May 2, 2003                Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/Alliance Global          EQ/Alliance International
                           Portfolio                   Portfolio
--------------------------------------------------------------------------------
Shares -- Class A            1,084,954                    1,703,949
Shares -- Class B            6,806,901                   10,907,216
Value -- Class A           $12,888,903                 $ 12,888,903
Value -- Class B           $80,088,505                 $ 80,088,505
Net Assets before merger   $92,977,408                 $ 26,638,494
Net Assets after                                       $119,615,902
--------------------------------------------------------------------------------
 July 12, 2002              Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/AXP New Dimensions       EQ/Capital Guardian U.S.
                           Portfolio                   Equity Portfolio
--------------------------------------------------------------------------------
Shares -- Class B              850,111                      613,092
Value -- Class B           $ 4,918,318                 $  4,918,318
Net Assets before          $ 4,918,318                 $ 20,005,927
Net Assets after                                       $ 24,924,245
--------------------------------------------------------------------------------
                           EQ/AXP Strategy             EQ/Alliance Small
                           Aggressive Portfolio        Cap Growth Portfolio
--------------------------------------------------------------------------------
Shares -- Class B            1,251,476                      390,410
Value -- Class B           $ 3,729,678                 $  3,729,678
Net Assets before          $ 3,729,678                 $ 92,405,796
Net Assets after                                       $ 96,135,474
--------------------------------------------------------------------------------
 April 26, 2002             Removed Portfolio           Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/T. Rowe Price EQ/Mercury International
                           International Portfolio Value Portfolio
--------------------------------------------------------------------------------
Shares -- Class B            5,867,332                    4,709,377
Value -- Class B           $49,833,344                 $ 49,833,344
Net Assets before          $49,833,344                 Not held before the merger
Net Assets after                                       $ 49,833,344
--------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that are selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:


                                                                            Asset-based                    Current     Maximum
                                                          Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                          Expense Risks       Charge          Charge        Charge     Charge
                                                         --------------- ---------------- -------------- ----------- ----------
Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Income Manager .......................................   0.90%           0.25%            --             1.15%       1.15%
Equitable Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Equitable Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
Equitable Accumulator Select issued after
  August 13, 2001 .............................. .....   1.10%           0.35%            0.25%          1.70%       1.70%

The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.

                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction
BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.

Protection Plus                       Annually on each contract date
                                      anniversary.

Charges                                                   Amount deducted                         How deducted
------------------------------------- ------------------------------------------------------ ----------------------
Charges for state premium and other   Varies by state.                                       Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Vary by portfolio                                      Unit value

Annual Administrative charge          Depending on account value a charge of $30 or          Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value      account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     Low -- During the first seven contract years a         Unit liquidation from
                                      charge is deducted from amounts withdrawn
                                      that exceed 15% of account
                                      value. The charge begins at 7% and
                                      declines by 1% each year.

                                      High -- During the first nine contract
                                      years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8%and declines by 1% beginning in the third contract year.

BaseBuilder benefit charge            Low 0.15%                                              Unit liquidation from
                                      High 0.45%                                             account value

Protection Plus                          0.20%                                               Unit liquidation from
                                                                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        -----------  -------------------- ------------ ---------------- ------------
AXA Moderate Allocation(g)(p)
-----------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 44.75             909           $ 40,667          2.21%        18.03%
    2002   1.15% Class A                                  $ 37.91           1,013           $ 38,398          1.51%      (13.51)%
    2001   1.15% Class A                                  $ 43.83             387           $ 16,962          3.81%      ( 5.51)%

AXA Moderate Allocation(g)(p)
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 48.11              --                 --            --        18.54%
           Highest contract charges 1.70% Class B (i)     $ 38.70              --                 --            --        17.10%
           All contract charges                                --           9,104           $370,750          2.21%          --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 40.59              --                 --            --       (13.16)%
           Highest contract charges 1.70% Class B (i)     $ 33.05              --                 --            --       (14.21)%
           All contract charges                                --           9,708           $336,760          1.51%          --
    2001   Lowest contract charges 0.50% Class B (f)      $ 46.74              --                 --            --        (5.28)%
           Highest contract charges 1.70% Class B (i)     $ 38.52              --                 --            --        (1.04)%
           All contract charges                                --           5,678           $229,005          3.81%          --

AXA Premier VIP Aggressive Equity
---------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 51.45             387           $ 19,896            --        36.30 %
    2002   1.15% Class A                                  $ 37.75             453           $ 17,100          0.01%      (29.52)%
    2001   1.15% Class A                                  $ 53.56             576           $ 30,851          0.35%      (25.85)%
    2000   1.15% Class A                                  $ 72.23             705           $ 50,922          0.23%      (14.12)%
    1999   1.15% Class A                                  $ 84.11             854           $ 71,830          0.21%       17.47%

AXA Premier VIP Aggressive Equity
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 56.83              --                 --            --        36.82%
           Highest contract charges 1.70% Class B (i)     $ 45.72              --                 --            --        35.19%
           All contract charges                                --             852           $ 41,722            --           --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 41.54              --                 --            --       (29.22)%
           Highest contract charges 1.70% Class B (i)     $ 33.82              --                 --            --       (30.09)%
           All contract charges                                               901           $ 32,521          0.01%          --
    2001   Lowest contract charges 0.50% Class B (f)      $ 58.69              --                 --            --       (21.78)%
           Highest contract charges 1.70% Class B (i)     $ 48.37              --                 --            --        (3.53)%
           All contract charges                                --           1,104           $ 56,840          0.35%          --
    2000   Lowest contact charges 1.15% Class B           $ 71.48              --                 --            --       (14.33)%
           Highest contract charges 1.60% Class B (a)     $ 66.77              --                 --            --       (14.73)%
           All contract charges                                --           1,174           $ 82,192          0.23%          --
    1999   Lowest contact charges 1.15% Class B           $ 83.44              --                 --            --        17.17%
           Highest contact charges 1.60% Class B (a)      $ 78.30              --                 --            --        16.65%
           All contract charges                                --           1,130           $ 92,922          0.21%          --

AXA Premier VIP Core Bond
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 11.11                --                 --            --         3.26%
           Highest contract charge 1.70% Class B (k)      $ 10.84                --                 --            --         1.98%
           All contract charges                                --             4,850           $ 52,844          3.33%          --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.76                --                 --            --         5.39%
           Highest contract charge 1.70% Class B (k)      $ 10.63                --                 --            --         4.22%
           All contract charges                                --             4,354           $ 46,418          5.86%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
AXA Premier VIP Health Care
---------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.16            --                 --            --           27.48%
           Highest contract charge 1.70% Class B (k)      $  9.91            --                 --            --           25.92%
           All contract charges                                --         1,308           $ 13,030          1.19%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.97            --                 --            --          (19.41)%
           Highest contract charge 1.70% Class B (k)      $  7.87            --                 --            --          (20.42)%
           All contract charges                                --           908           $  7,164            --              --


AXA Premier VIP High Yield
--------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 28.97           131           $  3,797          5.32%          21.47%
    2002   1.15% Class A                                  $ 23.85            93           $  2,218          8.92%          (3.84)%
    2001   1.15% Class A                                  $ 24.80           104           $  2,579         10.45%          (0.20)%
    2000   1.15% Class A                                  $ 24.85            71           $  1,764         10.90%          (9.70)%
    1999   1.15% Class A                                  $ 27.52            99           $  2,724         11.84%          (4.48)%

AXA Premier VIP High Yield
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 31.80            --                 --            --           21.93%
           Highest contract charges 1.70% Class B (i)     $ 25.87            --                 --            --           20.45%
           All contract charges                                --         3,767           $102,272          5.32%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 26.08            --                 --            --           (3.41)%
           Highest contract charges 1.70% Class B (i)     $ 21.48            --                 --            --           (4.58)%
           All contract charges                                --         3,455           $ 77,749          8.92%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 27.00            --                 --            --           (0.04)%
           Highest contract charges 1.70% Class B (i)     $ 22.51            --                 --            --           (1.24)%
           All contract charges                                --         3,435           $ 81,118         10.45%             --
    2000   Lowest contact charges 1.15% Class B           $ 24.59            --                 --            --           (9.93)%
           Highest contract charges 1.60% Class B (a)     $ 23.07            --                 --            --          (10.34)%
           All contract charges                                --         2,776           $ 66,616         10.90%             --
    1999   Lowest contact charges 1.15% Class B           $ 27.30            --                 --            --           (4.71)%
           Highest contact charges 1.60% Class B (a)      $ 25.73            --                 --            --           (5.13)%
           All contract charges                                --         2,638           $ 70,870         11.84%             --

AXA Premier VIP International Equity
------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $ 10.52            --                 --            --           33.72%
           Highest contract charge 1.70% Class B (k)      $ 10.27            --                 --            --           32.02%
           All contract charges                                --         1,417           $ 14,629          0.72%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.87            --                 --            --          (18.61)%
           Highest contract charge 1.70% Class B (k)      $  7.78            --                 --            --          (19.54)%
           All contract charges                                --           945           $  7,369            --              --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  9.83            --                 --            --           27.50%
           Highest contract charge 1.70% Class B (k)      $  9.59            --                 --            --           26.04%
           All contract charges                                --         1,019           $  9,823          0.15%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)       $  7.71            --                 --            --          (22.59)%
           Highest contract charge 1.70% Class B (k)      $  7.61            --                 --            --          (23.59)%
           All contract charges                                --           810           $  6,177          0.36%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
AXA Premier VIP Large Cap Growth
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.90            --                 --            --           30.12%
           Highest contract charge 1.70% Class B (k)    $   8.68            --                 --            --           28.40%
           All contract charges                               --         1,776           $ 15,491            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   6.84            --                 --            --          (30.13)
           Highest contract charge 1.70% Class B (k)    $   6.76            --                 --            --          (30.88)%
           All contract charges                               --         1,317           $  8,928            --              -- %

AXA Premier VIP Large Cap Value
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $ 10.40            --                 --            --           30.33%
           Highest contract charge 1.70% Class B (k)    $ 10.15            --                 --            --           28.81%
           All contract charges                               --        1,563           $ 15,952          2.07%             --

    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   7.98           --                 --            --          (18.82)%
           Highest contract charge 1.70% Class B (k)    $   7.88           --                 --            --          (19.84)%
           All contract charges                               --        1,442           $ 11,400          0.69%             --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.72           --                 --            --           39.52%
           Highest contract charge 1.70% Class B (k)    $   8.52           --                 --            --           37.86%
           All contract charges                               --        2,795           $ 23,920          1.76%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   6.25           --                 --            --          (36.61)%
           Highest contract charge 1.70% Class B (k)    $   6.18           --                 --            --          (37.26)%
           All contract charges                               --        1,766           $ 10,935            --              --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $ 10.40             --                 --            --           39.95%
           Highest contract charge 1.70% Class B (k)    $ 10.15             --                 --            --           38.27%
           All contract charges                               --         2,491           $ 25,413          0.75%             --

    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   7.43            --                 --            --          (23.64)%
           Highest contract charge 1.70% Class B (k)    $   7.34            --                 --            --          (24.49)%
           All contract charges                               --         1,819           $ 13,389            --              --

AXA Premier VIP Technology
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   8.96            --                 --            --           56.92%
           Highest contract charge 1.70% Class B (k)    $   8.74            --                 --            --           54.96%
           All contract charges                               --         1,064           $  9,352          4.93%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charge 0.50% Class B (k)     $   5.71            --                 --            --          (44.02)%
           Highest contract charge 1.70% Class B (k)    $   5.64            --                 --            --          (44.65)%
           All contract charges                               --           344           $  1,941            --              --

EQ/Alliance Common Stock
------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                $ 227.59           498           $113,310          1.34%          48.21%
    2002   1.15% Class A                                $ 153.56           560           $ 85,993          0.05%         (33.94)%
    2001   1.15% Class A                                $ 232.44           748           $173,865          2.20%         (11.55)%
    2000   1.15% Class A                                $ 262.80           893           $234,680          0.49%         (15.01)%
    1999   1.15% Class A                                $ 309.23           993           $307,065          0.57%          23.75%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Common Stock
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 268.33           --                --            --           48.81%
           Highest contract charges 1.70% Class B (i)     $ 191.26           --                --            --           47.02%
           All contract charges                                 --        2,585          $543,840          1.34%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 180.32           --                --            --          (33.67)%
           Highest contract charges 1.70% Class B (i)     $ 130.09           --                --            --          (34.48)%
           All contract charges                                 --        2,775          $395,966          0.05%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 271.84           --                --            --           (9.43)%
           Highest contract charges 1.70% Class B (i)     $ 198.52           --                --            --           (5.22)%
           All contract charges                                 --        3,282          $714,043          2.20%             --
    2000   Lowest contact charges 1.15% Class B           $ 260.00           --                --            --          (15.40)%
           Highest contract charges 1.60% Class B (a)     $ 232.08           --                --            --          (15.61)%
           All contract charges                                 --        3,290          $818,625          0.49%             --
    1999   Lowest contact charges 1.15% Class B           $ 306.70           --                --            --           23.45%
           Highest contact charges 1.60% Class B (a)      $ 275.01           --                --            --           22.89%
           All contract charges                                 --        2,566          $469,676          0.57%             --

EQ/Alliance Growth and Income
------------------------------
           Unit Value 1.15%*

    2003   1.15% Class A                                  $  26.48           2,039          $ 54,010          1.08%          29.23%
    2002   1.15% Class A                                  $  20.49           2,361          $ 48,377          1.16%         (21.98)%
    2001   1.15% Class A                                  $  26.26           2,922          $ 76,732          0.84%          (2.45)%
    2000   1.15% Class A                                  $  26.92           3,126          $ 84,152          0.80%           7.72%
    1999   1.15% Class A                                  $  24.99           3,318          $ 82,917          0.21%          17.32%

EQ/Alliance Growth and Income
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  27.85              --                --            --           29.80%
           Highest contract charges 1.70% Class B (i)     $  24.60              --                --            --           28.18%
           All contract charges                                 --          16,140          $408,824          1.08%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  21.46              --                --            --          (21.68)%
           Highest contract charges 1.70% Class B (i)     $  19.19              --                --            --          (22.60)%
           All contract charges                                 --          17,883          $352,335          1.16%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  27.40              --                --            --            0.51%
           Highest contract charges 1.70% Class B (i)     $  24.79              --                --            --           (4.17)%
           All contract charges                                 --          18,876          $479,870          0.84%             --
    2000   Lowest contact charges 1.15% Class B           $  26.67              --                --            --            7.45%
           Highest contract charges 1.60% Class B (a)     $  25.80              --                --            --            6.92%
           All contract charges                                 --          14,497          $381,166          0.80%             --
    1999   Lowest contact charges 1.15% Class B           $  24.82              --                --            --           16.97%
           Highest contact charges 1.60% Class B (a)      $  24.13              --                --            --           16.48%
           All contract charges                                 --          10,155          $249,965          0.21%             --

EQ/Alliance Intermediate Government Securities
----------------------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $  19.35             460          $  8,893          3.27%           1.20%
    2002   1.15% Class A                                  $  19.12           1,043          $ 19,942          5.01%           7.66%
    2001   1.15% Class A                                  $  17.76             641          $ 11,384          5.10%           6.86%
    2000   1.15% Class A                                  $  16.62             360          $  5,983          6.25%           7.92%
    1999   1.15% Class A                                  $  15.40             451          $  6,945          5.59%          (0.96)%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  20.69              --                --            --            1.61%
           Highest contract charges 1.70% Class B (i)     $  17.72              --                --            --            0.41%
           All contract charges                                 --          11,443          $208,796          3.27%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 20.36         --                --            --           8.06%
           Highest contract charges 1.70% Class B (i)     $ 17.65         --                --            --           6.71%
           All contract charges                                --     15,412          $279,403          5.01%            --
    2001   Lowest contract charges 0.50% Class B (f)      $ 18.84         --                --            --           6.58%
           Highest contract charges 1.70% Class B (i)     $ 16.54         --                --            --           1.56%
           All contract charges                                --      9,927          $168,636          5.10%            --
    2000   Lowest contact charges 1.15% Class B           $ 16.46         --                --            --           7.58%
           Highest contract charges 1.60% Class B (a)     $ 15.75         --                --            --           7.14%
           All contract charges                                --      3,823          $ 61,666          6.25%            --
    1999   Lowest contact charges 1.15% Class B           $ 15.30         --                --            --          (1.23)%
           Highest contact charges 1.60% Class B (a)      $ 14.70         --                --            --          (1.71)%
           All contract charges                                --      2,987          $ 45,110          5.59%            --

EQ/Alliance International (o) (r)
---------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 11.82      1,843          $ 21,775          1.80%         33.86%
    2002   1.15% Class A                                  $  8.83      1,978          $ 17,465            --         (10.90)%
    2001   1.15% Class A                                  $  9.91        816          $  8,087          1.65%        (23.76)%
    2000   1.15% Class A                                  $ 13.00        941          $ 12,233          0.44%        (23.89)%
    1999   1.15% Class A                                  $ 17.08        855          $ 14,603            --          36.20%

EQ/Alliance International (o) (r)
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 12.29         --                --            --          34.47%
           Highest contract charges 1.70% Class B (i)     $ 11.05         --                --            --          32.81%
           All contract charges                                --     11,827          $133,838          1.80%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.14         --                --            --         (10.57)%
           Highest contract charges 1.70% Class B (i)     $  8.32         --                --            --         (11.59)%
           All contract charges                                --     11,380          $ 96,673            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.22         --                --            --         (22.79)%
           Highest contract charges 1.70% Class B (i)     $  9.41         --                --            --          (4.18)%
           All contract charges                                --      2,236          $ 21,452          1.65%            --
    2000   Lowest contact charges 1.15% Class B           $ 12.89         --                --            --         (24.04)%
           Highest contract charges 1.60% Class B (a)     $ 12.56         --                --            --         (24.38)%
           All contract charges                                --      1,968          $ 25,029          0.44%            --
    1999   Lowest contact charges 1.15% Class B           $ 16.97         --                --            --          35.87%
           Highest contact charges 1.60% Class B (a)      $ 16.61         --                --            --          35.25%
           All contract charges                                --      1,043          $ 17,592            --             --

EQ/Alliance Premier Growth
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  6.12          --               --            --          22.65%
           Highest contract charges 1.70% Class B (i)     $  5.78          --               --            --          21.19%
           All contract charges                                --      19,266         $112,705            --             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  4.99          --               --            --         (31.55)%
           Highest contract charges 1.70% Class B (i)     $  4.77          --               --            --         (32.35)%
           All contract charges                                --      21,871         $105,934            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  7.29          --               --            --         (20.70)%
           Highest contract charges 1.70% Class B (i)     $  7.05          --               --            --          (7.60)%
           All contract charges                                --      26,235         $186,351          0.01%            --
    2000   Lowest contact charges 1.15% Class B           $  9.53          --               --            --         (19.31)%
           Highest contract charges 1.60% Class B (a)     $  9.45          --               --            --         (19.71)%
           All contract charges                                --      23,442         $222,289          0.78%            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Alliance Premier Growth
--------------------------
    1999   Lowest contact charges 1.15% Class B           $ 11.81              --                --            --           18.08%
           Highest contact charges 1.60% Class B (a)      $ 11.77              --                --            --           17.72%
           All contract charges                                --           9,208          $108,576          0.71%             --

EQ/Alliance Quality Bond
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 16.96              --                --            --            3.03%
           Highest contract charges 1.70% Class B (k)     $ 14.97              --                --            --            1.77%
           All contract charges                                --           1,523          $ 23,461          2.77%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 16.46              --                --            --            5.92%
           Highest contract charges 1.70% Class B (k)     $ 14.71              --                --            --            4.70%
           All contract charges                                --           1,469          $ 22,156          7.12%             --

EQ/Alliance Small Cap Growth (n)
--------------------------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 14.06             402          $  5,658            --           39.62%
    2002   1.15% Class A                                  $ 10.07             428          $  4,310          0.00%         (30.88)%
    2001   1.15% Class A                                  $ 14.57             497          $  7,241          1.13%         (14.04)%
    2000   1.15% Class A                                  $ 16.95             487          $  8,255            --           12.70%
    1999   1.15% Class A                                  $ 15.04             192          $  2,888            --           26.39%

EQ/Alliance Small Cap Growth (n)
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 14.47              --                --            --           40.21%
           Highest contract charges 1.70% Class B (i)     $ 13.34              --                --            --           38.54%
           All contract charges                                --           8,248          $112,020            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.32              --                --            --          (30.55)%
           Highest contract charges 1.70% Class B (i)     $  9.63              --                --            --          (31.42)%
           All contract charges                                --           8,515          $ 83,261            --              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 14.86              --                --            --           (6.61)%
           Highest contract charges 1.70% Class B (i)     $ 14.04              --                --            --           (1.81)%
           All contract charges                                --           7,897          $112,407          1.13%             --
    2000   Lowest contact charges 1.15% Class B           $ 16.81              --                --            --           12.37%
           Highest contract charges 1.60% Class B (a)     $ 16.53              --                --            --           11.84%
           All contract charges                                --           5,684          $ 94,861            --              --
    1999   Lowest contact charges 1.15% Class B           $ 14.96              --                --            --           26.14%
           Highest contact charges 1.60% Class B (a)      $ 14.78              --                --            --           25.58%
           All contract charges                                --           3,056          $ 45,611            --              --

EQ/Bernstein Diversified Value (h)
----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.56              --                --            --           28.17%
           Highest contract charges 1.70% Class B (i)     $ 12.60              --                --            --           26.51%
           All contract charges                                --          11,483          $147,389          1.34%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.58              --                --            --          (14.05)%
           Highest contract charges 1.70% Class B (i)     $  9.96              --                --            --          (15.09)%
           All contract charges                                --          11,295          $114,230          1.40%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 12.31              --                --            --           (1.89)%
           Highest contract charges 1.70% Class B (i)     $ 11.73              --                --            --           (1.18)%
           All contract charges                                --
                                                                            8,329          $ 99,123          1.45%             --

EQ/Calvert Socially Responsible
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $  8.25              --                --            --           27.31%
           Highest contract charges 1.70% Class B (j)     $  7.82              --                --            --           25.72%
           All contract charges                                --             113          $    897            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Calvert Socially Responsible
-------------------------------
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $  6.48             --                 --            --           (26.78)%
           Highest contract charges 1.70% Class B (j)     $  6.22             --                 --            --           (27.68)%
           All contract charges                                --            105            $   655            --               --
    2001   Lowest contract charges 0.50% Class B (j)      $  8.85             --                 --            --             2.89%
           Highest contract charges 1.70% Class B (j)     $  8.60             --                 --            --             2.48%
           All contract charges                                --             19            $   165            --               --

EQ/Capital Guardian International
---------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  9.92             --                 --            --            31.91%
           Highest contract charges 1.70% Class B (k)     $  9.38             --                 --            --            30.46%
           All contract charges                                --            807            $ 7,656          1.58%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  7.52             --                 --            --           (14.55)%
           Highest contract charges 1.70% Class B (k)     $  7.19             --                 --            --           (15.61)%
           All contract charges                                --            348            $ 2,524          2.20%              --

EQ/Capital Guardian Research (q)
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.76              --                 --            --           30.90%
           Highest contract charges 1.70% Class B (i)     $ 10.16              --                 --            --           29.26%
           All contract charges                                --           7,243            $74,735          0.42%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.22              --                 --            --          (25.07)%
           Highest contract charges 1.70% Class B (i)     $  7.86              --                 --            --          (25.99)%
           All contract charges                                --           7,687            $61,160          0.50%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.97              --                 --            --            0.28%
           Highest contract charges 1.70% Class B (i)     $ 10.62              --                 --            --           (0.52)%
           All contract charges                                --             761            $ 8,134          0.24%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.13              --                 --            --            4.70%
           Highest contract charges 1.60% Class B (a)     $ 11.04              --                 --            --            4.15%
           All contract charges                                --             453            $ 5,016          1.01%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.63              --                 --            --            6.28%
           Highest contact charges 1.60% Class B (a)      $ 10.60              --                 --            --            5.95%
           All contract charges                                --             105            $ 1,115          0.29%             --

EQ/Capital Guardian U.S. Equity (m)
-----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.71              --                 --            --           35.73%
           Highest contract charges 1.70% Class B (i)     $ 10.12              --                 --            --           34.02%
           All contract charges                                --           3,767            $38,585          0.32%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.89              --                 --            --          (24.06)%
           Highest contract charges 1.70% Class B (i)     $  7.55              --                 --            --          (24.96)%
           All contract charges                                --           2,882            $21,951          0.51%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 10.39              --                 --            --            0.29%
           Highest contract charges 1.70% Class B (i)     $ 10.06              --                 --            --           (1.08)%
           All contract charges                                --           1,152            $11,661          0.36%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.54              --                 --            --            2.43%
           Highest contract charges 1.60% Class B (a)     $ 10.46              --                 --            --            1.95%
           All contract charges                                --             602            $ 6,313          1.89%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.29              --                 --            --            2.93%
           Highest contact charges 1.60% Class B (a)      $ 10.26              --                 --            --            2.62%
           All contract charges                                --           165            $ 1,695          0.97%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Emerging Markets Equity
--------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.21           --                 --            --          55.05%
           Highest contract charges 1.70% Class B (i)     $  8.53           --                 --            --          53.42%
           All contract charges                                --        5,023           $ 43,647          0.80%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.94           --                 --            --          (6.31)%
           Highest contract charges 1.70% Class B (i)     $  5.56           --                 --            --          (7.65)%
           All contract charges                                --        5,016           $ 28,360            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  6.34           --                 --            --          (4.62)%
           Highest contract charges 1.70% Class B (i)     $  6.02           --                 --            --          (6.50)%
           All contract charges                                --        4,414           $ 26,903            --             --
    2000   Lowest contact charges 1.15% Class B           $  6.57           --                 --            --         (40.76)%
           Highest contract charges 1.60% Class B (a)     $  6.47           --                 --            --         (41.02)%
           All contract charges                                --        4,227           $ 27,574          8.29%            --
    1999   Lowest contact charges 1.15% Class B           $ 11.09           --                 --            --          93.54%
           Highest contact charges 1.60% Class B (a)      $ 10.97           --                 --            --          92.62%
           All contract charges                                --        2,188           $ 24,187          1.84%            --

EQ/Equity 500 Index (e)
-----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 25.65             --                 --            --          27.21%
           Highest contract charges 1.70% Class B (i)     $ 22.76             --                 --            --          25.68%
           All contract charges                                --          7,083           $166,206          1.27%            --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 20.16             --                 --            --         (22.79)%
           Highest contract charges 1.70% Class B (i)     $ 18.11             --                 --            --         (23.72)%
           All contract charges                                --          7,353           $136,951          0.91%            --
    2001   Lowest contract charges 0.50% Class B (f)      $ 26.11             --                 --            --         (10.08)%
           Highest contract charges 1.70% Class B (i)     $ 23.74             --                 --            --          (3.86)%
           All contract charges                                --          7,629           $185,741          0.83%            --
    2000   Lowest contact charges 1.15% Class B           $ 28.57             --                 --            --         (10.83)%
           Highest contract charges 1.60% Class B (a)     $ 27.69             --                 --            --         (11.24)%
           All contract charges                                --          7,284           $205,209          1.93%            --
    1999   Lowest contact charges 1.15% Class B           $ 32.04             --                 --            --          18.71%
           Highest contact charges 1.35% Class B (a)      $ 31.67             --                 --            --          18.48%
           All contract charges                                --             27           $    859          1.11%            --

EQ/Evergreen Omega
------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.23           --                 --            --          37.40%
           Highest contract charges 1.70% Class B (i)     $  7.75           --                 --            --          35.94%
           All contract charges                                --        1,184           $  9,300            --             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.99           --                 --            --         (24.37)%
           Highest contract charges 1.70% Class B (i)     $  5.70           --                 --            --         (25.40)%
           All contract charges                                --          834           $  4,799            --             --
    2001   Lowest contract charges 0.50% Class B (f)      $  7.92           --                 --            --         (14.95)%
           Highest contract charges 1.70% Class B (i)     $  7.64           --                 --            --          (3.10)%
           All contract charges                                --          537           $  4,131          0.01%            --
    2000   Lowest contact charges 1.15% Class B           $  9.47           --                 --            --         (12.64)%
           Highest contract charges 1.60% Class B (a)     $  9.38           --                 --            --         (13.15)%
           All contract charges                                --          279           $  2,631          0.28%            --
    1999   Lowest contact charges 1.15% Class B           $ 10.84           --                 --            --           8.46%
           Highest contact charges 1.60% Class B (a)      $ 10.80           --                 --            --           7.97%
           All contract charges                                --          191           $  2,067          0.57%            --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/FI Mid Cap
-------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.01            --                --            --           42.80%
           Highest contract charges 1.70% Class B (i)     $  9.62            --                --            --           41.26%
           All contract charges                                --         7,550          $ 73,326            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.01            --                --            --          (18.87)%
           Highest contract charges 1.70% Class B (i)     $  6.81            --                --            --          (19.89)%
           All contract charges                                --         6,335          $ 43,450          0.02%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  8.64            --                --            --          (10.50)%
           Highest contract charges 1.70% Class B (i)     $  8.50            --                --            --           (3.69)%
           All contract charges                                --         3,310          $ 28,214          0.19%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.00            --                --            --            0.05%
           Highest contract charges 1.60% Class B (d)     $  9.99            --                --            --           (0.10)%
           All contract charges                                --           309          $  3,088          0.45%             --

EQ/FI Small/Mid Cap Value
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.12            --                --            --           32.65%
           Highest contract charges 1.70% Class B (i)     $ 12.10            --                --            --           30.94%
           All contract charges                                --        12,192          $150,515          0.37%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.89            --                --            --          (15.18)%
           Highest contract charges 1.70% Class B (i)     $  9.24            --                --            --          (16.15)%
           All contract charges                                --        12,999          $122,134          0.57%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 11.66            --                --            --            6.89%
           Highest contract charges 1.70% Class B (i)     $ 11.02            --                --            --           (2.28)%
           All contract charges                                --         8,376          $ 93,606          0.80%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.00            --                --            --            3.97%
           Highest contract charges 1.60% Class B (a)     $ 10.82            --                --            --            3.52%
           All contract charges                                --         2,995          $ 32,832          0.95%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.58            --                --            --            0.57%
           Highest contact charges 1.60% Class B (a)      $ 10.45            --                --            --            0.17%
           All contract charges                                --         3,249          $ 34,323          0.18%             --

EQ/J.P. Morgan Core Bond
------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 14.19            --                --            --            2.84%
           Highest contract charges 1.70% Class B (k)     $ 13.20            --                --            --            1.62%
           All contract charges                                --         3,606          $ 48,363          3.08%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 13.80            --                --            --            7.56%
           Highest contract charges 1.70% Class B (k)     $ 12.99            --                --            --            6.30%
           All contract charges                                --         3,470          $ 45,666          9.56%             --

EQ/Janus Large Cap Growth
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  5.60
           Highest contract charges 1.70% Class B (i)     $  5.38            --                --            --           25.28%
           All contract charges                                --            --                --            --           23.70%
    2002   Unit Value 0.50% to 1.70%*                                     4,238          $ 22,937            --              --
           Lowest contract charges 0.50% Class B (f)      $  4.47
           Highest contract charges 1.70% Class B (i)     $  4.35            --                --            --          (30.70)%
           All contract charges                                --            --                --            --          (31.50)%
    2001   Lowest contract charges 0.50% Class B (f)      $  6.45         4,684          $ 20,463            --              --
           Highest contract charges 1.70% Class B (i)     $  6.35            --                --            --          (20.01)%
           All contract charges                                --            --                --            --           (5.45)%
                                                                          3,726          $ 23,722          0.01%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Janus Large Cap Growth
-------------------------
    2000   Lowest contact charges 1.15% Class B (d)       $  8.40            --                --            --           (16.00)%
           Highest contract charges 1.60% Class B (d)     $  8.39            --                --            --           (16.13)%
           All contract charges                                --           813          $  6,822          0.29%              --

EQ/Lazard Small Cap Value
-------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 15.15            --                --            --            36.75%
           Highest contract charges 1.70% Class B (k)     $ 14.09            --                --            --            35.07%
           All contract charges                                --         2,435          $ 34,939          1.25%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 11.08            --                --            --           (14.04)%
           Highest contract charges 1.70% Class B (k)     $ 10.43            --                --            --           (15.00)%
           All contract charges                                --         1,821          $ 19,297          0.98%              --

EQ/Marsico Focus
----------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $ 13.06             --                --            --            30.45%
           Highest contract charges 1.70% Class B (j)     $ 12.69             --                --            --            28.83%
           All contract charges                                --          4,335          $ 55,413            --               --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (j)      $ 10.01             --                --            --           (11.96)%
           Highest contract charges 1.70% Class B (j)     $  9.85             --                --            --           (13.06)%
           All contract charges                                --          2,259          $ 22,327          0.07%              --
    2001   Lowest contract charges 0.50% Class B (j)      $ 11.37             --                --            --            13.37%
           Highest contract charges 1.70% Class B (j)     $ 11.33             --                --            --            12.98%
           All contract charges                                --            100          $  1,134            --               --

EQ/Mercury Basic Value Equity
-----------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 19.38            --                --            --            30.58%
           Highest contract charges 1.70% Class B (i)     $ 17.87            --                --            --            28.95%
           All contract charges                                --         9,649          $176,210          0.52%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 14.84            --                --            --           (17.09)%
           Highest contract charges 1.70% Class B (i)     $ 13.86            --                --            --           (18.08)%
           All contract charges                                --        10,203          $143,976          1.11%              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 17.90            --                --            --             6.06%
           Highest contract charges 1.70% Class B (i)     $ 16.92            --                --            --             1.74%
           All contract charges                                --         9,018          $154,914          3.75%              --
    2000   Lowest contact charges 1.15% Class B           $ 16.64            --                --            --            10.49%
           Highest contract charges 1.60% Class B (a)     $ 16.37            --                --            --            10.01%
           All contract charges                                --         5,957          $ 98,545          5.49%              --
    1999   Lowest contact charges 1.15% Class B           $ 15.06            --                --            --            17.56%
           Highest contact charges 1.60% Class B (a)      $ 14.88            --                --            --            17.04%
           All contract charges                                --         4,892          $ 73,439          7.79%              --

EQ/Mercury International Value (I)
----------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 14.90            --                --            --            27.35%
           Highest contract charges 1.70% Class B (k)     $ 13.75            --                --            --            25.92%
           All contract charges                                --         3,627          $ 50,907          2.27%              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 11.70            --                --            --           (15.83)%
           Highest contract charges 1.70% Class B (k)     $ 10.92            --                --            --           (16.83)%
           All contract charges                                --         3,783          $ 42,071          0.97%              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/MFS Emerging Growth Companies
--------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 12.58             --                --            --           28.76%
           Highest contract charges 1.70% Class B (i)     $ 11.60             --                --            --           27.17%
           All contract charges                                --         10,270          $121,717            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  9.77             --                --            --          (34.70)%
           Highest contract charges 1.70% Class B (i)     $  9.12             --                --            --          (35.46)%
           All contract charges                                --         11,520          $107,073            --              --
    2001   Lowest contract charges 0.50% Class B (f)      $ 14.96             --                --            --          (31.09)%
           Highest contract charges 1.70% Class B (i)     $ 14.13             --                --            --          ( 4.17)%
           All contract charges                                --         14,562          $209,039          0.02%             --
    2000   Lowest contact charges 1.15% Class B           $ 22.25             --                --            --          (19.79)%
           Highest contract charges 1.60% Class B (a)     $ 21.88             --                --            --          (20.15)%
           All contract charges                                --         15,137          $334,370          2.00%             --
    1999   Lowest contact charges 1.15% Class B           $ 27.74             --                --            --           71.66%
           Highest contact charges 1.60% Class B (a)      $ 27.40             --                --            --           70.90%
           All contract charges                                --          9,927          $274,327          2.88%             --

EQ/MFS Investors Trust
----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  8.53             --                --            --           21.51%
           Highest contract charges 1.70% Class B (i)     $  8.03             --                --            --           20.03%
           All contract charges                                --          1,959          $ 15,936          0.61%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $  7.02             --                --            --          (21.48)%
           Highest contract charges 1.70% Class B (i)     $  6.69             --                --            --          (22.39)%
           All contract charges                                --          2,068          $ 13,976          0.52%             --
    2001   Lowest contract charges 0.50% Class B (f)      $  8.94             --                --            --          (14.02)%
           Highest contract charges 1.70% Class B (i)     $  8.62             --                --            --           (3.66)%
           All contract charges                                --          2,161          $ 18,760          0.42%             --
    2000   Lowest contact charges 1.15% Class B           $ 10.55             --                --            --           (1.86)%
           Highest contract charges 1.60% Class B (a)     $ 10.45             --                --            --           (2.34)%
           All contract charges                                --          1,746          $ 18,320          0.45%             --
    1999   Lowest contact charges 1.15% Class B           $ 10.75             --                --            --            7.74%
           Highest contact charges 1.60% Class B (a)      $ 10.70             --                --            --            6.98%
           All contract charges                                --            726          $  7,783          0.72%             --

EQ/Money Market
---------------
           Unit Value 1.15%*
    2003   1.15% Class A                                  $ 30.12            444          $ 13,368          0.56%          (0.34)%
    2002   1.15% Class A                                  $ 30.22            863          $ 26,080          1.15%           0.33%
    2001   1.15% Class A                                  $ 30.12            954          $ 28,734          3.96%           2.66%
    2000   1.15% Class A                                  $ 29.34            817          $ 23,971          5.16%           5.01%
    1999   1.15% Class A                                  $ 27.94          1,201          $ 33,556          4.65%           3.79%

EQ/Money Market
---------------
    2003   Unit Value 0.00% to 1.70%*
           Lowest contract charges 0.00% Class B (f)      $ 38.46               --                --            --            0.56%
           Highest contract charges 1.70% Class B (i)     $ 26.17               --                --            --          ( 1.14)%
           All contract charges                                --            5,810          $160,985          0.56%             --
    2002   Unit Value 0.00% to 1.70%*
           Lowest contract charges 0.00% Class B (f)      $ 38.24               --                --            --            1.24%
           Highest contract charges 1.70% Class B (i)     $ 26.47               --                --            --          ( 0.48)%
           All contract charges                                --            8,542          $238,649          1.15%             --
    2001   Lowest contract charges 0.00% Class B (f)      $ 37.77               --                --            --            3.56%
           Highest contract charges 1.70% Class B (i)     $ 26.60               --                --            --            0.21%
           All contract charges                                --            9,646          $269,409          3.96%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Money Market
---------------
    2000   Lowest contact charges 0.00% Class B           $ 36.47              --                 --            --            5.99%
           Highest contract charges 1.60% Class B (a)     $ 26.65              --                 --            --            4.31%
           All contract charges                                --           5,287           $146,877          5.16%             --
    1999   Lowest contact charges 0.00% Class B           $ 34.41              --                 --            --            4.72%
           Highest contact charges 1.60% Class B (a)      $ 25.55              --                 --            --            3.05%
           All contract charges                                --           5,343           $146,629          4.65%             --

EQ/Putnam Growth & Income Value
-------------------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 12.78              --                 --            --           26.16%
           Highest contract charges 1.70% Class B (k)     $ 11.78              --                 --            --           24.66%
           All contract charges                                --           3,611           $ 43,576          1.33%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 10.13              --                 --            --          (19.41)%
           Highest contract charges 1.70% Class B (i)     $  9.45              --                 --            --          (20.46)%
           All contract charges                                --           3,936           $ 37,988          1.31%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 12.57              --                 --            --           (5.97)%
           Highest contract charges 1.70% Class B (i)     $ 11.88              --                 --            --           (4.52)%
           All contract charges                                --           4,173           $ 50,494          0.93%             --
    2000   Lowest contact charges 1.15% Class B           $ 13.24              --                 --            --            5.58%
           Highest contract charges 1.60% Class B (a)     $ 13.02              --                 --            --            5.08%
           All contract charges                                --           3,941           $ 51,930          0.96%             --
    1999   Lowest contact charges 1.15% Class B           $ 12.54              --                 --            --           (2.49)%
           Highest contact charges 1.60% Class B (a)      $ 12.39              --                 --            --           (2.94)%
           All contract charges                                --           4,267           $ 53,363          7.95%             --

EQ/Putnam Voyager
-----------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $ 12.14              --                 --            --           23.38%
           Highest contract charges 1.70% Class B (k)     $ 11.20              --                 --            --           21.87%
           All contract charges                                --             117           $  1,335          0.16%             --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (k)      $  9.84              --                 --            --          (25.85)%
           Highest contract charges 1.70% Class B (k)     $  9.19              --                 --            --          (26.66)%
           All contract charges                                --              52           $    489          0.28%             --

EQ/Small Company Index
----------------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)      $ 13.02              --                 --            --           45.15%
           Highest contract charges 1.70% Class B (i)     $ 12.10              --                 --            --           43.36%
           All contract charges                                --              --           $ 32,226          0.31%             --
    2002   Unit Value 0.50% to 1.70%*                                       2,615
           Lowest contract charges 0.50% Class B (f)      $  8.97              --                 --            --          (21.32)%
           Highest contract charges 1.70% Class B (i)     $  8.44              --                 --            --          (22.29)%
           All contract charges                                --           2,065           $ 17,685          0.55%             --
    2001   Lowest contract charges 0.50% Class B (f)      $ 11.40              --                 --            --            6.23%
           Highest contract charges 1.70% Class B (i)     $ 10.86              --                 --            --            1.92%
           All contract charges                                --           1,820           $ 20,008          0.62%             --
    2000   Lowest contact charges 1.15% Class B           $ 11.01              --                 --            --           (4.43)%
           Highest contract charges 1.60% Class B (a)     $ 10.86              --                 --            --           (4.94)%
           All contract charges                                --           1,511           $ 16,535          7.39%             --
    1999   Lowest contact charges 1.15% Class B           $ 11.52              --                 --            --           19.25%
           Highest contact charges 1.60% Class B (a)      $ 11.42              --                 --            --           18.80%
           All contract charges                                --           1,113           $ 12,790          7.54%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2003

7. Accumulation Unit Values

        (Concluded)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                           Units            Units          Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        --------------------------------- ------------ ---------------- ------------
EQ/Technology
-------------
    2003   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)       $ 4.21           --                --            --           42.71%
           Highest contract charges 1.70% Class B (i)      $ 4.02           --                --            --           41.05%
           All contract charges                                --       10,852           $44,034            --              --
    2002   Unit Value 0.50% to 1.70%*
           Lowest contract charges 0.50% Class B (f)       $ 2.95           --                --            --          (41.00)%
           Highest contract charges 1.70% Class B (i)      $ 2.85           --                --            --          (41.84)%
           All contract charges                                --       11,109           $31,875            --              --
    2001   Lowest contract charges 0.50% Class B (f)       $ 5.00           --                --            --          (18.87)%
           Highest contract charges 1.70% Class B (i)      $ 4.90           --                --            --           (3.10)%
           All contract charges                                --       11,149           $54,838          0.01%             --
    2000   Lowest contact charges 1.15% Class B            $ 6.62           --                --            --          (33.77)%
           Highest contract charges 1.60% Class B (c)      $ 6.60           --                --            --          (33.97)%
           All contract charges                                --        6,316           $41,744            --              --

(a) Units were made available for sale on May 1, 1999.
(b) Units were made available for sale on March 1, 2000.
(c) Units were made available for sale on May 2, 2000.
(d) Units were made available for sale on September 5, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000.
(f) Units were made available for sale on January 2, 2001.
(g) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001 (See Note 5).
(h) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
(i) Units were made available for sale on August 13, 2001.
(j) Units were made available for sale on September 4, 2001.
(k) Units were made available on January 14, 2002.
(l) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002 (See
    Note 5).
(m) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(n) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(o) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(p) A substitution of EQ/Alliance Growth Investors Portfolios for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(q) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (see Note 5).
(r) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS


Report of Independent Auditors............................................   A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2003................   A-3
   Statements of Operations for the Year Ended December 31, 2003..........  A-22
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2003 and 2002..........................................  A-29
   Notes to Financial Statements..........................................  A-41


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Auditors............................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2003 and 2002................   F-2
   Consolidated Statements of Earnings, Years Ended
      December 31, 2003, 2002 and 2001....................................   F-3
   Consolidated Statements of Shareholder's Equity and
      Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001.. F-4 Consolidated Statements of Cash Flows, Years Ended
      December 31, 2003, 2002 and 2001....................................   F-5
   Notes to Consolidated Financial Statements.............................   F-7

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2003 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                   --------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value     $6,783,109       $5,098,515            $8,668,349
Receivable for The Trusts shares sold ............            --               --                    --
Receivable for policy-related transactions .......       410,052          854,076               745,349
                                                      ----------       ----------            ----------
  Total assets ...................................     7,193,161        5,952,591             9,413,698
                                                      ----------       ----------            ----------
Liabilities:
Payable for The Trusts shares purchased ..........       410,052          854,076               745,349
Payable for policy-related transactions ..........            --               --                    --
                                                      ----------       ----------            ----------
  Total liabilities ..............................       410,052          854,076               745,349
                                                      ----------       ----------            ----------
Net Assets .......................................    $6,783,109       $5,098,515            $8,668,349
                                                      ==========       ==========            ==========
Accumulation Units ...............................    $6,664,336       $4,988,569            $8,551,723
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       118,773          109,946               116,626
                                                      ----------       ----------            ----------
Total net assets .................................    $6,783,109       $5,098,515            $8,668,349
                                                      ==========       ==========            ==========
Investments in shares of The Trusts, at cost .....    $6,597,930       $5,092,426            $8,584,867
The Trusts shares held
 Class A .........................................         5,021            5,066                 5,067
 Class B .........................................       597,220          482,631               808,299



                                                     AXA Moderate   AXA Moderate-Plus    AXA Premier VIP
                                                      Allocation        Allocation      Aggressive Equity
                                                    -------------- ------------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value    $653,911,297      $25,886,716        $101,412,272
Receivable for The Trusts shares sold ............             --               --              35,688
Receivable for policy-related transactions .......      1,044,373          234,527                  --
                                                     ------------      -----------        ------------
  Total assets ...................................    654,955,670       26,121,243         101,447,960
                                                     ------------      -----------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........      1,044,369          234,551                  --
Payable for policy-related transactions ..........             --               --              35,690
                                                     ------------      -----------        ------------
  Total liabilities ..............................      1,044,369          234,551              35,690
                                                     ------------      -----------        ------------
Net Assets .......................................   $653,911,301      $25,886,692        $101,412,270
                                                     ============      ===========        ============
Accumulation Units ...............................   $653,816,654      $25,767,676        $101,343,937
Retained by Equitable Life in Separate Account
 No. 49 ..........................................         94,647          119,016              68,333
                                                     ------------      -----------        ------------
Total net assets .................................   $653,911,301      $25,886,692        $101,412,270
                                                     ============      ===========        ============
Investments in shares of The Trusts, at cost .....   $605,205,348      $25,179,675        $121,689,809
The Trusts shares held
 Class A .........................................             --            5,041                  --
 Class B .........................................     44,943,111        2,311,712           4,563,128

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         AXA Premier VIP  AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                            Core Bond       Health Care        High Yield     International Equity
                                                        ---------------- ----------------- ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $516,199,383      $113,832,852      $673,254,459        $117,674,984
Receivable for The Trusts shares sold .................             --                --                --                  --
Receivable for policy-related transactions ............        916,395           122,918         1,134,143             509,655
                                                          ------------      ------------      ------------        ------------
  Total assets ........................................    517,115,778       113,955,770       674,388,602         118,184,639
                                                          ------------      ------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............        916,487           122,765         1,134,149             509,656
Payable for policy-related transactions ...............             --                --                --                  --
                                                          ------------      ------------      ------------        ------------
  Total liabilities ...................................        916,487           122,765         1,134,149             509,656
                                                          ------------      ------------      ------------        ------------
Net Assets ............................................   $516,199,291      $113,833,005      $673,254,453        $117,674,983
                                                          ============      ============      ============        ============
Accumulation Units ....................................   $516,125,121      $113,738,863      $673,177,570        $117,578,529
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         74,170            94,142            76,883              96,454
                                                          ------------      ------------      ------------        ------------
Total net assets ......................................   $516,199,291      $113,833,005      $673,254,453        $117,674,983
                                                          ============      ============      ============        ============
Investments in shares of The Trusts, at cost ..........   $517,108,861      $ 99,213,532      $698,021,748        $ 98,948,658
The Trusts shares held
 Class A ..............................................             --                --                --                  --
 Class B ..............................................     49,600,829        11,197,981       120,334,192          11,122,879



                                                            AXA Premier VIP       AXA Premier VIP   AXA Premier VIP
                                                         Large Cap Core Equity   Large Cap Growth   Large Cap Value
                                                        ----------------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value .....       $102,252,414         $197,135,642       $207,077,110
Receivable for The Trusts shares sold .................                 --                   --                 --
Receivable for policy-related transactions ............            119,671              739,846            461,409
                                                              ------------         ------------       ------------
  Total assets ........................................        102,372,085          197,875,488        207,538,519
                                                              ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............            119,671              739,996            461,259
Payable for policy-related transactions ...............                 --                   --                 --
                                                              ------------         ------------       ------------
  Total liabilities ...................................            119,671              739,996            461,259
                                                              ------------         ------------       ------------
Net Assets ............................................       $102,252,414         $197,135,492       $207,077,260
                                                              ============         ============       ============
Accumulation Units ....................................       $102,131,046         $197,049,588       $206,969,237
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            121,368               85,904            108,023
                                                              ------------         ------------       ------------
Total net assets ......................................       $102,252,414         $197,135,492       $207,077,260
                                                              ============         ============       ============
Investments in shares of The Trusts, at cost ..........       $ 87,086,586         $169,970,248       $176,625,574
The Trusts shares held
 Class A ..............................................                 --                   --                 --
 Class B ..............................................         10,335,909           21,938,431         20,147,469

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                            AXA Premier VIP       AXA Premier VIP     AXA Premier VIP
                                                         Small/Mid Cap Growth   Small/Mid Cap Value      Technology
                                                        ---------------------- --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .....      $246,795,946           $218,475,603        $67,252,330
Receivable for The Trusts shares sold .................                --                     --                 --
Receivable for policy-related transactions ............           626,662                623,823            409,516
                                                             ------------           ------------        -----------
  Total assets ........................................       247,422,608            219,099,426         67,661,846
                                                             ------------           ------------        -----------
Liabilities:
Payable for The Trusts shares purchased ...............           626,667                623,821            409,582
Payable for policy-related transactions ...............                --                     --                 --
                                                             ------------           ------------        -----------
  Total liabilities ...................................           626,667                623,821            409,582
                                                             ------------           ------------        -----------
Net Assets ............................................      $246,795,941           $218,475,605        $67,252,264
                                                             ============           ============        ===========
Accumulation Units ....................................      $246,717,419           $218,393,392        $67,140,542
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            78,522                 82,213            111,722
                                                             ------------           ------------        -----------
Total net assets ......................................      $246,795,941           $218,475,605        $67,252,264
                                                             ============           ============        ===========
Investments in shares of The Trusts, at cost ..........      $205,137,370           $176,368,336        $58,871,070
The Trusts shares held
 Class A ..............................................                --                     --                 --
 Class B ..............................................        28,352,086             20,912,470          7,624,564



                                                            AXA Rosenberg VIT        EQ/Alliance        EQ/Alliance
                                                         Value Long/Short Equity     Common Stock    Growth and Income
                                                        ------------------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value .....          $967,526          $  878,110,740       $427,836,097
Receivable for The Trusts shares sold .................                --                      --                 --
Receivable for policy-related transactions ............             4,448               1,071,128          1,068,502
                                                                 --------          --------------       ------------
  Total assets ........................................           971,974             879,181,868        428,904,599
                                                                 --------          --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............             4,448               1,072,737          1,068,482
Payable for policy-related transactions ...............                --                      --                 --
                                                                 --------          --------------       ------------
  Total liabilities ...................................             4,448               1,072,737          1,068,482
                                                                 --------          --------------       ------------
Net Assets ............................................          $967,526          $  878,109,131       $427,836,117
                                                                 ========          ==============       ============
Accumulation Units ....................................          $966,172          $  877,988,129       $427,792,817
Retained by Equitable Life in Separate Account
 No. 49 ...............................................             1,354                 121,002             43,300
                                                                 --------          --------------       ------------
Total net assets ......................................          $967,526          $  878,109,131       $427,836,117
                                                                 ========          ==============       ============
Investments in shares of The Trusts, at cost ..........          $977,068          $1,047,562,138       $365,577,418
The Trusts shares held
 Class A ..............................................                --                      --                 --
 Class B ..............................................           100,366              57,101,839         25,891,604



                                                          EQ/Alliance
                                                          Intermediate
                                                           Government
                                                           Securities
                                                        ---------------
Assets:
Investment in shares of The Trusts, at fair value .....  $328,235,850
Receivable for The Trusts shares sold .................            --
Receivable for policy-related transactions ............       471,784
                                                         ------------
  Total assets ........................................   328,707,634
                                                         ------------
Liabilities:
Payable for The Trusts shares purchased ...............       471,216
Payable for policy-related transactions ...............            --
                                                         ------------
  Total liabilities ...................................       471,216
                                                         ------------
Net Assets ............................................  $328,236,418
                                                         ============
Accumulation Units ....................................  $328,020,256
Retained by Equitable Life in Separate Account
 No. 49 ...............................................       216,162
                                                         ------------
Total net assets ......................................  $328,236,418
                                                         ============
Investments in shares of The Trusts, at cost ..........  $337,761,786
The Trusts shares held
 Class A ..............................................            --
 Class B ..............................................    32,653,032

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                     EQ/Alliance      EQ/Alliance     EQ/Alliance       EQ/Alliance
                                                    International   Premier Growth   Quality Bond    Small Cap Growth
                                                   --------------- ---------------- --------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value   $233,194,563     $327,944,418    $258,111,099      $334,210,852
Receivable for The Trusts shares sold ............            --               --              --                --
Receivable for policy-related transactions .......       197,117          194,303         215,660           267,821
                                                    ------------     ------------    ------------      ------------
  Total assets ...................................   233,391,680      328,138,721     258,326,759       334,478,673
                                                    ------------     ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       197,118            5,187         215,739           267,818
Payable for policy-related transactions ..........            --               --              --                --
                                                    ------------     ------------    ------------      ------------
  Total liabilities ..............................       197,118            5,187         215,739           267,818
                                                    ------------     ------------    ------------      ------------
Net Assets .......................................  $233,194,562     $328,133,534    $258,111,020      $334,210,855
                                                    ============     ============    ============      ============
Accumulation Units ...............................  $232,934,543     $326,648,781    $258,082,930      $333,931,132
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       260,019        1,484,753          28,090           279,723
                                                    ------------     ------------    ------------      ------------
Total net assets .................................  $233,194,562     $328,133,534    $258,111,020      $334,210,855
                                                    ============     ============    ============      ============
Investments in shares of The Trusts, at cost .....  $195,238,394     $420,813,017    $259,731,520      $325,912,850
The Trusts shares held
 Class A .........................................            --               --              --                --
 Class B .........................................    24,552,862       52,882,939      25,327,032        26,656,256


                                                                         EQ/Calvert    EQ/Capital
                                                       EQ/Bernstein       Socially      Guardian
                                                    Diversified Value   Responsible   International
                                                   ------------------- ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value      $907,923,024     $22,034,408   $324,214,099
Receivable for The Trusts shares sold ............               --              --             --
Receivable for policy-related transactions .......        1,105,326          79,868        453,123
                                                       ------------     -----------   ------------
  Total assets ...................................      909,028,350      22,114,276    324,667,222
                                                       ------------     -----------   ------------
Liabilities:
Payable for The Trusts shares purchased ..........        1,105,355          79,868        453,142
Payable for policy-related transactions ..........               --              --             --
                                                       ------------     -----------   ------------
  Total liabilities ..............................        1,105,355          79,868        453,142
                                                       ------------     -----------   ------------
Net Assets .......................................     $907,922,995     $22,034,408   $324,214,080
                                                       ============     ===========   ============
Accumulation Units ...............................     $907,822,648     $21,924,306   $323,808,568
Retained by Equitable Life in Separate Account
 No. 49 ..........................................          100,347         110,102        405,512
                                                       ------------     -----------   ------------
Total net assets .................................     $907,922,995     $22,034,408   $324,214,080
                                                       ============     ===========   ============
Investments in shares of The Trusts, at cost .....     $791,778,983     $19,165,579   $284,978,988
The Trusts shares held
 Class A .........................................               --              --             --
 Class B .........................................       71,163,053       2,928,844     33,621,447

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                             EQ/Capital           EQ/Capital         EQ/Emerginig
                                                         Guardian Research   Guardian U.S. Equity   Markets Equity
                                                        ------------------- ---------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .....     $562,889,087         $583,374,265        $164,200,906
Receivable for The Trusts shares sold .................               --                   --                  --
Receivable for policy-related transactions ............          173,306              844,706              32,492
                                                            ------------         ------------        ------------
  Total assets ........................................      563,062,393          584,218,971         164,233,398
                                                            ------------         ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............          173,393              844,674              32,492
Payable for policy-related transactions ...............               --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities ...................................          173,393              844,674              32,492
                                                            ------------         ------------        ------------
Net Assets ............................................     $562,889,000         $583,374,297        $164,200,906
                                                            ============         ============        ============
Accumulation Units ....................................     $562,487,993         $583,096,182        $164,082,195
Retained by Equitable Life in Separate Account
 No. 49 ...............................................          401,007              278,115             118,711
                                                            ------------         ------------        ------------
Total net assets ......................................     $562,889,000         $583,374,297        $164,200,906
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost ..........     $472,626,856         $503,377,877        $127,001,669
The Trusts shares held
 Class A ..............................................               --                   --                  --
 Class B ..............................................       52,302,202           55,182,452          20,056,037


                                                         EQ/Equity 500 Index   EQ/Evergreen Omega   EQ/FI Mid Cap
                                                        --------------------- -------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value .....     $1,166,582,700         $79,159,610      $483,405,782
Receivable for The Trusts shares sold .................                 --                  --                --
Receivable for policy-related transactions ............          1,341,922             232,520           984,776
                                                            --------------         -----------      ------------
  Total assets ........................................      1,167,924,622          79,392,130       484,390,558
                                                            --------------         -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ...............          1,347,634             227,208           984,768
Payable for policy-related transactions ...............                 --                  --                --
                                                            --------------         -----------      ------------
  Total liabilities ...................................          1,347,634             227,208           984,768
                                                            --------------         -----------      ------------
Net Assets ............................................     $1,166,576,988         $79,164,922      $483,405,790
                                                            ==============         ===========      ============
Accumulation Units ....................................     $1,166,468,149         $78,211,652      $483,002,193
Retained by Equitable Life in Separate Account
 No. 49 ...............................................            108,839             953,270           403,597
                                                            --------------         -----------      ------------
Total net assets ......................................     $1,166,576,988         $79,164,922      $483,405,790
                                                            ==============         ===========      ============
Investments in shares of The Trusts, at cost ..........     $1,156,844,121         $68,715,827      $389,885,634
The Trusts shares held
 Class A ..............................................                 --                  --                --
 Class B ..............................................         54,827,018           9,437,424        47,636,488


                                                         EQ/FI Small/Mid
                                                            Cap Value
                                                        -----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $441,657,454
Receivable for The Trusts shares sold .................              --
Receivable for policy-related transactions ............         526,614
                                                           ------------
  Total assets ........................................     442,184,068
                                                           ------------
Liabilities:
Payable for The Trusts shares purchased ...............         528,072
Payable for policy-related transactions ...............              --
                                                           ------------
  Total liabilities ...................................         528,072
                                                           ------------
Net Assets ............................................    $441,655,996
                                                           ============
Accumulation Units ....................................    $441,408,486
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         247,510
                                                           ------------
Total net assets ......................................    $441,655,996
                                                           ============
Investments in shares of The Trusts, at cost ..........    $366,680,581
The Trusts shares held
 Class A ..............................................              --
 Class B ..............................................      33,774,725

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                    EQ/J.P. Morgan  EQ/Janus Large   EQ/Lazard Small
                                                      Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                                   --------------- ---------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value   $963,639,969     $156,736,700      $550,184,677      $646,044,296
Receivable for The Trusts shares sold ............            --               --                --                --
Receivable for policy-related transactions .......       496,530          207,219           904,376         1,283,198
                                                    ------------     ------------      ------------      ------------
  Total assets ...................................   964,136,499      156,943,919       551,089,053       647,327,494
                                                    ------------     ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       496,255          207,219           903,883         1,286,607
Payable for policy-related transactions ..........            --               --                --                --
                                                    ------------     ------------      ------------      ------------
  Total liabilities ..............................       496,255          207,219           903,883         1,286,607
                                                    ------------     ------------      ------------      ------------
Net Assets .......................................  $963,640,244     $156,736,700      $550,185,170      $646,040,887
                                                    ============     ============      ============      ============
Accumulation Units ...............................  $963,307,954     $156,360,524      $549,902,102      $646,010,274
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       332,290          376,176           283,068            30,613
                                                    ------------     ------------      ------------      ------------
Total net assets .................................  $963,640,244     $156,736,700      $550,185,170      $646,040,887
                                                    ============     ============      ============      ============
Investments in shares of The Trusts, at cost .....  $965,731,497     $152,610,137      $452,049,336      $558,622,759
The Trusts shares held
 Class A .........................................            --               --                --                --
 Class B .........................................    86,171,890       27,547,383        41,369,212        48,941,548


                                                    EQ/Mercury Basic        EQ/Mercury       EQ/MFS Emerging
                                                      Value Equity     International Value   Growth Companies
                                                   ------------------ --------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value     $466,887,838         $416,239,158        $252,327,426
Receivable for The Trusts shares sold ............              --               23,198             103,355
Receivable for policy-related transactions .......         830,316                   --                  --
                                                      ------------         ------------        ------------
  Total assets ...................................     467,718,154          416,262,356         252,430,781
                                                      ------------         ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........         831,031                   --                  --
Payable for policy-related transactions ..........              --               23,198              99,250
                                                      ------------         ------------        ------------
  Total liabilities ..............................         831,031               23,198              99,250
                                                      ------------         ------------        ------------
Net Assets .......................................    $466,887,123         $416,239,158        $252,331,531
                                                      ============         ============        ============
Accumulation Units ...............................    $466,738,637         $415,925,188        $252,025,167
Retained by Equitable Life in Separate Account
 No. 49 ..........................................         148,486              313,970             306,364
                                                      ------------         ------------        ------------
Total net assets .................................    $466,887,123         $416,239,158        $252,331,531
                                                      ============         ============        ============
Investments in shares of The Trusts, at cost .....    $397,148,052         $419,946,715        $311,557,293
The Trusts shares held
 Class A .........................................              --                   --                  --
 Class B .........................................      31,680,959           38,313,031          21,683,600

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003


                                                         EQ/MFS                               EQ/Putnam           EQ/Putnam
                                                    Investors Trust   EQ/Money Market   Growth & Income Value      Voyager
                                                   ----------------- ----------------- ----------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $267,108,265      $588,112,551         $472,150,957       $255,042,767
Receivable for The Trusts shares sold ............              --                --                   --            116,704
Receivable for policy-related transactions .......         227,226         1,405,864               26,251                 --
                                                      ------------      ------------         ------------       ------------
  Total assets ...................................     267,335,491       589,518,415          472,177,208        255,159,471
                                                      ------------      ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..........         255,668         1,578,570               26,252                 --
Payable for policy-related transactions ..........              --                --                   --            116,704
                                                      ------------      ------------         ------------       ------------
  Total liabilities ..............................         255,668         1,578,570               26,252            116,704
                                                      ------------      ------------         ------------       ------------
Net Assets .......................................    $267,079,823      $587,939,845         $472,150,956       $255,042,767
                                                      ============      ============         ============       ============
Accumulation Units ...............................    $266,997,571      $587,929,052         $471,766,228       $254,403,865
Retained by Equitable Life in Separate Account
 No. 49 ..........................................          82,252            10,793              384,728            638,902
                                                      ------------      ------------         ------------       ------------
Total net assets .................................    $267,079,823      $587,939,845         $472,150,956       $255,042,767
                                                      ============      ============         ============       ============
Investments in shares of The Trusts, at cost .....    $281,262,145      $591,877,761         $469,952,920       $301,739,752
The Trusts shares held
 Class A .........................................              --                --                   --                 --
 Class B .........................................      31,246,937        57,034,215           41,943,963         21,493,543


                                                       EQ/Small
                                                    Company Index   EQ/Technology   U.S. Real Estate
                                                   --------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $240,254,902    $120,848,794       $2,060,885
Receivable for The Trusts shares sold ............            --              --               --
Receivable for policy-related transactions .......       462,864         233,835          172,535
                                                    ------------    ------------       ----------
  Total assets ...................................   240,717,766     121,082,629        2,233,420
                                                    ------------    ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ..........       462,864         233,835          172,535
Payable for policy-related transactions ..........            --              --               --
                                                    ------------    ------------       ----------
  Total liabilities ..............................       462,864         233,835          172,535
                                                    ------------    ------------       ----------
Net Assets .......................................  $240,254,902    $120,848,794       $2,060,885
                                                    ============    ============       ==========
Accumulation Units ...............................  $239,728,244    $120,700,351       $2,058,301
Retained by Equitable Life in Separate Account
 No. 49 ..........................................       526,658         148,443            2,584
                                                    ------------    ------------       ----------
Total net assets .................................  $240,254,902    $120,848,794       $2,060,885
                                                    ============    ============       ==========
Investments in shares of The Trusts, at cost .....  $199,420,576    $113,561,100       $2,010,330
The Trusts shares held
 Class A .........................................            --             461          132,618
 Class B .........................................    22,956,093      28,197,887               --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class B 1.25%           $ 10.68                     186
AXA Aggressive Allocation ..................     Class B 1.50%           $ 10.67                     212
AXA Aggressive Allocation ..................     Class B 1.65%           $ 10.66                     195
AXA Aggressive Allocation ..................     Class B 1.70%           $ 10.66                      32

AXA Conservative Allocation ................     Class B 1.25%           $ 10.32                     153
AXA Conservative Allocation ................     Class B 1.50%           $ 10.31                     213
AXA Conservative Allocation ................     Class B 1.65%           $ 10.31                     116
AXA Conservative Allocation ................     Class B 1.70%           $ 10.30                       1

AXA Conservative-Plus Allocation ...........     Class B 1.25%           $ 10.42                      78
AXA Conservative-Plus Allocation ...........     Class B 1.50%           $ 10.41                     444
AXA Conservative-Plus Allocation ...........     Class B 1.65%           $ 10.41                     215
AXA Conservative-Plus Allocation ...........     Class B 1.70%           $ 10.41                      84

AXA Moderate Allocation ....................     Class B 0.50%           $ 48.11                      --
AXA Moderate Allocation ....................     Class B 0.95%           $ 44.36                       3
AXA Moderate Allocation ....................     Class B 1.20%           $ 42.39                   4,208
AXA Moderate Allocation ....................     Class B 1.25%           $ 10.52                   1,082
AXA Moderate Allocation ....................     Class B 1.35%           $ 41.25                     732
AXA Moderate Allocation ....................     Class B 1.40%           $ 40.88                   6,360
AXA Moderate Allocation ....................     Class B 1.50%           $ 10.51                   2,029
AXA Moderate Allocation ....................     Class B 1.55%           $ 39.77                     461
AXA Moderate Allocation ....................     Class B 1.60%           $ 39.41                   2,733
AXA Moderate Allocation ....................     Class B 1.65%           $ 10.51                     970
AXA Moderate Allocation ....................     Class B 1.70%           $ 38.70                     383
AXA Moderate Allocation ....................     Class B 1.80%           $ 38.00                      25
AXA Moderate Allocation ....................     Class B 1.90%           $ 37.31                      11

AXA Moderate-Plus Allocation ...............     Class B 1.25%           $ 10.68                     815
AXA Moderate-Plus Allocation ...............     Class B 1.50%           $ 10.67                     994
AXA Moderate-Plus Allocation ...............     Class B 1.65%           $ 10.67                     560
AXA Moderate-Plus Allocation ...............     Class B 1.70%           $ 10.66                      46

AXA Premier VIP Aggressive Equity ..........     Class B 0.50%           $ 56.83                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.95%           $ 52.40                       1
AXA Premier VIP Aggressive Equity ..........     Class B 1.20%           $ 50.07                     265
AXA Premier VIP Aggressive Equity ..........     Class B 1.25%           $ 10.68                      14
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%           $ 48.73                     812
AXA Premier VIP Aggressive Equity ..........     Class B 1.40%           $ 48.29                     352
AXA Premier VIP Aggressive Equity ..........     Class B 1.50%           $ 10.67                      70
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%           $ 46.99                     211
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%           $ 46.56                     429
AXA Premier VIP Aggressive Equity ..........     Class B 1.65%           $ 10.66                      15
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%           $ 45.72                      10
AXA Premier VIP Aggressive Equity ..........     Class B 1.80%           $ 44.89                       1
AXA Premier VIP Aggressive Equity ..........     Class B 1.90%           $ 44.08                      --

AXA Premier VIP Core Bond ..................     Class B 0.50%           $ 11.11                      --
AXA Premier VIP Core Bond ..................     Class B 0.95%           $ 11.01                      --
AXA Premier VIP Core Bond ..................     Class B 1.20%           $ 10.96                  12,153
AXA Premier VIP Core Bond ..................     Class B 1.25%           $ 10.18                     202
AXA Premier VIP Core Bond ..................     Class B 1.35%           $ 10.92                   1,187
AXA Premier VIP Core Bond ..................     Class B 1.40%           $ 10.91                  21,868
AXA Premier VIP Core Bond ..................     Class B 1.50%           $ 10.17                     446
AXA Premier VIP Core Bond ..................     Class B 1.55%           $ 10.88                   1,625
AXA Premier VIP Core Bond ..................     Class B 1.60%           $ 10.87                   8,217

   The accompanying notes are an integral part of these financial statements.
                                      A-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Core Bond .....................     Class B 1.65%           $ 10.16                     301
AXA Premier VIP Core Bond .....................     Class B 1.70%           $ 10.84                   1,202
AXA Premier VIP Core Bond .....................     Class B 1.80%           $ 10.82                     146
AXA Premier VIP Core Bond .....................     Class B 1.90%           $ 10.80                      18

AXA Premier VIP Health Care ...................     Class B 0.50%           $ 10.16                      --
AXA Premier VIP Health Care ...................     Class B 0.95%           $ 10.06                      --
AXA Premier VIP Health Care ...................     Class B 1.20%           $ 10.01                   3,394
AXA Premier VIP Health Care ...................     Class B 1.25%           $ 10.60                      79
AXA Premier VIP Health Care ...................     Class B 1.35%           $  9.98                     383
AXA Premier VIP Health Care ...................     Class B 1.40%           $  9.97                   5,004
AXA Premier VIP Health Care ...................     Class B 1.50%           $ 10.59                     124
AXA Premier VIP Health Care ...................     Class B 1.55%           $  9.94                     375
AXA Premier VIP Health Care ...................     Class B 1.60%           $  9.93                   1,758
AXA Premier VIP Health Care ...................     Class B 1.65%           $ 10.59                      86
AXA Premier VIP Health Care ...................     Class B 1.70%           $  9.91                     143
AXA Premier VIP Health Care ...................     Class B 1.80%           $  9.89                      32
AXA Premier VIP Health Care ...................     Class B 1.90%           $  9.87                       3

AXA Premier VIP High Yield ....................     Class B 0.50%           $ 31.80                      --
AXA Premier VIP High Yield ....................     Class B 0.95%           $ 29.44                      11
AXA Premier VIP High Yield ....................     Class B 1.20%           $ 28.20                   4,511
AXA Premier VIP High Yield ....................     Class B 1.25%           $ 10.60                     371
AXA Premier VIP High Yield ....................     Class B 1.35%           $ 27.48                   3,959
AXA Premier VIP High Yield ....................     Class B 1.40%           $ 27.25                   7,467
AXA Premier VIP High Yield ....................     Class B 1.50%           $ 10.59                     712
AXA Premier VIP High Yield ....................     Class B 1.55%           $ 26.55                   2,218
AXA Premier VIP High Yield ....................     Class B 1.60%           $ 26.32                   5,467
AXA Premier VIP High Yield ....................     Class B 1.65%           $ 10.59                     281
AXA Premier VIP High Yield ....................     Class B 1.70%           $ 25.87                     557
AXA Premier VIP High Yield ....................     Class B 1.80%           $ 25.43                      57
AXA Premier VIP High Yield ....................     Class B 1.90%           $ 24.99                      11

AXA Premier VIP International Equity ..........     Class B 0.50%           $ 10.52                      --
AXA Premier VIP International Equity ..........     Class B 0.95%           $ 10.43                       3
AXA Premier VIP International Equity ..........     Class B 1.20%           $ 10.38                   3,008
AXA Premier VIP International Equity ..........     Class B 1.25%           $ 11.25                      68
AXA Premier VIP International Equity ..........     Class B 1.35%           $ 10.34                     494
AXA Premier VIP International Equity ..........     Class B 1.40%           $ 10.33                   5,137
AXA Premier VIP International Equity ..........     Class B 1.50%           $ 11.24                     191
AXA Premier VIP International Equity ..........     Class B 1.55%           $ 10.30                     323
AXA Premier VIP International Equity ..........     Class B 1.60%           $ 10.29                   1,684
AXA Premier VIP International Equity ..........     Class B 1.65%           $ 11.23                      65
AXA Premier VIP International Equity ..........     Class B 1.70%           $ 10.27                     360
AXA Premier VIP International Equity ..........     Class B 1.80%           $ 10.25                       7
AXA Premier VIP International Equity ..........     Class B 1.90%           $ 10.23                       6

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%           $  9.83                      --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%           $  9.74                       9
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%           $  9.69                   2,952
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%           $ 10.59                      26
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%           $  9.66                     248
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%           $  9.65                   4,778
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%           $ 10.58                     108
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%           $  9.62                     296
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%           $  9.61                   1,850

   The accompanying notes are an integral part of these financial statements.
                                      A-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%           $ 10.58                      19
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%           $  9.59                     238
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%           $  9.57                      28
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%           $  9.55                      15

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%           $  8.90                      --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%           $  8.82                      --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%           $  8.77                   5,953
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%           $ 10.47                     113
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%           $  8.74                     802
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%           $  8.74                   9,505
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%           $ 10.46                     136
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%           $  8.71                     759
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%           $  8.70                   4,258
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%           $ 10.45                      59
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%           $  8.68                     792
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%           $  8.67                      83
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%           $  8.65                      36

AXA Premier VIP Large Cap Value ...............     Class B 0.50%           $ 10.40                      --
AXA Premier VIP Large Cap Value ...............     Class B 0.95%           $ 10.31                       1
AXA Premier VIP Large Cap Value ...............     Class B 1.20%           $ 10.26                   5,210
AXA Premier VIP Large Cap Value ...............     Class B 1.25%           $ 11.08                     106
AXA Premier VIP Large Cap Value ...............     Class B 1.35%           $ 10.23                     698
AXA Premier VIP Large Cap Value ...............     Class B 1.40%           $ 10.22                   8,731
AXA Premier VIP Large Cap Value ...............     Class B 1.50%           $ 11.07                     116
AXA Premier VIP Large Cap Value ...............     Class B 1.55%           $ 10.18                     635
AXA Premier VIP Large Cap Value ...............     Class B 1.60%           $ 10.17                   3,848
AXA Premier VIP Large Cap Value ...............     Class B 1.65%           $ 11.07                      59
AXA Premier VIP Large Cap Value ...............     Class B 1.70%           $ 10.15                     726
AXA Premier VIP Large Cap Value ...............     Class B 1.80%           $ 10.13                      81
AXA Premier VIP Large Cap Value ...............     Class B 1.90%           $ 10.11                      28

AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.50%           $  8.72                      --
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 0.95%           $  8.65                       3
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.20%           $  8.60                   7,657
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.25%           $ 10.54                     142
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.35%           $  8.58                   1,104
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.40%           $  8.57                  12,264
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.50%           $ 10.53                     274
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.55%           $  8.54                     720
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.60%           $  8.53                   5,628
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.65%           $ 10.53                      97
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.70%           $  8.52                     731
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.80%           $  8.50                      28
AXA Premier VIP Small/Mid Cap Growth ..........     Class B 1.90%           $  8.48                      30

AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.50%           $ 10.40                      --
AXA Premier VIP Small/Mid Cap Value ...........     Class B 0.95%           $ 10.30                       5
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.20%           $ 10.25                   5,443
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.25%           $ 11.01                     126
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.35%           $ 10.22                     820
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.40%           $ 10.21                   9,465
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.50%           $ 11.00                     288
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.55%           $ 10.18                     545
AXA Premier VIP Small/Mid Cap Value ...........     Class B 1.60%           $ 10.17                   3,927

   The accompanying notes are an integral part of these financial statements.
                                      A-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.65%          $  10.99                     103
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.70%          $  10.15                     560
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.80%          $  10.13                      42
AXA Premier VIP Small/Mid Cap Value ....................     Class B 1.90%          $  10.11                      23

AXA Premier VIP Technology .............................     Class B 0.50%          $   8.96                      --
AXA Premier VIP Technology .............................     Class B 0.95%          $   8.88                      --
AXA Premier VIP Technology .............................     Class B 1.20%          $   8.83                   1,530
AXA Premier VIP Technology .............................     Class B 1.25%          $  10.32                      57
AXA Premier VIP Technology .............................     Class B 1.35%          $   8.81                     571
AXA Premier VIP Technology .............................     Class B 1.40%          $   8.80                   3,799
AXA Premier VIP Technology .............................     Class B 1.50%          $  10.31                     103
AXA Premier VIP Technology .............................     Class B 1.55%          $   8.77                     278
AXA Premier VIP Technology .............................     Class B 1.60%          $   8.76                   1,117
AXA Premier VIP Technology .............................     Class B 1.65%          $  10.31                      35
AXA Premier VIP Technology .............................     Class B 1.70%          $   8.74                      98
AXA Premier VIP Technology .............................     Class B 1.80%          $   8.73                       5
AXA Premier VIP Technology .............................     Class B 1.90%          $   8.71                       4

AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.25%          $  10.17                      19
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.50%          $  10.16                      32
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.65%          $  10.16                      43
AXA Rosenberg VIT Value Long/Short Equity ..............     Class B 1.70%          $  10.16                       1

EQ/Alliance Common Stock ...............................     Class B 0.50%          $ 268.33                      --
EQ/Alliance Common Stock ...............................     Class B 0.95%          $ 236.45                       2
EQ/Alliance Common Stock ...............................     Class B 1.20%          $ 220.33                     548
EQ/Alliance Common Stock ...............................     Class B 1.25%          $  10.94                     307
EQ/Alliance Common Stock ...............................     Class B 1.35%          $ 211.19                   1,588
EQ/Alliance Common Stock ...............................     Class B 1.40%          $ 208.22                     814
EQ/Alliance Common Stock ...............................     Class B 1.50%          $  10.93                     698
EQ/Alliance Common Stock ...............................     Class B 1.55%          $ 199.56                     484
EQ/Alliance Common Stock ...............................     Class B 1.60%          $ 196.75                     689
EQ/Alliance Common Stock ...............................     Class B 1.65%          $  10.92                     158
EQ/Alliance Common Stock ...............................     Class B 1.70%          $ 191.26                      29
EQ/Alliance Common Stock ...............................     Class B 1.80%          $ 185.90                       5
EQ/Alliance Common Stock ...............................     Class B 1.90%          $ 180.69                       3

EQ/Alliance Growth and Income ..........................     Class B 0.50%          $  27.85                      --
EQ/Alliance Growth and Income ..........................     Class B 0.95%          $  26.59                       2
EQ/Alliance Growth and Income ..........................     Class B 1.20%          $  25.91                   5,046
EQ/Alliance Growth and Income ..........................     Class B 1.25%          $  10.93                     209
EQ/Alliance Growth and Income ..........................     Class B 1.35%          $  25.51                     776
EQ/Alliance Growth and Income ..........................     Class B 1.40%          $  25.38                   6,681
EQ/Alliance Growth and Income ..........................     Class B 1.50%          $  10.93                     451
EQ/Alliance Growth and Income ..........................     Class B 1.55%          $  24.98                     535
EQ/Alliance Growth and Income ..........................     Class B 1.60%          $  24.85                   3,014
EQ/Alliance Growth and Income ..........................     Class B 1.65%          $  10.92                     127
EQ/Alliance Growth and Income ..........................     Class B 1.70%          $  24.60                     371
EQ/Alliance Growth and Income ..........................     Class B 1.80%          $  24.34                      57
EQ/Alliance Growth and Income ..........................     Class B 1.90%          $  24.09                      11

EQ/Alliance Intermediate Government Securities .........     Class B 0.50%          $  20.69                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%          $  19.53                       7
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%          $  18.91                   4,619
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%          $  10.10                     119
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%          $  18.54                   1,651

   The accompanying notes are an integral part of these financial statements.
                                      A-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%           $ 18.42                   6,022
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%           $ 10.10                     216
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%           $ 18.07                   1,357
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%           $ 17.95                   3,448
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%           $ 10.09                      69
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%           $ 17.72                     458
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%           $ 17.49                      18
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%           $ 17.27                       3

EQ/Alliance International ..............................     Class B 0.50%           $ 12.29                      --
EQ/Alliance International ..............................     Class B 0.95%           $ 11.81                       8
EQ/Alliance International ..............................     Class B 1.20%           $ 11.55                   5,125
EQ/Alliance International ..............................     Class B 1.25%           $ 11.20                      93
EQ/Alliance International ..............................     Class B 1.35%           $ 11.40                   2,639
EQ/Alliance International ..............................     Class B 1.40%           $ 11.35                   6,792
EQ/Alliance International ..............................     Class B 1.50%           $ 11.19                     147
EQ/Alliance International ..............................     Class B 1.55%           $ 11.20                   1,052
EQ/Alliance International ..............................     Class B 1.60%           $ 11.15                   4,026
EQ/Alliance International ..............................     Class B 1.65%           $ 11.19                      66
EQ/Alliance International ..............................     Class B 1.70%           $ 11.05                     530
EQ/Alliance International ..............................     Class B 1.80%           $ 10.95                      30
EQ/Alliance International ..............................     Class B 1.90%           $ 10.86                      14

EQ/Alliance Premier Growth .............................     Class B 0.50%           $  6.12                      --
EQ/Alliance Premier Growth .............................     Class B 0.95%           $  5.99                      93
EQ/Alliance Premier Growth .............................     Class B 1.20%           $  5.92                   5,986
EQ/Alliance Premier Growth .............................     Class B 1.25%           $ 10.36                      60
EQ/Alliance Premier Growth .............................     Class B 1.35%           $  5.88                  10,777
EQ/Alliance Premier Growth .............................     Class B 1.40%           $  5.86                   8,430
EQ/Alliance Premier Growth .............................     Class B 1.50%           $ 10.35                      80
EQ/Alliance Premier Growth .............................     Class B 1.55%           $  5.82                  11,828
EQ/Alliance Premier Growth .............................     Class B 1.60%           $  5.81                  17,115
EQ/Alliance Premier Growth .............................     Class B 1.65%           $ 10.34                      44
EQ/Alliance Premier Growth .............................     Class B 1.70%           $  5.78                     856
EQ/Alliance Premier Growth .............................     Class B 1.80%           $  5.75                     370
EQ/Alliance Premier Growth .............................     Class B 1.90%           $  5.73                     111

EQ/Alliance Quality Bond ...............................     Class B 0.50%           $ 16.96                      --
EQ/Alliance Quality Bond ...............................     Class B 0.95%           $ 16.19                       3
EQ/Alliance Quality Bond ...............................     Class B 1.20%           $ 15.77                   4,326
EQ/Alliance Quality Bond ...............................     Class B 1.25%           $ 10.21                      84
EQ/Alliance Quality Bond ...............................     Class B 1.35%           $ 15.53                     631
EQ/Alliance Quality Bond ...............................     Class B 1.40%           $ 15.45                   7,296
EQ/Alliance Quality Bond ...............................     Class B 1.50%           $ 10.20                     207
EQ/Alliance Quality Bond ...............................     Class B 1.55%           $ 15.21                     519
EQ/Alliance Quality Bond ...............................     Class B 1.60%           $ 15.13                   3,122
EQ/Alliance Quality Bond ...............................     Class B 1.65%           $ 10.20                      95
EQ/Alliance Quality Bond ...............................     Class B 1.70%           $ 14.97                     512
EQ/Alliance Quality Bond ...............................     Class B 1.80%           $ 14.82                      12
EQ/Alliance Quality Bond ...............................     Class B 1.90%           $ 14.67                      25

EQ/Alliance Small Cap Growth ...........................     Class B 0.50%           $ 14.47                      --
EQ/Alliance Small Cap Growth ...........................     Class B 0.95%           $ 14.04                      30
EQ/Alliance Small Cap Growth ...........................     Class B 1.20%           $ 13.80                   4,091
EQ/Alliance Small Cap Growth ...........................     Class B 1.25%           $ 10.77                     109
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%           $ 13.66                   6,324

   The accompanying notes are an integral part of these financial statements.
                                      A-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Alliance Small Cap Growth ..............     Class B 1.40%           $ 13.61                   5,936
EQ/Alliance Small Cap Growth ..............     Class B 1.50%           $ 10.76                     157
EQ/Alliance Small Cap Growth ..............     Class B 1.55%           $ 13.48                   2,809
EQ/Alliance Small Cap Growth ..............     Class B 1.60%           $ 13.43                   4,534
EQ/Alliance Small Cap Growth ..............     Class B 1.65%           $ 10.75                      81
EQ/Alliance Small Cap Growth ..............     Class B 1.70%           $ 13.34                     478
EQ/Alliance Small Cap Growth ..............     Class B 1.80%           $ 13.25                      48
EQ/Alliance Small Cap Growth ..............     Class B 1.90%           $ 13.16                      25

EQ/Bernstein Diversified Value ............     Class B 0.50%           $ 13.56                      --
EQ/Bernstein Diversified Value ............     Class B 0.95%           $ 13.19                      38
EQ/Bernstein Diversified Value ............     Class B 1.20%           $ 12.99                  14,531
EQ/Bernstein Diversified Value ............     Class B 1.25%           $ 10.95                     329
EQ/Bernstein Diversified Value ............     Class B 1.35%           $ 12.88                  10,036
EQ/Bernstein Diversified Value ............     Class B 1.40%           $ 12.84                  21,328
EQ/Bernstein Diversified Value ............     Class B 1.50%           $ 10.94                     544
EQ/Bernstein Diversified Value ............     Class B 1.55%           $ 12.72                   6,106
EQ/Bernstein Diversified Value ............     Class B 1.60%           $ 12.68                  15,959
EQ/Bernstein Diversified Value ............     Class B 1.65%           $ 10.93                     310
EQ/Bernstein Diversified Value ............     Class B 1.70%           $ 12.60                   1,481
EQ/Bernstein Diversified Value ............     Class B 1.80%           $ 12.53                     245
EQ/Bernstein Diversified Value ............     Class B 1.90%           $ 12.45                      66

EQ/Calvert Socially Responsible ...........     Class B 0.50%           $  8.25                      --
EQ/Calvert Socially Responsible ...........     Class B 0.95%           $  8.09                      --
EQ/Calvert Socially Responsible ...........     Class B 1.20%           $  8.00                     744
EQ/Calvert Socially Responsible ...........     Class B 1.25%           $ 10.50                      17
EQ/Calvert Socially Responsible ...........     Class B 1.35%           $  7.94                     189
EQ/Calvert Socially Responsible ...........     Class B 1.40%           $  7.93                     964
EQ/Calvert Socially Responsible ...........     Class B 1.50%           $ 10.49                       6
EQ/Calvert Socially Responsible ...........     Class B 1.55%           $  7.87                     101
EQ/Calvert Socially Responsible ...........     Class B 1.60%           $  7.86                     478
EQ/Calvert Socially Responsible ...........     Class B 1.65%           $ 10.49                       5
EQ/Calvert Socially Responsible ...........     Class B 1.70%           $  7.82                     249
EQ/Calvert Socially Responsible ...........     Class B 1.80%           $  7.79                       3
EQ/Calvert Socially Responsible ...........     Class B 1.90%           $  7.75                      --

EQ/Capital Guardian International .........     Class B 0.50%           $  9.92                      --
EQ/Capital Guardian International .........     Class B 0.95%           $  9.71                      39
EQ/Capital Guardian International .........     Class B 1.20%           $  9.60                   6,516
EQ/Capital Guardian International .........     Class B 1.25%           $ 11.19                     150
EQ/Capital Guardian International .........     Class B 1.35%           $  9.53                   3,761
EQ/Capital Guardian International .........     Class B 1.40%           $  9.51                   8,648
EQ/Capital Guardian International .........     Class B 1.50%           $ 11.18                     181
EQ/Capital Guardian International .........     Class B 1.55%           $  9.44                   2,832
EQ/Capital Guardian International .........     Class B 1.60%           $  9.42                  10,611
EQ/Capital Guardian International .........     Class B 1.65%           $ 11.17                     178
EQ/Capital Guardian International .........     Class B 1.70%           $  9.38                   1,026
EQ/Capital Guardian International .........     Class B 1.80%           $  9.33                      47
EQ/Capital Guardian International .........     Class B 1.90%           $  9.29                      36

EQ/Capital Guardian Research ..............     Class B 0.50%           $ 10.76                      --
EQ/Capital Guardian Research ..............     Class B 0.95%           $ 10.53                      66
EQ/Capital Guardian Research ..............     Class B 1.20%           $ 10.41                   7,741
EQ/Capital Guardian Research ..............     Class B 1.25%           $ 10.73                     154
EQ/Capital Guardian Research ..............     Class B 1.35%           $ 10.33                  17,536

   The accompanying notes are an integral part of these financial statements.
                                      A-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Capital Guardian Research ............     Class B 1.40%           $ 10.30                   8,367
EQ/Capital Guardian Research ............     Class B 1.50%           $ 10.72                     143
EQ/Capital Guardian Research ............     Class B 1.55%           $ 10.23                   6,957
EQ/Capital Guardian Research ............     Class B 1.60%           $ 10.21                  12,682
EQ/Capital Guardian Research ............     Class B 1.65%           $ 10.72                      86
EQ/Capital Guardian Research ............     Class B 1.70%           $ 10.16                     776
EQ/Capital Guardian Research ............     Class B 1.80%           $ 10.11                      79
EQ/Capital Guardian Research ............     Class B 1.90%           $ 10.07                      35

EQ/Capital Guardian U.S. Equity .........     Class B 0.50%           $ 10.71                      --
EQ/Capital Guardian U.S. Equity .........     Class B 0.95%           $ 10.48                      34
EQ/Capital Guardian U.S. Equity .........     Class B 1.20%           $ 10.36                  13,433
EQ/Capital Guardian U.S. Equity .........     Class B 1.25%           $ 10.80                     338
EQ/Capital Guardian U.S. Equity .........     Class B 1.35%           $ 10.29                   6,120
EQ/Capital Guardian U.S. Equity .........     Class B 1.40%           $ 10.26                  15,286
EQ/Capital Guardian U.S. Equity .........     Class B 1.50%           $ 10.79                     368
EQ/Capital Guardian U.S. Equity .........     Class B 1.55%           $ 10.19                   4,616
EQ/Capital Guardian U.S. Equity .........     Class B 1.60%           $ 10.17                  14,963
EQ/Capital Guardian U.S. Equity .........     Class B 1.65%           $ 10.79                     275
EQ/Capital Guardian U.S. Equity .........     Class B 1.70%           $ 10.12                   1,222
EQ/Capital Guardian U.S. Equity .........     Class B 1.80%           $ 10.07                     120
EQ/Capital Guardian U.S. Equity .........     Class B 1.90%           $ 10.02                      38

EQ/Emerging Markets Equity ..............     Class B 0.50%           $  9.21                      --
EQ/Emerging Markets Equity ..............     Class B 0.95%           $  8.95                      12
EQ/Emerging Markets Equity ..............     Class B 1.20%           $  8.81                   2,700
EQ/Emerging Markets Equity ..............     Class B 1.25%           $ 11.50                      64
EQ/Emerging Markets Equity ..............     Class B 1.35%           $  8.72                   4,287
EQ/Emerging Markets Equity ..............     Class B 1.40%           $  8.69                   5,307
EQ/Emerging Markets Equity ..............     Class B 1.50%           $ 11.49                     209
EQ/Emerging Markets Equity ..............     Class B 1.55%           $  8.61                   1,462
EQ/Emerging Markets Equity ..............     Class B 1.60%           $  8.58                   4,232
EQ/Emerging Markets Equity ..............     Class B 1.65%           $ 11.48                      46
EQ/Emerging Markets Equity ..............     Class B 1.70%           $  8.53                     457
EQ/Emerging Markets Equity ..............     Class B 1.80%           $  8.47                      20
EQ/Emerging Markets Equity ..............     Class B 1.90%           $  8.42                      --

EQ/Equity 500 Index .....................     Class B 0.50%           $ 25.65                      --
EQ/Equity 500 Index .....................     Class B 0.95%           $ 24.53                      10
EQ/Equity 500 Index .....................     Class B 1.20%           $ 23.92                   8,439
EQ/Equity 500 Index .....................     Class B 1.25%           $ 10.77                     374
EQ/Equity 500 Index .....................     Class B 1.35%           $ 23.57                  10,779
EQ/Equity 500 Index .....................     Class B 1.40%           $ 23.45                  12,430
EQ/Equity 500 Index .....................     Class B 1.50%           $ 10.77                     620
EQ/Equity 500 Index .....................     Class B 1.55%           $ 23.10                   4,750
EQ/Equity 500 Index .....................     Class B 1.60%           $ 22.99                  11,512
EQ/Equity 500 Index .....................     Class B 1.65%           $ 10.76                     204
EQ/Equity 500 Index .....................     Class B 1.70%           $ 22.76                   1,074
EQ/Equity 500 Index .....................     Class B 1.80%           $ 22.53                     285
EQ/Equity 500 Index .....................     Class B 1.90%           $ 22.31                      28

EQ/Evergreen Omega ......................     Class B 0.50%           $  8.23                      --
EQ/Evergreen Omega ......................     Class B 0.95%           $  8.05                      --
EQ/Evergreen Omega ......................     Class B 1.20%           $  7.95                   2,600
EQ/Evergreen Omega ......................     Class B 1.25%           $ 10.70                      85
EQ/Evergreen Omega ......................     Class B 1.35%           $  7.89                     552

   The accompanying notes are an integral part of these financial statements.
                                      A-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                       Contract charges     Unit Fair Value     Units Outstanding (000's)
                                      ------------------   -----------------   --------------------------
EQ/Evergreen Omega ................     Class B 1.40%          $  7.87                    3,589
EQ/Evergreen Omega ................     Class B 1.50%          $ 10.69                      120
EQ/Evergreen Omega ................     Class B 1.55%          $  7.81                      500
EQ/Evergreen Omega ................     Class B 1.60%          $  7.79                    2,016
EQ/Evergreen Omega ................     Class B 1.65%          $ 10.69                      126
EQ/Evergreen Omega ................     Class B 1.70%          $  7.75                      218
EQ/Evergreen Omega ................     Class B 1.80%          $  7.71                        9
EQ/Evergreen Omega ................     Class B 1.90%          $  7.67                        7

EQ/FI Mid Cap .....................     Class B 0.50%          $ 10.01                       --
EQ/FI Mid Cap .....................     Class B 0.95%          $  9.86                       34
EQ/FI Mid Cap .....................     Class B 1.20%          $  9.78                   12,491
EQ/FI Mid Cap .....................     Class B 1.25%          $ 11.35                      306
EQ/FI Mid Cap .....................     Class B 1.35%          $  9.73                    2,874
EQ/FI Mid Cap .....................     Class B 1.40%          $  9.71                   16,253
EQ/FI Mid Cap .....................     Class B 1.50%          $ 11.34                      415
EQ/FI Mid Cap .....................     Class B 1.55%          $  9.67                    5,343
EQ/FI Mid Cap .....................     Class B 1.60%          $  9.65                   10,509
EQ/FI Mid Cap .....................     Class B 1.65%          $ 11.33                      291
EQ/FI Mid Cap .....................     Class B 1.70%          $  9.62                      883
EQ/FI Mid Cap .....................     Class B 1.80%          $  9.58                      146
EQ/FI Mid Cap .....................     Class B 1.90%          $  9.55                       22

EQ/FI Small/Mid Cap Value .........     Class B 0.50%          $ 13.12                       --
EQ/FI Small/Mid Cap Value .........     Class B 0.95%          $ 12.73                       20
EQ/FI Small/Mid Cap Value .........     Class B 1.20%          $ 12.52                    8,508
EQ/FI Small/Mid Cap Value .........     Class B 1.25%          $ 11.06                      148
EQ/FI Small/Mid Cap Value .........     Class B 1.35%          $ 12.39                    2,639
EQ/FI Small/Mid Cap Value .........     Class B 1.40%          $ 12.35                   12,257
EQ/FI Small/Mid Cap Value .........     Class B 1.50%          $ 11.05                      314
EQ/FI Small/Mid Cap Value .........     Class B 1.55%          $ 12.22                    3,783
EQ/FI Small/Mid Cap Value .........     Class B 1.60%          $ 12.18                    7,229
EQ/FI Small/Mid Cap Value .........     Class B 1.65%          $ 11.04                      148
EQ/FI Small/Mid Cap Value .........     Class B 1.70%          $ 12.10                      636
EQ/FI Small/Mid Cap Value .........     Class B 1.80%          $ 12.02                      120
EQ/FI Small/Mid Cap Value .........     Class B 1.90%          $ 11.94                       39

EQ/J.P. Morgan Core Bond ..........     Class B 0.50%          $ 14.19                       --
EQ/J.P. Morgan Core Bond ..........     Class B 0.95%          $ 13.81                       36
EQ/J.P. Morgan Core Bond ..........     Class B 1.20%          $ 13.60                   11,974
EQ/J.P. Morgan Core Bond ..........     Class B 1.25%          $ 10.21                      252
EQ/J.P. Morgan Core Bond ..........     Class B 1.35%          $ 13.48                   12,484
EQ/J.P. Morgan Core Bond ..........     Class B 1.40%          $ 13.44                   18,211
EQ/J.P. Morgan Core Bond ..........     Class B 1.50%          $ 10.20                      460
EQ/J.P. Morgan Core Bond ..........     Class B 1.55%          $ 13.32                   10,672
EQ/J.P. Morgan Core Bond ..........     Class B 1.60%          $ 13.28                   16,175
EQ/J.P. Morgan Core Bond ..........     Class B 1.65%          $ 10.20                      284
EQ/J.P. Morgan Core Bond ..........     Class B 1.70%          $ 13.20                    1,175
EQ/J.P. Morgan Core Bond ..........     Class B 1.80%          $ 13.12                      276
EQ/J.P. Morgan Core Bond ..........     Class B 1.90%          $ 13.04                       60

EQ/Janus Large Cap Growth .........     Class B 0.50%          $  5.60                       --
EQ/Janus Large Cap Growth .........     Class B 0.95%          $  5.52                       28
EQ/Janus Large Cap Growth .........     Class B 1.20%          $  5.47                    5,658
EQ/Janus Large Cap Growth .........     Class B 1.25%          $ 10.48                       55
EQ/Janus Large Cap Growth .........     Class B 1.35%          $  5.44                    1,266

   The accompanying notes are an integral part of these financial statements.
                                      A-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                           ------------------   -----------------   --------------------------
EQ/Janus Large Cap Growth ..............     Class B 1.40%          $  5.44                    7,279
EQ/Janus Large Cap Growth ..............     Class B 1.50%          $ 10.47                       54
EQ/Janus Large Cap Growth ..............     Class B 1.55%          $  5.41                    6,804
EQ/Janus Large Cap Growth ..............     Class B 1.60%          $  5.40                    6,805
EQ/Janus Large Cap Growth ..............     Class B 1.65%          $ 10.46                       46
EQ/Janus Large Cap Growth ..............     Class B 1.70%          $  5.38                      561
EQ/Janus Large Cap Growth ..............     Class B 1.80%          $  5.36                       75
EQ/Janus Large Cap Growth ..............     Class B 1.90%          $  5.34                       38

EQ/Lazard Small Cap Value ..............     Class B 0.50%          $ 15.15                       --
EQ/Lazard Small Cap Value ..............     Class B 0.95%          $ 14.75                       17
EQ/Lazard Small Cap Value ..............     Class B 1.20%          $ 14.52                    8,124
EQ/Lazard Small Cap Value ..............     Class B 1.25%          $ 10.94                      232
EQ/Lazard Small Cap Value ..............     Class B 1.35%          $ 14.39                    7,289
EQ/Lazard Small Cap Value ..............     Class B 1.40%          $ 14.35                   10,965
EQ/Lazard Small Cap Value ..............     Class B 1.50%          $ 10.94                      337
EQ/Lazard Small Cap Value ..............     Class B 1.55%          $ 14.22                    3,182
EQ/Lazard Small Cap Value ..............     Class B 1.60%          $ 14.17                    7,354
EQ/Lazard Small Cap Value ..............     Class B 1.65%          $ 10.93                      191
EQ/Lazard Small Cap Value ..............     Class B 1.70%          $ 14.09                      641
EQ/Lazard Small Cap Value ..............     Class B 1.80%          $ 14.00                      144
EQ/Lazard Small Cap Value ..............     Class B 1.90%          $ 13.92                       44

EQ/Marsico Focus .......................     Class B 0.50%          $ 13.06                       --
EQ/Marsico Focus .......................     Class B 0.95%          $ 12.92                        3
EQ/Marsico Focus .......................     Class B 1.20%          $ 12.84                   13,403
EQ/Marsico Focus .......................     Class B 1.25%          $ 10.59                      348
EQ/Marsico Focus .......................     Class B 1.35%          $ 12.80                    2,058
EQ/Marsico Focus .......................     Class B 1.40%          $ 12.78                   20,675
EQ/Marsico Focus .......................     Class B 1.50%          $ 10.58                      642
EQ/Marsico Focus .......................     Class B 1.55%          $ 12.74                    1,338
EQ/Marsico Focus .......................     Class B 1.60%          $ 12.72                   10,296
EQ/Marsico Focus .......................     Class B 1.65%          $ 10.57                      435
EQ/Marsico Focus .......................     Class B 1.70%          $ 12.69                    1,510
EQ/Marsico Focus .......................     Class B 1.80%          $ 12.66                       55
EQ/Marsico Focus .......................     Class B 1.90%          $ 12.63                       14

EQ/Mercury Basic Value Equity ..........     Class B 0.50%          $ 19.38                       --
EQ/Mercury Basic Value Equity ..........     Class B 0.95%          $ 18.80                        1
EQ/Mercury Basic Value Equity ..........     Class B 1.20%          $ 18.49                    5,670
EQ/Mercury Basic Value Equity ..........     Class B 1.25%          $ 10.93                      189
EQ/Mercury Basic Value Equity ..........     Class B 1.35%          $ 18.30                    4,955
EQ/Mercury Basic Value Equity ..........     Class B 1.40%          $ 18.24                    8,213
EQ/Mercury Basic Value Equity ..........     Class B 1.50%          $ 10.92                      371
EQ/Mercury Basic Value Equity ..........     Class B 1.55%          $ 18.05                    1,339
EQ/Mercury Basic Value Equity ..........     Class B 1.60%          $ 17.99                    4,335
EQ/Mercury Basic Value Equity ..........     Class B 1.65%          $ 10.92                      210
EQ/Mercury Basic Value Equity ..........     Class B 1.70%          $ 17.87                      502
EQ/Mercury Basic Value Equity ..........     Class B 1.80%          $ 17.75                       66
EQ/Mercury Basic Value Equity ..........     Class B 1.90%          $ 17.63                       39

EQ/Mercury International Value .........     Class B 0.50%          $ 14.90                       --
EQ/Mercury International Value .........     Class B 0.95%          $ 14.46                       51
EQ/Mercury International Value .........     Class B 1.20%          $ 14.22                    4,396
EQ/Mercury International Value .........     Class B 1.25%          $ 11.11                       73
EQ/Mercury International Value .........     Class B 1.35%          $ 14.08                   10,329

   The accompanying notes are an integral part of these financial statements.
                                      A-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Mercury International Value ...........     Class B 1.40%           $ 14.03                   5,257
EQ/Mercury International Value ...........     Class B 1.50%           $ 11.10                      55
EQ/Mercury International Value ...........     Class B 1.55%           $ 13.89                   3,673
EQ/Mercury International Value ...........     Class B 1.60%           $ 13.84                   5,316
EQ/Mercury International Value ...........     Class B 1.65%           $ 11.09                      30
EQ/Mercury International Value ...........     Class B 1.70%           $ 13.75                     441
EQ/Mercury International Value ...........     Class B 1.80%           $ 13.65                      63
EQ/Mercury International Value ...........     Class B 1.90%           $ 13.56                      21

EQ/MFS Emerging Growth Companies .........     Class B 0.50%           $ 12.58                      --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%           $ 12.20                      42
EQ/MFS Emerging Growth Companies .........     Class B 1.20%           $ 12.00                   1,506
EQ/MFS Emerging Growth Companies .........     Class B 1.25%           $ 10.25                      22
EQ/MFS Emerging Growth Companies .........     Class B 1.35%           $ 11.88                   9,491
EQ/MFS Emerging Growth Companies .........     Class B 1.40%           $ 11.84                   2,043
EQ/MFS Emerging Growth Companies .........     Class B 1.50%           $ 10.24                      48
EQ/MFS Emerging Growth Companies .........     Class B 1.55%           $ 11.72                   3,344
EQ/MFS Emerging Growth Companies .........     Class B 1.60%           $ 11.68                   4,710
EQ/MFS Emerging Growth Companies .........     Class B 1.65%           $ 10.24                      29
EQ/MFS Emerging Growth Companies .........     Class B 1.70%           $ 11.60                      93
EQ/MFS Emerging Growth Companies .........     Class B 1.80%           $ 11.52                      20
EQ/MFS Emerging Growth Companies .........     Class B 1.90%           $ 11.44                       3

EQ/MFS Investors Trust ...................     Class B 0.50%           $  8.53                      --
EQ/MFS Investors Trust ...................     Class B 0.95%           $  8.34                       6
EQ/MFS Investors Trust ...................     Class B 1.20%           $  8.23                   4,026
EQ/MFS Investors Trust ...................     Class B 1.25%           $ 10.58                      51
EQ/MFS Investors Trust ...................     Class B 1.35%           $  8.17                   6,684
EQ/MFS Investors Trust ...................     Class B 1.40%           $  8.15                   4,865
EQ/MFS Investors Trust ...................     Class B 1.50%           $ 10.57                      69
EQ/MFS Investors Trust ...................     Class B 1.55%           $  8.09                   6,613
EQ/MFS Investors Trust ...................     Class B 1.60%           $  8.07                   9,707
EQ/MFS Investors Trust ...................     Class B 1.65%           $ 10.57                      69
EQ/MFS Investors Trust ...................     Class B 1.70%           $  8.03                     598
EQ/MFS Investors Trust ...................     Class B 1.80%           $  7.99                     111
EQ/MFS Investors Trust ...................     Class B 1.90%           $  7.94                      12

EQ/Money Market ..........................     Class B 0.00%           $ 38.46                     149
EQ/Money Market ..........................     Class B 0.50%           $ 34.36                      --
EQ/Money Market ..........................     Class B 0.95%           $ 31.04                       2
EQ/Money Market ..........................     Class B 1.20%           $ 29.33                   1,972
EQ/Money Market ..........................     Class B 1.25%           $  9.98                     252
EQ/Money Market ..........................     Class B 1.35%           $ 28.34                   3,834
EQ/Money Market ..........................     Class B 1.40%           $ 28.02                   4,639
EQ/Money Market ..........................     Class B 1.50%           $  9.97                   1,312
EQ/Money Market ..........................     Class B 1.55%           $ 27.08                   3,186
EQ/Money Market ..........................     Class B 1.60%           $ 26.78                   6,370
EQ/Money Market ..........................     Class B 1.65%           $  9.96                      42
EQ/Money Market ..........................     Class B 1.70%           $ 26.17                     434
EQ/Money Market ..........................     Class B 1.80%           $ 25.58                      36
EQ/Money Market ..........................     Class B 1.90%           $ 25.00                      21

EQ/Putnam Growth & Income Value ..........     Class B 0.50%           $ 12.78                      --
EQ/Putnam Growth & Income Value ..........     Class B 0.95%           $ 12.40                      18
EQ/Putnam Growth & Income Value ..........     Class B 1.20%           $ 12.19                   3,680
EQ/Putnam Growth & Income Value ..........     Class B 1.25%           $ 10.98                      63

   The accompanying notes are an integral part of these financial statements.
                                      A-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

                                             Contract charges     Unit Fair Value     Units Outstanding (000's)
                                            ------------------   -----------------   --------------------------
EQ/Putnam Growth & Income Value .........     Class B 1.35%           $ 12.07                  18,895
EQ/Putnam Growth & Income Value .........     Class B 1.40%           $ 12.02                   4,353
EQ/Putnam Growth & Income Value .........     Class B 1.50%           $ 10.97                      68
EQ/Putnam Growth & Income Value .........     Class B 1.55%           $ 11.90                   6,009
EQ/Putnam Growth & Income Value .........     Class B 1.60%           $ 11.86                   5,701
EQ/Putnam Growth & Income Value .........     Class B 1.65%           $ 10.97                      42
EQ/Putnam Growth & Income Value .........     Class B 1.70%           $ 11.78                     307
EQ/Putnam Growth & Income Value .........     Class B 1.80%           $ 11.70                     120
EQ/Putnam Growth & Income Value .........     Class B 1.90%           $ 11.62                      25

EQ/Putnam Voyager .......................     Class B 0.50%           $ 12.14                      --
EQ/Putnam Voyager .......................     Class B 0.95%           $ 11.78                       5
EQ/Putnam Voyager .......................     Class B 1.20%           $ 11.58                   2,153
EQ/Putnam Voyager .......................     Class B 1.25%           $ 10.42                      34
EQ/Putnam Voyager .......................     Class B 1.35%           $ 11.46                  11,360
EQ/Putnam Voyager .......................     Class B 1.40%           $ 11.43                   2,284
EQ/Putnam Voyager .......................     Class B 1.50%           $ 10.41                      83
EQ/Putnam Voyager .......................     Class B 1.55%           $ 11.31                   3,197
EQ/Putnam Voyager .......................     Class B 1.60%           $ 11.27                   2,971
EQ/Putnam Voyager .......................     Class B 1.65%           $ 10.41                      15
EQ/Putnam Voyager .......................     Class B 1.70%           $ 11.20                     164
EQ/Putnam Voyager .......................     Class B 1.80%           $ 11.12                      16
EQ/Putnam Voyager .......................     Class B 1.90%           $ 11.05                       3

EQ/Small Company Index ..................     Class B 0.50%           $ 13.02                      --
EQ/Small Company Index ..................     Class B 0.95%           $ 12.67                      15
EQ/Small Company Index ..................     Class B 1.20%           $ 12.48                   3,847
EQ/Small Company Index ..................     Class B 1.25%           $ 10.73                     121
EQ/Small Company Index ..................     Class B 1.35%           $ 12.36                   3,320
EQ/Small Company Index ..................     Class B 1.40%           $ 12.32                   6,188
EQ/Small Company Index ..................     Class B 1.50%           $ 10.72                     207
EQ/Small Company Index ..................     Class B 1.55%           $ 12.21                   1,152
EQ/Small Company Index ..................     Class B 1.60%           $ 12.18                   4,084
EQ/Small Company Index ..................     Class B 1.65%           $ 10.71                      79
EQ/Small Company Index ..................     Class B 1.70%           $ 12.10                     449
EQ/Small Company Index ..................     Class B 1.80%           $ 12.03                      41
EQ/Small Company Index ..................     Class B 1.90%           $ 11.95                      13

EQ/Technology ...........................     Class B 0.50%           $  4.21                      --
EQ/Technology ...........................     Class B 0.95%           $  4.14                      55
EQ/Technology ...........................     Class B 1.20%           $  4.10                   3,485
EQ/Technology ...........................     Class B 1.25%           $ 10.25                      26
EQ/Technology ...........................     Class B 1.35%           $  4.08                   2,731
EQ/Technology ...........................     Class B 1.40%           $  4.07                   6,772
EQ/Technology ...........................     Class B 1.50%           $ 10.24                      69
EQ/Technology ...........................     Class B 1.55%           $  4.05                   7,749
EQ/Technology ...........................     Class B 1.60%           $  4.04                   8,291
EQ/Technology ...........................     Class B 1.65%           $ 10.23                      29
EQ/Technology ...........................     Class B 1.70%           $  4.02                     258
EQ/Technology ...........................     Class B 1.80%           $  4.01                      66
EQ/Technology ...........................     Class B 1.90%           $  3.99                      15

U.S. Real Estate ........................     Class B 0.50%                --                      --
U.S. Real Estate ........................     Class B 0.95%                --                      --
U.S. Real Estate ........................     Class B 1.20%                --                      --
U.S. Real Estate ........................     Class B 1.25%           $ 11.00                      37

   The accompanying notes are an integral part of these financial statements.
                                      A-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2003

                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                             ------------------   -----------------   --------------------------
U.S. Real Estate .........     Class B 1.35%                --                     --
U.S. Real Estate .........     Class B 1.40%                --                     --
U.S. Real Estate .........     Class B 1.50%           $ 11.00                    109
U.S. Real Estate .........     Class B 1.55%                --                     --
U.S. Real Estate .........     Class B 1.60%                --                     --
U.S. Real Estate .........     Class B 1.65%           $ 10.99                     41
U.S. Real Estate .........     Class B 1.70%           $ 10.99                      1
U.S. Real Estate .........     Class B 1.80%                --                     --
U.S. Real Estate .........     Class B 1.90%                --                     --


   The accompanying notes are an integral part of these financial statements.
                                      A-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                    Allocation (a)    Allocation (a)        Allocation (a)
                                                   ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 16,628           $39,253              $ 84,959
 Expenses:
  Asset-based charges ............................        8,046             4,698                12,664
                                                       --------           -------              --------
Net Investment Income (Loss) .....................        8,582            34,555                72,295
                                                       --------           -------              --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          166             1,588                 6,184
  Realized gain distribution from The Trusts .....           --                --                    --
                                                       --------           -------              --------
 Net realized gain (loss) ........................          166             1,588                 6,184
                                                       --------           -------              --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      185,179             6,089                83,482
                                                       --------           -------              --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      185,345             7,677                89,666
                                                       --------           -------              --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $193,927           $42,232              $161,961
                                                       ========           =======              ========


                                                    AXA Moderate   AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation      Allocation (a)    Aggressive Equity      Core Bond
                                                   -------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $12,821,194         $141,942         $         --       $ 14,080,683
 Expenses:
  Asset-based charges ............................    4,858,620           31,773            1,087,687          5,491,011
                                                    -----------         --------         ------------       ------------
Net Investment Income (Loss) .....................    7,962,574          110,169           (1,087,687)         8,589,672
                                                    -----------         --------         ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      335,685            9,579           (6,159,584)         1,417,213
  Realized gain distribution from The Trusts .....           --               --                   --              1,210
                                                    -----------         --------         ------------       ------------
 Net realized gain (loss) ........................      335,685            9,579           (6,159,584)         1,418,423
                                                    -----------         --------         ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   54,136,993          707,041           30,769,957         (2,615,602)
                                                    -----------         --------         ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   54,472,678          716,620           24,610,373         (1,197,179)
                                                    -----------         --------         ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $62,435,252         $826,789         $ 23,522,686       $  7,392,493
                                                    ===========         ========         ============       ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    AXA Premier VIP  AXA Premier VIP      AXA Premier VIP        AXA Premier VIP
                                                      Health Care       High Yield     International Equity   Large Cap Core Equity
                                                   ---------------- ----------------- ---------------------- -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   983,567     $ 31,050,761         $   519,607             $   114,981
 Expenses:
  Asset-based charges ............................        877,380        6,325,042             830,866                 866,746
                                                      -----------     ------------         -----------             -----------
Net Investment Income (Loss) .....................        106,187       24,725,720            (311,259)               (751,765)
                                                      -----------     ------------         -----------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        484,521       (7,573,108)          1,355,338                (381,630)
  Realized gain distribution from The Trusts .....          5,416               --                  --                      --
                                                      -----------     ------------         -----------             -----------
 Net realized gain (loss) ........................        489,937       (7,573,108)          1,355,338                (381,630)
                                                      -----------     ------------         -----------             -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     15,397,189       59,507,578          19,882,062              16,593,880
                                                      -----------     ------------         -----------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     15,887,126       51,934,470          21,237,400              16,212,250
                                                      -----------     ------------         -----------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $15,993,313     $ 76,660,190         $20,926,141             $15,460,485
                                                      ===========     ============         ===========             ===========


                                                     AXA Premier VIP   AXA Premier VIP     AXA Premier VIP
                                                    Large Cap Growth   Large Cap Value   Small/Mid Cap Growth
                                                   ------------------ ----------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $         --       $ 3,449,687         $ 2,558,521
 Expenses:
  Asset-based charges ............................       1,617,545         1,662,501           1,884,654
                                                      ------------       -----------         -----------
Net Investment Income (Loss) .....................      (1,617,545)        1,787,186             673,867
                                                      ------------       -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (240,941)         (692,054)           (577,437)
  Realized gain distribution from The Trusts .....              --                --             340,039
                                                      ------------       -----------         -----------
 Net realized gain (loss) ........................        (240,941)         (692,054)           (237,398)
                                                      ------------       -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      30,535,004        33,896,291          45,055,182
                                                      ------------       -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      30,294,063        33,204,237          44,817,784
                                                      ------------       -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 28,676,518       $34,991,423         $45,491,651
                                                      ============       ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      AXA Premier VIP     AXA Premier VIP        AXA Rosenberg VIT
                                                    Small/Mid Cap Value      Technology     Value Long/Short Equity (a)
                                                   --------------------- ----------------- -----------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $    514,711         $ 1,597,479              $      --
 Expenses:
  Asset-based charges ............................        1,653,957             458,952                  1,406
                                                       ------------         -----------              ---------
Net Investment Income (Loss) .....................       (1,139,246)          1,138,527                 (1,406)
                                                       ------------         -----------              ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (635,991)          1,810,194                     21
  Realized gain distribution from The Trusts .....          604,226                  --                     --
                                                       ------------         -----------              ---------
 Net realized gain (loss) ........................          (31,765)          1,810,194                     21
                                                       ------------         -----------              ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       44,495,404           9,350,905                 (9,541)
                                                       ------------         -----------              ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       44,463,639          11,161,099                 (9,520)
                                                       ------------         -----------              ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 43,324,393         $12,299,626               ($10,926)
                                                       ============         ===========              =========


                                                                                          EQ/Alliance
                                                                                          Intermediate
                                                      EQ/Alliance       EQ/Alliance        Government     EQ/Alliance
                                                     Common Stock    Growth and Income     Securities    International
                                                   ---------------- ------------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   8,104,708      $  3,954,318      $ 12,606,515    $ 3,099,989
 Expenses:
  Asset-based charges ............................      8,701,992         3,357,534         4,008,040      1,806,455
                                                    -------------      ------------      ------------    -----------
Net Investment Income (Loss) .....................       (597,284)          596,784         8,598,475      1,293,534
                                                    -------------      ------------      ------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (48,027,100)       (1,634,832)         (799,566)     7,472,860
  Realized gain distribution from The Trusts .....             --                --           119,572             --
                                                    -------------      ------------      ------------    -----------
 Net realized gain (loss) ........................    (48,027,100)       (1,634,832)         (679,994)     7,472,860
                                                    -------------      ------------      ------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    289,268,698        69,597,093        (6,139,392)    38,418,067
                                                    -------------      ------------      ------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    241,241,598        67,962,261        (6,819,386)    45,890,927
                                                    -------------      ------------      ------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 240,644,314      $ 68,559,045      $  1,779,089    $47,184,461
                                                    =============      ============      ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     EQ/Alliance     EQ/Alliance       EQ/Alliance        EQ/Bernstein
                                                   Premier Growth    Quality Bond   Small Cap Growth   Diversified Value
                                                  ---------------- --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................  $           --   $   6,017,396     $         --       $ 10,283,251
 Expenses:
  Asset-based charges ...........................       4,101,000       2,638,417        3,389,052          8,676,956
                                                   --------------   -------------     ------------       ------------
Net Investment Income (Loss) ....................      (4,101,000)      3,378,979       (3,389,052)         1,606,295
                                                   --------------   -------------     ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........     (34,752,480)        610,485       (4,773,748)        (1,296,532)
  Realized gain distribution from The Trusts ....              --         597,037               --                 --
                                                   --------------   -------------     ------------       ------------
 Net realized gain (loss) .......................     (34,752,480)      1,207,522       (4,773,748)        (1,296,532)
                                                   --------------   -------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments .................      93,606,976      (1,284,049)      89,563,205        161,693,823
                                                   --------------   -------------     ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      58,854,496          76,527       84,789,457        160,397,291
                                                   --------------   -------------     ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $   54,753,496   $   3,302,452     $ 81,400,405       $162,003,586
                                                   ==============   =============     ============       ============


                                                        EQ/Calvert              EQ/Capital            EQ/Capital
                                                   Socially Responsible   Guardian International   Guardian Research
                                                  ---------------------- ------------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................       $       --              $ 3,010,745          $  2,032,160
 Expenses:
  Asset-based charges ...........................          164,879                2,824,941             6,122,432
                                                        ----------              -----------          ------------
Net Investment Income (Loss) ....................         (164,879)                 185,804            (4,090,272)
                                                        ----------              -----------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........           19,245                  726,008            (5,274,563)
  Realized gain distribution from The Trusts ....               --                       --                    --
                                                        ----------              -----------          ------------
 Net realized gain (loss) .......................           19,245                  726,008            (5,274,563)
                                                        ----------              -----------          ------------
 Change in unrealized appreciation
  (depreciation) of investments .................        3,166,642               62,294,993           123,305,047
                                                        ----------              -----------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        3,185,887               63,021,001           118,030,484
                                                        ----------              -----------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................       $3,021,008              $63,206,805          $113,940,212
                                                        ==========              ===========          ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         EQ/Capital          EQ/Emerging                          EQ/Evergreen
                                                    Guardian U.S. Equity   Markets Equity   EQ/Equity 500 Index       Omega
                                                   ---------------------- ---------------- --------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  1,384,137        $   959,643        $  12,469,389      $        --
 Expenses:
  Asset-based charges ............................         5,075,910          1,291,754           11,858,583          509,282
                                                        ------------        -----------        -------------      -----------
Net Investment Income (Loss) .....................        (3,691,773)          (332,111)             610,806         (509,282)
                                                        ------------        -----------        -------------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (3,171,987)          (441,399)         (16,045,906)        (143,849)
  Realized gain distribution from The Trusts .....                --                 --                   --               --
                                                        ------------        -----------        -------------      -----------
 Net realized gain (loss) ........................        (3,171,987)          (441,399)         (16,045,906)        (143,849)
                                                        ------------        -----------        -------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       116,863,155         43,470,993          220,736,897       12,192,305
                                                        ------------        -----------        -------------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       113,691,168         43,029,594          204,690,991       12,048,456
                                                        ------------        -----------        -------------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $109,999,395        $42,697,483        $ 205,301,797      $11,539,174
                                                        ============        ===========        =============      ===========


                                                                    EQ/FI Small/Mid   EQ/J.P. Morgan
                                                    EQ/FI Mid Cap      Cap Value         Core Bond
                                                   --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $  1,392,623     $   32,260,719
 Expenses:
  Asset-based charges ............................     3,816,135        4,098,047         12,686,492
                                                    ------------     ------------     --------------
Net Investment Income (Loss) .....................    (3,816,135)      (2,705,424)        19,574,227
                                                    ------------     ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,863,134)      (1,600,306)         6,836,665
  Realized gain distribution from The Trusts .....            --               --                 --
                                                    ------------     ------------     --------------
 Net realized gain (loss) ........................    (1,863,134)      (1,600,306)         6,836,665
                                                    ------------     ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   110,251,128       95,424,357        (12,608,630)
                                                    ------------     ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   108,387,994       93,824,051         (5,771,965)
                                                    ------------     ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $104,571,859     $ 91,118,627     $   13,802,262
                                                    ============     ============     ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    EQ/Janus Large  EQ/Lazard Small     EQ/Marsico        EQ/Mercury
                                                      Cap Growth       Cap Value          Focus       Basic Value Equity
                                                   --------------- ----------------- --------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         --     $  3,962,312     $         --       $  2,063,798
 Expenses:
  Asset-based charges ............................     1,740,020        5,167,235        4,967,673          4,261,516
                                                    ------------     ------------     ------------       ------------
Net Investment Income (Loss) .....................    (1,740,020)      (1,204,923)      (4,967,673)        (2,197,718)
                                                    ------------     ------------     ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (7,048,500)       1,513,974           10,404           (976,301)
  Realized gain distribution from The Trusts .....            --        1,025,015               --                 --
                                                    ------------     ------------     ------------       ------------
 Net realized gain (loss) ........................    (7,048,500)       2,538,989           10,404           (976,301)
                                                    ------------     ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    35,099,859      119,510,601       95,220,685         93,359,178
                                                    ------------     ------------     ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    28,051,359      122,049,590       95,231,089         92,382,877
                                                    ------------     ------------     ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 26,311,339     $120,844,667     $ 90,263,416       $ 90,185,159
                                                    ============     ============     ============       ============


                                                         EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                    International Value   Growth Companies   Investors Trust
                                                   --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $    8,248,164       $           --     $  1,436,890
 Expenses:
  Asset-based charges ............................         4,747,349            3,151,704        3,078,206
                                                      --------------       --------------     ------------
Net Investment Income (Loss) .....................         3,500,815           (3,151,704)      (1,641,316)
                                                      --------------       --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (10,579,192)         (22,176,729)      (7,187,750)
  Realized gain distribution from The Trusts .....                --                   --               --
                                                      --------------       --------------     ------------
 Net realized gain (loss) ........................       (10,579,192)         (22,176,729)      (7,187,750)
                                                      --------------       --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        93,663,942           77,639,425       49,526,331
                                                      --------------       --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        83,084,750           55,462,696       42,338,581
                                                      --------------       --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   86,585,565       $   52,310,992     $ 40,697,265
                                                      ==============       ==============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            EQ/Putnam            EQ/Putnam        EQ/Small
                                                    EQ/Money Market   Growth & Income Value       Voyager      Company Index
                                                   ----------------- ----------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  3,953,963        $    5,689,291       $      288,031   $    512,758
 Expenses:
  Asset-based charges ............................     10,299,704             5,698,645            3,188,021      1,954,804
                                                     ------------        --------------       --------------   ------------
Net Investment Income (Loss) .....................     (6,345,741)               (9,354)          (2,899,990)    (1,442,046)
                                                     ------------        --------------       --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (4,616,816)          (11,899,008)         (20,913,527)      (568,509)
  Realized gain distribution from The Trusts .....             --                    --                   --             --
                                                     ------------        --------------       --------------   ------------
 Net realized gain (loss) ........................     (4,616,816)          (11,899,008)         (20,913,527)      (568,509)
                                                     ------------        --------------       --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,701,099           105,393,333           69,278,542     54,420,650
                                                     ------------        --------------       --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         84,283            93,494,325           48,365,015     53,852,141
                                                     ------------        --------------       --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    ($6,261,458)       $   93,484,971       $   45,465,025   $ 52,410,095
                                                     ============        ==============       ==============   ============


                                                     EQ/Technology   U.S. Real Estate (a)
                                                   ---------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --        $     --
 Expenses:
  Asset-based charges ............................       1,285,045           2,617
                                                    --------------        --------
Net Investment Income (Loss) .....................      (1,285,045)         (2,617)
                                                    --------------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (11,109,408)            703
  Realized gain distribution from The Trusts .....              --              --
                                                    --------------        --------
 Net realized gain (loss) ........................     (11,109,408)            703
                                                    --------------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      41,419,879          50,555
                                                    --------------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      30,310,471          51,258
                                                    --------------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   29,025,426        $ 48,641
                                                    ==============        ========

-------
(a) Commenced operations on September 22, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                   AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                   Allocation (h)    Allocation (h)        Allocation (h)
                                                  ---------------- ------------------ -----------------------
                                                        2003              2003                  2003
                                                  ---------------- ------------------ -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   8,582         $  34,555            $   72,295
 Net realized gain (loss) on investments ........          166             1,588                 6,184
 Change in unrealized appreciation
  (depreciation) of investments .................      185,179             6,089                83,482
                                                     ---------         ---------            ----------
 Net increase (decrease) in net assets from
  operations ....................................      193,927            42,232               161,961
                                                     ---------         ---------            ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    6,467,036         4,548,852             8,428,207
  Transfers between funds including
   guaranteed interest account, net .............       17,395           417,888                (7,167)
  Transfers for contract benefits and
   terminations .................................       (1,046)          (14,689)              (23,535)
  Contract maintenance charges ..................           --                --                    --
                                                     ---------         ---------            ----------
 Net increase (decrease) in net assets from
  contractowners transactions ...................    6,483,385         4,952,051             8,397,505
                                                     ---------         ---------            ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....      105,797           104,232               108,883
                                                     ---------         ---------            ----------
Increase (Decrease) in Net Assets ...............    6,783,109         5,098,515             8,668,349
Net Assets -- Beginning of Period ...............           --                --                    --
                                                     ---------         ---------            ----------
Net Assets -- End of Period .....................    $6,783,109        $5,098,515           $8,668,349
                                                     ==========        ==========           ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................          626               490                   853
 Units Redeemed .................................           (1)               (7)                  (32)
                                                     ------------      ------------         ----------
 Net Increase (Decrease) ........................          625               483                   821
                                                     ===========       ===========          ==========


                                                            AXA Moderate             AXA Moderate-Plus
                                                           Allocation (f)              Allocation (h)
                                                  --------------------------------- -------------------
                                                        2003             2002               2003
                                                  ---------------- ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   7,962,574     $    719,637       $   110,169
 Net realized gain (loss) on investments ........        335,685       (1,878,780)            9,579
 Change in unrealized appreciation
  (depreciation) of investments .................     54,136,993       (4,176,011)          707,041
                                                   -------------     ------------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     62,435,252       (5,335,154)          826,789
                                                   -------------     ------------       -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    327,309,596       71,776,956        24,347,565
  Transfers between funds including
   guaranteed interest account, net .............    141,888,694       53,599,082           891,591
  Transfers for contract benefits and
   terminations .................................    (13,874,768)      (3,016,821)         (286,396)
  Contract maintenance charges ..................     (1,166,793)         (58,505)               --
                                                   -------------     ------------       -----------
 Net increase (decrease) in net assets from
  contractowners transactions ...................    454,156,729      122,300,712        24,952,760
                                                   -------------     ------------       -----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....         35,525           28,786           107,143
                                                   -------------     ------------       -----------
Increase (Decrease) in Net Assets ...............    516,627,506      116,994,344        25,886,692
Net Assets -- Beginning of Period ...............    137,283,795       20,289,451                --
                                                   -------------     ------------       -----------
Net Assets -- End of Period .....................  $ 653,911,301     $137,283,795       $25,886,692
                                                   =============     ============       ===========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................         16,569            3,834             2,450
 Units Redeemed .................................         (1,501)            (412)              (35)
                                                   -------------     ------------       -----------
 Net Increase (Decrease) ........................         15,068            3,422             2,415
                                                   =============     ============       ===========


                                                           AXA Premier VIP
                                                          Aggressive Equity
                                                  ----------------------------------
                                                        2003              2002
                                                  ----------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $ (1,087,687)    $  (1,089,235)
 Net realized gain (loss) on investments ........     (6,159,584)      (15,199,912)
 Change in unrealized appreciation
  (depreciation) of investments .................     30,769,957       (11,328,835)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  operations ....................................     23,522,686       (27,617,982)
                                                    ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     18,360,852         6,358,969
  Transfers between funds including
   guaranteed interest account, net .............      4,020,784        (8,033,452)
  Transfers for contract benefits and
   terminations .................................     (5,100,506)       (6,277,107)
  Contract maintenance charges ..................       (245,716)         (221,060)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions ...................     17,035,414        (8,172,650)
                                                    ------------     -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 .....         27,140             9,834
                                                    ------------     -------------
Increase (Decrease) in Net Assets ...............     40,585,240       (35,780,798)
Net Assets -- Beginning of Period ...............     60,827,030        96,607,828
                                                    ------------     -------------
Net Assets -- End of Period .....................   $101,412,270     $  60,827,030
                                                    ============     =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ...................................            849               433
 Units Redeemed .................................           (380)             (629)
                                                    ------------     -------------
 Net Increase (Decrease) ........................            469              (196)
                                                    ============     =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     AXA Premier VIP Core Bond (a)   AXA Premier VIP Health Care (a)
                                                   --------------------------------- --------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,589,672     $  3,640,064     $    106,187    $   (126,616)
 Net realized gain (loss) on investments .........      1,418,423          144,954          489,937        (509,514)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,615,602)       1,706,124     $ 15,397,189        (777,868)
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      7,392,493        5,491,142       15,993,313      (1,413,998)
                                                    -------------     ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    270,391,237      132,509,854       52,732,039      18,130,150
  Transfers between funds including
   guaranteed interest account, net ..............     54,821,760       73,371,847       22,089,039       8,901,954
  Transfers for contract benefits and
   terminations ..................................    (19,811,144)      (6,596,361)      (2,066,728)       (400,411)
  Contract maintenance charges ...................     (1,457,974)         (30,388)        (224,556)         (6,145)
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    303,943,879      199,254,952       72,529,794      26,625,548
                                                    -------------     ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         86,574           30,251           45,539          52,809
                                                    -------------     ------------     ------------    ------------
Increase (Decrease) in Net Assets ................    311,422,946      204,776,345       88,568,646      25,264,359
Net Assets -- Beginning of Period ................    204,776,345               --       25,264,359              --
                                                    -------------     ------------     ------------    ------------
Net Assets -- End of Period ......................  $ 516,199,291     $204,776,345     $113,833,005    $ 25,264,359
                                                    =============     ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         42,612           22,023            9,800           3,773
 Units Redeemed ..................................        (14,448)          (2,822)          (1,613)           (578)
                                                    -------------     ------------     ------------    ------------
 Net Increase (Decrease) .........................         28,164           19,201            8,187           3,195
                                                    =============     ============     ============    ============


                                                                                      AXA Premier VIP International
                                                      AXA Premier VIP High Yield               Equity (a)
                                                   --------------------------------- -------------------------------
                                                         2003             2002             2003            2002
                                                   ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  24,725,720    $  17,349,833     $   (311,259)   $   (118,017)
 Net realized gain (loss) on investments .........     (7,573,108)     (18,178,072)       1,355,338        (413,926)
 Change in unrealized appreciation
  (depreciation) of investments ..................  $  59,507,578       (6,706,792)      19,882,062      (1,155,737)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     76,660,190       (7,535,031)      20,926,141      (1,687,680)
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    258,400,960       46,510,134       48,557,182      20,271,964
  Transfers between funds including
   guaranteed interest account, net ..............    138,042,541       18,499,123       25,030,459       6,990,938
  Transfers for contract benefits and
   terminations ..................................    (27,444,387)     (16,262,108)      (1,737,289)       (526,027)
  Contract maintenance charges ...................     (1,143,945)        (408,210)        (250,052)         (1,778)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    367,855,169       48,338,939       71,600,300      26,735,097
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         43,802           32,871           53,139          47,986
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    444,559,161       40,836,779       92,579,580      25,095,403
Net Assets -- Beginning of Period ................    228,695,292      187,858,513       25,095,403              --
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 673,254,453    $ 228,695,292     $117,674,983    $ 25,095,403
                                                    =============    =============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         21,637            4,970           14,974           3,839
 Units Redeemed ..................................         (6,220)          (2,773)          (6,840)           (627)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................         15,417            2,197            8,134           3,212
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                  AXA Premier VIP
                                                      Large Cap Core Equity (a)           Large Cap Growth (a)
                                                   -------------------------------- --------------------------------
                                                         2003             2002            2003             2002
                                                   ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (751,765)   $    (81,481)    $ (1,617,545)   $   (259,690)
 Net realized gain (loss) on investments .........       (381,630)       (427,268)        (240,941)       (651,307)
 Change in unrealized appreciation
  (depreciation) of investments ..................     16,593,880      (1,428,052)      30,535,004      (3,369,610)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     15,460,485      (1,936,801)      28,676,518      (4,280,607)
                                                     ------------    ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     42,401,814      20,213,235       81,013,224      37,073,294
  Transfers between funds including
   guaranteed interest account, net ..............     18,516,595      10,372,580       43,176,732      17,380,734
  Transfers for contract benefits and
   terminations ..................................     (2,171,301)       (468,229)      (4,561,757)       (955,374)
  Contract maintenance charges ...................       (251,955)         (5,983)        (483,706)         (5,650)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     58,495,153      30,111,603      119,144,493      53,493,004
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         66,907          55,067           51,670          50,414
                                                     ------------    ------------     ------------    ------------
Increase (Decrease) in Net Assets ................     74,022,545      28,229,869      147,872,681      49,262,811
Net Assets -- Beginning of Period ................     28,229,869              --       49,262,811              --
                                                     ------------    ------------     ------------    ------------
Net Assets -- End of Period ......................   $102,252,414    $ 28,229,869     $197,135,492    $ 49,262,811
                                                     ============    ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,370           4,092           17,780           7,981
 Units Redeemed ..................................         (1,492)           (403)          (2,542)           (723)
                                                     ------------    ------------     ------------    ------------
 Net Increase (Decrease) .........................          6,878           3,689           15,238           7,258
                                                     ============    ============     ============    ============


                                                           AXA Premier VIP                  AXA Premier VIP
                                                         Large Cap Value (a)           Small/Mid Cap Growth (a)
                                                   -------------------------------- -------------------------------
                                                         2003             2002            2003            2002
                                                   ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,787,186    $    (30,335)    $    673,867    $   (229,349)
 Net realized gain (loss) on investments .........       (692,054)       (518,242)        (237,398)       (775,177)
 Change in unrealized appreciation
  (depreciation) of investments ..................     33,896,291      (3,444,755)      45,055,182      (3,396,605)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     34,991,423      (3,993,332)      45,491,651      (4,401,131)
                                                     ------------    ------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     80,654,504      40,525,555      100,358,681      39,422,437
  Transfers between funds including
   guaranteed interest account, net ..............     40,672,785      19,228,612       55,224,071      17,246,483
  Transfers for contract benefits and
   terminations ..................................     (3,962,869)       (628,066)      (5,394,208)       (705,288)
  Contract maintenance charges ...................       (493,715)         (7,738)        (545,306)         (5,309)
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    116,870,705      59,118,363      149,643,238      55,958,323
                                                     ------------    ------------     ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         45,640          44,461           55,036          48,824
                                                     ------------    ------------     ------------    ------------
Increase (Decrease) in Net Assets ................    151,907,768      55,169,492      195,189,925      51,606,016
Net Assets -- Beginning of Period ................     55,169,492              --       51,606,016              --
                                                     ------------    ------------     ------------    ------------
Net Assets -- End of Period ......................   $207,077,260    $ 55,169,492     $246,795,941    $ 51,606,016
                                                     ============    ============     ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,207           7,633           24,245           9,328
 Units Redeemed ..................................         (1,942)           (659)          (3,889)         (1,006)
                                                     ------------    ------------     ------------    ------------
 Net Increase (Decrease) .........................         13,265           6,974           20,356           8,322
                                                     ============    ============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                  AXA Premier VIP
                                                       Small/Mid Cap Value (a)              Technology (a)
                                                   -------------------------------- -------------------------------
                                                         2003             2002            2003            2002
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,139,246)   $   (235,232)    $ 1,138,527    $    (55,602)
 Net realized gain (loss) on investments .........        (31,765)       (892,944)      1,810,194        (519,397)
 Change in unrealized appreciation
  (depreciation) of investments ..................     44,495,404      (2,388,138)      9,350,905        (969,645)
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     43,324,393      (3,516,314)     12,299,626      (1,544,644)
                                                     ------------    ------------     -----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     90,244,709      35,301,201      27,193,006       8,238,680
  Transfers between funds including
   guaranteed interest account, net ..............     41,875,316      17,065,893      15,628,585       6,530,199
  Transfers for contract benefits and
   terminations ..................................     (4,753,240)       (683,154)       (911,573)       (153,872)
  Contract maintenance charges ...................       (472,272)         (7,214)       (115,867)         (1,527)
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    126,894,513      51,676,726      41,794,151      14,613,480
                                                     ------------    ------------     -----------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         47,417          48,870          60,382          29,269
                                                     ------------    ------------     -----------    ------------
Increase (Decrease) in Net Assets ................    170,266,323      48,209,282      54,154,159      13,098,105
Net Assets -- Beginning of Period ................     48,209,282              --      13,098,105              --
                                                     ------------    ------------     -----------    ------------
Net Assets -- End of Period ......................   $218,475,605    $ 48,209,282     $67,252,264    $ 13,098,105
                                                     ============    ============     ===========    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,412           7,445           8,989           3,459
 Units Redeemed ..................................         (2,605)           (905)         (3,703)         (1,148)
                                                     ------------    ------------     -----------    ------------
 Net Increase (Decrease) .........................         14,807           6,540           5,286           2,311
                                                     ============    ============     ===========    ============


                                                         AXA Rosenberg VIT
                                                    Value Long/Short Equity (h)       EQ/Alliance Common Stock
                                                   ----------------------------- ----------------------------------
                                                                2003                   2003              2002
                                                   ----------------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................           $  (1,406)           $    (597,284)   $    (7,532,883)
 Net realized gain (loss) on investments .........                  21              (48,027,100)      (102,974,134)
 Change in unrealized appreciation
  (depreciation) of investments ..................              (9,541)             289,268,698       (139,215,060)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................             (10,926)             240,644,314       (249,722,077)
                                                             ---------            -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........             970,070              175,143,336         44,452,181
  Transfers between funds including
   guaranteed interest account, net ..............              10,559               48,082,355        (41,271,400)
  Transfers for contract benefits and
   terminations ..................................              (3,582)             (36,984,535)       (42,130,567)
  Contract maintenance charges ...................                  --               (1,946,091)        (1,554,816)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................             977,047              184,295,065        (40,504,602)
                                                             ---------            -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......               1,405                   48,998           (450,403)
                                                             ---------            -------------    ---------------
Increase (Decrease) in Net Assets ................             967,526              424,988,377       (290,677,082)
Net Assets -- Beginning of Period ................                  --              453,120,754        743,797,836
                                                             ---------            -------------    ---------------
Net Assets -- End of Period ......................           $ 967,526            $ 878,109,131    $   453,120,754
                                                             =========            =============    ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................                  95                    2,761                692
 Units Redeemed ..................................                  --                     (662)              (944)
                                                             ---------            -------------    ---------------
 Net Increase (Decrease) .........................                  95                    2,099               (252)
                                                             =========            =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Alliance
                                                              EQ/Alliance                 Intermediate Government
                                                         Growth and Income (a)                Securities (a)
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    596,784     $    758,126    $   8,598,475     $  6,117,290
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,634,832)        (560,255)        (679,994)         872,462
 Change in unrealized appreciation
  (depreciation) of investments ..................     69,597,093       (7,338,414)      (6,139,392)      (3,386,543)
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     68,559,045       (7,140,543)       1,779,089        3,603,209
                                                     ------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    182,212,911       72,378,981      148,583,950       78,100,095
  Transfers between funds including
   guaranteed interest account, net ..............     82,777,186       41,098,887       20,952,666      108,825,556
  Transfers for contract benefits and
   terminations ..................................     (9,083,814)      (2,086,088)     (25,759,248)      (6,969,476)
  Contract maintenance charges ...................       (933,537)         (21,806)        (884,569)         (70,345)
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    254,972,746      111,369,974      142,892,799      179,885,830
                                                     ------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,913           34,982           49,733           25,758
                                                     ------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets ................    323,571,704      104,264,413      144,721,621      183,514,797
Net Assets -- Beginning of Period ................    104,264,413               --      183,514,797               --
                                                     ------------     ------------    -------------     ------------
Net Assets -- End of Period ......................   $427,836,117     $104,264,413    $ 328,236,418     $183,514,797
                                                     ============     ============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         14,463            5,758           19,572           12,691
 Units Redeemed ..................................         (2,463)            (478)         (11,646)          (2,630)
                                                     ------------     ------------    -------------     ------------
 Net Increase (Decrease) .........................         12,000            5,280            7,926           10,061
                                                     ============     ============    =============     ============


                                                             EQ/Alliance                       EQ/Alliance
                                                         International (e)(g)                 Premier Growth
                                                   -------------------------------- ----------------------------------
                                                         2003             2002            2003              2002
                                                   ---------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,293,534    $    (91,784)   $  (4,101,000)   $    (4,155,074)
 Change in unrealized appreciation
  (depreciation) of investments ..................      7,472,860        (479,213)     (34,752,480)       (56,489,970)
 Change in unrealized appreciation
  (depreciation) of investments ..................     38,418,067        (461,899)      93,606,976        (51,691,292)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations .....................................     47,184,461      (1,032,896)      54,753,496       (112,336,336)
                                                     ------------    ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     62,435,264       9,540,392       59,559,210         37,732,818
  Transfers between funds including
   guaranteed interest account, net ..............    101,034,718      20,950,568       (1,589,373)       (19,838,087)
  Transfers for contract benefits and
   terminations ..................................     (6,141,321)       (356,392)     (16,915,100)       (19,832,697)
  Contract maintenance charges ...................       (481,757)         (4,127)        (736,254)          (482,332)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    156,846,904      30,130,441       40,318,483         (2,420,298)
                                                     ------------    ------------    -------------    ---------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         25,376          40,276           30,574             50,873
                                                     ------------    ------------    -------------    ---------------
Increase (Decrease) in Net Assets ................    204,056,741      29,137,821       95,102,553       (114,705,761)
Net Assets -- Beginning of Period ................     29,137,821              --      233,030,981        347,736,742
                                                     ------------    ------------    -------------    ---------------
Net Assets -- End of Period ......................   $233,194,562    $ 29,137,821    $ 328,133,534    $   233,030,981
                                                     ============    ============    =============    ===============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         48,871           7,670           19,558             15,184
 Units Redeemed ..................................        (31,755)         (4,264)         (12,045)           (16,532)
                                                     ------------    ------------    -------------    ---------------
 Net Increase (Decrease) .........................         17,116           3,406            7,513             (1,348)
                                                     ============    ============    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Alliance Quality Bond (a)   EQ/Alliance Small Cap Growth (c)
                                                   -------------------------------- ---------------------------------
                                                         2003             2002            2003             2002
                                                   ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   3,378,979    $  2,500,219    $  (3,389,052)   $  (2,571,098)
 Net realized gain (loss) on investments .........      1,207,522         452,620       (4,773,748)     (28,284,520)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,284,049)       (336,373)      89,563,205      (34,779,393)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      3,302,452       2,616,466       81,400,405      (65,635,011)
                                                    -------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    138,174,936      55,235,373       79,803,131       32,317,960
  Transfers between funds including
   guaranteed interest account, net ..............     38,499,682      35,343,706       24,528,284       (2,282,233)
  Transfers for contract benefits and
   terminations ..................................    (11,010,410)     (3,503,090)     (11,908,755)     (12,151,523)
  Contract maintenance charges ...................       (605,600)        (19,878)        (751,079)        (390,018)
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    165,058,608      87,056,111       91,671,581       17,494,186
                                                    -------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         42,140          35,243           41,093           45,213
                                                    -------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    168,403,200      89,707,820      173,113,079      (48,095,612)
Net Assets -- Beginning of Period ................     89,707,820              --      161,097,776      209,193,388
                                                    -------------    ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 258,111,020    $ 89,707,820    $ 334,210,855    $ 161,097,776
                                                    =============    ============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,222           7,077           39,271           52,384
 Units Redeemed ..................................         (4,320)         (1,147)         (31,106)         (50,641)
                                                    -------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         10,902           5,930            8,165            1,743
                                                    =============    ============    =============    =============


                                                                                          EQ/Calvert Socially
                                                    EQ/Bernstein Diversified Value            Responsible
                                                   --------------------------------- -----------------------------
                                                         2003             2002             2003           2002
                                                   ---------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,606,295    $     562,852     $  (164,879)   $  (28,483)
 Net realized gain (loss) on investments .........     (1,296,532)      (2,410,772)         19,245      (183,689)
 Change in unrealized appreciation
  (depreciation) of investments ..................    161,693,823      (45,363,880)      3,166,642      (303,263)
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  operations .....................................    162,003,586      (47,211,800)      3,021,008      (515,435)
                                                    -------------    -------------     -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    296,265,597      121,122,467      11,341,756     3,314,285
  Transfers between funds including
   guaranteed interest account, net ..............    106,366,797       63,362,933       3,598,504     1,682,612
  Transfers for contract benefits and
   terminations ..................................    (28,132,698)     (19,627,428)       (566,919)     (238,162)
  Contract maintenance charges ...................     (2,036,155)        (577,945)        (32,156)         (941)
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    372,463,541      164,280,027      14,341,185     4,757,794
                                                    -------------    -------------     -----------    ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         43,996           31,107          65,543        28,171
                                                    -------------    -------------     -----------    ----------
Increase (Decrease) in Net Assets ................    534,511,123      117,099,334      17,427,736     4,270,530
Net Assets -- Beginning of Period ................    373,411,872      256,312,538       4,606,672       336,142
                                                    -------------    -------------     -----------    ----------
Net Assets -- End of Period ......................  $ 907,922,995    $ 373,411,872     $22,034,408    $4,606,672
                                                    =============    =============     ===========    ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         42,136           23,010           2,457           848
 Units Redeemed ..................................         (8,159)          (7,644)           (432)         (155)
                                                    -------------    -------------     -----------    ----------
 Net Increase (Decrease) .........................         33,977           15,366           2,025           693
                                                    =============    =============     ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Capital Guardian International EQ/Capital Guardian Research (d)
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     185,804    $     (28,370)   $  (4,090,272)   $    (851,878)
 Net realized gain (loss) on investments .........        726,008      (10,899,756)      (5,274,563)      (2,955,402)
 Change in unrealized appreciation
  (depreciation) of investments ..................     62,294,993       (6,070,835)     123,305,047      (33,501,903)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     63,206,805      (16,998,961)     113,940,212      (37,309,183)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    103,612,293       32,548,607      115,443,470       34,261,661
  Transfers between funds including
   guaranteed interest account, net ..............     53,327,805        6,451,992       33,336,578      254,397,668
  Transfers for contract benefits and
   terminations ..................................    (10,566,998)      (6,977,578)     (22,822,408)      (6,864,899)
  Contract maintenance charges ...................       (570,198)        (157,880)      (1,341,709)        (216,013)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    145,802,902       31,865,141      124,615,931      281,578,417
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         30,731           37,450            7,434           69,364
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    209,040,438       14,903,630      238,563,577      244,338,598
Net Assets -- Beginning of Period ................    115,173,642      100,270,012      324,325,423       79,986,825
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 324,214,080    $ 115,173,642    $ 562,889,000    $ 324,325,423
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         37,305           16,857           21,389           36,416
 Units Redeemed ..................................        (19,123)         (12,562)          (7,585)          (3,083)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         18,182            4,295           13,804           33,333
                                                    =============    =============    =============    =============


                                                    EQ/Capital Guardian U.S. Equity
                                                                  (b)                   EQ/Emerging Markets Equity
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,691,773)   $  (1,662,284)    $   (332,111)   $     (877,203)
 Net realized gain (loss) on investments .........     (3,171,987)      (5,513,094)        (441,399)      (10,866,328)
 Change in unrealized appreciation
  (depreciation) of investments ..................    116,863,155      (36,422,233)      43,470,993         7,049,484
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................    109,999,395      (43,597,611)      42,697,483        (4,694,047)
                                                    -------------    -------------     ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    204,829,544       58,633,350       37,927,558        11,299,112
  Transfers between funds including
   guaranteed interest account, net ..............     94,094,623       20,167,833       29,826,443           833,653
  Transfers for contract benefits and
   terminations ..................................    (14,049,723)      (9,236,208)      (4,579,071)       (3,971,064)
  Contract maintenance charges ...................     (1,044,692)        (247,456)        (290,752)         (128,539)
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    283,829,752       69,317,519       62,884,178         8,033,162
                                                    -------------    -------------     ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         34,690           41,637           23,338            30,673
                                                    -------------    -------------     ------------    --------------
Increase (Decrease) in Net Assets ................    393,863,837       25,761,545      105,604,999         3,369,788
Net Assets -- Beginning of Period ................    189,510,460      163,748,915       58,595,907        55,226,119
                                                    -------------    -------------     ------------    --------------
Net Assets -- End of Period ......................  $ 583,374,297    $ 189,510,460     $164,200,906    $   58,595,907
                                                    =============    =============     ============    ==============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         37,349           13,601           20,842            21,982
 Units Redeemed ..................................         (5,404)          (4,903)         (12,421)          (20,686)
                                                    -------------    -------------     ------------    --------------
 Net Increase (Decrease) .........................         31,945            8,698            8,421             1,296
                                                    =============    =============     ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Equity 500 Index                EQ/Evergreen Omega
                                                   ------------------------------------ -------------------------------
                                                          2003               2002             2003            2002
                                                   ------------------ ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $      610,806    $    (2,094,725)  $   (509,282)   $    (87,007)
 Net realized gain (loss) on investments .........      (16,045,906)       (31,102,083)      (143,849)       (669,832)
 Change in unrealized appreciation
  (depreciation) of investments ..................      220,736,897       (112,402,812)    12,192,305      (1,002,395)
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      205,301,797       (145,599,620)    11,539,174      (1,759,234)
                                                     --------------    ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      345,658,049        147,227,196     33,289,881       7,561,160
  Transfers between funds including
   guaranteed interest account, net ..............       98,028,779         10,763,686     22,079,383       3,869,198
  Transfers for contract benefits and
   terminations ..................................      (41,942,572)       (36,136,589)    (1,357,968)       (378,925)
  Contract maintenance charges ...................       (2,616,271)        (1,182,549)      (124,516)         (6,513)
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      399,127,985        120,671,744     53,886,780      11,044,920
                                                     --------------    ---------------   ------------    ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           31,240             21,143         50,041          50,246
                                                     --------------    ---------------   ------------    ------------
Increase (Decrease) in Net Assets ................      604,461,022        (24,906,733)    65,475,995       9,335,932
Net Assets -- Beginning of Period ................      562,115,966        587,022,699     13,688,927       4,352,995
                                                     --------------    ---------------   ------------    ------------
Net Assets -- End of Period ......................   $1,166,576,988    $   562,115,966   $ 79,164,922    $ 13,688,927
                                                     ==============    ===============   ============    ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           29,226             13,432          8,602           2,117
 Units Redeemed ..................................           (9,045)            (7,334)        (1,042)           (319)
                                                     --------------    ---------------   ------------    ------------
 Net Increase (Decrease) .........................           20,181              6,098          7,560           1,798
                                                     ==============    ===============   ============    ============


                                                             EQ/FI Mid Cap               EQ/FI Small/Mid Cap Value
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,816,135)   $  (1,437,918)   $  (2,705,424)   $    (947,516)
 Net realized gain (loss) on investments .........     (1,863,134)      (3,639,341)      (1,600,306)      (1,187,033)
 Change in unrealized appreciation
  (depreciation) of investments ..................    110,251,128      (15,186,215)      95,424,357      (22,930,054)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    104,571,859      (20,263,474)      91,118,627      (25,064,603)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    184,194,346       48,533,850      141,711,337       74,289,618
  Transfers between funds including
   guaranteed interest account, net ..............     76,648,420       27,014,782       48,566,357       50,536,203
  Transfers for contract benefits and
   terminations ..................................    (10,612,699)      (6,568,178)     (12,658,043)      (8,678,442)
  Contract maintenance charges ...................       (833,547)        (173,983)      (1,089,532)        (217,462)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    249,396,520       68,806,471      176,530,119      115,929,917
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         40,741           36,186           43,753           39,558
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    354,009,120       48,579,183      267,692,499       90,904,872
Net Assets -- Beginning of Period ................    129,396,670       80,817,487      173,963,497       83,058,625
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 483,405,790    $ 129,396,670    $ 441,655,996    $ 173,963,497
                                                    =============    =============    =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         36,589           13,317           22,526           16,320
 Units Redeemed ..................................         (5,866)          (3,920)          (5,221)          (5,238)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         30,723            9,397           17,305           11,082
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/J.P. Morgan Core Bond          EQ/Janus Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  19,574,227    $  20,954,809     $ (1,740,020)   $  (1,189,407)
 Net realized gain (loss) on investments .........      6,836,665        6,579,757       (7,048,500)     (10,171,324)
 Change in unrealized appreciation
  (depreciation) of investments ..................    (12,608,630)      13,382,163       35,099,859      (18,110,980)
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     13,802,262       40,916,729       26,311,339      (29,471,711)
                                                    -------------    -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    324,982,541      135,999,901       45,309,515       25,558,312
  Transfers between funds including
   guaranteed interest account, net ..............     13,098,656      126,166,096        7,085,103       13,756,649
  Transfers for contract benefits and
   terminations ..................................    (63,323,380)     (48,903,432)      (6,244,518)      (5,903,712)
  Contract maintenance charges ...................     (2,263,132)        (893,865)        (359,825)        (123,829)
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    272,494,685      212,368,700       45,790,275       33,287,420
                                                    -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         53,435           31,578           25,884           37,176
                                                    -------------    -------------     ------------    -------------
Increase (Decrease) in Net Assets ................    286,350,382      253,317,007       72,127,498        3,852,885
Net Assets -- Beginning of Period ................    677,289,862      423,972,855       84,609,202       80,756,317
                                                    -------------    -------------     ------------    -------------
Net Assets -- End of Period ......................  $ 963,640,244    $ 677,289,862     $156,736,700    $  84,609,202
                                                    =============    =============     ============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         44,362           30,983           15,381           12,053
 Units Redeemed ..................................        (23,815)         (14,302)          (6,009)          (5,392)
                                                    -------------    -------------     ------------    -------------
 Net Increase (Decrease) .........................         20,547           16,681            9,372            6,661
                                                    =============    =============     ============    =============


                                                       EQ/Lazard Small Cap Value             EQ/Marsico Focus
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,204,923)   $  (1,330,658)   $  (4,967,673)    $   (544,667)
 Net realized gain (loss) on investments .........      2,538,989        3,970,249           10,404         (412,884)
 Change in unrealized appreciation
  (depreciation) of investments ..................    119,510,601      (38,636,586)      95,220,685       (7,855,670)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................    120,844,667      (35,996,995)      90,263,416       (8,813,221)
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    164,051,714       67,703,323      309,566,912       82,598,315
  Transfers between funds including
   guaranteed interest account, net ..............     49,402,438       44,765,963      143,130,631       41,584,213
  Transfers for contract benefits and
   terminations ..................................    (17,130,018)     (11,923,925)     (12,742,847)      (2,070,396)
  Contract maintenance charges ...................     (1,236,421)        (436,138)      (1,222,513)         (40,492)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    195,087,713      100,109,223      438,732,183      122,071,640
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         55,746           45,973           26,058           29,592
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................    315,988,126       64,158,201      529,021,657      113,288,011
Net Assets -- Beginning of Period ................    234,197,044      170,038,843      117,019,230        3,731,219
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 550,185,170    $ 234,197,044    $ 646,040,887     $117,019,230
                                                    =============    =============    =============     ============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,826           14,653           43,185           12,939
 Units Redeemed ..................................         (6,429)          (6,173)          (4,242)          (1,433)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................         16,397            8,480           38,943           11,506
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Mercury Basic Value Equity    EQ/Mercury International Value
                                                   --------------------------------- ---------------------------------
                                                         2003             2002             2003             2002
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,197,718)   $    (263,958)   $   3,500,815    $  (2,112,343)
 Net realized gain (loss) on investments .........       (976,301)      (1,210,021)     (10,579,192)     (35,922,448)
 Change in unrealized appreciation
  (depreciation) of investments ..................     93,359,178      (26,018,785)      93,663,942      (14,030,184)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     90,185,159      (27,492,764)      86,585,565      (52,064,975)
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    145,830,527       59,306,786       92,221,483       41,826,129
  Transfers between funds including
   guaranteed interest account, net ..............     62,178,557       18,291,927       (2,157,452)      (5,432,489)
  Transfers for contract benefits and
   terminations ..................................    (13,629,472)      (8,192,079)     (18,189,312)     (17,675,488)
  Contract maintenance charges ...................     (1,054,846)        (330,059)      (1,097,049)        (712,399)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    193,324,766       69,076,575       70,777,670       18,005,753
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         44,426           39,019           39,757           47,126
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    283,554,351       41,622,830      157,402,992      (34,012,096)
Net Assets -- Beginning of Period ................    183,332,772      141,709,942      258,836,166      292,848,262
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 466,887,123    $ 183,332,772    $ 416,239,158    $ 258,836,166
                                                    =============    =============    =============    =============
 Changes in Units: ...............................
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,221            7,070           26,693           43,442
 Units Redeemed ..................................         (3,335)          (2,328)         (20,291)         (41,811)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         12,886            4,742            6,402            1,631
                                                    =============    =============    =============    =============


                                                    EQ/MFS Emerging Growth Companies       EQ/MFS Investors Trust
                                                   ---------------------------------- ---------------------------------
                                                         2003              2002             2003             2002
                                                   ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,151,704)   $    (3,634,209)  $  (1,641,316)   $  (1,772,527)
 Net realized gain (loss) on investments .........    (22,176,729)       (75,535,498)     (7,187,750)     (12,204,635)
 Change in unrealized appreciation
  (depreciation) of investments ..................     77,639,425        (35,630,856)     49,526,331      (33,916,677)
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     52,310,992       (114,800,563)     40,697,265      (47,893,839)
                                                    -------------    ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     29,079,191         14,293,403      49,574,151       23,558,787
  Transfers between funds including
   guaranteed interest account, net ..............     (3,233,324)       (34,742,074)     21,168,142         (868,448)
  Transfers for contract benefits and
   terminations ..................................    (14,311,383)       (18,305,645)    (12,973,774)     (14,947,180)
  Contract maintenance charges ...................       (655,279)          (627,281)       (514,480)        (315,006)
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     10,879,205        (39,381,597)     57,254,039        7,428,153
                                                    -------------    ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         37,307             34,274          34,055           47,668
                                                    -------------    ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     63,227,504       (154,147,886)     97,985,359      (40,418,018)
Net Assets -- Beginning of Period ................    189,104,027        343,251,913     169,094,464      209,512,482
                                                    -------------    ---------------   -------------    -------------
Net Assets -- End of Period ......................  $ 252,331,531    $   189,104,027   $ 267,079,823    $ 169,094,464
                                                    =============    ===============   =============    =============
 Changes in Units: ...............................
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,859             13,197          12,458            7,481
 Units Redeemed ..................................         (6,907)           (16,767)         (4,706)          (6,587)
                                                    -------------    ---------------   -------------    -------------
 Net Increase (Decrease) .........................            952             (3,570)          7,752              894
                                                    =============    ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Money Market            EQ/Putnam Growth & Income Value
                                                   ----------------------------------- ---------------------------------
                                                          2003              2002             2003             2002
                                                   ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (6,345,741)  $    (1,090,994)  $      (9,354)   $    (226,261)
 Net realized gain (loss) on investments .........       (4,616,816)       (7,247,892)    (11,899,008)     (14,227,809)
 Change in unrealized appreciation
  (depreciation) of investments ..................        4,701,099         6,434,155     105,393,333      (76,308,492)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       (6,261,458)       (1,904,731)     93,484,971      (90,762,562)
                                                    ---------------   ---------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      501,932,442       370,679,931      64,167,189       35,773,017
  Transfers between funds including
   guaranteed interest account, net ..............     (485,896,258)      (57,533,259)     (9,847,338)       1,743,531
  Transfers for contract benefits and
   terminations ..................................     (172,298,848)     (248,787,451)    (26,172,237)     (30,903,681)
  Contract maintenance charges ...................       (1,373,126)         (779,510)     (1,242,963)      (1,007,376)
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (157,635,790)       63,579,711      26,904,651        5,605,491
                                                    ---------------   ---------------   -------------    -------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           50,937            17,551          42,964           39,055
                                                    ---------------   ---------------   -------------    -------------
Increase (Decrease) in Net Assets ................     (163,846,311)       61,692,531     120,432,586      (85,118,016)
Net Assets -- Beginning of Period ................      751,786,156       690,093,625     351,718,370      436,836,386
                                                    ---------------   ---------------   -------------    -------------
Net Assets -- End of Period ......................  $   587,939,845   $   751,786,156   $ 472,150,956    $ 351,718,370
                                                    ===============   ===============   =============    =============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           68,003            84,388          10,810            9,492
 Units Redeemed ..................................          (72,741)          (82,349)         (8,115)          (9,152)
                                                    ---------------   ---------------   -------------    -------------
 Net Increase (Decrease) .........................           (4,738)            2,039           2,695              340
                                                    ===============   ===============   =============    =============


                                                           EQ/Putnam Voyager               EQ/Small Company Index
                                                   ---------------------------------- ---------------------------------
                                                         2003              2002             2003             2002
                                                   ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,899,990)   $    (3,132,075)   $ (1,442,046)   $     (485,553)
 Net realized gain (loss) on investments .........    (20,913,527)       (29,844,308)       (568,509)       (1,654,768)
 Change in unrealized appreciation
  (depreciation) of investments ..................     69,278,542        (45,740,981)     54,420,650       (12,383,948)
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     45,465,025        (78,717,364)     52,410,095       (14,524,269)
                                                    -------------    ---------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     36,307,515         17,509,993      77,910,036        24,794,118
  Transfers between funds including
   guaranteed interest account, net ..............     (6,323,694)       (21,478,033)     44,078,993         4,733,629
  Transfers for contract benefits and
   terminations ..................................    (14,644,139)       (18,311,605)     (5,785,341)       (4,001,647)
  Contract maintenance charges ...................       (799,156)          (724,930)       (478,317)         (132,359)
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     14,540,526        (23,004,575)    115,725,371        25,393,741
                                                    -------------    ---------------    ------------    --------------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......         39,129             27,155          34,116            31,641
                                                    -------------    ---------------    ------------    --------------
Increase (Decrease) in Net Assets ................     60,044,680       (101,694,784)    168,169,582        10,901,113
Net Assets -- Beginning of Period ................    194,998,087        296,692,871      72,085,320        61,184,207
                                                    -------------    ---------------    ------------    --------------
Net Assets -- End of Period ......................  $ 255,042,767    $   194,998,087    $240,254,902    $   72,085,320
                                                    =============    ===============    ============    ==============
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,046              4,370          13,765             4,784
 Units Redeemed ..................................         (5,580)            (6,558)         (2,633)           (1,942)
                                                    -------------    ---------------    ------------    --------------
 Net Increase (Decrease) .........................          1,466             (2,188)         11,132             2,842
                                                    =============    ===============    ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/Technology               U.S. Real Estate (h)
                                                     -----------------------------------   ----------------------
                                                           2003               2002                  2003
                                                     ----------------   ----------------   ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................    $  (1,285,045)     $  (1,163,405)          $   (2,617)
 Net realized gain (loss) on investments .........      (11,109,408)       (37,340,499)                 703
 Change in unrealized appreciation
  (depreciation) of investments ..................       41,419,879         (5,130,798)              50,555
                                                      -------------      -------------           ----------
 Net increase (decrease) in net assets from
  operations .....................................       29,025,426        (43,634,702)              48,641
                                                      -------------      -------------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       30,194,363          9,718,942            1,928,600
  Transfers between funds including
   guaranteed interest account, net ..............        6,289,664         (3,670,731)              81,369
  Transfers for contract benefits and
   terminations ..................................       (4,742,466)        (4,852,300)                (342)
  Contract maintenance charges ...................         (224,650)          (130,403)                  --
                                                      -------------      -------------           ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       31,516,911          1,065,508            2,009,627
                                                      -------------      -------------           ----------
 Net increase (decrease) in amount retained by
  Equitable Life in Separate Account No. 49 ......           34,083             26,739                2,617
                                                      -------------      -------------           ----------
Increase (Decrease) in Net Assets ................       60,576,420        (42,542,455)           2,060,885
Net Assets -- Beginning of Period ................       60,272,374        102,814,829                   --
                                                      -------------      -------------           ----------
Net Assets -- End of Period ......................      120,848,794      $  60,272,374           $2,060,885
                                                      =============      =============           ==========
Changes in Units:
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           20,720             15,360                  188
 Units Redeemed ..................................          (12,170)           (15,247)                  --
                                                      -------------      -------------           ----------
 Net Increase (Decrease) .........................            8,550                113                  188
                                                      =============      =============           ==========

-------
(a) Commenced operations on January 14, 2002.
(b) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(c) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(d) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).
(e) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(f) A substitution of EQ/Alliance Growth Investors Portfolio for AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(g) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(h) Commenced operations on September 22, 2003.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2003

1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Barr Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). EQAT commenced operations on May 1, 1997. VIP commenced operations on December 31, 2001. The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 48 variable investment options(1):
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation(2)
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity(3)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(4)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o AXA Rosenberg VIT Value Long/Short Equity
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(6)
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/J.P. Morgan Core Bond
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value(8)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market(5)
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager(6)
o EQ/Small Company Index
o EQ/Technology(7)
o U.S. Real Estate

----------
 (1) Effective May 18, 2001 the names of the EQAT investment options include
     EQ/.
 (2) Formerly known as EQ/Balanced.
 (3) Formerly known as EQ/Aggressive Stock.
 (4) Formerly known as EQ/High Yield.
 (5) Formerly known as EQ/Alliance Money Market.
 (6) Formerly known as EQ/Putnam Investors Growth.
 (7) Formerly known as EQ/Alliance Technology.
 (8) Formerly known as EQ/Putnam International Equity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Equitable Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Equitable Accumulator issued after April 1, 2002, Equitable Accumulator issued after May 1, 1997, Equitable Accumulator issued after March 1, 2000, Equitable Accumulators Elite, Plus and Select, Equitable Accumulator Elite II, Equitable Accumulator Select II deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. Equitable Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003,

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

1. Organization (Concluded)

   Equitable Accumulator Select, Equitable Accumulator Select II, Equitable Accumulator Plus, and Equitable Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Express is offered with the same variable investment options for use as an NQ or IRA. Equitable Accumulator Advisor is offered with the same variable investment options for use as an NQ, QP or IRA. Equitable Accumulator Select issued after September 15, 2003 is offered with the same variable investment options for use as an NQ, IRA or TSA. The Equitable Accumulators issued after May 1, 1997, March 1, 2000, April 1, 2002 and September 15, 2003 IRA, NQ, QP and TSA, the Equitable Accumulator Select, Equitable Accumulator Elite and Elite II IRA, NQ, QP and TSA, the Equitable Accumulator Select NQ, IRA and TSA, and the Equitable Accumulator Plus IRA, NQ, QP and TSA, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The Account supports the operations of various Equitable Life variable annuity products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's statement of position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from the Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003


2. Significant Accounting Policies (Concluded)

   amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Elite, and Equitable Accumulator Elite II. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under Equitable Accumulator issued after April 1, 2002, Equitable Accumulator Plus, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Select, and Equitable Accumulator Elite.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                       Purchases        Sales
                                                    -------------- -------------
AXA Aggressive Allocation .......................    $  6,600,480   $      2,715
AXA Conservative Allocation .....................       5,314,459        223,622
AXA Conservative-Plus Allocation ................       8,840,493        261,811
AXA Moderate Allocation .........................      25,534,304     16,094,594
AXA Moderate-Plus Allocation ....................      25,534,094        364,208
AXA Premier VIP Aggressive Equity ...............      27,087,577     11,112,660
AXA Premier VIP Core Bond .......................     362,471,894     49,852,520
AXA Premier VIP Health Care .....................      79,887,893      7,199,059
AXA Premier High Yield ..........................     458,831,421     66,206,731
AXA Premier VIP International Equity ............     119,639,674     48,297,493
AXA Premier VIP Large Cap Core Equity ...........      63,286,538      5,476,243
AXA Premier VIP Large Cap Growth ................     125,207,367      7,628,599
AXA Premier VIP Large Cap Value .................     124,681,861      5,978,480
AXA Premier VIP Small/Mid Cap Growth ............     160,883,277     10,171,093
AXA Premier VIP Small/Mid Cap Value .............     133,048,705      6,641,798
AXA Premier VIP Technology ......................      61,352,846     18,359,720
AXA Rosenberg VIT Value Long/Short Equity .......         980,571          3,525
EQ/Alliance Common Stock ........................     244,763,345     61,014,937
EQ/Alliance Growth and Income ...................     273,530,529     17,920,368
EQ/Alliance Immediate Government Securities .....     288,106,205    136,446,193
EQ/Alliance International .......................     445,585,126    287,419,313
EQ/Alliance Premier Growth ......................      76,822,597     40,763,534
EQ/Alliance Quality Bond ........................     193,247,017     24,169,291
EQ/Alliance Small Cap Growth ....................     387,848,261    299,523,795
EQ/Bernstein Diversified Value ..................     405,217,623     31,103,765
EQ/Calvert Socially Responsible .................      16,275,036      2,033,187
EQ/Capital Guardian International ...............     265,540,712    119,521,303
EQ/Capital Guardian Research ....................     156,583,187     36,022,194
EQ/Capital Guardian U.S. Equity .................     297,625,040     17,452,534
EQ/Emerging Markets Equity ......................     123,743,294     61,167,888
EQ/Equity 500 Index .............................     600,217,426    200,442,014
EQ/Evergreen Omega ..............................      56,790,500      3,377,405
EQ/FI MidCap ....................................     261,113,585     15,483,578
EQ/FI Small/Mid Cap Value .......................     193,061,223     19,174,194
EQ/JP Morgan Core Bond ..........................     428,669,395    136,546,905
EQ/Janus Large Cap Growth .......................      60,684,023     16,624,623
EQ/Lazard Small Cap Value .......................     228,652,825     33,595,297
EQ/Marsico Focus ................................     443,721,017      9,929,449
EQ/Mercury Basic Value Equity ...................     209,010,954     17,850,586

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

3. Purchases and Sales of Investments (Concluded)

                                                  Purchases          Sales
                                              ---------------- ----------------
EQ/Mercury International Value ............      267,712,034      193,394,070
EQ/MFS Emerging Growth Companies ..........       64,713,104       56,960,871
EQ/MFS Investors Trust ....................       75,178,507       19,531,280
EQ/Money Market ...........................    1,184,509,865    1,348,268,025
EQ/Putnam Growth and Income Value .........       88,745,489       61,807,230
EQ/Putnam Voyager .........................       59,214,703       47,535,037
EQ/Small Company Index ....................      124,914,965       10,597,523
EQ/Technology .............................       60,356,945       30,090,995
U.S Real Estate ...........................        2,029,640           20,013

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% to 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP. AXA Rosenberg Investment Management LLC serves as investment manager for the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------------
 May 2, 2003         Removed Portfolio                          Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                     EQ/International Equity Index Portfolio    EQ/Alliance International Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B      10,628,740                                10,208,338
Value -- Class B     $ 75,262,126                              $ 75,262,126
Net Assets before    $ 75,262,126                              $ 44,189,284
Net Assets after                                               $119,451,410
-----------------------------------------------------------------------------------------------------
 November 22, 2002    Removed Portfolio                        Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                      EQ/MFS Research Portfolio                EQ/Capital Guardian Research Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B      28,166,798                                28,318,252
Value -- Class B     $247,678,229                              $247,678,229
Net Assets before    $247,678,229                              $ 89,132,261
Net Assets after                                               $336,810,490
-----------------------------------------------------------------------------------------------------
                     EQ/Alliance Growth Investors Portfolio    EQ/Balanced Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B       1,893,178                                 2,046,157
Value -- Class B     $ 26,463,915                              $ 26,463,915
Net Assets before    $ 26,463,915                              $ 86,658,237
Net Assets after                                               $113,122,152
-----------------------------------------------------------------------------------------------------
                     EQ/Alliance Global Portfolio              EQ/Alliance International Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B       1,327,647                                 2,127,390
Value -- Class B     $ 15,620,807                              $ 15,620,807
Net Assets before    $ 15,620,807                              $ 12,598,522
Net Assets after                                               $ 28,219,329
-----------------------------------------------------------------------------------------------------
 July 12, 2002       Removed Portfolio                         Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                     EQ/AXP New Dimensions                     EQ/Capital Guardian U.S.
                     Portfolio                                 Equity Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B         199,156                               143,629,467
Value -- Class B     $  1,152,217                              $  1,152,217
Net Assets before    $  1,152,217                              $139,282,381
Net Assets after                                               $140,434,598
-----------------------------------------------------------------------------------------------------
                     EQ/AXP Strategy                           EQ/Alliance Small
                     Aggressive Portfolio                      Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------
Shares -- Class B         110,236                                    34,389
Value -- Class B     $    328,529                              $    328,529
Net Assets before    $    328,529                              $157,608,140
Net Assets after                                               $157,936,669
-----------------------------------------------------------------------------------------------------

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected select from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged in the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:

                                                                            Asset-based                    Current     Maximum
                                                          Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                          Expense Risks       Charge          Charge        Charge     Charge
                                                         --------------- ---------------- -------------- ----------- ----------
Equitable Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Equitable Accumulator Express ........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ........................................   0.90%           0.30%            --             1.20%       1.20%
Equitable Accumulator issued after April 1, 2002 .....   0.75%           0.25%            0.20%          1.20%       1.20%
Equitable Accumulator issued after
  September 15, 2003 .................................   0.75%           0.30%            0.20%          1.25%       1.25%
Equitable Accumulator issued after May 1, 1997 .......   1.10%           0.25%            --             1.35%       1.35%
Equitable Accumulator Plus ...........................   0.90%           0.25%            0.25%          1.40%       1.40%
Equitable Accumulator Plus issued after
  September 15, 2003 .................................   0.90%           0.35%            0.25%          1.50%       1.50%
Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Equitable Accumulator Elite, Plus, Select ............   1.10%           0.25%            0.25%          1.60%       1.60%
Equitable Accumulator Elite issued after
  September 15, 2003 .................................   1.10%           0.30%            0.25%          1.65%       1.65%
Equitable Accumulator Select issued after
  September 15, 2003 .................................   1.10%           0.25%            0.35%          1.70%       1.70%
Equitable Accumulator Elite II .......................   1.10%           0.25%            0.45%          1.80%       1.80%
Equitable Accumulator Select II ......................   1.10%           0.35%            0.45%          1.90%       1.90%

The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                          When charge
Charges                                   is deducted                    Amount deducted                    How deducted
-------------------------------  -------------------------------  -------------------------------  -------------------------------
Charges for state premium        At time of transaction           Varies by state                  Applied to an annuity payout
and other applicable taxes                                                                         option

Charge for Trust expenses        Daily                            Varies by portfolio              Unit value

Annual Administrative charge     Annually on each contract        Depending on account value,      Unit liquidation from
                                 date anniversary.                in Years 1 to 2 lesser of $30    account value
                                                                  or 2% of account value,
                                                                  thereafter $30

Variable Immediate Annuity       At time of transaction           $350 annuity administrative      Unit liquidation from
payout option administrative                                      fee                              account value
fee

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

6. Asset Charges (Concluded)

                                          When charge
Charges                                   is deducted                    Amount deducted                    How deducted
-------------------------------  -------------------------------  -------------------------------  -------------------------------
Withdrawal charge                At time of transaction           Low - During the first seven     Unit liquidation from account
                                                                  contract years following a       value
                                                                  contribution, a 7% charge is
                                                                  deducted from amounts withdrawn
                                                                  that exceed 10% of your account
                                                                  value.

                                                                  High - During the first eight
                                                                  contract years following a
                                                                  contribution, a charge will be
                                                                  deducted from amounts
                                                                  withdrawn that exceed 10% of
                                                                  your account value. The charge
                                                                  is 8% in the first two
                                                                  contract years following a
                                                                  contribution; the charge is 7%
                                                                  in the third and fourth
                                                                  contract years following a
                                                                  contribution; thereafter it
                                                                  declines by 1% each year in
                                                                  the fifth to eighth contract
                                                                  year

BaseBuilder benefit charge       Annually on each contract        0.30%                            Unit liquidation from account
                                 date anniversary.                                                 value

Protection Plus                  Annually on each contract        Low - 0.20%                      Unit liquidation from account
                                 date anniversary.                                                 value
                                                                  High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85       Annually on each contract        Low - 0.20% of the Annual        Unit liquidation from account
                                 date anniversary.                rachet to age 85 benefit base    value

                                                                  High - 0.30% of the Annual
                                                                  rachet to age 85 benefit base

  Greater of 5% rollup to age    Annually on each contract        0.50% of the greater of 5%       Unit liquidation from account
  85 or annual rachet to age 85  date anniversary.                roll-up to age 85 or annual      value
                                                                  rachet to age 85 benefit base

  6% rollup to age 85            Annually on each contract        Low - 0.35% of the 6%            Unit liquidation from account
                                 date anniversary.                roll-up to age 85 benefit base   value

                                                                  High - 0.45% of the 6%
                                                                  roll-up to age 85 benefit base

  Greater of 6% rollup to age    Annually on each contract        Low - 0.45% of the 6%            Unit liquidation from account
  85 or annual rachet to age     date anniversary.                roll-up to age 85 benefit base   value
  85                                                              or the Annual ratchet to age
                                                                  85 benefit base, as applicable

                                                                  High - 0.60% of the 6%
                                                                  roll-up to age 85 benefit base
                                                                  or the Annual ratchet to age
                                                                  85 benefit base, as applicable

Guaranteed Minimum Income        Annually on each contract        Low - 0.45%                      Unit liquidation from account
Benefit                          date anniversary.                                                 value
                                                                  High - 0.60%

Guaranteed Principal Benefit     Annually on first 10 contract    0.05%                            Unit liquidation from account
charge                           date anniversaries                                                value

Net Loan Interest charge for     At time of transaction           2.00%                            Unit liquidation from account
Rollover TSA contracts only.                                                                       value

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
-------------------------
  2003   Unit Value 1.25% to 1.70%
         Lowest contract charge 1.25% Class B (t)       $ 10.68               --                --            --            6.80%
         Highest contract charge 1.70% Class B (t)      $ 10.66               --                --            --            6.62%
         All contract charges                                --              625          $  6,664          1.20%             --
AXA Conservative Allocation
---------------------------
  2003   Unit Value 1.25% to 1.70%                           --               --                --            --              --
         Lowest contract charge 1.25% Class B (t)       $ 10.32               --                --            --            3.76%
         Highest contract charge 1.70% Class B (t)      $ 10.30               --                --            --            3.00%
         All contract charges                                --              483          $  4,989          3.76%             --
AXA Conservative-Plus Allocation
--------------------------------
  2003   Unit Value 1.25% to 1.70%                           --               --                --            --              --
         Lowest contract charge 1.25% Class B (t)       $ 10.42               --                --            --            4.83%
         Highest contract charge 1.70% Class B (t)      $ 10.41               --                --            --            4.10%
         All contract charges                                --              821          $  8,552          4.83%             --
AXA Moderate Allocation (r)(j)
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --               --                --            --              --
         Lowest contract charges 0.50% Class B (m)      $ 48.11               --                --            --           18.54%
         Highest contract charges 1.90% Class B (a)     $ 37.31               --                --            --           16.86%
         All contract charges                                --           18,997          $653,817          3.59%             --
  2002   Lowest contract charges 0.50% Class B (m)      $ 40.59               --                --            --          (11.86)%
         Highest contract charges 1.90% Class B (a)     $ 31.93               --                --            --          (14.37)%
         All contract charges                                --            3,929          $137,208          2.19%             --
  2001   Lowest contract charges 0.95% Class B (d)      $ 43.48               --                --            --          ( 5.55)%
         Highest contract charges 1.90% Class B (a)     $ 37.29               --                --            --            5.14%
         All contract charges                                --              507          $ 20,337          3.88%             --
  2000   Lowest contact charges 0.95% Class B                --               --                --            --              --
         Highest contract charges 1.60% Class B              --               --                --            --              --
         All contract charges                                --               --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --               --                --            --              --
         Highest contact charges 1.60% Class B               --               --                --            --              --
         All contract charges                                --               --                --            --              --
AXA Moderate-Plus Allocation
----------------------------
  2003   Unit Value 1.25% to 1.70%                          --                --                --            --              --
         Lowest contract charge 1.25% Class B (t)      $ 10.68                --                --            --            6.80%
         Highest contract charge 1.70% Class B (t)     $ 10.66                --                --            --            6.60%
         All contract charges                               --             2,415          $ 25,768          2.70%             --
AXA Premier VIP Aggressive Equity
---------------------------------
  2003   Unit Value 0.50% to 1.90%*                         --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)     $ 56.83                --                --            --           36.82%
         Highest contract charges 1.90% Class B (a)    $ 44.08                --                --            --           34.92%
         All contract charges                               --             2,180          $101,344          0.00%             --
  2002   Lowest contract charges 0.50% Class B (h)     $ 41.54                --                --            --          (29.22)%
         Highest contract charges 1.90% Class B (a)    $ 32.67                --                --            --          (30.23)%
         All contract charges                               --             1,711          $ 60,793          0.01%             --
  2001   Lowest contract charges 0.50% Class B (h)     $ 58.69                --                --            --          (25.55)%
         Highest contract charges 1.90% Class B (a)    $ 46.83                --                --            --           13.23%
         All contract charges                               --             1,907          $ 96,588          0.28%             --
  2000   Lowest contact charges 0.50% Class B (h)      $ 78.83                --                --            --          (13.77)%
         Highest contract charges 1.60% Class B        $ 66.77                --                --            --          (14.73)%
         All contract charges                               --             1,965          $135,269          0.17%             --
  1999   Lowest contact charges 0.95% Class B (d)      $ 85.83                --                --            --           17.42%
         Highest contact charges 1.60% Class B         $ 78.30                --                --            --           16.64%
         All contract charges                               --             1,517          $123,032          0.14%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Core Bond
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 11.11                --                --            --         3.67%
         Highest contract charge 1.90% Class B (l)      $ 10.80                --                --            --         1.79%
         All contract charges                                --            47,365          $516,125          3.67%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.76                --                --            --         5.39%
         Highest contract charge 1.90% Class B (l)      $ 10.61                --                --            --         4.02%
         All contract charges                                --            19,201          $204,776          5.63%          --
AXA Premier VIP Health Care
---------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.16                --                --            --        27.47%
         Highest contract charge 1.90% Class B (l)      $  9.87                --                --            --        25.73%
         All contract charges                                --            11,382          $113,739          1.55%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.97                --                --            --       (19.41)%
         Highest contract charge 1.90% Class B (l)      $  7.85                --                --            --       (20.63)%
         All contract charges                                --             3,195          $ 25,215            --           --
AXA Premier VIP High Yield
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charges 0.50% Class B (h)      $ 31.80                --                --            --        21.93%
         Highest contract charges 1.90% Class B (a)     $ 24.99                --                --            --        20.21%
         All contract charges                                --            25,622          $673,178          7.02%          --
  2002   Lowest contract charges 0.50% Class B (h)      $ 26.08                --                --            --       ( 3.41)%
         Highest contract charges 1.90% Class B (a)     $ 20.79                --                --            --       ( 4.76)%
         All contract charges                                --            10,205          $228,627         10.07%          --
  2001   Lowest contract charges 0.50% Class B (h)      $ 27.00                --                --            --         0.19%
         Highest contract charges 1.90% Class B (a)     $ 21.83                --                --            --         5.85%
         All contract charges                                --             8,008          $187,477         10.30%          --
  2000   Lowest contact charges 0.50% Class B (h)       $ 26.95                --                --            --       ( 9.35)%
         Highest contract charges 1.60% Class B         $ 23.07                --                --            --       (10.34)%
         All contract charges                                --             6,613          $156,909         11.18%          --
  1999   Lowest contact charges 0.95% Class B (d)       $ 28.03                --                --            --       ( 4.50)%
         Highest contact charges 1.60% Class B          $ 25.73                --                --            --       ( 5.13)%
         All contract charges                                --             5,951          $157,921         12.15%          --
AXA Premier International Equity
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $ 10.52                --                --            --        33.67%
         Highest contract charge 1.90% Class B (l)      $ 10.23                --                --            --        31.83%
         All contract charges                                --            11,346          $117,579          0.85%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.87                --                --            --       (18.61)%
         Highest contract charge 1.90% Class B (l)      $  7.76                --                --            --       (19.75)%
         All contract charges                                --             3,212          $ 25,053            --           --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  9.83                --                --            --        27.46%
         Highest contract charge 1.90% Class B (l)      $  9.55                --                --            --        25.66%
         All contract charges                                --            10,567          $102,131          0.19%          --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --           --
         Lowest contract charge 0.50% Class B (l)       $  7.71                --                --            --       (22.59)%
         Highest contract charge 1.90% Class B (l)      $  7.60                --                --            --       (23.69)%
         All contract charges                                --             3,689          $ 28,181          0.49%          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.90                --                --            --           30.12%
         Highest contract charge 1.90% Class B (l)     $   8.65                --                --            --           28.15%
         All contract charges                                --            22,496          $197,050            --              --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   6.84                --                --            --          (30.13)%
         Highest contract charge 1.90% Class B (l)     $   6.75                --                --            --          (30.98)%
         All contract charges                                --             7,258          $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $  10.40                --                --            --           30.32%
         Highest contract charge 1.90% Class B (l)     $  10.11                --                --            --           28.63%
         All contract charges                                --            20,239          $206,969          2.87%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   7.98                --                --            --          (18.82)%
         Highest contract charge 1.90% Class B (l)     $   7.86                --                --            --          (20.04)%
         All contract charges                                --             6,974          $ 55,122          1.00%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.72                --                --            --           39.52%
         Highest contract charge 1.90% Class B (l)     $   8.48                --                --            --           37.67%
         All contract charges                                --            28,678          $246,717          2.16%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   6.25                --                --            --          (36.61)%
         Highest contract charge 1.90% Class B (l)     $   6.16                --                --            --          (37.46)%
         All contract charges                                --             8,322          $ 51,568            --              --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $  10.40                --                --            --           39.95%
         Highest contract charge 1.90% Class B (l)     $  10.11                --                --            --           37.90%
         All contract charges                                --            21,347          $218,393          0.94%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   7.43                --                --            --          (23.64)%
         Highest contract charge 1.90% Class B (l)     $   7.33                --                --            --          (24.59)%
         All contract charges                                --             6,540          $ 48,169            --              --
AXA Premier VIP Technology
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   8.96                --                --            --           56.90%
         Highest contract charge 1.90% Class B (l)     $   8.71                --                --            --           54.71%
         All contract charges                                --             7,597          $ 67,141          4.79%             --
  2002   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charge 0.50% Class B (l)      $   5.71                --                --            --          (44.02)%
         Highest contract charge 1.90% Class B (l)     $   5.63                --                --            --          (44.75)%
         All contract charges                                --             2,311          $ 13,072            --              --
AXA Rosenberg VIT Value Long/Short Equity
-----------------------------------------
  2003   Unit Value 1.25% to 1.70%                           --                --                --            --              --
         Lowest contract charge 1.25% Class B (t)      $  10.17                --                --            --            1.72%
         Highest contract charge 1.70% Class B (t)     $  10.16                --                --            --            1.60%
         All contract charges                                --                95          $    966            --              --
EQ/Alliance Common Stock
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)     $ 268.33                --                --            --           48.81%
         Highest contract charges 1.90% Class B (a)    $ 180.69                --                --            --           46.72%
         All contract charges                                --             5,325          $877,988          1.30%             --

                                      A-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock
------------------------
  2002   Lowest contract charges 0.50% Class B (h)      $ 180.32               --                --            --           (33.67)%
         Highest contract charges 1.90% Class B (a)     $ 123.15               --                --            --           (34.61)%
         All contract charges                                 --            3,226          $453,046          0.05%              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 271.84               --                --            --           (11.19)%
         Highest contract charges 1.90% Class B (a)     $ 188.32               --                --            --             9.33%
         All contract charges                                 --            3,478          $743,618          2.15%              --
  2000   Lowest contact charges 0.50% Class B (h)       $ 306.09               --                --            --           (14.67)%
         Highest contract charges 1.60% Class B         $ 232.08               --                --            --           (15.61)%
         All contract charges                                 --            3,465          $846,591          0.45%              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 321.89               --                --            --            23.70%
         Highest contact charges 1.60% Class B          $ 275.01               --                --            --            22.89%
         All contract charges                                 --            2,804          $817,163          0.58%              --
EQ/Alliance Growth and Income
-----------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  27.85               --                --            --            29.80%
         Highest contract charges 1.90% Class B (l)     $  24.09               --                --            --            27.93%
         All contract charges                                 --           17,280          $427,793          1.61%              --
  2002   Lowest contract charges 0.50% Class B (l)      $  21.46               --                --            --           (20.16)%
         Highest contract charges 1.90% Class B (l)     $  18.83               --                --            --           (21.21)%
         All contract charges                                 --            5,280          $104,247          2.86%              --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --               --
         Highest contract charges 1.90% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  2000   Lowest contact charges 0.50% Class B                 --               --                --            --               --
         Highest contract charges 1.60% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  1999   Lowest contact charges 0.95% Class B                 --               --                --            --               --
         Highest contact charges 1.60% Class B                --               --                --            --               --
         All contract charges                                 --               --                --            --               --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  20.69               --                --            --             1.61%
         Highest contract charges 1.90% Class B (l)     $  17.27               --                --            --             0.22%
         All contract charges                                 --           17,987          $328,020          4.53%              --
  2002   Lowest contract charges 0.50% Class B (l)      $  20.36               --                --            --             8.41%
         Highest contract charges 1.90% Class B (l)     $  17.23               --                --            --             7.22%
         All contract charges                                 --           10,061          $183,406         10.01%              --
  2001   Lowest contract charges 0.50% Class B                --               --                --            --               --
         Highest contract charges 1.90% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  2000   Lowest contact charges 0.50% Class B                 --               --                --            --               --
         Highest contract charges 1.60% Class B               --               --                --            --               --
         All contract charges                                 --               --                --            --               --
  1999   Lowest contact charges 0.95% Class B                 --               --                --            --               --
         Highest contact charges 1.60% Class B                --               --                --            --               --
         All contract charges                                 --               --                --            --               --
EQ/Alliance International (q)(s)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                           --               --                --            --               --
         Lowest contract charges 0.50% Class B (l)      $  12.29               --                --            --            34.47%
         Highest contract charges 1.90% Class B (l)     $  10.86               --                --            --            32.60%
         All contract charges                                 --           20,522          $232,935          2.53%              --
  2002   Lowest contract charges 0.50% Class B (l)      $   9.14               --                --            --           ( 9.33)%
         Highest contract charges 1.90% Class B (l)     $   8.19               --                --            --           (10.49)%
         All contract charges                                 --            3,406          $ 29,069            --               --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance International (q)(s)
--------------------------------
  2001   Lowest contract charges 0.50% Class B               --                --                --            --              --
         Highest contract charges 1.90% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Alliance Premier Growth
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B(h)       $  6.12                --                --            --           22.65%
         Highest contract charges 1.90% Class B (a)     $  5.73                --                --            --           20.89%
         All contract charges                                --            55,750          $326,649            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  4.99                --                --            --          (31.55)%
         Highest contract charges 1.90% Class B (a)     $  4.74                --                --            --          (32.48)%
         All contract charges                                --            48,237          $232,039            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  7.29                --                --            --          (24.30)%
         Highest contract charges 1.90% Class B (a)     $  7.02                --                --            --            4.83%
         All contract charges                                --            49,585          $347,643          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  9.63                --                --            --          (18.80)%
         Highest contract charges 1.60% Class B (c)     $  9.45                --                --            --          (19.71)%
         All contract charges                                --            41,078          $388,954          0.79%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.82                --                --            --           18.24%
         Highest contact charges 1.60% Class B (c)      $ 11.77                --                --            --           17.72%
         All contract charges                                --            14,323          $168,756          0.73%             --
EQ/Alliance Quality Bond
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (l)      $ 16.96                --                --            --            3.03%
         Highest contract charges 1.90% Class B (l)     $ 14.67                --                --            --            1.59%
         All contract charges                                --            16,832          $258,083          3.60%             --
  2002   Lowest contract charges 0.50% Class B (l)      $ 16.46                --                --            --            5.92%
         Highest contract charges 1.90% Class B (l)     $ 14.44                --                --            --            4.49%
         All contract charges                                --             5,930          $ 89,679          7.92%             --
  2001   Lowest contract charges 0.50% Class B               --                --                --            --              --
         Highest contract charges 1.90% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Alliance Small Cap Growth (o)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.47                --                --            --           40.21%
         Highest contract charges 1.90% Class B (a)     $ 13.16                --                --            --           38.25%
         All contract charges                                --            24,622          $333,931            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.32                --                --            --          (30.55)%
         Highest contract charges 1.90% Class B (a)     $  9.52                --                --            --          (31.56)%
         All contract charges                                --            16,457          $160,910            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.86                --                --            --          (13.70)%
         Highest contract charges 1.90% Class B (a)     $ 13.91                --                --            --           14.37%
         All contract charges                                --            14,714          $209,134          1.04%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (o)
--------------------------------
  2000   Lowest contact charges 0.50% Class B (h)       $ 17.22                --                --            --           13.08%
         Highest contract charges 1.60% Class B         $ 16.53                --                --            --           11.84%
         All contract charges                                --            13,841          $230,265            --              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 15.04                --                --            --           26.41%
         Highest contact charges 1.60% Class B          $ 14.78                --                --            --           25.57%
         All contract charges                                --             7,780          $115,688            --              --
EQ/Bernstein Diversified Value
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.56                --                --            --           28.17%
         Highest contract charges 1.90% Class B (a)     $ 12.45                --                --            --           26.28%
         All contract charges                                --            70,973          $907,823          1.69%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.58                --                --            --          (14.05)%
         Highest contract charges 1.90% Class B (a)     $  9.86                --                --            --          (15.29)%
         All contract charges                                --            36,996          $373,343          1.59%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.31                --                --            --            2.50%
         Highest contract charges 1.90% Class B (a)     $ 11.64                --                --            --            7.18%
         All contract charges                                --            21,630          $256,192          1.05%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 12.01                --                --            --           (2.45)%
         Highest contract charges 1.60% Class B         $ 11.61                --                --            --           (3.57)%
         All contract charges                                --            14,989          $174,965          0.89%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 12.20                --                --            --            2.55%
         Highest contact charges 1.60% Class B          $ 12.04                --                --            --            1.95%
         All contract charges                                --            11,006          $133,082          2.97%             --
EQ/Calvert Socially Responsible
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (k)      $  8.25                --                --            --           27.31%
         Highest contract charges 1.90% Class B (a)     $  7.75                --                --            --           25.41%
         All contract charges                                --             2,756          $ 21,924            --              --
  2002   Lowest contract charges 0.50% Class B (k)      $  6.48                --                --            --          (26.78)%
         Highest contract charges 1.90% Class B (a)     $  6.18                --                --            --          (27.80)%
         All contract charges                                --               731          $  4,578            --              --
  2001   Lowest contract charges 0.50% Class B (k)      $  8.85                --                --            --            2.89%
         Highest contract charges 1.90% Class B (a)     $  8.56                --                --            --            7.16%
         All contract charges                                --                38          $    328            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Capital Guardian International
---------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  9.92                --                --            --           31.91%
         Highest contract charges 1.90% Class B (a)     $  9.29                --                --            --           30.11%
         All contract charges                                --            34,025          $323,809          1.54%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.52                --                --            --          (15.51)%
         Highest contract charges 1.90% Class B (a)     $  7.14                --                --            --          (16.69)%
         All contract charges                                --            15,843          $114,882          1.42%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.90                --                --            --          (21.24)%
         Highest contract charges 1.90% Class B (a)     $  8.57                --                --            --            7.25%
         All contract charges                                --            11,548          $ 99,965          1.77%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.30                --                --            --          (19.50)%
         Highest contract charges 1.60% Class B (c)     $ 11.09                --                --            --          (20.39)%
         All contract charges                                --             9,845          $109,358          0.47%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian International
---------------------------------
  1999   Lowest contact charges 0.95% Class B (d)       $ 14.00                --                --            --           39.96%
         Highest contact charges 1.60% Class B (c)      $ 13.93                --                --            --           39.35%
         All contract charges                                --             2,778          $ 38,743            --              --
EQ/Capital Guardian Research (p)
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.76                --                --            --           30.90%
         Highest contract charges 1.90% Class B (a)     $ 10.07                --                --            --           29.10%
         All contract charges                                --            54,622          $562,488          0.48%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  8.22                --                --            --          (25.07)%
         Highest contract charges 1.90% Class B (a)     $  7.80                --                --            --          (26.14)%
         All contract charges                                --            40,818          $324,026          0.43%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 10.97                --                --            --           (2.49)%
         Highest contract charges 1.90% Class B (a)     $ 10.56                --                --            --           11.48%
         All contract charges                                --             7,485          $ 79,895          0.22%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.25                --                --            --            5.38%
         Highest contract charges 1.60% Class B (c)     $ 11.04                --                --            --            4.15%
         All contract charges                                --             5,673          $ 62,742          1.69%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.64                --                --            --            6.42%
         Highest contact charges 1.60% Class B (c)      $ 10.60                --                --            --            5.95%
         All contract charges                                --             1,972          $ 20,913          0.42%             --
EQ/Capital Guardian U.S. Equity (n)
-----------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.71                --                --            --           35.74%
         Highest contract charges 1.90% Class B (a)     $ 10.02                --                --            --           33.78%
         All contract charges                                --            56,813          $583,096          0.39%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.89                --                --            --          (24.06)%
         Highest contract charges 1.90% Class B (a)     $  7.49                --                --            --          (25.10)%
         All contract charges                                --            24,868          $189,328          0.42%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 10.39                --                --            --           (2.53)%
         Highest contract charges 1.90% Class B (a)     $ 10.00                --                --            --           12.51%
         All contract charges                                --            16,170          $163,523          0.32%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.66                --                --            --            3.07%
         Highest contract charges 1.60% Class B (c)     $ 10.46                --                --            --            1.95%
         All contract charges                                --            11,617          $121,719          2.33%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.31                --                --            --            3.07%
         Highest contact charges 1.60% Class B (c)      $ 10.26                --                --            --            2.62%
         All contract charges                                --             5,350          $ 54,949          1.28%             --
EQ/Emerging Markets Equity
--------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  9.21                --                --            --           55.05%
         Highest contract charges 1.90% Class B (a)     $  8.42                --                --            --           53.09%
         All contract charges                                --            18,796          $164,082          1.03%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  5.94                --                --            --           (6.31)%
         Highest contract charges 1.90% Class B (a)     $  5.50                --                --            --           (7.72)%
         All contract charges                                --            10,375          $ 58,530            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  6.34                --                --            --          ( 5.65)%
         Highest contract charges 1.90% Class B (a)     $  5.96                --                --            --           27.64%
         All contract charges                                --             9,079          $ 55,188            --              --
  2000   Lowest contact charges 0.50% Class B (h)       $  6.72                --                --            --          (40.34)%
         Highest contract charges 1.60% Class B         $  6.47                --                --            --          (41.02)%
         All contract charges                                --             8,892          $ 57,855            --              --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.15                --                --            --           93.89%
         Highest contact charges 1.60% Class B          $ 10.97                --                --            --           92.46%
         All contract charges                                --             4,873          $ 53,732            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (i)
-----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (h)      $ 25.65                --                 --           --           27.21%
         Highest contract charges 1.90% Class B (a)     $ 22.31                --                 --           --           25.40%
         All contract charges                                --            50,505         $1,166,468         1.51%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 20.16                --                 --           --          (22.79)%
         Highest contract charges 1.90% Class B (a)     $ 17.79                --                 --           --          (23.88)%
         All contract charges                                --            30,324         $  561,948         1.04%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 26.11                --                 --           --          (12.62)%
         Highest contract charges 1.90% Class B (a)     $ 23.37                --                 --           --            7.81%
         All contract charges                                --            24,226         $  586,435         0.85%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 29.88                --                 --           --          (10.26)%
         Highest contract charges 1.60% Class B (f)     $ 27.69                --                 --           --          (11.24)%
         All contract charges                                --            22,202         $  622,118         1.96%             --
  1999   Lowest contact charges 1.35% Class B           $ 31.67                --                 --           --           18.48%
         Highest contact charges 1.35% Class B          $ 31.67                --                 --           --           18.48%
         All contract charges                                --                --                 --         0.91%             --
EQ/Evergreen Omega
------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (m)      $  8.23                --                 --           --           37.40%
         Highest contract charges 1.90% Class B (a)     $  7.67                --                 --           --           35.51%
         All contract charges                                --             9,822         $   78,212           --              --
  2002   Lowest contract charges 0.50% Class B (m)      $  5.99                --                 --           --          (24.37)%
         Highest contract charges 1.90% Class B (a)     $  5.66                --                 --           --          (25.43)%
         All contract charges                                --             2,262         $   13,052           --              --
  2001   Lowest contract charges 0.95% Class B (d)      $  7.81                --                 --           --          (17.79)%
         Highest contract charges 1.90% Class B (a)     $  7.59                --                 --           --            8.89%
         All contract charges                                --               464         $    3,565         0.01%             --
  2000   Lowest contact charges 0.95% Class B (d)       $  9.50                --                 --           --          (12.60)%
         Highest contract charges 1.60% Class B (b)     $  9.38                --                 --           --          (13.15)%
         All contract charges                                --               261         $    2,455         0.30%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.87                --                 --           --            8.68%
         Highest contact charges 1.60% Class B (b)      $ 10.80                --                 --           --            7.97%
         All contract charges                                --                97         $    1,050         0.66%             --
EQ/FI Mid Cap
-------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                 --           --              --
         Lowest contract charges 0.50% Class B (h)      $ 10.01                --                 --           --           42.80%
         Highest contract charges 1.90% Class B (a)     $  9.55                --                 --           --           40.88%
         All contract charges                                --            49,567         $  483,002           --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.01                --                 --           --          (18.87)%
         Highest contract charges 1.90% Class B (a)     $  6.78                --                 --           --          (20.05)%
         All contract charges                                --            18,844         $  129,102         0.01%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.64                --                 --           --          (13.86)%
         Highest contract charges 1.90% Class B (a)     $  8.48                --                 --           --           16.73%
         All contract charges                                --             9,447         $   80,508         0.23%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.03                --                 --           --            0.26%
         Highest contract charges 1.60% Class B (g)     $  9.99                --                 --           --           (0.01)%
         All contract charges                                --             1,874         $   18,728         0.41%             --
  1999   Lowest contact charges 0.95% Class B                --                --                 --           --              --
         Highest contact charges 1.60% Class B (d)           --                --                 --           --              --
         All contract charges                                --                --                 --           --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/FI Small/Mid Cap Value
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.12                --                --            --           32.65%
         Highest contract charges 1.90% Class B (a)     $ 11.94                --                --            --           30.78%
         All contract charges                                --            35,841          $441,408          0.48%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.89                --                --            --          (15.18)%
         Highest contract charges 1.90% Class B (a)     $  9.13                --                --            --          (16.32)%
         All contract charges                                --            18,536          $173,781          0.70%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 11.66                --                --            --            3.46%
         Highest contract charges 1.90% Class B (a)     $ 10.91                --                --            --           13.94%
         All contract charges                                --             7,454          $ 82,875          0.97%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.27                --                --            --            4.61%
         Highest contract charges 1.60% Class B (g)     $ 10.82                --                --            --            3.46%
         All contract charges                                --               681          $  7,396          2.30%             --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/J.P. Morgan Core Bond
------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.19                --                --            --            2.84%
         Highest contract charges 1.90% Class B (a)     $ 13.04                --                --            --            1.48%
         All contract charges                                --            72,059          $963,308          3.72%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 13.80                --                --            --            9.09%
         Highest contract charges 1.90% Class B (a)     $ 12.85                --                --            --            7.44%
         All contract charges                                --            51,512          $676,993          5.39%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.65                --                --            --            7.39%
         Highest contract charges 1.90% Class B (a)     $ 11.96                --                --            --           (0.84)%
         All contract charges                                --            34,831          $423,723          5.43%             --
  2000   Lowest contact charges 0.50% Class B (d)       $ 11.78                --                --            --           10.93%
         Highest contract charges 1.60% Class B         $ 11.40                --                --            --            9.72%
         All contract charges                                --            20,320          $232,778          6.03%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.53                --                --            --           (2.53)%
         Highest contact charges 1.60% Class B          $ 10.39                --                --            --           (3.17)%
         All contract charges                                --            15,003          $156,534          5.52%             --
EQ/Janus Large Cap Growth
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  5.60                --                --            --           25.28%
         Highest contract charges 1.90% Class B (a)     $  5.34                --                --            --           23.33%
         All contract charges                                --            28,669          $156,361            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  4.47                --                --            --          (30.70)%
         Highest contract charges 1.90% Class B (a)     $  4.33                --                --            --          (31.60)%
         All contract charges                                --            19,297          $ 84,342            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  6.45                --                --            --          (23.40)%
         Highest contract charges 1.90% Class B (a)     $  6.33                --                --            --           10.07%
         All contract charges                                --            12,636          $ 80,396          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  8.42                --                --            --          (15.82)%
         Highest contract charges 1.60% Class B (g)     $  8.39                --                --            --          (16.13)%
         All contract charges                                --             3,233          $ 18,736          0.32%             --
  1999   Lowest contact charges 0.95% Class B (g)            --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Lazard Small Cap Value
-------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 15.15                --                --            --           36.75%
         Highest contract charges 1.90% Class B (a)     $ 13.92                --                --            --           34.75%
         All contract charges                                --            38,520          $549,902          1.38%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 11.08                --                --            --          (14.31)%
         Highest contract charges 1.90% Class B (a)     $ 10.33                --                --            --          (15.47)%
         All contract charges                                --            22,123          $233,903          0.79%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.93                --                --            --           17.12%
         Highest contract charges 1.90% Class B (a)     $ 12.22                --                --            --           17.57%
         All contract charges                                --            13,643          $169,843          4.42%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.04                --                --            --           17.93%
         Highest contract charges 1.60% Class B         $ 10.68                --                --            --           16.69%
         All contract charges                                --             9,962          $106,984          2.89%             --
  1999   Lowest contact charges 0.95% Class B (d)       $  9.28                --                --            --            0.77%
         Highest contact charges 1.60% Class B          $  9.15                --                --            --            0.11%
         All contract charges                                --             6,892          $ 63,403          1.21%             --
EQ/Marsico Focus
----------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (k)      $ 13.06                --                --            --           30.45%
         Highest contract charges 1.90% Class B (a)     $ 12.63                --                --            --           28.62%
         All contract charges                                --            50,777          $646,010            --              --
  2002   Lowest contract charges 0.50% Class B (k)      $ 10.01                --                --            --          (11.96)%
         Highest contract charges 1.90% Class B (a)     $  9.82                --                --            --          (13.25)%
         All contract charges                                --            11,834          $116,998          0.04%             --
  2001   Lowest contract charges 0.50% Class B (k)      $ 11.37                --                --            --           13.36%
         Highest contract charges 1.90% Class B (a)     $ 11.32                --                --            --            6.88%
         All contract charges                                --               328          $  3,718            --              --
  2000   Lowest contact charges 0.50% Class B                --                --                --            --              --
         Highest contract charges 1.60% Class B              --                --                --            --              --
         All contract charges                                --                --                --            --              --
  1999   Lowest contact charges 0.95% Class B                --                --                --            --              --
         Highest contact charges 1.60% Class B               --                --                --            --              --
         All contract charges                                --                --                --            --              --
EQ/Mercury Basic Value Equity
-----------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (m)      $ 19.38                --                --            --           30.58%
         Highest contract charges 1.90% Class B (a)     $ 17.63                --                --            --           28.69%
         All contract charges                                --            25,890          $466,739          0.68%             --
  2002   Lowest contract charges 0.50% Class B (m)      $ 14.84                --                --            --          (17.09)%
         Highest contract charges 1.90% Class B (a)     $ 13.70                --                --            --          (18.26)%
         All contract charges                                --            13,004          $183,216          1.18%             --
  2001   Lowest contract charges 0.95% Class B (b)      $ 17.53                --                --            --            4.53%
         Highest contract charges 1.90% Class B (a)     $ 16.76                --                --            --           14.66%
         All contract charges                                --             8,262          $141,613          3.46%             --
  2000   Lowest contact charges 0.95% Class B (d)       $ 16.77                --                --            --           10.77%
         Highest contract charges 1.60% Class B         $ 16.37                --                --            --           10.01%
         All contract charges                                --             7,266          $119,837          5.55%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 15.14                --                --            --           17.81%
         Highest contact charges 1.60% Class B          $ 14.88                --                --            --           17.07%
         All contract charges                                --             5,939          $ 88,949          7.32%             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Mercury International Value
------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 14.90                --                --            --           27.35%
         Highest contract charges 1.90% Class B (a)     $ 13.56                --                --            --           25.56%
         All contract charges                                --            29,705          $415,925          2.52%             --
  2002   Lowest contract charges 0.50% Class B (h)      $ 11.70                --                --            --          (17.02)%
         Highest contract charges 1.90% Class B (a)     $ 10.80                --                --            --          (18.18)%
         All contract charges                                --            23,303          $258,604          0.64%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.10                --                --            --          (21.93)%
         Highest contract charges 1.90% Class B (a)     $ 13.20                --                --            --            4.31%
         All contract charges                                --            21,672          $292,625          0.66%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 18.06                --                --            --          (12.75)%
         Highest contract charges 1.60% Class B         $ 17.34                --                --            --          (13.73)%
         All contract charges                                --            20,205          $353,019          9.45%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 20.45                --                --            --           58.73%
         Highest contact charges 1.60% Class B          $ 20.10                --                --            --           57.65%
         All contract charges                                --            14,753          $298,371          9.81%             --
EQ/MFS Emerging Growth Companies
--------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 12.58                --                --            --           28.76%
         Highest contract charges 1.90% Class B (a)     $ 11.44                --                --            --           26.84%
         All contract charges                                --            21,351          $252,025            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.77                --                --            --          (34.70)%
         Highest contract charges 1.90% Class B (a)     $  9.02                --                --            --          (35.57)%
         All contract charges                                --            20,399          $188,909            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $ 14.96                --                --            --           34.36%
         Highest contract charges 1.90% Class B (a)     $ 14.00                --                --            --           14.88%
         All contract charges                                --            23,969          $342,882          0.02%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 22.79                --                --            --          (19.24)%
         Highest contract charges 1.60% Class B         $ 21.88                --                --            --          (20.15)%
         All contract charges                                --            24,193          $532,893          2.00%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 27.88                --                --            --           72.02%
         Highest contact charges 1.60% Class B          $ 27.40                --                --            --           70.93%
         All contract charges                                --            15,578          $429,503          2.72%             --
EQ/MFS Investors Trust
----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  8.53                --                --            --           21.51%
         Highest contract charges 1.90% Class B (a)     $  7.94                --                --            --           19.58%
         All contract charges                                --            32,811          $266,998          0.69%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  7.02                --                --            --          (21.48)%
         Highest contract charges 1.90% Class B (a)     $  6.64                --                --            --          (22.43)%
         All contract charges                                --            25,059          $169,062          0.55%             --
  2001   Lowest contract charges 0.50% Class B (h)      $  8.94                --                --            --          (16.37)%
         Highest contract charges 1.90% Class B (a)     $  8.56                --                --            --            5.14%
         All contract charges                                --            24,165          $209,512          0.44%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 10.69                --                --            --           (1.19)%
         Highest contract charges 1.60% Class B (b)     $ 10.45                --                --            --           (2.34)%
         All contract charges                                --            18,298          $191,799          0.42%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 10.77                --                --            --            7.68%
         Highest contact charges 1.60% Class B (b)      $ 10.70                --                --            --            6.98%
         All contract charges                                --             8,970          $ 96,101          0.69%             --

                                      A-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2003   Unit Value 0.00% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.00% Class B          $ 38.46                --                --            --           0.56%
         Highest contract charges 1.90% Class B (a)     $ 25.00                --                --            --          (1.35)%
         All contract charges                                --            22,249          $587,929          0.52%            --
  2002   Lowest contract charges 0.00% Class B          $ 38.24                --                --            --           1.24%
         Highest contract charges 1.90% Class B (a)     $ 25.34                --                --            --          (0.67)%
         All contract charges                                --            26,987          $751,628          3.15%            --
  2001   Lowest contract charges 0.00% Class B          $ 37.77                --                --            --           3.56%
         Highest contract charges 1.90% Class B (a)     $ 25.51                --                --            --           0.00%
         All contract charges                                --            24,948          $690,107          3.76%            --
  2000   Lowest contact charges 0.00% Class B           $ 36.47                --                --            --           5.99%
         Highest contract charges 1.60% Class B         $ 26.65                --                --            --           4.31%
         All contract charges                                --            16,149          $439,105          5.90%            --
  1999   Lowest contact charges 0.00% Class B           $ 34.41                --                --            --           4.72%
         Highest contact charges 1.60% Class B          $ 25.55                --                --            --           3.02%
         All contract charges                                --            13,931          $369,868          5.09%            --
EQ/Putnam Growth & Income Value
-------------------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.50% Class B (h)      $ 12.78                --                --            --          26.16%
         Highest contract charges 1.90% Class B (a)     $ 11.62                --                --            --          24.41%
         All contract charges                                --            39,281          $471,766          1.42%            --
  2002   Lowest contract charges 0.50% Class B (h)      $ 10.13                --                --            --         (19.41)%
         Highest contract charges 1.90% Class B (a)     $  9.34                --                --            --         (20.65)%
         All contract charges                                --            36,586          $351,427          1.36%            --
  2001   Lowest contract charges 0.50% Class B (h)      $ 12.57                --                --            --          (7.30)%
         Highest contract charges 1.90% Class B (a)     $ 11.77                --                --            --           5.36%
         All contract charges                                --            36,246          $436,613          0.96%            --
  2000   Lowest contact charges 0.50% Class B (h)       $ 13.56                --                --            --           6.25%
         Highest contract charges 1.60% Class B         $ 13.02                --                --            --           5.08%
         All contract charges                                --            31,527          $413,937          1.01%            --
  1999   Lowest contact charges 0.95% Class B (d)       $ 12.61                --                --            --          (2.29)%
         Highest contact charges 1.60% Class B          $ 12.39                --                --            --          (2.90)%
         All contract charges                                --            30,923          $385,552          7.64%            --
EQ/Putnam Voyager
-----------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --             --
         Lowest contract charges 0.50% Class B (h)      $ 12.14                --                --            --          23.38%
         Highest contract charges 1.90% Class B (a)     $ 11.05                --                --            --          21.70%
         All contract charges                                --            22,285          $254,404          0.13%            --
  2002   Lowest contract charges 0.50% Class B (h)      $  9.84                --                --            --         (26.73)%
         Highest contract charges 1.90% Class B (a)     $  9.08                --                --            --         (27.76)%
         All contract charges                                --            20,819          $194,509          0.10%            --
  2001   Lowest contract charges 0.50% Class B (h)      $ 13.43                --                --            --         (24.85)%
         Highest contract charges 1.90% Class B (a)     $ 12.57                --                --            --           6.97%
         All contract charges                                --            23,007          $295,990            --             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 17.87                --                --            --         (18.18)%
         Highest contract charges 1.60% Class B         $ 17.16                --                --            --         (19.06)%
         All contract charges                                --            22,879          $395,776          1.59%            --
  1999   Lowest contact charges 0.95% Class B (d)       $ 21.58                --                --            --          29.03%
         Highest contact charges 1.60% Class B          $ 21.20                --                --            --          28.17%
         All contract charges                                --            17,975          $383,699          2.74%            --

                                      A-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2003

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                         Units            Units           Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000's)     (000's)    Income Ratio**      Return
                                                      ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index
----------------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $ 13.02                --                --            --           45.15%
         Highest contract charges 1.90% Class B (a)     $ 11.95                --                --            --           43.11%
         All contract charges                                --            19,516          $239,728          0.37%             --
  2002   Lowest contract charges 0.50% Class B (h)      $  8.97                --                --            --          (21.32)%
         Highest contract charges 1.90% Class B (a)     $  8.35                --                --            --          (22.47)%
         All contract charges                                --             8,384          $ 71,737          0.61%             --
  2001   Lowest contract charges 0.50% Class B (h)      $ 11.40                --                --            --            1.60%
         Highest contract charges 1.90% Class B (a)     $ 10.77                --                --            --           18.29%
         All contract charges                                --             5,542          $ 60,777          0.58%             --
  2000   Lowest contact charges 0.50% Class B (h)       $ 11.22                --                --            --           (3.88)%
         Highest contract charges 1.60% Class B         $ 10.86                --                --            --           (4.90)%
         All contract charges                                --             5,020          $ 54,793          7.05%             --
  1999   Lowest contact charges 0.95% Class B (d)       $ 11.57                --                --            --           19.58%
         Highest contact charges 1.60% Class B          $ 11.42                --                --            --           18.83%
         All contract charges                                --             3,462          $ 39,713          6.67%             --
EQ/Technology
-------------
  2003   Unit Value 0.50% to 1.90%*                          --                --                --            --              --
         Lowest contract charges 0.50% Class B (h)      $  4.21                --                --            --           42.71%
         Highest contract charges 1.90% Class B (a)     $  3.99                --                --            --           40.49%
         All contract charges                                --            29,546          $120,700            --              --
  2002   Lowest contract charges 0.50% Class B (h)      $  2.95                --                --            --          (41.00)%
         Highest contract charges 1.90% Class B (a)     $  2.84                --                --            --          (41.80)%
         All contract charges                                --            20,996          $ 60,201            --              --
  2001   Lowest contract charges 0.50% Class B (h)      $  5.00                --                --            --          (24.81)%
         Highest contract charges 1.90% Class B (a)     $  4.88                --                --            --           21.23%
         All contract charges                                --            20,883          $102,608          0.01%             --
  2000   Lowest contact charges 0.50% Class B (h)       $  6.65                --                --            --          (33.48)%
         Highest contract charges 1.60% Class B (f)     $  6.60                --                --            --          (33.97)%
         All contract charges                                --            13,643          $ 90,127            --              --
  1999   Lowest contact charges 0.95% Class B (f)            --                --                --            --              --
         Highest contact charges 1.60% Class B (f)           --                --                --            --              --
         All contract charges                                --                --                --            --              --
U.S. Real Estate
----------------
  2003   Unit Value 1.25% to 1.70%                           --                --                --            --              --
         Lowest contract charges 1.25% Class B (t)      $ 11.00                --                --            --           10.00%
         Highest contract charges 1.70% Class B (t)     $ 10.99                --                --            --            9.90%
         All contract charges                                --               188          $  2,058            --              --

(a) Units were made available for sale on October 8, 2001.
(b) Units were made available for sale on January 4, 1999.
(c) Units were made available for sale on May 1, 1999.
(d) Units were made available for sale on September 27, 1999.
(e) Units were made available for sale on March 1, 2000.
(f) Units were made available for sale on May 2, 2000.
(g) Units were made available for sale on September 5, 2000.
(h) Units were made available for sale on October 2, 2000.
(i) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(j) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001 (See Note 5).
(k) Units were made available for sale on September 4, 2001.
(l) Units were made available on January 14, 2002.
(m) Units were made available for sale on April 1, 2002.
(n) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).
(o) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).
(p) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2003


7. Accumulation Unit Values (Concluded)

(q) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).
(r) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002 (See Note 5).
(s) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003 (See Note 5).
(t) Units were made available on September 22, 2003.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.40%, 1.55%, 1.60%, 1.70%, 1.80%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                         REPORT OF INDEPENDENT AUDITORS





To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying consolidated balance sheets and the related consolidated statement of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2003 and December 31, 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2003 AND 2002

                                                                               December 31,         December 31,
                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,095.5        $    26,278.9
  Mortgage loans on real estate.............................................        3,503.1              3,746.2
  Equity real estate, held for the production of income.....................          656.5                717.3
  Policy loans..............................................................        3,894.3              4,035.6
  Other equity investments..................................................          789.1                720.3
  Other invested assets.....................................................        1,101.6              1,327.6
                                                                              -----------------    -----------------
      Total investments.....................................................       39,040.1             36,825.9
Cash and cash equivalents...................................................          722.7                269.6
Cash and securities segregated, at estimated fair value.....................        1,285.8              1,174.3
Broker-dealer related receivables...........................................        2,284.7              1,446.2
Deferred policy acquisition costs...........................................        6,290.4              5,801.0
Goodwill and other intangible assets, net...................................        3,513.4              3,503.8
Amounts due from reinsurers.................................................        2,460.4              2,351.7
Loans to affiliates, at estimated fair value................................          400.0                413.0
Other assets................................................................        3,829.7              4,028.7
Separate Accounts' assets...................................................       54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    25,307.7        $    23,037.5
Future policy benefits and other policyholders liabilities..................       13,934.7             13,975.7
Broker-dealer related payables..............................................        1,261.8                731.0
Customers related payables..................................................        1,897.5              1,566.8
Amounts due to reinsurers...................................................          936.5                867.5
Short-term and long-term debt...............................................        1,253.2              1,274.7
Federal income taxes payable................................................        2,362.8              2,006.4
Other liabilities...........................................................        2,006.9              1,751.8
Separate Accounts' liabilities..............................................       54,300.6             38,883.8
Minority interest in equity of consolidated subsidiaries....................        1,744.9              1,816.6
Minority interest subject to redemption rights..............................          488.1                515.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................      105,494.7             86,427.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,848.2              4,812.8
Retained earnings...........................................................        3,027.1              2,902.7
Accumulated other comprehensive income......................................          892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $   114,265.3        $    94,826.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,376.7       $     1,315.5      $     1,342.3
Premiums......................................................          889.4               945.2            1,019.9
Net investment income.........................................        2,386.9             2,377.2            2,404.3
Investment losses, net........................................          (62.3)             (278.5)            (207.3)
Commissions, fees and other income............................        2,811.8             2,987.6            3,108.5
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,402.5             7,347.0            7,667.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,708.2             2,036.0            1,888.8
Interest credited to policyholders' account balances..........          969.7               972.5              981.7
Compensation and benefits.....................................        1,327.0             1,244.3            1,307.1
Commissions...................................................          991.9               788.8              742.1
Distribution plan payments....................................          370.6               392.8              429.1
Amortization of deferred sales commissions....................          208.6               229.0              230.8
Interest expense..............................................           82.3                95.7              102.6
Amortization of deferred policy acquisition costs.............          434.6               296.7              287.9
Capitalization of deferred policy acquisition costs...........         (990.7)             (754.8)            (746.4)
Rent expense..................................................          165.8               168.8              157.5
Amortization of goodwill and other intangible assets, net.....           21.9                21.2              178.2
Alliance charge for mutual fund matters and legal
  proceedings.................................................          330.0                 -                  -
Other operating costs and expenses............................          832.4               827.4              815.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,452.3             6,318.4            6,374.8
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................          950.2             1,028.6            1,292.9
Federal income tax expense....................................         (240.5)              (50.9)            (316.2)
Minority interest in net income of consolidated subsidiaries..         (188.7)             (362.8)            (370.1)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          521.0               614.9              606.6
Earnings from discontinued operations, net of Federal
    income taxes..............................................            3.4                 5.6               43.9
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................            -                 (33.1)              (3.5)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      524.4       $       587.4      $       647.0
                                                                =================  =================  =================






                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         2003               2002               2001
                                                                   -----------------   ----------------   ----------------
                                                                                       (In Millions)

Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year as previously
   reported...................................................            4,753.8            4,694.6            4,723.8
Prior period adjustment related to deferred Federal
    income taxes..............................................               59.0               59.0               59.0
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, beginning of year as restated.            4,812.8            4,753.6            4,782.8
Increase (decrease) in paid in capital in excess of par value.               35.4               59.2              (29.2)
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,848.2            4,812.8            4,753.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year as previously reported...            2,740.6            2,653.2            3,706.2
Prior period adjustment related to deferred Federal
   income taxes...............................................              162.1              162.1              162.1
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as restated..............            2,902.7            2,815.3            3,868.3
Net earnings..................................................              524.4              587.4              647.0
Shareholder dividends paid....................................             (400.0)            (500.0)          (1,700.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,027.1            2,902.7            2,815.3
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income ,
  beginning of year...........................................              681.1              215.4               12.8
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              892.8              681.1              215.4
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year.......................      $     8,770.6       $    8,399.1       $    7,786.8
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       524.4       $      587.4       $      647.0
                                                                   -----------------   ----------------   ----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................              211.7              465.6              202.6
Minimum pension liability adjustment..........................                -                   .1                -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              211.7              465.7              202.6
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..........................................      $       736.1       $    1,053.1       $      849.6
                                                                   =================   ================   ================












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                       2003                2002               2001
                                                                 -----------------   -----------------  -----------------
                                                                                      (In Millions)

Net earnings..................................................    $       524.4       $      587.4       $       647.0
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........            969.7              972.5               981.7
  Universal life and investment-type product
    policy fee income.........................................         (1,376.7)          (1,315.5)           (1,342.3)
  Net change in broker-dealer and customer related
    receivables/payables......................................             22.5             (237.3)              181.0
  Investment losses, net......................................             62.3              278.5               207.3
  Change in deferred policy acquisition costs.................           (556.1)            (458.1)             (458.5)
  Change in future policy benefits............................            (97.4)             218.0               (15.1)
  Change in property and equipment............................            (55.8)             (76.6)             (229.2)
  Change in Federal income tax payable........................            246.3               93.3              (231.5)
  Change in accounts payable and accrued expenses.............            276.8               (8.9)              (36.8)
  Change in segregated cash and securities, net...............           (111.5)             240.8              (108.8)
  Minority interest in net income of consolidated
     subsidiaries.............................................            188.7              362.8               370.1
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................             91.0             (120.0)                -
  Amortization of deferred sales commissions..................            208.6              229.0               230.8
  Amortization of goodwill and other intangible assets, net...             21.9               21.2               178.2
  Other, net..................................................            272.6             (114.2)              121.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.....................            687.3              672.9               495.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          4,216.4            2,996.0             2,454.6
  Sales.......................................................          4,818.2            8,035.9             9,285.2
  Purchases...................................................        (11,457.9)         (12,709.0)          (11,833.0)
  Change in short-term investments............................            334.3             (568.9)              211.8
  Acquisition of subsidiary ..................................              -               (249.7)                -
  Loans to affiliates.........................................              -                  -                (400.0)
  Other, net..................................................             89.3              126.6               (80.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................         (1,999.7)          (2,369.1)             (361.7)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
     Deposits.................................................          5,639.1            4,328.5             3,198.8
     Withdrawals and transfers to Separate Accounts...........         (3,181.1)          (2,022.9)           (2,458.1)
  Net change in short-term financings.........................            (22.1)            (201.2)             (552.8)
  Additions to long-term debt.................................              -                  -                 398.1
  Shareholder dividends paid..................................           (400.0)            (500.0)           (1,700.0)
  Other, net..................................................           (270.4)            (318.6)             (456.9)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities..............          1,765.5            1,285.8            (1,570.9)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            453.1             (410.4)           (1,436.8)
Cash and cash equivalents, beginning of year..................            269.6              680.0             2,116.8
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $       722.7       $      269.6       $       680.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                                    CONTINUED

                                                                      2003               2002               2001
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)


Supplemental cash flow information:
  Interest Paid...............................................   $       91.0       $        80.5      $        82.1
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (45.7)      $      (139.6)     $       524.2
                                                                =================  =================  =================










                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

        In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, Equitable Life and its consolidated subsidiaries (collectively, the "Company") acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.6% at December 31, 2003, and together with the Holding Company's economic interest in Alliance was approximately 55.5%.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2003," "2002" and "2001" refer to the years ended December 31, 2003, 2002 and 2001, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Prior Period Adjustment
        -----------------------

        A review by Equitable Life in 2003 of Federal income tax assets and liabilities identified an overstatement of the deferred Federal income tax liability related to the years ended December 31, 2000 and earlier. As a result, the Federal income tax liability as of December 31, 2002 has been reduced by $221.1 million, and the consolidated shareholder's equity as of December 31, 2002 and 2001 has been increased by $221.1 million, with no impact on the consolidated statements of earnings for the years ended December 31, 2002 and 2001 or any prior period after the adoption on January 1, 1992 of SFAS No. 109, "Accounting for Income Taxes." This adjustment has been reported in the accompanying financial statements as an increase in consolidated shareholder's equity as of January 1, 2001.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Other Discontinued Operations
        -----------------------------

        In 1991, management discontinued the business of certain pension operations ("Other Discontinued Operations"). Other Discontinued Operations at December 31, 2003 principally consists of the group non-participating wind-up annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2003 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Other Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the Other Discontinued Operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. See Note 8.

        Accounting Changes
        ------------------

        In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation ("FIN") No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 addresses when it is appropriate to consolidate financial interests in a VIE, a new term to define a business structure that either (i) does not have equity investors with voting or other similar rights or (ii) has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities ("SPEs"), FIN No. 46 imposes a consolidation standard that focuses on the relative exposures of the participants to the economic risks and rewards from the net assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under FIN No. 46, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by guarantees, commitments, derivatives, credit enhancements, and similar instruments or obligations, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

        Transition to the consolidation requirements of FIN No. 46 began in first quarter 2003, with immediate application to all new VIEs created after January 31, 2003, and was expected to be followed by application beginning in third quarter 2003 to all existing VIEs. However, in October 2003, the FASB deferred the latter transition date to December 31, 2003 and, likewise, extended the related transitional requirements to disclose if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. On December 24, 2003, the FASB issued FIN No. 46(Revised) ("FIN No. 46(R)"), containing significant modifications to the original interpretation issued in January 2003 and delaying the requirement to consolidate all VIEs for which the company's financial interest therein constitutes a primary beneficiary relationship until March 31, 2004. Although the consolidation requirements of FIN No. 46(R) generally begin in first quarter 2004, no delay was afforded to consolidation of SPEs. However, at December 31, 2003, no entities in which the Company had economic interests were identified as SPEs under the rules previously in effect.

        While FIN No. 46(R) supports the same underlying principle put forth in the original interpretation, it addresses issues that arose as companies analyzed the potential impact of adopting FIN No. 46's consolidation requirements and resolves some of those issues in a manner expected to make implementation less onerous for certain entities with financial interests in VIEs. The most notable departure of FIN No. 46(R) from the original interpretation is the revised treatment of "decision maker" fees (such as asset management fees) to include only their variability in the calculation of a VIE's expected residual returns. Prior to this change, inclusion of decision maker fees on a gross basis created a bias towards consolidation by a decision maker as the recipient of a majority of a VIE's economic rewards unless another party absorbed a majority of the VIE's economic risks.

        At December 31, 2003, the Insurance Group's General Account had VIEs deemed to be significant under FIN No. 46 totaling $105.8 million. VIEs totaling $45.5 million and $60.3 million are reflected in the consolidated balance sheets as fixed maturities (collateralized debt obligations) and other equity investments (principally, investment limited partnerships), respectively, and are subject to ongoing review for impairment in value. These VIEs and approximately $17.1 million of funding commitments to the investment limited partnerships at December 31, 2003 represent the Insurance Group's maximum exposure to loss from its direct involvement with these VIEs. The Insurance Group has no further economic interests in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations. As a result of management's review and the FASB's implementation guidance to date, these VIEs are not expected to require consolidation because management has determined that the Insurance Group is not the primary beneficiary.

        Management of Alliance has reviewed its investment management agreements, its investments in and other financial arrangements with certain entities that hold client assets under management of approximately $48 billion. These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures, to determine the entities that Alliance would be required to consolidate under FIN No. 46(R).

        As a result of its review, which is still ongoing, Alliance's management believes it is reasonably possible that Alliance will be required to consolidate an investment in a joint venture arrangement including the joint venture's funds under management, and one hedge fund as of March 31, 2004. These entities have client assets under management totaling approximately $231 million. However, Alliance's total investment in these entities is approximately $.4 million and its maximum exposure to loss is limited to its investments and prospective investment management fees. Consolidation of these entities would result in increases in Alliance's assets, principally investments, and in its liabilities, principally minority interests in consolidated entities, of approximately $231 million.

        Alliance derives no direct benefit from client assets under management other than investment management fees and cannot utilize those assets in its operations.

        Alliance has significant variable interests in certain other VIEs with approximately $1.1 billion in client assets under management. However, these VIEs do not require consolidation because Alliance's management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss to these entities is limited to a nominal investment and prospective investment management fees.

        FIN No. 46(R) is highly complex and requires significant estimates and judgments as to its application. Since implementation of the consolidation of VIEs under FIN No. 46(R) generally has been deferred to reporting periods ending after March 15, 2004 and the FASB is continuing to develop guidance on implementation issues, management's assessment of the effect of FIN No. 46(R) is ongoing and its initial conclusions regarding the consolidation of VIEs may change.

        On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the year ended December 31, 2001 was approximately $73.4 million, net of minority interest of $104.7 million, of which $7.6 million, net of minority interest of $13.6 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the year ended December 31, 2001 would have been $712.8 million. The carrying amount of goodwill was $3,140.6 million and $3,112.2 million, respectively, at December 31, 2003 and 2002 and relates solely to the Investment Services segment. No losses resulted in 2003 and 2002 from the annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2008 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2003 of $9.3 million, net of minority interest of $12.6 million. Amortization of other intangible assets for the year ended December 31, 2002 was $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $534.8 million and $162.0 million, respectively, at December 31, 2003 and $531.7 million and $140.1 million, respectively, at December 31, 2002. SFAS No. 144 retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

        Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effect of retroactive application of this change on 2001 results of operations was not material.

        On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. With respect to free-standing derivative positions, at January 1, 2001, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values. With respect to embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments. As a consequence of this election, coupled with interpretive guidance specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. None of the Company's derivatives were designated as qualifying hedges under SFAS No. 133 and, consequently, required mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities initiated after December 31, 2002 and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity is recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. No material impact on the results of operations or financial position of the Company resulted in 2003 from compliance with these new recognition and measurement provisions.

        In November 2002, the FASB issued FIN No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 were applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions were applied only on a prospective basis to guarantees issued or modified after December 31, 2002 and had no material impact on the Company's results of operations or financial position upon adoption.

        The Company adopted SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity," which was effective for financial instruments entered into or modified after May 31, 2003, and otherwise was effective at the beginning of the first interim period beginning after June 15, 2003. SFAS No. 150 establishes standards for classification and measurement of certain financial instruments with characteristics of both liabilities and equity in the statement of financial position. SFAS No. 150 had no material impact on the Company's results of operations or financial position upon adoption.

        New Accounting Pronouncements
        -----------------------------

        In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 is effective as of January 1, 2004, and will require a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value-adjusted annuities, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and universal life contracts. The method of accounting that the Company adopted in 2002 for GMDB and GMIB liabilities is consistent with the requirements of SOP 03-1. Management expects that the impact of adopting SOP 03-1 on January 1, 2004 will result in a one-time decrease to net earnings of approximately $(1.0) million related to the cumulative effect of the required changes in accounting. Approximately $12.5 million of the cumulative effect adjustment represents a reclassification of investment income previously reported in the consolidated statements of earnings to unrealized gains included in other comprehensive income. Therefore, shareholders' equity is expected to increase approximately $11.5 million as a result of the implementation of SOP 03-1. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment.

        Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:


           o Management having the authority to approve the action commits the organization to a plan to sell the property.

           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        In the fourth quarter of 2003, three real estate investments met the criteria of real estate held-for-sale. As a result, the Company transferred these investments with a total carrying value of $56.9 million from real estate held for the production of income to real estate held-for-sale. This amount is included in the Other assets line in the 2003 consolidated balance sheet. The results of operations for these properties in each of the three years ended December 31, 2003 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        ------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.05% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.05% net of product weighted average Separate Account fees) and 0% (-1.95% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2003, current projections of future average gross market returns assume a 4.7% return for 2004 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 1 year.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2003, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 7 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.63% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $69.9 million and $86.0 million at December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, respectively, $1,109.3 million and $1,088.9 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $        33.8       $       36.6       $       44.0
        Incurred benefits related to prior years...........           (2.8)              (6.3)             (10.6)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        31.0       $       30.3       $       33.4
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.1       $       11.5       $       10.7
        Benefits paid related to prior years...............           34.9               37.2               38.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        47.0       $       48.7       $       49.5
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------
        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2003, participating policies, including those in the Closed Block, represent approximately 18.7% ($34.7 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------
        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2003, 2002 and 2001, investment results of such Separate Accounts were losses of $(466.2) million, $(4,740.7) million and $(2,214.4) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------
        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2003 and 2002, respectively, net deferred sales commissions totaled $387.2 million and $500.9 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2003 net balance for each of the next five years is approximately $386.0 million.

        Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount. As such, given the volatility and uncertainty of capital markets and future redemption, Alliance's management believes these to be critical accounting estimates.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.29 billion and $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2003 and 2002, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        32.6 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Alliance Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining six years ending in 2009. Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

        The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized          Estimated
                                                 Cost              Gains              Losses            Fair Value
                                            ---------------   -----------------  -----------------   ---------------
                                                                         (In Millions)

        December 31, 2003
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
            Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
            U.S. Treasury, government
              and agency securities.......           812.3             58.7                 .5              870.5
            States and political
              subdivisions................           188.2             14.1                2.0              200.3
            Foreign governments...........           248.4             45.9                 .3              294.0
            Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
          Trading securities..............             1.9               .6                1.5                1.0
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                            ================= =================  =================  ================

        December 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................   $    20,084.0     $    1,491.0       $      269.0       $   21,306.0
            Mortgage-backed...............         2,419.2             99.2                -              2,518.4
            U.S. Treasury, government
              and agency securities.......           895.5             84.1                -                979.6
            States and political
              subdivisions................           197.6             17.9                -                215.5
            Foreign governments...........           231.8             37.4                 .8              268.4
            Redeemable preferred stock....           923.7             71.4                4.1              991.0
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale....   $    24,751.8     $    1,801.0       $      273.9       $   26,278.9
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale..............   $        37.6     $        2.0       $        3.4       $       36.2
          Trading securities..............             3.3               .8                3.0                1.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities...........   $        40.9     $        2.8       $        6.4       $       37.3
                                            ================= =================  =================  ================

        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value having an amortized cost of $4,462.1 million and $4,899.8 million, respectively, had estimated fair values of $4,779.6 million and $5,137.2 million, respectively.

        The contractual maturity of bonds at December 31, 2003 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Due in one year or less................................................  $      495.5       $      514.8
        Due in years two through five..........................................       4,981.3            5,386.0
        Due in years six through ten...........................................       9,760.8           10,595.8
        Due after ten years....................................................       6,665.0            7,163.4
        Mortgage-backed securities.............................................       3,837.0            3,876.6
                                                                                ----------------   -----------------
        Total..................................................................  $   25,739.6       $   27,536.6
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (598 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2003:

                                       Less than 12 Months             12 Months or Longer                   Total
                                  -------------------------------  ----------------------------   ----------------------------
                                                        Gross                         Gross                          Gross
                                     Estimated       Unrealized     Estimated      Unrealized      Estimated      Unrealized
                                     Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                    -------------   -------------  -------------  -------------   -------------  -------------
                                                                         (In Millions)

   Fixed Maturities:
     Corporate.................   $     2,342.9   $       77.6   $       81.0   $        7.1    $    2,423.9    $      84.7
     Mortgage-backed...........         1,406.0           17.4            -              -           1,406.0           17.4
     U.S. Treasury,
       government and agency
       securities..............            28.3             .5            -              -              28.3             .5
     States and political
       subdivisions............            24.2            2.0            -              -              24.2            2.0
     Foreign governments.......             7.4             .3            1.0            -               8.4             .3
     Redeemable
       preferred stock.........            58.5            3.2           14.0            1.0            72.5            4.2
                                  --------------  -------------  -------------  --------------  -------------  ---------------

   Total Temporarily
     Impaired Securities ......   $     3,867.3   $      101.0   $       96.0   $        8.1    $    3,963.3   $      109.1
                                  ==============  =============  =============  ==============  =============  ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2003, approximately

        $1,366.2 million or 5.3% of the $25,739.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        At December 31, 2003, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $53.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2003 and 2002 were $775.5 million and $683.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $122.4 million and $75.3 million at December 31, 2003 and 2002, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $5.3 million and $3.2 million in 2003, 2002 and 2001, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.0 million, $6.8 million and $4.2 million in 2003, 2002 and 2001, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
                                                                                         (In Millions)

        Impaired mortgage loans with investment valuation allowances.......  $        149.4       $        111.8
        Impaired mortgage loans without investment valuation allowances....            29.1                 20.4
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           178.5                132.2
        Investment valuation allowances....................................           (18.8)               (23.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        159.7       $        108.8
                                                                            ===================  ===================

        During 2003, 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $180.9 million, $138.1 million and $141.7 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $10.0 million and $7.2 million for 2003, 2002 and 2001, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2003 and 2002, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $143.2 million and $91.1 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2003 and 2002, the carrying value of equity real estate held-for-sale amounted to $56.9 million and $107.7 million, respectively. For 2003, 2002 and 2001, respectively, real estate of $2.8 million, $5.6 million and $64.8 million was acquired in satisfaction of debt. At December 31, 2003 and 2002, the Company owned $275.8 million and $268.8 million, respectively, of real estate acquired in satisfaction of debt of which $3.6 million and $2.7 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $189.6 million and $163.6 million at December 31, 2003 and 2002, respectively. Depreciation expense on real estate totaled $38.8 million, $18.0 million and $16.1 million for 2003, 2002 and 2001, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                        2003               2002                2001
                                                                  -----------------   ----------------   -----------------
                                                                                       (In Millions)

        Balances, beginning of year...........................     $        55.0       $       87.6       $      126.2
        Additions charged to income...........................              12.2               32.5               40.0
        Deductions for writedowns and
          asset dispositions..................................             (15.2)             (65.1)             (78.6)
        Deduction for transfer of real estate held-for-sale
          to real estate held for the production of income....             (31.5)               -                  -
                                                                  -----------------   ----------------   -----------------
        Balances, End of Year.................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate.......................     $        18.8       $       23.4       $       19.3
          Equity real estate..................................               1.7               31.6               68.3
                                                                  -----------------   ----------------   -----------------
        Total.................................................     $        20.5       $       55.0       $       87.6
                                                                  =================   ================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $896.9 million and $801.7 million, respectively, at December 31, 2003 and 2002. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $4.3 million, $(18.3) million and $(111.1) million, respectively, for 2003, 2002 and 2001.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 7 individual ventures at December 31, 2003 and 2002, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)


        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       551.6      $       550.0
        Investments in securities, generally at estimated fair value...........          204.8              237.5
        Cash and cash equivalents..............................................           37.6               27.9
        Other assets...........................................................           22.8               32.2
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       816.8      $       847.6
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       259.7      $       264.7
        Other liabilities......................................................           19.5               19.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          279.2              283.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          537.6              563.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       816.8      $       847.6
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       172.3
                                                                                ================   =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        95.6       $       98.4       $       95.6
        Net revenues (losses) of
          other limited partnership interests..............           26.0              (23.2)              29.8
        Interest expense - third party.....................          (18.0)             (19.8)             (11.5)
        Interest expense - the Company.....................            -                  -                  (.7)
        Other expenses.....................................          (61.7)             (59.3)             (58.2)
                                                            -----------------   ----------------   -----------------
        Net Earnings (Losses)..............................  $        41.9       $       (3.9)      $       55.0
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $         5.0       $       12.8       $       13.2
                                                            =================   ================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $     1,792.6       $    1,755.4       $    1,662.4
        Mortgage loans on real estate......................          279.5              314.8              361.6
        Equity real estate.................................          136.9              153.7              166.2
        Other equity investments...........................           49.3              (45.4)             (53.6)
        Policy loans.......................................          260.1              269.4              268.2
        Other investment income............................           66.8              114.1              216.6
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,585.2            2,562.0            2,621.4

          Investment expenses..............................         (198.3)            (184.8)            (217.1)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,386.9       $    2,377.2       $    2,404.3
                                                            =================   ================   =================

        Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Fixed maturities...................................  $      (100.7)      $     (374.3)      $     (225.2)
        Mortgage loans on real estate......................            1.3                3.7              (11.4)
        Equity real estate.................................           26.8              101.5               34.5
        Other equity investments...........................            2.0                3.3              (13.0)
        Issuance and sales of Alliance Units...............            -                   .5               (2.3)
        Other..............................................            8.3              (13.2)              10.1
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $       (62.3)      $     (278.5)      $     (207.3)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $193.2 million, $312.8 million and $287.5 million for 2003, 2002 and 2001, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.2 million and zero, respectively, for 2003 and $5.5 million and $5.8 million, respectively, for 2002.

        For 2003, 2002 and 2001, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $4,773.5 million, $7,176.3 million and $7,372.3 million. Gross gains of $105.1 million, $108.4 million and $156.2 million and gross losses of $39.5 million, $172.9 million and $115.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2003, 2002 and 2001 amounted to $416.8 million, $1,047.8 million and $429.5 million, respectively.

        Net investment income in 2001 included realized gains of $27.1 million on sales of Credit Suisse Group common stock, which was designated as trading account securities and acquired in conjunction with the sale of Donaldson, Lufkin & Jenrette, Inc., formerly a majority owned subsidiary, in 2000.

        In 2003, 2002 and 2001, respectively, net unrealized holding gains (losses) on trading account equity securities of $2.1 million, $.5 million, and $25.0 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.0 million and $1.1 million and costs of $1.9 million and $3.3 million at December 31, 2003 and 2002, respectively.

        For 2003, 2002 and 2001, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $76.5 million, $92.1 million and $96.7 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       681.1       $      215.5       $       12.9
        Changes in unrealized investment gains (losses)....          440.8            1,049.9              436.0
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (53.0)            (157.3)             (48.6)
            DAC............................................          (65.7)            (174.1)             (71.6)
            Deferred Federal income taxes..................         (110.4)            (252.9)            (113.2)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       892.8       $      681.1       $      215.5
                                                            =================   ================   =================

                                                                      2003                2002              2001
                                                                -------------      ---------------    --------------
                                                                                   (In Millions)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     2,015.7       $    1,572.0       $      496.0
            Other equity investments.......................            1.5               (1.5)               4.3
            Other..........................................          (28.1)             (22.2)              (1.9)
                                                            -----------------   ------------------ -----------------
              Total........................................        1,989.1            1,548.3              498.4
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (274.2)            (221.2)             (63.9)
              DAC..........................................         (339.7)            (274.0)             (99.9)
              Deferred Federal income taxes................         (482.4)            (372.0)            (119.1)
                                                            -----------------   ------------------ -----------------
        Total..............................................  $       892.8       $      681.1       $      215.5
                                                            =================   ================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Unrealized gains on investments....................  $       892.8       $      681.1       $      215.5
        Minimum pension liability..........................            -                  -                  (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       892.8       $      681.1       $      215.4
                                                            =================   ================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $       416.6       $    1,008.9       $      525.2
          Losses (gains) reclassified into net earnings
            during the period..............................           24.2               41.0              (89.2)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................          440.8            1,049.9              436.0
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (229.1)            (584.3)            (233.4)
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          211.7              465.6              202.6
        Change in minimum pension liability................            -                   .1                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       211.7       $      465.7       $      202.6
                                                            =================   ================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                -----------------    -----------------
                                                                                            (In Millions)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
          and other...........................................................  $     8,972.1        $     8,997.3
       Policyholder dividend obligation.......................................          242.1                213.3
       Other liabilities......................................................          129.5                134.6
                                                                                -----------------    -----------------
       Total Closed Block liabilities.........................................        9,343.7              9,345.2
                                                                                -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $5,061.0 and $4,794.0)............................        5,428.5              5,098.4
       Mortgage loans on real estate..........................................        1,297.6              1,456.0
       Policy loans...........................................................        1,384.5              1,449.9
       Cash and other invested assets.........................................          143.3                141.9
       Other assets...........................................................          199.2                219.9
                                                                                -----------------    -----------------
        Total assets designated to the Closed Block...........................        8,453.1              8,366.1
                                                                                -----------------    -----------------

       Excess of Closed Block liabilities over assets designated to
          the Closed Block....................................................          890.6                979.1

       Amounts included in accumulated other comprehensive income:
          Net unrealized investment gains, net of deferred Federal income tax of $43.9 and $31.8 and policyholder dividend obligation of
            $242.1 and $213.3.................................................           81.6                 59.1
                                                                                -----------------    -----------------

       Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities..............................................  $       972.2        $     1,038.2
                                                                                =================    =================

        Closed Block revenues and expenses were as follows:

                                                                2003               2002                 2001
                                                           ----------------   ----------------   --------------------
                                                                                 (In Millions)



      REVENUES:
      Premiums and other income..........................   $      508.5       $      543.8       $       571.5
      Investment income (net of investment
         expenses of $2.4, $5.4, and $3.0)...............          559.2              582.4               583.5
      Investment losses, net.............................          (35.7)             (47.0)              (42.3)
                                                           ----------------   ----------------   --------------------
      Total revenues.....................................        1,032.0            1,079.2             1,112.7
                                                           ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends..............          924.5              980.2             1,009.3
      Other operating costs and expenses.................            4.0                4.4                 4.7
                                                           ----------------   ----------------   --------------------
      Total benefits and other deductions................          928.5              984.6             1,014.0
                                                           ----------------   ----------------   --------------------

      Net revenues before Federal income taxes...........          103.5               94.6                98.7
      Federal income taxes...............................          (37.5)             (34.7)              (36.2)
                                                           ----------------   ----------------   --------------------
      Net Revenues.......................................   $       66.0       $       59.9       $        62.5
                                                           ================   ================   ====================

        Reconciliation of the policyholder dividend obligation is as follows:

                                                                                             December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Balance at beginning of year...........................................  $       213.3      $        47.1
        Unrealized investment gains............................................           28.8              166.2
                                                                                ----------------   -----------------
        Balance at End of Year ................................................  $       242.1      $       213.3
                                                                                ================   =================

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with investment valuation allowances...........  $        58.3      $        18.6
        Impaired mortgage loans without investment valuation allowances........            5.8                 .9
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           64.1               19.5
        Investment valuation allowances........................................           (3.7)              (4.0)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        60.4      $        15.5
                                                                                ================   =================

        During 2003, 2002 and 2001, the Closed Block's average recorded investment in impaired mortgage loans was $51.9 million, $26.0 million and $30.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.7 million, $2.1 million and $1.2 million for 2003, 2002 and 2001, respectively.

        Valuation allowances amounted to $3.6 million and $3.9 million on mortgage loans on real estate and $.1 million and $.1 million on equity real estate at December 31, 2003 and 2002, respectively. Writedowns of fixed maturities amounted to $37.8 million, $40.0 million and $30.8 million for 2003, 2002 and 2001, respectively, including $23.3 million in fourth quarter 2001.


8)       OTHER DISCONTINUED OPERATIONS

        Summarized financial information for Other Discontinued Operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $644.7 and $677.8)..............................  $      716.4         $      722.7
        Equity real estate...................................................         198.2                203.7
        Mortgage loans on real estate........................................          63.9                 87.5
        Other equity investments.............................................           7.5                  9.4
        Other invested assets................................................            .2                   .2
                                                                              -----------------    -----------------
          Total investments..................................................         986.2              1,023.5
        Cash and cash equivalents............................................          63.0                 31.0
        Other assets.........................................................         110.9                126.5
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

        Policyholders liabilities............................................  $      880.3         $      909.5
        Allowance for future losses..........................................         173.4                164.6
        Other liabilities....................................................         106.4                106.9
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,160.1         $    1,181.0
                                                                              =================    =================

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $21.0, $18.1 and $25.3)..............  $        70.6       $       69.7       $       91.6
        Investment gains (losses), net.....................            5.4               34.2               33.6
        Policy fees, premiums and other income.............            -                   .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           76.0              104.1              125.4

        Benefits and other deductions......................           89.4               98.7              100.7
        (Losses charged) earnings credited to allowance
          for future losses................................          (13.4)               5.4               24.7
                                                            -----------------   ----------------   -----------------

        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................            5.2                8.7               46.1
        Federal income tax expense.........................           (1.8)              (3.1)              (2.2)
                                                            -----------------   ----------------   -----------------

        Earnings from Discontinued Operations..............  $         3.4       $        5.6       $       43.9
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $2.5 million and $4.9 million on mortgage loans on real estate were held at December 31, 2003 and 2002, respectively. During 2003, 2002 and 2001, discontinued operations' average recorded investment in impaired mortgage loans was $16.2 million, $25.3 million and $32.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.3 million, $2.5 million and $2.5 million for 2003, 2002 and 2001, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.


9)      VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

        Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

            a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2003:

                                                                   GMDB               GMDB               Total
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance at January 1, 2003.........................  $       128.4       $      117.5       $      245.9
          Paid guarantee benefits..........................          (65.6)               -                (65.6)
          Other changes in reserve.........................            6.5              (31.9)             (25.4)
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2003.......................  $        69.3       $       85.6       $      154.9
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                            ---------------------
                                                                (In Millions)

        Balance at December 31, 2002.......................  $        21.5
          Paid guarantee benefits ceded....................          (18.5)
          Other changes in reserve.........................           14.2
                                                            ---------------------
        Balance at December 31, 2003.......................  $        17.2
                                                            =====================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16.

        The December 31, 2003 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   Return
                                                     of
                                                   Premium       Ratchet         Roll-Up         Combo            Total
                                                -------------- -------------  --------------  -------------   --------------
                                                                        (Dollars In Millions)

       GMDB:
         Account value (1)...................   $     26,849   $    5,332     $    8,030      $   6,160      $   46,371
         Net amount at risk, gross...........   $      2,108   $      942     $    2,112      $      10      $    5,172
         Net amount at risk, net of amounts
           reinsured.........................   $      2,104   $      631     $    1,281      $      10      $    4,026
         Average attained age of
           Contractholders...................           49.5         59.6           61.7           59.8            51.7
         Percentage of contractholders
           over age 70.......................            7.1         20.9           25.8           20.3            10.3
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%            N/A

       GMIB:
         Account value (2)...................             N/A         N/A     $    5,763      $   8,589      $   14,352
         Net amount at risk, gross...........             N/A         N/A     $      442      $     -        $      442
         Net amount at risk, net of amounts
           reinsured.........................             N/A         N/A     $      110      $     -        $      110
         Weighted average years remaining
           until annuitization..............              N/A         N/A            4.6            9.8             7.2
         Range of guaranteed minimum return
           rates............................              N/A         N/A           3%-6%          3%-6%           3%-6%

        (1) Included General Account balances of $11,379 million, $199 million, $182 million and $380 million, respectively, for a total of $12,140 million.

        (2) Included General Account balances of $3 million and $568 million, respectively, for a total of $571 million.

        For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

        For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

        In third quarter 2003, Equitable Life initiated a program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products sold beginning April 2002. At December 31, 2003, contracts with these features had a total account value and net amount at risk of $13,008 million and $17 million, respectively. This program currently utilizes exchange-traded, equity-based futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB exposure attributable to movements in the equity markets.


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    2003                 2002
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Short-term debt:
        Promissory note, 1.53% ..............................................  $      248.3         $      248.3
        Other................................................................           -                   22.0
                                                                              -----------------    -----------------
        Total short-term debt................................................         248.3                270.3
                                                                              -----------------    -----------------

        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005.....................................         399.8                399.8
          Surplus notes, 7.70%, due 2015.....................................         199.8                199.7
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.5
                                                                              -----------------    -----------------

        Alliance:
          Senior Notes, 5.625%, due 2006.....................................         398.8                398.4
          Other..............................................................           6.5                  6.5
                                                                              -----------------    -----------------
              Total Alliance.................................................         405.3                404.9
                                                                              -----------------    -----------------

        Total long-term debt.................................................       1,004.9              1,004.4
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,253.2         $    1,274.7
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5 year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.34% to 4.0%. No amounts were outstanding under this credit facility at December 31, 2003.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2003, no amounts were outstanding under this program.

        Equitable Life has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2004, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2003 and 2002, respectively, the Company had pledged real estate of $309.8 million and $322.9 million as collateral for certain short-term debt.

        Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three credit facilities aggregating
        $875.0 million.Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2003. At December 31, 2003, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

        Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2003, no borrowings were outstanding under the ECN program.

        Long-term Debt
        -------------

        At December 31, 2003, the Company was in compliance with all debt covenants.

        At December 31, 2003, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $406.5 million for 2006, zero for 2007, zero for 2008 and $200.1 million thereafter.

        Under its shelf registration, Alliance may issue up to $600.0 million in senior debt securities. In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.


11)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Federal income tax expense:
          Current expense (benefit)........................  $       112.5       $     (400.0)      $      (38.2)
          Deferred expense.................................          128.0              450.9              354.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Expected Federal income tax expense................  $       332.6       $      360.0       $      452.5
        Minority interest..................................          (58.7)            (128.3)            (126.9)
        Separate Account investment activity...............          (29.1)            (159.3)               -
        Non-taxable investment income......................          (20.8)               3.4               (1.6)
        Non deductible penalty.............................           14.8                -                  -
        Adjustment of tax audit reserves...................           (9.9)             (34.2)             (28.2)
        Other..............................................           11.6                9.3               20.4
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       240.5       $       50.9       $      316.2
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 2003                  December 31, 2002
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $       -        $      271.8      $        -        $     244.2
        Reserves and reinsurance...............        801.9               -               646.2              -
        DAC....................................          -             1,855.6               -            1,680.5
        Unrealized investment gains............          -               482.4               -              372.0
        Investments............................          -               525.3               -              138.6
        Other..................................          6.7               -                 -               68.2
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     808.6      $    3,135.1      $      646.2      $   2,503.5
                                                ===============  ================  ===============   ===============


        In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

        In January 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.


12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Direct premiums....................................  $       913.8       $      954.6       $      990.0
        Reinsurance assumed................................          153.2              181.4              203.0
        Reinsurance ceded..................................         (177.6)            (190.8)            (173.1)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       889.4       $      945.2       $    1,019.9
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       100.3       $       96.6       $       86.9
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       390.9       $      346.3       $      370.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        49.7       $       54.6       $       50.4
                                                            =================   ================   =================

        During the first quarter of 2003, the Insurance Group began to transition to excess of retention reinsurance on most new variable life, universal life and term life policies whereby mortality risk will be retained up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. Previously the Insurance Group ceded 90% of mortality risk on substantially all new variable life, universal life and term life policies, with risk retained to a maximum of $5 million on single-life policies, and $15 million on second-to-die policies. Substantially all other in-force business above the joint survivorship and single life policies retention limit is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2003, Equitable Life had reinsured in the aggregate approximately 22% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75% of its current liability exposure resulting from the GMIB feature.

        At December 31, 2003 and 2002, respectively, reinsurance recoverables related to insurance contracts amounted to $2,460.4 million and $2,351.7 million, of which $1,069.8 million and $1,049.2 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $936.5 million and $867.5, respectively million are included in Other liabilities in the consolidated balance sheets.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2003 and 2002 were $29.0 million and $120.0 million, respectively. The (decrease) increase in estimated fair value of $(91.0) million and $120.0 million for the years ended December 31, 2003 and 2002, respectively, were due primarily to significant equity market increases in 2003 and declines during 2002.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $389.7 million and $410.9 million at December 31, 2003 and 2002, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2003 and 2002 were $587.5 million and $572.8 million, respectively.


13)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2002 to the qualified plans of $348.2 million. The Company's cash contributions to the qualified plans for the year ended 2004 is estimated to be $1.4 million, reflecting the amount needed to satisfy its minimum funding requirements.

        Components of net periodic pension expense (credit) follow:

                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Service cost.......................................  $        31.8       $       32.1       $       32.1
        Interest cost on projected benefit obligations.....          122.6              125.3              128.8
        Expected return on assets..........................         (173.9)            (181.8)            (218.7)
        Net amortization and deferrals.....................           53.4                6.4                 .1
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $        33.9       $      (18.0)      $      (57.7)
                                                            =================   ================   ==================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Benefit obligations, beginning of year.................................  $    1,883.9       $    1,812.3
        Service cost...........................................................          26.8               27.1
        Interest cost..........................................................         122.6              125.3
        Actuarial losses.......................................................         113.5               42.5
        Benefits paid..........................................................        (133.5)            (123.3)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    2,013.3       $    1,883.9
                                                                                ================   =================

        The change in plan assets and the funded status of the pension plans were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Plan assets at fair value, beginning of year...........................  $    1,785.4       $    1,845.3
        Actual return on plan assets...........................................         359.7             (278.2)
        Contributions..........................................................          10.0              348.2
        Benefits paid and fees.................................................        (140.0)            (129.9)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,015.1            1,785.4
        Projected benefit obligations..........................................       2,013.3            1,883.9
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............           1.8              (98.5)
        Unrecognized prior service cost........................................         (34.8)             (40.0)
        Unrecognized net loss from past experience different
          from that assumed....................................................         904.3            1,033.9
        Unrecognized net asset at transition...................................          (1.3)              (1.5)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      870.0       $      893.9
                                                                                ================   =================

        The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.1 million and $37.3 million, respectively, at December 31, 2003 and $42.0 million and $24.2 million, respectively, at December 31, 2002.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              December 31,
                                                          -----------------------------------------------------------
                                                                   2003                             2002
                                                          -----------------------------------------------------------
                                                                                  (In Millions)
                                                                Estimated                        Estimated
                                                                Fair Value            %          Fair Value      %
                                                          ------------------------ -------  -----------------  ------

        Corporate and government debt securities.......    $       438.2             21.7    $      551.3        30.9
        Equity securities..............................          1,387.4             68.9           793.9        44.5
        Equity real estate ............................            184.8              9.2           180.2        10.1
        Short-term investments.........................              2.1               .1           258.6        14.5
        Other..........................................              2.6               .1             1.4         -
                                                          ------------------------          -------------------
                    Total Plan Assets..................    $     2,015.1                     $    1,785.4
                                                          ========================          ===================

        The asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

        The primary investment objective of the plan is to maximize return on assets, giving consideration to prudent risk, in order to minimize net periodic cost. A secondary investment objective is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus the Company's contributions.

        The following table discloses the weighted-average assumptions used to determine the pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2003 and 2002:

                                                                                       Equitable Life
                                                                               --------------------------------
                                                                                   2003               2002
                                                                                   ----               ----
       Discount rate:
       Benefit obligation.................................................        6.25%              6.75%
       Periodic cost......................................................        6.75%              7.25%

       Rate of compensation increase:
       Benefit obligation and periodic cost...............................        5.78%              6.73%

       Expected long-term rate of return on plan assets (periodic cost)...         8.5%               9.0%

        As noted above, the pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. The Company reviewed the historical investment returns for these asset classes. Based on that analysis, management concluded that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $24.5 million, $26.0 million and $27.3 million for 2003, 2002 and 2001, respectively.

        On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "2003 Medicare Act") was signed into law. It introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. While the Company expects its postretirement prescription drug benefit program will qualify for this subsidy, detailed regulations necessary to implement and administer the 2003 Medicare Act have not yet been issued. Similarly, certain accounting issues raised by the Medicare Act are pending further discussion and resolution by the FASB, thereby further reducing the likelihood at this time of producing a sufficiently reliable measure of the effects of the 2003 Medicare Act. Consequently, and in accordance with FASB Staff Position FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003," measures of the accumulated postretirement benefits obligation and net periodic postretirement benefits costs, as presented in the consolidated financial statements and accompanying notes thereto, at and for the year ended December 31, 2003, do not reflect the effects of the 2003 Medicare Act on the plan. This election to defer accounting for the effects of the 2003 Medicare Act generally will continue to apply until authoritative guidance on the accounting for the Federal subsidy is issued, at which time transition could result in a change to previously reported information.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $127.3 million, $101.4 million and $58.3 million for 2003, 2002 and 2001, respectively (including $83.4 million and $63.7 million and $34.5 million for 2003, 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).


14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and to reduce the Insurance Group's exposure to interest rate fluctuations. Similarly, the Holding Company utilizes derivatives to reduce the fixed interest cost of its long-term debt obligations. Various derivative financial instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments and long-term debt. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB feature of the Accumulator series of annuity products. At December 31, 2003, the Company's outstanding equity-based futures contracts were exchange-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. See Note 12.

        As described in Note 2, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2003 and 2002 are recognized on the balance sheet at their fair values. These amounts principally consist of interest rate floors that have a total fair value at December 31, 2003 of $9.7 million, excluding the estimated fair value of the GMIB reinsurance contracts. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     2003                2002
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Notional Amount by Derivative Type::
           Options:
               Caps............................................................  $        -         $    5,050
               Floors..........................................................      12,000              4,000
           Equity-based futures................................................         275                 50
                                                                                ----------------   -----------------
           Total...............................................................  $   12,275         $    9,100
                                                                                ================   =================

        At December 31, 2003 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2003 and 2002 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2003 and 2002, respectively, investment results, principally in net investment income, included gross gains of

        $.6 million and $24.3 million and gross losses of $42.6 million and $7.7 million that were recognized on derivative positions.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2003 and 2002.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              2003                               2002
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,503.1     $     3,761.7     $     3,746.2     $    4,070.1
        Other limited partnership interests....         775.5             775.5             683.0            683.0
        Policy loans...........................       3,894.3           4,481.9           4,035.6          4,728.2
        Policyholders liabilities:
          Investment contracts.................      16,817.0          17,245.9          14,555.0         15,114.9
        Long-term debt.........................       1,004.9           1,105.7           1,004.4          1,086.4

        Closed Block:
        ------------
        Mortgage loans on real estate..........  $    1,297.6     $     1,386.0     $     1,456.0     $    1,572.6
        Other equity investments...............          14.2              14.2              16.4             16.4
        Policy loans...........................       1,384.5           1,626.7           1,449.9          1,740.9
        SCNILC liability.......................          14.8              14.9              16.5             16.6

        Other Discontinued Operations:
        -----------------------------
        Mortgage loans on real estate..........  $       63.9     $        69.5     $        87.5     $       94.7
        Other equity investments...............           7.5               7.5               9.4              9.4
        Guaranteed interest contracts..........          17.8              16.3              18.3             17.0
        Long-term debt.........................         101.7             101.7             101.7            101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2003, these arrangements included commitments by the Company to provide equity financing of $342.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Company had $169.9 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2003.

        In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2003, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.


16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life,

        Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following two paragraphs.

        In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply Equitable Life's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended
        (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint and that motion is currently pending.

        The previously disclosed lawsuit, BRENDA MCEACHERN V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND GARY RAYMOND, JR., has been settled and dismissed with prejudice. In addition, all of the Mississippi Actions, including the agents' cross-claims, have been settled and dismissed with prejudice.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, Equitable Life commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims. In November 2003, Emerald filed a motion for summary judgment; Equitable Life filed its opposition to this motion in December 2003.

        In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against Equitable Life and Equitable Advisors Trust, asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that Equitable Life and Equitable Advisors Trust wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that Equitable Life and Equitable Advisors Trust implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that Equitable Life and Equitable Advisors Trust are not permitted to implement fair value pricing of securities. The complaint has not been served upon either Equitable Life or Equitable Advisors Trust.

        In November 1997, an amended complaint was filed in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. A decision was rendered in October 2002 on that appeal. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award. In May 2003, plaintiffs' motion for an award of additional legal fees from the settled claim settlement fund was denied by the District Court. Plaintiffs have appealed that order.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, Equitable Life filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part Equitable Life's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. Equitable Life has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, Equitable Life filed its opposition to the motion for class certification; that motion is currently pending and the case is currently in discovery.

        In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the MALHOTRA action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on Equitable Life's alleged failure to register as an investment company. According to the complaint, Equitable Life was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from Equitable Life on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by Equitable Life on those products, and an injunction against the payment of any dividends by Equitable Life to the Holding Company. In June 2003, Equitable Life filed a motion to dismiss the complaint and that motion is currently pending.

        Between September and October 2003, ten substantially similar putative class action lawsuits were filed against AXA Financial (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), The MONY Group Inc. ("MONY") and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC., ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA
        V. THE MONY GROUP INC., ET AL.; MARTIN V. ROTH, ET AL.; AND MUSKAL V. THE MONY GROUP INC., ET AL. (collectively, the MONY Stockholder Litigation). The complaints in these actions, all of which purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, challenge the proposed merger of MONY into AIMA and allege, among other things, that the $31.00 cash price per share to be paid to MONY stockholders in connection with the proposed merger is inadequate and that MONY's directors breached their fiduciary duties in negotiating and approving the merger agreement. The complaints also allege that AXA Financial, and in some cases AIMA, aided and abetted the alleged breaches of fiduciary duty by MONY's directors. The complaints seek various forms of relief, including damages and injunctive relief that would, if granted, prevent completion of the merger. In September 2003, a joint motion was filed on behalf of plaintiffs in six of the Delaware actions seeking to consolidate all actions. In November 2003, the Court of Chancery signed an order consolidating the actions and plaintiffs served a consolidated complaint. Pursuant to stipulation, in December 2003 defendants have contested the complaint. In January 2004, the Court of Chancery granted plaintiffs leave to amend their complaint. Plaintiffs have stated that they intend to file a motion for a preliminary injunction seeking to prevent completion of the merger. Defendants will oppose a motion for a preliminary injunction. The Court of Chancery has scheduled the hearing on plaintiffs' planned motion for February 17, 2004 and the parties are engaged in discovery.

        In addition, AXA Financial, MONY and MONY's directors have been named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL.. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against AXA Financial. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. The parties in each of these actions are engaged in discovery.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the MCEACHERN litigation and the Mississippi Actions, including the agents' cross-claims, will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Alliance Litigations
        --------------------

        In April 2001, an amended class action complaint entitled MILLER, ET AL.
        V. MITCHELL HUTCHINS ASSET MANAGEMENT, INC., ET AL. was filed in the United States District Court for the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. (now known as AllianceBernstein Investment Research and Management, Inc., "ABIRM"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The principal allegations of the amended complaint were that the advisory and distribution fees for certain mutual funds managed by Alliance were excessive and in violation of the ICA and the common law. Plaintiffs subsequently amended their compliant to include, as plaintiffs, shareholders of the AllianceBernstein Premier Growth Fund ("Premier Growth Fund"), the AllianceBernstein Quasar Fund (now known as AllianceBernstein Small Cap Growth Fund), the AllianceBernstein Growth and Income Fund, the AllianceBernstein Corporate Bond Fund, the AllianceBernstein Growth Fund, the AllianceBernstein Balanced Shares Fund, and the AllianceBernstein Americas Government Income Trust. In December 2003, the parties entered into a settlement agreement resolving the matter and the matter has been dismissed by the court.

        In December 2001, a complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("BENAK COMPLAINT") was filed in the United States District Court for the District of New Jersey against Alliance and Premier Growth Fund alleging that defendants violated Section 36(b) of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the general partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron, and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and Premier Growth Fund. All of those actions were consolidated in the United States District Court for the District of New Jersey. In January 2003, a consolidated amended complaint entitled BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. ("BENAK CONSOLIDATED AMENDED COMPLAINT") was filed containing allegations similar to those in the individual complaints although it does not name the Premier Growth Fund as a defendant. In February 2003, the court granted with prejudice Alliance's motion to dismiss the Benak Consolidated Amended Complaint, holding that plaintiffs' allegations failed to state a claim under
        Section 36(b). Plaintiffs have thirty days from the entry of the dismissal order to appeal the court's decision dismissing the action. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint were without merit and intends to vigorously defend against any appeal that may be taken from the dismissal with prejudice of the action.

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("ENRON COMPLAINT") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint ("Enron Amended Consolidated Complaint"), with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery. Alliance believes that plaintiffs' allegations in the Enron Amended Consolidated Complaint as to it are without merit and intends to vigorously defend against these allegations.

        In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA COMPLAINT") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1 rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. In December 2003, Alliance moved to dismiss the fraud and breach of fiduciary duty claims in the Amended SBA Complaint. In January 2004, the court denied that motion. The case is currently in discovery. Alliance believes the SBA's allegations in the Amended SBA Complaint are without merit and intends to vigorously defend against these allegations.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Consolidated Amended Complaint already pending there. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of Section 36(a) of the ICA, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended JAFFE COMPLAINT. Alliance and Alfred Harrison believe that plaintiff's allegations in the Amended JAFFE COMPLAINT are without merit and intend to vigorously defend against these allegations.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey. The Amended Goggins Complaint alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Amended Goggins Complaint are without merit and intend to vigorously defend against these allegations.

        In August 2003, the Securities and Exchange Board of India ("SEBI") ordered that Samir C. Arora, a former research analyst/portfolio manager of Alliance, refrain from buying, selling or dealing in Indian securities. Until August 4, 2003, when Mr. Arora announced his resignation from Alliance, he served as head of Asian emerging markets equities and a fund manager of Alliance Capital Asset Management (India) Pvt. Ltd. ("ACAML"), a fund management company 75% owned by Alliance. The order states that Mr. Arora relied on unpublished price sensitive information in making certain investment decisions on behalf of certain clients of ACAML and Alliance, that there were failures to make required disclosures regarding the size of certain equity holdings, and that Mr. Arora tried to influence the sale of Alliance's stake in ACAML. Mr. Arora contested the findings in the order by filing objections and at a personal hearing held in August 2003. In September 2003, SEBI issued an order confirming its previous order against Mr. Arora. In October 2003, Mr. Arora filed an appeal with the Securities Appellate Tribunal ("SAT") seeking certain interim reliefs. Mr.

        Arora's appeal was heard by the SAT on December 15, 2003. The SAT passed an order on January 12, 2004 wherein it did not grant any interim reliefs to Mr. Arora since SEBI had stated that the investigations in the matter were in progress. However, the SAT has directed SEBI to complete the investigations by February 28, 2004 and to pass final orders in the matter by March 31, 2004. Alliance is reviewing this matter and, at the present time, management of Alliance does not believe its outcome will have a material impact on Alliance's results of operations or financial condition, and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In September 2003, SEBI issued to Alliance a show cause notice and finding of investigation (the "Notice"). The Notice requires Alliance to explain its failure to make disclosure filings as to the acquisition of shares of five (5) Indian equity securities held at various times by Alliance (through sub-accounts under foreign institutional investor licenses), ACAML and Alliance's local Indian mutual fund as required under the SEBI (Insider Trading) Regulations, 1992, and the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 when the holdings of the said entities in the Relevant Scrips crossed five percent (5%) which could make Alliance liable to pay penalties prescribed under Section 15A of the SEBI Act, 1992, which requires that disclosure be made when the holdings of an investor (or group of investors acting in concert) in an Indian security exceeds either five percent (5%) of the outstanding shares or changes by more than two percent (2%). In October 2003 and November 2003, Alliance filed its reply and written submissions, respectively. Alliance also had a personal hearing before the SEBI on October 21, 2003 and the decision of SEBI in relation to the Notice is pending. At the present time, management of Alliance does not believe the outcome of this matter will have a material impact on Alliance's results of operations or financial condition and the Company's management does not believe its outcome will have a material impact on the Company's consolidated results of operations or financial position.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In November 2003, Alliance removed the Erb Complaint to the United States District Court for the Southern District of Illinois on the basis that plaintiff's alleged breach of contract claims are preempted under the Securities Litigation Uniform Standards Act. In December 2003, plaintiff filed a motion for remand. In February 2004, the court granted that motion and remanded the action to state court. Alliance believes that plaintiff's allegations in the Erb Complaint are without merit and intends to vigorously defend against these allegations.

        In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("HINDO COMPLAINT") was filed against Alliance, Alliance Holding, ACMC, AXA Financial, the AllianceBernstein family of mutual funds ("AllianceBernstein Funds"), the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts. Between October 3 and January 29, 2004, forty additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, and others may be filed. These forty additional lawsuits are as follows:

        a) Federal Court Class Actions: Twenty-five of the lawsuits were brought as class actions filed in Federal court (twenty-one in the United States District Court for the Southern District of New York, two in the United States District Court for the District of New Jersey, one in the United States District Court for the Northern District of California, and one in the United States District
            Court for the District of Connecticut). Certain of these additional lawsuits allege claims under the Securities Act, the Exchange Act, the Advisers Act, the ICA and common law. All of these lawsuits are brought on behalf of shareholders of AllianceBernstein Funds, except three. Of these three, one was brought on behalf of a unitholder of Alliance Holding and two were brought on behalf of participants in the Profit Sharing Plan for Employees of Alliance Capital ("Plan"). The latter two lawsuits allege claims under Sections 404, 405 and 406 of ERISA, on the grounds that defendants violated fiduciary obligations to the Plan by failing to disclose the alleged market timing and late trading activities in AllianceBernstein Funds, and by permitting the Plan to invest in funds subject to those activities. One of these ERISA actions has been voluntarily dismissed. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (two of the twenty-five cases pending before the United States District Court for the Southern District of New York).

        b) Federal Court Derivative Actions: Eight of the lawsuits were brought as derivative actions in Federal court (one in the United States District Court for the Southern District of New York, five in the United States District Court for the Eastern District of New York, and two in the United States District Court for the District of New Jersey). These lawsuits allege claims under the Exchange Act,
            Section 36(b) of the ICA and/or common law. Six of the lawsuits were brought derivatively on behalf of certain AllianceBernstein Funds, with the broadest lawsuits being brought derivatively on behalf of all AllianceBernstein Funds, generally alleging that defendants violated fiduciary obligations to the AllianceBernstein Funds and/or fund shareholders by permitting select investors to engage in market timing activities and failing to disclose those activities. Two of the lawsuits were brought derivatively on behalf of Alliance Holding, generally alleging that defendants breached fiduciary obligations to Alliance Holding or its unitholders by failing to prevent the alleged undisclosed market timing and late trading activities from occurring. AXA Financial is named as a defendant, primarily as a control person of Alliance, in all but two of these cases (the one case pending before the United States District Court for the Southern District of New York and one of the two cases pending before the United States District Court for the District of New Jersey).

        c) State Court Representative Actions: Two lawsuits were brought as class actions in the Supreme Court of the State of New York, County of New York, by alleged shareholders of an AllianceBernstein Fund on behalf of shareholders of the AllianceBernstein Funds. The lawsuits allege that defendants allowed certain parties to engage in late trading and market timing transactions in the AllianceBernstein Funds and that such arrangements breached defendants' fiduciary duty to investors, and purport to state a claim for breach of fiduciary duty. One of the complaints also purports to state claims for breach of contract and tortious interference with contract. AXA Financial is named as a defendant, primarily as a control person of Alliance, in one of these two lawsuits.

        d) A lawsuit was filed in Superior Court for the State of California, County of Los Angeles, alleging that defendants violated fiduciary responsibilities and disclosure obligations by permitting certain favored customers to engage in market timing and late trading activities in the AllianceBernstein Funds, and purports to state claims of unfair business practices under Sections 17200 and 17303 of the California Business & Professional Code. Pursuant to these statutes, the action was brought on behalf of members of the general public of the State of California. AXA Financial is named as a defendant, primarily as a control person of Alliance.

        e) State Court Derivative Actions: Three lawsuits were brought as derivative actions in state court (one in the Supreme Court of the State of New York, County of New York, and two in the Superior Court of the State of Massachusetts, County of Suffolk). The New York action was brought derivatively on behalf of Alliance Holding and alleges that, in connection with alleged market timing and late trading transactions, defendants breached their fiduciary duties to Alliance Holding and its unitholders by failing to maintain adequate controls and employing improper practices in managing unspecified AllianceBernstein Funds. AXA Financial is named as a defendant, primarily as a control person of Alliance in the New York lawsuit. The Massachusetts actions were brought derivatively on behalf of certain AllianceBernstein Funds and allege state common law claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste and unjust enrichment. Both Massachusetts actions attempt to name AXA Financial as a defendant.

        f) State Court Individual Action: A lawsuit was filed in the District Court of Johnson County, Kansas, Civil Court Department, alleging that defendants were negligent and breached their fiduciary duties by knowingly entering into a number of illegal and improper arrangements with institutional investors for the purpose of engaging in late trading and market timing in AllianceBernstein Funds to the detriment of plaintiff and failing to disclose such arrangements in the AllianceBernstein Fund prospectuses, and purports to state claims under Sections 624 and 626 of the Kansas Consumer Protection Act, and Section 1268 of the Kansas Securities Act. The lawsuit also purports to state claims of negligent misrepresentation, professional negligence and breach of fiduciary duty under common law. AXA Financial is not named as a defendant in this lawsuit.

        All of these lawsuits seek an unspecified amount of damages. All of the Federal actions discussed above (i.e., the Hindo Complaint, Federal Court Class Actions and Federal Court Derivative Actions) are the subject of a petition or tag-along notices filed by Alliance before the Judicial Panel on Multidistrict Litigation ("MDL Panel") seeking to have all of the actions centralized in a single forum for pre-trial proceedings. On January 29, 2004, the MDL Panel held a hearing on these petitions. On February 20, 2004, the MDL Panel transferred all of the actions to the United States District Court for the District of Maryland. Pursuant to agreements among the parties, the Alliance defendants' and AXA Financial's responses to the Federal actions that have been served on Alliance and AXA Financial are stayed pending a decision on consolidation by the MDL panel and the filing of an amended or operative complaint. The various plaintiffs seeking appointment to serve as lead plaintiffs have stipulated to stay the lead plaintiff decision until after the MDL Panel makes a decision on the MDL petitions pending before it. In addition, discovery has not commenced in any of these cases. In most of them, discovery is stayed under the Private Securities Litigation Reform Act of 1995 or pursuant to an agreement among the parties.

        Defendants have removed each of the State Court Representative Actions discussed above, and thereafter submitted the actions to the MDL Panel in a notice of tag-along actions. Plaintiff in each of these actions has moved to remand the action back to state court or has indicated an intention to do so. Where defendants have responded to the complaints, defendants have moved to stay proceedings pending transfer by the MDL Panel.

        Defendants have not yet responded to the complaints filed in the State Court Derivative Actions.

        Alliance recorded charges to income totaling $330.0 million in 2003 in connection with establishing the $250.0 million restitution fund (which is discussed in detail under "Business - Regulation" in this Form 10-K) and certain other matters discussed above under "Alliance Litigations". Management of Alliance, however, cannot determine at this time the eventual outcome, timing or impact of these matters. Accordingly, it is possible that additional charges in the future may be required.

        With respect to the matters discussed above under "Alliance Litigations" (other than those referred to in the preceding paragraph and those related to SEBI), management of Alliance is unable to estimate the impact, if any, that the outcome of these matters may have on Alliance' results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these matters may have on the Company's results of operations or financial position.


        In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2004 and the four successive years are $125.8 million, $123.6 million, $111.5 million, $97.8 million, $90.1 million and $764.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2004 and the four successive years is $13.0 million, $9.2 million, $2.9 million, $2.7 million, $2.3 million and $16.1 million thereafter.

        At December 31, 2003, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2004 and the four successive years is $80.7 million, $79.4 million, $78.4 million, $69.8 million, $62.2 million and $497.7 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2004 and 2005 are $2.0 million and $1.9 million, respectively.


18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $413.2 million during 2004. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2003, 2002 and 2001, the Insurance Group statutory net income totaled $549.4 million, $451.6 million and $547.7 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,476.6 million and $4,281.0 million at December 31, 2003 and 2002, respectively. In 2003, 2002 and 2001, respectively, $400.0 million, $500.0 million and $1.7 billion in shareholder dividends were paid by Equitable Life.

        At December 31, 2003, the Insurance Group, in accordance with various government and state regulations, had $27.2 million of securities deposited with such government or state agencies.

        In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002, the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1, 2002 was a $363.6 million decrease to surplus.

        The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or Equitable of Colorado.

        At December 31, 2003 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2003.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured, (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2003               2002                2001
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Net change in statutory surplus and
          capital stock....................................  $        43.4       $   (1,354.7)      $      104.1
        Change in AVR......................................          152.2             (464.7)            (230.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          195.6           (1,819.4)            (126.1)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (245.7)             255.2              270.8
          DAC..............................................          556.1              458.1              458.5
          Deferred Federal income taxes....................           30.9             (634.6)            (354.8)
          Valuation of investments.........................           39.6              (74.8)              67.9
          Valuation of investment subsidiary...............         (321.6)           1,399.4           (1,507.9)
          Change in fair value of guaranteed minimum income
            benefit reinsurance contracts..................          (91.0)             120.0                -
          Shareholder dividends paid......................           400.0              500.0            1,700.0
          Changes in non-admitted assets...................          (35.1)             384.2              138.3
          Other, net.......................................           (2.1)             (23.7)               5.4
          GAAP adjustments for Other Discontinued
            Operations.....................................           (2.3)              23.0               (5.1)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       524.4       $      587.4       $      647.0
                                                            =================   ================   =================

                                      F-49


                                                                                  December 31,
                                                            ---------------------------------------------------------
                                                                  2003               2002                2001
                                                            -----------------   ----------------   ------------------
                                                                                 (In Millions)

        Statutory surplus and capital stock................  $     4,134.7       $    4,091.3       $    5,446.0
        AVR................................................          341.9              189.7              654.4
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,476.6            4,281.0            6,100.4
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,483.3)          (1,237.6)          (1,492.8)
          DAC..............................................        6,290.4            5,801.0            5,513.7
          Deferred Federal income taxes....................       (1,729.8)          (1,835.8)          (1,252.2)
          Valuation of investments.........................        2,196.3            1,629.6              635.9
          Valuation of investment subsidiary...............       (1,513.0)          (1,191.4)          (2,590.8)
          Fair value of guaranteed minimum income benefit
            reinsurance contracts..........................           29.0              120.0                -
          Non-admitted assets..............................        1,130.2            1,162.3              778.1
          Issuance of surplus notes........................         (599.6)            (599.6)            (539.4)
          Other, net.......................................           77.7              157.2              536.6



          GAAP adjustments for Other Discontinued
            Operations.....................................         (103.9)            (108.7)            (123.8)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,770.6       $    8,178.0       $    7,565.7
                                                            =================   ================   ==================


19)     ALLIANCE CHARGE FOR MUTUAL FUND MATTERS AND LEGAL PROCEEDINGS

        On December 18, 2003, Alliance reached terms with the SEC for the resolution of regulatory claims against Alliance with respect to market timing. The SEC accepted an Offer of Settlement submitted by Alliance. Alliance concurrently reached an agreement in principle with the New York Attorney General ("NYAG"), which is subject to final definitive documentation.

        The key provisions of the settlement with the SEC and NYAG are that Alliance must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, $150 million is characterized as disgorgement and $100 million is characterized as a penalty. In addition, the agreement with the NYAG requires a weighted average reduction in fees of 20% on Alliance's U.S. long-term open-end retail funds for a minimum of five years, which commenced January 1, 2004. This reduction in fees is expected to reduce Alliance Capital revenues by approximately $70 million in 2004.

        Alliance recorded pre-tax charges to income of $190 million and a $140 million for the quarters ended September 30, 2003 and December 31, 2003, respectively, or $330 million for the year 2003, to cover restitution, litigation and other costs associated with these investigations and other litigation. The effect of this settlement on the Company's 2003 net earnings after reflecting its impact on incentive compensation, income taxes and minority interest was $90.1 million.


20)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $103.0 million, $102.2 million and $116.6 million for 2003, 2002 and 2001, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Segment revenues:
       Insurance..........................................   $     4,734.4       $     4,673.4     $     4,763.3
       Investment Services................................         2,738.5             2,744.9           2,994.4
       Consolidation/elimination..........................           (70.4)              (71.3)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     7,402.5       $     7,347.0     $     7,667.7
                                                            =================   ================  ==================

       Segment earnings (loss) from continuing operations
          before Federal income taxes
          and minority interest:
       Insurance..........................................   $       631.6       $       437.9     $       707.5
       Investment Services................................           318.6               590.7             585.4
                                                            -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
          before Federal Income Taxes
          and Minority Interest...........................   $       950.2       $     1,028.6     $     1,292.9
                                                            =================   ================  ==================

                                                                                   December 31,
                                                                  2003                2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)
       Assets:
       Insurance..........................................   $    98,822.1       $    80,638.7     $    84,572.2
       Investment Services................................        15,410.1            14,160.3          15,808.8
       Consolidation/elimination..........................            33.1                27.3             (94.4)
                                                            -----------------   ----------------  ------------------
       Total Assets.......................................   $   114,265.3       $    94,826.3     $   100,286.6
                                                            =================   ================  ==================

21)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2003 and 2002 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        2003
        Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                       =================  =================   ==================   ==================

        Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                       =================  =================   ==================   ==================

        2002
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       162.6      $       206.5       $      267.1         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       130.4      $       205.1       $      286.5         $      (34.6)
                                       =================  =================   ==================   ==================


22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:

                                                                  2003               2002                 2001
                                                            -----------------   ----------------   -------------------
                                                                                  (In Millions)

        Net income, as reported............................  $       524.4       $      587.4       $      647.0
        Less: total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit...          (35.8)             (36.0)             (22.2)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       488.6       $      551.4       $      624.8
                                                            =================   ================   ===================

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can grant AXA ADRs and options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase (reduction) in the Stock Appreciation Rights liability of $12.0 million and $(10.2) million for 2003 and 2002, respectively, reflecting the variable accounting for the Stock Appreciation Rights, based on the change in the market value of AXA ADRs in 2003 and 2002.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2003, 2002 and 2001 follow:

                                       Holding Company                            Alliance
                           -----------------------------------------   -------------------------------
                               2003           2002         2001          2003      2002       2001
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.48%          2.54%         1.52%         6.1%      5.80%      5.80%

        Expected
          volatility......     46%            46%           29%           32%       32%        33%

        Risk-free interest
          rate............    2.72%          4.04%         4.98%         3.0%      4.2%       4.5%

        Expected life
          in years........      5              5             5            7.0       7.0        7.2

        Weighted average
          fair value per
          option at
          grant-date......    $4.39          $6.30         $9.42         $5.96     $5.89      $9.23

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2003. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       Holding Company                          Alliance
                                             ------------------------------------   ---------------------------------
                                                                    Weighted                            Weighted
                                                                    Average                             Average
                                                  AXA ADRs          Exercise            Units           Exercise
                                               (In Millions)         Price          (In Millions)        Price
                                             ------------------- ----------------   --------------- -----------------


        :
        Balance at January 2, 2001                18.3              $21.65               15.4           $28.73
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.51
                                             -------------------                    ---------------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $33.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             -------------------                    ---------------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.92
          Granted.........................         9.1              $12.60                 .1           $35.01
          Exercised.......................        (1.7)              $7.85               (1.2)          $17.26
          Forfeited.......................        (1.8)             $25.16               (1.5)          $43.26
                                             -------------------                    ---------------
        Balance at December 31, 2003              40.9              $23.04               13.8           $35.55
                                             ===================                    ===============

        Information about options outstanding and exercisable at December 31, 2003 follows:

                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------

          $ 6.325 - $ 9.01            .4               1.86           $ 7.64               .4                $ 7.63
          $10.195 - $15.20          11.8               8.35           $12.73              2.1                $13.23
          $15.995 - $22.84           9.9               6.82           $18.50              6.3                $18.66
          $26.095 - $33.025         13.8               4.63           $30.85              9.6                $30.48
          $36.031                    5.0               5.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
          $ 6.325 - $36.031         40.9               6.31           $23.04             23.4                $26.52
                              =================                                    ==================


              Alliance
        ----------------------
           $ 8.81 - $18.47           2.6               2.48           $13.19              2.6                $13.19
           $24.84 - $30.25           3.2               5.35           $27.90              2.9                $27.69
           $30.94 - $48.50           4.3               7.76           $40.63              1.8                $44.85
           $50.15 - $50.56           2.0               7.92           $50.25               .8                $50.25
           $51.10 - $58.50           1.7               6.95           $53.77              1.0                $53.76
                              -----------------                                    ------------------
           $ 8.81 - $58.50          13.8               6.13           $35.55              9.1                $31.89
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2003, approximately
        13.0 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and 103,262 Alliance Holding units were subject to awards made under this plan.

23)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $57.6 million and $39.7 million, respectively, for 2003 and 2002.

        The Company paid $639.1 million and $596.6 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2003 and 2002. The Company charged AXA Distribution's subsidiaries $304.4 million and $411.9 million, respectively, for their applicable share of operating expenses for 2003 and 2002, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $16.7 million and $17.9 million in 2003 and 2002, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $32.5 million and $17.6 million in 2003 and 2002, respectively.

        In 2003, Equitable Life entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. Equitable Life ceded $9.0 million of premiums and $2.8 million of reinsurance reserves to AXA Bermuda in 2003.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2003               2002               2001
                                                            -----------------   ----------------  ------------------
                                                                                 (In Millions)

       Investment advisory and services fees..............   $       824.6       $       854.5     $       997.1
       Distribution revenues..............................           436.0               467.5             544.6
       Shareholder servicing fees.........................            82.3                89.7              87.2
       Other revenues.....................................            11.4                10.2              11.0
       Brokerage..........................................             3.6                 7.0               5.7

                      REPORT OF INDEPENDENT AUDITORS ON
                   CONSOLIDATED FINANCIAL STATEMENT SCHEDULES





To the Board of Directors of
The Equitable Life Assurance Society of the United States


Our audits of the consolidated financial statements referred to in our report dated March 9, 2004 appearing on page F-1 of this Annual Report on Form 10-K also included an audit of the financial statement schedules listed in Item 15(a)2 of this Form 10-K. In our opinion, these financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements.




/s/PricewaterhouseCoopers LLP
New York, New York

March 9, 2004

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003

                                                                                   Estimated          Carrying
Type of Investment                                              Cost (A)          Fair Value           Value
-------------------                                         -----------------   ----------------   ---------------
                                                                                (In Millions)

Fixed maturities:
   U.S. government, agencies and authorities..............   $       812.3       $      870.5       $      870.5
   State, municipalities and political subdivisions.......           188.2              200.3              200.3
   Foreign governments....................................           248.4              294.0              294.0
   Public utilities.......................................         2,994.1            3,214.1            3,214.1
   All other corporate bonds..............................        21,496.6           22,957.7           22,957.7
   Redeemable preferred stocks............................         1,412.0            1,558.9            1,558.9
                                                            -----------------   ----------------   ---------------
Total fixed maturities....................................        27,151.6           29,095.5           29,095.5
                                                            -----------------   ----------------   ---------------
Equity securities:
  Common stocks:
    Industrial, miscellaneous and all other...............            13.5               13.6               13.6
Mortgage loans on real estate.............................         3,503.1            3,761.7            3,503.1
Real estate...............................................           310.8              XXX                310.8
Real estate acquired in satisfaction of debt..............           275.8              XXX                275.8
Real estate joint ventures................................            69.9              XXX                 69.9
Policy loans..............................................         3,894.3            4,481.9            3,894.3
Other limited partnership interests.......................           775.5              775.5              775.5
Other invested assets.....................................         1,101.6            1,101.6            1,101.6
                                                            -----------------   ----------------   ---------------

Total Investments.........................................   $    37,096.1       $   39,229.8       $   39,040.1
                                                            =================   ================   ===============

(A) Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns; for other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                         BALANCE SHEETS (PARENT COMPANY)
                           DECEMBER 31, 2003 AND 2002

                                                                                   2003                 2002
                                                                              -----------------    -----------------
                                                                                         (In Millions)

ASSETS
Investment:
  Fixed maturities:
    Available for sale, at estimated fair value (amortized
      cost of $26,874.1 and $24,480.4, respectively)........................  $     28,787.4       $     25,981.9
  Mortgage loans on real estate.............................................         3,503.1              3,746.2
  Equity real estate........................................................           656.4                717.3
  Policy loans..............................................................         3,670.4              3,805.8
  Investments in and loans to affiliates....................................         1,246.9              1,359.3
  Other equity investments..................................................           789.0                720.2
  Other invested assets.....................................................           590.7                892.4
                                                                              -----------------    -----------------
      Total investments.....................................................        39,243.9             37,223.1
Cash and cash equivalents...................................................           402.4                 15.3
Deferred policy acquisition costs...........................................         6,248.6              5,749.8
Amounts due from reinsurers.................................................         1,510.8              1,482.4
Other assets................................................................         2,228.8              2,289.2
Loans to affiliates.........................................................           400.0                413.0
Prepaid pension asset.......................................................           838.3                865.1
Separate Accounts assets....................................................        54,438.1             39,012.1
                                                                              -----------------    -----------------

Total Assets................................................................  $    105,310.9       $     87,050.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,907.5       $     22,630.6
Future policy benefits and other policyholders liabilities..................        13,831.4             13,892.5
Short-term and long-term debt...............................................           847.9                847.8
Federal income taxes payable................................................         1,775.9              1,474.2
Other liabilities...........................................................           877.0                922.0
Separate Accounts liabilities...............................................        54,300.6             38,883.8
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,540.3             78,650.9
                                                                              -----------------    -----------------

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,848.2              4,812.8
Retained earnings...........................................................         3,027.1              2,902.7
Accumulated other comprehensive income......................................           892.8                681.1
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,770.6              8,399.1
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................  $    105,310.9       $     87,050.0
                                                                              =================    =================


The financial information of The Equitable Life Assurance Society of the United States (Parent Company) should be read in conjunction with the Consolidated Financial Statements and Notes thereto. For information regarding capital in excess of par value refer to Note 1 of Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                     STATEMENTS OF EARNINGS (PARENT COMPANY)
                    YEARS ENDED DECEMBER 31, 2003, 2002, 2001



                                                                      2003                2002               2001
                                                                 -----------------   -----------------   ---------------
                                                                                     (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income........................................................  $     1,373.1      $     1,312.3       $     1,337.4
Premiums........................................................          882.8              936.7             1,010.0
Net investment income...........................................        2,338.3            2,321.7             2,301.9
Investment losses, net..........................................          (70.6)            (264.1)             (201.4)
Equity in earnings of subsidiaries .............................           44.3              113.1               134.2
Commissions, fees and other income..............................          163.2              337.6               244.1
                                                                 -----------------   -----------------  ----------------
      Total revenues............................................        4,731.1            4,757.3             4,826.2
                                                                 -----------------   -----------------  ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.........................................        1,691.0            2,025.7             1,878.9
Interest credited to policyholders' account balances............          946.6              945.5               957.1
Compensation and benefits.......................................          379.1              310.2               371.3
Commissions.....................................................        1,072.4              835.5               825.0
Interest expense................................................           58.8               72.5                71.5
Amortization of deferred policy acquisition costs...............          424.9              292.6               284.0
Capitalization of deferred policy acquisition costs.............         (990.0)            (753.2)             (743.4)
Rent expense....................................................           67.9               66.7                62.8
Amortization and depreciation...................................           98.1               88.0                92.1
Premium taxes...................................................           35.7               36.3                36.9
Other operating costs and expenses..............................          242.7              248.0               159.0
                                                                 -----------------   -----------------  ----------------
      Total benefits and other deductions.......................        4,027.2            4,167.8             3,995.2
                                                                 -----------------   -----------------  ----------------

Earnings from continuing operations before
  Federal income taxes..........................................          703.9              589.5               831.0
Federal income tax (expense) benefit............................         (182.9)              25.4              (224.4)
                                                                 -----------------   -----------------  ----------------
Earnings from continuing operations.............................          521.0              614.9               606.6
Earnings from discontinued operations, net of
   Federal income taxes.........................................            3.4                5.6                43.9
Cumulative effect of accounting changes, net of
   Federal income taxes.........................................            -                (33.1)               (3.5)
                                                                 -----------------   -----------------  ----------------
Net Earnings....................................................  $       524.4      $       587.4       $       647.0
                                                                 =================   =================  ================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE II
                    STATEMENTS OF CASH FLOWS (PARENT COMPANY)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                      2003                2002                2001
                                                                 -----------------   -----------------   ----------------
                                                                                     (In Millions)

Net earnings....................................................  $       524.4      $       587.4       $       647.0
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances..........          946.6              945.5               957.1
  Universal life and investment-type policy fee income..........       (1,373.1)          (1,312.3)           (1,337.4)
  Investment losses net.........................................           70.6              264.1               201.4
  Equity in net earnings of subsidiaries........................          (44.3)            (113.1)             (134.2)
  Dividends from subsidiaries...................................          181.8              213.6             1,289.4
  Change in deferred policy acquisition costs...................         (565.1)            (460.6)             (459.4)
  Change in future policy benefits and other policyholder
    funds.......................................................          (98.7)             216.1               (15.6)
  Change in prepaid pension asset...............................           26.8             (363.0)              (56.7)
  Change in fair value of guaranteed minimum income
      benefit reinsurance contract..............................           91.0             (120.0)                -
  Change in property and equipment..............................          (23.9)             (23.2)             (121.7)
  Change in Federal income tax payable..........................          193.0               93.2               573.9
  Amortization and depreciation.................................           98.1               88.0                92.1
  Other, net....................................................          187.2              118.2                57.9
                                                                 -----------------   -----------------  -----------------

Net cash provided by operating activities.......................          214.4              133.9             1,693.8
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments.....................................        4,180.6            2,973.1             2,429.1
  Sales.........................................................        4,778.7            7,624.4             7,470.3
  Purchases.....................................................      (11,403.4)         (12,609.2)          (11,775.1)
  Increase in loans to discontinued operations..................            2.5               38.1                14.7
  Change in short-term investments..............................          357.0             (570.9)              123.1
  Change in policy loans........................................          135.6               71.5               (52.2)
  Loans to affiliates...........................................            -                  -                (400.0)
  Other, net....................................................          (61.7)              97.5               (60.3)
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities...........................       (2,010.7)          (2,375.5)           (2,250.4)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits....................................................        5,689.6            4,384.9             3,252.1
    Withdrawals and transfers to Separate Accounts..............       (3,141.6)          (1,995.9)           (2,445.4)
  Net decrease in short-term financings.........................            (.2)               (.2)                (.2)
  Shareholder dividends paid....................................         (400.0)            (500.0)           (1,700.0)
  Other, net....................................................           35.6               59.1               (29.3)
                                                                 -----------------   -----------------  -----------------

Net cash provided (used) by financing activities................        2,183.4            1,947.9              (922.8)
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents.............................          387.1             (293.7)           (1,479.4)

Cash and cash equivalents, beginning of year....................           15.3              309.0             1,788.4
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year..........................  $       402.4      $        15.3       $       309.0
                                                                 =================   =================  =================

Supplemental cash flow information
  Interest Paid.................................................  $        43.2      $        43.6       $        43.4
                                                                 =================   =================  =================
  Income Taxes (Refunded) Paid..................................  $       (58.8)     $      (153.6)      $       517.0
                                                                 =================   =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- --------------- ------------------ ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $    2,340.8
Investment
  Services.............              -                 -                -                -               16.9
Consolidation/
  elimination..........              -                 -                -                -               29.2
                           --------------- ------------------ ----------------- -------------- ---------------
Total..................     $    6,290.4     $    25,307.7     $   13,934.7      $    2,266.1   $     2,386.9
                           =============== ================== ================= ============== ===============

                                               Amortization
                            Policyholders'      of Deferred          (2)
                             Benefits and         Policy            Other
                               Interest         Acquisition       Operating
         Segment               Credited            Cost            Expense
-------------------------- ----------------- ------------------ ---------------


Insurance..............     $     2,677.9     $      434.6       $       990.3
Investment
  Services.............               -                -               2,419.9
Consolidation/
  elimination..........               -                -                 (70.4)
                           ----------------- ------------------ ---------------
Total..................     $     2,677.9     $      434.6       $     3,339.8
                           ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                   AT AND FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               Future Policy        Policy
                               Deferred                           Benefits         Charges          (1)
                                Policy       Policyholders'      and Other           and            Net
                             Acquisition        Account        Policyholders'      Premium       Investment
         Segment                Costs           Balance            Funds           Revenue         Income
-------------------------- -------------- ------------------- ----------------- -------------- ---------------
                                                      (In Millions)

Insurance..............     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $    2,331.2
Investment
  Services.............              -                 -                -                -               18.0
Consolidation/
  elimination..........              -                 -                -                -               28.0
                           -------------- ------------------- ----------------- -------------- ---------------
Total..................     $    5,801.0     $    23,037.5     $   13,975.7      $    2,260.7   $     2,377.2
                           ============== =================== ================= ============== ===============

                                                Amortization
                             Policyholders'      of Deferred          (2)
                              Benefits and         Policy            Other
                                Interest         Acquisition       Operating
         Segment                Credited            Cost            Expense
--------------------------  ----------------- ------------------ ---------------


Insurance..............      $     3,008.5     $      296.7       $       930.3
Investment
  Services.............                -                -               2,154.2
Consolidation/
  elimination..........                -                -                 (71.3)
                            ----------------- ------------------ ---------------
Total..................      $     3,008.5     $      296.7       $     3,013.2
                            ================= ================== ===============



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                                                    Policy
                                                                   Charges             (1)            Policyholders'
                                                                     and               Net             Benefits and
                                                                   Premium          Investment           Interest
                           Segment                                 Revenue            Income             Credited
--------------------------------------------------------------- ---------------  ----------------- ----------------------
                                                                                   (In Millions)

Insurance...................................................     $   2,362.2      $    2,337.9      $        2,870.5
Investment
  Services..................................................             -                39.9                   -
Consolidation/
  elimination...............................................             -                26.5                   -
                                                                ---------------  ----------------- ----------------------
Total.......................................................     $   2,362.2      $    2,404.3      $        2,870.5
                                                                ===============  ================= ======================

                                                                    Amortization
                                                                     of Deferred              (2)
                                                                       Policy                Other
                                                                     Acquisition           Operating
                                                                        Cost                Expense
                                                                 -------------------- --------------------


Insurance...................................................     $       287.9        $      897.4
Investment
  Services..................................................               -               2,409.0
Consolidation/
  elimination...............................................               -                 (90.0)
                                                                -------------------- --------------------
Total.......................................................     $       287.9        $    3,216.4
                                                                ===================== ====================



(1) Net investment income is based upon specific identification of portfolios within segments.

(2) Operating expenses are principally incurred directly by a segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                   SCHEDULE IV
                                 REINSURANCE (A)
           AT AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                         Assumed                            Percentage
                                                     Ceded to              from                             of Amount
                                   Gross               Other              Other              Net             Assumed
                                   Amount            Companies          Companies           Amount            to Net
                              -----------------   ----------------   -----------------  ---------------   ---------------
                                                                (Dollars In Millions)

2003
----
Life Insurance In-Force......  $    266,115.8      $   90,031.1       $   41,078.1       $   217,162.8         18.92%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        769.0      $       70.2       $      140.9       $       839.7         16.78%
Accident and health..........           144.8              98.2               12.1                58.7         20.61%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        913.8      $      168.4       $      153.0       $       898.4         17.03%
                              =================   ================   =================  ===============

2002
----
Life Insurance In-Force......  $    264,456.6      $   89,413.1       $   42,228.6       $   217,281.1         19.44%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        803.3      $       86.8       $      145.7       $       862.2         16.90%
Accident and health..........           151.3             104.0               35.7                83.0         43.01%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        954.6      $      190.8       $      181.4       $       945.2         19.19%
                              =================   ================   =================  ===============

2001
----
Life Insurance In-Force......  $    263,375.6      $   75,190.5       $   42,640.4       $   230,825.5         18.47%
                              =================   ================   =================  ===============

Premiums:
Life insurance and
  annuities..................  $        830.2      $       63.6       $      138.5       $       905.1         15.30%
Accident and health..........           159.8             109.5               64.5               114.8         56.18%
                              -----------------   ----------------   -----------------  ---------------
Total Premiums...............  $        990.0      $      173.1       $      203.0       $     1,019.9         19.90%
                              =================   ================   =================  ===============


(A) Includes amounts related to the discontinued group life and health business.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.


          1.  Separate Account Nos. 45 and 49:

                - Report of Independent Auditors - PricewaterhouseCoopers
                  LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2003;
                - Statements of Operations for the Year Ended December 31, 2003;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2003 and 2002; and
                - Notes to Financial Statements.

          2.    The Equitable Life Assurance Society of the United States:

                - Report of Independent Auditors - PricewaterhouseCoopers
                  LLP;
                - Consolidated Balance Sheets as of December 31, 2003 and
                  2002;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2003, 2002 and 2001;
                - Consolidated Statements of Equity for Years Ended December
                  31, 2003, 2002 and 2001;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2003, 2002 and 2001; and
                - Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account Nos. 45 and 49 and The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., previously filed with this Registration Statement, File No. 333-05593 on May 1, 1998.

              (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

              (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                   April 19, 2004.

              (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 (File No. 33-83750), filed August 31, 1995.

              (e) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (f) Forms of data pages for the Rollover IRA, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (g) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 333-05593 on October 9, 1996.

              (h) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

              (i) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (j) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (k) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (l) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (m) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (n) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (o) Forms of data pages for the Accumulator, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (p) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (q) Form of Defined Benefit endorsement no. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to
                   Exhibit 4 (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

              (r) Form of Guaranteed Interest Account endorsement no. 98ENGIAII, and data pages 94ICA/B, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (s) Form of data pages for Equitable Accumulator TSA, previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (t) Form of Endorsement Applicable to TSA Certificates, previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (u)  Form of data pages for Equitable Accumulator (IRA, NQ, QP and
                   TSA), previously filed with this Registration Statement, File No. 333-05593 on November 30, 1998.

              (v) Form of data pages (as revised), for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (w) Form of Endorsement No. 98 ENIRAI to Contract No. 1050-94IC and the Certificate under the Contract, previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (x) Forms of data pages for Equitable Accumulator Flexible Premium IRA and Flexible Premium Roth IRA, previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (y) Form of data pages for Equitable Accumulator Contracts (NQ, QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (z) Form of data pages for the new version of Equitable Accumulator previously filed with this Registration Statement, File No. 333-05593 on Form N-4 on November 23, 1999.

           (a)(a) Form of Endorsement (Form No. 2000 ENIRAI-IM) to be used with IRA certificates, previously filed with this Registration Statement No. 333-05593 on Form N-4 on April 25, 2000.

           (b)(b) Form of Endorsement applicable to Roth IRA Contracts Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (c)(c) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (d)(d) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (e)(e) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (f)(f) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (g)(g) Form of Amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (h)(h) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (i)(i) Form of Data Pages for Accumulator, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (j)(j) Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (k)(k)  Form of Endorsement applicable to Fixed Maturity
                   Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (l)(l) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement
                   File No. 333-05593 on December 20, 2001.

           (m)(m)  Form of Guaranteed Minimum Income Benefit Rider,
                   Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (o)(o)  Form of Guaranteed Minimum Death Benefit Rider,
                   Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-05593 on
                   December 20, 2001.

           (p)(p) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement
                   File No. 333-05593 on December 20, 2001.

           (q)(q) Form of Data Page for Accumulator, Form No. 2002DPCore previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (r)(r) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (s)(s) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed
                   March 8, 2002.

           (t)(t) Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (u)(u) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (v)(v) Form of Protection Plus Optional Death Benefit Rider, Form. No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (w)(w) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6%orAR incorporated herein by reference to
                   Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (x)(x) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                   Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (y)(y) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (z)(z) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                   Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(b) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(c) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(d) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(e) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85. Filed with this Registration File No. 333-05593 on April 24, 2003.

           (a)(f) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(g) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit) (No. 2002 GMIB). Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(h) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB). Filed with this Registration Statement
                   File No. 333-05593 on April 24, 2003.

           (a)(i) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(j) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85]. Filed with this Registration Statement File No. 333-05593 on
                   May 8, 2003.

           (a)(k) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(l) Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(m) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(n)  Form of Spousal Protection Rider applicable to
                   [Non-Qualified][Certificate/Contract]s (No. 2003 SPPRO).

           (a)(o) Form of Data Pages (No. 2003 DPTOBCO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(p) Form of Data Pages (No. 2003DP). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(q) Form of Data Pages (No. 2003 DPCORE). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

        5.    (a)  Forms of application used with the IRA, NQ and Fixed Annuity
                   Markets, incorporated herein by reference to Exhibit 5(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b)  Forms of Enrollment Form/Application for Rollover IRA,
                   Choice Income Plan and Accumulator, incorporated herein by reference to Exhibit 5(b)(i) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (c) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

              (d) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (e) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ AND QP), previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on November 30, 1998.

              (h) Form of Enrollment Form/Application (as revised) for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement File No. 333-05593 on April 30, 1999.


              (j) Form of application for Accumulator, Form No. 2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (k) Form of application for Accumulator, Form No. 2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953).

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-60730 on December 5, 2001.

              (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

              (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

         9. (a) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 333-05593 on April 30, 1998.

              (b) Opinion and Consent of Robin Wagner, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-05593 on November 23, 1999.

              (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered.

        10.   (a)  Consent of PricewaterhouseCoopers LLP.

              (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

              (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

              (d)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

        11.   Not applicable.

        12.   Not applicable.

        13.   Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Vivendi Universal
42, avenue de Friedland
75380 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
c/o LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
230 Byram Shore Road
Greenwich, CT 06830

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Deanna M. Mulligan                         Executive Vice President

*Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

          Separate Account No. 49 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
        LAST UPDATED: 9/30/03

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                           DE             NY      13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                        ND             ND      45-0373941
     AXA Financial Services, LLC   (Note 2)                                                       DE             NY      52-2197822
        AXA Distribution Holding Corporation  (Note 2)                                            DE             NY      13-4078005
           AXA Advisors, LLC     (Note 5)                                                         DE             NY      13-4071393
           AXA Network, LLC     (Note 6)                                        Operating         DE             NY      06-1555494
              AXA Network of Alabama, LLC                                       Operating         AL             AL      06-1562392
              AXA Network of Connecticut, Maine and New York, LLC               Operating         DE             NY      13-4085852
              AXA Network Insurance Agency of Massachusetts, LLC                Operating         MA             MA      04-3491734
              AXA Network of Nevada, Inc.                                       Operating         NV             NV      13-3389068
              AXA Network of Puerto Rico, Inc.                                  Operating        P.R.           P.R.     66-0577477
              AXA Network Insurance Agency of of Texas, Inc.                    Operating         TX             TX      75-2529724
           Paramount Planners, LLC                                              Operating         DE             NY      06-1602479
        The Equitable Life Assurance Society of the United States  (Note 2)  *  Insurance         NY             NY      13-5570651
           The Equitable of Colorado, Inc. *                                    Insurance         CO             CO      13-3198083
           Equitable Deal Flow Fund, L.P.                                       Investment        DE             NY      13-3385076
              Equitable Managed Assets, L.P.                                    Investment        DE             NY      13-3385080
           Real Estate Partnership Equities (various)                           Investment        **                          -
           Equitable Holdings, LLC  (Notes 3 & 4)                                  HCO            NY             NY      22-2766036
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                 HCO            DE             NY      13-2677213
           Wil-Gro, Inc                                                         Investment        PA             PA      23-2702404
           STCS, Inc.                                                           Investment        DE             NY      13-3761592
           Fox Run, Inc.                                                        Investment        MA             NY      23-2762596
           FTM Corp.                                                            Investment        MD             MD      13-3778225
           EVSA, Inc.                                                           Investment        DE             PA      23-2671508
           Equitable Rowes Wharf, Inc.                                          Investment        MA             MA      04-3272826
           Prime Property Funding II, Inc.                                      Operating         DE             NY      13-3961599
           Sarasota Prime Hotels, LLC                                           Investment        FL             GA      58-2330533
           ECLL, Inc.                                                           Investment        MI             GA      58-2377569

                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership      Comments
                                                                                Owned        or Control     (e.g., Basis of Control)
                                                                                -----        ----------     ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                          1,000       100.00%
     AXA Financial Services, LLC   (Note 2)                                             -       100.00%
        AXA Distribution Holding Corporation  (Note 2)                              1,000       100.00%
           AXA Advisors, LLC     (Note 5)                                               -       100.00%
           AXA Network, LLC     (Note 6)                                                -       100.00%
              AXA Network of Alabama, LLC                                               -       100.00%
              AXA Network of Connecticut, Maine and New York, LLC                       -       100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                        -       100.00%
              AXA Network of Nevada, Inc.                                                       100.00%
              AXA Network of Puerto Rico, Inc.                                                  100.00%
              AXA Network Insurance Agency of of Texas, Inc.                        1,050       100.00%
           Paramount Planners, LLC                                                      -       100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)  *  2,000,000       100.00%       NAIC # 62944
           The Equitable of Colorado, Inc. *                                    1,000,000       100.00%       NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                               -             -       G.P & L.P.
              Equitable Managed Assets, L.P.                                            -             -       G.P.
           Real Estate Partnership Equities (various)                                   -             -       **
           Equitable Holdings, LLC  (Notes 3 & 4)                                       -       100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              5,000,000       100.00%
           Wil-Gro, Inc                                                             1,000       100.00%
           STCS, Inc.                                                               1,000       100.00%
           Fox Run, Inc.                                                            1,000       100.00%
           FTM Corp.                                                                1,000       100.00%
           EVSA, Inc.                                                                  50       100.00%
           Equitable Rowes Wharf, Inc.                                              1,000       100.00%
           Prime Property Funding II, Inc.                                                      100.00%
           Sarasota Prime Hotels, LLC                                                   -       100.00%
           ECLL, Inc.                                                                           100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.


1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

     Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

     Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

     Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

     As of June 25, 2003, AXF and its subsidiaries owned 54.6% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

          AXF held directly 32,699,154 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital Units (2.08%),
          ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.42%), and ECMC, LLC owned 32,720,227 Alliance Capital Units (13.05%).

     Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

     In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.29% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

Dissolved: -    On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
           -    100 Federal Street Funding Corporation was dissolved August 31,
                1998.
           -    100 Federal Street Realty Corporation was dissolved December 20,
                2001.
           -    CCMI Corp. was dissolved on October 7, 1999.
           -    ELAS Realty, Inc. was dissolved January 29, 2002.
           -    EML Associates, L.P. was dissolved March 27, 2001.
           -    EQ Services, Inc. was dissolved May 11, 2001.
           -    Equitable BJVS, Inc. was dissolved October 3, 1999.
           -    Equitable Capital Management Corp. became ECMC, LLC on November
                30, 1999.
           -    Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           -    Equitable JVS II, Inc. was dissolved December 4, 1996
           -    Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                dissolved on December 31, 2000.
           -    EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           -    EREIM Managers Corporation was dissolved March 27, 2001.
           -    EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           -    EVLICO, Inc. was dissolved in 1999.
           -    Franconom, Inc. was dissolved on December 4, 2000.
           -    GP/EQ Southwest, Inc. was dissolved October 21, 1997
           -    HVM Corp. was dissolved on Feb. 16, 1999.
           -    ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           -    Prime Property Funding, Inc. was dissolved in Feb. 1999.
           -    Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           -    Six-Pac G.P., Inc. was dissolved July 12,1999

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING A - Equitable Holdings, LLC

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           Operating          DE             NY      13-3049038
              Equitable Casualty Insurance Company *                            Operating          VT             VT      06-1166226
              ECMC, LLC   (See Note 4 on Page 2)                                Operating          DE             NY      13-3266813
                 Equitable Capital Private Income & Equity
                 Partnership II, L.P.                                           Investment         DE             NY      13-3544879
              Alliance Capital Management Corporation (See Note 4 on Page 2)    Operating          DE             NY      13-3633538
                 See Attached Listing B
              Equitable JVS, Inc.                                               Investment         DE             GA      58-1812697
                 Astor Times Square Corp.                                       Investment         NY             NY      13-3593699
                 Astor/Broadway Acquisition Corp.                               Investment         NY             NY      13-3593692
                 PC Landmark, Inc.                                              Investment         TX             TX      75-2338215
                 EJSVS, Inc.                                                    Investment         DE             NJ      58-2169594
              AXA Distributors, LLC                                             Operating          DE             NY      52-2233674
                 AXA Distributors Insurance Agency of Alabama, LLC              Operating          DE             AL      52-2255113
                 AXA Distriburors Insurance Agency, LLC                         Operating          DE         CT, ME,NY   06-1579051
                 AXA Distributors Insurance Agency of Massachusetts, LLC        Operating          MA             MA      04-3567096
                 AXA Distributors Insurance Agency of Texas, Inc.               Operating          TX             TX      74-3006330
              J.M.R. Realty Services, Inc.                                      Operating          DE             NY      13-3813232
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     Operating          DE             NJ      22-3492811


                                                                                         Parent's
                                                                             Number of   Percent of
                                                                              Shares     Ownership   Comments
                                                                              Owned     or Control  (e.g., Basis of Control)
                                                                              -----     ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           500       100.00%
              Equitable Casualty Insurance Company *                          1,000       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                  -       100.00%
                 Equitable Capital Private Income & Equity                                          ECMC is G.P.
                 Partnership II, L.P.                                             -             -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)    100       100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                             1,000       100.00%
                 Astor Times Square Corp.                                       100       100.00%
                 Astor/Broadway Acquisition Corp.                               100       100.00%    G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                            1,000       100.00%
                 EJSVS, Inc.                                                  1,000       100.00%
              AXA Distributors, LLC                                               -       100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                -       100.00%
                 AXA Distriburors Insurance Agency, LLC                           -       100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC          -       100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.             1,000       100.00%
              J.M.R. Realty Services, Inc.                                    1,000       100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     100       100.00%




*    Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.

          Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.

          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.

          Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.

                                                                                               State of      State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2) Operating        DE           NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)        Operating        DE           NY        13-3434400
                    Albion Alliance LLC                                          Operating        DE           NY        13-3903734
                    Cursitor Alliance LLC                                            HCO          DE           MA        22-3424339
                    Alliance Capital Management LLC                                  HCO          DE           NY
                       Sanford C. Bernstein & Co., LLC                           Operating        DE           NY
                    Alliance Capital Management Corp. of Delaware                    HCO          DE           NY        13-2778645
                       ACAM Trust Company Private Ltd.                           Operating      India        India            -
                       ACM Global Investor Services S.A.                         Operating       Lux.         Lux.            -
                          ACM New-Alliance (Luxembourg) S.A.                     Operating       Lux.         Lux.            -
                          ACM Fund Services (Espana) S.L.                        Operating      Spain        Spain            -
                       ACM International (France) SAS                            Operating      France       France           -
                       ACM Software Services Ltd.                                Operating        DE           NY        13-3910857
                       Alliance Barra Research Institute, Inc.                   Operating        DE           NY        13-3548918
                       Alliance Capital Asset Management (Japan) Ltd             Operating      Japan        Japan            -
                       Alliance Capital Australia Limited                        Operating      Aust.        Aust.            -
                          Far Eastern Alliance Asset Management                  Operating      Taiwan       Taiwan           -
                       Alliance Capital Global Derivatives Corp.                 Operating        DE           NY        13-3626546
                       Alliance Capital Latin America Ltd.                       Operating      Brazil       Brazil           -
                       Alliance Capital Limited                                  Operating       U.K.         U.K.            -
                          Alliance Capital Services Ltd.                         Operating       U.K.         U.K.            -
                             Dimensional Trust Management Ltd.                   Operating       U.K.         U.K.            -
                       Alliance Capital (Luxembourg) S.A.                        Operating       Lux.         Lux.            -
                       Alliance Capital Management (Asia) Ltd.                   Operating        DE       Singapore     13-3752293
                       Alliance Capital Management Australia Limited             Operating      Aust.        Aust.            -
                       Alliance Capital Management Canada, Inc.                  Operating        DE         Canada      13-3630460
                       Alliance Capital Management New Zealand Limited           Operating       N.Z.         N.Z.            -
                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership    Comments
                                                                                Owned        or Control   (e.g., Basis of Control)
                                                                                -----        ----------   ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                                     owns 1% GP interest in
                                                                                                          Alliance Capital
                                                                                                          Management L.P. and
                                                                                                          100,000 GP units in
                                                                                                          Alliance Capital
                                                                                                          Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                     -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                                         37.60%    Equitable Life = 4.7%;
                                                                                                          3rd parties = 57.7%
                    Cursitor Alliance LLC                                                      100.00%
                    Alliance Capital Management LLC                                            100.00%
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    Alliance Capital Management Corp. of Delaware                    10        100.00%
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ACM Global Investor Services S.A.                                        99.00%    Alliance Capital
                                                                                                          Oceanic Corp. owns 1%

                          ACM New-Alliance (Luxembourg) S.A.                                     1.00%    New Alliance Asset
                                                                                                          Mngmnt (Asia) Ltd owns 99%
                          ACM Fund Services (Espana) S.L.                                      100.00%
                       ACM International (France) SAS                                          100.00%
                       ACM Software Services Ltd.                                              100.00%
                       Alliance Barra Research Institute, Inc.                    1,000        100.00%
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       Alliance Capital Australia Limited                                      100.00%
                          Far Eastern Alliance Asset Management                                 20.00%    3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                  1,000        100.00%
                       Alliance Capital Latin America Ltd.                                      99.00%    Alliance Capital Oceanic
                                                                                                          Corp. owns 1%
                       Alliance Capital Limited                                 250,000        100.00%
                          Alliance Capital Services Ltd.                          1,000        100.00%
                             Dimensional Trust Management Ltd.                   50,000        100.00%
                       Alliance Capital (Luxembourg) S.A.                         3,999         99.98%    Alliance Cap. Oceanic
                                                                                                          Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       Alliance Capital Management Australia Limited                            50.00%    3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  18,750        100.00%
                       Alliance Capital Management New Zealand Limited                          50.00%    3rd parties = 50%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.



                                                                                                  State of      State of
                                                                                   Type of      Incorp. or     Principal     Federal
                                                                                  Subsidiary     Domicile      Operation    Tax ID #
                                                                                  ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                Operating    So Africa   So Africa        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                       Operating      Nambia      Nambia         -
                       Alliance Capital Management (Singapore) Ltd.                  Operating    Singapore   Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.                     Operating    Mauritius   Mauritius        -
                          Alliance Capital Asset Management (India) Private Ltd      Operating      India       India          -
                       Alliance Capital Oceanic Corp.                                Operating        DE          NY      13-3441277
                       Alliance Corporate Finance Group Inc.                         Operating        DE          NY      52-1671668
                       Alliance Eastern Europe, Inc.                                 Operating        DE          NY      13-3802178
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.)                         Operating        DE          NY      13-3191825
                       Alliance Global Investor Services, Inc.                       Operating        DE          NJ      13-3211780
                       Alliance SBS-AGRO Capital Management Co.                      Operating      Russia      Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                        Operating     So Korea    So Korea        -
                       New Alliance Asset Management (Asia) Ltd                      Operating       H.K.        H.K.          -
                          Alliance Capital Taiwan Limited                            Operating      Taiwan      Taiwan         -
                          ACM New-Alliance (Luxembourg) S.A.                         Operating       Lux.        Lux.          -
                       Meiji - Alliance Capital Corp.                                Operating        DE          NY      13-3613617
                       Sanford C. Bernstein Ltd.                                     Operating       U.K.        U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.                 Operating       U.K.        U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                         Operating      Aust.       Aust.          -
                       Whittingdale Holdings Ltd.                                    Operating       U.K.        U.K.          -
                          ACM Investments Ltd.                                       Operating       U.K.        U.K.          -
                          Alliance Asset Allocation Ltd.                             Operating       U.K.        U.K.          -
                          Alliance Capital Whittingdale Ltd.                         Operating       U.K.        U.K.          -
                          Alliance Cecogest S.A.                                     Operating      France      France         -
                          Cursitor Alliance Services Ltd.                            Operating       U.K.        U.K.          -
                          Cursitor Holdings Ltd.                                     Operating       U.K.        U.K.          -
                          Whittingdale Nominees Ltd.                                 Operating       U.K.        U.K.          -

                                                                                                Parent's
                                                                                 Number of      Percent of
                                                                                  Shares        Ownership   Comments
                                                                                   Owned        or Control  (e.g., Basis of Control)
                                                                                   -----        ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                              80.00%     3rd parties = 20%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                                    100.00%
                       Alliance Capital Management (Singapore) Ltd.                               100.00%
                       Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                          Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd parties = 25%
                       Alliance Capital Oceanic Corp.                              1,000          100.00%     inactive
                       Alliance Corporate Finance Group Inc.                       1,000          100.00%
                       Alliance Eastern Europe, Inc.                                              100.00%
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.                          100                1
                       Alliance Global Investor Services, Inc.                       100          100.00%     formerly, Alliance
                                                                                                              Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                                    49.00%     3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                                      20.00%     3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                                    50.00%     3rd parties = 50%
                          Alliance Capital Taiwan Limited                                          99.00%     Others owns 1%
                          ACM New-Alliance (Luxembourg) S.A.                                       99.00%     ACM Global Investor
                                                                                                              Svcs owns 1%
                       Meiji - Alliance Capital Corp.                             50,000           50.00%     Meiji Mutual Life
                                                                                                              owns 50%
                       Sanford C. Bernstein Ltd.                                                  100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                       Sanford C. Bernstein Proprietary Ltd.                                      100.00%
                       Whittingdale Holdings Ltd.                                                 100.00%
                          ACM Investments Ltd.                                                    100.00%
                          Alliance Asset Allocation Ltd.                                          100.00%
                          Alliance Capital Whittingdale Ltd.                                      100.00%
                          Alliance Cecogest S.A.                                                  100.00%
                          Cursitor Alliance Services Ltd.                                         100.00%
                          Cursitor Holdings Ltd.                                                  100.00%
                          Whittingdale Nominees Ltd.                                              100.00%


Item 27. Number of Contractowners

         As of February 29, 2004, there were 3,824 owners of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters
         -----------------------------------------
         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of Equitable, are the principal underwriters for Separate Accounts 49, 301, FP,
EQ Advisors Trust and AXA VIP Trust. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA Advisors, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

 Jerald E. Hampton                    Chairman of the Board, Co-President,
                                      Co-Chief Executive Officer
                                      and Director

 Robert S. Jones, Jr.                 Co-President, Co-Chief Executive Officer
                                      and Director

 Tom Wirtshafter                      Chief Operating Officer and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Ned Dane                             Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Peter D. Noris                       Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President

 James Goodwin                        Senior Vice President

 Paul Gallagher                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Erik Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Operations
                                      Officer

 David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

 Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Darren Gitlitz                       First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Michael Higgins                      Vice President

 Gary Gordon                          Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Roger Pacheco                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President


(ii) AXA Distributors, LLC

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                       (AXA DISTRIBUTORS, LLC)
----------------                       ----------------------
 Jerald Hampton                        Director and Chairman of the Board,
                                       President and Chief Executive Officer

 Laura Pantaleo                        Director and Executive Vice President
                                       and Head of Strategic Business Unit

 Deanna Mulligan                       Director

 Hunter Allen                          Executive Vice President and National
                                       Sales Director

 Michael McDaniel                      Executive Vice President, National
                                       Sales Manager, Broker/Dealer

 Michael Brandreit                     Executive Vice President, National
                                       Sales Manager, Financial Institutions

 Megan Condron                         Senior Vice President, National Accounts
                                       Director, Broker/Dealer

 Harry Johnson                         Senior Vice President

 Jeff Herman                           Senior Vice President

 Robert Mullett                        Senior Vice President

 Anthea Perkinson                      Senior Vice President, National Accounts
                                       Director, Financial Institutions

 Daniel Roebuck                        Senior Vice President

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

          The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2004.




                                        SEPARATE ACCOUNT No. 49 OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------
                                        Dodie Kent
                                        Vice President and Counsel
                                        The Equitable Life
                                        Assurance Society of the United
                                        States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2004.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin
Denis Duverne               W. Edwin Jarmain









*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 23, 2004
                                       C-14

                                 EXHIBIT INDEX

EXHIBIT NO.                                                         TAG VALUE
-----------                                                         ---------
    9(c)       Opinion and Consent of Counsel                        EX-99.9c

   10(a)       Consent of PricewaterhouseCoopers LLP                 EX-99.10a



                                     C-15